GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)/
    SHARES      DESCRIPTION                                              VALUE ($)
----------------------------------------------------------------------------------
                MUTUAL FUNDS -- 99.5%
         4,682  GMO Core Plus Bond Fund, Class III                          50,329
         2,167  GMO Currency Hedged International Equity Fund, Class
                  III                                                       13,588
         7,030  GMO Domestic Bond Fund, Class III                           71,562
         2,054  GMO Emerging Country Debt Fund, Class III                   18,321
         4,896  GMO Emerging Markets Fund, Class III                        44,849
         2,530  GMO Inflation Indexed Bond Fund, Class III                  30,228
         3,352  GMO International Bond Fund, Class III                      35,570
         2,505  GMO International Intrinsic Value Fund, Class III           45,248
         2,918  GMO International Small Companies Fund, Class III           30,464
         3,044  GMO Real Estate Fund, Class III                             34,548
         1,879  GMO Small Cap Value Fund, Class III                         23,954
         8,622  GMO U.S. Core Fund, Class III                               93,285
                                                                         ---------
                TOTAL MUTUAL FUNDS (COST $497,597)                         491,946
                                                                         ---------
                SHORT-TERM INVESTMENTS -- 0.1%
                REPURCHASE AGREEMENTS -- 0.1%
$          500  Salomon Smith Barney Inc. Repurchase Agreement, dated
                8/30/02, due 9/3/02, with a maturity value of $501, and
                an effective yield of 0.85%, collateralized by a U.S.
                Treasury Bond with a rate of 8.125%, maturity date of
                8/15/19 and market value, including accrued interest of
                $13,677.                                                       500
                                                                         ---------

                TOTAL SHORT-TERM INVESTMENTS (COST $500)                       500
                                                                         ---------
                TOTAL INVESTMENTS -- 99.6%
                (Cost $498,097)                                            492,446

                Other Assets and Liabilities (net) -- 0.4%                   1,907
                                                                         ---------
                TOTAL NET ASSETS -- 100.0%                               $ 494,353
                                                                         =========

              See accompanying notes to the financial statements.              1

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $498,097) (Note 1)             $  492,446
   Receivable for expenses reimbursed by Manager (Note 2)          4,154
                                                              ----------

      Total assets                                               496,600
                                                              ----------

LIABILITIES:
   Accrued expenses                                                2,247
                                                              ----------

      Total liabilities                                            2,247
                                                              ----------
NET ASSETS                                                    $  494,353
                                                              ==========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $10,455,938
   Distributions in excess of net investment income             (585,405)
   Accumulated net realized loss                              (9,370,529)
   Net unrealized depreciation                                    (5,651)
                                                              ----------
                                                              $  494,353
                                                              ==========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $  494,353
                                                              ==========

SHARES OUTSTANDING:
   Class III                                                      46,860
                                                              ==========

NET ASSET VALUE PER SHARE:
   Class III                                                  $    10.55
                                                              ==========

2             See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $1,586,376
   Interest                                                          881
                                                              ----------

      Total income                                             1,587,257
                                                              ----------
EXPENSES:
   Custodian and transfer agent fees                               9,384
   Audit fees                                                      7,912
   Legal fees                                                      2,944
   Registration fees                                               1,564
   Trustees fees (Note 2)                                          1,569
   Miscellaneous                                                   1,440
   Fees reimbursed by Manager (Note 2)                           (23,244)
                                                              ----------
      Net expenses                                                 1,569
                                                              ----------

         Net investment income                                 1,585,688
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                             (4,553,353)
      Realized gains distributions from investment company
      shares                                                     520,607
                                                              ----------

         Net realized loss                                    (4,032,746)
                                                              ----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                2,469,482
                                                              ----------

      Net realized and unrealized loss                        (1,563,264)
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   22,424
                                                              ==========

              See accompanying notes to the financial statements.              3

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   1,585,688      $  4,661,808
   Net realized loss                                         (4,032,746)         (554,872)
   Change in net unrealized appreciation (depreciation)       2,469,482         1,302,323
                                                          -------------      ------------

   Net increase in net assets from operations                    22,424         5,409,259
                                                          -------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                              (2,183,367)       (5,364,302)
                                                          -------------      ------------
      Total distributions from net investment income         (2,183,367)       (5,364,302)
                                                          -------------      ------------

   Net realized gains
      Class III                                                (474,643)               --
                                                          -------------      ------------
      Total distributions from net realized gains              (474,643)               --
                                                          -------------      ------------
                                                             (2,658,010)       (5,364,302)
                                                          -------------      ------------
   Net share transactions: (Note 5)
      Class III                                            (127,796,128)       18,176,615
                                                          -------------      ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                     (127,796,128)       18,176,615
                                                          -------------      ------------

      Total increase (decrease) in net assets              (130,431,714)       18,221,572
NET ASSETS:
   Beginning of period                                      130,926,067       112,704,495
                                                          -------------      ------------
   End of period (including distributions in excess of
    net investment income of $64,798 and accumulated
    undistributed net investment income of $12,274,
    respectively)                                         $     494,353      $130,926,067
                                                          =============      ============

4             See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                     YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   -----------------------------------------------------------------
                                            (UNAUDITED)         2002          2001          2000          1999        1998*
                                          ----------------  ------------  ------------  ------------  ------------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD        $     10.77       $  10.80      $  10.78      $  10.51      $  11.87    $  11.56
                                            -----------       --------      --------      --------      --------    --------

Income from investment operations:
   Net investment income(b)                        0.12+          0.43+         0.47          0.44          0.31        0.17+
   Net realized and unrealized gain
     (loss)                                       (0.14)          0.04          0.60          0.91         (0.54)       1.30
                                            -----------       --------      --------      --------      --------    --------

      Total from investment operations            (0.02)          0.47          1.07          1.35         (0.23)       1.47
                                            -----------       --------      --------      --------      --------    --------

Less distributions to shareholders:
   From net investment income                     (0.16)         (0.50)        (0.82)        (0.43)        (0.57)      (0.33)
   From net realized gains                        (0.04)            --         (0.23)        (0.65)        (0.56)      (0.83)
                                            -----------       --------      --------      --------      --------    --------

      Total distributions                         (0.20)         (0.50)        (1.05)        (1.08)        (1.13)      (1.16)
                                            -----------       --------      --------      --------      --------    --------
NET ASSET VALUE, END OF PERIOD              $     10.55       $  10.77      $  10.80      $  10.78      $  10.51    $  11.87
                                            ===========       ========      ========      ========      ========    ========
TOTAL RETURN(a)                                   (0.22)%++       4.43%        10.12%        12.77%        (2.27)%     13.31%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)        $       494       $130,926      $112,704      $119,075      $127,600    $115,280
   Net expenses to average daily net
     assets(c)                                     0.00%**(d)       0.00%(d)       0.00%       0.00%        0.00%       0.00%**
   Net investment income to average
     daily net assets(b)                           2.23%**        4.00%         4.13%         4.18%         2.50%       1.91%**
   Portfolio turnover rate                           31%            16%           26%           26%           10%         18%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                       0.03%**        0.04%         0.04%         0.04%         0.05%       0.11%**

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(c) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 1.
(d)  Net expenses to average daily net assets were less than 0.01%.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.
*    Period from June 2, 1997 (commencement of operations) to February 28,
     1998.
**   Annualized.

              See accompanying notes to the financial statements.              5

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Global Balanced Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than the return of the GMO Global Balanced Index, a benchmark of the Fund's manager, through investment to varying extents in other funds of the Trust. The Fund will pursue its objective by investing in Class III shares of domestic equity, international equity, and fixed income funds of the Trust. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $340,106 expiring in 2010.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Non-cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares. Like the other operating expenses (as described below), the shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds. For the six months ended August 31, 2002, the shareholder service fees incurred indirectly by the Fund were 0.15% of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) plus the amount of fees and expenses, excluding shareholder service fees, and fund expenses (as defined above) incurred indirectly by the Fund through

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      investment in underlying Funds. For the six months ended August 31, 2002, indirect operating expenses (excluding shareholder service fees and fund expenses) and indirect investment expenses incurred by the Fund were 0.392% and 0.013% of the Fund's average daily net assets, respectively.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002 was $1,569. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002 aggregated $37,766,313 and $166,110,528 respectively.

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
            $498,097          $2,556           $(8,207)         $(5,651)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 100% of the outstanding shares of the Fund were held by the Manager. Investment activities of this shareholder may have a material effect on the Fund.

GMO GLOBAL BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months Ended
                                                             August 31, 2002              Year Ended
                                                               (Unaudited)            February 28, 2002
                                                        --------------------------  ----------------------
                                                          Shares        Amount       Shares      Amount
         Class III:                                     -----------  -------------  ---------  -----------
         Shares sold                                      1,560,846  $  17,414,452  1,956,453  $20,845,851
         Shares issued to shareholders in reinvestment
           of distributions                                 240,093      2,530,980    472,191    4,972,168
         Shares repurchased                             (13,908,442)  (147,741,560)  (713,698)  (7,641,404)
                                                        -----------  -------------  ---------  -----------
         Net increase (decrease)                        (12,107,503) $(127,796,128) 1,714,946  $18,176,615
                                                        ===========  =============  =========  ===========

6.    SUBSEQUENT EVENT

      On June 18, 2002, the Board of Trustees approved the proposed reorganization of the Fund into Evergreen Asset Allocation Fund, a mutual fund within the Evergreen Family of Funds managed by Evergreen Investment Management Company, LLC. At August, 31, 2002, Grantham, Mayo, Van Otterloo & Co. LLC was the sole shareholder of the Fund. The Reorganization took place in the manner approved by the Board of Trustees as of the close of business on October 2, 2002.

GMO WORLD BALANCED ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO WORLD BALANCED ALLOCATION FUND
(FORMERLY GMO WORLD EQUITY ALLOCATION FUND)
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.0%
    1,615,682  GMO Core Plus Bond Fund, Class III                          17,368,584
      860,652  GMO Currency Hedged International Bond Fund, Class III       7,582,348
      583,319  GMO Currency Hedged International Equity Fund, Class
                 III                                                        3,657,410
    2,414,042  GMO Domestic Bond Fund, Class III                           24,574,949
      595,155  GMO Emerging Countries Fund, Class III                       5,290,925
      560,485  GMO Emerging Country Debt Fund, Class III                    4,999,523
       86,107  GMO Emerging Country Debt Fund, Class IV                       768,077
      874,659  GMO Emerging Markets Fund, Class III                         8,011,879
      235,261  GMO Emerging Markets Fund, Class IV                          2,152,639
      773,320  GMO Inflation Indexed Bond Fund, Class III                   9,241,171
      554,318  GMO International Bond Fund, Class III                       5,881,313
      160,554  GMO International Intrinsic Value Fund Class IV              2,897,996
      764,101  GMO International Intrinsic Value Fund, Class III           13,799,664
    1,017,541  GMO International Small Companies Fund, Class III           10,623,130
    1,053,120  GMO Real Estate Fund, Class III                             11,952,916
      659,454  GMO Small Cap Value Fund, Class III                          8,408,035
    2,486,873  GMO U.S. Core Fund, Class III                               26,907,964
      432,688  GMO U.S. Core Fund, Class V                                  4,673,027
      196,031  GMO Value Fund, Class III                                    1,470,234
                                                                        -------------
               TOTAL MUTUAL FUNDS (COST $177,366,038)                     170,261,784
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 0.0%
               REPURCHASE AGREEMENTS -- 0.0%
$      37,656  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/30/02, due 9/3/02, with a maturity value of $37,660
               and an effective yield of 0.85%, collateralized by a
               U.S. Treasury Bond with a rate of 8.125%, maturity date
               of 8/15/19 and market value, including accrued interest
               of $41,032.                                                     37,656
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $37,656)                     37,656
                                                                        -------------
               TOTAL INVESTMENTS -- 100.0%
               (Cost $177,403,694)                                        170,299,440

               Other Assets and Liabilities (net) -- (0.0%)                    (5,335)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $ 170,294,105
                                                                        =============

              See accompanying notes to the financial statements.              1

GMO WORLD BALANCED ALLOCATION FUND
(FORMERLY GMO WORLD EQUITY ALLOCATION FUND)
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $177,403,694) (Note 1)         $170,299,440
   Receivable for Fund shares sold                                 620,000
   Receivable for expenses reimbursed by Manager (Note 2)            1,984
                                                              ------------
      Total assets                                             170,921,424
                                                              ------------

LIABILITIES:
   Payable for investments purchased                               620,000
   Accrued expenses                                                  7,319
                                                              ------------
      Total liabilities                                            627,319
                                                              ------------
NET ASSETS                                                    $170,294,105
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $182,656,547
   Accumulated undistributed net investment income                 144,873
   Accumulated net realized loss                                (5,403,061)
   Net unrealized depreciation                                  (7,104,254)
                                                              ------------
                                                              $170,294,105
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $170,294,105
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    19,925,833
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       8.55
                                                              ============

2             See accompanying notes to the financial statements.

GMO WORLD BALANCED ALLOCATION FUND
(FORMERLY GMO WORLD EQUITY ALLOCATION FUND)
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $   146,569
   Interest                                                         3,213
                                                              -----------
      Total income                                                149,782
                                                              -----------
EXPENSES:
   Audit fees                                                       8,096
   Registration fees                                                1,288
   Custodian and transfer agent fees                                1,104
   Legal fees                                                         184
   Trustees fees (Note 2)                                              10
   Miscellaneous                                                      368
   Fees reimbursed by Manager (Note 2)                            (11,040)
                                                              -----------
      Net expenses                                                     10
                                                              -----------
            Net investment income                                 149,772
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                                 116,527
      Realized gains distributions from investment company
      shares                                                       86,405
                                                              -----------

         Net realized gain                                        202,932
                                                              -----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                (6,888,371)
                                                              -----------

         Net realized and unrealized loss                      (6,685,439)
                                                              -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(6,535,667)
                                                              ===========

              See accompanying notes to the financial statements.              3

GMO WORLD BALANCED ALLOCATION FUND
(FORMERLY GMO WORLD EQUITY ALLOCATION FUND)
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    149,772       $   199,434
   Net realized gain (loss)                                     202,932          (514,358)
   Change in net unrealized appreciation (depreciation)      (6,888,371)          249,596
                                                           ------------       -----------
   Net decrease in net assets from operations                (6,535,667)          (65,328)
                                                           ------------       -----------

Distributions to shareholders from:
   Net investment income
      Class III                                                (203,375)         (463,488)
                                                           ------------       -----------
      Total distributions from net investment income           (203,375)         (463,488)
                                                           ------------       -----------
   Net share transactions: (Note 5)
      Class III                                             169,715,245        (3,173,880)
                                                           ------------       -----------
   Increase (decrease) in net assets resulting from net
    share transactions                                      169,715,245        (3,173,880)
                                                           ------------       -----------
      Total increase (decrease) in net assets               162,976,203        (3,702,696)
NET ASSETS:
   Beginning of period                                        7,317,902        11,020,598
                                                           ------------       -----------
   End of period (including accumulated undistributed
    net investment income of $144,873 and $198,476,
    respectively)                                          $170,294,105       $ 7,317,902
                                                           ============       ===========

4             See accompanying notes to the financial statements.

GMO WORLD BALANCED ALLOCATION FUND
(FORMERLY GMO WORLD EQUITY ALLOCATION FUND)
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                 YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ---------------------------------------------------------
                                            (UNAUDITED)       2002        2001        2000        1999        1998
                                          ----------------  ---------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   8.64       $ 8.99     $  8.96     $  8.52     $ 10.39     $ 10.52
                                              --------       ------     -------     -------     -------     -------

Income from investment operations:
   Net investment income(a)                       0.19         0.23        0.21        0.20+       0.18+       0.29+
   Net realized and unrealized gain
     (loss)                                      (0.04)       (0.20)       0.18        1.69       (0.82)       1.03
                                              --------       ------     -------     -------     -------     -------

      Total from investment operations            0.15         0.03        0.39        1.89       (0.64)       1.32
                                              --------       ------     -------     -------     -------     -------

Less distributions to shareholders:
   From net investment income                    (0.24)       (0.38)      (0.36)         --       (0.51)      (0.28)
   From net realized gains                          --           --          --       (1.45)      (0.72)      (1.17)
                                              --------       ------     -------     -------     -------     -------

      Total distributions                        (0.24)       (0.38)      (0.36)      (1.45)      (1.23)      (1.45)
                                              --------       ------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                $   8.55       $ 8.64     $  8.99     $  8.96     $  8.52     $ 10.39
                                              ========       ======     =======     =======     =======     =======
TOTAL RETURN(b)                                   1.71%++      0.49%       4.29%      22.45%      (6.67)%     13.56%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $170,294       $7,318     $11,021     $10,834     $29,582     $50,952
   Net expenses to average daily net
     assets(c)                                    0.00%*(d)    0.00%(d)     0.00%      0.00%       0.00%       0.00%
   Net investment income to average
     daily net assets                             1.95%*       2.66%       2.31%       2.24%       1.91%       2.65%
   Portfolio turnover rate                          28%          25%         12%         12%         17%         49%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.14%*       0.31%       0.20%       0.19%       0.06%       0.11%

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 1.
(d)  Net expenses to average daily net assets was less than 0.01%.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.
*    Annualized.

              See accompanying notes to the financial statements.              5

GMO WORLD BALANCED ALLOCATION FUND
(FORMERLY GMO WORLD EQUITY ALLOCATIONFUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO World Balanced Allocation Fund (the "Fund") (formerly GMO World Equity Allocation Fund) is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund's benchmark is the GMO World Balanced Index, a composite benchmark computed by GMO. It consists of (i) the S&P 500 Index (a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation); (ii) the MSCI ACWI (All Country World Index) Free ex-U.S. Index (an international (excluding U.S. and including emerging) equity index, independently maintained and published by Morgan Stanley Capital International): (iii) the Lehman Brothers U.S. Aggregate Bond Index (an independently maintained and published index comprised of U.S. fixed rate debt issues, having a maturity of at least one year, rated investment grade or higher by Moody's Investors Service, Standard & Poor's or Fitch IBCA, Inc.) in the following proportions: 48.75% (S&P 500), 16.25% (MSCI ACWI), and 35% (Lehman Brothers). The GMO World Balanced Index reflects investment of all applicable dividends, capital gains, and interest.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than the return of the GMO World Balanced Index through investment to varying extents in other Funds of the Trust. The Fund will pursue its objective by investing in the least expensive actively invested class of underlying domestic equity, international equity, and fixed income funds of the Trust. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

GMO WORLD BALANCED ALLOCATION FUND
(FORMERLY GMO WORLD EQUITY ALLOCATIONFUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      PORTFOLIO VALUATION
      Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

GMO WORLD BALANCED ALLOCATION FUND
(FORMERLY GMO WORLD EQUITY ALLOCATIONFUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $4,770,690 and $654,995 expiring in 2008 and 2010, respectively.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Non-cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

GMO WORLD BALANCED ALLOCATION FUND
(FORMERLY GMO WORLD EQUITY ALLOCATIONFUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares. Like the other operating expenses (as described below), the shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds. For the six months ended August 31, 2002, the shareholder service fees incurred indirectly by the Fund were 0.14% of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) plus the amount of fees and expenses, excluding shareholder service fees, and fund expenses (as defined above) incurred indirectly by the Fund through investment in underlying Funds. For the six months ended, August 31, 2002 indirect operating expenses (excluding shareholder service fees and fund expenses) and indirect investment expenses incurred by the Fund were 0.469% and 0.012% of the Fund's average daily net assets, respectively.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002 was $10. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $64,147,803 and $9,154,149, respectively.

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $177,403,694      $6,306,546       $(13,410,800)    $(7,104,254)

GMO WORLD BALANCED ALLOCATION FUND
(FORMERLY GMO WORLD EQUITY ALLOCATIONFUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 13.9% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2002            Year Ended
                                                              (Unaudited)           February 28, 2002
                                                        ------------------------  ---------------------
                                                          Shares       Amount      Shares     Amount
                                                        ----------  ------------  --------  -----------
         Class III:
         Shares sold                                    19,924,693  $177,140,467    90,177  $   763,787
         Shares issued to shareholders
           in reinvestment of distributions                     43           368    19,848      164,333
         Shares repurchased                               (845,864)   (7,425,590) (489,222)  (4,102,000)
                                                        ----------  ------------  --------  -----------
         Net increase (decrease)                        19,078,872  $169,715,245  (379,197) $(3,173,880)
                                                        ==========  ============  ========  ===========

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               COMMON STOCKS -- 98.1%
               AUTO & TRANSPORTATION -- 5.5%
        8,700  AMR Corp*                                                        88,653
        6,900  Burlington Northern Santa Fe Railroad Co                        198,444
        1,900  CSX Corp                                                         66,177
        7,100  Delta Air Lines Inc                                             124,747
          400  Eaton Corp                                                       28,296
        4,200  FedEx Corp                                                      198,870
       12,069  Ford Motor Co                                                   142,052
       12,241  General Motors Corp                                             585,854
        1,500  Genuine Parts Co                                                 49,875
        4,400  Goodyear Tire & Rubber Co                                        59,488
        2,200  Harley Davidson Inc                                             108,306
        4,400  Norfolk Southern Corp                                            92,092
        1,200  Paccar Inc                                                       42,372
        1,500  SPX Corp*                                                       162,900
        1,400  TRW Inc                                                          80,360
          600  Union Pacific Corp                                               36,330
                                                                        --------------
                                                                             2,064,816
                                                                        --------------
               CONSUMER DISCRETIONARY -- 12.0%
        2,800  Amazon.com Inc*                                                  41,832
        3,000  Autonation Inc*                                                  39,600
        1,900  Autozone Inc*                                                   137,465
        2,050  Best Buy Co Inc*                                                 43,460
          800  Black and Decker Corp                                            35,896
        2,600  CDW Computer Centers Inc*                                       111,592
        6,400  Circuit City Stores Inc                                          89,216
        1,800  Clear Channel Communications Inc*                                61,524
        3,200  Clorox Co                                                       137,792
        1,350  Darden Restaurants Inc                                           34,601
        3,400  Dollar Tree Stores Inc*                                          83,674
        8,000  Eastman Kodak Co                                                244,320
          800  Expedia Inc*                                                     40,352
        2,400  Federated Department Stores Inc*                                 86,160
        6,900  Fox Entertainment Group Inc, Class A*                           154,077
        8,600  Gillette Co                                                     271,158
        1,500  Harrahs Entertainment Inc*                                       71,310
       10,200  Hilton Hotels Corp                                              117,402
        1,100  International Flavors & Fragrances                               35,475

              See accompanying notes to the financial statements.              1

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
        2,500  Interpublic Group Inc                                            45,575
        3,100  Jones Apparel Group Inc*                                        111,879
        1,900  Kohls Corp*                                                     132,468
        4,500  KPMG Consulting Inc*                                             45,675
        9,100  Liberty Media Corp, Class A*                                     76,076
          700  Liberty Media Corp, Class B*                                      6,083
        2,500  Limited Brands                                                   38,225
        1,400  Manpower Inc                                                     46,368
        2,500  May Department Stores Co                                         73,325
        2,700  MGM Grand Inc*                                                   95,823
        1,300  Mohawk Industries Inc*                                           64,350
        2,100  Newell Rubbermaid Inc                                            72,660
        6,600  Office Depot Inc*                                                85,272
          600  Outback Steakhouse Inc*                                          17,616
        2,500  Penney (JC) Co Inc                                               43,400
        1,400  R.R. Donnelley and Sons                                          36,932
        2,200  Robert Half International Inc*                                   38,104
        1,700  Ross Stores Inc                                                  61,387
        7,500  Sears Roebuck & Co                                              341,325
        8,000  Staples Inc*                                                    111,200
        4,500  Starbucks Corp*                                                  90,450
          600  Target Corp                                                      20,520
        1,400  Toys R Us Inc*                                                   18,662
          800  VF Corp                                                          32,488
        3,300  Viacom Inc, Class A*                                            134,310
        2,300  Viacom Inc, Class B*                                             93,610
       12,900  Wal Mart Stores Inc                                             689,892
          500  Whirlpool Corp                                                   27,655
                                                                        --------------
                                                                             4,488,236
                                                                        --------------
               CONSUMER STAPLES -- 10.1%
        1,900  Albertsons Inc                                                   48,868
        3,400  Anheuser Busch Cos Inc                                          180,744
        2,100  Campbell Soup Co                                                 48,615
       14,000  Coca Cola Co                                                    714,000
        2,500  ConAgra Foods Inc                                                65,725
        1,000  Heinz (HJ) Co                                                    37,770
        2,000  Kellogg Co                                                       64,320
        2,200  Pepsico Inc                                                      87,010
       24,000  Philip Morris Cos Inc                                         1,200,000

2             See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               CONSUMER STAPLES -- CONTINUED
       10,100  Procter and Gamble Co                                           895,365
       15,200  Rite Aid Corp*                                                   31,920
        1,900  RJ Reynolds Tobacco Holdings                                    111,796
        4,600  Safeway Inc*                                                    118,772
        3,700  Sara Lee Corp                                                    68,228
        1,500  UST Inc                                                          52,065
        2,300  Walgreen Co                                                      79,925
                                                                        --------------
                                                                             3,805,123
                                                                        --------------
               ELECTRONIC EQUIPMENT -- 0.1%
        2,200  Polycom Inc*                                                     21,582
                                                                        --------------
               FINANCIAL SERVICES -- 16.7%
        1,000  Affiliated Computer Services Inc*                                44,500
        7,200  Allstate Corp                                                   267,984
          250  AMBAC Inc                                                        14,378
        9,900  American Express Co                                             356,994
        2,200  Amsouth Bancorp                                                  49,434
        2,400  Automatic Data Processing Inc                                    90,648
        8,600  Bank of America Corp                                            602,688
        3,900  Bank One Corp                                                   159,705
        2,200  Bear Stearns Cos Inc                                            140,646
          915  Charter One Financial Inc                                        30,836
          800  Cigna Corp                                                       68,096
        2,200  CNA Financial Corp*                                              60,302
        2,100  Comerica Inc                                                    122,850
          900  Compass Bankshares Inc                                           30,231
        2,400  Countrywide Credit Industries Inc                               125,976
        1,100  Deluxe Corp                                                      50,006
        1,100  Dun & Bradstreet Corp*                                           38,819
          400  Edwards (AG) Inc                                                 15,056
        3,500  Equifax Inc                                                      81,480
        6,310  FleetBoston Financial Corp                                      152,260
        2,900  Franklin Resources Inc                                          101,500
          600  Greenpoint Financial Corp                                        30,600
          500  Hartford Financial Services Group Inc                            25,010
        4,200  Household International Inc                                     151,662
          800  Hudson City Bancorp Inc                                          14,816
        4,300  Huntington Bancshares Inc                                        86,817

              See accompanying notes to the financial statements.              3

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        5,510  J.P. Morgan Chase & Co                                          145,464
        3,700  Key Corp                                                         99,271
        1,100  Lehman Brothers Holdings Inc                                     62,711
        1,900  Lincoln National Corp                                            70,395
        4,300  Loews Corp                                                      225,793
        2,200  Marsh & McLennan Cos Inc                                        107,030
        1,200  Marshall & Ilsley Corp                                           36,720
        1,300  MBIA Inc                                                         59,748
        4,700  Merrill Lynch & Co Inc                                          170,234
        3,300  MGIC Investment Corp                                            198,693
        2,100  Moody's Corp                                                    101,472
        7,000  Morgan Stanley Dean Witter & Co                                 299,040
        3,700  National City Corp                                              115,329
        1,300  Old Republic International Corp                                  41,730
        3,300  PMI Group Inc                                                   111,870
        1,200  PNC Bank Corp                                                    55,308
        2,600  Radian Group Inc                                                112,996
        1,500  Regions Financial Corp                                           53,580
          900  Safeco Corp                                                      29,799
          800  Southtrust Corp                                                  20,992
        1,400  Sovereign Bancorp Inc                                            21,448
        5,500  Stilwell Financial Inc                                           76,670
        1,000  Suntrust Banks Inc                                               67,510
        2,200  Torchmark Corp                                                   82,170
        1,000  Total System Services Inc                                        17,000
        1,800  Union Planters Corp                                              55,908
        1,500  UnionBanCal Corp                                                 67,500
        5,400  Unumprovident Corp                                              125,064
        3,100  US Bancorp                                                       66,619
        7,500  Wachovia Corp                                                   276,375
        4,700  Washington Mutual Inc                                           177,707
        4,200  Wells Fargo & Co                                                219,198
                                                                        --------------
                                                                             6,284,638
                                                                        --------------
               HEALTH CARE -- 12.2%
        4,300  Aetna Inc                                                       183,223
        4,100  Boston Scientific Corp*                                         119,515
       12,100  Bristol Myers Squibb Co                                         301,895
        1,700  Genentech Inc*                                                   55,743
        2,400  Gilead Sciences Inc*                                             76,992

4             See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               HEALTH CARE -- CONTINUED
        4,500  Guidant Corp*                                                   165,600
        3,200  Healthsouth Corp*                                                17,248
       19,478  Johnson & Johnson                                             1,057,850
          600  Lincare Holdings Inc*                                            19,230
        3,400  Medtronic Inc                                                   140,012
       26,600  Merck & Co Inc                                                1,343,832
        1,300  Millipore Corp                                                   45,877
          900  Patterson Dental Co*                                             42,930
       11,250  Pfizer Inc                                                      372,150
       22,900  Schering Plough Corp                                            528,532
        1,700  Wellpoint Health Network*                                       126,429
                                                                        --------------
                                                                             4,597,058
                                                                        --------------
               INTEGRATED OILS -- 1.9%
        3,600  Conoco Inc                                                       88,380
       10,900  Marathon Oil Corp                                               269,775
        3,400  Occidental Petroleum Corp                                       100,980
        5,000  Phillips Petroleum Co                                           262,900
                                                                        --------------
                                                                               722,035
                                                                        --------------
               MATERIALS & PROCESSING -- 2.2%
        2,000  Ashland Inc                                                      57,320
        1,100  Avery Dennison Corp                                              69,432
        1,900  Cooper Industries Ltd                                            62,168
        3,700  Du Pont (E.I.) De Nemours                                       149,147
          900  Eastman Chemical Co                                              40,383
        1,800  Engelhard Corp                                                   47,088
          600  Georgia-Pacific Group                                            12,630
        1,400  MeadWestvaco Corp                                                32,606
          400  Nucor Corp                                                       20,016
          800  Phelps Dodge Corp*                                               25,848
        1,400  PPG Industries Inc                                               78,778
        2,100  Praxair Inc                                                     117,663
        3,200  Sealed Air Corp*                                                 49,568
        2,600  Sherwin Williams Co                                              70,200
                                                                        --------------
                                                                               832,847
                                                                        --------------
               OTHER -- 2.5%
       14,700  Honeywell International Inc                                     440,265

              See accompanying notes to the financial statements.              5

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               OTHER -- CONTINUED
        1,400  Illinois Tool Works Inc                                          95,928
        1,600  Ingersoll Rand Co                                                60,080
        1,200  ITT Industries Inc                                               81,576
        1,500  Johnson Controls                                                129,435
        1,500  Textron Inc                                                      58,275
        1,600  Westwood One Inc*                                                55,888
                                                                        --------------
                                                                               921,447
                                                                        --------------
               OTHER ENERGY -- 1.0%
        2,300  Devon Energy Corp                                               108,100
        3,800  Schlumberger Ltd                                                164,198
          500  Sunoco Inc                                                       17,740
        4,100  Transocean Sedco Forex Inc                                      100,450
                                                                        --------------
                                                                               390,488
                                                                        --------------
               PRODUCER DURABLES -- 5.0%
        6,300  American Power Conversion Corp*                                  78,813
        9,000  Applied Materials Inc*                                          120,240
        4,700  Boeing Co                                                       174,229
        1,500  Caterpillar Inc                                                  65,460
          300  Centex Corp                                                      15,147
        1,500  Danaher Corp                                                     90,225
        1,000  Deere (John) and Co                                              45,920
          900  Diebold Inc                                                      32,436
        1,200  Emerson Electric Co                                              58,536
        1,100  Grainger (WW) Inc                                                49,555
        2,300  Horton (DR) Inc                                                  47,748
        1,500  Lexmark International Group Inc*                                 70,800
        6,700  Lockheed Martin Corp                                            424,244
        1,100  Northrop Grumman Corp                                           135,080
          200  NVR Inc*                                                         59,300
          900  Parker-Hannifin Corp                                             36,504
        2,400  Pitney Bowes Inc                                                 87,000
        3,000  United Technologies Corp                                        178,170
       14,000  Xerox Corp*                                                      98,140
                                                                        --------------
                                                                             1,867,547
                                                                        --------------
               TECHNOLOGY -- 14.9%
        3,000  Adobe Systems Inc                                                60,300

6             See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
        4,700  Analog Devices Inc*                                             113,270
        6,500  Apple Computer Inc*                                              95,875
        2,400  Applera Corp-Applied Biosystems Group                            47,544
        1,100  Arrow Electronics Inc*                                           17,919
        1,000  Avnet Inc                                                        15,480
        1,700  AVX Corp                                                         20,876
        6,800  BMC Software Inc*                                                94,520
        3,000  Brocade Communications Systems Inc*                              43,410
        1,900  ChoicePoint Inc*                                                 81,643
       77,800  Cisco Systems Inc*                                            1,075,196
        5,200  Computer Associates International Inc                            58,240
        3,800  Computer Sciences Corp*                                         139,954
       21,600  Compuware Corp*                                                  78,408
        7,800  Corning Inc*                                                     15,600
       16,300  Dell Computer Corp*                                             433,906
        4,100  Fiserv Inc*                                                     150,921
        5,300  Gateway Inc*                                                     18,550
       12,000  Hewlett Packard Co                                              161,160
       73,000  Intel Corp                                                    1,216,910
        1,400  Intuit Inc*                                                      62,482
        7,500  Lucent Technologies Inc*                                         12,975
        3,400  Maxim Integrated Products Inc*                                  107,474
        2,900  Microchip Technology Inc*                                        61,045
        1,800  Microsoft Corp*                                                  88,344
        4,900  Motorola Inc                                                     58,800
        4,400  Network Appliance Inc*                                           41,976
        3,400  Network Associates Inc*                                          44,200
       49,200  Oracle Corp*                                                    471,828
        4,600  Raytheon Co                                                     161,000
        1,600  Rockwell International Corp                                      29,472
        5,900  Symantec Co*                                                    168,740
       18,400  Tellabs Inc*                                                    103,960
        4,700  Xilinx Inc*                                                      90,804
       14,200  Yahoo! Inc*                                                     146,118
                                                                        --------------
                                                                             5,588,900
                                                                        --------------
               U.S. GOVERNMENT AGENCY -- 3.7%
       12,400  Fannie Mae                                                      939,672

              See accompanying notes to the financial statements.              7

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY -- CONTINUED
        6,900  Freddie Mac                                                     442,290
                                                                        --------------
                                                                             1,381,962
                                                                        --------------
               UTILITIES -- 10.3%
        1,400  Ameren Corp                                                      61,670
        1,200  American Electric Power Inc                                      40,920
       68,400  AT & T Corp                                                     835,848
        9,300  Bellsouth Corp                                                  216,876
        5,700  Broadwing Inc*                                                   18,354
          900  Cinergy Corp                                                     30,960
        1,900  CMS Energy Corp                                                  20,064
        2,700  Consolidated Edison Inc                                         109,863
          600  Constellation Energy Group Inc                                   16,806
        1,200  DTE Energy Co                                                    51,492
        9,300  Edison International*                                           111,414
        1,200  Entergy Corp                                                     50,628
        1,097  Firstenergy Corp                                                 36,201
        1,200  FPL Group Inc                                                    68,496
       10,500  PG & E Corp*                                                    119,175
          700  Pinnacle West Capital Corp                                       23,387
        1,000  PPL Corp                                                         36,350
        1,600  Public Service Enterprise Group Inc                              56,320
        4,700  Reliant Energy Inc                                               55,695
       24,726  SBC Communications Inc                                          611,721
        2,200  Sempra Energy                                                    52,822
        2,000  Southern Co                                                      57,920
       20,900  Sprint Corp (Fon Group)                                         242,440
        1,500  TXU Corp                                                         72,540
       28,242  Verizon Communications                                          875,502
                                                                        --------------
                                                                             3,873,464
                                                                        --------------

               TOTAL COMMON STOCKS (COST $41,974,161)                       36,840,143
                                                                        --------------

              See accompanying notes to the financial statements.
8

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 7.3%
               CASH EQUIVALENTS -- 5.5%
      826,041  Dreyfus Money Market Fund(a)                                    826,041
$     751,157  Harris Trust & Savings Bank Eurodollar Time Deposit,
                 1.80%, due 9/18/02(a)                                         751,157
      488,252  Merrimac Money Market Fund(a)                                   488,252
                                                                        --------------
                                                                             2,065,450
                                                                        --------------
               REPURCHASE AGREEMENTS -- 1.8%
$     691,073  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/30/02, due 9/3/02, with a maturity value of $691,139
               and an effective yield of 0.85%, collateralized by a
               U.S. Treasury Bond with a rate of 8.125%, maturity date
               of 8/15/19 and a market value, including accrued
               interest of $711,217.                                           691,073
                                                                        --------------

               TOTAL SHORT-TERM INVESTMENTS (COST $2,756,523)                2,756,523
                                                                        --------------
               TOTAL INVESTMENTS -- 105.4%
               (Cost $44,730,684)                                           39,596,666

               Other Assets and Liabilities (net) -- (5.4%)                 (2,043,646)
                                                                        --------------
               TOTAL NET ASSETS -- 100.0%                               $   37,553,020
                                                                        ==============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

(a)  Represents investment of security lending collateral (Note 1).

              See accompanying notes to the financial statements.              9

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $1,984,496 (cost $44,730,684) (Note 1)                    $39,596,666
   Cash                                                               145
   Dividends and interest receivable                               57,160
   Receivable for expenses reimbursed by Manager (Note 2)           4,898
                                                              -----------

      Total assets                                             39,658,869
                                                              -----------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)            2,065,450
   Payable to affiliate for (Note 2):
      Management fee                                               10,457
      Shareholder service fee                                       4,753
   Accrued expenses                                                25,189
                                                              -----------

      Total liabilities                                         2,105,849
                                                              -----------
NET ASSETS                                                    $37,553,020
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $45,237,418
   Accumulated undistributed net investment income                 79,170
   Accumulated net realized loss                               (2,629,550)
   Net unrealized depreciation                                 (5,134,018)
                                                              -----------
                                                              $37,553,020
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $37,553,020
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    3,989,323
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      9.41
                                                              ===========

10            See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                  $   283,065
   Interest (including securities lending income of $1,011)         6,341
                                                              -----------

         Total income                                             289,406
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                         57,854
   Audit fees                                                      16,100
   Custodian and transfer agent fees                               11,500
   Registration fees                                                1,010
   Legal fees                                                         485
   Trustees fees (Note 2)                                             436
   Miscellaneous                                                      667
   Fees reimbursed by Manager (Note 2)                            (29,737)
                                                              -----------
                                                                   58,315
   Shareholder service fee (Note 2) - Class III                    26,297
                                                              -----------
      Net expenses                                                 84,612
                                                              -----------

         Net investment income                                    204,794
                                                              -----------

REALIZED AND UNREALIZED LOSS:
   Net realized loss on:
      Investments                                              (1,106,742)
      Closed futures contracts                                   (162,168)
                                                              -----------

         Net realized loss                                     (1,268,910)
                                                              -----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                (5,349,527)
                                                              -----------

      Net realized and unrealized loss                         (6,618,437)
                                                              -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(6,413,643)
                                                              ===========

              See accompanying notes to the financial statements.             11

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   204,794        $   208,046
   Net realized loss                                        (1,268,910)          (883,849)
   Change in net unrealized appreciation (depreciation)     (5,349,527)           (72,583)
                                                           -----------        -----------

   Net decrease in net assets from operations               (6,413,643)          (748,386)
                                                           -----------        -----------

Distributions to shareholders from:
   Net investment income
      Class III                                               (182,747)          (180,097)
                                                           -----------        -----------
      Total distributions from net investment income          (182,747)          (180,097)
                                                           -----------        -----------
   Net share transactions: (Note 5)
      Class III                                             16,654,588         17,005,362
                                                           -----------        -----------
   Increase in net assets resulting from net share
    transactions                                            16,654,588         17,005,362
                                                           -----------        -----------

      Total increase in net assets                          10,058,198         16,076,879
NET ASSETS:
   Beginning of period                                      27,494,822         11,417,943
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $79,170 and $57,123,
    respectively)                                          $37,553,020        $27,494,822
                                                           ===========        ===========

12            See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED              YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   --------------------------------------------------
                                            (UNAUDITED)        2002         2001         2000         1999*
                                          ----------------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 11.24         $ 12.08      $ 12.64      $ 10.67    $     10.00
                                              -------         -------      -------      -------    -----------

Income from investment operations:
   Net investment income                         0.06+           0.16+        0.15+        0.13           0.09
   Net realized and unrealized gain
     (loss)                                     (1.84)          (0.86)       (0.57)        1.97           0.65
                                              -------         -------      -------      -------    -----------

      Total from investment operations          (1.78)          (0.70)       (0.42)        2.10           0.74
                                              -------         -------      -------      -------    -----------

Less distributions to shareholders:
   From net investment income                   (0.05)          (0.14)       (0.14)       (0.13)         (0.07)
                                              -------         -------      -------      -------    -----------

      Total distributions                       (0.05)          (0.14)       (0.14)       (0.13)         (0.07)
                                              -------         -------      -------      -------    -----------
NET ASSET VALUE, END OF PERIOD                $  9.41         $ 11.24      $ 12.08      $ 12.64    $     10.67
                                              =======         =======      =======      =======    ===========
TOTAL RETURN(a)                                (15.87)%++       (5.78)%      (3.44)%      19.83%          7.48%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $37,553         $27,495      $11,418      $13,275    $     8,116
   Net expenses to average daily net
     assets                                      0.48%**         0.48%        0.48%        0.48%          0.48%**
   Net investment income to average
     daily net assets                            1.17%**         1.36%        1.18%        1.11%          1.30%**
   Portfolio turnover rate                         27%             45%         161%          19%            33%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.17%**         0.36%        0.54%        0.44%          1.47%**

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
* Period from July 23, 1998 (commencement of operations) through February 28, 1999.
**   Annualized.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.

              See accompanying notes to the financial statements.             13

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Tax-Managed U.S. Equities Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high after-tax total return primarily through investment in U.S. equity securities. The Fund's benchmark is the S&P 500 (After Tax), which is computed by the Manager by applying a 40% tax (credit) on short-term realized capital gains (losses), a 40% tax on income, and a 20% tax (credit) on long-term realized capital gains (losses) on the securities comprising the S&P 500 Stock Index, a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2002, the Fund held no open futures contracts.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      payment from or make a payment to the counterparty. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2002, the Fund held no open swap agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund loaned securities having a market value of $1,984,496 collateralized by cash in the amount of $2,065,450, which was invested in short-term investments.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $24,242 and $1,030,107 expiring in 2008 and 2010, respectively. The Fund elected to defer to March 1, 2002 post-October losses of $306,291.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed the management fee.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002 was $436. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $25,223,888 and $9,064,053 respectively.

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $44,730,684       $1,257,438       $(6,391,456)     $(5,134,018)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 77.2% of the outstanding shares of the Fund were held by five shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           Six Months Ended
                                                           August 31, 2002            Year Ended
                                                             (Unaudited)          February 28, 2002
                                                        ----------------------  ----------------------
                                                         Shares      Amount      Shares      Amount
         Class III:                                     ---------  -----------  ---------  -----------
         Shares sold                                    1,724,420  $18,483,853  1,498,911  $16,997,564
         Shares issued to shareholders in reinvestment
           of distributions                                   915        9,891        694        7,798
         Shares repurchased                              (181,198)  (1,839,156)        --           --
                                                        ---------  -----------  ---------  -----------
         Net increase                                   1,544,137  $16,654,588  1,499,605  $17,005,362
                                                        =========  ===========  =========  ===========

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               COMMON STOCKS -- 98.5%
               AUTO & TRANSPORTATION -- 7.0%
        2,900  Airborne Inc                                                    37,294
        2,600  American Axle & Manufacturing Holdings Inc*                     77,350
        5,000  Arctic Cat Inc                                                  74,750
        5,425  ArvinMeritor Inc                                               126,891
        3,900  Autoliv Inc                                                     85,410
        2,900  Borg Warner Automotive Inc                                     174,696
        2,700  CNF Transportation Inc                                          82,890
        3,600  Continental Airlines Inc, Class B*                              36,612
        5,600  Cooper Tire & Rubber Co                                        116,928
        8,200  Dana Corp                                                      138,908
        1,400  Hunt (JB) Transportation Services Inc*                          33,194
        1,500  Keystone Automotive Industries Inc*                             21,990
        5,900  Lear Corp*                                                     274,940
        2,800  Navistar International Corp                                     70,000
        3,300  Northwest Airlines Corp*                                        33,561
        3,500  Offshore Logistics Inc*                                         63,035
        6,250  Paccar Inc                                                     220,687
        1,700  Polaris Industries Inc                                         124,695
        2,800  Smith (AO) Corp, Class B                                        85,260
          400  SPX Corp*                                                       43,440
        1,100  US Freightways Corp                                             29,700
        2,200  Wabtec Corp                                                     28,358
        4,000  World Fuel Services Corp                                        76,640
        2,300  Yellow Corp*                                                    51,267
                                                                        -------------
                                                                            2,108,496
                                                                        -------------
               CONSTRUCTION -- 0.1%
        4,700  McDermott International Inc*                                    33,135
                                                                        -------------
               CONSUMER DISCRETIONARY -- 21.8%
          900  Action Performance Cos Inc*                                     29,133
        6,000  American Greetings Corp                                        100,200
        1,700  AnnTaylor Stores Corp*                                          45,390
        3,100  Applebees International Inc                                     68,851
        3,200  Autozone Inc*                                                  231,520
        2,300  Aztar Corp*                                                     32,890
        3,700  Banta Corp                                                     138,898
        4,900  Big Lots Inc*                                                   82,565
        2,800  Black and Decker Corp                                          125,636

              See accompanying notes to the financial statements.              1

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
        2,100  Blockbuster Inc                                                 47,775
        1,000  Blyth Industries Inc                                            29,570
        1,000  Bob Evans Farms Inc                                             24,260
        6,700  Bowne and Co Inc                                                81,070
        4,100  Boyd Gaming Corp*                                               66,830
        3,300  Burlington Coat Factory Warehouse                               65,043
        3,700  Callaway Golf Co                                                54,871
        4,000  Catalina Marketing Corp*                                       125,720
        1,800  CBRL Group Inc                                                  46,224
        2,600  CDW Computer Centers Inc*                                      111,592
        6,100  Circuit City Stores Inc                                         85,034
        2,500  Circuit City Stores Inc-CarMax Group*                           40,375
        2,000  Constellation Brands Inc, Class A*                              56,820
        2,000  Cumulus Media Inc*                                              27,920
        6,400  Dillard's Inc                                                  157,184
        4,700  Dollar Tree Stores Inc*                                        115,667
        7,500  DoubleClick Inc*                                                42,225
        5,200  Dress Barn Inc*                                                 63,700
        3,400  Fastenal Co                                                    119,748
        5,400  Fossil Inc*                                                    118,044
        4,500  Furniture Brands International Inc*                            113,625
        5,700  G TECH Holdings Corp*                                          109,155
        1,600  Global Imaging Systems Inc*                                     31,376
          800  Group 1 Automotive Inc*                                         21,840
          900  Harman International Industries                                 46,287
        4,700  Hasbro Inc                                                      61,805
        2,400  Hollywood Entertainment Corp*                                   32,400
       15,900  Ikon Office Solutions Inc                                      147,075
        3,300  infoUSA Inc*                                                    16,830
        3,400  International Flavors & Fragrances                             109,650
        1,000  Isle of Capris Casinos Inc*                                     21,200
        2,800  Kellwood Co                                                     69,776
        2,000  Kelly Services, Class A                                         47,180
        4,600  Liz Claiborne Inc                                              129,812
        6,300  Lone Star Steakhouse and Saloon Inc                            125,874
        4,000  Magna Entertainment Corp*                                       17,520
       14,300  Mail-Well Inc*                                                  17,160
        2,300  Manpower Inc                                                    76,176
        2,800  Maytag Corp                                                     91,392
        1,100  Michaels Stores Inc*                                            51,139
        3,500  Mohawk Industries Inc*                                         173,250

2             See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
        6,500  MPS Group Inc*                                                  34,775
        4,700  Natures Sunshine Products Inc                                   50,290
        2,000  Nautilus Group Inc*                                             63,420
        3,400  Neiman Marcus Group Inc, Class A*                               99,280
       10,800  Nu Skin Enterprises Inc                                        135,000
       12,600  Office Depot Inc*                                              162,792
       24,100  OfficeMax Inc*                                                 102,425
        4,200  Outback Steakhouse Inc*                                        123,312
        3,200  Papa Johns International Inc*                                   96,768
        1,200  Payless ShoeSource Inc*                                         63,480
        2,100  Pegasus Solutions Inc*                                          32,382
        2,400  Petsmart Inc*                                                   40,104
        5,500  Pier 1 Imports Inc                                              98,450
        7,900  Prime Hospitality Corp*                                         71,574
        1,100  ProQuest Co*                                                    36,520
        4,200  R.R. Donnelley and Sons                                        110,796
        1,800  Racing Champions Corp*                                          35,208
        4,400  Radio One Inc, Class A*                                         69,740
        1,000  Rent-A-Center Inc*                                              54,640
        5,100  Ross Stores Inc                                                184,161
        2,400  Ryan's Family Steak Houses Inc*                                 28,608
       10,800  Saks Inc*                                                      114,696
        1,800  Shoe Carnival Inc*                                              34,200
        8,100  Sinclair Broadcast Group, Class A*                             102,303
        4,500  Snap-On Inc                                                    127,170
        1,300  Sonic Automotive Inc*                                           26,520
        5,900  Spanish Broadcasting System*                                    41,713
        1,400  Spherion Corp*                                                  11,550
        1,600  Stanley Works                                                   55,808
        1,400  Steinway Musical Instruments*                                   24,220
       14,500  Stewart Enterprises Inc*                                        65,685
        2,300  Tech Data Corp*                                                 76,061
        2,300  The Pep Boys - Manny, Moe & Jack                                32,660
        3,100  Ticketmaster*                                                   49,879
        3,400  United Automotive Group Inc*                                    54,094
        2,400  United Stationers Inc*                                          66,000
        3,600  Universal Electronics Inc*                                      34,924
        1,200  Urban Outfitters Inc*                                           31,068
        4,400  Wallace Computer Services                                       81,488
        1,600  West Marine Inc*                                                20,080
                                                                        -------------
                                                                            6,589,121
                                                                        -------------

              See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CONSUMER STAPLES -- 3.9%
        2,400  Dean Foods Co*                                                  90,840
        2,200  Dole Food Co                                                    59,840
          200  Farmer Brothers Co                                              67,400
        2,200  Great Atlantic & Pacific Tea Co*                                23,122
        3,100  Ingles Markets Inc, Class A                                     34,875
        2,400  Interstate Bakeries Corp                                        58,440
        2,400  NBTY Inc*                                                       36,528
        6,700  PepsiAmericas Inc                                               95,944
        2,700  Standard Commercial Corp                                        51,462
        8,429  Supervalu Inc                                                  175,070
        2,900  The Dial Corp                                                   58,609
       21,767  Tyson Foods Inc, Class A                                       270,346
        3,700  Universal Corp                                                 141,895
                                                                        -------------
                                                                            1,164,371
                                                                        -------------
               ELECTRONIC EQUIPMENT -- 0.5%
          900  Benchmark Electronics Inc*                                      22,860
        3,200  C-cor Electronics*                                              15,264
        2,900  ESS Technology*                                                 34,655
        1,500  Imation Corp*                                                   49,875
        1,400  Inter-Tel Inc                                                   33,292
                                                                        -------------
                                                                              155,946
                                                                        -------------
               FINANCIAL SERVICES -- 25.8%
        2,100  Allmerica Financial Corp                                        46,725
        2,900  American Financial Group Inc                                    72,558
        1,400  American National Insurance Co                                 106,750
        2,500  AmerUs Group Co                                                 79,975
        2,400  Annaly Mortgage Management Inc                                  48,792
        3,700  Archstone-Smith Trust                                           97,495
        2,700  Arden Realty Group Inc, REIT                                    67,662
        1,870  Associated Banc Corp                                            65,095
        2,700  Astoria Financial Corp                                          90,396
        3,300  Bank of Hawaii Corp                                             95,304
        5,900  BankAtlantic Bancorp Inc                                        60,475
        3,300  Banknorth Group Inc                                             86,064
        1,200  Bedford Property Investors                                      30,276
        2,121  BOK Financial Corp*                                             70,651
        1,900  Capstead Mortgage Corp                                          40,280
        2,600  CarrAmerica Realty Corp, REIT                                   70,980

4             See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        2,100  CBL & Associates Properties Inc, REIT                           81,900
        2,400  Colonial BancGroup Inc                                          32,520
        1,700  Colonial Properties Trust, REIT                                 60,537
        3,100  Commerce Group Inc                                             119,970
        2,600  Commercial Federal Corp                                         66,300
        7,300  Commercial Net Lease Realty                                    114,683
        1,100  Community Trust Bancorp                                         29,700
        2,400  Compass Bankshares Inc                                          80,616
        2,100  Corrections Corporation Of America*                             30,975
        2,736  Delphi Financial Group Inc                                     109,166
        3,400  Deluxe Corp                                                    154,564
        3,600  Developers Diversified Realty Corp, REIT                        83,160
        2,100  Doral Financial Corp                                            89,019
        2,700  Dun & Bradstreet Corp*                                          95,283
        2,700  Edwards (AG) Inc                                               101,628
        3,800  Entertainment Properties Trust, REIT                            86,450
          500  Erie Indemnity Co, Class A                                      21,850
        6,000  Felcor Lodging Trust Inc, REIT                                  88,800
        5,005  Fidelity National Financial Inc                                149,900
        1,700  First Bancorp Puerto Rico                                       70,210
          800  First Citizens Bancshares, Class A                              86,592
        2,100  Gables Residential Trust, REIT                                  61,320
        1,700  German American Bancorp                                         30,005
        1,600  Glacier Bancorp Inc                                             36,240
        3,200  Glenborough Realty Trust Inc, REIT                              67,360
        2,600  Glimcher Realty Trust, REIT                                     46,982
        4,000  Health Care Inc                                                113,600
        2,300  Healthcare Realty Trust Inc, REIT                               73,922
        1,200  Highwood Properties Inc, REIT                                   28,680
        2,500  Hospitalities Properties Trust, REIT                            86,700
        3,500  Host Marriott Corp, REIT                                        35,490
       21,000  HRPT Properties Trust, REIT                                    176,820
        1,400  Hudson City Bancorp Inc                                         25,928
        2,800  Hudson United Bancorp                                           80,864
        5,400  Huntington Bancshares Inc                                      109,026
        1,900  Interactive Data Corp*                                          27,816
        2,400  Interpool Inc                                                   31,944
        6,300  IRT Property Co                                                 74,655
        4,200  iStar Financial Inc, REIT                                      122,640
        8,600  JDN Realty Corp                                                108,360
          900  Kansas City Life Insurance Co                                   32,400

              See accompanying notes to the financial statements.              5

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        2,100  Kimco Realty Corp, REIT                                         66,675
       24,500  La Quinta Corp                                                 126,910
        3,600  Lexington Corporate Properties Trust                            59,688
        2,600  Mack-Cali Realty Corp, REIT                                     87,230
        9,200  Meristar Hospitality Corp, REIT                                103,500
        2,600  Mony Group Inc                                                  70,590
        8,100  National Health Investors                                      118,422
        2,100  Nationwide Financial Service, Class A                           64,050
        1,900  Nationwide Health Properties Inc                                32,756
        3,229  Net.B@nk Inc*                                                   36,262
        2,200  New Century Financial Corp                                      67,628
        7,100  New Plan Excel Realty Trust, REIT                              139,018
          800  Novastar Financial Inc                                          23,008
        5,501  Ohio Casualty Corp*                                             92,307
        5,800  Old Republic International Corp                                186,180
        6,700  PMI Group Inc                                                  227,130
        2,100  Prentiss Properties Trust, REIT                                 61,425
        3,700  Presidential Life Corp                                          59,200
        3,200  PRG-Schultz International Inc*                                  46,144
        5,200  Protective Life Corp                                           170,820
        1,000  Provident Financial Group                                       28,960
        1,900  PS Business Parks Inc, REIT                                     66,500
        2,900  Public Storage Inc, REIT                                        92,510
        3,000  Raymond James Financial Corp                                    84,600
        6,700  RFS Hotel Investors Inc, REIT                                   85,425
        4,200  Riggs National Corp                                             61,068
        4,600  Ryder System Inc                                               120,244
        4,700  Safeco Corp                                                    155,617
        3,900  Seacoast Banking Corp of Florida                                72,150
        1,300  Selective Insurance Group                                       30,680
        1,300  Silicon Valley Bancshares*                                      29,458
        1,600  SL Green Realty Corp, REIT                                      52,912
       15,300  Sovereign Bancorp Inc                                          234,396
        2,600  Sovran Self Storage, REIT                                       79,430
        1,200  Student Loan Group                                             112,104
        2,300  Summit Properties Inc, REIT                                     47,380
        1,100  TCF Financial Corp                                              53,460
        2,700  Thornburg Mortgage Inc                                          53,325
        1,533  UMB Financial Corp                                              61,489
        3,219  Washington Federal Inc                                          82,535
        3,490  Westcorp                                                        70,742

6             See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        1,600  WFS Financial Inc*                                              30,720
                                                                        -------------
                                                                            7,798,701
                                                                        -------------
               FOOD AND BEVERAGE -- 0.3%
        1,200  Constellation Brands Inc, Class B*                              34,200
          500  Coors (Adolph) Co, Class B                                      30,025
          900  Sanderson Farms Inc                                             15,930
                                                                        -------------
                                                                               80,155
                                                                        -------------
               HEALTH CARE -- 3.0%
        5,800  Aetna Inc                                                      247,138
        1,400  Ameripath Inc*                                                  23,030
        3,100  Hanger Orthopedic Group Inc*                                    53,785
        8,000  Health Net Inc*                                                186,240
        7,700  Humana Inc*                                                    102,410
        2,800  ICN Pharmaceuticals Inc                                         28,448
        1,900  Invacare Corp                                                   66,500
        3,000  Mid Atlantic Medical Services Inc*                             108,330
        1,200  Ocular Sciences Inc*                                            27,720
        7,200  Res-Care Inc*                                                   34,560
        5,200  WebMD Corp*                                                     30,680
                                                                        -------------
                                                                              908,841
                                                                        -------------
               MANUFACTURING -- 0.9%
        6,900  Brunswick Corp                                                 168,705
        4,000  Columbus McKinnon Corp                                          25,040
        1,600  Griffon Corp*                                                   18,720
        1,400  Hughes Supply Inc                                               40,222
        3,700  Tower Automotive Inc*                                           29,489
                                                                        -------------
                                                                              282,176
                                                                        -------------
               MATERIALS & PROCESSING -- 10.7%
        3,500  A. Schulman Inc                                                 73,920
        3,900  Airgas Inc*                                                     60,060
        2,600  Albemarle Corp                                                  80,158
        2,800  Allegheny Technologies Inc                                      24,332
        3,600  Ashland Inc                                                    103,176
        1,800  Ball Corp                                                       89,658
        1,400  Barnes Group Inc                                                28,000
        1,400  Cleveland Cliffs Inc                                            36,848

              See accompanying notes to the financial statements.              7

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MATERIALS & PROCESSING -- CONTINUED
        3,600  Commercial Metals Co                                            68,112
        2,600  Cooper Industries Ltd                                           85,072
        2,000  CoorsTek Inc*                                                   43,000
        2,100  Corn Products International Inc                                 58,800
        3,500  Cytec Industries Inc*                                           93,100
        7,300  Engelhard Corp                                                 190,968
        2,400  Ferro Corp                                                      62,760
        1,500  Florida Rock Industries                                         50,640
        3,500  Freeport-McMoran Copper & Gold*                                 57,365
        1,200  Fuller (HB) Co                                                  32,340
        1,400  Harsco Corp                                                     42,490
        4,700  Holly Corp                                                      80,605
        4,400  IMC Global Inc                                                  58,256
        4,400  Imco Recycling Inc*                                             34,760
        1,000  Kaydon Corp                                                     21,100
        6,000  Lafarge Corp                                                   204,060
        2,000  Lubrizol Corp                                                   62,400
        4,500  Material Sciences Corp*                                         63,000
        3,300  Olin Corp                                                       62,700
       11,800  Owens Illinois Inc*                                            138,060
        2,700  PolyOne Corp                                                    25,245
        2,500  Quanex Corp                                                    101,250
        3,650  Reliance Steel and Aluminum Co                                  88,330
        5,700  RPM Inc                                                         87,096
        4,600  Sealed Air Corp*                                                71,254
        6,400  Sherwin Williams Co                                            172,800
        1,700  Silgan Holdings Inc*                                            53,737
        5,200  Sonoco Products Co                                             122,616
        3,300  Standard Register Co                                            83,985
        3,000  Texas Industries Inc                                            84,330
        5,400  Timken Co                                                       98,604
        8,600  Unifi Inc*                                                      64,500
        9,500  United States Steel Corp                                       130,435
        2,100  Worthington Industries Inc                                      37,275
                                                                        -------------
                                                                            3,227,197
                                                                        -------------
               OTHER -- 1.6%
        2,400  FMC Corp*                                                       67,944
        3,900  Kaman Corp, Class A                                             43,758
        3,400  Lancaster Colony Corp                                          140,046
          700  Sequa Corp, Class A*                                            37,331

8             See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               OTHER -- CONTINUED
        6,301  Trinity Industries Inc                                         114,300
        1,900  Westwood One Inc*                                               66,367
                                                                        -------------
                                                                              469,746
                                                                        -------------
               OTHER ENERGY -- 1.2%
        3,100  Denbury Resources Inc*                                          29,543
        4,600  Patina Oil & Gas Corp                                          128,128
       14,900  Petroquest Energy Inc*                                          67,944
        7,300  TransMontaigne Inc*                                             37,303
        3,100  Valero Energy Corp                                             100,657
                                                                        -------------
                                                                              363,575
                                                                        -------------
               PRODUCER DURABLES -- 9.1%
          900  Actuant Corp*                                                   34,425
        3,600  Agco Corp*                                                      68,832
        9,100  American Power Conversion Corp*                                113,841
        3,100  Belden Inc                                                      51,801
        4,200  Cable Design Technologies Corp*                                 27,090
        5,200  Centex Corp                                                    262,548
        1,500  Cohu Inc                                                        21,225
        2,400  Cummins Inc                                                     71,496
        2,100  Donaldson Co Inc                                                79,422
        5,600  General Cable Corp                                              23,632
       13,132  Horton (DR) Inc                                                272,620
        1,500  Hubbell Inc, Class B                                            48,150
        4,500  KB HOME                                                        215,775
        2,800  Kimball International, Class B                                  41,356
        4,900  Ladish Co Inc*                                                  36,799
        4,378  Lennar Corp                                                    231,158
        3,528  MDC Holdings Inc                                               141,826
        1,800  Miller Herman Inc                                               27,882
        2,000  Pentair Inc                                                     86,880
        2,100  Plantronics Inc*                                                38,556
        4,700  Pulte Corp                                                     224,378
        3,200  Ryland Group Inc                                               136,480
        1,500  Standex International Corp                                      32,100
        1,800  Tecumseh Products Co                                            87,516
        1,100  Tecumseh Products Co, Class B                                   48,763
        1,900  Thomas & Betts Corp*                                            30,685
        7,800  Toll Brothers Inc*                                             195,000

              See accompanying notes to the financial statements.              9

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               PRODUCER DURABLES -- CONTINUED
        2,900  Watts Industries Inc, Class A                                   50,895
        2,200  William Lyon Homes*                                             46,640
                                                                        -------------
                                                                            2,747,771
                                                                        -------------
               REAL ESTATE -- 0.0%
          600  Jones Lang Lasalle Inc*                                         12,642
                                                                        -------------
               RETAIL TRADE -- 1.2%
        5,300  Central Garden and Pet Co*                                      71,656
        8,700  CKE Restaurants Inc*                                            63,684
        2,900  Nordstrom Inc                                                   56,057
        3,700  Rex Stores Corp*                                                38,110
        2,300  Shopko Stores Inc*                                              33,028
        3,600  Sports Authority Inc*                                           19,368
        1,400  Tractor Supply Company*                                         46,522
        1,300  Valuevision International Inc, Class A*                         18,499
        1,600  Whitehall Jewellers Inc*                                        18,736
                                                                        -------------
                                                                              365,660
                                                                        -------------
               TECHNOLOGY -- 6.8%
       11,300  Adaptec Inc*                                                    69,269
        2,900  American Management Systems Inc*                                43,500
        3,200  Ametek Inc                                                     110,080
        6,000  Answerthink Inc*                                                12,300
        5,900  Arrow Electronics Inc*                                          96,111
        3,600  Artisan Components Inc*                                         33,012
        7,242  Avnet Inc                                                      112,106
        3,300  AVX Corp                                                        40,524
        7,000  Ceridian Corp*                                                 112,490
        5,800  Ciber Inc*                                                      35,438
        2,900  Comcast Corp, Class A*                                          71,224
        3,500  Gartner Group Inc, Class A*                                     32,935
        2,300  Harris Corp                                                     73,485
        3,200  Hologic Inc*                                                    34,400
        7,100  Hypercom Corp*                                                  26,696
        2,900  Hyperion Solutions Corp*                                        65,830
       15,600  Ingram Micro Inc*                                              212,940
        1,500  JDA Software Group Inc*                                         19,005
        7,200  Kemet Corp*                                                     86,760
        8,700  Manufacturers Services Ltd*                                     34,800

10            See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
        2,700  MCSi Inc*                                                       16,578
        3,550  Microchip Technology Inc*                                       74,727
        3,200  Neoforma Inc*                                                   28,864
        3,100  Network Associates Inc*                                         40,300
        8,300  PTEK Holdings Inc*                                              46,065
        6,800  Red Hat Inc*                                                    32,300
        3,400  Siliconix Inc*                                                  74,290
        1,965  Skyworks Solutions Inc*                                          8,253
        2,700  Storage Technology Corp*                                        36,855
        2,600  Supertex Inc*                                                   29,380
        2,800  Sykes Enterprises Inc*                                          18,088
        4,500  Syntel Inc*                                                     53,010
        2,800  Systems & Computer Technology Corp*                             17,668
        8,000  Tibco Software Inc*                                             33,680
        4,800  Trikon Technologies Inc*                                        32,688
        8,600  Tyler Technologies Inc*                                         32,250
        2,100  Zebra Technologies Corp*                                       114,051
        5,100  Zomax Inc*                                                      19,431
        1,950  Zoran Corp*                                                     25,682
                                                                        -------------
                                                                            2,057,065
                                                                        -------------
               UTILITIES -- 4.6%
        1,600  American Water Works Co                                         71,152
        3,100  Avista Corp                                                     39,432
        1,600  CH Energy Group Inc                                             77,600
        3,700  DQE Inc                                                         55,537
       10,300  Edison International*                                          123,394
        4,700  El Paso Electric Co*                                            55,225
        8,706  Energy East Corp                                               182,130
        2,600  Great Plains Energy Inc                                         54,262
        1,600  Hawaiian Electric Industries Inc                                72,096
        1,300  Nicor Inc                                                       36,920
        4,000  OGE Energy Corp                                                 76,800
        4,800  Oneok Inc                                                       92,832
        3,500  Pepco Holdings Inc                                              75,530
        4,400  PNM Resources Inc                                               97,152
        2,900  Puget Energy Inc                                                62,930
        2,500  SCANA Corp                                                      69,950

              See accompanying notes to the financial statements.             11

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               UTILITIES -- CONTINUED
        5,200  Wisconsin Energy Corp                                          132,132
                                                                        -------------
                                                                            1,375,074
                                                                        -------------

               TOTAL COMMON STOCKS (COST $26,775,497)                      29,739,672
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 11.5%
               CASH EQUIVALENTS -- 9.9%
    1,201,416  Dreyfus Money Market Fund(a)                                 1,201,416
$   1,092,507  Harris Trust & Savings Bank Eurodollar Time Deposit,
                 1.80%, due 9/18/02(a)                                      1,092,507
      710,131  Merrimac Money Market Fund(a)                                  710,131
                                                                        -------------
                                                                            3,004,054
                                                                        -------------
               REPURCHASE AGREEMENTS -- 1.6%
$     474,003  Salomon Brothers Repurchase Agreement, dated 8/30/02, due 9/3/02, with a maturity value of $474,048, and an
               effective yield of 0.85%, collateralized by a U.S.
               Treasury Bond with a rate of 8.125%, maturity date of
               8/15/19, and a market value, including accrued interest
               of $492,381.                                                   474,003
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $3,478,057)               3,478,057
                                                                        -------------
               TOTAL INVESTMENTS -- 110.0%
               (Cost $30,253,554)                                          33,217,729

               Other Assets and Liabilities (net) -- (10.0%)               (3,017,789)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $  30,199,940
                                                                        =============
               NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

*    Non-income producing security.

(a)  Represents investment of security lending collateral (Note 1).

12            See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $2,875,019 (cost $30,253,554) (Note 1)                    $33,217,729
   Cash                                                               526
   Dividends and interest receivable                               35,738
   Receivable for expenses reimbursed by Manager (Note 2)           4,836
                                                              -----------

      Total assets                                             33,258,829
                                                              -----------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)            3,004,054
   Payable to affiliate for (Note 2):
      Management fee                                               13,982
      Shareholder service fee                                       3,813
   Accrued expenses                                                37,040
                                                              -----------

      Total liabilities                                         3,058,889
                                                              -----------
NET ASSETS                                                    $30,199,940
                                                              ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                            $32,913,220
   Accumulated undistributed net investment income                 55,524
   Accumulated net realized loss                               (5,732,979)
   Net unrealized appreciation                                  2,964,175
                                                              -----------
                                                              $30,199,940
                                                              ===========
NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $30,199,940
                                                              ===========
SHARES OUTSTANDING:
   Class III                                                    2,817,366
                                                              ===========
NET ASSET VALUE PER SHARE:
   Class III                                                  $     10.72
                                                              ===========

              See accompanying notes to the financial statements.             13

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $101)               $   299,922
   Interest (including securities lending income of $2,974)         4,985
                                                              -----------

         Total income                                             304,907
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                         98,429
   Audit fees                                                      15,916
   Custodian and transfer agent fees                               12,604
   Legal fees                                                         902
   Trustees fees (Note 2)                                             480
   Registration fees                                                  276
   Miscellaneous                                                      955
   Fees reimbursed by Manager (Note 2)                            (30,487)
                                                              -----------
                                                                   99,075
   Shareholder service fee (Note 2) - Class III                    26,844
                                                              -----------
      Net expenses                                                125,919
                                                              -----------

         Net investment income                                    178,988
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on investments                             2,171,732
                                                              -----------
   Change in net unrealized appreciation (depreciation) on
    investments                                                (4,783,566)
                                                              -----------
      Net realized and unrealized loss                         (2,611,834)
                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(2,432,846)
                                                              ===========

14            See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   178,988        $   468,124
   Net realized gain                                         2,171,732          2,873,008
   Change in net unrealized appreciation (depreciation)     (4,783,566)         1,594,048
                                                           -----------        -----------

   Net increase (decrease) in net assets from
    operations                                              (2,432,846)         4,935,180
                                                           -----------        -----------
Distributions to shareholders from:
   Net investment income
      Class III                                               (123,464)          (523,894)
                                                           -----------        -----------
      Total distributions from net investment income          (123,464)          (523,894)
                                                           -----------        -----------
   Net share transactions: (Note 5)
      Class III                                             (4,787,268)        (7,909,373)
                                                           -----------        -----------
   Decrease in net assets resulting from net share
    transactions                                            (4,787,268)        (7,909,373)
                                                           -----------        -----------

      Total decrease in net assets                          (7,343,578)        (3,498,087)
NET ASSETS:
   Beginning of period                                      37,543,518         41,041,605
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $55,524 and $0,
    respectively)                                          $30,199,940        $37,543,518
                                                           ===========        ===========

              See accompanying notes to the financial statements.             15

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                               SIX MONTHS ENDED      YEAR ENDED FEBRUARY 28/29,
                                               AUGUST 31, 2002   -----------------------------------
                                                 (UNAUDITED)        2002         2001        2000*
                                               ----------------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 11.76         $ 10.54      $  9.52     $ 10.00
                                                   -------         -------      -------     -------

Income from investment operations:
   Net investment income                              0.06            0.15         0.12        0.08
   Net realized and unrealized gain (loss)           (1.06)           1.23         1.02       (0.50)
                                                   -------         -------      -------     -------

      Total from investment operations               (1.00)           1.38         1.14       (0.42)
                                                   -------         -------      -------     -------

Less distributions to shareholders:
   From net investment income                        (0.04)          (0.16)       (0.12)      (0.06)
                                                   -------         -------      -------     -------

      Total distributions                            (0.04)          (0.16)       (0.12)      (0.06)
                                                   -------         -------      -------     -------
NET ASSET VALUE, END OF PERIOD                     $ 10.72         $ 11.76      $ 10.54     $  9.52
                                                   =======         =======      =======     =======
TOTAL RETURN(a)                                      (8.52)%++       13.25%       12.12%      (4.25)%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)               $30,200         $37,544      $41,042     $39,000
   Net expenses to average daily net assets           0.70%**         0.70%        0.70%       0.70%**
   Net investment income to average daily net
     assets                                           1.00%**         1.30%        1.25%       1.08%**
   Portfolio turnover rate                              18%             65%         131%         18%
   Fees and expenses reimbursed by the
     Manager to average daily net assets:             0.17%**         0.20%        0.17%       0.21%**
   Purchase premiums consisted of the
     following per share amounts:(b)                    --(c)           --(c)   $  0.01     $   N/A

(a) The total return would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums.
(b) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.
(c)  Purchase premiums were less than $0.01 per share.
*    Period from June 1, 1999 (commencement of operations) through February
     29, 2000.
**   Annualized.
++   Not annualized.

16            See accompanying notes to the financial statements.

GMO TAX MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Tax Managed Small Companies Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks to maximize after-tax total return through investment in a portfolio of common stocks of smaller companies principally traded in the U.S. The Fund's benchmark is the Russell 2500 Index (After Tax).

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the

GMO TAX MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 2002, the Fund held no open futures contracts.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund loaned securities having a market value of $2,875,019 collateralized by cash in the amount of $3,004,054, which was invested in short-term investments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any,

GMO TAX MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2002, the Fund held no open swap agreements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO TAX MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $640,309, $5,176,933 and $1,587,943 expiring in 2008, 2009 and
      2010, respectively. The Fund elected to defer to March 1, 2002 post-October losses of $494,132.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .50% of the amount invested. If the Manager determines that any portion of a cash purchase is offset by a corresponding cash redemption occurring on the same day, the purchase premium charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium charged by the Fund may be waived if the Manager determines the Fund is substantially underweighted in cash so that a purchase will not require a securities transaction. All purchase premiums are paid and recorded by the Fund as paid-in capital. For the year ended February 28, 2002 and the six months ended August 31, 2002 the fund received $7,812 and $1,515 in purchase premiums, respectively. There is no premium for redemptions, reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .55% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

GMO TAX MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the period ended August 31, 2002 was $480. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $6,379,988 and $10,980,718, respectively.

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $30,253,554       $5,512,749       $(2,548,574)      $2,964,175

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 39.5% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

GMO TAX MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          Six Months Ended
                                                           August 31, 2002          Year Ended
                                                             (Unaudited)         February 28, 2002
                                                        ---------------------  ---------------------
                                                         Shares     Amount      Shares     Amount
         Class III:                                     --------  -----------  --------  -----------
         Shares sold                                      24,321  $   303,000   141,701  $ 1,562,447
         Shares issued to shareholders
           in reinvestment of distributions                4,447       52,487     8,017       85,606
         Shares repurchased                             (402,969)  (5,142,755) (853,209)  (9,557,426)
                                                        --------  -----------  --------  -----------
         Net decrease                                   (374,201) $(4,787,268) (703,491) $(7,909,373)
                                                        ========  ===========  ========  ===========

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)/
    SHARES      DESCRIPTION                                               VALUE ($)
-------------------------------------------------------------------------------------
                DEBT OBLIGATIONS -- 14.5%
                U.S. GOVERNMENT -- 6.1%
     2,742,275  U.S. Treasury Inflation Indexed Note, 3.88%, due
                  01/15/09                                                  3,011,789
                                                                         ------------
                U.S. GOVERNMENT AGENCY -- 8.4%
       245,000  Agency for International Development Floater (Support
                  of Botswana),Variable Rate, 6 mo. U.S. Treasury Bill
                  + .40%, 2.07%, due 10/01/12                                 240,406
     1,575,675  Agency for International Development Floater (Support
                  of C.A.B.E.I.),Variable Rate, 6 mo. U.S. Treasury
                  Bill + .40%, 2.07%, due 10/01/12                          1,546,131
     1,585,099  Agency for International Development Floater (Support
                  of Honduras),Variable Rate, 3 mo. U.S. Treasury Bill
                  x 117%, 2.01%, due 10/01/11                               1,575,192
        71,983  Agency for International Development Floater (Support
                  of Peru), Series A, Variable Rate, 6 mo. U.S.
                  Treasury Bill +.35%, 2.01%, due 05/01/14                     71,264
       725,573  Small Business Administration Pool #502320,Variable
                  Rate, Prime - 2.18%, 2.56%, due 08/25/18                    727,015
                                                                         ------------
                                                                            4,160,008
                                                                         ------------

                TOTAL DEBT OBLIGATIONS (COST $7,217,442)                    7,171,797
                                                                         ------------
                MUTUAL FUNDS -- 82.6%
     1,584,743  GMO Alpha LIBOR Fund                                       40,670,936
                                                                         ------------

                TOTAL MUTUAL FUNDS (COST $40,655,642)                      40,670,936
                                                                         ------------

              See accompanying notes to the financial statements.

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)   DESCRIPTION                                               VALUE ($)
-------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS -- 0.8%
                REPURCHASE AGREEMENTS -- 0.8%
       377,085  Morgan Stanley Dean Witter & Co. Repurchase Agreement,
                dated 8/30/02, due 9/3/02, with a maturity value of
                $377,121 and an effective yield of 0.85%,
                collateralized by a U.S. Treasury Strip with a rate of
                0.00%, maturity date of 11/15/14 and market value of
                $389,875.                                                     377,085
                                                                         ------------

                TOTAL SHORT-TERM INVESTMENTS (COST $377,085)                  377,085
                                                                         ------------
                TOTAL INVESTMENTS -- 97.9%
                (Cost $48,250,169)                                         48,219,818

                Other Assets and Liabilities (net) -- 2.1%                  1,031,616
                                                                         ------------
                TOTAL NET ASSETS -- 100.0%                               $ 49,251,434
                                                                         ============

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2002, which are subject to change based on the terms of the security.

2             See accompanying notes to the financial statements.

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $48,250,169) (Note 1)          $48,219,818
   Receivable for investments sold                                  3,074
   Receivable for Fund shares sold                              1,000,000
   Interest receivable                                             51,702
   Receivable for expenses reimbursed by Manager (Note 2)           3,379
                                                              -----------
      Total assets                                             49,277,973
                                                              -----------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                                2,161
      Shareholder service fee                                       6,482
   Accrued expenses                                                17,896
                                                              -----------
      Total liabilities                                            26,539
                                                              -----------
NET ASSETS                                                    $49,251,434
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $49,058,822
   Accumulated undistributed net investment income                257,886
   Accumulated net realized loss                                  (34,923)
   Net unrealized depreciation                                    (30,351)
                                                              -----------
                                                              $49,251,434
                                                              ===========

SHARES OUTSTANDING:                                             5,127,978
                                                              ===========

NET ASSET VALUE PER SHARE:                                    $      9.60
                                                              ===========

              See accompanying notes to the financial statements.              3

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $247,575
   Interest                                                    145,688
                                                              --------
      Total income                                             393,263
                                                              --------
EXPENSES:
   Management fee (Note 2)                                      12,322
   Audit fees                                                   11,776
   Custodian and transfer agent fees                             3,772
   Registration fees                                             1,564
   Legal fees                                                    1,106
   Trustees fees (Note 2)                                          642
   Miscellaneous                                                   828
   Fees reimbursed by Manager (Note 2)                         (18,952)
                                                              --------
                                                                13,058
   Shareholder service fee                                      36,966
                                                              --------
      Net expenses                                              50,024
                                                              --------
         Net investment income                                 343,239
                                                              --------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                             (119,412)
      Realized gains distributions from investment company
      shares                                                   128,674
                                                              --------

         Net realized gain                                       9,262
                                                              --------

   Change in net unrealized appreciation (depreciation) on
    investments                                                281,717
                                                              --------

      Net realized and unrealized gain                         290,979
                                                              --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $634,218
                                                              ========

4             See accompanying notes to the financial statements.

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    343,239      $  1,183,337
   Net realized gain                                              9,262         1,497,617
   Change in net unrealized appreciation (depreciation)         281,717        (1,199,696)
                                                           ------------      ------------
   Net increase in net assets from operations                   634,218         1,481,258
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income                                        (85,353)       (1,411,118)
   Net realized gains                                          (650,834)       (1,032,265)
                                                           ------------      ------------
                                                               (736,187)       (2,443,383)
                                                           ------------      ------------
FUND SHARE TRANSACTIONS: (NOTE 5)
   Proceeds from sale of shares                              17,953,395        39,182,645
   Net asset value of shares issued to shareholders in
    payment of distributions declared                           736,025         2,340,365
   Cost of shares repurchased                               (17,682,827)      (32,719,050)
                                                           ------------      ------------
   Net increase in net assets resulting from Fund share
    transactions                                              1,006,593         8,803,960
                                                           ------------      ------------
      Total increase in net assets                              904,624         7,841,835
NET ASSETS:
   Beginning of period                                       48,346,810        40,504,975
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $257,886 and $0,
    respectively)                                          $ 49,251,434      $ 48,346,810
                                                           ============      ============

              See accompanying notes to the financial statements.              5

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ---------------------------------------------------------------
                                            (UNAUDITED)        2002         2001         2000         1999         1998
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  9.62         $  9.92      $  9.62      $  9.63      $  9.81      $  9.78
                                              -------         -------      -------      -------      -------      -------

Income from investment operations:
   Net investment income                         0.07(b)+        0.30(b)+      0.42(b)+      0.46(b)+      0.57      0.55
   Net realized and unrealized gain
     (loss)                                      0.06            0.06         0.33         0.05        (0.16)        0.03
                                              -------         -------      -------      -------      -------      -------

      Total from investment operations           0.13            0.36         0.75         0.51         0.41         0.58
                                              -------         -------      -------      -------      -------      -------

Less distributions to shareholders:
   From net investment income                   (0.02)          (0.39)       (0.44)       (0.52)       (0.59)       (0.55)
   From net realized gains                      (0.13)          (0.28)       (0.01)          --           --           --
                                              -------         -------      -------      -------      -------      -------

      Total distributions                       (0.15)          (0.66)       (0.45)       (0.52)       (0.59)       (0.55)
                                              -------         -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                $  9.60         $  9.62      $  9.92      $  9.62      $  9.63      $  9.81
                                              =======         =======      =======      =======      =======      =======
TOTAL RETURN(a)                                  1.31%**         3.73%        7.91%        5.42%        4.29%        6.10%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $49,251         $48,347      $40,505      $43,491      $53,387      $37,377
   Net expenses to average daily net
     assets(c)                                   0.20%*          0.20%        0.20%        0.20%        0.20%        0.20%
   Net investment income to average
     daily net assets(b)                         1.39%*          3.04%        4.30%        4.82%        5.50%        5.73%
   Portfolio turnover rate                         16%             91%          50%         178%          76%          50%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.08%*          0.12%        0.09%        0.08%        0.32%        0.28%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Net investment income for the period is affected by the timing of the declaration of dividends by other GMO Funds in which the Fund invests.
(c) Net expenses exclude expenses incurred indirectly through investment in GMO Alpha LIBOR Fund.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not Annualized.

6             See accompanying notes to the financial statements.

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Short-Term Income Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks to provide current income to the extent consistent with the preservation of capital and liquidity through investment in a portfolio of high-quality fixed income instruments. The Fund's benchmark is the Salomon Smith Barney 3 Month T-Bill Index.

      At August 31, 2002, 82.6% of the Fund was invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. GMO Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments. The financial statements of the GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available or whose values the manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund, or an underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Dividend income is recognized on the ex-dividend date. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .05% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of the Fund at the annual rate of .15%.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) and the amount of fees and operating expenses (excluding fund expenses, as defined above) incurred indirectly by the Fund through its investment in the GMO Alpha LIBOR Fund exceed the management fee. For the six months ended August 31, 2002, indirect operating expenses (excluding shareholder service fees and fund expenses) rounded to less than 0.001% of the Fund's average daily net assets, and indirect investment expenses incurred by the Fund were 0.018% of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002 was $642. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2002, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                  Purchases     Sales
                                                                  ----------  ----------
         U.S. Government securities                               $       --  $  311,957
         Investments (non-U.S. Government securities)              7,676,250   7,700,000

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $48,250,169        $15,612           $(45,963)        $(30,351)

GMO SHORT-TERM INCOME FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 66.7% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is an affiliate of the manager. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  Six Months Ended
                                                                  August 31, 2002      Year Ended
                                                                    (Unaudited)     February 28, 2002
                                                                  ----------------  -----------------
         Shares sold                                                   1,852,188          4,058,239
         Shares issued to shareholders in reinvestment of
           distributions                                                  76,737            240,652
         Shares repurchased                                           (1,825,331)        (3,358,895)
                                                                   -------------     --------------
         Net increase                                                    103,594            939,996
         Fund shares:
           Beginning of period                                         5,024,384          4,084,388
                                                                   -------------     --------------
           End of period                                               5,127,978          5,024,384
                                                                   =============     ==============

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               COMMON STOCKS -- 96.1%
               ADVERTISING -- 0.4%
        3,000  Getty Images Inc*                                                54,060
                                                                        --------------
               AUTO & TRANSPORTATION -- 4.0%
        7,300  Airborne Inc                                                     93,878
        4,000  American Axle & Manufacturing Holdings Inc*                     119,000
        4,600  ArvinMeritor Inc                                                107,594
        3,000  Coachmen Industries Inc                                          47,100
        1,000  Landstar System Inc*                                             50,650
        2,800  Navistar International Corp                                      70,000
        1,000  Polaris Industries Inc                                           73,350
                                                                        --------------
                                                                               561,572
                                                                        --------------
               CONSUMER DISCRETIONARY -- 34.6%
        1,900  Action Performance Cos Inc*                                      61,503
        3,500  Activision Inc*                                                  97,545
        1,000  American Woodmark Corp                                           50,390
        2,550  Applebees International Inc                                      56,635
        3,400  Autozone Inc*                                                   245,990
        3,000  Aztar Corp*                                                      42,900
        1,900  Bally Total Fitness Holdings Corp*                               22,287
          920  Benihana Inc*                                                    11,500
        1,800  Blyth Industries Inc                                             53,226
        1,200  Bob Evans Farms Inc                                              29,112
        5,700  Boyd Gaming Corp*                                                92,910
        3,200  Callaway Golf Co                                                 47,456
        2,200  Career Education Corp*                                           98,098
        2,000  Catalina Marketing Corp*                                         62,860
        2,800  CDW Computer Centers Inc*                                       120,176
        4,950  Chicos FAS Inc*                                                  86,823
        1,000  Children's Place Retail Stores Inc*                              18,520
        2,300  Choice Hotels International Inc*                                 53,337
        8,400  Circuit City Stores Inc                                         117,096
        4,700  Coach Inc*                                                      115,761
        1,600  Coinstar Inc*                                                    43,200
        3,800  Constellation Brands Inc, Class A*                              107,958
        3,000  Corinthian Colleges Inc*                                        111,750
        1,700  Corporate Executive Board Co*                                    49,980
        3,200  Cumulus Media Inc*                                               44,672

              See accompanying notes to the financial statements.              1

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
        5,100  Dollar Tree Stores Inc*                                         125,511
        3,200  Dover Motorsports Inc                                            14,720
        1,900  Education Management Corp*                                       78,489
        1,400  Expedia Inc*                                                     70,616
        3,200  Fisher Scientific International Inc*                             92,032
        2,200  Fossil Inc*                                                      48,092
        2,100  FTI Consulting Inc*                                              76,482
        4,600  G TECH Holdings Corp*                                            88,090
        2,200  International Flavors & Fragrances Inc                           70,950
        4,000  ITT Educational Services Inc*                                    72,200
        1,400  Jack in the Box Inc*                                             39,550
        2,400  Krispy Kreme Doughnuts Inc*                                      85,200
        2,800  Lightbridge Inc*                                                 19,964
        2,300  Liz Claiborne Inc                                                64,906
        1,100  Manpower Inc                                                     36,432
        3,000  Maytag Corp                                                      97,920
        3,800  Michaels Stores Inc*                                            176,662
        2,940  Mohawk Industries Inc*                                          145,530
        8,500  MPS Group Inc*                                                   45,475
        2,100  MSC Industrial Direct Co*                                        27,258
        1,700  Natures Sunshine Products Inc                                    18,190
        2,463  Nautilus Group Inc*                                              78,086
        1,600  Oakley Inc*                                                      20,960
       10,200  Office Depot Inc*                                               131,784
        1,700  Outback Steakhouse Inc*                                          49,912
        3,100  Overture Services Inc*                                           62,781
        1,700  P.F. Chang's China Bistro Inc*                                   53,788
        1,700  Panera Bread Co, Class A*                                        48,212
        1,700  Papa Johns International Inc*                                    51,408
          700  Payless ShoeSource Inc*                                          37,030
        6,400  Petsmart Inc*                                                   106,944
        6,300  Pier 1 Imports Inc                                              112,770
        1,600  Pre-Paid Legal Services Inc*                                     33,072
        2,900  QRS Corp*                                                        18,444
        2,700  Readers Digest Association Inc                                   46,116
        1,400  Rent-A-Center Inc*                                               76,496
        3,400  Ross Stores Inc                                                 122,774
        1,500  SCP Pool Corp*                                                   41,430
        2,400  Sonic Automotive Inc*                                            48,960
        5,500  Spanish Broadcasting System*                                     38,885

2             See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
        1,600  Steven Madden Ltd*                                               29,008
        2,300  Tech Data Corp*                                                  76,061
        6,200  TeleTech Holdings Inc*                                           39,060
        3,800  Ticketmaster*                                                    61,142
        3,700  Topps Inc (The)*                                                 32,560
        1,900  United Stationers Inc*                                           52,250
        3,300  Williams-Sonoma Inc*                                             75,900
                                                                        --------------
                                                                             4,881,787
                                                                        --------------
               CONSUMER STAPLES -- 1.9%
        2,400  Great Atlantic & Pacific Tea Co*                                 25,224
        3,400  NBTY Inc*                                                        51,748
        3,800  Supervalu Inc                                                    78,926
        5,400  The Dial Corp                                                   109,134
                                                                        --------------
                                                                               265,032
                                                                        --------------
               ELECTRONIC EQUIPMENT -- 1.8%
        2,800  Benchmark Electronics Inc*                                       71,120
        2,200  Concord Communications Inc*                                      16,610
        4,100  ESS Technology*                                                  48,995
        6,300  PLX Technology Inc*                                              13,860
        9,800  ScanSoft Inc*                                                    42,532
        3,600  Semtech Corp*                                                    47,556
        4,600  Trident Microsystems Inc*                                        17,388
                                                                        --------------
                                                                               258,061
                                                                        --------------
               FINANCIAL SERVICES -- 10.6%
        2,000  Brown & Brown Inc                                                58,500
        1,900  City National Corp                                              102,448
        2,600  Commerce Bancorp Inc                                            123,266
        5,500  CompuCredit Corp*                                                33,275
        4,000  Corrections Corporation Of America*                              59,000
        2,900  Digital Insight Corp*                                            47,270
        2,600  Doral Financial Corp                                            110,214
        2,600  First Midwest Bancorp Inc                                        74,620
          900  Hilb Rogal and Hamilton Co                                       39,555
        2,000  Investors Financial Services Corp                                60,120
        1,800  Irwin Financial Corp                                             32,760
        1,800  John Nuveen and Co Inc, Class A                                  40,500

              See accompanying notes to the financial statements.              3

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        2,600  NCO Group Inc*                                                   44,902
        2,800  New Century Financial Corp                                       86,072
        3,612  New York Community Bancorp Inc                                  112,731
        5,600  Roslyn Bancorp Inc                                              124,712
        5,800  S1 Corp*                                                         30,334
        2,100  Sandy Spring Bancorp Inc                                         68,985
        4,400  Silicon Valley Bancshares*                                       99,704
        1,000  Triad Guaranty Inc*                                              43,650
        1,700  UCBH Holdings Inc                                                65,348
        2,600  Ventas Inc                                                       33,800
                                                                        --------------
                                                                             1,491,766
                                                                        --------------
               HEALTH CARE -- 15.8%
        1,900  Accredo Health Inc*                                              97,337
        3,300  Aetna Inc                                                       140,613
        3,900  American Medical Systems Holdings Inc*                           87,126
        2,700  AmerisourceBergen Corp                                          195,777
        2,300  Aspect Medical Systems Inc*                                       7,728
        5,500  AVI BioPharma Inc*                                               21,835
        6,600  Caremark Rx Inc*                                                106,920
        2,000  Cerner Corp*                                                     74,720
        2,100  Charles River Laboratories International Inc*                    83,055
        1,100  Cooper (The) Companies Inc                                       49,929
        2,200  Cyberonics*                                                      40,700
        3,400  DaVita Inc*                                                      75,276
        1,400  Dentsply International Inc                                       55,538
        2,300  Endocare Inc*                                                    25,438
        3,200  Entremed Inc*                                                     8,800
        2,400  Express Scripts Inc, Class A*                                   115,200
        2,600  Hanger Orthopedic Group Inc*                                     45,110
        1,700  Henry Schein Inc*                                                84,949
        1,000  Immucor Inc*                                                     26,790
        1,500  LabOne Inc*                                                      31,350
        1,700  Lifepoint Hospital Inc*                                          51,408
        2,500  Lincare Holdings Inc*                                            80,125
        4,200  MGI Pharma Inc*                                                  32,718
        3,600  Mid Atlantic Medical Services Inc*                              129,996
        2,100  Oxford Health Plans Inc*                                         85,155
        1,400  Patterson Dental Co*                                             66,780
        3,500  Pharmaceutical Product Development Inc*                          77,980

4             See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               HEALTH CARE -- CONTINUED
        1,400  PolyMedica Corp*                                                 34,188
        2,400  Possis Medical Inc*                                              30,240
        2,500  Sangstat Medical Corp*                                           45,525
        5,800  Sepracor Inc*                                                    32,306
        2,200  Stericycle Inc*                                                  68,288
        3,500  Telik Inc*                                                       49,105
        1,800  Transkaryotic Therapies Inc*                                     62,352
        1,210  Vivus Inc*                                                        5,142
                                                                        --------------
                                                                             2,225,499
                                                                        --------------
               MATERIALS & PROCESSING -- 2.7%
        3,700  Airgas Inc*                                                      56,980
        1,800  Commscope Inc*                                                   12,168
        1,900  Mueller Industries Inc*                                          50,920
        4,800  Owens Illinois Inc*                                              56,160
        2,600  Packaging Corp of America*                                       48,958
          380  Packaging Dynamics Corp*                                          2,500
        5,700  RPM Inc                                                          87,096
        1,900  Sealed Air Corp*                                                 29,431
        2,300  The Shaw Group Inc*                                              38,525
                                                                        --------------
                                                                               382,738
                                                                        --------------
               OTHER -- 0.8%
        2,500  Elcor Corp                                                       41,875
        1,700  Lancaster Colony Corp                                            70,023
                                                                        --------------
                                                                               111,898
                                                                        --------------
               OTHER ENERGY -- 2.5%
        1,700  Clayton Williams Energy Inc*                                     16,660
        5,200  Denbury Resources Inc*                                           49,556
        2,100  Frontier Oil Corp                                                29,925
        2,400  KEY Production Company Inc*                                      44,688
        1,750  Patina Oil & Gas Corp                                            48,738
        2,000  Pogo Producing Co                                                65,700
        1,200  Pure Resources Inc*                                              27,744
        1,100  Stone Energy Corp*                                               37,400
        3,800  Vintage Petroleum Inc                                            38,532
                                                                        --------------
                                                                               358,943
                                                                        --------------

              See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               PRODUCER DURABLES -- 6.2%
        4,400  Agco Corp*                                                       84,128
        5,100  American Power Conversion Corp*                                  63,801
        2,100  Cohu Inc                                                         29,715
        1,600  Electro Scientific Industries*                                   29,744
        2,300  Headwaters Inc*                                                  30,820
        1,600  HON Industries Inc                                               43,952
        1,800  Itron Inc*                                                       24,318
        3,100  KB HOME                                                         148,645
        2,800  L-3 Communications Holdings Inc*                                142,492
        1,800  Ladish Co Inc*                                                   13,518
        1,300  Manitowoc Co Inc                                                 42,900
          400  NVR Inc*                                                        118,600
        1,700  Photon Dynamics Inc*                                             35,479
        2,800  Plantronics Inc*                                                 51,408
        3,500  Somera Communications Inc*                                        9,625
                                                                        --------------
                                                                               869,145
                                                                        --------------
               RETAIL TRADE -- 0.4%
        1,800  Tractor Supply*                                                  59,814
                                                                        --------------
               TECHNOLOGY -- 13.2%
       11,100  Adaptec Inc*                                                     68,043
        2,500  American Management Systems Inc*                                 37,500
        1,500  Ametek Inc                                                       51,600
        1,000  Black Box Corp*                                                  34,710
        3,200  Ceridian Corp*                                                   51,424
        6,300  Ciber Inc*                                                       38,493
        5,600  Concurrent Computer Corp*                                        15,736
        1,800  Cymer Inc*                                                       43,560
        5,400  Digital River Inc*                                               42,012
        3,300  Documentum Inc*                                                  50,919
        2,900  Electronics For Imaging Inc*                                     43,587
        3,500  Emulex Corp*                                                     59,080
        3,500  F5 Networks Inc*                                                 43,750
        1,300  Factset Research Systems Inc                                     32,240
        4,400  Fairchild Semiconductor Corp, Class A*                           53,108
        7,400  Harmonic Lightwaves Inc*                                         18,870
        2,300  Hologic Inc*                                                     24,725
        2,900  IDT Corp*                                                        51,185

6             See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
        2,700  Ingram Micro Inc*                                                36,855
        6,300  J.D. Edwards & Co*                                               82,215
        4,100  Kana Software Inc*                                                7,790
        7,200  Kopin Corp*                                                      44,712
        2,000  Kronos Inc*                                                      51,920
       11,500  Liberate Technologies Inc*                                       21,735
        5,850  Microchip Technology Inc*                                       123,143
        6,100  Network Associates Inc*                                          79,300
        5,800  Oak Technology Inc*                                              25,346
        6,000  Parametric Technology Corp*                                      13,680
        2,900  Perot Systems Corp*                                              34,365
        6,500  PMC-Sierra Inc*                                                  45,565
        4,500  Quadramed Corp*                                                   6,615
        3,400  Sandisk Corp*                                                    55,114
        3,300  Silicon Laboratories Inc*                                        74,547
        1,100  Siliconix Inc*                                                   24,035
        2,100  SPSS Inc*                                                        24,150
        2,000  Supertex Inc*                                                    22,600
        4,000  Syntel Inc*                                                      47,120
       12,400  Tibco Software Inc*                                              52,204
        1,500  Websense Inc*                                                    25,560
       12,000  Western Digital Corp*                                            48,720
        3,200  Witness Systems Inc*                                             20,960
        1,200  Zebra Technologies Corp*                                         65,172
        7,200  Zomax Inc*                                                       27,432
        2,700  Zoran Corp*                                                      35,559
                                                                        --------------
                                                                             1,856,956
                                                                        --------------
               UTILITIES -- 1.2%
        1,600  Commonwealth Telephone Enterprises Inc*                          61,200
        8,100  Edison International*                                            97,038
        5,100  US Unwired Inc*                                                   4,743
                                                                        --------------
                                                                               162,981
                                                                        --------------

               TOTAL COMMON STOCKS (COST $14,868,340)                       13,540,252
                                                                        --------------
               RIGHTS AND WARRANTS -- 0.1%
               CONSUMER DISCRETIONARY -- 0.1%
          403  Expedia Inc Warrants, Expires 2/04/09*                            8,511
                                                                        --------------

              See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               HEALTH CARE -- 0.0%
        2,800  Endo Pharmaceutical Warrants, Expires 12/31/02*                     364
                                                                        --------------

               TOTAL RIGHTS AND WARRANTS (COST $16,346)                          8,875
                                                                        --------------
               SHORT-TERM INVESTMENTS -- 15.9%
               CASH EQUIVALENTS -- 11.9%
      668,443  Dreyfus Money Market Fund(a)                                    668,443
$     607,845  Harris Trust & Savings Bank Eurodollar Time Deposit,
                 1.80%, due 9/18/02(a)                                         607,845
      395,099  Merrimac Money Market Fund(a)                                   395,099
                                                                        --------------
                                                                             1,671,387
                                                                        --------------
               U.S. GOVERNMENT -- 0.7%
$     100,000  U.S. Treasury Bill, 1.64%, due 9/5/02(b)                         99,977
                                                                        --------------
               REPURCHASE AGREEMENT -- 3.3%
$     464,099  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/30/02, due 9/3/02, with a maturity value of $464,143
               and an effective yield of 0.85% collateralized by a
               U.S. Treasury Bond with a rate 8.125%, maturity date of
               8/15/19 and market value, including interest of
               $478,703.                                                       464,099
                                                                        --------------

               TOTAL SHORT-TERM INVESTMENTS (COST $2,235,463)                2,235,463
                                                                        --------------
               TOTAL INVESTMENTS -- 112.1%
               (Cost $17,120,149)                                           15,784,590

               Other Assets and Liabilities (net) -- (12.1%)                (1,697,688)
                                                                        --------------
               TOTAL NET ASSETS -- 100.0%                               $   14,086,902
                                                                        ==============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

(a)  Represents investment of security lending collateral (Note 1).

(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

8             See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $1,592,623 (cost $17,120,149) (Note 1)                    $15,784,590
   Cash                                                               578
   Dividends and interest receivable                                5,490
   Receivable for expenses reimbursed by Manager (Note 2)           4,774
                                                              -----------

      Total assets                                             15,795,432
                                                              -----------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)            1,671,387
   Payable to affiliate for (Note 2):
      Management fee                                                3,886
      Shareholder service fee                                       1,767
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 3,350
   Accrued expenses                                                28,140
                                                              -----------

      Total liabilities                                         1,708,530
                                                              -----------
NET ASSETS                                                    $14,086,902
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $19,380,222
   Net investment loss                                             (6,574)
   Accumulated net realized loss                               (3,967,805)
   Net unrealized depreciation                                 (1,318,941)
                                                              -----------
                                                              $14,086,902
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $14,086,902
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                      998,454
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $     14.11
                                                              ===========

              See accompanying notes to the financial statements.              9

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $98)                $         26,575
   Interest (including securities lending income of $4,866)              6,059
                                                              ----------------
         Total income                                                   32,634
                                                              ----------------
EXPENSES:
   Management fee (Note 2)                                              26,829
   Audit fees                                                           16,376
   Custodian and transfer agent fees                                    10,672
   Registration fees                                                     1,380
   Legal fees                                                              185
   Trustees fees (Note 2)                                                  183
   Miscellaneous                                                           586
   Fees reimbursed by Manager (Note 2)                                 (29,198)
                                                              ----------------
                                                                        27,013

   Shareholder service fee (Note 2) - Class III                         12,195
                                                              ----------------
      Net expenses                                                      39,208
                                                              ----------------
         Net investment loss                                            (6,574)
                                                              ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                      295,712
      Closed futures contracts                                         (48,982)
                                                              ----------------

         Net realized gain                                             246,730
                                                              ----------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                   (2,435,558)
      Open futures contracts                                            29,461
                                                              ----------------

         Net unrealized loss                                        (2,406,097)
                                                              ----------------

      Net realized and unrealized loss                              (2,159,367)
                                                              ----------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $     (2,165,941)
                                                              ================

10            See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss)                            $    (6,574)       $    13,089
   Net realized gain (loss)                                    246,730         (4,129,648)
   Change in net unrealized appreciation (depreciation)     (2,406,097)         2,747,114
                                                           -----------        -----------

   Net decrease in net assets from operations               (2,165,941)        (1,369,445)
                                                           -----------        -----------

Distributions to shareholders from:
   Net investment income
      Class III                                                     --            (12,318)
                                                           -----------        -----------
      Total distributions from net investment income                --            (12,318)
                                                           -----------        -----------

   Net realized gains
      Class III                                                     --         (1,633,992)
                                                           -----------        -----------
      Total distributions from net realized gains                   --         (1,633,992)
                                                           -----------        -----------
                                                                    --         (1,646,310)
                                                           -----------        -----------
   Net share transactions: (Note 5)
      Class III                                               (796,397)           108,455
                                                           -----------        -----------
   Increase (decrease) in net assets resulting from net
    share transactions                                        (796,397)           108,455
                                                           -----------        -----------

      Total decrease in net assets                          (2,962,338)        (2,907,300)
NET ASSETS:
   Beginning of period                                      17,049,240         19,956,540
                                                           -----------        -----------
   End of period (including net investment loss of
    $6,574 and $0, respectively)                           $14,086,902        $17,049,240
                                                           ===========        ===========

              See accompanying notes to the financial statements.             11

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                    SIX MONTHS ENDED                          YEAR ENDED FEBRUARY 28/29,
                                    AUGUST 31, 2002   ---------------------------------------------------------------------------
                                      (UNAUDITED)        2002          2001++          2000++          1999++          1998++
                                    ----------------  -----------  --------------  --------------  --------------  --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                $ 16.48         $ 19.08       $ 168.70        $ 108.80        $ 122.80        $  98.20
                                        -------         -------       --------        --------        --------        --------

Income from investment operations:
   Net investment income (loss)           (0.01)+          0.01+         (0.04)           0.10            0.30            0.50
   Net realized and unrealized
     gain (loss)                          (2.36)          (1.12)        (37.26)          70.20           (9.80)          34.30
                                        -------         -------       --------        --------        --------        --------

      Total from investment
         operations                       (2.37)          (1.11)        (37.30)          70.30           (9.50)          34.80
                                        -------         -------       --------        --------        --------        --------

Less distributions to
  shareholders:
   From net investment income                --              --             --           (0.30)          (0.20)          (0.70)
   From net realized gains                   --           (1.49)       (112.32)         (10.10)          (4.30)          (9.50)
                                        -------         -------       --------        --------        --------        --------

      Total distributions                    --           (1.49)       (112.32)         (10.40)          (4.50)         (10.20)
                                        -------         -------       --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD          $ 14.11         $ 16.48       $  19.08        $ 168.70        $ 108.80        $ 122.80
                                        =======         =======       ========        ========        ========        ========
TOTAL RETURN(a)                          (14.38)%*        (6.36)%       (33.14)%         67.27%          (8.20)%         36.66%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (000's)                            $14,087         $17,049       $ 19,957        $137,290        $129,983        $399,613
   Net expenses to average daily
     net assets                            0.48%**         0.48%          0.48%           0.48%           0.48%           0.48%
   Net investment income to
     average daily net assets             (0.08)%**        0.07%         (0.09)%          0.09%           0.21%           0.47%
   Portfolio turnover rate                   57%            118%           147%            122%            113%            132%
   Fees and expenses reimbursed by
     the Manager to average daily
     net assets:                           0.36%**         0.33%          0.19%           0.11%           0.23%           0.24%
   Purchase and redemption fees
     consisted of the following
     per share amounts:(b)              $  0.01         $  0.02       $   0.87             N/A             N/A             N/A

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
(b) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.
+    Calculated using average shares outstanding throughout the period.
++ Amounts were adjusted to reflect a 1:10 reverse stock split effective December 11, 2000.
*    Not annualized.
**   Annualized.

12            See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Small Cap Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term growth of capital. The Fund's benchmark is the Russell 2500 Growth Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2002.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund loaned securities having a market value of $1,592,623 collateralized by cash in the amount of $1,671,387, which was invested in short-term instruments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2002, there were no open swap agreements.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $3,602,582 expiring in 2010. The Fund elected to defer to March 1, 2002 post-October losses of $557,147.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase fee is offset by a corresponding cash redemption occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is substantially underweighted/overweighted in cash so that a purchase or redemption will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2002, the Fund received $2,507 in purchase premiums and $6,521 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002 was $183. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $8,792,905 and $9,171,584, respectively.

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $17,120,149       $1,344,732       $(2,680,277)     $(1,335,545)

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2002, 62.2% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          Six Months Ended
                                                          August 31, 2002          Year Ended
                                                            (Unaudited)         February 28, 2002
                                                        --------------------  ---------------------
                                                        Shares     Amount      Shares     Amount
         Class III:                                     -------  -----------  --------  -----------
         Shares sold                                     36,898  $   501,304    99,465  $ 1,677,783
         Shares issued to shareholders
           in reinvestment of distributions                  --           --    92,295    1,644,603
         Shares repurchased                             (72,990)  (1,297,701) (203,137)  (3,213,931)
                                                        -------  -----------  --------  -----------
         Net increase (decrease)                        (36,092) $  (796,397)  (11,377) $   108,455
                                                        =======  ===========  ========  ===========

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      FINANCIAL FUTURES

         Number of                                                           Contract   Net Unrealized
         Contracts                  Type                   Expiration Date     Value     Appreciation
         ---------  ------------------------------------  -----------------  ---------  --------------

           Buys
            2       Russell 2000                          September 2002     $391,050      $16,618
                                                                                           =======

      At August 31, 2002, the Fund had sufficient cash and/or securities to cover margin requirements of the relevant broker or exchange.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               COMMON STOCKS -- 96.9%
               AUTO & TRANSPORTATION -- 1.8%
        5,800  ArvinMeritor Inc                                               135,662
       15,800  FedEx Corp                                                     748,130
       10,100  Harley Davidson Inc                                            497,223
        1,900  Hunt (JB) Transportation Services Inc*                          45,049
        5,200  Navistar International Corp                                    130,000
        2,300  SPX Corp*                                                      249,780
        4,700  Tidewater Inc                                                  133,950
                                                                        -------------
                                                                            1,939,794
                                                                        -------------
               CONSUMER DISCRETIONARY -- 15.9%
        2,466  99 Cents Only Stores*                                           59,554
        6,700  Activision Inc*                                                186,729
        8,500  Amazon.com Inc*                                                126,990
        3,800  AnnTaylor Stores Corp*                                         101,460
        2,700  Apollo Group Inc*                                              112,941
        6,600  Autozone Inc*                                                  477,510
        4,400  Bed, Bath & Beyond Inc*                                        141,064
       12,550  Best Buy Co Inc*                                               266,060
        9,800  Big Lots Inc*                                                  165,130
        8,100  Blockbuster Inc                                                184,275
        1,700  Career Education Corp*                                          75,803
        7,800  Catalina Marketing Corp*                                       245,154
        2,900  CBRL Group Inc                                                  74,472
        7,100  CDW Computer Centers Inc*                                      304,732
       47,000  Cendant Corp*                                                  672,570
       19,500  Chicos FAS Inc*                                                342,030
       17,500  Circuit City Stores Inc                                        243,950
        6,300  Clear Channel Communications Inc*                              215,334
        9,200  Clorox Co                                                      396,152
       12,000  Coach Inc*                                                     295,560
        4,800  Constellation Brands Inc, Class A*                             136,368
        8,200  Cox Radio Inc*                                                 196,636
        2,850  Darden Restaurants Inc                                          73,046
       12,900  Dollar Tree Stores Inc*                                        317,469
        2,200  Electronic Arts Inc*                                           139,172
        2,500  Estee Lauder Cos Inc                                            74,875
        2,200  Fisher Scientific International Inc*                            63,272
        1,500  Fortune Brands Inc                                              78,705

              See accompanying notes to the financial statements.              1

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
       20,100  Fox Entertainment Group Inc, Class A*                          448,833
        8,400  G TECH Holdings Corp*                                          160,860
        6,200  Gillette Co                                                    195,486
        1,700  Harman International Industries                                 87,431
        4,700  Harrahs Entertainment Inc*                                     223,438
       20,200  Hilton Hotels Corp                                             232,502
       14,000  Home Depot Inc                                                 461,020
        4,100  International Flavors & Fragrances Inc                         132,225
       10,900  Interpublic Group Inc                                          198,707
       12,200  Jones Apparel Group Inc*                                       440,298
        2,700  Kimberly-Clark Corp                                            161,568
       12,600  Kohls Corp*                                                    878,472
        2,200  Krispy Kreme Doughnuts Inc*                                     78,100
       32,480  Limited Brands Inc                                             496,619
        4,000  Linens N Things Inc*                                            86,280
        3,800  Maytag Corp                                                    124,032
        5,400  MGM Grand Inc*                                                 191,646
        4,700  Michaels Stores Inc*                                           218,503
        5,900  Mohawk Industries Inc*                                         292,050
        7,700  Newell Rubbermaid Inc                                          266,420
        8,400  Oakley Inc*                                                    110,040
       22,500  Office Depot Inc*                                              290,700
        9,500  Outback Steakhouse Inc*                                        278,920
        8,400  Pier 1 Imports Inc                                             150,360
        2,200  Procurenet*(a)                                                       0
        9,900  RadioShack Corp                                                215,721
        7,500  Robert Half International Inc*                                 129,900
        3,400  Ross Stores Inc                                                122,774
       36,900  Service Corp International*                                    137,268
       15,700  Staples Inc*                                                   218,230
       10,000  Starbucks Corp*                                                201,000
        5,200  Starwood Hotels and Resorts Worldwide Inc                      134,056
       13,600  Target Corp                                                    465,120
        2,400  The Cheesecake Factory Inc*                                     68,376
       20,400  The Gap Inc                                                    239,292
        3,100  Tiffany & Co                                                    76,880
        3,100  Timberland Co*                                                 116,839
        3,700  Tribune Co                                                     154,327
       46,600  Wal Mart Stores Inc                                          2,492,168
       13,500  Williams-Sonoma Inc*                                           310,500

2             See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
        5,400  Yum! Brands Inc*                                               163,782
                                                                        -------------
                                                                           17,217,756
                                                                        -------------
               CONSUMER STAPLES -- 13.2%
       15,800  Anheuser Busch Cos Inc                                         839,928
       41,600  Coca Cola Co                                                 2,121,600
       15,700  Coca Cola Enterprises Inc                                      317,297
        4,200  Dean Foods Co*                                                 158,970
        7,000  Dole Food Co                                                   190,400
        1,500  Dreyers Grand Ice Cream Inc                                    102,750
        4,000  Hormel Foods Corp                                               91,320
          932  JM Smucker Co                                                   33,878
        8,500  Pepsico Inc                                                    336,175
       82,084  Philip Morris Cos Inc                                        4,104,200
       57,700  Procter and Gamble Co                                        5,115,105
       20,326  Safeway Inc*                                                   524,817
       15,600  The Dial Corp                                                  315,276
        1,600  Walgreen Co                                                     55,600
                                                                        -------------
                                                                           14,307,316
                                                                        -------------
               FINANCIAL SERVICES -- 7.5%
        4,500  AFLAC Corp                                                     137,745
       51,000  American Express Co                                          1,839,060
        4,800  Automatic Data Processing Inc                                  181,296
        1,600  Bank of America Corp                                           112,128
        2,600  Bank of Hawaii Corp                                             75,088
        1,100  Brown & Brown Inc                                               32,175
        9,300  Capital One Financial Corp                                     331,731
        2,800  Cigna Corp                                                     238,336
        2,100  Commerce Bancorp Inc                                            99,561
        6,300  Deluxe Corp                                                    286,398
       15,400  Equifax Inc                                                    358,512
        2,900  Fidelity National Financial Inc                                 86,855
        1,500  Fifth Third Bancorp                                            100,770
       11,900  First Data Corp                                                413,525
        4,800  Global Payments Inc                                            133,728
        3,700  Greater Bay Bancorp                                             93,240
       11,100  H&R Block Inc                                                  542,790
        8,800  Household International Inc                                    317,768

              See accompanying notes to the financial statements.              3

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        2,800  Investors Financial Services Corp                               84,168
        6,400  MBNA Corp                                                      129,280
        6,800  Moody's Corp                                                   328,576
        6,300  National Processing Inc*                                       128,961
        3,500  North Fork Bancorp                                             146,895
        3,500  Progressive Corp                                               188,125
       34,900  Providian Financial Corp*                                      198,232
        1,700  Prudential Financial Inc.*                                      51,340
        6,700  Silicon Valley Bancshares*                                     151,822
       16,900  Stilwell Financial Inc                                         235,586
        3,100  Total System Services Inc                                       52,700
        1,900  UnionBanCal Corp                                                85,500
       19,000  Wells Fargo & Co                                               991,610
                                                                        -------------
                                                                            8,153,501
                                                                        -------------
               HEALTH CARE -- 19.2%
        7,700  Abbott Laboratories                                            308,231
        2,800  Accredo Health Inc*                                            143,444
       13,500  Aetna Inc                                                      575,235
        1,800  AmerisourceBergen Corp                                         130,518
       20,800  Boston Scientific Corp*                                        606,320
       67,200  Bristol Myers Squibb Co                                      1,676,640
        9,800  Caremark Rx Inc*                                               158,760
        4,200  Charles River Laboratories International Inc*                  166,110
        3,600  Express Scripts Inc, Class A*                                  172,800
        2,900  Forest Laboratories Inc*                                       211,700
        5,900  Genentech Inc*                                                 193,461
        5,100  Gilead Sciences Inc*                                           163,608
       16,600  Guidant Corp*                                                  610,880
        4,800  HCA - The Healthcare Company                                   223,440
        2,200  Health Management Associates Inc*                               42,350
       27,764  Johnson & Johnson                                            1,507,863
        1,500  Medimmune Inc*                                                  38,505
      103,400  Merck & Co Inc                                               5,223,768
        2,900  Mid Atlantic Medical Services Inc*                             104,719
        7,300  Oxford Health Plans Inc*                                       296,015
      123,636  Pfizer Inc                                                   4,089,879
        2,500  Quest Diagnostics Inc*                                         140,125
       90,700  Schering Plough Corp                                         2,093,356
        5,600  St Jude Medical Inc*                                           208,376

4             See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               HEALTH CARE -- CONTINUED
          700  Stericycle Inc*                                                 21,728
        6,000  Tenet Healthcare Corp*                                         283,020
        1,500  Triad Hospitals Inc*                                            54,765
        8,100  UnitedHealth Group Inc                                         715,635
        1,700  Varian Medical Systems Inc*                                     72,301
        7,400  Wellpoint Health Network Inc*                                  550,338
                                                                        -------------
                                                                           20,783,890
                                                                        -------------
               INTEGRATED OILS -- 0.1%
          700  Murphy Oil Corp                                                 59,955
                                                                        -------------
               MATERIALS & PROCESSING -- 2.5%
        4,000  3 M Co                                                         499,800
        2,800  AptarGroup Inc                                                  89,880
        2,700  Avery Dennison Corp                                            170,424
        6,600  Ball Corp                                                      328,746
          300  Bemis Co                                                        15,894
        3,600  Harsco Corp                                                    109,260
        4,300  IMC Global Inc                                                  56,932
        3,500  Kinder Morgan Energy Partners                                  113,960
        1,400  Lafarge Corp                                                    47,614
       16,000  Lowes Cos Inc                                                  662,080
        3,500  Lubrizol Corp                                                  109,200
        9,400  RPM Inc                                                        143,632
       14,200  Sealed Air Corp*                                               219,958
        3,500  Valspar Corp                                                   141,890
                                                                        -------------
                                                                            2,709,270
                                                                        -------------
               OTHER -- 1.3%
       27,100  General Electric Co                                            817,065
       15,700  Honeywell International Inc                                    470,215
        3,200  Westwood One Inc*                                              111,776
                                                                        -------------
                                                                            1,399,056
                                                                        -------------
               OTHER ENERGY -- 1.3%
        5,800  Apache Corp                                                    319,348
        5,000  BJ Services Co*                                                152,500
        8,100  Enron Corp(b)*                                                   1,823
        8,000  Ensco International Inc                                        213,360

              See accompanying notes to the financial statements.              5

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               OTHER ENERGY -- CONTINUED
        4,100  Nabors Industries Ltd.*                                        135,382
        5,200  Patterson-UTI Energy Inc*                                      129,896
       11,300  Schlumberger Ltd                                               488,273
                                                                        -------------
                                                                            1,440,582
                                                                        -------------
               PRODUCER DURABLES -- 3.8%
        7,300  Agco Corp*                                                     139,576
        2,400  Applied Materials Inc*                                          32,064
        4,900  Boeing Co                                                      181,643
        2,500  Danaher Corp                                                   150,375
       13,400  Horton (DR) Inc                                                278,184
        3,400  KB HOME                                                        163,030
        1,800  Kennametal Inc                                                  62,550
        4,700  L-3 Communications Holdings Inc*                               239,183
       11,400  Lockheed Martin Corp                                           721,848
        3,000  Mettler-Toledo International Inc*                               88,680
        2,100  Northrop Grumman Corp                                          257,880
          600  NVR Inc*                                                       177,900
        2,800  Pentair Inc                                                    121,632
        8,800  Pitney Bowes Inc                                               319,000
        4,800  Ryland Group Inc                                               204,720
        6,000  Toll Brothers Inc*                                             150,000
        8,900  United Technologies Corp                                       528,571
       43,900  Xerox Corp*                                                    307,739
                                                                        -------------
                                                                            4,124,575
                                                                        -------------
               TECHNOLOGY -- 22.4%
       15,600  Adaptec Inc*                                                    95,628
        8,100  Adobe Systems Inc                                              162,810
       20,300  Agilent Technologies Inc*                                      272,629
        9,300  Analog Devices Inc*                                            224,130
        4,500  Apple Computer Inc*                                             66,375
        5,500  Applera Corp-Applied Biosystems Group                          108,955
       45,400  AT & T Wireless Services Inc*                                  224,276
       26,900  BMC Software Inc*                                              373,910
       11,300  Brocade Communications Systems Inc*                            163,511
      353,500  Cisco Systems Inc*                                           4,885,370
       14,200  Computer Associates International Inc                          159,040
       13,800  Computer Sciences Corp*                                        508,254

6             See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
       10,800  Compuware Corp*                                                 39,204
       64,100  Corning Inc*                                                   128,200
        9,000  Cymer Inc*                                                     217,800
       70,200  Dell Computer Corp*                                          1,868,724
       24,100  EMC Corp*                                                      162,916
        6,600  Emulex Corp*                                                   111,408
       10,100  Fairchild Semiconductor Corp, Class A*                         121,907
       14,800  Fiserv Inc*                                                    544,788
       59,500  Gateway Inc*                                                   208,250
       32,100  Ingram Micro Inc*                                              438,165
      260,108  Intel Corp                                                   4,336,000
        7,600  Intuit Inc*                                                    339,188
       15,000  J.D. Edwards & Co*                                             195,750
        7,600  Keane Inc*                                                      61,560
       10,700  Maxim Integrated Products Inc*                                 338,227
        9,100  Microchip Technology Inc*                                      191,555
       20,700  Microsoft Corp*                                              1,015,956
       26,900  Motorola Inc                                                   322,800
       30,500  Network Appliance Inc*                                         290,970
      259,000  Oracle Corp*                                                 2,483,810
        9,200  Perot Systems Corp*                                            109,020
       17,500  PMC-Sierra Inc*                                                122,675
       13,400  Raytheon Co                                                    469,000
        6,700  Reynolds & Reynolds Inc, Class A                               166,495
        2,400  Rockwell International Corp                                     44,208
       39,500  Siebel Systems Inc*                                            334,565
        9,300  Storage Technology Corp*                                       126,945
       13,700  Symantec Co*                                                   391,820
       53,500  Tellabs Inc*                                                   302,275
       15,200  Texas Instruments Inc                                          299,440
       25,100  Xilinx Inc*                                                    484,932
       70,300  Yahoo! Inc*                                                    723,387
                                                                        -------------
                                                                           24,236,828
                                                                        -------------
               U.S. GOVERNMENT AGENCY -- 5.8%
       57,500  Fannie Mae                                                   4,357,350
       30,900  Freddie Mac                                                  1,980,690
                                                                        -------------
                                                                            6,338,040
                                                                        -------------

              See accompanying notes to the financial statements.              7

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               UTILITIES -- 2.1%
       18,700  AT & T Corp                                                    228,514
        9,000  Bellsouth Corp                                                 209,880
       24,600  Edison International*                                          294,708
       29,300  PG & E Corp*                                                   332,555
       39,700  SBC Communications Inc                                         982,178
        7,100  Verizon Communications Inc                                     220,100
                                                                        -------------
                                                                            2,267,935
                                                                        -------------

               TOTAL COMMON STOCKS (COST $124,653,392)                    104,978,498
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 8.5%
               CASH EQUIVALENTS -- 4.2%
    1,821,585  Dreyfus Money Market Fund(c)                                 1,821,585
$   1,656,452  Harris Trust & Savings Bank Eurodollar Time Deposit,
                 1.80%, due 9/18/02(c)                                      1,656,452
    1,076,694  Merrimac Money Market Fund(c)                                1,076,694
                                                                        -------------
                                                                            4,554,731
                                                                        -------------
               U.S. GOVERNMENT -- 0.6%
$     615,000  U.S. Treasury Bill, 1.64%, due 9/5/02(d)                       614,855
                                                                        -------------
               REPURCHASE AGREEMENTS -- 3.7%
$   4,033,348  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/30/02, due 9/3/02, with a maturity value of
               $4,033,729, and an effective yield of 0.85%,
               collateralized by a U.S. Treasury Bond with a rate of
               8.13%, maturity date of 8/15/19, and a market value,
               including accrued interest of $4,116,850.                    4,033,348
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $9,202,934)               9,202,934
                                                                        -------------
               TOTAL INVESTMENTS -- 105.4%
               (Cost $133,856,326)                                        114,181,432

               Other Assets and Liabilities (net) -- (5.4%)                (5,850,222)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $ 108,331,210
                                                                        =============

8             See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

NOTES TO THE SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(b)  Bankrupt issuer.

(c)  Represents investment of security lending collateral (Note 1).

(d) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

              See accompanying notes to the financial statements.              9

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $4,333,864 (cost $133,856,326) (Note 1)                   $114,181,432
   Cash                                                                427
   Receivable for investments sold                               2,762,440
   Dividends and interest receivable                                63,630
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                  3,190
   Receivable for expenses reimbursed by Manager (Note 2)            9,424
                                                              ------------
      Total assets                                             117,020,543
                                                              ------------

LIABILITIES:
   Payable for investments purchased                             4,063,534
   Payable upon return of securities loaned (Note 1)             4,554,731
   Payable to affiliate for (Note 2):
      Management fee                                                29,933
      Shareholder service fee                                       13,606
   Accrued expenses                                                 27,529
                                                              ------------
      Total liabilities                                          8,689,333
                                                              ------------
NET ASSETS                                                    $108,331,210
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $166,399,973
   Accumulated undistributed net investment income                  80,571
   Accumulated net realized loss                               (38,463,056)
   Net unrealized depreciation                                 (19,686,278)
                                                              ------------
                                                              $108,331,210
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $108,331,210
                                                              ============

SHARES OUTSTANDING:
   Class III                                                     7,143,961
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      15.16
                                                              ============

10            See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                  $    529,924
   Interest (including securities lending income of $9,727)         25,577
                                                              ------------
      Total income                                                 555,501
                                                              ------------
EXPENSES:
   Management fee (Note 2)                                         181,315
   Custodian and transfer agent fees                                20,516
   Audit fees                                                       17,848
   Registration fees                                                 6,256
   Legal fees                                                        2,528
   Trustees fees (Note 2)                                            1,247
   Miscellaneous                                                     1,393
   Fees reimbursed by Manager (Note 2)                             (48,497)
                                                              ------------
                                                                   182,606
   Shareholder service fee (Note 2) - Class III                     82,416
                                                              ------------
      Net expenses                                                 265,022
                                                              ------------
            Net investment income                                  290,479
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized loss on:
      Investments                                               (5,089,818)
      Closed futures contracts                                    (753,034)
                                                              ------------

         Net realized loss                                      (5,842,852)
                                                              ------------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                              (13,416,238)
      Open futures contracts                                         7,278
                                                              ------------

         Net unrealized loss                                   (13,408,960)
                                                              ------------

      Net realized and unrealized loss                         (19,251,812)
                                                              ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(18,961,333)
                                                              ============

              See accompanying notes to the financial statements.             11

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    290,479      $    611,554
   Net realized loss                                         (5,842,852)      (28,648,788)
   Change in net unrealized appreciation (depreciation)     (13,408,960)       11,637,650
                                                           ------------      ------------
   Net decrease in net assets from operations               (18,961,333)      (16,399,584)
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                                (306,245)         (515,217)
                                                           ------------      ------------
      Total distributions from net investment income           (306,245)         (515,217)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                              11,292,923        18,232,801
                                                           ------------      ------------
   Increase in net assets resulting from net share
    transactions                                             11,292,923        18,232,801
                                                           ------------      ------------
      Total increase (decrease) in net assets                (7,974,655)        1,318,000
NET ASSETS:
   Beginning of period                                      116,305,865       114,987,865
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $80,571 and $96,337,
    respectively)                                          $108,331,210      $116,305,865
                                                           ============      ============

12            See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   -------------------------------------------------------
                                            (UNAUDITED)        2002        2001*      2000*      1999*      1998*
                                          ----------------  -----------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  18.23       $  21.19    $  54.45   $  45.54   $  48.18   $  56.98
                                              --------       --------    --------   --------   --------   --------

Income from
  investment operations:
   Net investment income                          0.05           0.10        0.14       0.22       0.33       0.44
   Net realized and unrealized gain
     (loss)                                      (3.07)         (2.97)     (10.78)     18.84       9.79      15.51
                                              --------       --------    --------   --------   --------   --------

      Total from
        investment operations                    (3.02)         (2.87)     (10.64)     19.06      10.12      15.95
                                              --------       --------    --------   --------   --------   --------

Less distributions to shareholders:
   From net investment income                    (0.05)         (0.09)      (0.15)     (0.26)     (0.33)     (0.66)
   From net realized gains                          --             --      (22.47)     (9.89)    (12.43)    (24.09)
                                              --------       --------    --------   --------   --------   --------

      Total distributions                        (0.05)         (0.09)     (22.62)    (10.15)    (12.76)    (24.75)
                                              --------       --------    --------   --------   --------   --------
NET ASSET VALUE, END
 OF PERIOD                                    $  15.16       $  18.23    $  21.19   $  54.45   $  45.54   $  48.18
                                              ========       ========    ========   ========   ========   ========
TOTAL RETURN(a)                                 (16.60)%+      (13.57)%    (25.76)%    45.24%     22.90%     36.37%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of
     period (000's)                           $108,331       $116,306    $114,988   $204,662   $158,084   $202,923
   Net expenses to average daily net
     assets                                       0.48%**        0.48%       0.48%      0.48%      0.48%      0.48%
   Net investment income to average
     daily net assets                             0.53%**        0.54%       0.27%      0.50%      0.64%      0.79%
   Portfolio turnover rate                          45%           101%        111%        48%        50%        60%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.09%**        0.07%       0.07%      0.06%      0.23%      0.23%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
* Amounts were restated to reflect a 1:11 reverse stock split effective March 16, 2001.
**   Annualized.
+    Not annualized.

              See accompanying notes to the financial statements.             13

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term growth of capital. The Fund's benchmark is the Russell 1000 Growth Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2002.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund loaned securities having a market value of $4,333,864 collateralized by cash in the amount of $4,554,731 which was invested in short-term instruments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2002, the Fund held no open swap agreements.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $29,677,991 expiring in 2010. The Fund elected to defer to March 1, 2002 post-October losses of $2,111,160.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002 was $1,247. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $59,733,764 and $47,166,400, respectively.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $133,856,326      $3,964,260       $(23,639,067)    $(19,674,807)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 91.3% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           Six Months Ended
                                                           August 31, 2002            Year Ended
                                                             (Unaudited)          February 28, 2002*
                                                        ----------------------  ----------------------
                                                         Shares      Amount      Shares      Amount
         Class III:                                     ---------  -----------  ---------  -----------
         Shares sold                                    1,275,481  $19,352,302  1,047,429  $20,120,460
         Shares issued to shareholders
           in reinvestment of distributions                17,375      298,111     27,067      501,089
         Shares repurchased                              (527,539)  (8,357,490)  (122,608)  (2,388,748)
                                                        ---------  -----------  ---------  -----------
         Net increase                                     765,317  $11,292,923    951,888  $18,232,801
                                                        =========  ===========  =========  ===========

 * Share amounts were restated to reflect a 1:11 reverse stock split effective March 16, 2001.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      FUTURES CONTRACTS

         Number of                                                     Contract    Net Unrealized
         Contracts              Type                Expiration Date      Value      Depreciation
         ---------  -----------------------------  -----------------  -----------  --------------

           Buys
               11   S&P 500                        September 2002     $2,519,275      $(11,384)
                                                                                      ========

      At August 31, 2002, the Fund had sufficient cash and/or securities to cover margin requirements of the relevant broker or exchange.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 0.1%
               TECHNOLOGY -- 0.1%
        1,181  Ascential Software Corp*                                        2,587
                                                                        ------------

               TOTAL COMMON STOCKS (COST $0)                                   2,587
                                                                        ------------
               MUTUAL FUNDS -- 99.9%
       85,638  GMO Real Estate Fund, Class III                               971,985
      102,852  GMO Small Cap Value Fund, Class III                         1,311,365
      247,132  GMO U.S. Core Fund, Class III                               2,673,967
                                                                        ------------
               TOTAL MUTUAL FUNDS (COST $5,936,740)                        4,957,317
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 0.2%
               REPURCHASE AGREEMENTS -- 0.2%
$      10,354  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/30/02, due 9/3/02, with a maturity value of $10,355
               and an effective yield of 0.85%, collateralized by a
               U.S. Treasury Bond with a rate of 8.13%, maturity date
               of 8/15/19 and market value, including accrued interest
               of $13,677.                                                    10,354
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $10,354)                    10,354
                                                                        ------------
               TOTAL INVESTMENTS -- 100.2%
               (Cost $5,947,094)                                           4,970,258

               Other Assets and Liabilities (net) -- (0.2%)                   (9,927)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $  4,960,331
                                                                        ============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

              See accompanying notes to the financial statements.              1

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $5,947,094) (Note 1)           $4,970,258
   Receivable for expenses reimbursed by Manager (Note 2)          4,202
                                                              ----------

      Total assets                                             4,974,460
                                                              ----------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                               1,376
      Shareholder service fee                                        625
   Accrued expenses                                               12,128
                                                              ----------

      Total liabilities                                           14,129
                                                              ----------
NET ASSETS                                                    $4,960,331
                                                              ==========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $5,965,032
   Accumulated undistributed net investment income                58,964
   Accumulated net realized loss                                 (86,829)
   Net unrealized depreciation                                  (976,836)
                                                              ----------
                                                              $4,960,331
                                                              ==========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $4,960,331
                                                              ==========

SHARES OUTSTANDING:
   Class III                                                   1,010,603
                                                              ==========

NET ASSET VALUE PER SHARE:
   Class III                                                  $     4.91
                                                              ==========

2             See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $  59,268
   Interest                                                         326
                                                              ---------

      Total income                                               59,594
                                                              ---------
EXPENSES:
   Management fee (Note 2)                                        8,081
   Audit fees                                                     8,924
   Registration fees                                              1,564
   Custodian and transfer agent fees                                920
   Trustees fees (Note 2)                                            10
   Miscellaneous                                                    460
   Fees reimbursed by Manager (Note 2)                          (11,868)
                                                              ---------
                                                                  8,091
   Indirectly incurred fees reimbursed by Manager (Note 2)       (8,036)
                                                              ---------
                                                                     55
                                                              ---------

   Shareholder service fee (Note 2) - Class III                   3,673
   Shareholder service fee waived (Note 2) - Class III           (3,627)
                                                              ---------
                                                                     46
                                                              ---------
      Net expenses                                                  101
                                                              ---------

         Net investment income                                   59,493
                                                              ---------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                                31,225
      Realized gains distributions from investment company
      shares                                                     51,927
                                                              ---------

         Net realized gain                                       83,152
                                                              ---------

   Change in net unrealized appreciation (depreciation) on
    investments                                                (952,365)
                                                              ---------

      Net realized and unrealized loss                         (869,213)
                                                              ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(809,720)
                                                              =========

              See accompanying notes to the financial statements.              3

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                    $   59,493         $  5,225
   Net realized gain                                            83,152           18,064
   Change in net unrealized appreciation (depreciation)       (952,365)           1,196
                                                            ----------         --------

   Net increase (decrease) in net assets from
    operations                                                (809,720)          24,485
                                                            ----------         --------

Distributions to shareholders from:
   Net investment income
      Class III                                                 (6,056)          (7,677)
                                                            ----------         --------
      Total distributions from net investment income            (6,056)          (7,677)
                                                            ----------         --------
   Net share transactions: (Note 5)
      Class III                                              5,506,057               --
                                                            ----------         --------
   Increase in net assets resulting from net share
    transactions                                             5,506,057               --
                                                            ----------         --------

      Total increase in net assets                           4,690,281           16,808
NET ASSETS:
   Beginning of period                                         270,050          253,242
                                                            ----------         --------
   End of period (including accumulated undistributed
    net investment income of $58,964 and $5,527,
    respectively)                                           $4,960,331         $270,050
                                                            ==========         ========

4             See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ------------------------------------------------------------
                                            (UNAUDITED)        2002        2001        2000        1999         1998
                                          ----------------  ----------  ----------  ----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 5.45         $ 5.11      $ 4.84      $ 4.63      $  8.53      $ 13.03
                                               ------         ------      ------      ------      -------      -------

Income from investment operations:
   Net investment income(a)+                     0.07           0.11        0.14        0.09         0.10         0.29
   Net realized and unrealized gain
     (loss)                                     (0.60)          0.39        0.35        0.54         0.27         2.61
                                               ------         ------      ------      ------      -------      -------

      Total from investment operations          (0.53)          0.50        0.49        0.63         0.37         2.90
                                               ------         ------      ------      ------      -------      -------

Less distributions to shareholders:
   From net investment income                   (0.01)         (0.16)      (0.17)++    (0.23)       (0.25)       (0.41)
   From net realized gains                         --             --       (0.05)      (0.19)       (4.02)       (6.99)
                                               ------         ------      ------      ------      -------      -------

      Total distributions                       (0.01)         (0.16)      (0.22)      (0.42)       (4.27)       (7.40)
                                               ------         ------      ------      ------      -------      -------
NET ASSET VALUE, END OF PERIOD                 $ 4.91         $ 5.45      $ 5.11      $ 4.84      $  4.63      $  8.53
                                               ======         ======      ======      ======      =======      =======
TOTAL RETURN(b)                                 (9.80)%**       9.80%      10.14%      13.35%        3.13%       29.61%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)           $4,960         $  270      $  253      $1,602      $16,830      $70,823
   Net expenses to average daily net
     assets(c)                                   0.00%*(d)      0.00%(d)     0.00%      0.00%        0.00%        0.27%
   Net investment income to average
     daily net assets(a)                         2.43%*         1.99%       2.71%       1.85%        1.51%        2.53%
   Portfolio turnover rate                          7%             2%         35%         22%          16%         150%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.48%*         8.97%       3.05%       0.52%        0.57%        0.36%

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) On April 20, 1997, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
(d)  Net expenses were less than 0.01%.
+    Computed using average shares outstanding throughout the period.
++ The amount shown for a share outstanding does not correspond with the aggregated distributions for the year ended February 28, 2001 due to the timing of purchases and redemptions of Fund shares in relation to the declaration of distributions to shareholders.
*    Annualized.
**   Not annualized.

              See accompanying notes to the financial statements.              5

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO U.S. Sector Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than that of the S&P 500 Index through investment in common stocks, either directly or through investment in Class III shares of other Funds of the Trust. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $128,863 expiring in 2009.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date. Non cash dividends, if any, are recorded at the fair market value of the securities received. Interest income is recorded on an accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 2.)

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares. The Fund will invest in Class III shares of each underlying Fund being offered. Like the management fee (as described below), the shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds. For the six months ended August 31, 2002, the shareholder service fees incurred indirectly by the Fund were 0.15% of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) plus the amount of fees and expenses, excluding shareholder service fees, and fund expenses (as defined above) incurred indirectly by the Fund through investment in underlying Funds exceed the management fee. Because GMO will not reimburse expenses incurred indirectly to the extent they exceed .33%, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund through investment in underlying Funds may exceed .33% of the Fund's average daily net assets. For the six months ended August 31, 2002, operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund were 0.375% of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002 was $10. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $5,952,194 and $332,000, respectively.

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
           $5,947,094         $2,586          $(979,422)       $(976,836)

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2002, 95.1% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          Six Months Ended
                                                          August 31, 2002           Year Ended
                                                            (Unaudited)         February 28, 2002
                                                        --------------------  ----------------------
                                                        Shares     Amount      Shares      Amount
         Class III:                                     -------  -----------  ---------  -----------
         Shares sold                                    959,860  $ 5,500,001         --  $        --
         Shares issued to shareholders in reinvestment
           of distributions                               1,214        6,056         --           --
         Shares repurchased                                  --           --         --           --
                                                        -------  -----------  ---------  -----------
         Net increase                                   961,074  $ 5,506,057         --  $        --
                                                        =======  ===========  =========  ===========

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               COMMON STOCKS -- 99.0%
               AUTO & TRANSPORTATION -- 5.6%
      346,300  AMR Corp*                                                     3,528,797
      477,200  Burlington Northern Santa Fe Railroad Co                     13,724,272
      106,500  Carnival Corp                                                 2,606,055
      132,200  CSX Corp                                                      4,604,526
      277,400  Delta Air Lines Inc                                           4,873,918
       40,300  Eaton Corp                                                    2,850,822
      293,600  FedEx Corp                                                   13,901,960
    1,018,911  Ford Motor Co                                                11,992,582
      809,116  General Motors Corp                                          38,724,292
       96,100  Genuine Parts Co                                              3,195,325
      204,500  Goodyear Tire & Rubber Co                                     2,764,840
      134,600  Harley Davidson Inc                                           6,626,358
      281,000  Norfolk Southern Corp                                         5,881,330
       67,100  Paccar Inc                                                    2,369,301
       92,400  SPX Corp*                                                    10,034,640
      219,800  TRW Inc                                                      12,616,520
       43,700  Union Pacific Corp                                            2,646,035
                                                                        --------------
                                                                           142,941,573
                                                                        --------------
               CONSUMER DISCRETIONARY -- 12.0%
      249,600  Amazon.com Inc*                                               3,729,024
      252,200  Autonation Inc*                                               3,329,040
      186,200  Autozone Inc*                                                13,471,570
      233,150  Best Buy Co Inc*                                              4,942,780
       44,700  Black and Decker Corp                                         2,005,689
      173,100  CDW Computer Centers Inc*                                     7,429,452
      414,300  Circuit City Stores Inc                                       5,775,342
       73,900  Clear Channel Communications Inc*                             2,525,902
      203,900  Clorox Co                                                     8,779,934
      266,900  Dollar Tree Stores Inc*                                       6,568,409
      321,300  Eastman Kodak Co                                              9,812,502
      126,000  Estee Lauder Cos Inc                                          3,773,700
       49,900  Expedia Inc*                                                  2,516,956
      165,800  Federated Department Stores Inc*                              5,952,220
       86,400  Fortune Brands Inc                                            4,533,408
      340,400  Fox Entertainment Group Inc, Class A*                         7,601,132
      458,200  Gillette Co                                                  14,447,046
       92,200  Harrahs Entertainment Inc*                                    4,383,188

              See accompanying notes to the financial statements.              1

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
      549,900  Hilton Hotels Corp                                            6,329,349
      102,100  International Flavors & Fragrances Inc                        3,292,725
      165,800  Interpublic Group Inc                                         3,022,534
      221,300  Jones Apparel Group Inc*                                      7,986,717
      145,500  Kohls Corp*                                                  10,144,260
        9,300  Leggett & Platt Inc                                             215,295
      801,700  Liberty Media Corp, Class A*                                  6,702,212
      408,200  Limited Brands Inc                                            6,241,378
       85,600  Manpower Inc                                                  2,835,072
      271,000  May Department Stores Co                                      7,948,430
      165,100  MGM Grand Inc*                                                5,859,399
       54,200  Mohawk Industries Inc*                                        2,682,900
      125,200  Newell Rubbermaid Inc                                         4,331,920
      162,800  Nike Inc, Class B                                             7,029,704
      532,600  Office Depot Inc*                                             6,881,192
      167,700  Penney (JC) Co Inc                                            2,911,272
       66,300  R.R. Donnelley and Sons                                       1,748,994
      206,300  RadioShack Corp                                               4,495,277
       91,700  Robert Half International Inc*                                1,588,244
       74,600  Ross Stores Inc                                               2,693,806
      421,200  Sears Roebuck & Co                                           19,168,812
      601,600  Staples Inc*                                                  8,362,240
      326,000  Starbucks Corp*                                               6,552,600
       82,000  Target Corp                                                   2,804,400
      238,400  The Gap Inc                                                   2,796,432
      120,600  Tiffany & Co                                                  2,990,880
      135,400  Toys R Us Inc*                                                1,804,882
       60,800  VF Corp                                                       2,469,088
      241,800  Viacom Inc, Class A*                                          9,841,260
      207,900  Viacom Inc, Class B*                                          8,461,530
      626,600  Wal Mart Stores Inc                                          33,510,568
       41,200  Whirlpool Corp                                                2,278,772
                                                                        --------------
                                                                           307,559,438
                                                                        --------------
               CONSUMER STAPLES -- 11.2%
      225,652  Albertsons Inc                                                5,803,769
      224,900  Anheuser Busch Cos Inc                                       11,955,684
      139,200  Campbell Soup Co                                              3,222,480
    1,137,800  Coca Cola Co                                                 58,027,800
       57,200  Coca Cola Enterprises Inc                                     1,156,012

2             See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               CONSUMER STAPLES -- CONTINUED
      407,800  ConAgra Foods Inc                                            10,721,062
      106,400  Heinz (HJ) Co                                                 4,018,728
        8,370  JM Smucker Co                                                   304,249
      183,500  Kellogg Co                                                    5,901,360
      123,100  Pepsico Inc                                                   4,868,605
    1,504,000  Philip Morris Cos Inc                                        75,200,000
      778,600  Procter and Gamble Co                                        69,022,890
      641,300  Rite Aid Corp*                                                1,346,730
       89,100  RJ Reynolds Tobacco Holdings                                  5,242,644
      353,900  Safeway Inc*                                                  9,137,698
      292,600  Sara Lee Corp                                                 5,395,544
      118,900  Supervalu Inc                                                 2,469,553
      134,500  UST Inc                                                       4,668,495
      243,200  Walgreen Co                                                   8,451,200
                                                                        --------------
                                                                           286,914,503
                                                                        --------------
               FINANCIAL SERVICES -- 17.2%
      522,700  Allstate Corp                                                19,454,894
      858,500  American Express Co                                          30,957,510
      117,800  Amsouth Bancorp                                               2,646,966
      217,100  Automatic Data Processing Inc                                 8,199,867
      722,809  Bank of America Corp                                         50,654,455
      339,300  Bank One Corp                                                13,894,335
      155,179  Bear Stearns Cos Inc                                          9,920,593
       88,275  Charter One Financial Inc                                     2,974,867
      101,900  Cigna Corp                                                    8,673,728
       62,500  Citigroup Inc                                                 2,046,875
       91,500  CNA Financial Corp*                                           2,508,015
      102,600  Comerica Inc                                                  6,002,100
       70,800  Compass Bankshares Inc                                        2,378,172
      695,300  Conseco Inc*                                                     93,866
      141,900  Countrywide Credit Industries Inc                             7,448,331
       30,100  Dun & Bradstreet Corp*                                        1,062,229
      209,700  Equifax Inc                                                   4,881,816
      436,088  FleetBoston Financial Corp                                   10,522,803
      189,500  Franklin Resources Inc                                        6,632,500
       43,400  Greenpoint Financial Corp                                     2,213,400
       36,300  Hartford Financial Services Group Inc                         1,815,726
      320,600  Household International Inc                                  11,576,866
      134,900  Hudson City Bancorp Inc                                       2,498,348

              See accompanying notes to the financial statements.              3

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
      275,000  Huntington Bancshares Inc                                     5,552,250
      378,380  J.P. Morgan Chase & Co                                        9,989,232
      240,200  Key Corp                                                      6,444,566
       81,200  Lehman Brothers Holdings Inc                                  4,629,212
       69,800  Lincoln National Corp                                         2,586,090
      238,400  Loews Corp                                                   12,518,384
      101,600  Marsh & McLennan Cos Inc                                      4,942,840
      129,450  MBIA Inc                                                      5,949,522
      277,900  Merrill Lynch & Co Inc                                       10,065,538
      235,700  MGIC Investment Corp                                         14,191,497
      156,100  Moody's Corp                                                  7,542,752
      455,500  Morgan Stanley Dean Witter & Co                              19,458,960
      317,100  National City Corp                                            9,884,007
      201,300  PMI Group Inc                                                 6,824,070
       89,200  PNC Bank Corp                                                 4,111,228
       58,300  Progressive Corp                                              3,133,625
      318,700  Providian Financial Corp*                                     1,810,216
      158,400  Radian Group Inc                                              6,884,064
      142,500  Regions Financial Corp                                        5,090,100
       18,600  Southtrust Corp                                                 488,064
      279,900  Stilwell Financial Inc                                        3,901,806
       88,300  Suntrust Banks Inc                                            5,961,133
       69,300  T. Rowe Price Group Inc                                       1,960,497
      125,100  Torchmark Corp                                                4,672,485
       97,500  Union Planters Corp                                           3,028,350
      158,700  UnionBanCal Corp                                              7,141,500
      359,200  Unumprovident Corp                                            8,319,072
      532,500  Wachovia Corp                                                19,622,625
      337,050  Washington Mutual Inc                                        12,743,861
      436,900  Wells Fargo & Co                                             22,801,811
                                                                        --------------
                                                                           441,307,619
                                                                        --------------
               HEALTH CARE -- 12.1%
      391,700  Aetna Inc                                                    16,690,337
      357,400  Boston Scientific Corp*                                      10,418,210
      731,600  Bristol Myers Squibb Co                                      18,253,420
      104,200  Genentech Inc*                                                3,416,718
      183,600  Gilead Sciences Inc*                                          5,889,888
      332,600  Guidant Corp*                                                12,239,680
    1,006,978  Johnson & Johnson                                            54,688,975

4             See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               HEALTH CARE -- CONTINUED
      113,100  Lincare Holdings Inc*                                         3,624,855
      291,900  Medtronic Inc                                                12,020,442
    1,784,700  Merck & Co Inc                                               90,163,044
       50,500  Millipore Corp                                                1,782,145
      141,900  Oxford Health Plans Inc*                                      5,754,045
       44,800  Patterson Dental Co*                                          2,136,960
      868,500  Pfizer Inc                                                   28,729,980
    1,434,300  Schering Plough Corp                                         33,103,644
      165,300  Wellpoint Health Network Inc*                                12,293,361
                                                                        --------------
                                                                           311,205,704
                                                                        --------------
               INTEGRATED OILS -- 2.5%
       45,500  ChevronTexaco Corp                                            3,486,665
      711,600  Conoco Inc                                                   17,469,780
      257,810  Exxon Mobil Corp                                              9,139,365
      561,000  Marathon Oil Corp                                            13,884,750
      217,100  Occidental Petroleum Corp                                     6,447,870
      248,700  Phillips Petroleum Co                                        13,076,646
                                                                        --------------
                                                                            63,505,076
                                                                        --------------
               MATERIALS & PROCESSING -- 2.3%
       22,800  3 M Co                                                        2,848,860
      107,400  Ashland Inc                                                   3,078,084
       51,100  Avery Dennison Corp                                           3,225,432
       54,900  Cooper Industries Ltd                                         1,796,328
      324,800  Du Pont (E.I.) De Nemours                                    13,092,688
       54,300  Kinder Morgan Energy Partners                                 1,768,008
      106,300  Lowes Cos Inc                                                 4,398,694
      134,600  MeadWestvaco Corp                                             3,134,834
       47,900  Nucor Corp                                                    2,396,916
       95,600  PPG Industries Inc                                            5,379,412
      147,500  Praxair Inc                                                   8,264,425
      255,200  Sealed Air Corp*                                              3,953,048
      231,500  Sherwin Williams Co                                           6,250,500
                                                                        --------------
                                                                            59,587,229
                                                                        --------------
               OTHER -- 2.5%
      918,500  Honeywell International Inc                                  27,509,075
       88,400  Illinois Tool Works Inc                                       6,057,168

              See accompanying notes to the financial statements.              5

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               OTHER -- CONTINUED
      115,200  Ingersoll Rand Co                                             4,325,760
       96,200  ITT Industries Inc                                            6,539,676
      106,700  Johnson Controls Inc                                          9,207,143
      154,800  Textron Inc                                                   6,013,980
      139,500  Westwood One Inc*                                             4,872,735
                                                                        --------------
                                                                            64,525,537
                                                                        --------------
               OTHER ENERGY -- 0.5%
       33,500  Apache Corp                                                   1,844,510
       72,100  Devon Energy Corp                                             3,388,700
      183,300  Schlumberger Ltd                                              7,920,393
                                                                        --------------
                                                                            13,153,603
                                                                        --------------
               PRODUCER DURABLES -- 4.6%
      184,900  American Power Conversion Corp*                               2,313,099
      597,100  Applied Materials Inc*                                        7,977,256
      287,800  Boeing Co                                                    10,668,746
      129,800  Caterpillar Inc                                               5,664,472
      104,800  Danaher Corp                                                  6,303,720
       87,900  Deere (John) and Co                                           4,036,368
      114,700  Emerson Electric Co                                           5,595,066
       69,600  Grainger (WW) Inc                                             3,135,480
      102,700  Horton (DR) Inc                                               2,132,052
       89,900  Lexmark International Group Inc*                              4,243,280
      337,800  Lockheed Martin Corp                                         21,389,496
       87,400  Northrop Grumman Corp                                        10,732,720
       88,600  Parker-Hannifin Corp                                          3,593,616
      189,100  Pitney Bowes Inc                                              6,854,875
      114,500  Teradyne Inc*                                                 1,448,425
      292,300  Tyco International Ltd                                        4,586,187
      194,100  United Technologies Corp                                     11,527,599
      910,900  Xerox Corp*                                                   6,385,409
                                                                        --------------
                                                                           118,587,866
                                                                        --------------
               TECHNOLOGY -- 14.3%
      338,400  Adobe Systems Inc                                             6,801,840
      159,700  Analog Devices Inc*                                           3,848,770
      375,700  Apple Computer Inc*                                           5,541,575
      163,300  Applera Corp-Applied Biosystems Group                         3,234,973

6             See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
      381,500  BMC Software Inc*                                             5,302,850
      183,200  Brocade Communications Systems Inc*                           2,650,904
      138,400  Ceridian Corp*                                                2,224,088
      100,000  ChoicePoint Inc*                                              4,297,000
    4,911,500  Cisco Systems Inc*                                           67,876,930
      617,000  Computer Associates International Inc                         6,910,400
      246,000  Computer Sciences Corp*                                       9,060,180
      636,000  Compuware Corp*                                               2,308,680
      686,000  Corning Inc*                                                  1,372,000
    1,127,200  Dell Computer Corp*                                          30,006,064
      253,200  Fiserv Inc*                                                   9,320,292
      987,700  Gateway Inc*                                                  3,456,950
      910,000  Hewlett Packard Co                                           12,221,300
    4,468,800  Intel Corp                                                   74,494,896
       87,100  Intuit Inc*                                                   3,887,273
      892,300  Lucent Technologies Inc*                                      1,543,679
      205,700  Maxim Integrated Products Inc*                                6,502,177
      189,750  Microchip Technology Inc*                                     3,994,238
      162,500  Microsoft Corp*                                               7,975,500
      377,000  Motorola Inc                                                  4,524,000
      494,300  Network Appliance Inc*                                        4,715,622
      198,400  Network Associates Inc*                                       2,579,200
    3,535,500  Oracle Corp*                                                 33,905,445
      352,000  Raytheon Co                                                  12,320,000
      116,800  Rockwell International Corp                                   2,151,456
      320,000  Symantec Co*                                                  9,152,000
      656,700  Tellabs Inc*                                                  3,710,355
      432,000  Xilinx Inc*                                                   8,346,240
    1,002,900  Yahoo! Inc*                                                  10,319,841
                                                                        --------------
                                                                           366,556,718
                                                                        --------------
               U.S. GOVERNMENT AGENCY -- 3.8%
      892,200  Fannie Mae                                                   67,610,916
      458,900  Freddie Mac                                                  29,415,490
                                                                        --------------
                                                                            97,026,406
                                                                        --------------
               UTILITIES -- 10.4%
       73,600  Ameren Corp                                                   3,242,080
       23,300  American Electric Power Inc                                     794,530

              See accompanying notes to the financial statements.              7

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               UTILITIES -- CONTINUED
    5,242,858  AT & T Corp                                                  64,067,725
      531,300  Bellsouth Corp                                               12,389,916
       86,900  Cinergy Corp                                                  2,989,360
       89,300  CMS Energy Corp                                                 943,008
      131,900  Consolidated Edison Inc                                       5,367,011
       53,400  Constellation Energy Group Inc                                1,495,734
       88,900  DTE Energy Co                                                 3,814,699
      469,200  Edison International*                                         5,621,016
      121,700  Entergy Corp                                                  5,134,523
       83,631  Firstenergy Corp                                              2,759,823
       81,200  FPL Group Inc                                                 4,634,896
      552,600  PG & E Corp*                                                  6,272,010
       66,200  Pinnacle West Capital Corp                                    2,211,742
      115,300  Public Service Enterprise Group Inc                           4,058,560
      166,200  Reliant Energy Inc                                            1,969,470
    1,874,882  SBC Communications Inc                                       46,384,581
      159,400  Sempra Energy                                                 3,827,194
      133,200  Southern Co                                                   3,857,472
    1,648,100  Sprint Corp (Fon Group)                                      19,117,960
      117,000  TXU Corp                                                      5,658,120
    1,998,122  Verizon Communications Inc                                   61,941,782
                                                                        --------------
                                                                           268,553,212
                                                                        --------------

               TOTAL COMMON STOCKS (COST $2,993,099,993)                 2,541,424,484
                                                                        --------------
               SHORT-TERM INVESTMENTS -- 3.9%
               CASH EQUIVALENTS -- 2.8%
   28,929,444  Dreyfus Money Market Fund(a)                                 28,929,444
$  26,306,879  Harris Trust & Savings Bank Eurodollar Time Deposit,
                 1.80%, due 9/18/02(a)                                      26,306,879
   17,099,472  Merrimac Money Market Fund(a)                                17,099,472
                                                                        --------------
                                                                            72,335,795
                                                                        --------------
               U.S. GOVERNMENT -- 0.4%
$  10,235,000  U.S. Treasury Bill, 1.64%, due 9/05/02                       10,233,061
                                                                        --------------

              See accompanying notes to the financial statements.
8

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.7%
$  16,961,468  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/30/02, due 9/3/02, with a maturity value of
               $16,963,070, and an effective yield of 0.85%,
               collateralized by a U.S. Treasury Bond with a rate of
               8.125%, maturity date of 8/15/19, and a combined market
               value, including accrued interest of $17,301,711.            16,961,468
                                                                        --------------

               TOTAL SHORT-TERM INVESTMENTS (COST $99,530,324)              99,530,324
                                                                        --------------
               TOTAL INVESTMENTS -- 102.9%
               (Cost $3,092,630,317)                                     2,640,954,808

               Other Assets and Liabilities (net) -- (2.9%)                (73,671,704)
                                                                        --------------
               TOTAL NET ASSETS -- 100.0%                               $2,567,283,104
                                                                        ==============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

(a)  Represents investment of security lending collateral (Note 1).

              See accompanying notes to the financial statements.              9

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $69,237,253 (cost $3,092,630,317) (Note 1)                $2,640,954,808
   Cash                                                               10,098
   Receivable for investments sold                                26,404,457
   Receivable for Fund shares sold                                 2,624,387
   Dividends and interest receivable                               3,942,249
   Receivable for expenses reimbursed by Manager (Note 2)             54,684
                                                              --------------
      Total assets                                             2,673,990,683
                                                              --------------
LIABILITIES:
   Payable for investments purchased                              32,183,761
   Payable upon return of securities loaned (Note 1)              72,335,795
   Payable for Fund shares repurchased                               969,983
   Payable to affiliate for (Note 2):
      Management fee                                                 727,845
      Shareholder service fee                                        284,809
   12b-1 fee - Class M                                                26,988
   Administration fee - Class M                                       13,619
   Accrued expenses                                                  164,779
                                                              --------------
      Total liabilities                                          106,707,579
                                                              --------------
NET ASSETS                                                    $2,567,283,104
                                                              ==============
NET ASSETS CONSIST OF:
   Paid-in capital                                            $3,291,368,448
   Accumulated undistributed net investment income                 5,506,845
   Accumulated net realized loss                                (277,916,680)
   Net unrealized depreciation                                  (451,675,509)
                                                              --------------
                                                              $2,567,283,104
                                                              ==============
NET ASSETS ATTRIBUTABLE TO:
   Class II shares                                            $  191,223,492
                                                              ==============
   Class III shares                                           $1,251,039,394
                                                              ==============
   Class IV shares                                            $  656,083,510
                                                              ==============
   Class V shares                                             $  389,615,072
                                                              ==============
   Class M shares                                             $   79,321,636
                                                              ==============
SHARES OUTSTANDING:
   Class II                                                       17,706,223
                                                              ==============
   Class III                                                     115,661,016
                                                              ==============
   Class IV                                                       60,727,362
                                                              ==============
   Class V                                                        36,084,267
                                                              ==============
   Class M                                                         7,354,523
                                                              ==============
NET ASSET VALUE PER SHARE:
   Class II                                                   $        10.80
                                                              ==============
   Class III                                                  $        10.82
                                                              ==============
   Class IV                                                   $        10.80
                                                              ==============
   Class V                                                    $        10.80
                                                              ==============
   Class M                                                    $        10.79
                                                              ==============

10            See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                  $  21,628,799
   Interest (including securities lending income of
    $104,140)                                                       641,320
                                                              -------------
      Total income                                               22,270,119
                                                              -------------
EXPENSES:
   Management fee (Note 2)                                        4,469,570
   Custodian and transfer agent fees                                199,180
   Legal fees                                                        57,494
   Audit fees                                                        24,288
   Registration fees                                                 17,572
   Trustees fees (Note 2)                                            28,331
   Miscellaneous                                                     21,239
   Fees reimbursed by Manager (Note 2)                             (319,503)
                                                              -------------
                                                                  4,498,171

   Shareholder service fee (Note 2) - Class II                      208,617
   Shareholder service fee (Note 2) - Class III                   1,001,192
   Shareholder service fee (Note 2) - Class IV                      384,488
   Shareholder service fee (Note 2) - Class V                       182,250
   12B-1 fee (Note 2) - Class M                                      28,766
   Administration fee (Note 2) - Class M                             23,013
                                                              -------------
      Net expenses                                                6,326,497
                                                              -------------
         Net investment income                                   15,943,622
                                                              -------------

REALIZED AND UNREALIZED LOSS:
   Net realized loss on:
      Investments                                               (76,994,787)
      Closed futures contracts                                   (9,286,386)
                                                              -------------

         Net realized loss                                      (86,281,173)
                                                              -------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              (363,179,211)
      Open futures contracts                                       (578,984)
                                                              -------------

         Net unrealized loss                                   (363,758,195)
                                                              -------------

      Net realized and unrealized loss                         (450,039,368)
                                                              -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(434,095,746)
                                                              =============

              See accompanying notes to the financial statements.             11

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   15,943,622    $   37,068,955
   Net realized loss                                         (86,281,173)     (164,915,777)
   Change in net unrealized appreciation (depreciation)     (363,758,195)      (28,658,516)
                                                          --------------    --------------
   Net decrease in net assets from operations               (434,095,746)     (156,505,338)
                                                          --------------    --------------

Distributions to shareholders from:
   Net investment income
      Class II                                                (1,527,536)       (1,721,073)
      Class III                                              (10,325,481)      (17,730,889)
      Class IV                                                (6,025,320)      (12,297,927)
      Class V                                                 (3,462,441)       (4,546,353)
      Class M                                                   (184,226)               --
                                                          --------------    --------------
      Total distributions from net investment income         (21,525,004)      (36,296,242)
                                                          --------------    --------------

   Net realized gains
      Class II                                                        --          (109,969)
      Class III                                                       --        (1,128,842)
      Class IV                                                        --          (648,375)
      Class V                                                         --          (350,905)
                                                          --------------    --------------
      Total distributions from net realized gains                     --        (2,238,091)
                                                          --------------    --------------
                                                             (21,525,004)      (38,534,333)
                                                          --------------    --------------
   Net share transactions: (Note 5)
      Class II                                                48,720,825        71,357,721
      Class III                                              152,140,560      (104,317,667)
      Class IV                                                35,766,587      (495,915,214)
      Class V                                                 16,851,655       478,135,957
      Class M                                                 80,783,744                --
                                                          --------------    --------------
   Increase (decrease) in net assets resulting from net
    share transactions                                       334,263,371       (50,739,203)
                                                          --------------    --------------
      Total decrease in net assets                          (121,357,379)     (245,778,874)
NET ASSETS:
   Beginning of period                                     2,688,640,483     2,934,419,357
                                                          --------------    --------------
   End of period (including accumulated undistributed
    net investment income of $5,506,845 and
    $11,088,227, respectively)                            $2,567,283,104    $2,688,640,483
                                                          ==============    ==============

12            See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS II SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   -------------------------------------------------------------
                                            (UNAUDITED)        2002         2001         2000        1999       1998(1)
                                          ----------------  -----------  -----------  ----------  ----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  12.89       $  13.94     $  16.62     $ 18.57     $ 19.98      $ 17.65
                                              --------       --------     --------     -------     -------      -------

Income from investment operations:
   Net investment income                          0.07+          0.17+        0.20+       0.23+       0.25+        0.04+
   Net realized and unrealized gain
     (loss)                                      (2.07)         (1.04)        0.03**      2.29        2.55         2.29
                                              --------       --------     --------     -------     -------      -------

      Total from investment operations           (2.00)         (0.87)        0.23        2.52        2.80         2.33
                                              --------       --------     --------     -------     -------      -------

Less distributions to shareholders:
   From net investment income                    (0.09)         (0.17)       (0.18)      (0.24)      (0.29)          --
   From net realized gains                          --          (0.01)       (2.73)      (4.23)      (3.92)          --
                                              --------       --------     --------     -------     -------      -------

      Total distributions                        (0.09)         (0.18)       (2.91)      (4.47)      (4.21)        0.00
                                              --------       --------     --------     -------     -------      -------
NET ASSET VALUE, END OF PERIOD                $  10.80       $  12.89     $  13.94     $ 16.62     $ 18.57      $ 19.98
                                              ========       ========     ========     =======     =======      =======
TOTAL RETURN(a)                                 (15.57)%++      (6.29)%       0.75%      13.61%      14.99%       13.20%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $191,223       $176,456     $114,454     $95,041     $41,684      $16,958
   Net expenses to average daily net
     assets                                       0.55%*         0.55%        0.55%       0.55%       0.55%        0.55%*
   Net investment income to average
     daily net assets                             1.10%*         1.27%        1.21%       1.21%       1.29%        1.53%*
   Portfolio turnover rate                          28%            69%          81%         90%         71%          60%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.02%*         0.02%        0.02%       0.02%       0.22%        0.25%*

(1)  Period from January 9, 1998 to February 28, 1998.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
*    Annualized.
** The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/ loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
+    Computed using average shares outstanding throughtout the period.
++   Not Annualized.

              See accompanying notes to the financial statements.             13

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                       YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   --------------------------------------------------------------------
                                            (UNAUDITED)         2002          2001          2000          1999          1998
                                          ----------------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    12.90      $    13.95    $    16.63    $    18.59    $    19.99    $    20.12
                                             ----------      ----------    ----------    ----------    ----------    ----------

Income from investment operations:
   Net investment income                           0.07+           0.18+         0.20+         0.24+         0.26+         0.35
   Net realized and unrealized gain
     (loss)                                       (2.05)          (1.05)         0.04*         2.28          2.55          5.89
                                             ----------      ----------    ----------    ----------    ----------    ----------
      Total from investment operations            (1.98)          (0.87)         0.24          2.52          2.81          6.24
                                             ----------      ----------    ----------    ----------    ----------    ----------

Less distributions to shareholders:
   From net investment income                     (0.10)          (0.17)        (0.19)        (0.25)        (0.29)        (0.32)
   From net realized gains                           --           (0.01)        (2.73)        (4.23)        (3.92)        (6.05)
                                             ----------      ----------    ----------    ----------    ----------    ----------
      Total distributions                         (0.10)          (0.18)        (2.92)        (4.48)        (4.21)        (6.37)
                                             ----------      ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD               $    10.82      $    12.90    $    13.95    $    16.63    $    18.59    $    19.99
                                             ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN(a)                                  (15.46)%++       (6.23)%        0.83%        13.66%        15.02%        36.69%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)         $1,251,039      $1,321,634    $1,532,124    $1,623,734    $1,780,011    $2,317,103
   Net expenses to average daily net
     assets                                        0.48%**         0.48%         0.48%         0.48%         0.48%         0.48%
   Net investment income to average
     daily net assets                              1.16%**         1.33%         1.27%         1.27%         1.36%         1.67%
   Portfolio turnover rate                           28%             69%           81%           90%           71%           60%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                       0.02%**         0.02%         0.02%         0.02%         0.22%         0.21%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
* The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/ loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
**   Annualized.
+    Computed using average shares outstanding throughout the period.
++   Not Annualized.

14            See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                       YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ---------------------------------------------------------------------
                                            (UNAUDITED)        2002          2001           2000           1999         1998(1)
                                          ----------------  -----------  -------------  -------------  -------------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  12.89       $  13.94     $    16.62     $    18.58     $    19.99    $    17.65
                                              --------       --------     ----------     ----------     ----------    ----------

Income from investment operations:
   Net investment income                          0.07+          0.18+          0.21+          0.25+          0.27+         0.04+
   Net realized and unrealized gain
     (loss)                                      (2.06)         (1.04)          0.04**         2.28           2.55          2.30
                                              --------       --------     ----------     ----------     ----------    ----------

      Total from investment operations           (1.99)         (0.86)          0.25           2.53           2.82          2.34
                                              --------       --------     ----------     ----------     ----------    ----------

Less distributions to shareholders:
   From net investment income                    (0.10)         (0.18)         (0.20)         (0.26)         (0.31)           --
   From net realized gains                          --          (0.01)         (2.73)         (4.23)         (3.92)           --
                                              --------       --------     ----------     ----------     ----------    ----------

      Total distributions                        (0.10)         (0.19)         (2.93)         (4.49)         (4.23)           --
                                              --------       --------     ----------     ----------     ----------    ----------
NET ASSET VALUE, END OF PERIOD                $  10.80       $  12.89     $    13.94     $    16.62     $    18.58    $    19.99
                                              ========       ========     ==========     ==========     ==========    ==========
TOTAL RETURN(a)                                 (15.53)%++      (6.20)%         0.92%         13.74%         15.07%        13.26%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $656,084       $744,813     $1,287,842     $1,343,460     $1,543,655    $1,370,535
   Net expenses to average daily net
     assets                                       0.44%*         0.44%          0.44%          0.44%          0.44%         0.44%*
   Net investment income to average
     daily net assets                             1.21%*         1.36%          1.31%          1.32%          1.41%         1.67%*
   Portfolio turnover rate                          28%            69%            81%            90%            71%           60%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.02%*         0.02%          0.02%          0.02%          0.22%         0.20%*

(1)  Period from January 9, 1998 (commencement of operations) to February 28,
     1998.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
*    Annualized.
** The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/ loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
+    Computed using average shares outstanding throughout the period.
++   Not Annualized.

              See accompanying notes to the financial statements.             15

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS V SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED    PERIOD FROM JULY 2, 2001
                                                         AUGUST 31, 2002   (COMMENCEMENT OF OPERATIONS)
                                                           (UNAUDITED)      THROUGH FEBRUARY 28, 2002
                                                         ----------------  ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  12.88                $  14.00
                                                             --------                --------
Income from investment operations:
   Net investment income                                         0.08+                   0.13+
   Net realized and unrealized loss                             (2.06)                  (1.10)
                                                             --------                --------
       Total from investment operations                         (1.98)                  (0.97)
                                                             --------                --------
Less distributions to shareholders:
   From net investment income                                   (0.10)                  (0.14)
   From net realized gains                                         --                   (0.01)
                                                             --------                --------
       Total distributions                                      (0.10)                  (0.15)
                                                             --------                --------
NET ASSET VALUE, END OF PERIOD                               $  10.80                $  12.88
                                                             ========                ========
TOTAL RETURN(a)                                                (15.46)%++               (6.96)%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                         $389,615                $445,738
   Net expenses to average daily net assets                      0.42%*                  0.42%*
   Net investment income to average daily net assets             1.22%*                  1.46%*
   Portfolio turnover rate                                         28%                     69%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                                   0.02%*                  0.02%*

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
*    Annualized.
+    Computed using average shares outstanding throughout the period.
++   Not Annualized.

16            See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   PERIOD FROM
                                                                  APRIL 15, 2002
                                                                  (COMMENCEMENT
                                                              OF OPERATIONS) THROUGH
                                                                 AUGUST 31, 2002
                                                                   (UNAUDITED)
                                                              ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 12.89
                                                                     -------

Income from investment operations:
   Net investment income                                                0.04+
   Net realized and unrealized loss                                    (2.08)
                                                                     -------

      Total from investment operations                                 (2.04)
                                                                     -------

Less distributions to shareholders:
   From net investment income                                          (0.06)
                                                                     -------

      Total distributions                                              (0.06)
                                                                     -------
NET ASSET VALUE, END OF PERIOD                                       $ 10.79
                                                                     =======
TOTAL RETURN(a)                                                       (15.85)%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                 $79,322
   Net expenses to average daily net assets                             0.78%*
   Net investment income to average daily net assets                    0.94%*
   Portfolio turnover rate                                                28%
   Fees and expenses reimbursed by the Manager to average
     daily net assets:                                                  0.02%*

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
*    Annualized.
+    Computed using average shares outstanding throughout the period.
++   Not Annualized.

              See accompanying notes to the financial statements.             17

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO U.S. Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in U.S. equity securities. The Fund's benchmark is the S&P 500 Index.

      Throughout the six months ended August 31, 2002, the Fund had four classes of shares outstanding: Class II, Class III, Class IV, and Class V. Effective April 15, 2002, the Fund also had Class M shares outstanding. Class M shares bear an administrative fee and a 12b-1 fee, while
      Classes II, III, IV and V bear a shareholder service fee. (See Note 2) The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2002, the Fund held no open futures contracts.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund loaned securities having a market value of $69,237,253, collateralized by cash in the amount of $72,335,795, which was invested in short-term instruments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2002 the Fund held no open swap agreements.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $170,941,294 expiring in 2010.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class' operations.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, .105% for Class IV shares and .085% for Class V shares.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund pays GMO an administrative fee monthly at the annual rate of .20% of the average daily Class M net assets for support services provided to Class M shareholders.

      Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of .25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees (Class II, Class III, Class IV and Class V only), administrative fee (Class M only), 12b-1 fee (Class M only) and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses") exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002 was $28,331. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $1,228,237,646 and $716,431,276, respectively.

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
         $3,092,630,317    $144,186,812     $(595,861,344)   $(451,674,532)

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2002, 13.7% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months Ended
                                                             August 31, 2002                Year Ended
                                                               (Unaudited)              February 28, 2002
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
                                                        -----------  -------------  -----------  -------------
         Class II:
         Shares sold                                      5,146,149  $  61,945,602    5,999,733  $  78,192,785
         Shares issued to shareholders
           in reinvestment of distributions                  81,323        977,682       84,554      1,110,236
         Shares repurchased                              (1,215,768)   (14,202,459)    (600,687)    (7,945,300)
                                                        -----------  -------------  -----------  -------------
         Net increase                                     4,011,704  $  48,720,825    5,483,600  $  71,357,721
                                                        ===========  =============  ===========  =============

                                                             Six Months Ended
                                                             August 31, 2002                Year Ended
                                                               (Unaudited)              February 28, 2002
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
                                                        -----------  -------------  -----------  -------------
         Class III:
         Shares sold                                     25,478,567  $ 301,120,728   14,080,984  $ 183,397,230
         Shares issued to shareholders
           in reinvestment of distributions                 610,560      7,369,491    1,022,084     13,448,177
         Shares repurchased                             (12,864,782)  (156,349,659) (22,459,839)  (301,163,074)
                                                        -----------  -------------  -----------  -------------
         Net increase (decrease)                         13,224,345  $ 152,140,560   (7,356,771) $(104,317,667)
                                                        ===========  =============  ===========  =============

                                                             Six Months Ended
                                                             August 31, 2002                Year Ended
                                                               (Unaudited)              February 28, 2002
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
                                                        -----------  -------------  -----------  -------------
         Class IV:
         Shares sold                                     18,610,327  $ 211,500,220   12,510,519  $ 150,062,926
         Shares issued to shareholders
           in reinvestment of distributions                 369,467      4,466,367      951,389     12,473,256
         Shares repurchased                             (16,043,779)  (180,200,000) (48,070,262)  (658,451,396)
                                                        -----------  -------------  -----------  -------------
         Net increase (decrease)                          2,936,015  $  35,766,587  (34,608,354) $(495,915,214)
                                                        ===========  =============  ===========  =============

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 Period from July 2, 2001
                                                           Six Months Ended          (commencement of
                                                           August 31, 2002             operations)
                                                             (Unaudited)        through February 28, 2002
                                                        ----------------------  --------------------------
                                                         Shares      Amount       Shares        Amount
                                                        ---------  -----------  -----------  -------------
         Class V:
         Shares sold                                    1,497,429  $17,345,138  34,374,438   $475,050,242
         Shares issued to shareholders
           in reinvestment of distributions               284,491    3,426,371     371,986      4,873,176
         Shares repurchased                              (308,355)  (3,919,854)   (135,722)    (1,787,461)
                                                        ---------  -----------  ----------   ------------
         Net increase                                   1,473,565  $16,851,655  34,610,702   $478,135,957
                                                        =========  ===========  ==========   ============

                                                                   Period from April 15, 2002
                                                                        (commencement of
                                                                          operations)
                                                                    through August 31, 2002
                                                                          (Unaudited)
                                                                  ----------------------------
                                                                     Shares         Amount
                                                                  ------------  --------------
         Class M:
         Shares sold                                                9,248,186    $101,259,088
         Shares issued to shareholders
           in reinvestment of distributions                            16,104         184,226
         Shares repurchased                                        (1,909,767)    (20,659,570)
                                                                   ----------    ------------
         Net increase                                               7,354,523    $ 80,783,744
                                                                   ==========    ============

      The Fund's Class V was started with an initial transfer of paid in capital of $446,606,316 from Class IV. This transfer is included in the transaction amounts above.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)/
    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                DEBT OBLIGATIONS -- 80.0%
                CORPORATE DEBT -- 4.9%
     5,000,000  Bank Austria AG, 144A, 7.25%, due 02/15/17                    5,598,000
                                                                         --------------
                FOREIGN GOVERNMENT OBLIGATIONS -- 5.7%
    24,000,000  Bulgaria Discount Strips, 0.00%, due 07/28/24(a)              6,544,318
                                                                         --------------
                U.S. GOVERNMENT -- 1.2%
     1,206,601  U.S. Treasury Inflation Indexed Note, 3.88%, due
                  01/15/09(b)                                                 1,328,015
                                                                         --------------
                U.S. GOVERNMENT AGENCY -- 68.2%
    10,000,000  Agency for International Development Floater (Support
                  of India),
                  Variable Rate, 3 mo. LIBOR + .10%, 1.92%, due
                  02/01/27                                                    9,850,000
     6,250,000  Agency for International Development Floater (Support
                  of Jamaica),
                  Variable Rate, 6 mo. LIBOR + .30%, 2.10%, due
                  12/01/14                                                    6,250,000
     5,345,368  Agency for International Development Floater (Support
                  of Jamaica),
                  Variable Rate, 6 mo. U.S. Treasury Bill + .75%,
                  2.42%, due 03/30/19                                         5,305,278
    20,000,000  Agency for International Development Floater (Support
                  of Morocco),
                  Variable Rate, 6 mo. LIBOR - .015%, 1.79%, due
                  02/01/25                                                   19,500,000
    23,125,000  Agency for International Development Floater (Support
                  of Portugal),
                  Variable Rate, 6 mo. LIBOR, 1.76%, due 01/01/21            23,096,094
     6,950,000  Agency for International Development Floater (Support
                  of Sri Lanka),
                  Variable Rate, 6 mo. LIBOR + .20%, 2.00%, due
                  06/15/12                                                    6,932,625
     6,966,669  Agency for International Development Floater (Support
                  of Zimbabwe),
                  Variable Rate, 3 mo. U.S. Treasury Bill x 115%,
                  1.98%, due 01/01/12                                         6,862,169
                                                                         --------------
                                                                             77,796,166
                                                                         --------------

                TOTAL DEBT OBLIGATIONS (COST $89,239,153)                    91,266,499
                                                                         --------------
                MUTUAL FUND -- 10.6%
       468,878  GMO Alpha LIBOR Fund                                         12,031,403
                                                                         --------------

                TOTAL MUTUAL FUND (COST $12,070,588)                         12,031,403
                                                                         --------------

              See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)   DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                PREFERRED STOCKS -- 5.9%
                BANKING AND FINANCIAL SERVICES -- 5.9%
        10,000  Home Ownership Funding 2 Preferred 144A, 13.338%              6,732,940
                                                                         --------------

                TOTAL PREFERRED STOCKS (COST $7,274,557)                      6,732,940
                                                                         --------------
                SHORT-TERM INVESTMENTS -- 1.0%
                COMMERCIAL PAPER -- 1.0%
     1,176,000  Insured Asset Funding, 144A, 1.95%, due 9/03/02               1,175,809
                                                                         --------------
                REPURCHASE AGREEMENTS -- 0.0%
           455  Morgan Stanley Dean Witter & Co. Repurchase Agreement,
                dated 8/30/02, due 9/03/02, with a maturity value of
                $456 and an effective yield of 0.85%, collateralized by
                a U.S. Treasury Strip with a rate of 0.00%, maturity
                date of 11/15/14, a market value, including accrued
                interest of $5,491.                                                 455
                                                                         --------------

                TOTAL SHORT-TERM INVESTMENTS (COST $1,176,264)                1,176,264
                                                                         --------------
                TOTAL INVESTMENTS -- 97.5%
                (Cost $109,760,562)                                         111,207,106

                Other Assets and Liabilities (net) -- 2.5%                    2,801,152
                                                                         --------------
                TOTAL NET ASSETS -- 100.0%                               $  114,008,258
                                                                         ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2002, which are subject to change based on the terms of the security.

(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

2             See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $109,760,562) (Note 1)         $111,207,106
   Receivable for Fund shares sold                                 100,000
   Interest receivable                                             557,175
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 51,740
   Net receivable for open swap contracts (Notes 1 and 6)        2,501,777
   Receivable for expenses reimbursed by Manager (Note 2)            5,766
                                                              ------------
      Total assets                                             114,423,564
                                                              ------------

LIABILITIES:
   Payable for investments purchased                               300,000
   Payable for Fund shares repurchased                              55,000
   Payable to affiliate for (Note 2):
      Management fee                                                 9,790
      Shareholder service fee                                       14,685
   Accrued expenses                                                 35,831
                                                              ------------
      Total liabilities                                            415,306
                                                              ------------
NET ASSETS                                                    $114,008,258
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $107,920,691
   Accumulated undistributed net investment income                 578,048
   Accumulated net realized gain                                 1,467,079
   Net unrealized appreciation                                   4,042,440
                                                              ------------
                                                              $114,008,258
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $114,008,258
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    11,194,102
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      10.18
                                                              ============

              See accompanying notes to the financial statements.              3

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $1,542,406
   Dividends from investment company shares                      335,512
                                                              ----------
      Total income                                             1,877,918
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                        64,385
   Audit fees                                                     16,284
   Custodian and transfer agent fees                              12,880
   Legal fees                                                      3,141
   Registration fees                                               1,472
   Trustees fees (Note 2)                                          1,551
   Miscellaneous                                                   1,564
   Fees reimbursed by Manager (Note 2)                           (35,315)
                                                              ----------
                                                                  65,962
   Shareholder service fee (Note 2) - Class III                   96,499
                                                              ----------
      Net expenses                                               162,461
                                                              ----------
            Net investment income                              1,715,457
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                               (826,616)
      Realized gains distributions from investment company
      shares                                                      53,332
      Closed futures contracts                                 1,104,967
      Closed swap contracts                                    2,222,184
                                                              ----------

         Net realized gain                                     2,553,867
                                                              ----------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                              1,846,716
      Open futures contracts                                      84,390
      Open swap contracts                                        969,136
                                                              ----------

         Net unrealized gain                                   2,900,242
                                                              ----------

      Net realized and unrealized gain                         5,454,109
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $7,169,566
                                                              ==========

4             See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  1,715,457      $  7,133,724
   Net realized gain                                          2,553,867         5,373,329
   Change in net unrealized appreciation (depreciation)       2,900,242        (1,886,101)
                                                           ------------      ------------
   Net increase in net assets from operations                 7,169,566        10,620,952
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                              (1,546,732)       (8,152,095)
                                                           ------------      ------------
      Total distributions from net investment income         (1,546,732)       (8,152,095)
                                                           ------------      ------------

   Net realized gains
      Class III                                                      --        (6,876,138)
                                                           ------------      ------------
      Total distributions from net realized gains                    --        (6,876,138)
                                                           ------------      ------------
                                                             (1,546,732)      (15,028,233)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                             (46,614,994)      (11,126,261)
                                                           ------------      ------------
   Decrease in net assets resulting from net share
    transactions                                            (46,614,994)      (11,126,261)
                                                           ------------      ------------
      Total decrease in net assets                          (40,992,160)      (15,533,542)
NET ASSETS:
   Beginning of period                                      155,000,418       170,533,960
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $578,048 and $409,323,
    respectively)                                          $114,008,258      $155,000,418
                                                           ============      ============

              See accompanying notes to the financial statements.              5

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ---------------------------------------------------------------
                                            (UNAUDITED)        2002        2001(C)       2000         1999         1998
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.68       $   9.98     $   9.23     $   9.65     $  10.26     $  10.18
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income(d)                       0.13+          0.43+        0.61+        0.60         0.68         0.67
   Net realized and unrealized gain
     (loss)                                       0.48           0.20         0.72        (0.42)       (0.15)        0.38
                                              --------       --------     --------     --------     --------     --------
   Total from investment operations               0.61           0.63         1.33         0.18         0.53         1.05
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.11)         (0.50)       (0.58)       (0.58)       (0.68)       (0.70)
   From net realized gains                          --          (0.43)          --        (0.02)       (0.46)       (0.27)
                                              --------       --------     --------     --------     --------     --------
      Total distributions                        (0.11)         (0.93)       (0.58)       (0.60)       (1.14)       (0.97)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  10.18       $   9.68     $   9.98     $   9.23     $   9.65     $  10.26
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(a)                                   6.41%**        6.62%       14.91%        2.03%        5.03%       10.71%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $114,008       $155,000     $170,534     $164,457     $175,071     $431,410
   Net operating expenses to average
     daily net assets                             0.25%*         0.25%        0.25%        0.25%        0.25%        0.25%
   Interest expense to average daily net
     assets                                         --*            --         0.07%        0.19%        0.02%          --
   Total net expenses to average daily
     net assets(e)                                0.25%          0.25%        0.32%(b)      0.44%(b)      0.27%(b)      0.25%
   Net investment income to average
     daily net assets(d)                          2.66%*         4.35%        6.41%        5.85%        6.21%        6.14%
   Portfolio turnover rate                          13%            19%          65%          20%          17%          59%
   Fees and expenses voluntarily
     reimbursed by the Manager to
     average daily net assets:                    0.05%*         0.05%        0.05%        0.05%        0.19%        0.18%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(c) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains and losses per share by $0.001 and increase the ratio of net investment income to average net assets from 6.40% to 6.41%. Per share data and ratios/suppplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.
(d) Net investment income is affected by timing of the declaration of dividends by other GMO Funds in which the Fund invests.
(e) Net expenses exclude expenses incurred indirectly through investment in other GMO Funds in which the Fund invests.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not Annualized.

6             See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Domestic Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in U.S. investment grade securities. The Fund's benchmark is the Lehman Brothers Government Bond Index.

      At August 31, 2002, 10.6% of the Fund was invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. GMO Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments. The financial statements of the GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other GMO Funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund, or an underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2002.

      OPTIONS
      The Fund may write call and put options on futures or securities it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future or security transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying future or security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2002 the Fund had no written option contracts outstanding.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future or security transaction to determine the realized gain or loss. The risk associated with the purchasing put and call options is limited to the premium paid. At August 31, 2002, the Fund had no purchased option contracts outstanding.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. During the six months ended August 31, 2002, the Fund did not enter into any reverse repurchase agreements.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SECURITY LENDING
      The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, there were no securities on loan.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, forward swap spread lock and total return swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2002.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      The Fund elected to defer to March 1, 2002 post-October losses of $976,341.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Dividend income is recorded on the ex-dividend date. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .10% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      transfer taxes ("fund expenses")) and the amount of fees and operating expenses (excluding fund expenses, as defined above) incurred indirectly by the Fund through its investment in the GMO Alpha LIBOR Fund exceed the management fee. For the six months ended August 31, 2002, indirect operating expenses (excluding shareholder service fees and fund expenses) rounded to less than 0.001% of the Fund's average daily net assets, and indirect investment expenses incurred by the Fund were 0.004% of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002 was $1,551. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2002, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                   Purchases      Sales
                                                                  -----------  -----------
         U.S. Government securities                               $        --  $        --
         Investments (non-U.S. Government securities)              16,230,947   59,246,383

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $109,760,562      $2,554,693       $(1,108,149)      $1,446,544

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 45.1% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2002              Year Ended
                                                              (Unaudited)            February 28, 2002
                                                        ------------------------  ------------------------
                                                          Shares       Amount       Shares       Amount
         Class III:                                     ----------  ------------  ----------  ------------
         Shares sold                                     1,396,132  $ 13,549,857   1,276,400  $ 12,796,444
         Shares issued to shareholders in reinvestment
           of distributions                                150,174     1,444,188   1,401,556    13,523,066
         Shares repurchased                             (6,359,008)  (61,609,039) (3,761,625)  (37,445,771)
                                                        ----------  ------------  ----------  ------------
         Net decrease                                   (4,812,702) $(46,614,994) (1,083,669) $(11,126,261)
                                                        ==========  ============  ==========  ============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      FUTURES CONTRACTS

                                                                                   Net Unrealized
         Number of                                                      Contract    Appreciation
         Contracts                Type                Expiration Date    Value     (Depreciation)
         ---------  --------------------------------  ---------------  ----------  --------------

           Buys
              62    U.S. Long Bond                    December 2002    $6,800,625     $53,893
              64    U.S. Treasury Note 5 Yr.          December 2002     7,115,000      40,632
                                                                                      -------
                                                                                      $94,525
                                                                                      =======

           Sales
              19    U.S. Treasury Note 10 Yr.         December 2002    $2,123,844     $  (406)
                                                                                      =======

      At August 31, 2002, the Fund had sufficient cash and/or securities to cover margin requirements of the relevant broker or exchange.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

            Notional     Expiration                                                       Net Unrealized
             Amount         Date                         Description                       Appreciation
         --------------  -----------  --------------------------------------------------  --------------

         INTEREST RATE SWAPS
          9,000,000 USD     3/27/10   Agreement with UBS AG dated 3/23/00 to receive the    $1,725,919
                                      notional amount multiplied by 7.23% and to pay the
                                      notional amount multiplied by the 3 month LIBOR.

         24,000,000 USD     7/28/24   Agreement with JPMorgan Chase Bank dated 8/28/02        (143,952)
                                      to pay the notional amount multiplied by 0 and to
                                      receive the notional amount multiplied by 3 month
                                      Floating Rate LIBOR adjusted by a specific spread.

         TOTAL RETURN SWAPS
         50,000,000 USD      7/1/03   Agreement with Lehman Brothers Special Financing         919,810
                                      Inc. dated 6/29/01 to receive (pay) the notional
                                      amount multiplied by the return on the Lehman
                                      Brothers US Government Index and to pay the
                                      notional amount multiplied by the 1 month LIBOR
                                      adjusted by a specified spread. +
                                                                                            ----------
                                                                                            $2,501,777
                                                                                            ==========

         +    This swap agreement is fair valued (Note 1).

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO REAL ESTATE FUND (FORMERLY GMO REIT FUND)
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               REAL ESTATE INVESTMENTS -- 95.4%
               COMMON STOCKS -- 6.2%
               DIVERSIFIED -- 2.6%
      120,000  Catellus Development Corp*                                  2,364,000
       11,500  Florida East Coast Industries                                 260,475
       60,000  Forest City Enterprises, Class A                            2,067,000
       50,000  St. Joe Co                                                  1,445,000
                                                                        ------------
                                                                           6,136,475
                                                                        ------------
               LODGING -- 3.1%
       45,000  Hilton Hotels Corp                                            517,950
      252,500  Starwood Hotels and Resorts Worldwide Inc                   6,509,450
      624,800  Wyndham International Inc, Class A*                           406,120
                                                                        ------------
                                                                           7,433,520
                                                                        ------------
               OFFICE -- 0.5%
       60,000  Brookfield Properties Corp                                  1,177,800
                                                                        ------------

               TOTAL COMMON STOCKS (COST $21,399,600)                     14,747,795
                                                                        ------------
               REAL ESTATE INVESTMENT TRUSTS -- 89.2%
               APARTMENTS -- 16.1%
      230,000  Apartment Investment & Management Co, Class A              10,039,500
      135,000  Archstone-Smith Trust                                       3,557,250
      142,500  Avalonbay Communities Inc                                   6,448,125
       77,500  BRE Properties Inc                                          2,553,625
       50,000  Camden Property Trust                                       1,792,500
      272,500  Equity Residential Properties Trust                         7,608,200
       20,500  Gables Residential Trust                                      598,600
       20,000  Mid America Apartment Community                               504,000
       45,000  Summit Properties Inc                                         927,000
      280,000  United Dominion Realty Trust Inc                            4,650,800
                                                                        ------------
                                                                          38,679,600
                                                                        ------------
               DIVERSIFIED -- 13.5%
      127,500  Chateau Communities Inc                                     3,594,225
       90,000  Colonial Properties Trust                                   3,204,900
      615,000  Crescent Real Estate Equities                              10,332,000

              See accompanying notes to the financial statements.              1

GMO REAL ESTATE FUND (FORMERLY GMO REIT FUND)
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               DIVERSIFIED -- CONTINUED
      100,000  Glenborough Realty Trust Inc                                2,105,000
       25,000  iStar Financial Inc                                           730,000
      110,000  The Rouse Co                                                3,558,500
      215,000  Vornado Realty Trust                                        8,883,800
                                                                        ------------
                                                                          32,408,425
                                                                        ------------
               HEALTH CARE -- 0.3%
       56,700  Senior Housing Properties Trust                               696,843
                                                                        ------------
               INDUSTRIAL -- 7.5%
       60,000  AMB Property Corp                                           1,785,000
       72,500  Eastgroup Properties Inc                                    1,858,175
       95,000  First Industrial Realty Trust                               3,144,500
      140,000  Liberty Property Trust                                      4,568,200
      262,500  Prologis Trust                                              6,546,750
                                                                        ------------
                                                                          17,902,625
                                                                        ------------
               LODGING -- 3.0%
      130,000  Felcor Lodging Trust Inc                                    1,924,000
       40,000  Hospitality Properties Trust                                1,387,200
      385,000  Host Marriott Corp                                          3,903,900
                                                                        ------------
                                                                           7,215,100
                                                                        ------------
               OFFICE -- 32.2%
       82,500  Arden Realty Group Inc                                      2,067,450
       90,000  Bedford Property Investors                                  2,270,700
       77,500  Boston Properties Inc                                       2,935,700
      265,000  Brandywine Realty Trust                                     5,999,600
       50,000  CarrAmerica Realty Corp                                     1,365,000
      275,000  Duke Realty Investments                                     7,213,250
      614,200  Equity Office Properties Trust                             17,123,896
      270,000  Highwood Properties Inc                                     6,453,000
       62,800  Koger Equity Inc                                            1,077,020
      340,000  Mack-Cali Realty Corp                                      11,407,000
       70,000  Parkway Properties Inc                                      2,583,700
      110,000  Prentiss Properties Trust                                   3,217,500
      150,000  Reckson Associates Realty Corp                              3,495,000
       36,000  Reckson Associates Realty Corp, Class B                       882,720
       22,500  SL Green Realty Corp                                          744,075

2             See accompanying notes to the financial statements.

GMO REAL ESTATE FUND (FORMERLY GMO REIT FUND)
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               OFFICE -- CONTINUED
       56,980  Trizec Canada Inc                                             657,452
      630,520  Trizec Properties Inc                                       7,553,630
                                                                        ------------
                                                                          77,046,693
                                                                        ------------
               REGIONAL MALLS -- 11.8%
      121,000  CBL & Associates Properties Inc                             4,719,000
      191,000  General Growth Properties                                   9,624,490
       35,000  Macerich Co                                                 1,066,800
      135,000  Mills Corp                                                  3,881,250
      250,000  Simon Property Group Inc                                    8,897,500
                                                                        ------------
                                                                          28,189,040
                                                                        ------------
               SELF STORAGE -- 0.5%
       35,700  Public Storage Inc                                          1,138,830
                                                                        ------------
               SHOPPING/POWER CENTER -- 4.3%
       65,000  Chelsea Property Group Inc                                  2,203,500
      245,000  Developers Diversified Realty Corp                          5,659,500
       44,000  Kimco Realty Corp                                           1,397,000
       50,000  New Plan Excel Realty Trust                                   979,000
                                                                        ------------
                                                                          10,239,000
                                                                        ------------

               TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $204,073,038)   213,516,156
                                                                        ------------

               TOTAL REAL ESTATE INVESTMENTS (COST $225,472,638)         228,263,951
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 9.6%
               CASH EQUIVALENTS -- 5.0%
    4,831,739  Dreyfus Money Market Fund(a)                                4,831,739
$   4,393,721  Harris Trust & Savings Bank Eurodollar Time Deposit,
                 1.80%, due 9/18/02(a)                                     4,393,721
    2,855,917  Merrimac Money Market Fund(a)                               2,855,917
                                                                        ------------
                                                                          12,081,377
                                                                        ------------

              See accompanying notes to the financial statements.

GMO REAL ESTATE FUND (FORMERLY GMO REIT FUND)
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 4.6%
$  10,893,937  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/30/02, due 9/3/02, with a maturity value of
               $10,894,966, and an effective yield of 0.85%,
               collateralized by a U.S. Treasury Bond with a rate of
               8.125%, maturity date of 8/15/19, and a market value,
               including accrued interest of $11,119,598.                 10,893,937
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $22,975,314)            22,975,314
                                                                        ------------
               TOTAL INVESTMENTS -- 105.0%
               (Cost $248,447,952)                                       251,239,265

               Other Assets and Liabilities (net) -- (5.0%)              (11,891,720)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $239,347,545
                                                                        ============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

(a)  Represents investment of security lending collateral (Note 1).

4             See accompanying notes to the financial statements.

GMO REAL ESTATE FUND (FORMERLY GMO REIT FUND)
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $11,583,559 (cost $248,447,952) (Note 1)                  $251,239,265
   Cash                                                              1,486
   Receivable for investments sold                                 390,253
   Receivable for Fund shares sold                                  83,000
   Dividends and interest receivable                                37,196
   Receivable for expenses reimbursed by Manager (Note 2)            7,285
                                                              ------------

      Total assets                                             251,758,485
                                                              ------------

LIABILITIES:
   Payable for investments purchased                               160,270
   Payable upon return of securities loaned (Note 1)            12,081,377
   Payable for Fund shares repurchased                               1,714
   Payable to affiliate for (Note 2):
      Management fee                                               108,283
      Shareholder service fee                                       30,079
   Accrued expenses                                                 29,217
                                                              ------------

      Total liabilities                                         12,410,940
                                                              ------------
NET ASSETS                                                    $239,347,545
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $259,564,602
   Accumulated undistributed net investment income               5,647,970
   Accumulated net realized loss                               (28,656,340)
   Net unrealized appreciation                                   2,791,313
                                                              ------------
                                                              $239,347,545
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $239,347,545
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    21,097,366
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      11.34
                                                              ============

              See accompanying notes to the financial statements.              5

GMO REAL ESTATE FUND (FORMERLY GMO REIT FUND)
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $2,525)             $6,379,156
   Interest (including securities lending income of $15,152)      71,309
                                                              ----------

         Total income                                          6,450,465
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                       612,170
   Audit fees                                                     18,492
   Custodian and transfer agent fees                              14,260
   Legal fees                                                      4,711
   Registration fees                                               1,656
   Trustees fees (Note 2)                                          1,828
   Miscellaneous                                                   2,023
   Fees reimbursed by Manager (Note 2)                           (40,755)
                                                              ----------
                                                                 614,385
   Shareholder service fee (Note 2) -
    Class III                                                    170,129
                                                              ----------
      Net expenses                                               784,514
                                                              ----------

         Net investment income                                 5,665,951
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):

   Net realized gain on investments                              816,274
                                                              ----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                 (424,000)
                                                              ----------

      Net realized and unrealized gain                           392,274
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $6,058,225
                                                              ==========

6             See accompanying notes to the financial statements.

GMO REAL ESTATE FUND (FORMERLY GMO REIT FUND)
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  5,665,951      $  8,022,803
   Net realized gain (loss)                                     816,274        (1,508,670)
   Change in net unrealized appreciation (depreciation)        (424,000)       14,307,314
                                                           ------------      ------------

   Net increase in net assets from operations                 6,058,225        20,821,447
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                              (6,227,183)       (7,471,215)
                                                           ------------      ------------
      Total distributions from net investment income         (6,227,183)       (7,471,215)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                              46,910,207        45,835,735
                                                           ------------      ------------
   Increase in net assets resulting from net share
    transactions                                             46,910,207        45,835,735
                                                           ------------      ------------

      Total increase in net assets                           46,741,249        59,185,967
NET ASSETS:
   Beginning of period                                      192,606,296       133,420,329
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $5,647,970 and $6,209,202,
    respectively)                                          $239,347,545      $192,606,296
                                                           ============      ============

              See accompanying notes to the financial statements.              7

GMO REAL ESTATE FUND (FORMERLY GMO REIT FUND)
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ---------------------------------------------------------------
                                            (UNAUDITED)        2002         2001         2000         1999         1998
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  11.17       $  10.31     $   8.26     $   9.13     $  12.92     $  12.62
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income                          0.29+          0.56+        0.60         0.51+        0.51+        0.53
   Net realized and unrealized gain
     (loss)                                       0.18           0.84         1.92        (0.87)       (3.36)        1.26
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations            0.47           1.40         2.52        (0.36)       (2.85)        1.79
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.30)         (0.54)       (0.47)       (0.51)       (0.19)       (0.60)
   From net realized gains                          --             --           --           --        (0.75)       (0.89)
                                              --------       --------     --------     --------     --------     --------

      Total distributions                        (0.30)         (0.54)       (0.47)       (0.51)       (0.94)       (1.49)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  11.34       $  11.17     $  10.31     $   8.26     $   9.13     $  12.92
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(a)                                   4.13%++       13.73%       30.86%       (4.69)%     (23.27)%      14.29%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $239,348       $192,606     $133,420     $120,508     $143,129     $374,774
   Net expenses to average daily net
     assets                                       0.69%*         0.69%        0.69%        0.69%        0.69%        0.69%
   Net investment income to average
     daily net assets                             5.00%*         5.18%        5.85%        5.64%        4.60%        4.10%
   Portfolio turnover rate                           9%             6%          11%          13%          59%          86%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.04%*         0.05%        0.05%        0.06%        0.26%        0.26%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+    Computed using average shares outstanding throughout the period.
++   Not Annualized.
*    Annualized.

8             See accompanying notes to the financial statements.

GMO REAL ESTATE FUND (FORMERLY GMO REIT FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Real Estate Fund (the "Fund") (formerly GMO REIT Fund) is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in or exposure to real estate investment trusts ("REIT"), which are managed vehicles that invest in real estate, real estate-related assets and other real estate related companies. The Fund's benchmark is the Morgan Stanley REIT Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is

GMO REAL ESTATE FUND (FORMERLY GMO REIT FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2002, the Fund held no open futures contracts.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund loaned securities having a market value of $11,583,559, collateralized by cash in the amount of $12,081,377, which was invested in short-term instruments.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax

GMO REAL ESTATE FUND (FORMERLY GMO REIT FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $8,368,927, $15,979,464, $3,875,337 and $323,175 expiring in
      2007, 2008, 2009 and 2010, respectively.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      INVESTMENT RISK
      There are certain additional risks involved in investing in REITs rather than a more diversified portfolio of investments. Since the Fund's investments are concentrated in real-estate related securities, the value of its shares can be expected to change in light of factors affecting the real estate industry, including local or regional economic conditions, changes in zoning laws, changes in

GMO REAL ESTATE FUND (FORMERLY GMO REIT FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      real estate value and property taxes, and changes in interest rates. The value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002 was $1,828. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $64,405,657 and $19,891,524, respectively.

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $248,447,952     $22,678,732       $(19,887,419)     $2,791,313

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2002, 12.4% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

GMO REAL ESTATE FUND (FORMERLY GMO REIT FUND)
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                             August 31, 2002              Year Ended
                                                               (Unaudited)             February 28, 2002
                                                        -------------------------  -------------------------
                                                          Shares        Amount       Shares        Amount
         Class III:                                     -----------  ------------  -----------  ------------
         Shares sold                                      6,173,753  $ 74,538,295    5,244,492  $ 56,043,036
         Shares issued to shareholders
           in reinvestment of distributions                 390,294     4,550,832      451,024     4,887,978
         Shares repurchased                              (2,703,193)  (32,178,920)  (1,401,885)  (15,095,279)
                                                        -----------  ------------  -----------  ------------
         Net increase                                     3,860,854  $ 46,910,207    4,293,631  $ 45,835,735
                                                        ===========  ============  ===========  ============

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 98.3%
               AUTO & TRANSPORTATION -- 5.6%
       82,400  AMR Corp*                                                     839,656
       89,800  Burlington Northern Santa Fe Railroad Co                    2,582,648
       23,300  CSX Corp                                                      811,539
       61,100  Delta Air Lines Inc                                         1,073,527
        7,900  Eaton Corp                                                    558,846
       55,300  FedEx Corp                                                  2,618,455
      210,593  Ford Motor Co                                               2,478,680
      143,013  General Motors Corp                                         6,844,602
       16,400  Genuine Parts Co                                              545,300
       34,000  Goodyear Tire & Rubber Co                                     459,680
       24,100  Harley Davidson Inc                                         1,186,443
       50,100  Norfolk Southern Corp                                       1,048,593
       16,500  Paccar Inc                                                    582,615
       13,400  SPX Corp*                                                   1,455,240
       32,900  TRW Inc                                                     1,888,460
        9,000  Union Pacific Corp                                            544,950
                                                                        ------------
                                                                          25,519,234
                                                                        ------------
               CONSUMER DISCRETIONARY -- 12.6%
       58,200  Amazon.com Inc*                                               869,508
       56,600  Autonation Inc*                                               747,120
       30,300  Autozone Inc*                                               2,192,205
       38,300  Best Buy Co Inc*                                              811,960
       12,600  Black and Decker Corp                                         565,362
       27,000  CDW Computer Centers Inc*                                   1,158,840
       66,600  Circuit City Stores Inc                                       928,404
       26,300  Clear Channel Communications Inc*                             898,934
       47,100  Clorox Co                                                   2,028,126
       37,100  Dollar Tree Stores Inc*                                       913,031
       67,800  Eastman Kodak Co                                            2,070,612
       18,800  Estee Lauder Cos Inc                                          563,060
        8,600  Expedia Inc*                                                  433,784
       32,500  Federated Department Stores Inc*                            1,166,750
       12,200  Fortune Brands Inc                                            640,134
       68,200  Fox Entertainment Group Inc, Class A*                       1,522,906
       85,900  Gillette Co                                                 2,708,427
       15,800  Harrahs Entertainment Inc*                                    751,132
       90,700  Hilton Hotels Corp                                          1,043,957

              See accompanying notes to the financial statements.              1

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
       22,900  Home Depot Inc                                                754,097
       11,900  International Flavors & Fragrances Inc                        383,775
       36,300  Interpublic Group Inc                                         661,749
       36,600  Jones Apparel Group Inc*                                    1,320,894
       27,200  Kohls Corp*                                                 1,896,384
        5,500  Leggett & Platt Inc                                           127,325
      144,900  Liberty Media Corp, Class A*                                1,211,364
       99,000  Limited Brands Inc                                          1,513,710
       13,700  Manpower Inc                                                  453,744
       53,300  May Department Stores Co                                    1,563,289
       31,700  MGM Grand Inc*                                              1,125,033
        9,200  Mohawk Industries Inc*                                        455,400
       25,100  Newell Rubbermaid Inc                                         868,460
       23,000  Nike Inc, Class B                                             993,140
       78,600  Office Depot Inc*                                           1,015,512
       25,600  Penney (JC) Co Inc                                            444,416
       14,000  R.R. Donnelley and Sons                                       369,320
       47,900  RadioShack Corp                                             1,043,741
       18,100  Robert Half International Inc*                                313,492
       13,200  Ross Stores Inc                                               476,652
       91,700  Sears Roebuck & Co                                          4,173,267
       93,500  Staples Inc*                                                1,299,650
       49,400  Starbucks Corp*                                               992,940
       14,400  Target Corp                                                   492,480
       26,800  Tiffany & Co                                                  664,640
       18,700  Toys R Us Inc*                                                249,271
        9,200  VF Corp                                                       373,612
       33,400  Viacom Inc, Class A*                                        1,359,380
       48,200  Viacom Inc, Class B*                                        1,961,740
      115,400  Wal Mart Stores Inc                                         6,171,592
       12,300  Whirlpool Corp                                                680,313
                                                                        ------------
                                                                          57,424,634
                                                                        ------------
               CONSUMER STAPLES -- 8.8%
       47,576  Albertsons Inc                                              1,223,655
       48,200  Anheuser Busch Cos Inc                                      2,562,312
       30,600  Campbell Soup Co                                              708,390
      228,300  Coca Cola Co                                               11,643,300
       19,100  Coca Cola Enterprises Inc                                     386,011
       65,600  ConAgra Foods Inc                                           1,724,624

2             See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CONSUMER STAPLES -- CONTINUED
       23,100  Heinz (HJ) Co                                                 872,487
        1,006  JM Smucker Co                                                  36,568
       27,300  Kellogg Co                                                    877,968
       52,900  Pepsico Inc                                                 2,092,195
      143,200  Procter and Gamble Co                                      12,694,680
       95,900  Rite Aid Corp*                                                201,390
       74,000  Safeway Inc*                                                1,910,680
       53,500  Sara Lee Corp                                                 986,540
       21,200  Supervalu Inc                                                 440,324
       46,500  Walgreen Co                                                 1,615,875
          500  Winn-Dixie Stores Inc                                           8,075
                                                                        ------------
                                                                          39,985,074
                                                                        ------------
               FINANCIAL SERVICES -- 17.4%
       99,800  Allstate Corp                                               3,714,556
      155,600  American Express Co                                         5,610,936
       23,200  Amsouth Bancorp                                               521,304
       15,700  Automatic Data Processing Inc                                 592,989
      130,764  Bank of America Corp                                        9,163,941
       51,800  Bank One Corp                                               2,121,210
       32,221  Bear Stearns Cos Inc                                        2,059,889
       19,675  Charter One Financial Inc                                     663,048
       15,100  Cigna Corp                                                  1,285,312
       42,000  Citigroup Inc                                               1,375,500
       13,700  CNA Financial Corp*                                           375,517
       27,100  Comerica Inc                                                1,585,350
       12,500  Compass Bankshares Inc                                        419,875
      104,000  Conseco Inc*                                                   14,040
       27,700  Countrywide Credit Industries Inc                           1,453,973
       15,000  Dun & Bradstreet Corp*                                        529,350
        6,800  Edwards (AG) Inc                                              255,952
       44,500  Equifax Inc                                                 1,035,960
       89,146  FleetBoston Financial Corp                                  2,151,093
       31,200  Franklin Resources Inc                                      1,092,000
        8,100  Greenpoint Financial Corp                                     413,100
        6,600  Hartford Financial Services Group Inc                         330,132
       47,900  Household International Inc                                 1,729,669
       18,700  Hudson City Bancorp Inc                                       346,324
       57,100  Huntington Bancshares Inc                                   1,152,849
       66,240  J.P. Morgan Chase & Co                                      1,748,736

              See accompanying notes to the financial statements.              3

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
       46,800  Key Corp                                                    1,255,644
       11,900  Lehman Brothers Holdings Inc                                  678,419
       13,400  Lincoln National Corp                                         496,470
       17,600  Marsh & McLennan Cos Inc                                      856,240
       25,300  MBIA Inc                                                    1,162,788
       62,500  Merrill Lynch & Co Inc                                      2,263,750
       45,500  MGIC Investment Corp                                        2,739,555
       23,400  Moody's Corp                                                1,130,688
       81,500  Morgan Stanley Dean Witter & Co                             3,481,680
       47,400  National City Corp                                          1,477,458
        9,700  Old Republic International Corp                               311,370
       35,800  PMI Group Inc                                               1,213,620
       19,100  PNC Bank Corp                                                 880,319
       53,800  Providian Financial Corp*                                     305,584
       16,100  Radian Group Inc                                              699,706
       26,200  Regions Financial Corp                                        935,864
        9,400  Southtrust Corp                                               246,656
       56,900  Stilwell Financial Inc                                        793,186
       16,000  Suntrust Banks Inc                                          1,080,160
       13,800  T. Rowe Price Group Inc                                       390,402
       23,700  Torchmark Corp                                                885,195
          583  Travelers Property Casualty Corp, Class A*                      9,165
        1,198  Travelers Property Casualty Corp, Class B*                     19,515
       19,500  Union Planters Corp                                           605,670
       21,100  UnionBanCal Corp                                              949,500
       60,900  Unumprovident Corp                                          1,410,444
      100,000  Wachovia Corp                                               3,685,000
       64,200  Washington Mutual Inc                                       2,427,402
      102,100  Wells Fargo & Co                                            5,328,599
                                                                        ------------
                                                                          79,462,654
                                                                        ------------
               HEALTH CARE -- 12.1%
       23,800  Abbott Laboratories                                           952,714
       64,800  Aetna Inc                                                   2,761,128
       68,700  Boston Scientific Corp*                                     2,002,605
      123,000  Bristol Myers Squibb Co                                     3,068,850
       22,400  Genentech Inc*                                                734,496
       50,200  Guidant Corp*                                               1,847,360
      179,020  Johnson & Johnson                                           9,722,576
       57,900  Medtronic Inc                                               2,384,322

4             See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               HEALTH CARE -- CONTINUED
      336,500  Merck & Co Inc                                             16,999,980
        7,300  Millipore Corp                                                257,617
       25,200  Oxford Health Plans Inc*                                    1,021,860
        7,800  Patterson Dental Co*                                          372,060
      165,150  Pfizer Inc                                                  5,463,162
      252,100  Schering Plough Corp                                        5,818,468
       23,500  Wellpoint Health Network Inc*                               1,747,695
                                                                        ------------
                                                                          55,154,893
                                                                        ------------
               INTEGRATED OILS -- 2.2%
      116,600  Conoco Inc                                                  2,862,530
       30,554  Exxon Mobil Corp                                            1,083,139
      107,600  Marathon Oil Corp                                           2,663,100
       32,800  Occidental Petroleum Corp                                     974,160
       44,000  Phillips Petroleum Co                                       2,313,520
                                                                        ------------
                                                                           9,896,449
                                                                        ------------
               MATERIALS & PROCESSING -- 2.7%
        7,600  3 M Co                                                        949,620
       20,800  Ashland Inc                                                   596,128
       15,000  Avery Dennison Corp                                           946,800
       20,800  Cooper Industries Ltd                                         680,576
       51,200  Du Pont (E.I.) De Nemours                                   2,063,872
        9,300  Eastman Chemical Co                                           417,291
       11,600  Ecolab Inc                                                    522,464
        3,100  Fluor Corp                                                     85,746
        9,500  Kinder Morgan Energy Partners                                 309,320
       12,500  Lowes Cos Inc                                                 517,250
       23,200  MeadWestvaco Corp                                             540,328
        7,000  Nucor Corp                                                    350,280
       17,700  PPG Industries Inc                                            995,979
       26,400  Praxair Inc                                                 1,479,192
       51,000  Sealed Air Corp*                                              789,990
       35,000  Sherwin Williams Co                                           945,000
                                                                        ------------
                                                                          12,189,836
                                                                        ------------
               OTHER -- 2.7%
       50,900  General Electric Co                                         1,534,635
      157,700  Honeywell International Inc                                 4,723,115

              See accompanying notes to the financial statements.              5

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               OTHER -- CONTINUED
       12,500  Illinois Tool Works Inc                                       856,500
       12,600  Ingersoll Rand Co                                             473,130
       18,000  ITT Industries Inc                                          1,223,640
       20,400  Johnson Controls Inc                                        1,760,316
       28,900  Textron Inc                                                 1,122,765
       17,700  Westwood One Inc*                                             618,261
                                                                        ------------
                                                                          12,312,362
                                                                        ------------
               OTHER ENERGY -- 0.7%
       13,400  Apache Corp                                                   737,804
       16,300  Devon Energy Corp                                             766,100
       34,700  Schlumberger Ltd                                            1,499,387
       13,300  Transocean Sedco Forex Inc                                    325,850
                                                                        ------------
                                                                           3,329,141
                                                                        ------------
               PRODUCER DURABLES -- 4.9%
       27,700  American Power Conversion Corp*                               346,527
       98,100  Applied Materials Inc*                                      1,310,616
       50,800  Boeing Co                                                   1,883,156
       23,600  Caterpillar Inc                                             1,029,904
       15,000  Danaher Corp                                                  902,250
       17,000  Deere (John) and Co                                           780,640
       21,700  Emerson Electric Co                                         1,058,526
       13,000  Grainger (WW) Inc                                             585,650
       21,300  Horton (DR) Inc                                               442,188
       18,100  Lexmark International Group Inc*                              854,320
       59,900  Lockheed Martin Corp                                        3,792,868
       16,500  Northrop Grumman Corp                                       2,026,200
       17,100  Parker-Hannifin Corp                                          693,576
       30,200  Pitney Bowes Inc                                            1,094,750
       17,100  Teradyne Inc*                                                 216,315
       66,800  Tyco International Ltd                                      1,048,092
       49,100  United Technologies Corp                                    2,916,049
      188,100  Xerox Corp*                                                 1,318,581
                                                                        ------------
                                                                          22,300,208
                                                                        ------------
               TECHNOLOGY -- 14.2%
       21,000  Adobe Systems Inc                                             422,100
        1,065  Agere Systems Inc*                                              1,693

6             See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
       23,100  Analog Devices Inc*                                           556,710
       48,900  Apple Computer Inc*                                           721,275
       17,200  Applera Corp-Applied Biosystems Group                         340,732
        2,500  Ascential Software Corp*                                        5,475
       57,100  BMC Software Inc*                                             793,690
       21,000  Ceridian Corp*                                                337,470
       15,800  ChoicePoint Inc*                                              678,926
      872,200  Cisco Systems Inc*                                         12,053,804
       92,300  Computer Associates International Inc                       1,033,760
       37,900  Computer Sciences Corp*                                     1,395,857
       95,100  Compuware Corp*                                               345,213
       90,900  Corning Inc*                                                  181,800
      205,300  Dell Computer Corp*                                         5,465,086
       45,500  Fiserv Inc*                                                 1,674,855
      140,400  Gateway Inc*                                                  491,400
      130,700  Hewlett Packard Co                                          1,755,301
       18,300  IBM Corp                                                    1,379,454
      832,000  Intel Corp                                                 13,869,440
       98,900  Lucent Technologies Inc*                                      171,097
       40,500  Maxim Integrated Products Inc*                              1,280,205
       28,350  Microchip Technology Inc*                                     596,768
       47,600  Microsoft Corp*                                             2,336,208
       63,800  Motorola Inc                                                  765,600
       75,300  Network Appliance Inc*                                        718,362
       32,500  Network Associates Inc*                                       422,500
      719,200  Oracle Corp*                                                6,897,128
       68,700  Raytheon Co                                                 2,404,500
       23,100  Rockwell International Corp                                   425,502
       72,600  Siebel Systems Inc*                                           614,922
       46,000  Symantec Co*                                                1,315,600
      106,700  Tellabs Inc*                                                  602,855
       45,900  Xilinx Inc*                                                   886,788
      163,300  Yahoo! Inc*                                                 1,680,357
                                                                        ------------
                                                                          64,622,433
                                                                        ------------
               U.S. GOVERNMENT AGENCY -- 3.8%
      153,700  Fannie Mae                                                 11,647,386
       87,100  Freddie Mac                                                 5,583,110
                                                                        ------------
                                                                          17,230,496
                                                                        ------------

              See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               UTILITIES -- 10.6%
       14,400  Ameren Corp                                                   634,320
       11,900  American Electric Power Inc                                   405,790
      894,032  AT & T Corp                                                10,925,071
       93,300  Bellsouth Corp                                              2,175,756
       16,900  Cinergy Corp                                                  581,360
       27,000  CMS Energy Corp                                               285,120
       19,700  Consolidated Edison Inc                                       801,593
        8,900  Constellation Energy Group Inc                                249,289
       17,200  DTE Energy Co                                                 738,052
       75,300  Edison International*                                         902,094
       23,600  Entergy Corp                                                  995,684
       17,557  Firstenergy Corp                                              579,381
       15,600  FPL Group Inc                                                 890,448
      105,100  PG & E Corp*                                                1,192,885
       13,900  Pinnacle West Capital Corp                                    464,399
       20,900  Public Service Enterprise Group Inc                           735,680
       24,700  Reliant Energy Inc                                            292,695
      357,114  SBC Communications Inc                                      8,835,000
       24,100  Sempra Energy                                                 578,641
       29,600  Southern Co                                                   857,216
      221,800  Sprint Corp (Fon Group)                                     2,572,880
       17,700  TXU Corp                                                      855,972
      379,084  Verizon Communications Inc                                 11,751,604
                                                                        ------------
                                                                          48,300,930
                                                                        ------------

               TOTAL COMMON STOCKS (COST $540,558,004)                   447,728,344
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 7.9%
               CASH EQUIVALENTS -- 3.0%
    5,523,542  Dreyfus Money Market Fund(a)                                5,523,542
$   5,022,812  Harris Trust & Savings Bank Eurodollar Time Deposit,
                 1.80%, due 9/18/02(a)                                     5,022,812
    3,264,828  Merrimac Money Market Fund(a)                               3,264,828
                                                                        ------------
                                                                          13,811,182
                                                                        ------------
               U.S. GOVERNMENT -- 0.4%
$   1,700,000  U.S. Treasury Bill, 1.64%, due 9/5/02(b)                    1,699,680
                                                                        ------------

              See accompanying notes to the financial statements.
8

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 4.5%
$  20,358,423  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/30/02, due 9/3/02, with a maturity value of
               $20,360,346 and an effective yield of 0.85%,
               collateralized by a U.S. Treasury Bond with a rate of
               8.125%, maturity date of 8/15/19 and market value,
               including accrued interest of $20,775,731.                 20,358,423
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $35,869,285)            35,869,285
                                                                        ------------
               TOTAL INVESTMENTS -- 106.2%
               (Cost $576,427,289)                                       483,597,629

               Other Assets and Liabilities (net) -- (6.2%)              (28,283,116)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $455,314,513
                                                                        ============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

(a)  Represents investment of security lending collateral (Note 1).

(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

              See accompanying notes to the financial statements.              9

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $13,177,511 (cost $576,427,289) (Note 1)                  $483,597,629
   Cash                                                              1,737
   Receivable for investments sold                               3,509,115
   Dividends and interest receivable                               699,759
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 86,239
   Receivable for expenses reimbursed by Manager (Note 2)           15,934
                                                              ------------

      Total assets                                             487,910,413
                                                              ------------

LIABILITIES:
   Payable for investments purchased                            18,551,068
   Payable upon return of securities loaned (Note 1)            13,811,182
   Payable to affiliate for (Note 2):
      Management fee                                               126,908
      Shareholder service fee                                       45,550
   Accrued expenses                                                 61,192
                                                              ------------

      Total liabilities                                         32,595,900
                                                              ------------
NET ASSETS                                                    $455,314,513
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $592,492,063
   Accumulated undistributed net investment income               1,017,370
   Accumulated net realized loss                               (45,374,189)
   Net unrealized depreciation                                 (92,820,731)
                                                              ------------
                                                              $455,314,513
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $136,121,890
                                                              ============
   Class IV shares                                            $319,192,623
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    14,492,499
                                                              ============
   Class IV                                                     33,997,800
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       9.39
                                                              ============
   Class IV                                                   $       9.39
                                                              ============

10            See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                  $  3,578,709
   Interest (including securities lending income of $19,856)       110,410
                                                              ------------

         Total income                                            3,689,119
                                                              ------------
EXPENSES:
   Management fee (Note 2)                                         767,594
   Custodian and transfer agent fees                                54,280
   Audit fees                                                       17,664
   Legal fees                                                        9,862
   Trustees fees (Note 2)                                            4,690
   Registration fees                                                 1,472
   Miscellaneous                                                     3,949
   Fees reimbursed by Manager (Note 2)                             (87,117)
                                                              ------------
                                                                   772,394
   Shareholder service fee (Note 2) - Class III                    145,780
   Shareholder service fee (Note 2) - Class IV                     142,188
                                                              ------------
      Net expenses                                               1,060,362
                                                              ------------

         Net investment income                                   2,628,757
                                                              ------------

REALIZED AND UNREALIZED LOSS:
   Net realized loss on:
      Investments                                              (11,381,291)
      Closed futures contracts                                  (3,360,488)
                                                              ------------

         Net realized loss                                     (14,741,779)
                                                              ------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              (72,151,019)
      Open futures contracts                                       (31,547)
                                                              ------------

         Net unrealized loss                                   (72,182,566)
                                                              ------------

      Net realized and unrealized loss                         (86,924,345)
                                                              ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(84,295,588)
                                                              ============

              See accompanying notes to the financial statements.             11

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  2,628,757      $   4,400,065
   Net realized loss                                        (14,741,779)       (25,790,130)
   Change in net unrealized appreciation (depreciation)     (72,182,566)        (7,702,275)
                                                           ------------      -------------

   Net decrease in net assets from operations               (84,295,588)       (29,092,340)
                                                           ------------      -------------

Distributions to shareholders from:
   Net investment income
      Class III                                                (938,436)        (2,265,734)
      Class IV                                               (1,549,556)        (1,907,569)
                                                           ------------      -------------
      Total distributions from net investment income         (2,487,992)        (4,173,303)
                                                           ------------      -------------
   Net share transactions: (Note 5)
      Class III                                              43,035,336       (111,901,886)
      Class IV                                              117,764,082        266,034,460
                                                           ------------      -------------
   Increase in net assets resulting from net share
    transactions                                            160,799,418        154,132,574
                                                           ------------      -------------

      Total increase in net assets                           74,015,838        120,866,931
NET ASSETS:
   Beginning of period                                      381,298,675        260,431,744
                                                           ------------      -------------
   End of period (including accumulated undistributed
    net investment income of $1,017,370 and $876,605,
    respectively)                                          $455,314,513      $ 381,298,675
                                                           ============      =============

12            See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                     YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ----------------------------------------------------------------
                                            (UNAUDITED)        2002         2001         2000         1999          1998
                                          ----------------  -----------  -----------  -----------  -----------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  11.23       $  12.29     $  14.35     $  14.26     $  14.05    $      12.98
                                              --------       --------     --------     --------     --------    ------------

Income from investment operations:
   Net investment income                          0.06+          0.15+        0.17+        0.20         0.18            0.22
   Net realized and unrealized
     gain (loss)                                 (1.85)         (1.07)       (0.20)        1.94         1.99            4.07
                                              --------       --------     --------     --------     --------    ------------

      Total from investment operations           (1.79)         (0.92)       (0.03)++      2.14         2.17            4.29
                                              --------       --------     --------     --------     --------    ------------

Less distributions to shareholders:
   From net investment income                    (0.05)         (0.14)       (0.19)       (0.19)       (0.19)          (0.22)
   From net realized gains                          --             --        (1.84)       (1.86)       (1.77)          (3.00)
                                              --------       --------     --------     --------     --------    ------------

      Total distributions                        (0.05)         (0.14)       (2.03)       (2.05)       (1.96)          (3.22)
                                              --------       --------     --------     --------     --------    ------------
NET ASSET VALUE, END OF PERIOD                $   9.39       $  11.23     $  12.29     $  14.35     $  14.26    $      14.05
                                              ========       ========     ========     ========     ========    ============
TOTAL RETURN(a)                                 (15.98)%**      (7.53)%      (0.83)%      15.10%       16.29%          37.82%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $136,122       $133,203     $260,432     $321,786     $227,158    $     99,922
   Net expenses to average daily net
     assets                                       0.48%*         0.48%        0.48%        0.48%        0.48%           0.48%
   Net investment income to average
     daily net assets                             1.09%*         1.24%        1.20%        1.34%        1.35%           1.66%
   Portfolio turnover rate                          28%            85%          82%         108%          77%             70%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.04%*         0.03%        0.05%        0.05%        0.25%           0.28%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+    Computed using averge shares outstanding throughout the period.
++ The amount shown for a share outstanding does not correspond with the net increase in net assets from operations due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
*    Annualized.
**   Not annualized.

              See accompanying notes to the financial statements.             13

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                PERIOD FROM
                                                                                JULY 2, 2001
                                                         SIX MONTHS ENDED      (COMMENCEMENT
                                                         AUGUST 31, 2002   OF OPERATIONS) THROUGH
                                                           (UNAUDITED)       FEBRUARY 28, 2002
                                                         ----------------  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  11.23             $  12.32
                                                             --------             --------

Income from investment operations:
   Net investment income                                         0.06+                0.10+
   Net realized and unrealized loss                             (1.84)               (1.08)
                                                             --------             --------

      Total from investment operations                          (1.78)               (0.98)
                                                             --------             --------

Less distributions to shareholders:
   From net investment income                                   (0.06)               (0.11)
                                                             --------             --------

      Total distributions                                       (0.06)               (0.11)
                                                             --------             --------
NET ASSET VALUE, END OF PERIOD                               $   9.39             $  11.23
                                                             ========             ========
TOTAL RETURN(a)                                                (15.95)%**            (8.00)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                         $319,193             $248,095
   Net expenses to average daily net assets                      0.44%*               0.44%*
   Net investment income to average daily net assets             1.16%*               1.37%*
   Portfolio turnover rate                                         28%                  85%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                                   0.04%*               0.04%*

(a) The total returns would have been lower had certain expenses not been reimbursed during the period shown.
+    Computed using averge shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

14            See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Tobacco-Free Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in U.S. equity securities. The Fund's benchmark is the S&P 500 Index.

      Throughout the six months ended August 31, 2002, the Fund had two classes of shares outstanding: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2002.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund loaned securities having a market value of $13,177,511 collateralized by cash in the amount of $13,811,182, which was invested in short-term instruments.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by a specific spread. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2002 the Fund held no open swap agreements.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $24,719,851 expiring in 2010. The Fund elected to defer to March 1, 2002 post-October losses of $8,692.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .105% for Class IV shares.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed the management fee.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002 was $4,690. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $288,188,311 and $120,835,909, respectively.

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $576,427,289     $11,648,208      $(104,477,708)    $(92,829,500)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 61.0% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months Ended
                                                             August 31, 2002                Year Ended
                                                               (Unaudited)              February 28, 2002
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
         Class III:                                     -----------  -------------  -----------  -------------
         Shares sold                                     14,309,631  $ 159,937,269    9,762,326  $ 118,497,001
         Shares issued in reinvestment of
           distributions                                     60,159        656,667      146,377      1,687,074
         Shares repurchased                             (11,733,679)  (117,558,600) (19,237,964)  (232,085,961)
                                                        -----------  -------------  -----------  -------------
         Net increase (decrease)                          2,636,111  $  43,035,336   (9,329,261) $(111,901,886)
                                                        ===========  =============  ===========  =============

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   Period from July 2, 2001
                                                            Six Months Ended           (commencement of
                                                            August 31, 2002              operations)
                                                              (Unaudited)         through February 28, 2002
                                                        ------------------------  --------------------------
                                                          Shares       Amount       Shares        Amount
         Class IV:                                      ----------  ------------  -----------  -------------
         Shares sold                                    11,756,320  $116,214,526  22,613,569   $272,126,891
         Shares issued in reinvestment of
           distributions                                   148,188     1,549,556     169,378      1,907,569
         Shares repurchased                                     --            --    (689,655)    (8,000,000)
                                                        ----------  ------------  ----------   ------------
         Net increase                                   11,904,508  $117,764,082  22,093,292   $266,034,460
                                                        ==========  ============  ==========   ============

      The Fund's Class IV was started with an initial transfer of paid in capital of $100,653,595 from Class III. This transfer is included in the transaction amounts above.

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

                           Number of                                                   Contract   Net Unrealized
                           Contracts                       Type      Expiration Date    Value      Appreciation
         ---------------------------------------------  -----------  ---------------  ----------  --------------

                             Buys
                              10                            S&P 500   September 2002  $2,290,250      $8,929

      At August 31, 2002 the Fund had sufficient cash and/or securities to cover margin requirements of the relevant broker or exchange.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.0%
    1,007,351  GMO Emerging Countries Fund, Class III                      8,955,351
      435,044  GMO Emerging Country Debt Fund, Class III                   3,880,589
    1,189,579  GMO Emerging Markets Fund, Class III                       10,896,540
    1,057,531  GMO International Growth Fund, Class III                   19,828,714
    2,482,108  GMO International Intrinsic Value Fund, Class III          44,826,870
      812,142  GMO International Small Companies Fund, Class III           8,478,757
                                                                        ------------
               TOTAL MUTUAL FUNDS (COST $99,900,407)                      96,866,821
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 0.0%
               REPURCHASE AGREEMENTS -- 0.0%
$      20,862  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/30/02, due 9/3/02, with a maturity value of $20,864
               and an effective yield of 1.97%, collateralized by a
               U.S. Treasury Bond with a rate of 8.125%, maturity date
               of 8/15/19 and a market value, including accrued
               interest of $27,354.                                           20,862
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $20,862)                    20,862
                                                                        ------------
               TOTAL INVESTMENTS -- 100.0%
               (Cost $99,921,269)                                         96,887,683

               Other Assets and Liabilities (net) -- (0.0%)                   (8,641)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $ 96,879,042
                                                                        ============

              See accompanying notes to the financial statements.              1

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $99,921,269) (Note 1)          $96,887,683
   Receivable for expenses reimbursed by Manager (Note 2)           2,852
                                                              -----------
      Total assets                                             96,890,535
                                                              -----------

LIABILITIES:
   Accrued expenses                                                11,493
                                                              -----------
      Total liabilities                                            11,493
                                                              -----------
NET ASSETS                                                    $96,879,042
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $107,212,595
   Accumulated undistributed net investment income                500,718
   Accumulated net realized loss                               (7,800,685)
   Net unrealized depreciation                                 (3,033,586)
                                                              -----------
                                                              $96,879,042
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $96,879,042
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                   10,985,994
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      8.82
                                                              ===========

2             See accompanying notes to the financial statements.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $   505,187
   Interest                                                         1,486
                                                              -----------
      Total income                                                506,673
                                                              -----------
EXPENSES:
   Audit fees                                                       7,912
   Custodian and transfer agent fees                                4,784
   Legal fees                                                       1,472
   Registration fees                                                1,472
   Trustees fees (Note 2)                                             646
   Miscellaneous                                                      893
   Fees reimbursed by Manager (Note 2)                            (16,533)
                                                              -----------
      Net expenses                                                    646
                                                              -----------
            Net investment income                                 506,027
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                                  77,190
      Realized gains distributions from investment company
      shares                                                       22,325
                                                              -----------

         Net realized gain                                         99,515
                                                              -----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                (1,976,293)
                                                              -----------

      Net realized and unrealized loss                         (1,876,778)
                                                              -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(1,370,751)
                                                              ===========

              See accompanying notes to the financial statements.              3

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   506,027        $ 1,880,452
   Net realized gain (loss)                                     99,515         (4,468,470)
   Change in net unrealized appreciation (depreciation)     (1,976,293)        (1,997,367)
                                                           -----------        -----------
   Net decrease in net assets from operations               (1,370,751)        (4,585,385)
                                                           -----------        -----------

Distributions to shareholders from:
   Net investment income
      Class III                                             (1,880,299)        (1,638,687)
                                                           -----------        -----------
      Total distributions from net investment income        (1,880,299)        (1,638,687)
                                                           -----------        -----------
   Net share transactions: (Note 5)
      Class III                                             34,418,180         (1,039,236)
                                                           -----------        -----------
   Increase (decrease) in net assets resulting from net
    share transactions                                      34,418,180         (1,039,236)
                                                           -----------        -----------
      Total increase (decrease) in net assets               31,167,130         (7,263,308)
NET ASSETS:
   Beginning of period                                      65,711,912         72,975,220
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $500,718 and $1,874,990,
    respectively)                                          $96,879,042        $65,711,912
                                                           ===========        ===========

4             See accompanying notes to the financial statements.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   -------------------------------------------------------------
                                            (UNAUDITED)        2002         2001         2000         1999        1998*
                                          ----------------  -----------  -----------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  9.02         $  9.67      $  9.87      $  8.28      $ 10.18     $ 10.41
                                              -------         -------      -------      -------      -------     -------

Income from investment operations:
   Net investment income(a)                      0.06+           0.25+        0.16+        0.22+        0.19+       0.33+
   Net realized and unrealized gain
     (loss)                                     (0.04)          (0.66)       (0.06)        1.73        (1.01)       0.31
                                              -------         -------      -------      -------      -------     -------

      Total from investment operations           0.02           (0.41)        0.10         1.95        (0.82)       0.64
                                              -------         -------      -------      -------      -------     -------

Less distributions to shareholders:
   From net investment income                   (0.22)          (0.24)       (0.30)       (0.08)       (0.50)      (0.29)
   From net realized gains                         --              --           --        (0.28)       (0.58)      (0.58)
                                              -------         -------      -------      -------      -------     -------

      Total distributions                       (0.22)          (0.24)       (0.30)       (0.36)       (1.08)      (0.87)
                                              -------         -------      -------      -------      -------     -------
NET ASSET VALUE, END OF PERIOD                $  8.82         $  9.02      $  9.67      $  9.87      $  8.28     $ 10.18
                                              =======         =======      =======      =======      =======     =======
TOTAL RETURN(b)                                  0.06%**        (4.26)%       0.87%       23.58%       (8.77)%      6.73%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $96,879         $65,712      $72,975      $76,047      $90,161     $85,876
   Net expenses to average daily net
     assets(c)                                   0.00%(d)*       0.00%(d)      0.00%       0.00%        0.00%       0.00%
   Net investment income to average
     daily net assets(a)                         1.30%*          2.83%        1.62%        2.24%        2.06%       3.13%
   Portfolio turnover rate                          9%             50%          14%           8%          36%         16%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.04%*          0.05%        0.05%        0.04%        0.05%       0.09%

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b) The total returns would have been lower had cetain expenses not been reimbursed during the periods shown.
(c) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 1.
(d)  Net expenses to average daily net assets was less than 0.01%.
*    Annualized.
**   Not annualized.
+    Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.              5

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO International Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than the return of the MSCI All Country World Free ex-U.S. Index through investment to varying extents in other Funds of the Trust. The Fund will pursue its objective by investing in Class III shares of international equity and fixed income funds of the Trust. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available or whose values the manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $180,039 and $3,610,151 expiring in 2008 and 2010, respectively. The Fund elected to defer to March 1, 2002 post-October losses of $1,389,463.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Non cash dividends, if any, are recorded at fair market value of the securities received. Interest income is recorded on an accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares. Like the other operating expenses (as described below), the shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds. For the six months ended August 31, 2002, the shareholder service fees incurred indirectly by the Fund were 0.15% of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) plus the amount of fees and expenses, excluding shareholder service fees, and fund expenses (as defined above) incurred indirectly by the Fund through

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      investment in underlying Funds. For the six months ended August 31, 2002, indirect operating expenses (excluding shareholder service fees and fund expenses) and indirect investment expenses incurred by the Fund were 0.658% and 0.007% of the Fund's average daily net assets, respectively.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002 was $646. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $40,361,669 and $7,298,157, respectively.

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $99,921,269       $2,210,587       $(5,244,173)     $(3,033,586)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 28.2% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           Six Months Ended
                                                           August 31, 2002             Year Ended
                                                             (Unaudited)           February 28, 2002
                                                        ----------------------  ------------------------
                                                         Shares      Amount       Shares       Amount
                          Class III:                    ---------  -----------  ----------  ------------
         Shares sold                                    3,688,308  $34,305,499   1,898,333  $ 17,425,743
         Shares issued to shareholders in reinvestment
           of distributions                               178,825    1,691,681     179,905     1,624,546
         Shares repurchased                              (167,267)  (1,579,000) (2,340,194)  (20,089,525)
                                                        ---------  -----------  ----------  ------------
         Net increase (decrease)                        3,699,866  $34,418,180    (261,956) $ (1,039,236)
                                                        =========  ===========  ==========  ============

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)/
    SHARES      DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                DEBT OBLIGATIONS -- 98.9%
                UNITED STATES -- 98.9%
                ASSET BACKED SECURITIES -- 1.0%
     2,932,896  Oasis CBO Ltd, 144A, Variable Rate, 6 mo. LIBOR + .38%,
                  2.50%,
                  due 05/30/11                                                2,756,922
                                                                         --------------
                CORPORATE DEBT -- 2.5%
     6,700,000  JP Morgan and Co. Series MTNA, Variable Rate, CPI +
                  4.00%, 4.97%,
                  due 02/15/12                                                6,700,670
                                                                         --------------
                U.S. GOVERNMENT -- 89.6%
    35,947,427  U.S. Treasury Inflation Indexed Bond, 3.88%, due
                  04/15/29                                                   43,232,399
    44,489,600  U.S. Treasury Inflation Indexed Bond, 3.63%, due
                  04/15/28                                                   51,253,412
    20,361,920  U.S. Treasury Inflation Indexed Bond, 3.50%, due
                  01/15/11                                                   22,076,777
    52,659,578  U.S. Treasury Inflation Indexed Note, 4.25%, due
                  01/15/10                                                   59,480,641
    37,711,766  U.S. Treasury Inflation Indexed Note, 3.88%, due
                  01/15/09(a)                                                41,506,512
    21,156,690  U.S. Treasury Inflation Indexed Note, 3.63%, due
                  01/15/08                                                   22,872,366
                                                                         --------------
                                                                            240,422,107
                                                                         --------------
                U.S. GOVERNMENT AGENCY -- 5.8%
    14,760,720  Tennessee Valley Authority (Indexed Principal), 3.38%,
                  due 01/15/07                                               15,536,950
                                                                         --------------

                TOTAL UNITED STATES                                         265,416,649
                                                                         --------------

                TOTAL DEBT OBLIGATIONS (COST $245,605,539)                  265,416,649
                                                                         --------------
                MUTUAL FUNDS -- 5.8%
       606,874  GMO Alpha LIBOR Fund                                         15,572,380
                                                                         --------------

                TOTAL MUTUAL FUNDS (COST $15,611,580)                        15,572,380
                                                                         --------------

              See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)   DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS -- 0.1%
                REPURCHASE AGREEMENTS -- 0.1%
      172,590   Morgan Stanley Dean Witter & Co. Repurchase Agreement,
                dated 8/30/02, due 9/3/02, with a maturity value of
                $172,606, and an effective yield of 0.85%,
                collateralized by a U.S. Treasury Strip with a rate of
                0.00%, maturity date of 11/15/14, and market value of
                $181,210.                                                       172,590
                                                                         --------------

                TOTAL SHORT-TERM INVESTMENTS (COST $172,590)                    172,590
                                                                         --------------
                TOTAL INVESTMENTS -- 104.8%
                (Cost $261,389,709)                                         281,161,619

                Other Assets and Liabilities (net) -- (4.8%)                (12,849,050)
                                                                         --------------
                TOTAL NET ASSETS -- 100.0%                               $  268,312,569
                                                                         ==============

                NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CBO - Collateralized Bond Obligation

CPI - Consumer Price Index

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2002, which are subject to change based on the terms of the security.

(a) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 6).

2             See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $261,389,709) (Note 1)         $281,161,619
   Receivable for Fund shares sold                                  70,000
   Interest receivable                                           1,894,505
   Receivable for expenses reimbursed by Manager (Note 2)            8,866
                                                              ------------
      Total assets                                             283,134,990
                                                              ------------

LIABILITIES:
   Payable for Fund shares repurchased                                 500
   Payable to affiliate for (Note 2):
      Management fee                                                23,152
      Shareholder service fee                                       34,726
   Payable for reverse repurchase agreements (Notes 1 and 6)    14,705,625
   Accrued expenses and other liabilities                           58,418
                                                              ------------
      Total liabilities                                         14,822,421
                                                              ------------
NET ASSETS                                                    $268,312,569
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $240,574,619
   Accumulated undistributed net investment income               6,560,993
   Accumulated net realized gain                                 1,405,047
   Net unrealized appreciation                                  19,771,910
                                                              ------------
                                                              $268,312,569
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $268,312,569
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    22,443,708
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      11.95
                                                              ============

              See accompanying notes to the financial statements.              3

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $ 6,852,552
   Dividends from investment company shares                       109,936
                                                              -----------
      Total income                                              6,962,488
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        111,956
   Interest expense (Notes 1 and 6)                                99,373
   Custodian and transfer agent fees                               25,852
   Audit fees                                                      13,800
   Legal fees                                                       3,884
   Registration fees                                                1,932
   Trustees fees (Note 2)                                           1,728
   Miscellaneous                                                    1,656
   Fees reimbursed by Manager (Note 2)                            (46,920)
                                                              -----------
                                                                  213,261
   Shareholder service fee (Note 2) - Class III                   167,936
                                                              -----------
      Net expenses                                                381,197
                                                              -----------
         Net investment income                                  6,581,291
                                                              -----------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on:
      Investments                                               1,388,405
      Realized gains distributions from investment company
      shares                                                       57,138
                                                              -----------

         Net realized gain                                      1,445,543
                                                              -----------

      Change in net unrealized appreciation (depreciation)
      on investments                                           16,548,912
                                                              -----------

         Net realized and unrealized gain                      17,994,455
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $24,575,746
                                                              ===========

4             See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  6,581,291      $  3,750,662
   Net realized gain                                          1,445,543         1,199,410
   Change in net unrealized appreciation (depreciation)      16,548,912          (758,918)
                                                           ------------      ------------
   Net increase in net assets from operations                24,575,746         4,191,154
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                                      --        (4,356,432)
                                                           ------------      ------------
      Total distributions from net investment income                 --        (4,356,432)
                                                           ------------      ------------

   Net realized gains
      Class III                                                      --          (663,955)
                                                           ------------      ------------
      Total distributions from net realized gains                    --          (663,955)
                                                           ------------      ------------
                                                                     --        (5,020,387)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                              94,463,038        84,216,157
                                                           ------------      ------------
   Increase in net assets resulting from net share
    transactions                                             94,463,038        84,216,157
                                                           ------------      ------------
      Total increase in net assets                          119,038,784        83,386,924
NET ASSETS:
   Beginning of period                                      149,273,785        65,886,861
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $6,560,993 and
    overdistributed net investment income of $20,298,
    respectively)                                          $268,312,569      $149,273,785
                                                           ============      ============

              See accompanying notes to the financial statements.              5

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED              YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   --------------------------------------------------
                                            (UNAUDITED)        2002      2001(D)    2000     1999      1998*
                                          ----------------  -----------  --------  -------  -------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  10.81       $  10.64    $  9.72   $  9.88  $ 10.04   $ 10.00
                                              --------       --------    -------   -------  -------   -------

Income from investment operations:
   Net investment income                          0.33+          0.30       0.71+     0.65+    0.61      0.42+
   Net realized and unrealized gain
     (loss)                                       0.81           0.29       0.90     (0.30)   (0.18)    (0.04)
                                              --------       --------    -------   -------  -------   -------

      Total from investment operations            1.14           0.59       1.61      0.35     0.43      0.38
                                              --------       --------    -------   -------  -------   -------

Less distributions to shareholders:
   From net investment income                       --          (0.37)     (0.69)    (0.51)   (0.59)    (0.32)
   From net realized gains                          --          (0.05)        --        --       --        --(a)
   From tax return of capital                       --             --         --        --       --     (0.02)
                                              --------       --------    -------   -------  -------   -------

      Total distributions                           --          (0.42)     (0.69)    (0.51)   (0.59)    (0.34)
                                              --------       --------    -------   -------  -------   -------
NET ASSET VALUE, END OF PERIOD                $  11.95       $  10.81    $ 10.64   $  9.72  $  9.88   $ 10.04
                                              ========       ========    =======   =======  =======   =======
TOTAL RETURN(b)                                  10.55%++        5.66%     16.86%     3.57%    4.28%     3.77%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $268,313       $149,274    $65,887   $51,951  $25,147   $25,660
   Net operating expenses to average
     daily net assets(e)                          0.25%**        0.25%      0.25%     0.25%    0.25%     0.25%**
   Interest expense to average daily net
     assets(c)                                    0.09%**        0.17%      0.37%     0.45%      --        --
   Total net expenses to average daily
     net assets                                   0.34%**        0.42%      0.62%     0.70%    0.25%     0.25%**
   Net investment income to average
     daily net assets                             5.88%**        4.15%      6.87%     6.49%    4.93%     4.48%**
   Portfolio turnover rate                          10%            40%        32%      112%      94%        9%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.04%**        0.09%      0.11%     0.13%    0.30%     0.39%**

*    Period from March 31, 1997 (commencement of operations) to February 28,
     1998.
**   Annualized.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.
(a)  The per share distribution from net realized gains was $0.002.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.001, increase net realized and unrealized gains and losses per share by supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.
(e) Net expenses exclude expenses incurred indirectly through investment in GMO Alpha LIBOR Fund.

6             See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Inflation Indexed Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in government bonds that are indexed or otherwise "linked" to general measures of inflation in the country of issue ("inflation indexed bonds"). The Fund's benchmark is the Lehman Brothers Treasury Inflation Notes Index.

      Inflation indexed securities issued by the U.S. Treasury are fixed income securities whose principal value is periodically adjusted according to the rate of U.S. inflation. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect a comparable local inflation index.

      At August 31, 2002, 5.8% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. GMO Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments. The financial statements of the GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      sixty days or less are valued at amortized cost which approximates fair value. Shares of other GMO Funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. At August 31, 2002, the Fund held no open forward currency contracts.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, forward swap spread lock and total return swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates. At August 31, 2002, the Fund held no open swap agreements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund sold may decline below the price at which it is obligated to repurchase them under the agreement. At August 31, 2002, the Fund had entered into a reverse repurchase agreement having a market value of $14,705,625, collateralized by a security with a market value of $15,091,083. See Note 6 for a summary of open reverse repurchase agreements as of August 31, 2002.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statement as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .10% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) and the amount of fees and operating expenses (excluding fund expenses, as defined above) incurred indirectly by the Fund through its investment in the GMO Alpha LIBOR Fund exceed the management fee. For the six months ended August 31, 2002, indirect operating expenses (excluding shareholder service fees and fund expenses) rounded to less than 0.001% of the Fund's average daily net assets, and indirect investment expenses incurred by the Fund were 0.002% of the Fund's average daily net assets.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002 was $1,728. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2002, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                   Purchases       Sales
                                                                  ------------  -----------
         U.S. Government securities                               $110,285,741  $14,448,887
         Investments (non-U.S. Government securities)               14,284,159    7,567,104

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $261,389,709     $19,862,234         $(90,324)      $19,771,910

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2002, 44.0% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2002              Year Ended
                                                              (Unaudited)            February 28, 2002
                                                        ------------------------  ------------------------
                                                          Shares       Amount       Shares       Amount
                                                        ----------  ------------  ----------  ------------
         Class III:
         Shares sold                                    11,808,259  $131,303,552   9,048,815  $ 99,841,544
         Shares issued to shareholders in reinvestment
           of distributions                                     --            --     435,023     4,642,847
         Shares repurchased                             (3,175,369)  (36,840,514) (1,865,029)  (20,268,234)
                                                        ----------  ------------  ----------  ------------
         Net increase                                    8,632,890  $ 94,463,038   7,618,809  $ 84,216,157
                                                        ==========  ============  ==========  ============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      REVERSE REPURCHASE AGREEMENT

         Face Value                         Description                        Market Value
         -----------  -------------------------------------------------------  ------------
                      Barclays Bank, 1.77%, dated 8/8/02, to be repurchased
         $14,705,625  on demand, at face value, plus accrued interest.         $14,705,625
                                                                               ===========

         Average balance outstanding                                   $11,051,851
         Average interest rate                                               1.73%
         Maximum balance outstanding                                   $14,705,625
         Average shares outstanding                                    19,695,514
         Average balance per share outstanding                                .56

      Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.0%
      201,489  GMO Currency Hedged International Equity Fund, Class
                 III                                                        1,263,333
      244,077  GMO Emerging Countries Fund, Class III                       2,169,841
      147,961  GMO Emerging Country Debt Fund, Class III                    1,319,810
      337,088  GMO Emerging Markets Fund, Class III                         3,087,728
        5,810  GMO Growth Fund, Class III                                      88,080
       95,250  GMO Inflation Indexed Bond Fund, Class III                   1,138,235
       75,694  GMO International Bond Fund, Class III                         803,117
      402,841  GMO International Intrinsic Value Fund, Class III            7,275,312
      294,028  GMO International Small Companies Fund, Class III            3,069,655
      337,911  GMO Real Estate Fund, Class III                              3,835,291
      160,566  GMO Small Cap Value Fund, Class III                          2,047,220
    1,493,236  GMO U.S. Core Fund, Class III                               16,156,816
      122,868  GMO Value Fund, Class III                                      921,510
                                                                        -------------
               TOTAL MUTUAL FUNDS (COST $50,827,138)                       43,175,948
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 0.0%
               REPURCHASE AGREEMENTS -- 0.0%
$       8,243  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/30/02, due 9/3/02, with a maturity value of $8,244
               and an effective yield of 0.85%, collateralized by a
               U.S. Treasury Bond with a rate of 8.125%, maturity date
               of 8/15/19 and market value, including accrued interest
               of $13,677.                                                      8,243
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $8,243)                       8,243
                                                                        -------------
               TOTAL INVESTMENTS -- 100.0%
               (Cost $50,835,381)                                          43,184,191

               Other Assets and Liabilities (net) -- (0.0%)                    (8,505)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $  43,175,686
                                                                        =============

              See accompanying notes to the financial statements.              1

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $50,835,381) (Note 1)          $43,184,191
   Receivable for expenses reimbursed by Manager (Note 2)           2,635
                                                              -----------
      Total assets                                             43,186,826
                                                              -----------

LIABILITIES:
   Accrued expenses                                                11,140
                                                              -----------
      Total liabilities                                            11,140
                                                              -----------
NET ASSETS                                                    $43,175,686
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $52,528,736
   Accumulated undistributed net investment income                378,241
   Accumulated net realized loss                               (2,080,101)
   Net unrealized depreciation                                 (7,651,190)
                                                              -----------
                                                              $43,175,686
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $43,175,686
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    5,319,017
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      8.12
                                                              ===========

2             See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $   378,870
   Interest                                                           352
                                                              -----------
      Total income                                                379,222
                                                              -----------
EXPENSES:
   Audit fees                                                       7,912
   Custodian and transfer agent fees                                3,772
   Registration fees                                                1,472
   Legal fees                                                         920
   Trustees fees (Note 2)                                             369
   Miscellaneous                                                      750
   Fees reimbursed by Manager (Note 2)                            (14,826)
                                                              -----------
      Net expenses                                                    369
                                                              -----------
         Net investment income                                    378,853
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                                 230,667
      Realized gains distributions from investment company
      shares                                                       95,547
                                                              -----------

         Net realized gain                                        326,214
                                                              -----------

   Change in net unrealized appreciation (depreciation) on
    investments                                                (2,883,825)
                                                              -----------

      Net realized and unrealized loss                         (2,557,611)
                                                              -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(2,178,758)
                                                              ===========

              See accompanying notes to the financial statements.              3

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   378,853        $ 1,132,202
   Net realized gain (loss)                                    326,214         (1,055,568)
   Change in net unrealized appreciation (depreciation)     (2,883,825)           334,258
                                                           -----------        -----------
   Net increase (decrease) in net assets from
    operations                                              (2,178,758)           410,892
                                                           -----------        -----------

Distributions to shareholders from:
   Net investment income
      Class III                                               (551,632)          (647,084)
                                                           -----------        -----------
      Total distributions from net investment income          (551,632)          (647,084)
                                                           -----------        -----------
   Net realized gains
      Class III                                                     --         (1,066,948)
                                                           -----------        -----------
      Total distributions from net realized gains                   --         (1,066,948)
                                                           -----------        -----------
                                                              (551,632)        (1,714,032)
                                                           -----------        -----------
   Net share transactions: (Note 5)
      Class III                                              5,781,728         (1,348,291)
                                                           -----------        -----------
   Increase (decrease) in net assets resulting from net
    share transactions                                       5,781,728         (1,348,291)
                                                           -----------        -----------
      Total increase (decrease) in net assets                3,051,338         (2,651,431)
NET ASSETS:
   Beginning of period                                      40,124,348         42,775,779
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $378,241 and $551,020,
    respectively)                                          $43,175,686        $40,124,348
                                                           ===========        ===========

4             See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ---------------------------------------------------------------
                                            (UNAUDITED)        2002         2001         2000         1999         1998
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  8.66         $  8.92      $  9.49      $  8.85      $ 10.48      $ 10.30
                                              -------         -------      -------      -------      -------      -------

Income from investment operations:(a)
   Net investment income                         0.06            0.23         0.24         0.25         0.16+        0.26+
   Net realized and unrealized gain
     (loss)                                     (0.49)          (0.14)        0.39         1.45        (0.40)        1.83
                                              -------         -------      -------      -------      -------      -------

      Total from investment operations          (0.43)           0.09         0.63         1.70        (0.24)        2.09
                                              -------         -------      -------      -------      -------      -------

Less distributions to shareholders:
   From net investment income                   (0.11)          (0.13)       (0.51)       (0.43)       (0.56)       (0.26)
   From net realized gains                         --           (0.22)       (0.69)       (0.63)       (0.83)       (1.65)
                                              -------         -------      -------      -------      -------      -------

      Total distributions                       (0.11)          (0.35)       (1.20)       (1.06)       (1.39)       (1.91)
                                              -------         -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                $  8.12         $  8.66      $  8.92      $  9.49      $  8.85      $ 10.48
                                              =======         =======      =======      =======      =======      =======
TOTAL RETURN(b)                                 (5.00)%**        1.12%        6.57%       19.14%       (2.84)%      21.86%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $43,176         $40,124      $42,776      $36,669      $32,474      $45,101
   Net expenses to average daily
     net assets(c)                               0.00%(d)*       0.00%(d)      0.00%       0.00%        0.00%        0.00%
   Net investment income to average
     daily net assets(a)                         1.70%*          2.73%        2.56%        2.63%        1.64%        2.39%
   Portfolio turnover rate                         21%             13%          19%          18%          34%          32%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.07%*          0.07%        0.07%        0.09%        0.07%        0.11%

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Net expenses exclude expenses incurred indirectly through investment in underlying funds. (See Note 1.)
(d)  Net expenses to average daily net assets was less than 0.01%.
*    Annualized.
**   Not annualized.
+    Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.              5

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Global (U.S.+) Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than that of the GMO Global (U.S.+) Equity Index, a benchmark developed by the Manager, through investment to varying extents in other funds of the Trust. The Fund will pursue its objective by investing in Class III shares of domestic equity, international equity, and fixed income funds of the Trust. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/ dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $555,072 expiring in 2010. The Fund elected to defer to March 1, 2002 post-October losses of $701,796.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares. Like the other operating expenses (as described below), the shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds. For the six months ended August 31, 2002, the shareholder service fees incurred indirectly by the Fund were 0.15% of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) plus the amount of fees and expenses, excluding shareholder

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      service fees, and fund expenses (as defined above) incurred indirectly by the Fund through investment in underlying Funds. For the six months ended August 31, 2002, indirect operating expenses (excluding shareholder service fees and fund expenses) and indirect investment expenses incurred by the Fund were 0.489% and 0.009% of the Fund's average daily net assets, respectively.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002 was $369. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $14,684,417 and $8,980,000, respectively.

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $50,835,381        $807,787        $(8,458,977)     $(7,651,190)

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2002, 81.7% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          Six Months Ended
                                                           August 31, 2002          Year Ended
                                                             (Unaudited)         February 28, 2002
                                                        ---------------------  ---------------------
                                                         Shares     Amount      Shares     Amount
         Class III:                                     --------  -----------  --------  -----------
         Shares sold                                     825,551  $ 6,999,057    40,603  $   350,000
         Shares issued to shareholders
           in reinvestment of distributions                8,519       71,389   132,919    1,152,336
         Shares repurchased                             (150,990)  (1,288,718) (330,893)  (2,850,627)
                                                        --------  -----------  --------  -----------
         Net increase (decrease)                         683,080  $ 5,781,728  (157,371) $(1,348,291)
                                                        ========  ===========  ========  ===========

GMO PELICAN FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO PELICAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

 SHARES    DESCRIPTION                                               VALUE ($)
-------------------------------------------------------------------------------
           COMMON STOCKS -- 97.8%
           AUTO & TRANSPORTATION -- 1.7%
   31,800  AMR Corp*                                                    324,042
   25,500  General Motors Corp                                        1,220,430
                                                                    -----------
                                                                      1,544,472
                                                                    -----------
           CONSUMER DISCRETIONARY -- 5.3%
    9,000  Estee Lauder Cos Inc                                         269,550
   56,700  Federated Department Stores Inc*                           2,035,530
   59,000  Fox Entertainment Group Inc, Class A*                      1,317,470
   21,700  Hilton Hotels Corp                                           249,767
   14,600  Kimberly-Clark Corp                                          873,664
                                                                    -----------
                                                                      4,745,981
                                                                    -----------
           CONSUMER STAPLES -- 8.4%
   41,500  CVS Corp                                                   1,219,685
   73,200  Kroger Co*                                                 1,323,456
   52,800  Philip Morris Cos Inc                                      2,640,000
   30,000  Safeway Inc*                                                 774,600
   91,900  Smithfield Foods Inc*                                      1,629,387
                                                                    -----------
                                                                      7,587,128
                                                                    -----------
           FINANCIAL SERVICES -- 27.2%
   52,700  ACE Ltd                                                    1,676,387
   48,800  Allstate Corp                                              1,816,336
   21,500  AON Corp                                                     424,840
   28,400  Bank of America Corp                                       1,990,272
    8,500  Bear Stearns Cos Inc                                         543,405
   40,500  Brandywine Realty Trust                                      916,920
   51,000  Citigroup Inc                                              1,670,250
   76,500  Equity Office Properties Trust, REIT                       2,132,820
   26,500  Equity Residential Properties Trust, REIT                    739,880
   14,300  FleetBoston Financial Corp                                   345,059
   12,800  Greenpoint Financial Corp                                    652,800
   36,000  Mack-Cali Realty Corp, REIT                                1,207,800
   57,000  Nationwide Financial Service, Class A                      1,738,500
   33,000  Simon Property Group Inc, REIT                             1,174,470
   66,503  Travelers Property Casualty Corp, Class A*                 1,045,434
    4,527  Travelers Property Casualty Corp, Class B*                    73,745

              See accompanying notes to the financial statements.              1

GMO PELICAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

 SHARES    DESCRIPTION                                               VALUE ($)
-------------------------------------------------------------------------------
           FINANCIAL SERVICES -- CONTINUED
   33,700  Trizec Properties Inc                                        403,726
   35,000  US Bancorp                                                   752,150
   81,000  Wachovia Corp                                              2,984,850
   39,500  Washington Mutual Inc                                      1,493,495
   14,100  Wells Fargo & Co                                             735,879
                                                                    -----------
                                                                     24,519,018
                                                                    -----------
           HEALTH CARE -- 7.5%
   72,500  Bristol Myers Squibb Co                                    1,808,875
   60,000  Merck & Co Inc                                             3,031,200
   82,000  Schering Plough Corp                                       1,892,560
                                                                    -----------
                                                                      6,732,635
                                                                    -----------
           INTEGRATED OILS -- 7.3%
   15,000  Amerada Hess Corp                                          1,096,500
   54,000  Conoco Inc                                                 1,325,700
   24,500  ConocoPhillips                                             1,288,210
   97,000  Occidental Petroleum Corp                                  2,880,900
                                                                    -----------
                                                                      6,591,310
                                                                    -----------
           MATERIALS & PROCESSING -- 10.2%
   83,500  Cabot Corp                                                 1,990,640
   30,000  Engelhard Corp                                               784,800
   56,000  Freeport-McMoran Copper & Gold*                              917,840
   71,900  Hercules Inc*                                                754,950
   35,000  Olin Corp                                                    665,000
  101,900  Placer Dome Inc                                            1,015,943
   44,400  Sealed Air Corp*                                             687,756
   75,100  Willis Group Holdings Ltd*                                 2,364,899
                                                                    -----------
                                                                      9,181,828
                                                                    -----------
           OTHER -- 4.0%
   19,200  FMC Corp*                                                    543,552
   16,500  Hewitt Associates Inc*                                       464,970
   87,500  Honeywell International Inc                                2,620,625
                                                                    -----------
                                                                      3,629,147
                                                                    -----------

              See accompanying notes to the financial statements.
2

GMO PELICAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

 SHARES    DESCRIPTION                                               VALUE ($)
-------------------------------------------------------------------------------
           OTHER ENERGY -- 1.3%
   15,500  Anadarko Petroleum Corp                                      691,920
   14,500  Valero Energy Corp                                           470,815
                                                                    -----------
                                                                      1,162,735
                                                                    -----------
           PRODUCER DURABLES -- 3.4%
   72,500  Clayton Homes Inc                                            962,075
   19,500  Horton (DR) Inc                                              404,820
    9,000  Lennar Corp                                                  475,200
   28,800  Pitney Bowes Inc                                           1,044,000
    8,500  Toll Brothers Inc*                                           212,500
                                                                    -----------
                                                                      3,098,595
                                                                    -----------
           TECHNOLOGY -- 5.4%
   43,000  Avnet Inc                                                    665,640
   17,000  Electronic Data Systems Corp                                 684,420
   50,800  Hewlett Packard Co                                           682,244
  170,500  Oracle Corp*                                               1,635,095
   13,000  Raytheon Co                                                  455,000
   54,500  Vishay Intertechnology Inc*                                  780,440
                                                                    -----------
                                                                      4,902,839
                                                                    -----------
           U.S. GOVERNMENT AGENCY -- 5.5%
   43,000  Fannie Mae                                                 3,258,540
   26,700  Freddie Mac                                                1,711,470
                                                                    -----------
                                                                      4,970,010
                                                                    -----------
           UTILITIES -- 10.6%
  100,400  Bellsouth Corp                                             2,341,328
   38,600  Questar Corp                                                 962,684
  248,500  Qwest Communications International Inc*                      807,625
   28,200  TXU Corp                                                   1,363,752
  105,900  Verizon Communications Inc                                 3,282,900
   78,300  Xcel Energy Inc                                              756,378
                                                                    -----------
                                                                      9,514,667
                                                                    -----------

           TOTAL COMMON STOCKS (COST $95,943,054)                    88,180,365
                                                                    -----------

              See accompanying notes to the financial statements.              3

GMO PELICAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   PAR
VALUE ($)  DESCRIPTION                                               VALUE ($)
-------------------------------------------------------------------------------
           SHORT-TERM INVESTMENTS -- 2.7%
           REPURCHASE AGREEMENT -- 2.7%
$2,480,000 State Street Bank & Trust Co. Repurchase Agreement,
           dated 8/30/02, due 9/03/02, with a maturity value of
           2,480,138 and an effective yield of 0.50%,
           collateralized by a U.S. Treasury Obligation with a
           rate of 8.87%, maturity date of 2/15/19 and market
           value, including accrued interest of $2,530,250.           2,480,000
                                                                    -----------

           TOTAL SHORT-TERM INVESTMENTS (COST $2,480,000)             2,480,000
                                                                    -----------
           TOTAL INVESTMENTS -- 100.5%
           (Cost $98,423,054)                                        90,660,365

           Other Assets and Liabilities (net) -- (0.5%)                (473,923)
                                                                    -----------
           TOTAL NET ASSETS -- 100.0%                               $90,186,442
                                                                    ===========

           NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

*    Non-income producing security.

4             See accompanying notes to the financial statements.

GMO PELICAN FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $98,423,054) (Note 1)          $90,660,365
   Cash                                                             2,144
   Receivable for Fund shares sold                                  1,000
   Dividends and interest receivable                              135,674
   Receivable for expenses reimbursed by Manager (Note 2)          20,057
                                                              -----------

      Total assets                                             90,819,240
                                                              -----------

LIABILITIES:
   Payable for Fund shares repurchased                            543,309
   Payable to affiliate for (Note 2):
      Management fee                                               56,904
   Accrued expenses                                                32,585
                                                              -----------

      Total liabilities                                           632,798
                                                              -----------
  NET ASSETS                                                  $90,186,442
                                                              -----------

NET ASSETS CONSIST OF:
   Paid-in capital                                            $99,845,062
   Accumulated undistributed net investment income                222,599
   Accumulated net realized loss                               (2,118,530)
   Net unrealized depreciation                                 (7,762,689)
                                                              -----------
                                                              $90,186,442
                                                              ===========

SHARES OUTSTANDING                                             10,471,004
                                                              ===========

NET ASSET VALUE PER SHARE                                     $      8.61
                                                              ===========

              See accompanying notes to the financial statements.              5

GMO PELICAN FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $764)               $  1,094,597
   Interest                                                         15,651
                                                              ------------

      Total income                                               1,110,248
                                                              ------------
EXPENSES:
   Management fee (Note 2)                                         396,500
   Transfer agent fees                                              42,596
   Custodian fees                                                   38,916
   Audit fees                                                       18,952
   Registration fees                                                 8,556
   Legal fees                                                        2,158
   Trustees fees (Note 2)                                            1,154
   Miscellaneous                                                     2,300
   Fees reimbursed by Manager (Note 2)                            (113,436)
                                                              ------------
      Net expenses                                                 397,696
                                                              ------------

         Net investment income                                     712,552
                                                              ------------

REALIZED AND UNREALIZED LOSS:
   Net realized loss on:
      Investments                                               (1,016,103)
   Change in net unrealized appreciation (depreciation) on:
      Investments                                              (15,763,196)
                                                              ------------

      Net realized and unrealized loss                         (16,779,299)
                                                              ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(16,066,747)
                                                              ============

6             See accompanying notes to the financial statements.

GMO PELICAN FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    712,552      $  2,296,627
   Net realized gain (loss)                                  (1,016,103)        6,723,940
   Change in net unrealized appreciation (depreciation)     (15,763,196)       (6,915,483)
                                                           ------------      ------------

   Net increase (decrease) in net assets from
    operations                                              (16,066,747)        2,105,084
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income                                       (892,993)       (2,074,342)
   Net realized gains                                        (6,011,758)       (6,043,272)
                                                           ------------      ------------

                                                             (6,904,751)       (8,117,614)
                                                           ------------      ------------
FUND SHARE TRANSACTIONS: (NOTE 5)
   Proceeds from sale of shares                               4,896,306        14,946,591
   Net asset value of shares issued to shareholders in
    payment of distributions declared                         6,781,266         7,889,110
   Cost of shares repurchased                               (12,818,963)      (18,590,852)
                                                           ------------      ------------
   Net increase (decrease) in net assets resulting from
    Fund share transactions                                  (1,141,391)        4,244,849
                                                           ------------      ------------
      Total decrease in net assets                          (24,112,889)       (1,767,681)
NET ASSETS:
   Beginning of period                                      114,299,331       116,067,012
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $222,599 and $403,040,
    respectively)                                          $ 90,186,442      $114,299,331
                                                           ============      ============

              See accompanying notes to the financial statements.              7

GMO PELICAN FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                       YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   --------------------------------------------------------------------
                                            (UNAUDITED)       2002(B)         2001          2000          1999          1998
                                          ----------------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 10.83         $  11.37      $  11.15      $  15.73      $  17.78      $  16.31
                                              -------         --------      --------      --------      --------      --------

Income from investment operations:
   Net investment income                         0.07             0.22          0.28          0.30          0.30          0.32
   Net realized and unrealized gain
     (loss)                                     (1.60)          0.03(c)         2.68         (0.78)         0.43          4.13
                                              -------         --------      --------      --------      --------      --------

      Total from investment operations          (1.53)            0.25          2.96         (0.48)         0.73          4.45
                                              -------         --------      --------      --------      --------      --------

Less distributions to shareholders:
   From net investment income                   (0.09)           (0.20)        (0.29)        (0.36)        (0.31)        (0.40)
   From net realized gains                      (0.60)           (0.59)        (2.45)        (3.74)        (2.47)        (2.58)
                                              -------         --------      --------      --------      --------      --------

      Total distributions                       (0.69)           (0.79)        (2.74)        (4.10)        (2.78)        (2.98)
                                              -------         --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                $  8.61         $  10.83      $  11.37      $  11.15      $  15.73      $  17.78
                                              =======         ========      ========      ========      ========      ========
TOTAL RETURN(a)                                (14.60)%**         2.17%        28.99%        (5.80)%        3.89%        28.97%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $90,186         $114,299      $116,067      $117,033      $223,937      $236,286
   Net expenses to average daily net
     assets                                      0.75%*           0.75%         0.75%         0.93%         0.95%         0.95%
   Net investment income to average
     daily net assets                            1.35%*           1.97%         2.34%         1.79%         1.68%         1.77%
   Portfolio turnover rate                         31%              72%           36%           32%           34%           28%
   Fees and expenses reimbursed by the
     Manager to average daily net assets         0.21%            0.19%         0.18%         0.09%         0.06%         0.05%

(a) The total return would have been lower had certain expenses not been waived during the period shown.
(b) Effective March 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended Febuary 28, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 2.13% to 1.97%. Per share, ratios and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
(c) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the year ended Feburary 28, 2002 due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
*    Annualized.
**   Not Annualized.

8             See accompanying notes to the financial statements.

GMO PELICAN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Pelican Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC ("the Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term growth of capital primarily through investment in equity securities. The Fund's benchmark is the Standard & Poor's 500 Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term debt obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

GMO PELICAN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2002 there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the

GMO PELICAN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2002 there were no open purchased option contracts.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 2002 there were no open futures contracts.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax

GMO PELICAN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed .75% of average daily net assets.

GMO PELICAN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002, was $1,154. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sale of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $31,451,202 and $31,709,395, respectively.

      At August 31, 2002, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $98,423,054       $7,081,451       $(14,844,140)    $(7,762,689)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 74.6% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust premits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2002       Year Ended February 28,
                                                              (Unaudited)                  2002
                                                        ------------------------  -----------------------
                                                          Shares       Amount       Shares      Amount
                                                        ----------  ------------  ----------  -----------
         Shares sold                                       476,977  $  4,896,306   1,344,982  $14,946,591
         Shares issued to shareholders
           in reinvestment of distributions                731,736     6,781,266     720,167    7,889,110
         Shares repurchased                             (1,292,043)  (12,818,963) (1,716,773) (18,590,852)
                                                        ----------  ------------  ----------  -----------
         Net increase                                      (83,330) $ (1,141,391)    348,376  $ 4,244,849
                                                        ==========  ============  ==========  ===========

GMO PELICAN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

6.    SUBSEQUENT EVENT

      On August 15, 2002, the Board of Trustees approved an Agreement and Plan of Reorganization that provides for the reorganization of the Fund into Evergreen Large Cap Value Fund, a mutual fund within Evergreen Family of Funds managed by Evergreen Investment Management Company, LLC, subject to the approval of the Fund's shareholders.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

       SHARES              DESCRIPTION                                                           VALUE ($)
------------------------------------------------------------------------------------------------------------------
                           COMMON STOCKS -- 96.9%
                           AUTO & TRANSPORTATION -- 1.7%
               68,200      AMR Corp*                                                                       694,958
               53,700      General Motors Corp                                                           2,570,082
                                                                                         -------------------------
                                                                                                         3,265,040
                                                                                         -------------------------
                           CONSUMER DISCRETIONARY -- 5.2%
               19,000      Estee Lauder Cos Inc                                                            569,050
              123,200      Federated Department Stores Inc*                                              4,422,880
              125,000      Fox Entertainment Group Inc, Class A*                                         2,791,250
               46,300      Hilton Hotels Corp                                                              532,913
               31,000      Kimberly-Clark Corp                                                           1,855,040
                                                                                         -------------------------
                                                                                                        10,171,133
                                                                                         -------------------------
                           CONSUMER STAPLES -- 8.3%
               91,500      CVS Corp                                                                      2,689,185
              156,300      Kroger Co*                                                                    2,825,904
              113,500      Philip Morris Cos Inc                                                         5,675,000
               64,200      Safeway Inc*                                                                  1,657,644
              196,600      Smithfield Foods Inc*                                                         3,485,718
                                                                                         -------------------------
                                                                                                        16,333,451
                                                                                         -------------------------
                           FINANCIAL SERVICES -- 27.1%
              112,200      ACE Ltd                                                                       3,569,082
              104,700      Allstate Corp                                                                 3,896,934
               45,400      AON Corp                                                                        897,104
               60,700      Bank of America Corp                                                          4,253,856
               17,900      Bear Stearns Cos Inc                                                          1,144,347
               85,400      Brandywine Realty Trust, REIT                                                 1,933,456
              110,000      Citigroup Inc                                                                 3,602,500
              162,200      Equity Office Properties Trust, REIT                                          4,522,136
               55,600      Equity Residential Properties Trust, REIT                                     1,552,352
               31,300      FleetBoston Financial Corp                                                      755,269
               28,100      Greenpoint Financial Corp                                                     1,433,100
               76,500      Mack-Cali Realty Corp, REIT                                                   2,566,575
              122,200      Nationwide Financial Service, Class A                                         3,727,100
               69,900      Simon Property Group Inc, REIT                                                2,487,741
              143,252      Travelers Property Casualty Corp, Class A*                                    2,251,921
                9,764      Travelers Property Casualty Corp, Class B*                                      159,056

              See accompanying notes to the financial statements.              1

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

       SHARES              DESCRIPTION                                                           VALUE ($)
------------------------------------------------------------------------------------------------------------------
                           FINANCIAL SERVICES -- CONTINUED
               70,878      Trizec Properties Inc                                                           849,118
               83,000      US Bancorp                                                                    1,783,670
              185,600      Wachovia Corp                                                                 6,839,360
               84,450      Washington Mutual Inc                                                         3,193,055
               29,800      Wells Fargo & Co                                                              1,555,262
                                                                                         -------------------------
                                                                                                        52,972,994
                                                                                         -------------------------
                           HEALTH CARE -- 7.4%
              153,900      Bristol Myers Squibb Co                                                       3,839,805
              129,700      Merck & Co Inc                                                                6,552,444
              173,300      Schering Plough Corp                                                          3,999,764
                                                                                         -------------------------
                                                                                                        14,392,013
                                                                                         -------------------------
                           INTEGRATED OILS -- 7.2%
               32,100      Amerada Hess Corp                                                             2,346,510
              111,200      Conoco Inc                                                                    2,729,960
              208,500      Occidental Petroleum Corp                                                     6,192,450
               53,600      Phillips Petroleum Co                                                         2,818,288
                                                                                         -------------------------
                                                                                                        14,087,208
                                                                                         -------------------------
                           MATERIALS & PROCESSING -- 10.1%
              175,900      Cabot Corp                                                                    4,193,456
               64,900      Engelhard Corp                                                                1,697,784
              119,300      Freeport-McMoran Copper & Gold*                                               1,955,327
              154,600      Hercules Inc*                                                                 1,623,300
               73,300      Olin Corp                                                                     1,392,700
              219,200      Placer Dome Inc                                                               2,185,424
               95,000      Sealed Air Corp*                                                              1,471,550
              163,500      Willis Group Holdings Ltd*                                                    5,148,615
                                                                                         -------------------------
                                                                                                        19,668,156
                                                                                         -------------------------
                           OTHER -- 4.0%
               40,500      FMC Corp*                                                                     1,146,555
               36,600      Hewitt Associates Inc*                                                        1,031,388
              188,600      Honeywell International Inc                                                   5,648,570
                                                                                         -------------------------
                                                                                                         7,826,513
                                                                                         -------------------------

              See accompanying notes to the financial statements.
2

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

       SHARES              DESCRIPTION                                                           VALUE ($)
------------------------------------------------------------------------------------------------------------------
                           OTHER ENERGY -- 1.3%
               33,800      Anadarko Petroleum Corp                                                       1,508,832
               31,000      Valero Energy Corp                                                            1,006,570
                                                                                         -------------------------
                                                                                                         2,515,402
                                                                                         -------------------------
                           PRODUCER DURABLES -- 3.4%
              156,400      Clayton Homes Inc                                                             2,075,428
               41,250      Horton (DR) Inc                                                                 856,350
               19,500      Lennar Corp                                                                   1,029,600
               61,800      Pitney Bowes Inc                                                              2,240,250
               18,400      Toll Brothers Inc*                                                              460,000
                                                                                         -------------------------
                                                                                                         6,661,628
                                                                                         -------------------------
                           TECHNOLOGY -- 5.3%
               92,200      Avnet Inc                                                                     1,427,256
               35,700      Electronic Data Systems Corp                                                  1,437,282
              108,600      Hewlett Packard Co                                                            1,458,498
              358,800      Oracle Corp*                                                                  3,440,892
               27,100      Raytheon Co                                                                     948,500
              118,300      Vishay Intertechnology Inc*                                                   1,694,056
                                                                                         -------------------------
                                                                                                        10,406,484
                                                                                         -------------------------
                           U.S. GOVERNMENT AGENCY -- 5.5%
               93,200      Fannie Mae                                                                    7,062,696
               58,500      Freddie Mac                                                                   3,749,850
                                                                                         -------------------------
                                                                                                        10,812,546
                                                                                         -------------------------
                           UTILITIES -- 10.4%
              214,500      Bellsouth Corp                                                                5,002,140
               82,500      Questar Corp                                                                  2,057,550
              535,300      Qwest Communications International Inc*                                       1,739,725
               61,000      TXU Corp                                                                      2,949,960
              226,400      Verizon Communications Inc                                                    7,018,400
              165,400      Xcel Energy Inc                                                               1,597,764
                                                                                         -------------------------
                                                                                                        20,365,539
                                                                                         -------------------------

                           TOTAL COMMON STOCKS (COST $212,720,514)                                     189,478,107
                                                                                         -------------------------

              See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

       SHARES/
    PAR VALUE ($)          DESCRIPTION                                                              VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
                           SHORT-TERM INVESTMENTS -- 6.7%
                           CASH EQUIVALENTS -- 3.7%
            2,894,777      Dreyfus Money Market Fund(a)                                                         2,894,777
$           2,632,354      Harris Trust & Savings Bank Eurodollar Time Deposit,
                             1.80%, due 9/18/02(a)                                                              2,632,354
            1,711,030      Merrimac Money Market Fund(a)                                                        1,711,030
                                                                                         --------------------------------
                                                                                                                7,238,161
                                                                                         --------------------------------
                           REPURCHASE AGREEMENTS -- 3.0%
$           5,945,625      Salomon Smith Barney Inc. Repurchase Agreement, dated
                           8/30/02, due 9/03/02, with a maturity value of
                           $5,946,187, and an effective yield of 0.85%,
                           collateralized by a U.S. Treasury Bond with a rate of
                           8.125%, maturity date of 8/15/19, and a market value,
                           including accrued interest of $6,072,695.                                            5,945,625
                                                                                         --------------------------------

                           TOTAL SHORT-TERM INVESTMENTS (COST $13,183,786)                                     13,183,786
                                                                                         --------------------------------
                           TOTAL INVESTMENTS -- 103.6%
                           (Cost $225,904,300)                                                                202,661,893

                           Other Assets and Liabilities (net) -- (3.6%)                                        (7,085,646)
                                                                                         --------------------------------
                           TOTAL NET ASSETS -- 100.0%                                    $                    195,576,247
                                                                                         ================================

                           NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

*                       Non-income producing security.

(a)                     Represents investment of security lending collateral (Note
                        1).

4             See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $6,960,765 (cost $225,904,300) (Note 1)                     $     202,661,893
   Cash                                                                     1,578
   Dividends and interest receivable                                      271,312
   Receivable for expenses reimbursed by Manager (Note 2)                  10,881
                                                                -----------------

      Total assets                                                    202,945,664
                                                                -----------------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)                    7,238,161
   Payable to affiliate for (Note 2):
      Management fee                                                       72,891
      Shareholder service fee                                              23,121
      12b-1 fee - Class M                                                   2,325
      Administration fee - Class M                                            864
   Accrued expenses                                                        32,055
                                                                -----------------

      Total liabilities                                                 7,369,417
                                                                -----------------
NET ASSETS                                                      $     195,576,247
                                                                =================
NET ASSETS CONSIST OF:
   Paid-in capital                                              $     236,617,294
   Accumulated undistributed net investment income                        510,264
   Accumulated net realized loss                                      (18,308,904)
   Net unrealized depreciation                                        (23,242,407)
                                                                -----------------
                                                                $     195,576,247
                                                                =================
NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                             $     190,149,791
                                                                =================
   Class M shares                                               $       5,426,456
                                                                =================
SHARES OUTSTANDING:
   Class III                                                           25,342,409
                                                                =================
   Class M                                                                724,446
                                                                =================
NET ASSET VALUE PER SHARE:
   Class III                                                    $            7.50
                                                                =================
   Class M                                                      $            7.49
                                                                =================

              See accompanying notes to the financial statements.              5

GMO VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $1,644)               $       2,329,861
   Interest (including securities lending income of $12,328)               50,414
                                                                -----------------

         Total income                                                   2,380,275
                                                                -----------------
EXPENSES:
   Management fee (Note 2)                                                491,894
   Custodian and transfer agent fees                                       26,128
   Audit fees                                                              19,136
   Registration fees                                                        8,280
   Legal fees                                                               5,156
   Trustees fees (Note 2)                                                   2,026
   Miscellaneous                                                            2,482
   Fees reimbursed by Manager (Note 2)                                    (60,810)
                                                                -----------------
                                                                          494,292

   Shareholder service fee (Note 2) - Class III                           157,486
   12B-1 fee (Note 2) - Class M                                             4,708
   Administration fee (Note 2) - Class M                                    3,767
                                                                -----------------
      Net expenses                                                        660,253
                                                                -----------------

         Net investment income                                          1,720,022
                                                                -----------------

REALIZED AND UNREALIZED LOSS:
   Net realized loss on investments                                    (6,277,485)
                                                                -----------------

   Change in net unrealized appreciation (depreciation) on
    investments                                                       (27,105,058)
                                                                -----------------

      Net realized and unrealized loss                                (33,382,543)
                                                                -----------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $     (31,662,521)
                                                                =================

6             See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED
                                                                AUGUST 31, 2002        YEAR ENDED
                                                                  (UNAUDITED)       FEBRUARY 28, 2002
                                                                ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                          $  1,720,022        $  4,628,541
   Net realized loss                                                (6,277,485)         (5,947,538)
   Change in net unrealized appreciation (depreciation)            (27,105,058)         (7,858,916)
                                                                  ------------        ------------

   Net decrease in net assets from operations                      (31,662,521)         (9,177,913)
                                                                  ------------        ------------

Distributions to shareholders from:
   Net investment income
      Class III                                                     (1,281,348)         (4,387,005)
      Class M                                                          (10,084)                 --
                                                                  ------------        ------------
      Total distributions from net investment income                (1,291,432)         (4,387,005)
                                                                  ------------        ------------

   Net realized gains
      Class III                                                             --          (6,580,353)
                                                                  ------------        ------------
      Total distributions from net realized gains                           --          (6,580,353)
                                                                  ------------        ------------

                                                                    (1,291,432)        (10,967,358)
                                                                  ------------        ------------
   Net share transactions: (Note 5)
      Class III                                                     (9,986,342)          4,470,782
      Class M                                                        5,741,719             478,524
                                                                  ------------        ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                              (4,244,623)          4,949,306
                                                                  ------------        ------------

      Total decrease in net assets                                 (37,198,576)        (15,195,965)
NET ASSETS:
   Beginning of period                                             232,774,823         247,970,788
                                                                  ------------        ------------
   End of period (including accumulated undistributed net
    investment income of $510,264 and $81,674, respectively)      $195,576,247        $232,774,823
                                                                  ============        ============

              See accompanying notes to the financial statements.              7

GMO VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                              SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                              AUGUST 31, 2002     --------------------------------------------------------
                                (UNAUDITED)         2002        2001        2000        1999        1998
                              ----------------    --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING
 OF PERIOD                        $   8.82        $   9.57    $   7.98    $  10.40    $  14.33    $  14.85
                                  --------        --------    --------    --------    --------    --------

Income from investment
  operations:
   Net investment income              0.07            0.18        0.18        0.21        0.26        0.31
   Net realized and
     unrealized gain
     (loss)                          (1.34)          (0.51)       2.32       (0.83)       0.13        3.81
                                  --------        --------    --------    --------    --------    --------

      Total from
        investment
        operations                   (1.27)          (0.33)       2.50       (0.62)       0.39        4.12
                                  --------        --------    --------    --------    --------    --------

Less distributions to
  shareholders:
   From net investment
     income                          (0.05)          (0.17)      (0.18)      (0.23)      (0.27)      (0.35)
   From net realized gains              --           (0.25)      (0.73)      (1.57)      (4.05)      (4.29)
                                  --------        --------    --------    --------    --------    --------

      Total distributions            (0.05)          (0.42)      (0.91)      (1.80)      (4.32)      (4.64)
                                  --------        --------    --------    --------    --------    --------
NET ASSET VALUE, END OF
 PERIOD                           $   7.50        $   8.82    $   9.57    $   7.98    $  10.40    $  14.33
                                  ========        ========    ========    ========    ========    ========
TOTAL RETURN(a)                     (14.46)%+        (3.64)%     32.72%      (8.45)%      2.24%      31.54%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of
     period (000's)               $190,150        $232,289    $247,971    $178,329    $202,842    $332,103
   Net expenses to average
     daily net assets                 0.61%*          0.61%       0.61%       0.61%       0.61%       0.61%
   Net investment income
     to average daily net
     assets                           1.61%*          1.89%       1.99%       2.06%       1.82%       1.89%
   Portfolio turnover rate              28%             95%        102%        104%         37%         40%
   Fees and expenses
     reimbursed by the
     Manager to average
     daily net assets:                0.06%*          0.06%       0.05%       0.05%       0.30%       0.29%

(a)                     The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
*                       Annualized
+                       Not Annualized

8             See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                PERIOD FROM
                                                                              JANUARY 10, 2002
                                                         SIX MONTHS ENDED      (COMMENCEMENT
                                                         AUGUST 31, 2002   OF OPERATIONS) THROUGH
                                                           (UNAUDITED)       FEBRUARY 28, 2002
                                                         ----------------  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $   8.82             $  9.06
                                                             --------             -------

Income from investment operations:
   Net investment income                                         0.07                0.01
   Net realized and unrealized loss                             (1.35)              (0.25)
                                                             --------             -------

      Total from investment operations                          (1.28)              (0.24)
                                                             --------             -------

Less distributions to shareholders:
   From net investment income                                   (0.05)                 --
                                                             --------             -------

      Total distributions                                       (0.05)                 --
                                                             --------             -------
NET ASSET VALUE, END OF PERIOD                               $   7.49             $  8.82
                                                             ========             =======
TOTAL RETURN(a)                                                (14.61)%+            (2.65)%+

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                         $  5,426             $   486
   Net expenses to average daily net assets                      0.91%*              0.91%*
   Net investment income to average daily net assets             1.34%*              1.52%*
   Portfolio turnover rate                                         28%                 95%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                                   0.06%*              0.06%*

(a) The total returns would have been lower had certain expenses not been reimbursed during the period shown.
*    Annualized.
+    Not annualized.

              See accompanying notes to the financial statements.              9

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term capital growth primarily through investment in equity securities. The Fund's benchmark is the Russell 1000 Value Index.

      Throughout the six months ended August 31, 2002, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administrative fee and a 12b-1 fee, while class III bears a shareholder service fee. (See Note 2)

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2002, the Fund held no open futures contracts.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund loaned securities having a market value of $6,960,765 collateralized by cash in the amount of $7,238,161, which was invested in short-term instruments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      another instrument. The Fund may enter into swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2002, the Fund held no open swap agreements.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $394,435 expiring in 2010. The Fund elected to defer to March 1, 2002 post-October losses of $8,745,127.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and of discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .46% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III.

      The Fund pays GMO an administrative fee monthly at the annual rate of .20% of the average daily Class M net assets for support services provided to Class M shareholders.

      Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of .25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees (Class III only), administrative fee (Class M only), 12b-1 fee (Class M only) and the following expenses: fees and

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002 was $2,026. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $62,887,420 and $57,549,340 respectively.

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                           Gross Unrealized    Gross Unrealized    Net Unrealized
         Aggregate Cost      Appreciation        Depreciation       Depreciation
         --------------    ----------------    ----------------    --------------
          $225,904,300        $9,275,322         $(32,517,729)      $(23,242,407)

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2002, 60.4% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                   Six Months Ended
                                                   August 31, 2002                  Year Ended
                                                     (Unaudited)                February 28, 2002
                                              --------------------------    --------------------------
                                                Shares         Amount         Shares         Amount
         Class III:                           ----------    ------------    ----------    ------------
         Shares sold                           2,561,635    $ 20,274,048     1,292,173    $ 12,230,667
         Shares issued to shareholders
           in reinvestment of
           distributions                          29,196         254,259       820,723       7,601,535
         Shares repurchased                   (3,573,896)    (30,514,649)   (1,699,329)    (15,361,420)
                                              ----------    ------------    ----------    ------------
         Net increase (decrease)                (983,065)   $ (9,986,342)      413,567    $  4,470,782
                                              ==========    ============    ==========    ============

                                                                                   Period from
                                                                                 January 10, 2002
                                                   Six Months Ended               (commencement
                                                   August 31, 2002            of operations) through
                                                     (Unaudited)                February 28, 2002
                                              --------------------------    --------------------------
                                                Shares         Amount         Shares         Amount
         Class M:                             ----------    ------------    ----------    ------------
         Shares sold                             703,745      $6,024,532        50,099        $478,524
         Shares issued to shareholders
           in reinvestment of
           distributions                           1,217          10,084            --              --
         Shares repurchased                      (35,615)       (292,897)           --              --
                                              ----------    ------------    ----------    ------------
         Net increase                            669,347      $5,741,719        50,099        $478,524
                                              ==========    ============    ==========    ============

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                          VALUE ($)
--------------------------------------------------------------------------------------
                       DEBT OBLIGATIONS -- 9.9%
                       UNITED STATES -- 9.9%
                       U.S. GOVERNMENT -- 9.9%
USD         1,096,910  U.S. Treasury Inflation Indexed Note, 3.88%, due
                         01/15/09(a)                                         1,207,286
                                                                           -----------

                       TOTAL DEBT OBLIGATIONS (COST $1,089,096)              1,207,286
                                                                           -----------

           SHARES
        -------------
                       MUTUAL FUNDS -- 83.6%
              381,222  GMO Alpha LIBOR Fund                                  9,782,145
               43,295  GMO Emerging Country Debt Fund, Class III               386,196
                                                                           -----------
                       TOTAL MUTUAL FUNDS (COST $10,367,766)                10,168,341
                                                                           -----------

          PRINCIPAL
           AMOUNT
        -------------
                       CALL OPTIONS PURCHASED -- 1.2%
                       CROSS CURRENCY OPTIONS -- 1.2%
EUR         3,700,000  Euro Call/USD Put, Expires 09/19/02, Strike .95         112,850
GBP           700,000  GBP Call/JPY Put, Expires 04/14/03, Strike 181.00        22,838
USD           400,000  JPY Call/USD Put, Expires 07/03/03, Strike 117.30        15,249
                                                                           -----------
                                                                               150,937
                                                                           -----------

                       TOTAL CALL OPTIONS PURCHASED (COST $125,757)            150,937
                                                                           -----------
                       PUT OPTIONS PURCHASED -- 0.1%
                       CROSS CURRENCY OPTIONS -- 0.1%
GBP           900,000  GBP Put/USD Call, Expires 06/05/03, Strike 1.43           9,885
                                                                           -----------

                       TOTAL PUT OPTIONS PURCHASED (COST $36,779)                9,885
                                                                           -----------

              See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

        PAR VALUE ($)  DESCRIPTION                                          VALUE ($)
--------------------------------------------------------------------------------------
                       SHORT-TERM INVESTMENTS -- 5.1%
                       COMMERCIAL PAPER -- 5.1%
USD           624,000  Insured Asset Funding, 144A, 1.95%, due 9/03/02         623,899
                                                                           -----------
                       REPURCHASE AGREEMENTS -- 0.0%
USD               792  Morgan Stanley Dean Witter & Co. Repurchase
                       Agreement, dated 8/30/02, due 9/03/02, with a
                       maturity value of $793 and an effective yield of
                       0.85%, collateralized by a U.S. Treasury Strip
                       with a rate of 0.00%, maturity date of 11/15/14
                       and a market value of $5,491.                               792
                                                                           -----------

                       TOTAL SHORT-TERM INVESTMENTS (COST $624,691)            624,691
                                                                           -----------
                       TOTAL INVESTMENTS -- 99.9%
                       (Cost $12,244,089)                                   12,161,140

                       Other Assets and Liabilities (net) -- 0.1%                7,236
                                                                           -----------
                       TOTAL NET ASSETS -- 100.0%                          $12,168,376
                                                                           ===========

              See accompanying notes to the financial statements.
2

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS:
144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CURRENCY ABBREVIATIONS:
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
SEK - Swedish Krona
USD - United States Dollar

(a) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

              See accompanying notes to the financial statements.              3

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $12,244,089) (Note 1)          $12,161,140
   Interest receivable                                              5,514
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                               100,635
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 7,453
   Net receivable for open swap contracts (Notes 1 and 6)          13,037
   Receivable for expenses reimbursed by Manager (Note 2)           6,892
                                                              -----------

      Total assets                                             12,294,671
                                                              -----------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                                2,668
      Shareholder service fee                                       1,601
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                                74,644
   Accrued expenses                                                47,382
                                                              -----------

      Total liabilities                                           126,295
                                                              -----------
NET ASSETS                                                    $12,168,376
                                                              ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                            $19,168,613
   Accumulated undistributed net investment income                 45,939
   Accumulated net realized loss                               (7,143,204)
   Net unrealized appreciation                                     97,028
                                                              -----------
                                                              $12,168,376
                                                              ===========
NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $12,168,376
                                                              ===========
SHARES OUTSTANDING:
   Class III                                                    1,381,497
                                                              ===========
NET ASSET VALUE PER SHARE:
   Class III                                                  $      8.81
                                                              ===========

4             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $   73,675
   Interest                                                       44,740
                                                              ----------

         Total income                                            118,415
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                        19,723
   Custodian and transfer agent fees                              20,424
   Audit fees                                                     19,688
   Legal fees                                                      2,852
   Registration fees                                               1,656
   Trustees fees (Note 2)                                            736
   Miscellaneous                                                   1,104
   Fees reimbursed by Manager (Note 2)                           (45,172)
                                                              ----------
                                                                  21,011
   Indirectly incurred fees reimbursed by Manager (Note 2)        (1,115)
                                                              ----------
                                                                  19,896
                                                              ----------
   Shareholder service fee (Note 2) - Class III                   11,834
   Shareholder service fee reimbursed (Note 2) - Class III          (408)
                                                              ----------
                                                                  11,426
                                                              ----------
      Net expenses                                                31,322
                                                              ----------

            Net investment income                                 87,093
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                               (185,745)
      Closed futures contracts                                   (57,148)
      Closed swap contracts                                      109,469
      Foreign currency, forward contracts and foreign
      currency related transactions                              142,138
      Realized gain distributions from investment company
      shares                                                      31,378
                                                              ----------

         Net realized gain                                        40,092
                                                              ----------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                                241,070
      Open futures contracts                                     248,396
      Open swap contracts                                         37,398
      Foreign currency, forward contracts and foreign
      currency related transactions                              (15,146)
                                                              ----------

         Net unrealized gain                                     511,718
                                                              ----------

      Net realized and unrealized gain                           551,810
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  638,903
                                                              ==========

              See accompanying notes to the financial statements.              5

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    87,093        $   914,257
   Net realized gain                                            40,092          1,488,746
   Change in net unrealized appreciation (depreciation)        511,718         (1,686,749)
                                                           -----------        -----------

   Net increase in net assets from operations                  638,903            716,254
                                                           -----------        -----------

Distributions to shareholders from:
   Net investment income
      Class III                                             (1,285,568)        (1,723,251)
                                                           -----------        -----------
      Total distributions from net investment income        (1,285,568)        (1,723,251)
                                                           -----------        -----------
   Net share transactions: (Note 5)
      Class III                                             (5,117,397)           837,205
                                                           -----------        -----------
   Increase (decrease) in net assets resulting from net
    share transactions                                      (5,117,397)           837,205
                                                           -----------        -----------

      Total decrease in net assets                          (5,764,062)          (169,792)
NET ASSETS:
   Beginning of period                                      17,932,438         18,102,230
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $45,939 and $1,244,414,
    respectively)                                          $12,168,376        $17,932,438
                                                           ===========        ===========

6             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED              YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ---------------------------------------------------
                                            (UNAUDITED)        2002      2001(C)     2000      1999      1998
                                          ----------------  -----------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD          $  9.04         $  9.72    $  9.70   $  10.47  $  10.66  $  12.16
                                              -------         -------    -------   --------  --------  --------

Income from investment operations:
   Net investment income(a)                     0.05+           0.50+      0.59+      0.65+      0.74      0.88
   Net realized and unrealized gain
     (loss)                                      0.32           (0.13)      0.71      (0.17)    (0.39)     0.73
                                              -------         -------    -------   --------  --------  --------

      Total from investment operations           0.37            0.37       1.30       0.48      0.35      1.61
                                              -------         -------    -------   --------  --------  --------

Less distributions to shareholders:
   From net investment income                   (0.60)          (1.05)     (1.18)     (1.11)    (0.16)    (0.88)
   From net realized gains                         --              --      (0.10)     (0.14)    (0.38)    (2.23)
                                              -------         -------    -------   --------  --------  --------

      Total distributions                       (0.60)          (1.05)     (1.28)     (1.25)    (0.54)    (3.11)
                                              -------         -------    -------   --------  --------  --------
NET ASSET VALUE, END OF PERIOD                $  8.81         $  9.04    $  9.72   $   9.70  $  10.47  $  10.66
                                              =======         =======    =======   ========  ========  ========
TOTAL RETURN(b)                                  4.34%**         4.21%     14.06%      4.95%     3.20%    14.44%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $12,168         $17,932    $18,102   $283,340  $323,711  $320,905
   Net expenses to average daily net
     assets                                      0.38%(d)*       0.38%(d)    0.40%(d)     0.40%     0.40%     0.40%
   Net investment income to average
     daily net assets(a)                         1.10%*          5.45%      5.96%      6.51%     6.30%     6.50%
   Portfolio turnover rate                         15%             44%       120%        65%      116%      135%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.59%*          0.54%      0.07%      0.08%     0.33%     0.35%

(a) Net investment income for the six months ended August 31, 2002 and years ended February 28, 2002 and 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.05% to 5.96%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(d) Net expenses exclude expenses incurred indirectly through investment in underlying Funds. (See Note 2)
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not Annualized.

              See accompanying notes to the financial statements.              7

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Currency Hedged International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in foreign bond and currency markets. The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged).

      At August 31, 2002, 80.4% of the Fund was invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. GMO Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments. At August 31, 2002, 3.2% of the Fund was invested in GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. GMO Emerging Country Debt Fund invests primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa, and Europe. The financial statements of the GMO Alpha LIBOR Fund and the GMO Emerging Country Debt Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of other Funds of the Trust are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund, or an underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2002.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2002.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written options contracts as of August 31, 2002.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. See the Schedule of Investments for all open purchased option contracts as of August 31, 2002.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spreadlock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2002.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. For the six months ended August 31, 2002, the Fund had not entered into any reverse repurchase agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $7,153,353 expiring in 2009. The Fund elected to defer to March 1, 2002 post-October losses of $28,109.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on an accrual basis, and is adjusted for the amortization of premium and discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund may invest in Class III shares of the GMO Emerging Country Debt Fund and the Class III shares of the GMO Alpha LIBOR Fund ("underlying funds"). Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in the underlying funds. For the six months ended August 31, 2002, shareholder service fees incurred indirectly by the Fund were 0.005% of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) and the amount of fees and operating expenses (excluding fund expenses, as defined above) incurred indirectly by the Fund through its investment in the underlying funds exceed the management fee. For the six months ended August 31, 2002, indirect operating expenses (excluding shareholder service fees and fund expenses) and indirect investment expenses incurred by the Fund were 0.015% and 0.022% of the Fund's average daily net assets, respectively.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during six months ended August 31, 2002 was $736. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $2,230,053 and $8,369,494, respectively.

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $12,244,089        $159,276         $(242,225)        $(82,949)

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 86.9% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's shares outstanding. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2002            Year Ended
                                                              (Unaudited)           February 28, 2002
                                                        ------------------------  ---------------------
                                                          Shares       Amount      Shares     Amount
         Class III:                                     ----------  ------------  --------  -----------
         Shares sold                                       425,110  $  3,764,873   562,588  $ 4,992,607
         Shares issued to shareholders in reinvestment
           of distributions                                143,796     1,219,389   194,941    1,694,032
         Shares repurchased                             (1,171,160)  (10,101,659) (636,716)  (5,849,434)
                                                        ----------  ------------  --------  -----------
         Net increase (decrease)                          (602,254) $ (5,117,397)  120,813  $   837,205
                                                        ==========  ============  ========  ===========

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                        Net Unrealized
         Settlement                                                      Appreciation
            Date     Deliver/Receive   Units of Currency     Value      (Depreciation)
         ----------  ----------------  -----------------  ------------  --------------

            Buys
           9/17/02   AUD                     1,300,000     $  715,094      $ 18,206
           9/24/02   CAD                     1,900,000      1,216,987       (11,681)
          10/29/02   CHF                     7,700,000      5,140,530        19,419
          10/22/02   EUR                       300,000        293,527         2,710

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CURRENCY CONTRACTS -- CONTINUED

                                                                        Net Unrealized
         Settlement                                                     Appreciation
           Date      Deliver/Receive   Units of Currency     Value      (Depreciation)
         ----------  ----------------  -----------------  ------------  --------------
          10/15/02   GBP                       300,000        462,796         6,039
           1/13/03   HKD                    54,593,000      6,999,729          (271)
           9/10/02   JPY                    40,000,000        337,555         2,922
                                                                           --------
                                                                           $ 37,344
                                                                           ========

           Sales
           9/17/02   AUD                     1,500,000     $  825,108      $  5,495
           9/24/02   CAD                     1,300,000        832,675       (13,389)
           9/03/02   CHF                        19,239         12,822            30
          10/29/02   CHF                       300,000        200,280         1,682
          10/22/02   EUR                     6,000,000      5,870,550       (15,060)
          10/15/02   GBP                     1,300,000      2,005,451       (22,119)
           1/13/03   HKD                    54,564,300      6,996,049         3,951
           9/10/02   JPY                   180,000,000      1,518,996        (9,066)
                                                                           --------
                                                                           $(48,476)
                                                                           ========

      FORWARD CROSS CURRENCY CONTRACTS

                                                           Net Unrealized
         Settlement   Deliver/Units of     Receive/In       Appreciation
            Date          Currency        Exchange For     (Depreciation)
         ----------   ----------------   ---------------   --------------
           9/03/02    CHF   4,837,140    EUR   3,300,000       12,111
           9/03/02    EUR   3,300,000    CHF   4,856,379          711
          11/05/02    CHF   4,834,500    EUR   3,300,000       (1,322)
          10/08/02    EUR   1,100,000    SEK  10,395,000       27,359
          10/08/02    SEK   1,859,520    EUR     200,000       (1,736)
                                                              -------
                                                              $37,123
                                                              =======

      See Notes for the Schedule of Investments for definitions of currency abbreviations.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                                             Net Unrealized
         Number of                                                               Contract     Appreciation
         Contracts                  Type                    Expiration Date       Value      (Depreciation)
         ---------  -------------------------------------  ------------------  ------------  --------------

           Buys
               2    Australian Government Bond 10 Yr.      September 2002       $  112,673      $  4,024
               6    Australian Government Bond 3 Yr.       September 2002          337,339         5,503
              29    Canadian Government Bond 10 Yr.        December 2002         1,968,654        15,062
              10    Euro BOBL                              September 2002        1,065,236        34,288
              18    Euro Bund                              September 2002        1,957,320        80,618
               1    Japanese Government Bond 10 Yr.        September 2002        1,191,751        20,683
               1    Japanese Government Bond 10 Yr.        December 2002         1,185,173          (344)
               3    U.S. Treasury Note 10 Yr.              December 2002           335,344         1,311
                                                                                                --------
                                                                                                $161,145
                                                                                                ========
           Sales
               1    Japanese Government Bond 10 Yr.        September 2002       $1,191,752      $    330
               5    Swiss Government Bond                  September 2002          416,139       (13,916)
               2    Swiss Government Bond                  December 2002           164,723        (1,679)
               6    U.S. Treasury Note 5 Yr.               December 2002           667,031        (3,878)
               2    UK Gilt Long Bond                      December 2002           366,494        (1,029)
                                                                                                --------
                                                                                                $(20,172)
                                                                                                ========

      At August 31, 2002, the Fund had sufficient cash and/or securities to cover margin requirements of the relevant broker or exchange.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      WRITTEN OPTION TRANSACTIONS

                                                                     Puts                           Calls
                                                        ------------------------------  ------------------------------
                                                        Principal Amount                Principal Amount
                                                          of Contracts                    of Contracts
                                                        (000's omitted)     Premiums    (000's omitted)     Premiums
                                                        ----------------  ------------  ----------------  ------------
         Outstanding, beginning of period                          --       $     --               --       $     --
         Options written                                           --             --            7,100            334
         Options closed                                            --             --               --             --
         Options exercised                                         --             --           (7,100)          (334)
         Options expired                                           --             --               --             --
         Options sold                                              --             --               --             --
                                                          -----------       --------      -----------       --------
         Outstanding, end of period                                --       $     --               --       $     --
                                                          ===========       ========      ===========       ========

      SWAP AGREEMENTS

            Notional     Expiration                                                      Net Unrealized
             Amount         Date                        Description                       Appreciation
         --------------  ----------  --------------------------------------------------  --------------

         TOTAL RETURN SWAPS
          5,000,000 USD    7/24/03   Agreement with Morgan Guaranty Trust Company dated      13,037
                                     7/18/01 to receive (pay) the notional amount
                                     multiplied by the return on the JP Morgan Non-U.S.
                                     Traded Total Return Government Bond Index and to
                                     pay the notional amount multiplied by the 1 month
                                     LIBOR adjusted by a specified spread.
                                                                                            -------
                                                                                            $13,037
                                                                                            =======

      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)   DESCRIPTION                                            VALUE ($)
----------------------------------------------------------------------------------
                DEBT OBLIGATIONS -- 102.6%
                ASSET BACKED SECURITIES -- 93.3%
                AIRLINES -- 3.3%
    47,000,000  Aircraft Finance Trust Series 99-1A Class A1,
                  Variable Rate, 1 mo. LIBOR + .48%, 2.26%, due
                  05/15/24                                              45,120,000
                                                                     -------------
                AUTOMOTIVE -- 4.1%
    15,000,000  Americredit Automobile Receivables Trust Series
                  00-B Class A4,
                  Variable Rate, 1 mo. LIBOR + .20%, 2.01%, due
                  04/05/07                                              14,981,250
    20,000,000  General Motors Acceptance Corp, 7.50%, due 07/15/05     21,192,000
    20,000,000  Volkswagen Credit Auto Master Trust Series 2000-1
                  Class A,
                  Variable Rate, 1 mo. LIBOR +.16%, 1.95%, due
                  08/20/07                                              20,021,875
                                                                     -------------
                                                                        56,195,125
                                                                     -------------
                BANK CREDIT CARDS -- 23.9%
    30,000,000  Capital One Master Trust Series 00-4 Class A,
                  Variable Rate, 1 mo. LIBOR + .14%, 1.92%, due
                  08/15/08                                              30,037,500
    25,000,000  Chase Credit Card Master Trust Series 01-6 Class A,
                  Variable Rate, 1 mo. LIBOR + .13%, 1.91%, due
                  03/16/09                                              25,030,600
    15,650,000  Chase Credit Card Master Trust Series 02-1 Class A,
                  Variable Rate, 1 mo. LIBOR + .10%, 1.88%, due
                  06/15/09                                              15,632,883
    19,000,000  Citibank Credit Card Issuance Trust Series 00-B2
                  Class B2,
                  Variable Rate, 3 mo. LIBOR + .25%, 2.11%, due
                  10/15/07                                              18,896,094
    35,000,000  MBNA Credit Card Master Note Trust Series 02-A4
                  Class A4,
                  Variable Rate, 1 mo. LIBOR + .11%, 1.89%, due
                  08/17/09                                              35,001,367
     9,500,000  MBNA Master Credit Card Trust Series 00-K Class A,
                  Variable Rate, 3 mo. LIBOR + .11%, 1.97%, due
                  03/17/08                                               9,515,580
    40,000,000  MBNA Master Credit Card Trust Series 01-A Class A,
                  Variable Rate, 1 mo. LIBOR + .15%, 1.93%, due
                  07/15/08(a)                                           40,060,800
    28,750,000  MBNA Master Credit Card Trust Series 01-A3 Class
                  A3,
                  Variable Rate, 3 mo. LIBOR + .11%, 1.97%, due
                  12/15/08                                              29,084,650
    27,000,000  MBNA Master Credit Card Trust Series 01-B1 Class
                  B1,
                  Variable Rate, 1 mo. LIBOR + .375%, 2.16%, due
                  10/15/08                                              26,975,700
     5,000,000  MBNA Master Credit Card Trust Series 97-K Class B,
                  Variable Rate, 1 mo. LIBOR + .32%, 2.10%, due
                  04/15/08                                               4,987,100
    28,000,000  MBNA Master Credit Card Trust Series 99-D Class A,
                  Variable Rate, 1 mo. LIBOR + .19%, 1.97%, due
                  11/17/08                                              28,067,760

              See accompanying notes to the financial statements.              1

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)   DESCRIPTION                                            VALUE ($)
----------------------------------------------------------------------------------
                BANK CREDIT CARDS -- CONTINUED
    26,069,269  Team Fleet Financing Corp Series 98-3A Class A,
                  144A, 6.13%, due 10/25/04                             26,020,389
    11,180,779  Team Fleet Financing Corp Series 99-3A Class A,
                  144A, 6.70%, due 06/25/03                             11,173,791
    30,000,000  World Financial Network Credit Card Master Series
                  01-A Class A,
                  Variable Rate, 1 mo. LIBOR + .24%, 2.02%, due
                  06/16/08                                              29,963,400
                                                                     -------------
                                                                       330,447,614
                                                                     -------------
                BANKING AND FINANCIAL SERVICES -- 19.6%
    29,879,220  Anfield Road I Ltd. Series 1 Class A,
                  Variable Rate, 6 mo. LIBOR + .25%, 2.14%, due
                  11/06/06                                              29,356,334
    13,223,259  Augusta Funding Ltd Series 96-AX,
                  Variable Rate, 1 mo. LIBOR + .25%, 1.93%, due
                  10/21/08                                              13,049,770
     6,768,919  Augusta Funding Ltd Series 97-B Class A, 144A,
                  Variable Rate, 6 mo. LIBOR + .19%, 2.43%, due
                  04/10/10                                               6,654,727
     4,138,383  Augusta Funding Ltd X Class A-1 144A, Step-Up,
                  6.65%, due 06/30/04                                    4,241,843
    35,000,000  Augusta Funding Ltd. Series 10A Class F-1 144A,
                  Step-Up, 3mo. LIBOR + .25%, 2.11%, due 06/30/17       33,600,000
    30,100,000  BEA CBO Series 98-1A Class A2A, 144A, 6.72%, due
                  06/15/10                                              21,070,000
GBP    20,000,000 Earls Five Ltd Series EMTN, 3 mo. GBP LIBOR + .14%,
                  4.16%, due 02/27/08                                   30,722,053
    12,000,000  EMAC Series 98-1 Class A2, 144A, 6.38%, due
                  01/15/25                                              10,320,000
    25,000,000  Meridian Funding Co. LLC, 144A,
                  Variable Rate, Step Up, 1 mo. LIBOR +.37%, 2.18%,
                  due 12/22/10                                          24,995,000
    41,000,000  Meridian Funding Co. LLC, MBIA,
                  Variable Rate, 1 mo. LIBOR + .38%, 2.19%,
                  due 06/22/11                                          40,918,000
    28,650,000  Pemex Finance Ltd. Series MKWL, AMBAC 144A, 6.30%,
                  due 05/15/10                                          29,067,430
    15,000,000  PFS Financing Corp Series 01-FA Class A, 144A,
                  Variable Rate, 1 mo. LIBOR + .33%, 2.11%, due
                  06/15/08                                              14,976,562
    12,390,042  The Money Store Business Loan Backed Trust Series
                  99-1 Class AN,
                  Variable Rate, 1 mo. LIBOR +.50%, 2.28%, due
                  09/15/17                                              12,371,605
                                                                     -------------
                                                                       271,343,324
                                                                     -------------
                COLLATERALIZED DEBT OBLIGATIONS -- 15.5%
    14,575,000  Chyps CBO Series 97-1A Class A2A, 144A, 6.72%, due
                  01/15/10                                               9,473,750
     3,327,361  Cigna CBO Ltd Series 96-1 Class A2, 144A, 6.46%,
                  due 11/15/08                                           3,343,998

2             See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)   DESCRIPTION                                            VALUE ($)
----------------------------------------------------------------------------------
                COLLATERALIZED DEBT OBLIGATIONS -- CONTINUED
     9,565,548  DLJ CBO Ltd Series 1A Class A2, 144A, 6.68%, due
                  04/15/11                                               9,565,548
    27,923,077  Great Point CBO Ltd. Series 98-1A Class A1, 144A,
                  Variable Rate, 6 mo. LIBOR + .30%, 2.54%, due
                  10/15/10                                              27,306,815
    10,983,359  Merrill Lynch CBO Series 97-F1,
                  Variable Rate, 3 mo. LIBOR + .42%, 2.19%, due
                  05/23/09                                               8,896,521
    10,000,000  Nomura CBO Ltd Series 97-2 Class A2, Step up,
                  6.26%, due 10/30/09                                    9,944,600
    31,593,107  Northstar CBO Ltd. Series 97-2 Class A2, 144A,
                  Variable Rate, Step Up, 6.62%, due 07/15/09           29,697,520
    15,000,407  Northstar CBO Ltd. Series 97-2I Class A2, 144A,
                  Variable Rate, Step Up, 4.12%, due 07/15/09           14,843,953
     5,596,489  Pacific Life CBO Series 98-1A Class A2A, 144A, Step
                  Up, 6.56%, due 02/15/10                                5,505,434
    33,500,000  Rhyno CBO Delaware Corp Series 97-1 Class A-2,
                  144A, 6.33%, due 09/15/09                             33,546,230
    46,990,973  SHYPPCO Finance Company Series 1I Class A-2B,
                  6.64%, due 06/15/10                                   39,002,508
    24,104,176  Starvest Emerging Markets CBO-I Series 1A, Class A,
                  Variable Rate, 6 mo. LIBOR + .19%, 2.01%, due
                  07/30/11                                              23,532,907
                                                                     -------------
                                                                       214,659,784
                                                                     -------------
                EQUIPMENT LEASES -- 0.4%
     5,579,668  Xerox Equipment Lease Owner Trust Series 01-1 Class
                  A, 144A,
                  Variable Rate, 1 mo. LIBOR + 2.00%, 3.78%, due
                  02/15/08                                               5,586,642
                                                                     -------------
                HEALTH CARE -- 10.0%
     8,000,000  DVI Business Credit Receivables Corp. III 1998-1A
                  Class A,
                  Variable Rate, 1 mo. LIBOR + .35%, 2.19%, due
                  01/15/04                                               7,982,500
    49,500,000  NPF VI, Inc. Series 02-1A Class A, 144A,
                  Variable Rate, 1 mo. LIBOR +.95%, 2.27%, due
                  02/01/08                                              48,249,779
    22,000,000  NPF XII, Inc. Series 00-3 Class A, 144A,
                  Variable Rate, 1 mo. LIBOR +.45%, 2.27%, due
                  12/01/03                                              21,958,200
    60,000,000  NPF XII, Inc. Series 02-1A Class A, 144A,
                  Variable Rate, 1 mo. LIBOR + .65%, 2.47%, due
                  05/02/05                                              59,383,020
                                                                     -------------
                                                                       137,573,499
                                                                     -------------

              See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)   DESCRIPTION                                            VALUE ($)
----------------------------------------------------------------------------------
                NON-BANK CREDIT CARDS -- 8.6%
    15,000,000  American Express Credit Account Master Trust Series
                  01-6 Class A,
                  Variable Rate, 1 mo. LIBOR + .12%, 1.90%, due
                  12/15/08                                              15,002,850
    23,000,000  Discover Card Master Trust I series 00-5 Class A,
                  Variable Rate, 1 mo. LIBOR + .18%, 1.96%, due
                  11/15/07                                              23,075,440
    15,000,000  Discover Card Master Trust I Series 01-2 Class A,
                  Variable Rate, 1 mo. LIBOR + .16%, 1.94%, due
                  07/15/08                                              15,030,450
    17,895,000  Discover Card Master Trust I Series 01-2 Class B,
                  Variable Rate, 1 mo. LIBOR + .46%, 2.24%, due
                  07/15/08                                              17,932,043
    20,000,000  Discover Card Master Trust I Series 02-3 Class A,
                  Variable Rate, 1 mo. LIBOR + .11%, 1.89%, due
                  11/17/09                                              19,981,200
     8,000,000  Neiman Marcus Group Credit Card Master Trust Series
                  00-1 Class A,
                  Variable Rate, 1 mo. LIBOR + .27%, 2.05%, due
                  04/15/08                                               8,025,000
    20,000,000  Providian Gateway Master Trust Series 00-C Class A,
                  144A,
                  Variable Rate, 1 mo. LIBOR + .22%, 2.00%, due
                  03/15/07                                              19,962,500
                                                                     -------------
                                                                       119,009,483
                                                                     -------------
                RATE REDUCTION BONDS -- 2.5%
    12,417,000  California Infrastructure PG&E Series 97-1 Class
                  A7, 6.42%, due 09/25/08                               13,430,732
    21,354,089  California Infrastructure SCE Series 97-1 Class A5,
                  6.28%, due 09/25/05                                   21,833,722
                                                                     -------------
                                                                        35,264,454
                                                                     -------------
                STUDENT LOANS -- 5.4%
     3,861,900  Banc One Student Loan Trust Series 94-A Class A2,
                  Variable Rate, 1 mo. LIBOR + .30%, 2.11%, due
                  10/25/16                                               3,870,674
    12,000,000  Keycorp Student Loan Trust Series 94-B
                  Certificates,
                  Variable Rate, 1 mo. LIBOR + .73%, 2.57%, due
                  11/25/21                                              12,022,500
    10,000,000  Keycorp Student Loan Trust Series 95-A Class B,
                  Variable Rate, 1 mo. LIBOR + .75%, 2.57%, due
                  10/27/21                                              10,020,313
     4,932,000  SMS Student Loan Trust 95-A Certificates,
                  Variable Rate, 1 mo. LIBOR + .65%, 2.46%, due
                  04/25/25                                               4,939,706
     5,966,000  SMS Student Loan Trust Series 94-A Certificates,
                  Variable Rate, 1 mo. LIBOR + .70%, 2.54%, due
                  07/26/21                                               5,977,186
     5,257,000  SMS Student Loan Trust Series 94-B Certificates,
                  Variable Rate, 1 mo. LIBOR + .75%, 2.56%, due
                  10/25/23                                               5,273,428
     1,743,325  SMS Student Loan Trust Series 94-B Class A2,
                  Variable Rate, 1 mo. LIBOR + .30%, 2.11%, due
                  04/25/16                                               1,748,501

4             See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)   DESCRIPTION                                            VALUE ($)
----------------------------------------------------------------------------------
                STUDENT LOANS -- CONTINUED
    19,993,928  SMS Student Loan Trust Series 97-A Class A,
                  Variable Rate, 3 mo. U.S. Treasury Bill + .60%,
                  2.39%, due 10/27/25(b)                                19,903,330
     5,008,000  Society Student Loan Trust Series 93-A Class B,
                  Variable Rate, 1 mo. LIBOR + .75%, 2.59%,
                  due 07/25/03                                           5,015,863
     5,200,396  Student Loan Marketing Association Series 96-4
                  Class A2,
                  Variable Rate, 3 mo. U.S. Treasury Bill + .64%,
                  2.38%, due 07/25/09                                    5,171,118
                                                                     -------------
                                                                        73,942,619
                                                                     -------------

                Total Asset Backed Securities                        1,289,142,544
                                                                     -------------
                CORPORATE DEBT -- 4.0%
    11,750,000  Banco Santander, Series MBIA, 6.50%, due 11/01/05       12,524,360
    22,421,126  Continental Airlines Series 99-1A, 6.55%, due
                  02/02/19                                              20,165,561
    20,500,000  Westralia Airports Corp, 144A, 6.48%, due 04/01/10      22,008,800
                                                                     -------------
                                                                        54,698,721
                                                                     -------------
                STRUCTURED NOTES -- 0.3%
     4,833,330  Polaris Funding Company, Series EMTN,
                  Variable Rate, 1 mo. LIBOR + .45%, 2.24%, due
                  01/07/05                                               4,828,497
                                                                     -------------
                U.S. GOVERNMENT -- 0.2%
     2,227,020  U.S. Treasury Inflation Indexed Note, 3.63%, due
                  01/15/08(b)                                            2,407,618
                                                                     -------------
                U.S. GOVERNMENT AGENCY -- 4.8%
     1,150,000  Agency for International Development Floater
                  (Support of Belize),
                  Variable Rate, 6 mo. U.S. Treasury Bill + .50%,
                  2.17%, due 01/01/14                                    1,132,750
     4,376,875  Agency for International Development Floater
                  (Support of C.A.B.E.I.),
                  Variable Rate, 6 mo. U.S. Treasury Bill + .40%,
                  2.07%, due 10/01/12                                    4,294,809
     1,902,228  Agency for International Development Floater
                  (Support of Honduras),
                  Variable Rate, 3 mo. U.S. Treasury Bill x 117%,
                  2.01%, due 10/01/11                                    1,890,339
    15,000,000  Agency for International Development Floater
                  (Support of India),
                  Variable Rate, 3 mo. LIBOR + .10%, 1.92%, due
                  02/01/27                                              14,775,000

              See accompanying notes to the financial statements.              5

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)   DESCRIPTION                                            VALUE ($)
----------------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY -- CONTINUED
     5,345,368  Agency for International Development Floater
                  (Support of Jamaica),
                  Variable Rate, 6 mo. U.S. Treasury Bill + .75%,
                  2.42%, due 03/30/19                                    5,305,278
    15,000,000  Agency for International Development Floater
                  (Support of Morocco),
                  Variable Rate, 6 mo. LIBOR + .15%, 1.95%, due
                  10/29/26                                              14,962,500
     1,401,000  Agency for International Development Floater
                  (Support of Morocco),
                  Variable Rate, 6 mo. U.S. Treasury Bill + .45%,
                  2.12%, due 11/15/14                                    1,372,980
     2,621,046  Agency for International Development Floater
                  (Support of Peru), Series A,
                  Variable Rate, 6 mo. U.S. Treasury Bill +.35%,
                  2.01%, due 05/01/14                                    2,594,836
    14,100,000  Agency for International Development Floater
                  (Support of Tunisia),
                  Variable Rate, 6 mo. LIBOR, 1.81%, due 07/01/23       13,818,000
     1,583,334  Agency for International Development Floater
                  (Support of Zimbabwe),
                  Variable Rate, 3 mo. U.S. Treasury Bill x 115%,
                  1.98%, due 01/01/12                                    1,559,584
     2,700,000  Federal Home Loan Bank,
                  Variable Rate, 3 mo. LIBOR + .25%, 2.06%, due
                  11/05/03                                               2,696,625
     1,583,633  Small Business Administration Series 95-10C, 6.88%,
                  due 09/01/05                                           1,638,938
                                                                     -------------
                                                                        66,041,639
                                                                     -------------

                TOTAL DEBT OBLIGATIONS (COST $1,427,758,956)         1,417,119,019
                                                                     -------------

              See accompanying notes to the financial statements.
6

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

  PRINCIPAL
   AMOUNT/
PAR VALUE ($)   DESCRIPTION                                            VALUE ($)
----------------------------------------------------------------------------------
                CALL OPTIONS PURCHASED -- 0.1%
                OPTIONS ON BONDS -- 0.1%
    25,000,000  Asian Development Bank, 5.593%, 07/16/18, Expires
                  07/16/03, Strike 100.00                                  405,000
    25,000,000  Bellsouth Telecommunications, 7.00%, 12/01/95,
                  Expires 10/26/06, Strike 100.00                          495,000
                                                                     -------------
                                                                           900,000
                                                                     -------------

                TOTAL CALL OPTIONS PURCHASED (COST $687,500)               900,000
                                                                     -------------
                SHORT-TERM INVESTMENTS -- 2.4%
                COMMERCIAL PAPER -- 2.4%
$   32,587,000  Insured Asset Funding, 144A, 1.95%, due 9/03/02         32,581,705
                                                                     -------------
                REPURCHASE AGREEMENTS -- 0.0%
$        7,962  Morgan Stanley Dean Witter & Co. Repurchase
                Agreement, dated 8/30/02, due 9/03/02, with a
                maturity value of $7,963, and an effective yield of
                0.85%, collateralized by a U.S. Treasury Bond with
                a rate of 0.00%, maturity date of 11/15/14, and a
                market value, including accrued interest of
                $10,982.                                                     7,962
                                                                     -------------

                TOTAL SHORT-TERM INVESTMENTS (COST $32,589,667)         32,589,667
                                                                     -------------
                TOTAL INVESTMENTS -- 105.1%
                (Cost $1,461,036,123)                                1,450,608,686

                Other Assets and Liabilities (net) -- (5.1%)           (69,988,313)
                                                                     -------------
                TOTAL NET ASSETS -- 100.0%                           $1,380,620,373
                                                                     =============

              See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

NOTES TO THE SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation

CBO - Collateralized Bond Obligation

EMTN - Euromarket Medium Term Note

GBP - British Pound

MBIA - Insured as to the payment of principal and interest by Municipal Bond Insurance Association

USD - United States Dollar

(a) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 6).

(b) All or a portion of this security is held as collateral for open swap contracts (Note 6).

8             See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $1,461,036,123) (Note 1)       $1,450,608,686
   Cash                                                                  192
   Receivable for Fund shares sold                                 2,200,000
   Interest receivable                                             6,810,724
   Receivable for expenses reimbursed by Manager (Note 2)             23,591
                                                              --------------

      Total assets                                             1,459,643,193
                                                              --------------

LIABILITIES:
   Payable for investments purchased                              28,029,038
   Payable for Fund shares repurchased                               200,000
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                                  340,294
   Interest payable for open swap contracts (Notes 1 and 6)          768,580
   Net payable for open swap contracts (Notes 1 and 6)            10,215,255
   Payable for reverse repurchase agreements (Notes 1 and 6)      39,328,000
   Accrued expenses                                                  141,653
                                                              --------------

      Total liabilities                                           79,022,820
                                                              --------------
NET ASSETS                                                    $1,380,620,373
                                                              ==============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $1,380,499,165
   Accumulated undistributed net investment income                23,448,186
   Accumulated net realized loss                                  (2,344,895)
   Net unrealized depreciation                                   (20,982,083)
                                                              --------------
                                                              $1,380,620,373
                                                              ==============

SHARES OUTSTANDING                                                53,806,438
                                                              ==============

NET ASSET VALUE PER SHARE                                     $        25.66
                                                              ==============

              See accompanying notes to the financial statements.              9

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest (including securities lending income of $2,142)   $24,361,318
                                                              -----------

      Total income                                             24,361,318
                                                              -----------
EXPENSES:
   Interest expense (Notes 1 and 6)                               146,939
   Custodian and transfer agent fees                               85,410
   Legal fees                                                      27,567
   Audit fees                                                      16,376
   Trustees fees (Note 2)                                          14,845
   Registration fees                                                  276
   Miscellaneous                                                   13,582
   Fees reimbursed by Manager (Note 2)                           (142,876)
                                                              -----------
      Net expenses                                                162,119
                                                              -----------

            Net investment income                              24,199,199
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                 373,781
      Foreign currency, forward contracts and foreign
      currency related transactions                            (2,685,900)
                                                              -----------

         Net realized loss                                     (2,312,119)
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              (3,849,832)
      Open swap contracts                                      (5,081,837)
      Foreign currency, forward contracts and foreign
      currency related transactions                              (258,970)
                                                              -----------

         Net unrealized loss                                   (9,190,639)
                                                              -----------

      Net realized and unrealized loss                        (11,502,758)
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $12,696,441
                                                              ===========

10            See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   24,199,199    $   67,631,921
   Net realized gain (loss)                                   (2,312,119)       10,857,842
   Change in net unrealized appreciation (depreciation)       (9,190,639)      (26,022,121)
                                                          --------------    --------------
   Net increase in net assets from operations                 12,696,441        52,467,642
                                                          --------------    --------------

Distributions to shareholders from:
   Net investment income                                      (8,124,881)      (76,537,894)
   Net realized gains                                         (4,222,800)               --
                                                          --------------    --------------
                                                             (12,347,681)      (76,537,894)
                                                          --------------    --------------
Fund share transactions: (Note 5)
   Proceeds from sale of shares                              263,509,000       866,500,000
   Net asset value of shares issued to shareholders in
    payment of distributions declared                         12,347,681        76,537,894
   Cost of shares repurchased                               (336,296,358)     (998,429,701)
                                                          --------------    --------------
   Net decrease in net assets resulting from Fund share
    transactions                                             (60,439,677)      (55,391,807)
                                                          --------------    --------------
      Total decrease in net assets                           (60,090,917)      (79,462,059)
NET ASSETS:
   Beginning of period                                     1,440,711,290     1,520,173,349
                                                          --------------    --------------
   End of period (including accumulated undistributed
    net investment income of $23,448,186 and
    $7,373,868, respectively)                             $1,380,620,373    $1,440,711,290
                                                          ==============    ==============

              See accompanying notes to the financial statements.             11

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                SIX MONTHS ENDED              YEAR ENDED FEBRUARY 28/29,
                                                AUGUST 31, 2002    ------------------------------------------------
                                                  (UNAUDITED)           2002           2001(C)           2000*
                                                ----------------   --------------   --------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    25.66        $    26.14       $    25.29        $  25.00
                                                   ----------        ----------       ----------        --------

Income from investment operations:
   Net investment income                                 0.44++            1.23++           1.83++          0.26
   Net realized and unrealized gain (loss)              (0.21)            (0.27)            0.07            0.03
                                                   ----------        ----------       ----------        --------

      Total from investment operations                   0.23              0.96             1.90            0.29
                                                   ----------        ----------       ----------        --------

Less distributions to shareholders:
   From net investment income                           (0.15)            (1.44)           (1.05)             --
   From net realized gains                              (0.08)               --               --              --
                                                   ----------        ----------       ----------        --------

      Total distributions                               (0.23)            (1.44)           (1.05)             --
                                                   ----------        ----------       ----------        --------
NET ASSET VALUE, END OF PERIOD                     $    25.66        $    25.66       $    26.14        $  25.29
                                                   ==========        ==========       ==========        ========
TOTAL RETURN(a)                                          0.90%+            3.69%            7.61%           1.16%+

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)               $1,380,620        $1,440,711       $1,520,173        $338,101
   Net operating expenses to average daily
     net assets                                            --**(d)           --(d)            --(d)           --**(d)
   Interest expense to average daily net
     assets                                              0.02%**(b)         0.05%(b)         0.20%(b)        0.40%**(b)
   Total net expenses to average daily net
     assets                                              0.02%**           0.05%            0.20%           0.40%**
   Net investment income to average daily net
     assets                                              3.42%**           4.67%            7.05%           6.77%**
   Portfolio turnover rate                                 14%               29%              39%              4%
   Fees and expenses reimbursed by the
     Manager to average daily net assets:                0.02%**           0.02%            0.02%           0.02%**

(a) The total return would have been lower had certain expenses not been reimbursed during the period shown.
(b) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(c) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share. The effect of this change decreased the ratio of net investment income to average net assets from 7.06% to 7.05%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(d) Net operating expenses as a percentage of average daily net assets was less than 0.01%.
*    Period from December 31, 1999 (commencement of operations) to February
     29, 2000.
**   Annualized.
+    Not annualized.
++   Computed using average shares outstanding throughout the period.

12            See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Alpha LIBOR Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return by investing primarily in relatively high quality, low volatility fixed income instruments. The Fund's benchmark is the J.P. Morgan U.S. 3-month Cash Index.

      Shares of GMO Alpha LIBOR Fund are only offered to other Funds of the Trust and other GMO separately managed accounts.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of other Funds of the Trust are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund, or an underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 2002, the Fund held no open futures contracts.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2002.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2002, the Fund held no written option contracts outstanding.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. See Schedule of Investments for all open purchased option contracts as of August 31, 2002.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. At August 31, 2002, $12,716,032 was set aside as collateral for swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2002.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. At August 31, 2002, the Fund had entered into one reverse repurchase agreement having a market value of $39,328,000, collateralized by securities with a market value of $40,060,800. See Note 6 for a summary of open reverse repurchase agreements as of August 31, 2002.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Dividend income is recorded on the ex-dividend date. Non cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of these securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO does not charge the Fund any management or service fees. In addition, GMO has contractually agreed to reimburse all of the Fund's expenses (excluding brokerage commissions and other investment-related costs, hedging transaction fees, fees and expenses of the independent trustees of the Trust, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) until June 30, 2003.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002, was $14,845. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended ended August 31, 2002, aggregated $203,582,410 and $244,875,165, respectively.

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
         $1,461,036,123    $13,702,333       $(24,129,770)    $(10,427,437)

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 83.2% of the outstanding shares of the Fund were held by five shareholders, two of which were other funds of GMO Trust, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months Ended
                                                             August 31, 2002                Year Ended
                                                               (unaudited)              February 28, 2002
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
                                                        -----------  -------------  -----------  -------------
         Shares sold                                     10,220,941  $ 263,509,000   32,903,902  $ 866,500,000
         Shares issued to shareholders
           in reinvestment of distributions                 480,081     12,347,681    2,974,284     76,537,894
         Shares repurchased                             (13,049,267)  (336,296,358) (37,889,038)  (998,429,701)
                                                        -----------  -------------  -----------  -------------
         Net decrease                                    (2,348,245) $ (60,439,677)  (2,010,852) $ (55,391,807)
                                                        ===========  =============  ===========  =============

      6. FINANCIAL INSTRUMENTS
      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      FORWARD CURRENCY CONTRACTS

         Settlement               Units                   Net Unrealized
            Date     Deliver   of Currency      Value      Depreciation
         ----------  --------  ------------  -----------  --------------

           Sales
          10/15/02   GBP        20,000,000   $30,853,094    $(340,294)
                                                            =========

      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      REVERSE REPURCHASE AGREEMENTS

         Face Value                         Description                        Market Value
         -----------  -------------------------------------------------------  ------------
                      Barclays Bank, 1.860%, dated 8/13/02, to be repurchased
         $39,328,000  on demand at face value plus accrued interest.           $39,328,000
                                                                               ===========

         Average balance outstanding                                   $24,811,333
         Average interest rate                                               1.86%
         Maximum balance outstanding                                   $44,303,000
         Average shares outstanding                                    54,216,287
         Average balance per share outstanding                         $     0.46

      Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

      SWAP AGREEMENTS

                                                                                          Net Unrealized
                          Expiration                                                       Appreciation
         Notional Amount     Date                        Description                      (Depreciation)
         ---------------  ----------  --------------------------------------------------  --------------

         CREDIT DEFAULT SWAPS
          20,000,000 USD    8/14/07   Agreement with JP Morgan Chase Bank dated 8/9/02     $  1,090,602
                                      to receive 4.75% per year times the notional
                                      amount. The Fund pays only upon a default event,
                                      the notional amount times the difference between
                                      the par value and the then-market value of the
                                      Ford Motor Credit Company, 7.25% due 10/25/11.

         FORWARD SWAP SPREAD LOCK SWAPS
         250,000,000 USD    3/10/03   Agreement with Bear Stearns Bank Plc dated 3/06/01      2,171,534
                                      to pay (receive) the notional amount multiplied by
                                      the difference between the 2 year swap spread and
                                      a fixed spread times the duration of the 2 year
                                      swap rate.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                          Net Unrealized
                          Expiration                                                       Appreciation
         Notional Amount     Date                        Description                      (Depreciation)
         ---------------  ----------  --------------------------------------------------  --------------

         INTEREST RATE SWAPS
         100,000,000 USD    1/18/06   Agreement with Goldman Sachs International dated     $ (8,500,612)
                                      1/16/01 to pay the notional amount multiplied by
                                      5.82% and to receive the notional amount
                                      multiplied by the 3 month LIBOR adjusted for a
                                      specified spread.
          40,000,000 USD    1/24/11   Agreement with Goldman Sachs International dated       (4,538,129)
                                      1/19/01 to pay the notional amount multiplied by
                                      6.0675% and to receive the notional amount
                                      multiplied by the 3 month LIBOR adjusted by a
                                      specified spread.
           7,000,000 USD   10/17/11   Agreement with Bear Stearns Bank Plc dated               (438,650)
                                      10/11/01 to pay the notional amount multiplied by
                                      5.396% and to receive the notional amount
                                      multiplied by the 3 month LIBOR adjusted by a
                                      specified spread.
                                                                                           ------------
                                                                                           $(10,215,255)
                                                                                           ============

      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 97.9%
               ADVERTISING -- 0.1%
        1,600  Getty Images Inc*                                              28,832
                                                                        ------------
               AUTO & TRANSPORTATION -- 6.6%
        5,700  AMR Corp*                                                      58,083
        2,400  ArvinMeritor Inc                                               56,136
        3,000  Autoliv Inc                                                    65,700
        9,700  Burlington Northern Santa Fe Railroad Co                      278,972
        1,900  Carnival Corp                                                  46,493
        2,400  Continental Airlines Inc, Class B*                             24,408
        2,100  Cooper Tire & Rubber Co                                        43,848
        4,900  Dana Corp                                                      83,006
        4,400  Delta Air Lines Inc                                            77,308
          800  Eaton Corp                                                     56,592
        3,200  FedEx Corp                                                    151,520
       23,754  Ford Motor Co                                                 279,585
       17,782  General Motors Corp                                           851,047
        5,800  Goodyear Tire & Rubber Co                                      78,416
        2,100  Lear Corp*                                                     97,860
        2,200  Navistar International Corp                                    55,000
        2,300  Norfolk Southern Corp                                          48,139
          800  SPX Corp*                                                      86,880
        3,100  TRW Inc                                                       177,940
        4,900  UAL Corp*                                                      14,063
                                                                        ------------
                                                                           2,630,996
                                                                        ------------
               CONSUMER DISCRETIONARY -- 11.0%
        1,200  AnnTaylor Stores Corp*                                         32,040
        8,500  Autonation Inc*                                               112,200
        1,400  Autozone Inc*                                                 101,290
        3,800  Big Lots Inc*                                                  64,030
        1,000  Black and Decker Corp                                          44,870
        4,200  Blockbuster Inc                                                95,550
        3,000  Catalina Marketing Corp*                                       94,290
        1,200  CBRL Group Inc                                                 30,816
       11,900  Cendant Corp*                                                 170,289
        4,900  Circuit City Stores Inc                                        68,306
        2,000  Clorox Co                                                      86,120
        2,100  Cox Radio Inc*                                                 50,358

              See accompanying notes to the financial statements.              1

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
        8,300  Eastman Kodak Co                                              253,482
        3,400  Federated Department Stores Inc*                              122,060
        5,900  Fox Entertainment Group Inc, Class A*                         131,747
          800  Furniture Brands International Inc*                            20,200
        3,000  Gillette Co                                                    94,590
          800  Harman International Industries                                41,144
          800  Harrahs Entertainment Inc*                                     38,032
        2,300  Hasbro Inc                                                     30,245
        6,600  Hilton Hotels Corp                                             75,966
          900  Hispanic Broadcasting Corp*                                    17,415
        6,500  Ikon Office Solutions Inc                                      60,125
        2,500  Jones Apparel Group Inc*                                       90,225
       13,500  Kmart Corp*                                                     8,775
        7,530  Limited Brands Inc                                            115,134
        1,800  Linens N Things Inc*                                           38,826
        1,700  Mandalay Resort Group*                                         51,170
        1,600  Manpower Inc                                                   52,992
        4,300  May Department Stores Co                                      126,119
        1,100  Maytag Corp                                                    35,904
        1,800  MGM Grand Inc*                                                 63,882
        2,200  Michaels Stores Inc*                                          102,278
        1,700  Mohawk Industries Inc*                                         84,150
        1,800  Newell Rubbermaid Inc                                          62,280
        1,200  Nike Inc, Class B                                              51,816
        2,700  Office Depot Inc*                                              34,884
        2,400  Outback Steakhouse Inc*                                        70,464
        4,400  Penney (JC) Co Inc                                             76,384
        1,800  Pier 1 Imports Inc                                             32,220
        2,800  R.R. Donnelley and Sons                                        73,864
        1,800  Robert Half International Inc*                                 31,176
        5,900  Saks Inc*                                                      62,658
       10,600  Sears Roebuck & Co                                            482,406
       13,800  Service Corp International*                                    51,336
        3,600  Staples Inc*                                                   50,040
        1,400  Starwood Hotels and Resorts Worldwide Inc                      36,092
        5,100  The Gap Inc                                                    59,823
        3,100  Toys R Us Inc*                                                 41,323
        1,100  Tribune Co                                                     45,881
        2,500  VF Corp                                                       101,525
        7,900  Viacom Inc, Class A*                                          321,530

2             See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
        1,600  Viacom Inc, Class B*                                           65,120
          900  Whirlpool Corp                                                 49,779
                                                                        ------------
                                                                           4,405,221
                                                                        ------------
               CONSUMER STAPLES -- 7.6%
        1,300  Anheuser Busch Cos Inc                                         69,108
        1,200  Campbell Soup Co                                               27,780
        1,800  Coca Cola Co                                                   91,800
        1,900  Coca Cola Enterprises Inc                                      38,399
        3,000  ConAgra Foods Inc                                              78,870
          700  Coors (Adolph) Co, Class B                                     42,035
        1,100  Dean Foods Co*                                                 41,635
        2,400  Dole Food Co                                                   65,280
          600  Hormel Foods Corp                                              13,698
           34  JM Smucker Co                                                   1,236
        2,100  PepsiAmericas Inc                                              30,072
          800  Pepsico Inc                                                    31,640
       24,400  Philip Morris Cos Inc                                       1,220,000
        7,100  Procter and Gamble Co                                         629,415
        7,300  Rite Aid Corp*                                                 15,330
        3,000  RJ Reynolds Tobacco Holdings                                  176,520
        4,900  Safeway Inc*                                                  126,518
        2,100  Sara Lee Corp                                                  38,724
        1,400  Smithfield Foods Inc*                                          24,822
        2,000  Supervalu Inc                                                  41,540
       13,524  Tyson Foods Inc, Class A                                      167,968
        2,200  UST Inc                                                        76,362
                                                                        ------------
                                                                           3,048,752
                                                                        ------------
               ELECTRONIC EQUIPMENT -- 0.1%
          500  3 Com Corp*                                                     2,465
        2,500  Broadcom Corp, Class A*                                        41,225
                                                                        ------------
                                                                              43,690
                                                                        ------------
               FINANCIAL SERVICES -- 22.7%
          700  Affiliated Computer Services Inc*                              31,150
        1,100  Allmerica Financial Corp                                       24,475
        7,600  Allstate Corp                                                 282,872
        7,100  American Express Co                                           256,026

              See accompanying notes to the financial statements.              3

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        1,300  American Financial Group Inc                                   32,526
          200  American National Insurance Co                                 15,250
       15,600  Bank of America Corp                                        1,093,248
        3,900  Bank of Hawaii Corp                                           112,632
        5,600  Bank One Corp                                                 229,320
        2,980  Bear Stearns Cos Inc                                          190,511
           50  Berkshire Hathaway Inc, Class B*                              122,000
          309  BOK Financial Corp*                                            10,293
        1,597  Charter One Financial Inc                                      53,819
        1,700  Cigna Corp                                                    144,704
        5,300  Citigroup Inc                                                 173,575
          400  City National Corp                                             21,568
        2,000  CNA Financial Corp*                                            54,820
        3,400  Comerica Inc                                                  198,900
          400  Commerce Group Inc                                             15,480
       12,300  Conseco Inc*                                                    1,660
        3,300  Countrywide Credit Industries Inc                             173,217
          300  Cullen Frost Bankers Inc                                       11,220
        2,200  Deluxe Corp                                                   100,012
        2,200  Dun & Bradstreet Corp*                                         77,638
        6,200  E*trade Group Inc*                                             26,908
        1,000  Edwards (AG) Inc                                               37,640
        2,100  Fidelity National Financial Inc                                62,895
        8,784  FleetBoston Financial Corp                                    211,958
        1,100  GATX Corp                                                      26,763
        1,600  Global Payments Inc                                            44,576
        2,600  Greater Bay Bancorp                                            65,520
        2,000  Greenpoint Financial Corp                                     102,000
          500  H&R Block Inc                                                  24,450
        2,100  Hibernia Corp, Class A                                         43,932
          700  Hospitality Properties Trust, REIT                             24,276
        1,300  Hudson City Bancorp Inc                                        24,076
        1,800  Huntington Bancshares Inc                                      36,342
        8,080  J.P. Morgan Chase & Co                                        213,312
        9,500  Key Corp                                                      254,885
          900  Lehman Brothers Holdings Inc                                   51,309
        1,100  Lincoln National Corp                                          40,755
        8,000  Loews Corp                                                    420,080
          800  Marsh & McLennan Cos Inc                                       38,920
        8,700  MBNA Corp                                                     175,740

4             See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
        2,800  Metris Companies Inc                                           11,200
        3,100  MGIC Investment Corp                                          186,651
          900  Mony Group Inc                                                 24,435
        7,900  Morgan Stanley Dean Witter & Co                               337,488
        9,600  National City Corp                                            299,232
          900  National Processing Inc*                                       18,423
        2,800  Nationwide Financial Services, Class A                         85,400
        2,700  Old Republic International Corp                                86,670
        3,100  PMI Group Inc                                                 105,090
        1,400  PNC Bank Corp                                                  64,526
          500  Provident Financial Group                                      14,480
       13,400  Providian Financial Corp*                                      76,112
        2,200  Radian Group Inc                                               95,612
        5,500  Regions Financial Corp                                        196,460
        1,800  Ryder System Inc                                               47,052
        1,000  Silicon Valley Bancshares*                                     22,660
        2,200  Southtrust Corp                                                57,728
       15,400  Sovereign Bancorp Inc                                         235,928
        2,200  Stilwell Financial Inc                                         30,668
          400  Student Loan Group                                             37,368
        1,300  Suntrust Banks Inc                                             87,763
        3,500  Torchmark Corp                                                130,725
          228  Travelers Property Casualty Corp, Class A*                      3,584
          470  Travelers Property Casualty Corp, Class B*                      7,656
        1,500  Union Planters Corp                                            46,590
        4,000  UnionBanCal Corp                                              180,000
        7,900  Unumprovident Corp                                            182,964
       11,900  Wachovia Corp                                                 438,515
        5,400  Washington Mutual Inc                                         204,174
        7,600  Wells Fargo & Co                                              396,644
                                                                        ------------
                                                                           9,065,051
                                                                        ------------
               HEALTH CARE -- 8.6%
        5,700  Aetna Inc                                                     242,877
        6,000  Boston Scientific Corp*                                       174,900
        6,400  Bristol Myers Squibb Co                                       159,680
        4,700  Health Net Inc*                                               109,416
        2,700  Johnson & Johnson                                             146,637
       37,300  Merck & Co Inc                                              1,884,396
          100  Renal Care Group Inc*                                           3,283

              See accompanying notes to the financial statements.              5

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               HEALTH CARE -- CONTINUED
       27,800  Schering Plough Corp                                          641,624
        1,100  Wellpoint Health Network Inc*                                  81,807
                                                                        ------------
                                                                           3,444,620
                                                                        ------------
               INTEGRATED OILS -- 2.6%
          800  Amerada Hess Corp                                              58,480
          500  ChevronTexaco Corp                                             38,315
       15,200  Conoco Inc                                                    373,160
        5,900  Exxon Mobil Corp                                              209,155
        9,000  Marathon Oil Corp                                             222,750
        2,700  Phillips Petroleum Co                                         141,966
                                                                        ------------
                                                                           1,043,826
                                                                        ------------
               MANUFACTURING -- 0.2%
        4,000  Brunswick Corp                                                 97,800
                                                                        ------------
               MATERIALS & PROCESSING -- 4.1%
        1,500  AK Steel Holding Corp*                                         13,650
        3,600  Allegheny Technologies Inc                                     31,284
          800  AptarGroup Inc                                                 25,680
        2,300  Ashland Inc                                                    65,918
          700  Avery Dennison Corp                                            44,184
        3,000  Cooper Industries Ltd                                          98,160
        5,100  Du Pont (E.I.) De Nemours                                     205,581
          600  Eastman Chemical Co                                            26,922
        2,100  Engelhard Corp                                                 54,936
          400  Harsco Corp                                                    12,140
        8,500  Hercules Inc*                                                  89,250
        3,900  IMC Global Inc                                                 51,636
        2,400  Kinder Morgan Energy Partners                                  78,144
        2,500  Lafarge Corp                                                   85,025
        1,600  Lubrizol Corp                                                  49,920
        4,100  Lyondell Petro Chemical Co                                     58,753
        1,900  MeadWestvaco Corp                                              44,251
          800  Nucor Corp                                                     40,032
        1,100  Owens Illinois Inc*                                            12,870
        2,500  PPG Industries Inc                                            140,675
        3,900  RPM Inc                                                        59,592
        4,800  Sealed Air Corp*                                               74,352

6             See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               MATERIALS & PROCESSING -- CONTINUED
        2,800  Sherwin Williams Co                                            75,600
        2,500  Sonoco Products Co                                             58,950
        6,700  United States Steel Corp                                       91,991
        1,300  Valspar Corp                                                   52,702
                                                                        ------------
                                                                           1,642,198
                                                                        ------------
               OTHER -- 2.0%
          600  Carlisle Cos Inc                                               26,880
        2,400  Crane Co                                                       54,840
        1,700  FMC Corp*                                                      48,127
       11,700  Honeywell International Inc                                   350,415
        3,500  Ingersoll Rand Co                                             131,425
          500  ITT Industries Inc                                             33,990
        1,000  Johnson Controls Inc                                           86,290
          100  Lancaster Colony Corp                                           4,119
        1,300  Textron Inc                                                    50,505
          900  Westwood One Inc*                                              31,437
                                                                        ------------
                                                                             818,028
                                                                        ------------
               OTHER ENERGY -- 1.5%
        4,700  AES Corp*                                                      14,194
        1,300  Apache Corp                                                    71,578
        2,200  Devon Energy Corp                                             103,400
        1,400  Ensco International Inc                                        37,338
        1,200  Nabors Industries Ltd.*                                        39,624
        2,400  Patterson-UTI Energy Inc*                                      59,952
          800  Pioneer Natural Resources Co*                                  19,912
        2,300  Schlumberger Ltd                                               99,383
        5,900  Transocean Sedco Forex Inc                                    144,550
                                                                        ------------
                                                                             589,931
                                                                        ------------
               PRODUCER DURABLES -- 5.2%
        3,700  Agco Corp*                                                     70,744
        4,600  Boeing Co                                                     170,522
        1,100  Caterpillar Inc                                                48,004
        2,000  Centex Corp                                                   100,980
          100  Clayton Homes Inc                                               1,327
        1,300  Cummins Inc                                                    38,727
        2,000  Deere (John) and Co                                            91,840

              See accompanying notes to the financial statements.              7

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               PRODUCER DURABLES -- CONTINUED
          900  Grainger (WW) Inc                                              40,545
        5,500  Horton (DR) Inc                                               114,180
        1,800  Hubbell Inc, Class B                                           57,780
        1,700  KB HOME                                                        81,515
        1,800  Lennar Corp                                                    95,040
        4,200  Lockheed Martin Corp                                          265,944
        1,700  Northrop Grumman Corp                                         208,760
          600  Parker-Hannifin Corp                                           24,336
          600  Pentair Inc                                                    26,064
        3,000  Pitney Bowes Inc                                              108,750
        2,100  Pulte Corp                                                    100,254
          800  Ryland Group Inc                                               34,120
        1,500  Steelcase Inc                                                  18,690
        1,200  Teradyne Inc*                                                  15,180
        3,000  Thomas & Betts Corp*                                           48,450
        1,600  Toll Brothers Inc*                                             40,000
        1,800  Tyco International Ltd                                         28,242
        1,100  United Technologies Corp                                       65,329
       26,200  Xerox Corp*                                                   183,662
                                                                        ------------
                                                                           2,078,985
                                                                        ------------
               RETAIL TRADE -- 0.2%
          900  Brinker International Inc*                                     24,948
        2,000  Nordstrom Inc                                                  38,660
                                                                        ------------
                                                                              63,608
                                                                        ------------
               TECHNOLOGY -- 8.4%
        1,200  Acxiom Corp*                                                   21,180
        2,800  Adaptec Inc*                                                   17,164
           59  Agere Systems Inc*                                                 94
        3,900  Agilent Technologies Inc*                                      52,377
        2,200  Apple Computer Inc*                                            32,450
        2,400  Applera Corp-Applied Biosystems Group                          47,544
        2,600  Arrow Electronics Inc*                                         42,354
        8,800  AT & T Wireless Services Inc*                                  43,472
        1,300  AVX Corp                                                       15,964
        5,000  BMC Software Inc*                                              69,500
        5,600  Ceridian Corp*                                                 89,992
       15,900  Cisco Systems Inc*                                            219,738

8             See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
        5,800  Computer Associates International Inc                          64,960
        3,000  Computer Sciences Corp*                                       110,490
       12,000  Corning Inc*                                                   24,000
        1,800  Cypress Semiconductor Corp*                                    18,954
        2,300  Dell Computer Corp*                                            61,226
        2,400  Emulex Corp*                                                   40,512
        3,100  Fairchild Semiconductor Corp, Class A*                         37,417
        1,600  Harris Corp                                                    51,120
       12,187  Hewlett Packard Co                                            163,671
        6,100  Ingram Micro Inc*                                              83,265
       23,900  Intel Corp                                                    398,413
        1,000  Intuit Inc*                                                    44,630
        2,200  J.D. Edwards & Co*                                             28,710
        4,200  Keane Inc*                                                     34,020
        5,500  Lucent Technologies Inc*                                        9,515
        1,700  Macromedia Inc*                                                11,628
        3,900  Micron Technology Inc*                                         67,275
        5,900  Motorola Inc                                                   70,800
        2,600  Network Associates Inc*                                        33,800
       62,300  Oracle Corp*                                                  597,457
        1,900  Perot Systems Corp*                                            22,515
        8,200  Raytheon Co                                                   287,000
        1,700  Reynolds & Reynolds Inc, Class A                               42,245
        5,600  Rockwell International Corp                                   103,152
        2,600  Storage Technology Corp*                                       35,490
        3,100  Symantec Co*                                                   88,660
        8,700  Tellabs Inc*                                                   49,155
        2,100  Tibco Software Inc*                                             8,841
        6,000  VeriSign Inc*                                                  43,080
        1,900  Veritas Software Corp*                                         30,761
        2,500  Vishay Intertechnology Inc*                                    35,800
          400  Zebra Technologies Corp*                                       21,724
                                                                        ------------
                                                                           3,372,115
                                                                        ------------
               U.S. GOVERNMENT AGENCY -- 4.8%
       17,600  Fannie Mae                                                  1,333,728
        9,000  Freddie Mac                                                   576,900
                                                                        ------------
                                                                           1,910,628
                                                                        ------------

              See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               UTILITIES -- 12.2%
        2,000  Ameren Corp                                                    88,100
        1,400  American Electric Power Inc                                    47,740
        1,400  Aquila Inc                                                      5,502
      126,655  AT & T Corp                                                 1,547,724
        3,600  Bellsouth Corp                                                 83,952
        2,000  Cinergy Corp                                                   68,800
        3,500  CMS Energy Corp                                                36,960
        4,000  Consolidated Edison Inc                                       162,760
        1,300  DQE Inc                                                        19,513
        1,900  DTE Energy Co                                                  81,529
       10,900  Edison International*                                         130,582
        2,500  Energy East Corp                                               52,300
        1,200  Entergy Corp                                                   50,628
        1,877  Firstenergy Corp                                               61,941
        2,300  FPL Group Inc                                                 131,284
        1,100  Great Plains Energy Inc                                        22,957
          900  Nicor Inc                                                      25,560
        2,400  Pepco Holdings Inc                                             51,792
       13,700  PG & E Corp*                                                  155,495
        1,400  Pinnacle West Capital Corp                                     46,774
        2,700  Public Service Enterprise Group Inc                            95,040
        2,200  Puget Energy Inc                                               47,740
        3,300  Reliant Energy Inc                                             39,105
       16,153  SBC Communications Inc                                        399,625
        1,300  SCANA Corp                                                     36,374
        2,200  Sempra Energy                                                  52,822
        2,400  Southern Co                                                    69,504
       28,200  Sprint Corp (Fon Group)                                       327,120
        2,300  TXU Corp                                                      111,228
       23,952  Verizon Communications Inc                                    742,512
        2,900  Wisconsin Energy Corp                                          73,689
                                                                        ------------
                                                                           4,866,652
                                                                        ------------

               TOTAL COMMON STOCKS (COST $44,805,654)                     39,150,933
                                                                        ------------

              See accompanying notes to the financial statements.
10

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               RIGHTS AND WARRANTS -- 0.0%
               TECHNOLOGY -- 0.0%
          800  Seagate Technology Inc Rights(a)                                    8
                                                                        ------------

               TOTAL RIGHTS AND WARRANTS (COST $0)                                 8
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 9.5%
               CASH EQUIVALENTS -- 5.8%
      936,692  Dreyfus Money Market Fund(b)                                  936,692
$     851,777  Harris Trust & Savings Bank Eurodollar Time Deposit,
                 1.80%, due 9/18/02(b)                                       851,777
      553,655  Merrimac Money Market Fund(b)                                 553,655
                                                                        ------------
                                                                           2,342,124
                                                                        ------------
               U.S. GOVERNMENT -- 0.2%
$      75,000  U.S. Treasury Bill, 1.64%, due 12/5/02(c)                      74,677
                                                                        ------------
               REPURCHASE AGREEMENTS -- 3.5%
$   1,404,936  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/30/02, due 9/3/02, with a maturity value of
               $1,405,069, and an effective yield of 0.85%,
               collateralized by a U.S. Treasury Bond with a rate of
               8.125%, maturity date of 8/15/19, and a market value,
               including accrued interest of $1,436,110.                   1,404,936
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $3,821,747)              3,821,737
                                                                        ------------
               TOTAL INVESTMENTS -- 107.4%
               (Cost $48,627,401)                                         42,972,678

               Other Assets and Liabilities (net) -- (7.4%)               (2,978,728)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $ 39,993,950
                                                                        ============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(b)  Represents investment of security lending collateral (Note 1).

(c) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

              See accompanying notes to the financial statements.             11

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $2,232,150 (cost $48,627,401) (Note 1)                    $42,972,678
   Cash                                                               344
   Receivable for investments sold                                430,252
   Dividends and interest receivable                               73,401
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 2,965
   Receivable for expenses reimbursed by Manager (Note 2)           8,773
                                                              -----------

      Total assets                                             43,488,413
                                                              -----------

LIABILITIES:
   Payable for investments purchased                            1,100,307
   Payable upon return of securities loaned (Note 1)            2,342,124
   Payable to affiliate for (Note 2):
      Management fee                                               11,049
      Shareholder service fee                                       5,022
   Accrued expenses                                                35,961
                                                              -----------

      Total liabilities                                         3,494,463
                                                              -----------
NET ASSETS                                                    $39,993,950
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $45,041,901
   Accumulated undistributed net investment income                 97,392
   Accumulated net realized gain                                  511,094
   Net unrealized depreciation                                 (5,656,437)
                                                              -----------
                                                              $39,993,950
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $39,993,950
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    4,385,673
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      9.12
                                                              ===========

12            See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                  $   519,444
   Interest (including securities lending income of $6,895)        13,135
                                                              -----------

         Total income                                             532,579
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                         97,081
   Custodian and transfer agent fees                               23,920
   Audit fees                                                      18,400
   Legal fees                                                       1,478
   Registration fees                                                1,196
   Trustees fees (Note 2)                                             639
   Miscellaneous                                                    1,128
   Fees reimbursed by Manager (Note 2)                            (46,024)
                                                              -----------
                                                                   97,818
   Shareholder service fee (Note 2) -- Class III                   44,128
                                                              -----------
      Net expenses                                                141,946
                                                              -----------

         Net investment income                                    390,633
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                               1,063,267
      Closed futures contracts                                   (132,182)
                                                              -----------

         Net realized gain                                        931,085
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              (6,656,890)
      Open futures contracts                                        2,872
                                                              -----------

         Net unrealized loss                                   (6,654,018)
                                                              -----------

      Net realized and unrealized loss                         (5,722,933)
                                                              -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(5,332,300)
                                                              ===========

              See accompanying notes to the financial statements.             13

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    390,633       $ 1,572,950
   Net realized gain                                            931,085         2,676,637
   Change in net unrealized appreciation (depreciation)      (6,654,018)       (2,302,982)
                                                           ------------       -----------

   Net increase (decrease) in net assets from
    operations                                               (5,332,300)        1,946,605
                                                           ------------       -----------

Distributions to shareholders from:
   Net investment income
      Class III                                                (531,891)       (1,733,415)
                                                           ------------       -----------
      Total distributions from net investment income           (531,891)       (1,733,415)
                                                           ------------       -----------

   Net realized gains
      Class III                                              (1,083,279)       (1,287,553)
                                                           ------------       -----------
      Total distributions from net realized gains            (1,083,279)       (1,287,553)
                                                           ------------       -----------

                                                             (1,615,170)       (3,020,968)
                                                           ------------       -----------
   Net share transactions: (Note 5)
      Class III                                             (50,681,044)       47,832,361
                                                           ------------       -----------
   Increase (decrease) in net assets resulting from net
    share transactions                                      (50,681,044)       47,832,361
                                                           ------------       -----------

      Total increase (decrease) in net assets               (57,628,514)       46,757,998
NET ASSETS:
   Beginning of period                                       97,622,464        50,864,466
                                                           ------------       -----------
   End of period (including accumulated undistributed
    net investment income of $97,392 and $238,650,
    respectively)                                          $ 39,993,950       $97,622,464
                                                           ============       ===========

14            See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                               SIX MONTHS ENDED      YEAR ENDED FEBRUARY 28/29,
                                               AUGUST 31, 2002   -----------------------------------
                                                 (UNAUDITED)        2002         2001        2000*
                                               ----------------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 10.73         $ 10.84      $  8.79     $ 10.00
                                                   -------         -------      -------     -------

Income from investment operations:
   Net investment income                              0.07+           0.18+        0.20        0.11+
   Net realized and unrealized gain (loss)           (1.48)           0.05         2.06       (1.24)
                                                   -------         -------      -------     -------

      Total from investment operations               (1.41)           0.23         2.26       (1.13)
                                                   -------         -------      -------     -------

Less distributions to shareholders:
   From net investment income                        (0.08)          (0.20)       (0.14)      (0.08)
   From net realized gains                           (0.12)          (0.14)       (0.07)         --
                                                   -------         -------      -------     -------

      Total distributions                            (0.20)          (0.34)       (0.21)      (0.08)
                                                   -------         -------      -------     -------
NET ASSET VALUE, END OF PERIOD                     $  9.12         $ 10.73      $ 10.84     $  8.79
                                                   =======         =======      =======     =======
TOTAL RETURN(a)                                     (13.40)%++        2.16%       26.00%     (11.36)%++

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)               $39,994         $97,622      $50,864     $38,650
   Net expenses to average daily net assets           0.48%**         0.48%        0.48%       0.48%**
   Net investment income to average daily net
     assets                                           1.33%**         1.67%        2.04%       1.94%**
   Portfolio turnover rate                              29%             61%          89%         26%
   Fees and expenses reimbursed by the
     Manager to average daily net assets:             0.16%**         0.09%        0.17%       0.25%**

(a) The total return would have been lower had certain expenses not been reimbursed during the periods shown.
* Period from August 2, 1999 (commencement of operations) through February 29, 2000.
**   Annualized
+    Computed using average shares outstanding throughout the period.
++   Not annualized.

              See accompanying notes to the financial statements.             15

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Intrinsic Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 25, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term capital growth through investment in equity securities. The Fund's benchmark is the Russell 1000 Value Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2002.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund loaned securities having a market value of $2,232,150 collateralized by cash in the amount of $2,342,124 which was invested in short-term instruments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      payment from or make a payment to the counterparty. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2002, the Fund had no open swap contracts.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on an accrual

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002 was $639. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $16,606,290 and $65,040,942, respectively.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $48,627,401       $1,957,144       $(7,611,867)     $(5,654,723)

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2002, 74.3% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2002             Year Ended
                                                              (Unaudited)           February 28, 2002
                                                        ------------------------  ----------------------
                                                          Shares       Amount      Shares      Amount
         Class III:                                     ----------  ------------  ---------  -----------
         Shares sold                                        68,019  $    614,750  4,322,392  $46,854,135
         Shares issued to shareholders in reinvestment
           of distributions                                104,675     1,127,993    129,480    1,378,226
         Shares repurchased                             (4,887,980)  (52,423,787)   (41,624)    (400,000)
                                                        ----------  ------------  ---------  -----------
         Net increase (decrease)                        (4,715,286) $(50,681,044) 4,410,248  $47,832,361
                                                        ==========  ============  =========  ===========

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      FUTURES CONTRACTS

         Number of                                            Contract    Net Unrealized
         Contracts         Type           Expiration Date       Value      Depreciation
         ---------  ------------------  -------------------  -----------  --------------

           Buys
               2    S&P 500             September 2002        $458,050       $(1,714)
                                                                             =======

      At August 31, 2002 the Fund had sufficient cash and/or securities to cover margin requirements of the relevant broker or exchange.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               COMMON STOCKS -- 94.7%
               AUTO & TRANSPORTATION -- 7.2%
       25,900  Airborne Inc                                                   333,074
       16,200  American Axle & Manufacturing Holdings Inc*                    481,950
       14,525  Arctic Cat Inc                                                 217,149
       42,650  ArvinMeritor Inc                                               997,583
       36,200  Autoliv Inc                                                    792,780
        8,100  Bandag Inc                                                     283,176
       10,500  Borg Warner Automotive Inc                                     632,520
       30,000  Continental Airlines Inc, Class B*                             305,100
       11,800  Cooper Tire & Rubber Co                                        246,384
       47,900  Dana Corp                                                      811,426
       14,800  Dura Automotive Systems Inc*                                   202,760
        5,700  Hunt (JB) Transportation Services Inc*                         135,147
        6,200  Landstar System Inc*                                           314,030
       22,800  Lear Corp*                                                   1,062,480
        2,900  Mesa Airline Group Inc*                                         17,719
       27,200  Navistar International Corp                                    680,000
       25,200  Northwest Airlines Corp*                                       256,284
        4,800  Oglebay Norton Co                                               53,664
       26,749  Paccar Inc                                                     944,507
       10,300  Polaris Industries Inc                                         755,505
       15,550  Smith (AO) Corp, Class B                                       473,497
        2,800  SPX Corp*                                                      304,080
        4,800  Thor Industries                                                161,040
       29,000  UAL Corp*                                                       83,230
       37,600  Visteon Corp                                                   428,264
                                                                        -------------
                                                                           10,973,349
                                                                        -------------
               CONSUMER DISCRETIONARY -- 21.0%
          500  1-800 Contacts Inc*                                              5,125
       14,700  4Kids Entertainment Inc*                                       288,855
       14,800  Amerco*                                                        144,300
       31,400  American Greetings Corp                                        524,380
        6,400  AnnTaylor Stores Corp*                                         170,880
       25,650  Applebees International Inc                                    569,686
       15,700  Autozone Inc*                                                1,135,895
        9,500  Aztar Corp*                                                    135,850
       16,950  Banta Corp                                                     636,303
       16,500  Black and Decker Corp                                          740,355

              See accompanying notes to the financial statements.              1

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
       11,000  Blockbuster Inc                                                250,250
       14,300  Blyth Industries Inc                                           422,851
        6,600  Bob Evans Farms Inc                                            160,116
       19,800  Bowne and Co Inc                                               239,580
       14,900  Boyd Gaming Corp*                                              242,870
       17,940  Burlington Coat Factory Warehouse                              353,597
       26,700  Callaway Golf Co                                               395,961
       20,100  Catalina Marketing Corp*                                       631,743
        6,400  CBRL Group Inc                                                 164,352
       11,000  CDI Corp*                                                      299,200
       17,000  CDW Computer Centers Inc*                                      729,640
       13,400  Children's Place Retail Stores Inc*                            248,168
       32,000  Circuit City Stores Inc                                        446,080
       13,600  Claire's Stores Inc                                            289,408
       19,800  Consolidated Graphics Inc*                                     338,976
       10,900  CPI Inc                                                        163,282
       16,300  CSK Auto Corp*                                                 206,195
        6,100  CSS Industries Inc*                                            226,005
        8,100  Cumulus Media Inc*                                             113,076
       35,100  Dillard's Inc                                                  862,056
       22,600  Dollar Tree Stores Inc*                                        556,186
       22,500  DoubleClick Inc*                                               126,675
       20,500  Dover Motorsports Inc                                           94,300
        4,600  Fastenal Co                                                    162,012
        8,550  Fossil Inc*                                                    186,903
        5,200  Fred's Inc                                                     174,200
       18,000  Furniture Brands International Inc*                            454,500
        4,400  G & K Services Inc                                             140,976
       22,900  G TECH Holdings Corp*                                          438,535
       28,600  Goody's Family Clothing Inc*                                   163,020
       11,900  Group 1 Automotive Inc*                                        324,870
       13,700  GSI Commerce Inc*                                               69,596
        4,200  Harman International Industries                                216,006
       19,200  Hasbro Inc                                                     252,480
        4,800  Hotels.com*                                                    199,872
       66,700  Ikon Office Solutions Inc                                      616,975
       14,800  Intermet Corp                                                  141,932
        8,500  International Flavors & Fragrances Inc                         274,125
        7,500  Isle of Capri Casinos Inc*                                     159,000
       13,900  Kelly Services, Class A                                        327,901

2             See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
       13,100  Liz Claiborne Inc                                              369,682
       18,000  Lone Star Steakhouse and Saloon Inc                            359,640
       30,900  Luby's Cafeterias Inc*                                         155,118
       16,800  Manpower Inc                                                   556,416
       13,650  Marcus Corp                                                    191,100
       14,000  Maytag Corp                                                    456,960
        5,100  Michaels Stores Inc*                                           237,099
       23,400  Mohawk Industries Inc*                                       1,158,300
       64,600  MPS Group Inc*                                                 345,610
       17,000  Nautilus Group Inc*                                            539,070
       16,900  Neiman Marcus Group Inc, Class A*                              493,480
        8,900  Nelson (Thomas) Inc*                                            94,340
       38,100  Nu Skin Enterprises Inc                                        476,250
       53,300  Office Depot Inc*                                              688,636
       72,100  OfficeMax Inc*                                                 306,425
       16,000  Outback Steakhouse Inc*                                        469,760
       18,800  Papa Johns International Inc*                                  568,512
        9,400  Pegasus Solutions Inc*                                         144,948
       19,800  Penn National Gaming Inc*                                      362,340
        4,900  Petsmart Inc*                                                   81,879
       15,000  Pier 1 Imports Inc                                             268,500
       30,900  Prime Hospitality Corp*                                        279,954
        7,300  ProQuest Co*                                                   242,360
       20,300  QRS Corp*                                                      129,108
       19,100  R.R. Donnelley and Sons                                        503,858
        6,800  Racing Champions Corp*                                         133,008
        8,800  Rent-A-Center Inc*                                             480,832
       23,200  Ross Stores Inc                                                837,752
       20,500  Russell Corp                                                   327,590
       33,000  Ryan's Family Steak Houses Inc*                                393,360
       63,800  Saks Inc*                                                      677,556
       13,500  Salton Inc*                                                    121,635
       11,500  Sonic Automotive Inc*                                          234,600
       19,300  Spanish Broadcasting System*                                   136,451
       50,900  Spherion Corp*                                                 419,925
       52,500  Spiegel Inc, Class A                                            33,075
       16,700  Steven Madden Ltd*                                             302,771
       19,000  Tech Data Corp*                                                628,330
        9,400  The Pep Boys - Manny, Moe & Jack                               133,480
       17,800  Ticketmaster*                                                  286,402

              See accompanying notes to the financial statements.              3

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- CONTINUED
       39,300  Trans World Entertainment Corp*                                188,247
       15,900  United Stationers Inc*                                         437,250
        7,100  Urban Outfitters Inc*                                          183,819
       19,600  Wallace Computer Services                                      362,992
                                                                        -------------
                                                                           32,013,519
                                                                        -------------
               CONSUMER STAPLES -- 4.2%
        4,100  Coors (Adolph) Co, Class B                                     246,205
       10,400  Dean Foods Co*                                                 393,640
       17,500  Dole Food Co                                                   476,000
        2,200  Farmer Brothers Co                                             741,400
       15,400  Great Atlantic & Pacific Tea Co*                               161,854
       22,500  Ingles Markets Inc, Class A                                    253,125
       17,600  Interstate Bakeries Corp                                       428,560
       57,000  PepsiAmericas Inc                                              816,240
          860  Seaboard Corp                                                  238,564
       47,600  Supervalu Inc                                                  988,652
       84,397  Tyson Foods Inc, Class A                                     1,048,211
       15,200  Universal Corp                                                 582,920
                                                                        -------------
                                                                            6,375,371
                                                                        -------------
               ELECTRONIC EQUIPMENT -- 0.7%
       70,100  3 Com Corp*                                                    345,593
        6,900  Benchmark Electronics Inc*                                     175,260
       18,300  C-cor Electronics Inc*                                          87,291
       39,700  Conexant Systems Inc*                                           58,756
       10,600  ESS Technology*                                                126,670
       11,600  Inter-Tel Inc                                                  275,848
                                                                        -------------
                                                                            1,069,418
                                                                        -------------
               FINANCIAL SERVICES -- 25.8%
       17,000  Allmerica Financial Corp                                       378,250
       18,800  American Financial Group Inc                                   470,376
        9,200  American National Insurance Co                                 701,500
       19,300  Annaly Mortgage Management Inc                                 392,369
       21,100  Anthracite Capital Inc                                         260,585
       13,200  Anworth Mortgage Asset Corp                                    182,160
       14,800  Apex Mortgage Capital Inc                                      206,312
        7,600  Argonaut Group Inc                                             141,284

4             See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
       22,500  Associated Estates Realty Corp                                 175,500
       16,000  Astoria Financial Corp                                         535,680
       16,300  Baldwin and Lyons Inc, Class B                                 336,432
       10,900  Bank of Hawaii Corp                                            314,792
       24,300  BankAtlantic Bancorp Inc                                       249,075
        8,400  Bedford Property Investors                                     211,932
        8,688  BOK Financial Corp*                                            289,397
       56,100  Boykin Lodging Co, REIT                                        516,120
       19,500  Capstead Mortgage Corp                                         413,400
        6,500  Coastal Bancorp Inc                                            195,000
       27,900  Colonial BancGroup Inc                                         378,045
       16,800  Commerce Group Inc                                             650,160
       37,300  Commercial Net Lease Realty Inc                                585,983
        6,700  Compass Bankshares Inc                                         225,053
       22,215  Corrections Corporation Of America*                            327,671
       11,199  Delphi Financial Group Inc                                     446,840
       12,000  Deluxe Corp                                                    545,520
        7,300  Developers Diversified Realty Corp, REIT                       168,630
        8,400  Doral Financial Corp                                           356,076
       20,700  Dun & Bradstreet Corp*                                         730,503
       37,500  E*trade Group Inc*                                             162,750
       10,500  Edwards (AG) Inc                                               395,220
       22,500  Electro Rent Corp*                                             229,500
       20,100  Entertainment Properties Trust, REIT                           457,275
       31,000  Equity Inns Inc                                                204,910
       13,700  Erie Indemnity Co, Class A                                     598,690
       14,100  FBR Asset Investment Corp                                      476,580
       25,064  Felcor Lodging Trust Inc, REIT                                 370,947
       22,100  Fidelity National Financial Inc                                661,895
       14,100  First Bancorp Puerto Rico                                      582,330
        4,100  First Citizens Bancshares, Class A                             443,784
       15,700  Flagstar Bancorp Inc                                           360,315
        6,600  FPIC Insurance Group Inc*                                       59,994
       40,000  Fremont General Corp                                           210,000
        5,100  GBC Bancorp (California)                                       107,100
        7,200  Global Payments Inc                                            200,592
        7,500  Greater Bay Bancorp                                            189,000
       12,400  Health Care Inc                                                352,160
        5,400  Healthcare Realty Trust Inc, REIT                              173,556
       11,662  Highwood Properties Inc, REIT                                  278,722

              See accompanying notes to the financial statements.              5

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
       20,900  Host Marriott Corp, REIT                                       211,926
      131,500  HRPT Properties Trust, REIT                                  1,107,230
        9,600  Hudson City Bancorp Inc                                        177,792
       10,100  Hudson United Bancorp                                          291,688
       25,600  Huntington Bancshares Inc                                      516,864
       41,100  IndyMac Bancorp Inc*                                           937,080
       20,500  Innkeepers USA Trust                                           181,630
       23,800  Interpool Inc                                                  316,778
       37,400  IRT Property Co                                                443,190
       13,125  iStar Financial Inc, REIT                                      383,250
       29,100  JDN Realty Corp                                                366,660
       10,400  John Nuveen and Co Inc, Class A                                234,000
       15,600  Kansas City Life Insurance Co                                  561,600
        4,800  Klamath First Bancorp Inc                                       71,856
       11,500  Koger Equity Inc                                               197,225
      131,100  La Quinta Corp                                                 679,098
       16,600  Lasalle Hotel Properties                                       207,500
       15,500  LNR Property Corp                                              538,625
        5,400  Macerich Co                                                    164,592
       11,106  Mack-Cali Realty Corp, REIT                                    372,606
       28,900  Meristar Hospitality Corp, REIT                                325,125
       29,200  Metris Companies Inc                                           116,800
       40,400  National Health Investors                                      590,648
       14,800  Nationwide Financial Service, Class A                          451,400
       12,100  Nationwide Health Properties Inc                               208,604
       16,900  Net.B@nk Inc*                                                  189,787
       18,800  New Century Financial Corp                                     577,912
       33,689  New Plan Excel Realty Trust, REIT                              659,631
        4,300  Novastar Financial Inc                                         123,668
       18,500  Ohio Casualty Corp*                                            310,430
       18,200  Old Republic International Corp                                584,220
       24,500  Omega Healthcare Investors Inc*                                126,175
       29,700  PMI Group Inc                                                1,006,830
        7,056  Prentiss Properties Trust, REIT                                206,388
       13,900  Presidential Life Corp                                         222,400
       24,700  Prime Group Realty Trust                                       130,416
       25,000  Protective Life Corp                                           821,250
       12,700  Provident Financial Group                                      367,792
        9,000  Public Storage Inc, REIT                                       287,100
       15,600  R & G Financial Corp, Class B                                  367,848

6             See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- CONTINUED
       10,400  Redwood Trust Inc                                              310,336
       34,000  RFS Hotel Investors Inc, REIT                                  433,500
       12,000  Riggs National Corp                                            174,480
       31,200  Ryder System Inc                                               815,568
       15,800  Safeco Corp                                                    523,138
       19,100  Senior Housing Properties Trust, REIT                          234,739
        7,200  Silicon Valley Bancshares*                                     163,152
       60,896  Sovereign Bancorp Inc                                          932,927
       13,600  Sovran Self Storage, REIT                                      415,480
        6,700  Student Loan Group                                             625,914
       29,300  UICI*                                                          518,610
        7,256  UMB Financial Corp                                             291,038
        8,700  Urstadt Biddle Properties Inc                                   99,354
        7,900  Value Line Inc                                                 336,469
       11,305  Washington Federal Inc                                         289,860
        2,650  Wintrust Financial Corp                                         84,800
       22,700  WSFS Financial Corp                                            701,430
                                                                        -------------
                                                                           39,486,374
                                                                        -------------
               HEALTH CARE -- 3.6%
       34,700  Aetna Inc                                                    1,478,567
        8,300  American Med Security Group*                                   123,670
        5,100  American Medical Systems Holdings Inc*                         113,934
        4,700  Bio-Rad Laboratories Inc, Class A*                             197,165
        6,200  Cooper (The) Companies Inc                                     281,418
        4,850  Dentsply International Inc                                     192,400
       18,000  Hanger Orthopedic Group Inc*                                   312,300
       31,210  Health Net Inc*                                                726,569
       17,700  Humana Inc*                                                    235,410
       10,700  ICN Pharmaceuticals Inc                                        108,712
        5,800  Osteotech Inc*                                                  54,172
       28,600  Pacificare Health Systems Inc*                                 657,514
        7,500  Prime Medical Service Inc*                                      80,250
       34,000  Res-Care Inc*                                                  163,200
       20,900  Sierra Health Services Inc*                                    403,788
       13,400  Versicor Inc*                                                  145,792
       29,900  WebMD Corp*                                                    176,410
                                                                        -------------
                                                                            5,451,271
                                                                        -------------

              See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MANUFACTURING -- 0.5%
       29,200  Brunswick Corp                                                 713,940
                                                                        -------------
               MATERIALS & PROCESSING -- 11.0%
       10,700  Airgas Inc*                                                    164,780
       58,600  AK Steel Holding Corp*                                         533,260
        9,200  Albemarle Corp                                                 283,636
       31,600  Allegheny Technologies Inc                                     274,604
       24,600  Ashland Inc                                                    705,036
        5,900  Ball Corp                                                      293,879
        6,500  Barnes Group Inc                                               130,000
       13,400  Carpenter Technology Corp                                      279,256
       11,300  Cleveland Cliffs Inc                                           297,416
       21,500  Commercial Metals Co                                           406,780
       26,200  CompX International Inc                                        279,030
       21,600  Cooper Industries Ltd                                          706,752
       13,600  Crown Cork & Seal Inc*                                          79,152
       13,900  Cytec Industries Inc*                                          369,740
        7,700  Energizer Holdings Inc*                                        219,604
       21,400  Engelhard Corp                                                 559,824
        7,350  Ferro Corp                                                     192,203
        3,900  Florida Rock Industries                                        131,664
       21,900  GrafTech International Ltd*                                    189,654
       11,700  Greif Brothers Corp                                            305,136
       15,900  Griffon Corp*                                                  186,030
       11,600  Harsco Corp                                                    352,060
       44,600  Hercules Inc*                                                  468,300
       17,600  Holly Corp                                                     301,840
        5,200  Hughes Supply Inc                                              149,396
       33,700  IMC Global Inc                                                 446,188
       29,200  Lafarge Corp                                                   993,092
       31,100  Lyondell Petro Chemical Co                                     445,663
       10,600  MeadWestvaco Corp                                              246,874
        6,800  Mueller Industries Inc*                                        182,240
       18,400  Olin Corp                                                      349,600
       67,700  Owens Illinois Inc*                                            792,090
       10,100  Quanex Corp                                                    409,050
       21,300  Rock-Tenn Co, Class A                                          347,190
       22,400  RPM Inc                                                        342,272
       19,300  Sealed Air Corp*                                               298,957
       28,300  Sherwin Williams Co                                            764,100

8             See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MATERIALS & PROCESSING -- CONTINUED
        8,000  Silgan Holdings Inc*                                           252,880
       12,700  Sonoco Products Co                                             299,466
       21,900  Southern Peru Copper Corp                                      293,022
        7,600  Standard Register Co                                           193,420
       14,000  Stepan Co                                                      389,900
       49,300  Tesoro Petroleum Corp*                                         178,466
        7,700  Texas Industries Inc                                           216,447
       19,300  Timken Co                                                      352,418
       52,100  United States Steel Corp                                       715,333
       13,000  York International Corp                                        414,700
                                                                        -------------
                                                                           16,782,400
                                                                        -------------
               OTHER -- 1.3%
        7,900  Carlisle Cos Inc                                               353,920
       15,900  Cornell Companies Inc*                                         126,882
       11,200  Kaman Corp, Class A                                            125,664
       14,400  Lancaster Colony Corp                                          593,136
        5,200  Sequa Corp, Class A*                                           277,316
       33,120  US Industries Inc*                                             102,010
       10,600  Westwood One Inc*                                              370,258
                                                                        -------------
                                                                            1,949,186
                                                                        -------------
               OTHER ENERGY -- 1.0%
       19,400  Clayton Williams Energy Inc*                                   190,120
       16,650  Patina Oil & Gas Corp                                          463,703
       14,500  Pogo Producing Co                                              476,325
       13,600  Valero Energy Corp                                             441,592
                                                                        -------------
                                                                            1,571,740
                                                                        -------------
               PRODUCER DURABLES -- 8.7%
       25,500  Agco Corp*                                                     487,560
       49,300  American Power Conversion Corp*                                616,743
       42,300  Axcelis Technologies Inc*                                      286,244
       21,900  Centex Corp                                                  1,105,731
        3,800  Curtiss Wright Corp                                            208,620
        3,600  Diebold Inc                                                    129,744
        8,300  Donaldson Co Inc                                               313,906
       42,400  General Cable Corp                                             178,928
       12,000  HON Industries Inc                                             329,640

              See accompanying notes to the financial statements.              9

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               PRODUCER DURABLES -- CONTINUED
       62,837  Horton (DR) Inc                                              1,304,496
        2,500  Hovnanian Enterprises Inc*                                      77,800
        9,300  Hubbell Inc, Class B                                           298,530
       22,600  KB HOME                                                      1,083,670
       17,600  Kimball International, Class B                                 259,952
       17,100  Lennar Corp                                                    902,880
       28,100  McDermott International Inc*                                   198,105
       12,900  MDC Holdings Inc                                               518,580
       48,000  Measurements Specialties Inc*                                   27,000
       13,200  Miller Herman Inc                                              204,468
        5,100  Mine Safety Appliances Co                                      197,370
       12,600  MTS Systems Inc                                                145,908
        6,000  Nacco Industries Inc, Class A                                  242,100
        1,900  NVR Inc*                                                       563,350
       19,000  Plantronics Inc*                                               348,840
       19,028  Pulte Corp                                                     908,397
        3,800  Ryland Group Inc                                               162,070
       11,700  Standex International Corp                                     250,380
       27,900  Steelcase Inc                                                  347,634
        8,200  Tecumseh Products Co                                           398,684
        8,400  Tecumseh Products Co, Class B                                  372,372
       23,900  Toll Brothers Inc*                                             597,500
       12,300  Watts Industries Inc, Class A                                  215,865
                                                                        -------------
                                                                           13,283,067
                                                                        -------------
               RETAIL TRADE -- 0.7%
        9,500  Central Garden and Pet Co*                                     128,440
        6,600  Jo-ann Stores*                                                 198,000
       17,500  Nordstrom Inc                                                  338,275
        8,500  Shopko Stores Inc*                                             122,060
       14,400  Sports Authority Inc*                                           77,472
        7,400  Tractor Supply*                                                245,902
                                                                        -------------
                                                                            1,110,149
                                                                        -------------
               TECHNOLOGY -- 6.4%
       49,600  Adaptec Inc*                                                   304,048
       19,500  Advanced Fibre Communication Inc*                              343,980
        5,100  Allied Research Corp*                                          113,577
       18,800  American Management Systems Inc*                               282,000

10            See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
       12,600  Ametek Inc                                                     433,440
       50,500  Arrow Electronics Inc*                                         822,645
       40,500  Avnet Inc                                                      626,940
       22,200  AVX Corp                                                       272,616
        8,800  Caci International Inc*                                        327,800
       46,100  Ceridian Corp*                                                 740,827
       38,400  Ciber Inc*                                                     234,624
       17,000  Comcast Corp, Class A*                                         417,520
        7,800  Compuware Corp*                                                 28,314
       14,600  Fairchild Semiconductor Corp, Class A*                         176,222
       25,700  Harmonic Lightwaves Inc*                                        65,535
       10,300  Harris Corp                                                    329,085
       16,100  Hologic Inc*                                                   173,075
        8,300  Hyperion Solutions Corp*                                       188,410
        8,100  Inforte Corp*                                                   61,560
       82,200  Ingram Micro Inc*                                            1,122,030
       12,700  JDA Software Group Inc*                                        160,909
       10,100  Network Associates Inc*                                        131,300
       12,800  Oak Technology Inc*                                             55,936
       19,600  Pomeroy Computer Resources Inc*                                232,064
       26,500  Rainbow Technologies Inc*                                      111,300
       19,900  Roxio Inc*                                                      81,590
        8,400  SCM Microsystems Inc*                                           63,672
       26,700  Storage Technology Corp*                                       364,455
       17,600  Sykes Enterprises Inc*                                         113,696
       23,100  Tibco Software Inc*                                             97,251
       17,200  United Online Inc*                                             197,972
       26,100  Vishay Intertechnology Inc*                                    373,752
       55,600  Western Digital Corp*                                          225,736
        6,200  Zebra Technologies Corp*                                       336,722
       54,728  Zilog Inc*(a)                                                      547
       37,700  Zomax Inc*                                                     143,637
        8,850  Zoran Corp*                                                    116,555
                                                                        -------------
                                                                            9,871,342
                                                                        -------------
               UTILITIES -- 2.6%
       20,100  Avista Corp                                                    255,672
       17,200  CMS Energy Corp                                                181,632
       18,900  DQE Inc                                                        283,689
       56,100  Edison International*                                          672,078

              See accompanying notes to the financial statements.             11

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               UTILITIES -- CONTINUED
       15,200  Energy East Corp                                               317,984
       10,200  Great Plains Energy Inc                                        212,874
        7,900  Northwestern Corp                                              100,725
       14,200  OGE Energy Corp                                                272,640
       20,700  Pepco Holdings Inc                                             446,706
       15,900  Puget Energy Inc                                               345,030
        9,100  SCANA Corp                                                     254,618
       14,640  UniSource Energy Corp                                          248,587
       14,100  Wisconsin Energy Corp                                          358,281
                                                                        -------------
                                                                            3,950,516
                                                                        -------------

               TOTAL COMMON STOCKS (COST $150,428,585)                    144,601,642
                                                                        -------------
               RIGHTS AND WARRANTS -- 0.0%
               CONSUMER DISCRETIONARY -- 0.0%
        6,934  Sunbeam Corporation Warrants, Expires 08/24/03*                      7
                                                                        -------------

               TOTAL RIGHTS AND WARRANTS (COST $4,334)                              7
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 18.3%
               CASH EQUIVALENTS -- 11.8%
    7,237,800  Dreyfus Money Market Fund(b)                                 7,237,800
$   6,581,666  Harris Trust & Savings Bank Eurodollar Time Deposit,
                 1.80%, due 9/18/02(b)                                      6,581,666
    4,278,083  Merrimac Money Market Fund(b)                                4,278,083
                                                                        -------------
                                                                           18,097,549
                                                                        -------------
               U.S. GOVERNMENT -- 1.1%
$   1,660,000  U.S. Treasury Bill, 1.64%, due 9/5/02(c)                     1,659,607
                                                                        -------------
               REPURCHASE AGREEMENTS -- 5.4%
$     578,155  Morgan Stanley Dean Witter & Co. Repurchase Agreement,
               dated 8/30/02, due 9/3/02, with a maturity value of
               $578,210 and an effective yield of 0.85%,
               collateralized by a U.S. Treausry Strip with a rate of
               0.00%, maturity date of 11/15/14 and market value of
               $593,050.                                                      578,155

12            See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS -- CONTINUED
$   7,638,124  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/30/02, due 9/3/02, with a maturity value of
               $7,638,845 and an effective yield of 0.85%,
               collateralized by a U.S. Treasury Bond with a rate of
               8.125%, maturity date of 8/15/19 and market value,
               including accrued interest of $7,796,028.                    7,638,124
                                                                        -------------
                                                                            8,216,279
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $27,973,435)             27,973,435
                                                                        -------------
               TOTAL INVESTMENTS -- 113.0%
               (Cost $178,406,354)                                        172,575,084

               Other Assets and Liabilities (net) -- (13.0%)              (19,883,070)
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $ 152,692,014
                                                                        =============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

*    Non-income producing security.

(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(b)  Represents investment of security lending collateral (Note 1).

(c) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

              See accompanying notes to the financial statements.             13

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $17,283,241 (cost $178,406,354) (Note 1)                  $172,575,084
   Cash                                                              4,083
   Receivable for investments sold                               2,067,596
   Receivable for Fund shares sold                                  29,916
   Dividends and interest receivable                               190,043
   Receivable for expenses waived or borne by Manager (Note
    2)                                                              15,376
                                                              ------------

      Total assets                                             174,882,098
                                                              ------------

LIABILITIES:
   Payable for investments purchased                             3,914,938
   Payable upon return of securities loaned (Note 1)            18,097,549
   Payable for Fund shares repurchased                              13,349
   Payable to affiliate for (Note 2):
      Management fee                                                42,247
      Shareholder service fee                                       19,203
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 60,300
   Accrued expenses                                                 42,498
                                                              ------------

      Total liabilities                                         22,190,084
                                                              ------------
NET ASSETS                                                    $152,692,014
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $134,413,421
   Accumulated undistributed net investment income                 313,339
   Accumulated net realized gain                                23,940,157
   Net unrealized depreciation                                  (5,974,903)
                                                              ------------
                                                              $152,692,014
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $152,692,014
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    11,972,987
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      12.75
                                                              ============

14            See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                  $  1,765,002
   Interest (including securities lending income of $61,075)        84,998
                                                              ------------

         Total income                                            1,850,000
                                                              ------------
EXPENSES:
   Management fee (Note 2)                                         367,586
   Custodian and transfer agent fees                                45,540
   Audit fees                                                       19,688
   Registration fees                                                 6,624
   Legal fees                                                        5,341
   Trustees fees (Note 2)                                            2,391
   Miscellaneous                                                     2,711
   Fees reimbursed by Manager (Note 2)                             (79,531)
                                                              ------------
                                                                   370,350
   Shareholder service fee (Note 2) -- Class III                   167,070
                                                              ------------
      Net expenses                                                 537,420
                                                              ------------

         Net investment income                                   1,312,580
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                               33,023,908
      Closed futures contracts                                  (1,070,549)
                                                              ------------

         Net realized gain                                      31,953,359
                                                              ------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              (43,900,236)
      Open futures contracts                                      (104,675)
                                                              ------------

         Net unrealized loss                                   (44,004,911)
                                                              ------------

      Net realized and unrealized loss                         (12,051,552)
                                                              ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(10,738,972)
                                                              ============

              See accompanying notes to the financial statements.             15

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   1,312,580      $  4,830,025
   Net realized gain                                         31,953,359        29,733,253
   Change in net unrealized appreciation (depreciation)     (44,004,911)        3,505,145
                                                          -------------      ------------

   Net increase (decrease) in net assets from
    operations                                              (10,738,972)       38,068,423
                                                          -------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                              (1,557,509)       (4,491,724)
                                                          -------------      ------------
      Total distributions from net investment income         (1,557,509)       (4,491,724)
                                                          -------------      ------------

   Net realized gains
      Class III                                              (5,901,608)      (11,393,594)
                                                          -------------      ------------
      Total distributions from net realized gains            (5,901,608)      (11,393,594)
                                                          -------------      ------------
                                                             (7,459,117)      (15,885,318)
                                                          -------------      ------------
   Net share transactions: (Note 5)
      Class III                                            (142,706,230)      (13,764,934)
                                                          -------------      ------------
   Decrease in net assets resulting from net share
    transactions                                           (142,706,230)      (13,764,934)
                                                          -------------      ------------

      Total increase (decrease) in net assets              (160,904,319)        8,418,171
NET ASSETS:
   Beginning of period                                      313,596,333       305,178,162
                                                          -------------      ------------
   End of period (including accumulated undistributed
    net investment income of $313,339 and $558,268,
    respectively)                                         $ 152,692,014      $313,596,333
                                                          =============      ============

16            See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ---------------------------------------------------------------
                                            (UNAUDITED)        2002         2001         2000         1999         1998
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  14.91       $  13.86     $  12.41     $  11.69     $  18.28     $  15.89
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income                          0.12           0.23         0.23         0.15         0.18         0.27
   Net realized and unrealized gain
     (loss)                                      (1.63)          1.58         2.38         1.11        (2.50)        4.85
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations           (1.51)          1.81         2.61         1.26        (2.32)        5.12
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.12)         (0.21)       (0.20)       (0.14)       (0.19)       (0.29)
   From net realized gains                       (0.53)         (0.55)       (0.96)       (0.40)       (4.08)       (2.44)
                                              --------       --------     --------     --------     --------     --------

      Total distributions                        (0.65)         (0.76)       (1.16)       (0.54)       (4.27)       (2.73)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  12.75       $  14.91     $  13.86     $  12.41     $  11.69     $  18.28
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(a)                                 (10.52)%**      13.39%       22.14%       10.66%      (14.74)%      34.43%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $152,692       $313,596     $305,178     $265,778     $347,684     $769,612
   Net expenses to average daily net
     assets                                       0.48%*         0.48%        0.48%        0.48%        0.48%        0.48%
   Net investment income to average
     daily net assets                             1.18%*         1.60%        1.73%        1.12%        0.99%        1.51%
   Portfolio turnover rate                          23%            59%         111%          50%          49%          56%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.07%*         0.04%        0.06%        0.06%        0.21%        0.22%
   Purchase and redemption fees
     consisted of the following per
     share amounts:(b)                        $   0.06       $   0.01     $   0.03          N/A          N/A          N/A

(a) The total returns would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums and redemption fees.
(b) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

              See accompanying notes to the financial statements.             17

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Small Cap Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks long-term growth of capital. The Fund's benchmark is Russell 2500 Value Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts on domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2002.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund loaned securities having a market value of $17,283,241, collateralized by cash in the amount of $18,097,549, which was invested in short-term instruments.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may also enter into contracts for

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. At
      August 31, 2002 the Fund held no open swap contracts.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any,

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase is offset by a corresponding cash redemption occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially underweight/overweight in cash so that a purchase or redemption will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the year ended February 28, 2002 and the six months ended August 31, 2002, the Fund received $60,393 and $87,647 in purchase premiums, respectively and $200,901 and $837,111 in redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed the management fee.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002 was $2,391. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $49,213,777 and $195,492,060, respectively.

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $178,406,354     $16,846,212       $(22,677,245)    $(5,831,033)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 29.7% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months Ended
                                                             August 31, 2002               Year Ended
                                                               (Unaudited)             February 28, 2002
                                                        --------------------------  ------------------------
                                                          Shares        Amount        Shares       Amount
         Class III:                                     -----------  -------------  ----------  ------------
         Shares sold                                      1,246,069  $  18,028,791   1,166,998  $ 16,074,205
         Shares issued to shareholders in reinvestment
           of distributions                                 505,677      7,060,734     993,426    14,156,265
         Shares repurchased                             (10,814,355)  (167,795,755) (3,149,015)  (43,995,404)
                                                        -----------  -------------  ----------  ------------
         Net decrease                                    (9,062,609) $(142,706,230)   (988,591) $(13,764,934)
                                                        ===========  =============  ==========  ============

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      FUTURES CONTRACTS

         Number of                                          Contract    Net Unrealized
         Contracts        Type         Expiration Date       Value       Depreciation
         ---------  ----------------  ------------------  ------------  --------------

           Buys
              36    Russell 2000      September 2002       $7,038,900     $(143,633)
                                                                          =========

      At August 31, 2002, the Fund had sufficient cash and/or securities to cover margin requirements of the relevant broker or exchange.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MUTUAL FUND -- 99.0%
    5,788,141  GMO Emerging Country Debt Fund, Class III (Cost
                 $48,841,787)                                              51,630,214
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 0.8%
               REPURCHASE AGREEMENTS -- 0.8%
$     422,202  Salomon Smith Barney Inc. Repurchase Agreement, dated
               8/30/02, due 9/03/02, with a maturity value of $422,242
               and an effective yield of 0.85%, collateralized by a
               U.S. Treasury Bond with a rate of 8.125%, maturity date
               of 8/15/19 and a market value, including accrued
               interest of $437,672.                                          422,202
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $422,202)                   422,202
                                                                        -------------
               TOTAL INVESTMENTS -- 99.8%
               (Cost $49,263,989)                                          52,052,416

               Other Assets and Liabilities (net) -- 0.2%                      89,336
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $  52,141,752
                                                                        =============

              See accompanying notes to the financial statements.              1

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $49,263,989) (Note 1)          $52,052,416
   Receivable for Fund shares sold                                 89,593
   Interest receivable                                                257
   Receivable for expenses reimbursed by Manager (Note 2)           3,596
                                                              -----------

      Total assets                                             52,145,862
                                                              -----------

LIABILITIES:
   Accrued expenses                                                 4,110
                                                              -----------

      Total liabilities                                             4,110
                                                              -----------
NET ASSETS                                                    $52,141,752
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $49,444,677
   Accumulated undistributed net investment income                879,845
   Accumulated net realized loss                                 (971,197)
   Net unrealized appreciation                                  2,788,427
                                                              -----------
                                                              $52,141,752
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $52,141,752
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    5,720,159
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      9.12
                                                              ===========

2             See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $  882,926
   Interest                                                        2,121
                                                              ----------

      Total income                                               885,047
                                                              ----------
EXPENSES:
   Registration fees                                               8,158
   Custodian and transfer agent fees                               7,043
   Audit fees                                                      4,941
   Legal fees                                                      1,910
   Trustees fees (Note 2)                                          1,017
   Miscellaneous                                                   1,005
   Fees reimbursed by Manager (Note 2)                           (23,057)
                                                              ----------

      Net expenses                                                 1,017
                                                              ----------

            Net investment income                                884,030
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                              1,004,675
      Realized gain distributions from investment company
      shares                                                     461,146
                                                              ----------

         Net realized gain                                     1,465,821
                                                              ----------

   Change in net unrealized appreciation (depreciation) on
    investments                                               (3,105,596)
                                                              ----------

      Net realized and unrealized loss                        (1,639,775)
                                                              ----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (755,745)
                                                              ==========

              See accompanying notes to the financial statements.              3

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    884,030      $  9,967,725
   Net realized gain (loss)                                   1,465,821        (2,435,702)
   Change in net unrealized appreciation (depreciation)      (3,105,596)        7,536,465
                                                           ------------      ------------
   Net increase (decrease) in net assets from
    operations                                                 (755,745)       15,068,488
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                                 (11,426)       (9,960,484)
                                                           ------------      ------------
      Total distributions from net investment income            (11,426)       (9,960,484)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                             (37,042,704)      (17,637,823)
                                                           ------------      ------------
   Decrease in net assets resulting from net share
    transactions                                            (37,042,704)      (17,637,823)
                                                           ------------      ------------
      Total decrease in net assets                          (37,809,875)      (12,529,819)
NET ASSETS:
   Beginning of period                                       89,951,627       102,481,446
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $879,845 and $7,241,
    respectively)                                          $ 52,141,752      $ 89,951,627
                                                           ============      ============

4             See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED             YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   -------------------------------------------------
                                            (UNAUDITED)        2002          2001         2000        1999*
                                          ----------------  -----------  ------------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  9.25         $  8.90      $   8.70      $  6.84     $ 10.00
                                              -------         -------      --------      -------     -------

Income from investment operations:(a)
   Net investment income                         0.11++          1.03++        1.33++       1.10        0.03
   Net realized and unrealized gain
     (loss)                                     (0.24)           0.51          0.23         1.97       (3.16)
                                              -------         -------      --------      -------     -------

      Total from investment operations          (0.13)           1.54          1.56         3.07       (3.13)
                                              -------         -------      --------      -------     -------

Less distributions to shareholders:
   From net investment income                      --(b)        (1.19)        (1.36)       (1.20)      (0.03)
   From net realized gains                         --              --            --        (0.01)         --
                                              -------         -------      --------      -------     -------

      Total distributions                          --           (1.19)        (1.36)       (1.21)      (0.03)
                                              -------         -------      --------      -------     -------
NET ASSET VALUE, END OF PERIOD                $  9.12         $  9.25      $   8.90      $  8.70     $  6.84
                                              =======         =======      ========      =======     =======
TOTAL RETURN(c)                                 (1.38)%+        18.47%        18.71%       46.71%     (31.32)%+

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $52,142         $89,952      $102,481      $86,280     $41,216
   Net expenses to average daily
     net assets(d)                               0.00%(e)**      0.00%(e)       0.00%       0.00%       0.00%**
   Net investment income to average
     daily net assets(a)                         2.36%**        11.43%        14.39%       14.22%       0.64%**
   Portfolio turnover rate                         10%             14%            0%           0%          0%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.06%**         0.06%         0.03%        0.04%       0.09%**

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by GMO Emerging Country Debt Fund.
(b)  The distribution from net investment income was less than $0.01.
(c) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(d) Net expenses exclude expenses incurred indirectly through investment in underlying fund. (See Note 1.)
(e)  The ratio of net expenses to average daily net assets was less than
     0.01%.
* Period from July 20, 1998 (commencement of operations) through February 28, 1999.
**   Annualized.
+    Not Annualized.
++   Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.              5

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Emerging Country Debt Share Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in the Class III Shares of the GMO Emerging Country Debt Fund ("ECDF"), a portfolio of the Trust. GMO also serves as investment manager to ECDF. ECDF pursues its objectives by investing primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Countries"). The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global. The financial statements of ECDF should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of ECDF are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available or whose values the manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value. Certain securities held by the underlying fund in which the Fund invests were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $2,165,893 expiring in 2010. The Fund elected to defer to March 1, 2002 post-October losses of $4,466.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Income dividends and capital gain distributions are recorded on the ex-dividend date of ECDF. Interest income is recorded on an accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in ECDF (See Note 2).

      PURCHASES AND REDEMPTIONS OF FUNDS SHARES
      The Fund does not charge any purchase premium or redemption fee in connection with the purchase and sale of Fund shares. As a shareholder in ECDF, the Fund will indirectly bear ECDF's purchase premium and redemption fees which are .50% and .25%, respectively. These fees are paid to and retained by ECDF.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in ECDF. Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in the Fund's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. ECDF may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are relatively illiquid. Accordingly, ECDF may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager does not directly charge an advisory fee or shareholder service fee. GMO has contractually agreed to reimburse all expenses directly incurred by the Fund until June 30, 2003 (excluding brokerage commissions, certain other transaction costs (including transfer taxes), fees and expenses of the independent trustees of the Trust, and extraordinary expenses).

      As a shareholder in ECDF, the Fund will indirectly bear all fees and expenses associated with an investment in ECDF. GMO, in its capacity as Manager of ECDF, earns a management fee of .35% of average daily net assets. Class III shares of ECDF also bear an annual shareholder service fee of .15% of ECDF's average daily net assets. For the six months ended August 31, 2002, indirect operating expenses (excluding shareholder service fees and fund expenses) and indirect investment expenses incurred by the Fund were 0.570% and 0.104% of the Fund's average daily net assets, respectively.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002 was $1,017. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $7,548,072 and $43,250,869, respectively.

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
          $49,263,989       $2,788,427        $       --       $2,788,427

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2002, 91.5% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                             August 31, 2002              Year Ended
                                                               (Unaudited)             February 28, 2002
                                                        -------------------------  -------------------------
                                                          Shares        Amount       Shares        Amount
         Class III:                                     -----------  ------------  -----------  ------------
         Shares sold                                        698,816  $  6,503,137      441,370  $  3,958,889
         Shares issued to shareholders
           in reinvestment of distributions                   1,274        11,426    1,170,445     9,960,484
         Shares repurchased                              (4,702,183)  (43,557,267)  (3,399,153)  (31,557,196)
                                                        -----------  ------------  -----------  ------------
         Net decrease                                    (4,002,093) $(37,042,704)  (1,787,338) $(17,637,823)
                                                        ===========  ============  ===========  ============

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               COMMON STOCKS -- 93.7%
               CHINA -- 9.6%
    2,400,000  Brilliance China Automotive Holdings Ltd                        335,387
    1,764,000  China Eastern Airlines Corp Ltd                                 235,201
      594,000  China Everbright Ltd                                            226,559
    1,045,000  China Mobile Ltd*                                             2,893,864
    2,400,000  China Petroleum & Chemical Corp                                 366,156
      346,000  China Resources Enterprise                                      394,797
      450,000  China Southern Airlines Co Ltd                                  135,578
    1,092,000  China Unicom*                                                   805,005
       24,000  China Unicom ADR*                                               176,400
      573,000  CNOOC Ltd                                                       797,063
        5,800  CNOOC Ltd ADR                                                   164,140
      938,000  Cosco Pacific Ltd                                               643,376
    1,605,000  Denway Investment Ltd                                           473,272
      834,000  Founder Holdings Ltd*                                            84,470
    5,088,000  Guangdong Investments Ltd*                                      469,665
        6,000  Huaneng Power International Inc ADR                             180,000
      358,000  Huaneng Power International Inc Class H                         270,797
    5,132,000  PetroChina Co Ltd                                             1,046,145
    1,406,000  Shandong International Power Development Co Ltd                 319,056
       80,000  Shanghai Industrial Holdings                                    127,180
    1,378,000  Sinopec Shanghai Petrochemical Co Ltd*                          181,968
      626,000  Yanzhou Coal Mining Co Ltd                                      218,700
      480,000  Zhejiang Southeast Electric Power Co-B                          346,560
                                                                        --------------
                                                                            10,891,339
                                                                        --------------
               INDONESIA -- 21.6%
    1,638,000  Astra International Tbk*                                        591,937
   18,220,300  Bank Central Asia Tbk                                         4,629,664
   17,470,000  Bentoel International Investama Tbk PT*                         256,477
    9,188,800  Citra Marga Nusaphala Persad*                                   389,136
      502,500  Gudang Garam                                                    479,517
    9,215,000  HM Sampoerna Tbk                                              4,032,538
   13,929,500  Indah Kiat Pulp & Paper(a)*                                     121,913
   20,883,500  Indofood Sukses Makmur Tbk                                    2,181,506
    5,135,000  Indorama Synthetics*                                            275,452
    1,012,500  Indosat Tbk                                                   1,046,231
    1,529,000  International Nickel*                                           897,888
    1,038,000  Jakarta International Hotel & Development Tbk PT*                79,125

              See accompanying notes to the financial statements.              1

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               INDONESIA -- CONTINUED
    1,552,000  PT Bank Pan Indonesia Tbk*                                       84,129
    2,296,600  PT Bimantara Citra                                              654,875
       21,000  PT Indosat (Persero) Tbk Class B ADR                            215,250
   15,393,500  PT Matahari Putra Prima Tbk                                     956,118
      389,000  Ramayana Lestari Sentosa                                        137,281
       93,200  Telekomunikasi Indonesia Class B ADR                            736,280
   16,233,000  Telekomunikasi Tbk                                            6,645,356
                                                                        --------------
                                                                            24,410,673
                                                                        --------------
               MALAYSIA -- 3.7%
      460,600  Affin Holdings Berhad                                           173,331
      507,000  Arab-Malaysian Corp Berhad*                                     160,105
       38,000  Edaran Otomobil Berhad                                          129,000
      781,000  Highlands and Lowlands Berhad                                   616,579
       95,400  Hong Leong Credit Berhad                                        115,986
      358,000  Intria BHD*                                                      86,203
      108,200  Malayan Banking Berhad                                          249,145
      242,000  Malaysia Mining Corp                                            147,747
      229,000  Malaysian International Shipping (Foreign Registered)           436,908
      298,000  Pernas International Hldgs Berhad*                               62,737
      339,000  Perusahaan Otomobil Nasional                                    883,184
       70,000  Petronas Dagangan Berhad                                        103,158
    1,210,000  Renong Berhad*                                                  269,066
      161,000  Resorts World Berhad                                            440,632
    1,141,000  TA Enterprise Berhad                                            202,678
       31,000  Unisem (M) Berhad                                                80,355
                                                                        --------------
                                                                             4,156,814
                                                                        --------------
               PHILIPPINES -- 13.9%
    3,736,325  Aboitiz Equity Ventures Inc*                                    164,313
    4,632,756  Ayala Corp                                                      464,661
   50,736,700  Ayala Land Inc                                                5,382,425
      141,000  Bank of the Philippine Islands                                  118,305
      342,495  Equitable Banking Corp*                                         184,972
   15,208,850  Filinvest Land Inc*                                             357,890
    2,323,720  First Philippine Holdings*                                      582,667
      108,912  Globe Telecom Inc*                                            1,018,851
    3,266,319  Ionics Circuits Inc                                             289,807
    1,866,642  La Tondena Distillers Inc                                     1,116,133

2             See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               PHILIPPINES -- CONTINUED
   14,213,000  Megaworld Corp*                                                 167,228
      302,500  Metropolitan Bank & Trust Co                                    198,380
      303,770  Philippine Long Distance Telephone*                           1,669,871
      815,092  RFM Corp                                                         12,263
    1,218,275  San Miguel Corp Class B                                       1,221,917
   25,081,000  SM Prime Holdings                                             2,757,483
                                                                        --------------
                                                                            15,707,166
                                                                        --------------
               SINGAPORE -- 3.0%
      148,000  DBS Group Holdings Ltd                                        1,006,486
      273,000  Oversea-Chinese Banking Corp                                  1,684,944
       90,690  United Overseas Bank                                            684,120
                                                                        --------------
                                                                             3,375,550
                                                                        --------------
               SOUTH KOREA -- 3.7%
      105,000  Chohung Bank*                                                   494,447
       47,400  Daegu Bank*                                                     240,165
        3,600  Hyundai Mobis                                                    85,511
        4,000  Hyundai Motor Co                                                113,149
       34,000  KIA Motors Corp*                                                282,874
       23,800  Korea Electric Power Corp                                       416,814
        2,800  Korea Reinsurance                                                71,983
        6,200  KT Corp ADR                                                     140,802
        5,500  KT Freetel*                                                     157,868
       12,800  LG Chemicals Ltd                                                463,247
       19,300  LG Engineering & Construction Ltd                               219,984
        4,400  LG Household & Health Care Ltd                                  150,089
       15,900  LG Investment & Securities Co Ltd                               227,530
        2,100  Pohang Iron & Steel                                             188,693
        1,800  Samsung Electronics                                             495,694
        8,800  Shin Young Securities Co                                        107,625
        8,900  SK Global*                                                       82,562
       43,210  Woongjin.com Co Ltd                                             179,570
                                                                        --------------
                                                                             4,118,607
                                                                        --------------
               TAIWAN -- 10.4%
    1,030,400  Acer Communications & Multimedia Inc                          1,745,166
      830,000  Ambassador Hotel*                                               192,685
      496,100  Arima Computer Corp*                                            260,762

              See accompanying notes to the financial statements.              3

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               TAIWAN -- CONTINUED
      289,500  Asustek Computer Inc                                            697,438
      451,000  Cathay Financial Holding Co Ltd                                 545,230
        4,060  Chang Hwa Bank                                                    1,707
    2,164,000  China Development Financial Holding Corp*                     1,251,196
      705,000  China Petrochemical Development Corp*                            86,259
    1,440,000  Chinatrust Financial Holding Co*                              1,122,733
      276,420  International Commercial Bank China                             154,979
    1,509,200  Inventec Co Ltd                                               1,092,953
      314,000  Lite-On Technology Corp                                         495,138
    4,231,700  Macronix International*                                       1,618,784
      786,210  Nan Ya Plastic Corp                                             720,893
    1,731,800  Pacific Construction*                                            77,373
      816,000  Shinkong Synthetic Fibers*                                      141,778
      949,716  Taiwan Cement Corp*                                             282,876
       51,480  Taiwan Semiconductor*                                            75,014
      607,000  Tatung Co*                                                      143,574
    1,215,000  Waterland Financial Holdings*                                   214,652
    1,685,880  Yageo Corp*                                                     595,683
      640,000  Yieh Loong Co Ltd*                                              108,395
      219,000  Yulon Motor Co                                                  164,993
                                                                        --------------
                                                                            11,790,261
                                                                        --------------
               THAILAND -- 27.8%
      630,000  Adkinson Securities Ltd (Foreign Registered)*                   185,162
    2,623,000  Advanced Info Service Pcl (Foreign Registered)                1,802,963
       40,000  Advanced Info Service Pcl NVDR                                   26,784
      838,600  Ban Pu Coal Pcl (Foreign Registered)                            735,440
    5,831,300  Bangkok Expressway Pcl (Foreign Registered)                   2,266,730
    1,791,400  Bank of Ayudhya Pcl (Foreign Registered)*                       301,468
      556,900  Central Pattana Pcl NVDR*                                     1,267,182
    9,545,200  Charoen Pokphand Foods Pcl (Foreign Registered)               1,031,669
      548,000  DBS Thai Danu Bank Pcl*                                          77,933
    1,137,330  Delta Electronics Pcl (Foreign Registered)(b)                   741,057
      309,600  Electricity Generating Pcl (Foreign Registered)                 273,349
      414,100  Electricity Generating Pcl NVDR                                 365,613
    2,750,000  Industrial Finance Corp of Thailand (Foreign
                 Registered)*                                                  433,456
      129,000  Italian-Thai Development Pcl (Foreign Registered)*               94,021
      217,000  Italian-Thai Development Pcl NVDR*                              158,159
    1,006,000  Jasmine International Pcl (Foreign Registered)*                  62,473
      430,500  Krung Thai Bank Pcl (Foreign Registered)*                       109,181

4             See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               THAILAND -- CONTINUED
    1,718,900  Land & House Pcl (Foreign Registered)                         2,913,045
      968,400  Land & House Pcl NVDR                                         1,549,348
    2,274,000  National Finance Pcl NVDR*                                      743,807
      671,000  National Petrochemical (Foreign Registered)                     787,260
    1,228,200  PTT Exploration & Production Pcl (Foreign
                 Registered)(b)*                                             3,551,562
      119,000  PTT PCL (Foreign Registered)                                    107,182
      624,000  Quality House Co Ltd (Foreign Registered)*                      121,280
      676,850  Sahaviriya Steel Industry*                                      107,487
      139,000  Siam Cement Pcl (Foreign Registered)                          3,406,637
       55,300  Siam Cement Pcl NVDR                                          1,190,149
    3,811,300  Siam Commercial Bank Pcl (Foreign Registered)*                2,371,335
    7,723,100  Siam Industrial Credit Pcl NVDR*                              1,757,330
      353,000  Siam Panich Leasing Ltd (Foreign Registered)                    294,934
    2,439,000  Tanayong Co Ltd (Foreign Registered)(a)*                            578
      204,100  Thai Airways International (Foreign Registered)*                178,993
    1,350,000  Thai Farmers Bank NVDR*                                         815,952
    1,956,265  Thai Petrochemical (Foreign Registered)*                        178,053
    1,098,500  Thai Union Frozen Products Pcl (Foreign Registered)(b)          434,557
      240,000  Thai Union Frozen Products Pcl NVDR                              94,430
    1,190,000  Tisco Finance Pcl (Foreign Registered)*                         682,579
      710,000  Vinythai Pcl (Foreign Registered)*                              143,885
                                                                        --------------
                                                                            31,363,023
                                                                        --------------

               TOTAL COMMON STOCKS (COST $107,899,862)                     105,813,433
                                                                        --------------
               MUTUAL FUNDS -- 2.4%
               UNITED STATES -- 2.4%
      104,257  GMO Alpha LIBOR Fund(c)                                       2,675,232
                                                                        --------------

               TOTAL MUTUAL FUNDS (COST $2,738,215)                          2,675,232
                                                                        --------------
               PREFERRED STOCKS -- 1.0%
               SOUTH KOREA -- 1.0%
        8,000  Samsung Electronics (Non Voting)                              1,098,215
                                                                        --------------

               TOTAL PREFERRED STOCKS (COST $954,180)                        1,098,215
                                                                        --------------

              See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               DEBT OBLIGATIONS -- 0.9%
               UNITED STATES -- 0.9%
$     470,000  U.S. Treasury Inflation Indexed Bond, 3.50%, due
                 01/15/11                                                      526,705
$     450,000  U.S. Treasury Inflation Indexed Note, 4.25%, due
                 01/15/10(c)                                                   543,478
                                                                        --------------
                                                                             1,070,183
                                                                        --------------

               TOTAL DEBT OBLIGATIONS (COST $1,007,058)                      1,070,183
                                                                        --------------
               RIGHTS AND WARRANTS -- 0.2%
               MALAYSIA -- 0.1%
      162,600  Affin Holdings Berhad Warrants, Expires 7/08/05*                 10,911
      120,200  IJM Corp Berhad Warrants, Expires 8/24/04*                       67,692
                                                                        --------------
                                                                                78,603
                                                                        --------------
               THAILAND -- 0.1%
      315,000  Adkinson Sec - Warrants Exp. 6/14/03*                            17,919
      315,000  Adkinson Sec - Warrants Exp. 6/14/05*                            17,919
      247,600  Banpu Pcl Warrants, Expires 1/14/03*                             41,668
    1,138,620  Charoen Pokphand Foods PCL Warrants, Expires 4/29/05
                 (Foreign Registered)*                                          97,156
      480,663  Telecomasia Corp Pcl Warrants, Expires 12/31/49(b)*                  --
                                                                        --------------
                                                                               174,662
                                                                        --------------

               TOTAL RIGHTS AND WARRANTS (COST $278,359)                       253,265
                                                                        --------------
               CONVERTIBLE SECURITIES -- 0.1%
               MALAYSIA -- 0.1%
$     153,900  Berjaya Sports Toto BHD, 0.08%, due 06/25/12                    128,790
                                                                        --------------

               TOTAL CONVERTIBLE SECURITIES (COST $130,745)                    128,790
                                                                        --------------

              See accompanying notes to the financial statements.
6

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 1.9%
               CASH EQUIVALENTS -- 1.9%
$   2,100,000  Societe Generale GC Time Deposit, 1.81%, due 9/03/02          2,100,000
                                                                        --------------

               TOTAL SHORT-TERM INVESTMENTS (COST $2,100,000)                2,100,000
                                                                        --------------
               TOTAL INVESTMENTS -- 100.2%
               (Cost $115,108,419)                                         113,139,118

               Other Assets and Liabilities (net) -- (0.2%)                   (197,957)
                                                                        --------------
               TOTAL NET ASSETS -- 100.0%                               $  112,941,161
                                                                        ==============

               NOTES TO SCHEDULE OF INVESTMENTS:

NVDR - Non-Voting Depositary Receipt

*    Non-income producing security.

(a)  Bankrupt issuer.

(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(c) All or a portion of this security is held as collateral for open swap contracts (Note 6).

              See accompanying notes to the financial statements.              7

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

At August 31, 2002, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
--------------------------------------------------------------------
Financials                                                     29.0%
Telecommunication Services                                     15.8
Materials                                                      11.1
Consumer Staples                                               10.4
Information Technology                                          9.3
Consumer Discretionary                                          8.4
Energy                                                          5.6
Industrials                                                     5.5
Utilities                                                       2.5
Miscellaneous                                                   2.4
                                                              -----
                                                              100.0%
                                                              =====

8             See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $115,108,419) (Note 1)         $113,139,118
   Cash                                                              9,998
   Foreign currency, at value (cost $61,476) (Note 1)               61,473
   Receivable for investments sold                                     927
   Dividends and interest receivable                               240,045
   Receivable for expenses reimbursed by Manager (Note 2)            6,820
                                                              ------------

      Total assets                                             113,458,381
                                                              ------------

LIABILITIES:
   Payable for investments purchased                                14,123
   Payable to affiliate for (Note 2):
      Management fee                                                77,226
      Shareholder service fee                                       14,301
   Net payable for open swap contracts (Notes 1 and 6)             335,870
   Accrued expenses                                                 75,700
                                                              ------------

      Total liabilities                                            517,220
                                                              ------------
NET ASSETS                                                    $112,941,161
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $144,178,938
   Accumulated undistributed net investment income                 879,055
   Accumulated net realized loss                               (29,810,006)
   Net unrealized depreciation                                  (2,306,826)
                                                              ------------
                                                              $112,941,161
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $112,941,161
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    14,656,105
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       7.71
                                                              ============

              See accompanying notes to the financial statements.              9

GMO ASIA FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $274,816)           $ 1,743,041
   Interest                                                        37,313
   Dividends from investment company shares                        20,143
                                                              -----------

         Total income                                           1,800,497
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        502,761
   Custodian fees                                                 199,364
   Audit fees                                                      21,160
   Transfer agent fees                                             14,076
   Legal fees                                                       4,482
   Trustees fees (Note 2)                                           1,498
   Registration fees                                                  736
   Miscellaneous                                                    1,380
   Fees reimbursed by Manager (Note 2)                            (40,020)
                                                              -----------
                                                                  705,437
   Shareholder service fee (Note 2) - Class III                    93,104
                                                              -----------
      Net expenses                                                798,541
                                                              -----------

         Net investment income                                  1,001,956
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                               1,789,479
      Realized gains distributions from investment company
      shares                                                       10,469
      Closed swap contracts                                      (211,343)
      Foreign currency, forward contracts and foreign
      currency related transactions                                49,340
                                                              -----------

         Net realized gain                                      1,637,945
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              (6,737,395)
      Open swap contracts                                        (460,080)
      Foreign currency, forward contracts and foreign
      currency related transactions                                (1,537)
                                                              -----------

         Net unrealized loss                                   (7,199,012)
                                                              -----------

      Net realized and unrealized loss                         (5,561,067)
                                                              -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(4,559,111)
                                                              ===========

10            See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  1,001,956      $  1,008,347
   Net realized gain (loss)                                   1,637,945       (19,000,561)
   Change in net unrealized appreciation (depreciation)      (7,199,012)       22,814,983
                                                           ------------      ------------

   Net increase (decrease) in net assets from
    operations                                               (4,559,111)        4,822,769
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                                (749,692)       (1,563,464)
                                                           ------------      ------------
      Total distributions from net investment income           (749,692)       (1,563,464)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                                 372,034           691,462
                                                           ------------      ------------
   Increase in net assets resulting from net share
    transactions                                                372,034           691,462
                                                           ------------      ------------

      Total increase (decrease) in net assets                (4,936,769)        3,950,767
NET ASSETS:
   Beginning of period                                      117,877,930       113,927,163
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $879,055 and $626,791,
    respectively)                                          $112,941,161      $117,877,930
                                                           ============      ============

              See accompanying notes to the financial statements.             11

GMO ASIA FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ------------------------------------------------------------
                                            (UNAUDITED)        2002         2001         2000         1999       1998+
                                          ----------------  -----------  -----------  -----------  ----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $   8.09       $   7.87     $  12.35     $   7.67     $ 10.44     $ 10.00
                                              --------       --------     --------     --------     -------     -------

Income from investment operations:
   Net investment income                          0.07           0.07         0.09         0.03        0.08(b)     0.01(b)
   Net realized and unrealized gain
     (loss)                                      (0.40)          0.26        (3.32)        5.01       (2.69)       0.43
                                              --------       --------     --------     --------     -------     -------

      Total from investment operations           (0.33)          0.33        (3.23)        5.04       (2.61)       0.44
                                              --------       --------     --------     --------     -------     -------

Less distributions to shareholders:
   From net investment income                    (0.05)         (0.11)       (0.01)       (0.02)      (0.16)         --
   From net realized gains                          --             --        (1.24)       (0.34)         --          --
                                              --------       --------     --------     --------     -------     -------

      Total distributions                        (0.05)         (0.11)       (1.25)       (0.36)      (0.16)         --
                                              --------       --------     --------     --------     -------     -------
NET ASSET VALUE, END OF PERIOD                $   7.71       $   8.09     $   7.87     $  12.35     $  7.67     $ 10.44
                                              ========       ========     ========     ========     =======     =======
TOTAL RETURN(a)                                  (4.10)%**       4.41%      (27.45)%      65.57%     (25.03)%      4.40%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $112,941       $117,878     $113,927     $119,218     $77,404     $40,161
   Net expenses to average daily net
     assets                                       1.29%*         1.28%        1.30%        1.25%       1.26%       2.52%*
   Net investment income to average
     daily net assets                             1.61%*         1.01%        1.22%        0.22%       1.04%       2.86%*
   Portfolio turnover rate                          41%            68%          84%         121%         61%          1%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.06%*         0.09%        0.07%        0.07%       0.30%       4.22%
   Purchase and redemption fees
     consisted of the following per
     share amounts:(c)                        $   0.00(d)    $   0.00(d)  $   0.03           --          --          --

+    Period from February 18, 1998 (commencement of operations) to February
     28, 1998.
*    Annualized
**   Not annualized.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes subscription and redemption fees.
(b)  Computed using average shares outstanding throughout the period.
(c) Effective March 1, 2000 the fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this. Amounts calculated using average shares oustanding throughout the period.
(d)  Purchase and redemption fees were less than $0.01 per share.

12            See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Asia Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in equity securities traded in the Asian securities markets. The Fund's benchmark is the GMO Asia 7 Index.

      At August 31, 2002, 2.4% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. The financial statements of the GMO Alpha Libor Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no forward foreign currency contracts outstanding as of August 31, 2002.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the

GMO ASIA FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      amounts paid on the underlying future, security, or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security, or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security, or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2002 there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2002 there were no open purchased option contracts.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian and agency, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2002, there were no outstanding futures contracts.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed

GMO ASIA FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in the price of the security or index underlying these transactions. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreements. The Fund earns interest on cash set aside as collateral. See Note 6 for a summary of the open swap agreement as of August 31, 2002.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund did not have any securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax

GMO ASIA FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

      Income dividends and capital gain distrbutions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $6,035,369 and $17,265,440 expiring in 2009 and 2010, respectively. The Fund has elected to defer to March 1, 2002 post-October capital losses of $7,441,385.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective April 1, 2002, the level of purchase premiums and redemption fees are each 0.80%. Prior to April 1, 2002 the premium on cash purchases of Fund shares was 1.20% of the amount invested. In the case of cash redemptions, the fee was .40% of the amount redeemed. If the Manager determines that any portion of a cash purchase or redemption fee is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the year ended February 28, 2002 and six months ended August 31, 2002, the Fund received $366 and $32,024 in purchase premiums and $31 and $18,117 in redemption fees, respectively. There was no premium for reinvested distributions.

      INVESTMENT RISK
      Investments in emerging countries present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, custody fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) and the amount of fees and operating expenses (excluding fund expenses, as defined above) incurred indirectly by the Fund through its investment in the GMO Alpha LIBOR Fund exceed the management fee. For the six months ended August 31, 2002, indirect operating expenses (excluding shareholder service fees and fund expenses, and indirect investment expenses incurred by the Fund were less than 0.001% of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002, was $736. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchase and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, were as follows:

                                                                   Purchases      Sales
                                                                  -----------  -----------
         U.S. Government securities                               $   496,344  $        --
         Investments (non-U.S. Government securities)              49,495,375   48,892,851

      At August 31, 2002, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $115,108,419     $15,439,253       $(17,408,554)    $(1,969,301)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 68.9% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          Six Months Ended
                                                           August 31, 2002        Year Ended
                                                             (Unaudited)       February 28, 2002
                                                        ---------------------  -----------------
                                                         Shares     Amount     Shares    Amount
         Class III:                                     --------  -----------  -------  --------
         Shares sold                                     497,414  $ 4,003,000    6,316  $ 44,516
         Shares issued to shareholders in reinvestment
           of distributions                               39,072      330,158   97,208   668,789
         Shares repurchased                             (457,833)  (3,961,124)  (3,197)  (21,843)
                                                        --------  -----------  -------  --------
         Net increase                                     78,653  $   372,034  100,327  $691,462
                                                        ========  ===========  =======  ========

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      TOTAL RETURN SWAP AGREEMENT

                           Expiration                                                       Net Unrealized
         Notional Amount      Date                         Description                       Depreciation
         ----------------  -----------  --------------------------------------------------  ---------------
            $3,708,556       10/02/02   Agreement with Credit Agricole Indosuez (W.I.          $(335,870)
                                        Carr) dated 8/17/01 to receive (pay) the notional
                                        amount multiplied by the return on the MSCI Taiwan
                                        Index and to pay the notional amount multiplied by
                                        3 month LIBOR adjusted by a specified spread
                                                                                               ---------
                                                                                               $(335,870)
                                                                                               =========

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.3%
               UNITED STATES -- 100.3%
      171,197  GMO International Growth Fund, Class III                    3,209,938
      766,638  GMO International Intrinsic Value Fund, Class IV           13,837,819
                                                                        ------------
                                                                          17,047,757
                                                                        ------------

               TOTAL MUTUAL FUNDS (COST $18,189,504)                      17,047,757
                                                                        ------------
               COMMON STOCKS -- 0.0%
               HONG KONG -- 0.0%
          796  China Digicontent Co Ltd*                                           1
                                                                        ------------
               UNITED KINGDOM -- 0.0%
       19,018  British Energy Plc (Deferred Shares)(a)*                           --
       55,540  Viglen Technology Plc (Entitlement Letters)(a)*                    --
                                                                        ------------
                                                                                  --
                                                                        ------------

               TOTAL COMMON STOCKS (COST $19)                                      1
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 10.0%
               CASH EQUIVALENTS -- 10.0%
$   1,700,000  Societe Generale GC Time Deposit, 1.81%, due 9/03/02        1,700,000
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $1,700,000)              1,700,000
                                                                        ------------
               TOTAL INVESTMENTS -- 110.3%
               (Cost $19,889,523)                                         18,747,758

               Other Assets and Liabilities (net) -- (10.3%)              (1,745,068)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $ 17,002,690
                                                                        ============

NOTES TO SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

              See accompanying notes to the financial statements.              1

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $19,889,523) (Note 1)          $18,747,758
   Cash                                                            29,181
   Foreign currency, at value (cost $169,066) (Note 1)            172,633
   Interest receivable                                                 86
   Foreign taxes receivable                                         7,387
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                            27,510,329
   Receivable for expenses reimbursed by Manager (Note 2)          20,224
                                                              -----------

      Total assets                                             46,487,598
                                                              -----------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                                7,719
      Shareholder service fee                                       2,144
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                            29,427,368
   Accrued expenses                                                47,677
                                                              -----------

      Total liabilities                                        29,484,908
                                                              -----------
NET ASSETS                                                    $17,002,690
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $25,525,316
   Accumulated undistributed net investment income                310,263
   Accumulated net realized loss                               (5,783,772)
   Net unrealized depreciation                                 (3,049,117)
                                                              -----------
                                                              $17,002,690
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $17,002,690
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    2,710,453
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      6.27
                                                              ===========

2             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $   82,979
   Dividends (net of withholding taxes of $1,212)                 64,543
   Interest                                                       10,648
                                                              ----------
      Total income                                               158,170
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                        67,676
   Custodian fees                                                 36,800
   Audit fees                                                     17,664
   Transfer agent fees                                            13,892
   Registration fees                                               1,564
   Legal fees                                                        718
   Trustees fees (Note 2)                                            294
   Miscellaneous                                                   1,752
   Fees reimbursed by Manager (Note 2)                           (72,312)
                                                              ----------
                                                                  68,048
   Indirectly incurred fees reimbursed by Manager (Note 2)       (66,577)
                                                              ----------
                                                                   1,471
                                                              ----------
   Shareholder service fee (Note 2) - Class III                   18,799
   Shareholder service fee reimbursed (Note 2) - Class III       (12,516)
                                                              ----------
                                                                   6,283
                                                              ----------
      Net expenses                                                 7,754
                                                              ----------
         Net investment income                                   150,416
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized loss on:
      Investments                                               (451,778)
      Foreign currency, forward contracts and foreign
      currency related transactions                           (1,221,656)
                                                              ----------

         Net realized loss                                    (1,673,434)
                                                              ----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              2,492,204
      Foreign currency, forward contracts and foreign
      currency related transactions                           (1,593,674)
                                                              ----------

         Net unrealized gain                                     898,530
                                                              ----------

      Net realized and unrealized loss                          (774,904)
                                                              ----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (624,488)
                                                              ==========

              See accompanying notes to the financial statements.              3

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    150,416      $  3,187,114
   Net realized loss                                         (1,673,434)       (3,898,941)
   Change in net unrealized appreciation (depreciation)         898,530          (154,340)
                                                           ------------      ------------

   Net decrease in net assets from operations                  (624,488)         (866,167)
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                              (1,412,055)       (6,827,386)
      Class IV                                                       --          (325,033)
                                                           ------------      ------------
      Total distributions from net investment income         (1,412,055)       (7,152,419)
                                                           ------------      ------------
   Net realized gains
      Class III                                                      --          (187,380)
      Class IV                                                       --          (247,025)
                                                           ------------      ------------
      Total distributions from net realized gains                    --          (434,405)
                                                           ------------      ------------

                                                             (1,412,055)       (7,586,824)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                             (18,542,231)       (2,273,739)
      Class IV                                                       --       (61,034,872)
                                                           ------------      ------------
   Decrease in net assets resulting from net share
    transactions                                            (18,542,231)      (63,308,611)
                                                           ------------      ------------

      Total decrease in net assets                          (20,578,774)      (71,761,602)
NET ASSETS:
   Beginning of period                                       37,581,464       109,343,066
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $310,263 and $1,571,902,
    respectively)                                          $ 17,002,690      $ 37,581,464
                                                           ============      ============

4             See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                     YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ----------------------------------------------------------------
                                            (UNAUDITED)        2002         2001         2000         1999          1998
                                          ----------------  -----------  -----------  -----------  -----------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  7.14         $  9.25      $ 10.04      $  9.28      $ 11.92      $  12.68
                                              -------         -------      -------      -------      -------      --------

Income from investment operations:
   Net investment income                         0.04+(d)        0.46+(d)      0.23+       0.23+        0.23+         0.27+
   Net realized and unrealized gain
     (loss)                                     (0.64)          (1.00)        1.34         1.26        (0.36)(b)       1.72
                                              -------         -------      -------      -------      -------      --------

      Total from investment operations          (0.60)          (0.54)        1.57         1.49        (0.13)         1.99
                                              -------         -------      -------      -------      -------      --------

Less distributions to shareholders:
   From net investment income                   (0.27)          (1.53)       (0.21)       (0.42)       (0.29)        (0.27)
   From net realized gains                         --           (0.04)       (2.15)       (0.31)       (2.22)        (2.48)
                                              -------         -------      -------      -------      -------      --------

      Total distributions                       (0.27)          (1.57)       (2.36)       (0.73)       (2.51)        (2.75)
                                              -------         -------      -------      -------      -------      --------
NET ASSET VALUE, END OF PERIOD                $  6.27         $  7.14      $  9.25      $ 10.04      $  9.28      $  11.92
                                              =======         =======      =======      =======      =======      ========
TOTAL RETURN(a)                                 (8.92)%**       (5.38)%      16.69%       15.86%       (1.84)%       17.98%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $17,003         $37,581      $49,332      $75,054      $97,450      $207,653
   Net expenses to average daily net
     assets                                      0.06%*          0.31%(c)      0.69%       0.69%        0.69%         0.69%
   Net investment income to average
     daily net assets                            1.20%*(d)       5.33%(d)      2.23%       2.25%        2.07%         2.15%
   Portfolio turnover rate                          4%            120%          39%          68%          68%           96%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     1.21%*          0.79%        0.38%        0.33%        0.42%         0.38%

*    Annualized.
**   Not Annualized.
+    Computed using average shares outstanding throughout the period.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investmensts for the year ended February 28, 1999 due to timing purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c) On July 3, 2001, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its reimbursement. Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
(d) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.

              See accompanying notes to the financial statements.              5

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Currency Hedged International Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in equity securities of non-U.S. issuers and through management of the Fund's foreign currency positions. On July 3, 2001, the Fund began to invest a substantial portion of its assets in other Funds of the Trust ("underlying funds"). The Fund's benchmark is the MSCI EAFE Index (Hedged).

      At August 31, 2002, 81.4% of the Fund was invested in GMO International Intrinsic Value Fund and 18.9% of the Fund was invested in GMO International Growth Fund, separate funds of GMO Trust managed by GMO. GMO International Intrinsic Value Fund and GMO International Growth Fund invest primarily in equity securities of developed countries in Asia and Europe. The financial statements of GMO International Intrinsic Value Fund and GMO International Growth Fund should be read in conjunction with the Fund's financial statements.

      Until July 19, 2001, the Fund had two classes of shares outstanding:
      Class III and Class IV. Effective July 19, 2001, Class IV shares ceased operations. The principal economic difference between the classes of shares was the level of shareholder service fee borne by the classes.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of underlying funds and other mutual funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's or the underlying funds' portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2002.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2002 there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2002 there were no open purchased option contracts.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2002, there were no outstanding futures contracts.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in the price of the security or index underlying these transactions. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. At August 31, 2002, there were no open swap agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund did not have any securities on loan.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $3,271,105 expiring in 2010. The Fund has elected to defer to March 1, 2002 post-October capital losses of $639,795.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income,

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. As described in Note 1, effective July 3, 2001, the Fund began investing in Class III shares of certain underlying funds. Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of the underlying funds. For the six months ended August 31, 2002, shareholder service fees incurred indirectly by the Class III shares of the Fund were .10% of Class III's average daily net assets.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) and the amount of fees and expenses (excluding shareholder service fees and fund expenses, as defined above) incurred indirectly by the Fund through its investment in the underlying funds exceed the management fee. Because GMO will not reimburse expenses incurred indirectly by the Fund to the extent they exceed .54%, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses, as defined above) incurred indirectly by the Fund through its investment in the underlying funds may exceed .54% of the Fund's average daily net assets. For the six months ended August 31, 2002, indirect operating expenses (excluding

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      shareholder service fees and fund expenses, as defined above) and indirect investment expenses incurred by Class III shares of the Fund were .532% and .001% of Class III's average daily net assets, respectively.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002, was $294. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $1,082,979 and $23,000,000, respectively.

      At August 31, 2002, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $19,889,523       $      --        $(1,141,765)     $(1,141,765)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 66.7% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2002              Year Ended
                                                              (Unaudited)            February 28, 2002
                                                        ------------------------  ------------------------
                                                          Shares       Amount       Shares       Amount
                          Class III:                    ----------  ------------  ----------  ------------
         Shares sold                                       160,235  $  1,039,000      85,017  $    776,898
         Shares issued to shareholders in reinvestment
           of distributions                                189,880     1,365,235   1,237,611    11,675,143
         Shares repurchased                             (2,904,988)  (20,946,466) (3,462,680)  (36,181,926)
                                                        ----------  ------------  ----------  ------------
         Net decrease                                   (2,554,873) $(18,542,231) (2,140,052) $(23,729,885)
                                                        ==========  ============  ==========  ============

                                                            Six Months Ended
                                                            August 31, 2002              Year Ended
                                                              (Unaudited)            February 28, 2002
                                                        ------------------------  ------------------------
                                                          Shares       Amount       Shares       Amount
                           Class IV:                    ----------  ------------  ----------  ------------
         Shares sold                                            --  $         --          --  $         --
         Shares issued to shareholders in reinvestment
           of distributions                                     --            --      26,251       247,025
         Shares repurchased                                     --            --  (6,526,919)  (61,281,897)
                                                        ----------  ------------  ----------  ------------
         Net decrease                                           --  $         --  (6,500,668) $(61,034,872)
                                                        ==========  ============  ==========  ============

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                                                  Net Unrealized
         Settlement                                                     Units                      Appreciation
            Date                    Deliver/Receive                  of Currency       Value      (Depreciation)
         ----------  ---------------------------------------------  --------------  ------------  --------------
           Buys
          10/25/02   AUD                                               11,543,278   $  6,330,339   $    193,111
          10/25/02   CAD                                               12,813,776      8,199,557         76,278
           9/27/02   CHF                                               19,338,889     12,896,207      1,130,533
           9/27/02   DKK                                               47,139,635      6,219,502        669,517
           9/27/02   EUR                                              101,032,366     98,986,527     10,222,257
           9/27/02   GBP                                               31,112,727     48,063,285      3,921,046
          10/25/02   HKD                                              175,102,510     22,451,523         16,886
          10/25/02   JPY                                            5,533,070,904     46,790,941      3,681,435
           9/27/02   NOK                                              194,537,364     25,741,318      4,074,994
          10/25/02   NZD                                               16,025,052      7,449,158        428,583
           9/27/02   SEK                                              294,522,783     31,324,778      3,030,587
          10/25/02   SGD                                                3,346,630      1,915,111         65,102
                                                                                                   ------------
                                                                                                   $ 27,510,329
                                                                                                   ============
           Sales
          10/25/02   AUD                                               12,035,037   $  6,600,020   $   (199,646)
          10/25/02   CAD                                               13,330,659      8,530,311        (80,498)
           9/27/02   CHF                                               20,855,043     13,907,260     (1,326,172)
           9/27/02   DKK                                               50,000,224      6,596,922       (708,248)
           9/27/02   EUR                                              107,077,007    104,908,767    (10,990,106)
           9/27/02   GBP                                               33,777,958     52,180,565     (4,464,918)
          10/25/02   HKD                                              177,351,266     22,739,857        (19,549)
          10/25/02   JPY                                            5,893,853,555     49,841,934     (3,953,945)
           9/27/02   NOK                                              197,097,886     26,080,128     (4,209,969)
          10/25/02   NZD                                               15,654,033      7,276,691       (421,704)
           9/27/02   SEK                                              297,066,194     31,595,290     (2,999,230)
          10/25/02   SGD                                                2,867,814      1,641,108        (53,383)
                                                                                                   ------------
                                                                                                   $(29,427,368)
                                                                                                   ============

      CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krona
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               COMMON STOCKS -- 92.9%
               AUSTRALIA -- 6.3%
       92,141  Australia and New Zealand Banking Group Ltd                    962,331
      120,857  Australian Gas Light Co Ltd                                    665,741
       84,845  Boral Ltd                                                      200,969
       20,835  CSL Ltd                                                        263,970
       85,180  CSR Ltd                                                        308,274
      196,867  Insurance Australia Group Ltd                                  347,021
       58,044  Lend Lease Corp Ltd                                            352,348
      443,161  Lihir Gold Ltd*                                                297,821
       24,101  Macquarie Bank Ltd                                             322,608
       64,644  National Australia Bank Ltd                                  1,233,857
      169,907  National Mutual Holdings                                       240,535
       70,999  Orica Ltd                                                      375,845
      275,227  Qantas Airways Ltd                                             633,725
       18,483  Rio Tinto Ltd                                                  334,254
       95,651  Santos Ltd                                                     338,793
       45,421  Suncorp-Metway Ltd                                             313,753
      171,455  Telstra Corp Ltd                                               459,007
       31,054  Wesfarmers Ltd                                                 508,051
       76,834  Westfield Holdings Ltd                                         568,835
       86,303  Westpac Banking Corp                                           718,805
      132,358  Woodside Petroleum Ltd                                         951,468
       78,179  Woolworths Ltd                                                 516,779
                                                                        -------------
                                                                           10,914,790
                                                                        -------------
               AUSTRIA -- 1.2%
        2,645  Bau Holdings AG                                                 99,348
        2,241  Brau Union AG                                                  109,865
        7,260  Erste Bank Der Oesterreichischen Sparkassen AG                 486,430
        6,062  Mayr-Melnhof Karton AG (Bearer)                                377,508
        4,652  Oesterreichische Brau Beteiligungs AG                          240,429
        6,164  OMV AG                                                         550,098
       16,870  Wienerberger Baustoffindustrie AG                              253,791
                                                                        -------------
                                                                            2,117,469
                                                                        -------------
               BELGIUM -- 1.8%
       10,239  Almanij NV                                                     395,129
       89,222  Dexia                                                        1,177,750
       41,138  Fortis B                                                       733,858

              See accompanying notes to the financial statements.              1

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               BELGIUM -- CONTINUED
        7,881  Groupe Bruxelles Lambert SA                                    348,882
       17,607  UCB SA                                                         502,648
                                                                        -------------
                                                                            3,158,267
                                                                        -------------
               CANADA -- 5.1%
       29,500  Bank of Nova Scotia                                            888,782
       12,100  Biovail Corp*                                                  328,872
       33,100  Canadian Natural Resources                                   1,096,968
       64,400  CGI Group Inc*                                                 259,664
       13,200  Cognos Inc*                                                    239,715
       15,000  EnCana Corp                                                    440,192
       10,300  Imperial Oil Ltd                                               290,909
       31,900  Investors Group Inc                                            531,667
        9,900  Loblaw Cos Ltd                                                 379,754
       15,900  Magna International Inc                                      1,008,223
       19,800  MDS Inc                                                        311,596
       21,000  Molson Inc                                                     399,135
       22,200  Onex Corp                                                      287,035
       45,400  Rogers Communications Inc*                                     378,333
       29,200  Royal Group Technologies Ltd*                                  372,862
       11,800  Saputo Inc                                                     204,004
       12,800  Shell Canada Ltd                                               408,205
       10,200  Sobeys Inc                                                     258,269
        6,000  Talisman Energy Inc                                            249,115
        4,900  Weston (George) Ltd                                            360,778
                                                                        -------------
                                                                            8,694,078
                                                                        -------------
               DENMARK -- 0.4%
       14,600  Danske Bank A/S                                                256,463
       15,750  Tele Danmark A/S Class B                                       423,317
                                                                        -------------
                                                                              679,780
                                                                        -------------
               FINLAND -- 3.0%
      355,550  Nokia Oyj                                                    4,749,129
       61,300  Sampo Oyj                                                      430,437
                                                                        -------------
                                                                            5,179,566
                                                                        -------------

              See accompanying notes to the financial statements.
2

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               FRANCE -- 2.8%
       15,776  BNP Paribas                                                    735,826
        6,747  L'Oreal SA                                                     486,664
        8,328  Renault SA                                                     402,646
       25,819  Sanofi-Synthelabo SA                                         1,548,360
       10,112  Societe Generale Class A                                       599,473
        7,752  Total Fina Elf SA                                            1,105,387
                                                                        -------------
                                                                            4,878,356
                                                                        -------------
               GERMANY -- 8.0%
        5,700  Adidas Salomon AG                                              406,392
        2,700  Allianz AG                                                     343,961
       11,400  Altana AG                                                      561,235
       21,400  BASF AG                                                        884,601
       27,100  DaimlerChrysler AG                                           1,166,729
       13,400  Deutsche Bank AG                                               825,279
        7,800  Deutsche Boerse AG                                             301,006
       63,800  E. On AG                                                     3,272,341
       44,000  Infineon Technologies AG*                                      505,727
        1,100  Munich Reinsurance AG                                          196,876
        8,300  SAP AG                                                         643,045
       13,300  Schering AG                                                    736,947
       61,000  Siemens AG                                                   2,883,454
       33,900  T-Online International*                                        287,576
       17,600  Volkswagen AG                                                  806,057
                                                                        -------------
                                                                           13,821,226
                                                                        -------------
               GREECE -- 0.2%
       18,685  National Bank of Greece SA                                     345,598
                                                                        -------------
               HONG KONG -- 1.4%
      142,000  Bank of East Asia                                              270,348
      115,500  CLP Holdings Ltd                                               464,965
      302,500  Hong Kong Electric Holdings Ltd                              1,178,982
       45,600  Kowloon Motor Bus Holdings Ltd                                 222,740
    1,424,000  Pacific Century CyberWorks Ltd*                                253,766
                                                                        -------------
                                                                            2,390,801
                                                                        -------------
               IRELAND -- 2.7%
      115,133  Allied Irish Banks Plc                                       1,490,424

              See accompanying notes to the financial statements.              3

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               IRELAND -- CONTINUED
      191,896  Bank of Ireland                                              2,243,253
       30,994  CRH Plc                                                        442,259
       21,888  Irish Life & Permanent Plc                                     283,345
       42,766  Ryanair Holdings Plc*                                          248,288
                                                                        -------------
                                                                            4,707,569
                                                                        -------------
               ITALY -- 2.0%
       62,797  Autostrade Concessioni e Costruzioni Autostrade SPA            538,253
      310,115  Banca Intesa SPA                                               757,283
       46,427  Enel SPA                                                       235,850
       70,670  ENI-Ente Nazionale Idrocarburi SPA                           1,070,086
      445,982  Olivetti and Co SPA*                                           490,297
       22,086  Olivetti SPA                                                   332,477
                                                                        -------------
                                                                            3,424,246
                                                                        -------------
               JAPAN -- 17.9%
        7,200  Acom Co Ltd                                                    424,476
      144,000  Bridgestone Corp                                             1,852,149
       26,000  Chubu Electric Power Co Inc                                    486,822
       26,000  Daiichi Pharmaceuticals Co Ltd                                 419,938
           65  East Japan Railway Co                                          312,487
       15,000  Eisai Co Ltd                                                   389,660
       21,300  FamilyMart                                                     513,794
       10,300  Fanuc Ltd                                                      468,241
       77,000  Fuji Heavy Industries Ltd                                      304,584
       10,000  Fuji Photo Film Co Ltd                                         305,318
       18,000  Fujisawa Pharmaceutical Co Ltd                                 382,575
       50,000  Honda Motor Co Ltd                                           2,116,982
        7,000  Ito-Yokado Co Ltd                                              298,149
          131  Japan Telecom Co Ltd                                           387,813
           42  Japan Tobacco Inc                                              285,160
       18,000  Jusco Co Ltd                                                   469,110
        3,200  Keyence Corp                                                   558,411
        8,000  Matsushita Communication IND                                   276,641
      104,000  Mitsubishi Electric Corp*                                      359,634
       29,000  Mitsubishi Pharma Corp                                         250,217
        7,400  Nidec Corp                                                     405,685
        4,000  Nintendo Co Ltd                                                483,785
       68,000  Nippon Express Co Ltd                                          316,012

4             See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
          181  Nippon Telegraph & Telephone Corp                              711,390
        7,000  Nitto Denko Corp                                               185,974
          291  NTT Docomo Inc                                                 618,496
       19,000  Ono Pharmaceutical Co Ltd                                      698,688
        5,400  ORIX Corp                                                      383,941
       11,000  Rohm Co Ltd                                                  1,501,118
       44,000  Sankyo Co Ltd                                                  594,138
        4,200  Shimamura Co Ltd                                               289,057
        5,800  SMC Corp                                                       580,171
       65,700  Sony Corp                                                    2,864,834
       32,000  Suzuki Motor Corp                                              345,464
       41,000  Taisho Pharmaceutical Co Ltd                                   658,407
       58,000  Takeda Chemical Industries Ltd                               2,450,808
        8,500  Takefuji Corp                                                  579,977
       19,600  TDK Corp                                                       895,981
       25,300  Terumo Corp                                                    365,742
       20,900  Tohoku Electric Power Co Inc                                   298,433
       14,900  Tokyo Electric Power                                           307,262
       19,700  Tokyo Electron Ltd                                             908,860
       35,000  Toppan Printing Co Ltd                                         314,680
       66,100  Toyota Motor Corp                                            1,636,263
        9,900  Uni-Charm Corp                                                 367,393
       43,000  Yamanouchi Pharmaceutical Co Ltd                             1,010,037
       13,000  Yamato Transport Co Ltd                                        220,934
                                                                        -------------
                                                                           30,855,691
                                                                        -------------
               NETHERLANDS -- 2.9%
       24,073  ASML Holding NV*                                               246,236
       26,399  ING Groep NV                                                   576,300
      189,817  Koninklijke Philips Electronics NV                           3,797,532
       19,842  Numico NV                                                      390,543
                                                                        -------------
                                                                            5,010,611
                                                                        -------------
               NEW ZEALAND -- 0.5%
      346,936  Telecom Corp of New Zealand                                    820,782
                                                                        -------------
               NORWAY -- 0.2%
       33,800  Tandberg ASA*                                                  401,612
                                                                        -------------

              See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               PORTUGAL -- 0.2%
       50,089  Portugal Telecom SA                                            323,716
                                                                        -------------
               SINGAPORE -- 2.2%
      320,000  Chartered Semiconductor Manufacturing Ltd*                     384,033
       97,000  DBS Group Holdings Ltd                                         659,657
       73,000  Singapore Airlines Ltd (Registered)                            483,927
       83,000  Singapore Press Holdings Ltd                                   929,680
       54,000  United Overseas Bank                                           407,349
      126,000  Venture Manufacturing Singapore Ltd                            928,880
                                                                        -------------
                                                                            3,793,526
                                                                        -------------
               SPAIN -- 3.1%
      107,901  Endesa SA                                                    1,280,404
       21,932  FENOSA SA                                                      271,440
       35,386  Gas Natural SDG SA                                             640,618
      140,436  Repsol SA                                                    1,831,750
       32,030  Tabacalera SA Class A                                          722,158
       32,497  Telefonica de Espana SA*                                       297,983
       65,567  Terra Networks SA*                                             346,585
                                                                        -------------
                                                                            5,390,938
                                                                        -------------
               SWEDEN -- 2.4%
       75,400  Hennes & Mauritz AB                                          1,385,527
       15,000  Securitas AB                                                   233,291
       98,000  Skandinaviska Enskilda Banken Class A                          908,239
       19,900  Svenska Handelsbanken Class A                                  276,642
      153,500  Swedish Match AB                                             1,242,730
                                                                        -------------
                                                                            4,046,429
                                                                        -------------
               SWITZERLAND -- 7.3%
        9,800  Adecco SA                                                      428,401
          588  Givaudan                                                       246,461
       11,771  Logitech International SA*                                     385,922
        5,293  Nestle SA                                                    1,135,738
       16,926  Novartis AG                                                    686,898
        9,434  Roche Holding AG (Bearer)                                    1,122,160
       77,973  Roche Holding AG (Genusschein)                               5,598,634
        4,515  Swiss Reinsurance Co                                           318,922
        7,486  Swisscom AG                                                  1,987,919

6             See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               SWITZERLAND -- CONTINUED
        6,146  UBS AG*                                                        289,556
        3,518  Zurich Financial Services AG                                   348,131
                                                                        -------------
                                                                           12,548,742
                                                                        -------------
               UNITED KINGDOM -- 21.3%
      138,696  Abbey National Plc                                           1,600,534
       26,459  Alliance & Leicester Plc                                       356,291
       13,841  AstraZeneca Plc                                                390,102
      126,685  Barclays Plc                                                   909,296
       49,559  BBA Group Plc                                                  167,125
      192,868  BG Group Plc                                                   804,047
       58,383  BP Amoco Plc                                                   452,015
      120,811  British American Tobacco                                     1,403,488
      109,679  BT Group Plc                                                   339,325
      100,663  Cable & Wireless                                               249,924
       31,753  Cadbury Schweppes Plc                                          229,753
      285,480  Centrica Plc                                                   830,225
      123,762  Chubb Plc                                                      254,625
       90,759  Compass Group Plc                                              461,198
       18,603  Diageo Plc                                                     225,036
      144,967  Dixons Group Plc (New Shares)                                  367,769
       20,893  Gallaher Group Plc                                             213,308
      141,392  GlaxoSmithKline Plc                                          2,659,626
       56,283  Great Universal Stores Plc                                     436,192
      108,314  Hays Plc                                                       224,099
      102,585  HBOS Plc                                                     1,148,906
      176,699  Imperial Tobacco Group Plc                                   2,946,559
      276,122  Kingfisher Plc                                                 908,726
      259,504  Lattice Group Plc                                              690,454
      254,357  Legal & General Group Plc                                      482,978
      196,599  Lloyds TSB Group Plc                                         1,700,025
       98,055  Morrison Supermarkets                                          302,225
      170,735  National Grid Group Plc                                      1,192,457
      107,585  Next Plc                                                     1,402,948
       78,137  Northern Rock Plc                                              872,682
      131,996  Nycomed Amersham Plc                                         1,161,810
       47,124  Ocean Group Plc                                                537,973
      271,612  Rentokil Initial Plc                                         1,001,023
       74,785  Royal Bank of Scotland Group                                 1,785,018
       51,889  Scottish Hydro-Electric Plc                                    537,790

              See accompanying notes to the financial statements.              7

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
      134,031  Scottish Power Plc                                             762,984
      108,383  Smiths Group Plc                                             1,223,901
      163,736  Tesco                                                          535,694
      105,009  Tomkins Plc                                                    393,101
       23,332  Travis Perkins Plc                                             371,750
       38,832  Unilever Plc                                                   353,808
    1,510,909  Vodafone Group Plc                                           2,419,028
       67,358  Wolseley                                                       613,715
      111,011  WPP Group Plc                                                  817,401
                                                                        -------------
                                                                           36,736,934
                                                                        -------------

               TOTAL COMMON STOCKS (COST $171,568,947)                    160,240,727
                                                                        -------------
               PREFERRED STOCKS -- 0.7%
               GERMANY -- 0.7%
        1,400  Porsche AG 0.83%                                               653,538
       15,800  Volkswagen AG 4.71%                                            505,139
                                                                        -------------
                                                                            1,158,677
                                                                        -------------

               TOTAL PREFERRED STOCKS (COST $1,128,001)                     1,158,677
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 4.9%
               CASH EQUIVALENTS -- 4.4%
$   7,600,000  Societe Generale GC Time Deposit, 1.81%, due 9/03/02         7,600,000
                                                                        -------------

              See accompanying notes to the financial statements.
8

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               U.S. GOVERNMENT -- 0.5%
$     900,000  U.S. Treasury Bill, 1.61%, due 11/14/02(a)                     897,030
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $8,496,713)               8,497,030
                                                                        -------------
               TOTAL INVESTMENTS -- 98.5%
               (Cost $181,193,661)                                        169,896,434

               Other Assets and Liabilities (net) -- 1.5%                   2,639,249
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $ 172,535,683
                                                                        =============

               NOTES TO SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

(a) All or a portion of this security is held as collateral for open futures contracts (Note 6).

              See accompanying notes to the financial statements.              9

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

At August 31, 2002, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
--------------------------------------------------------------------
Financials                                                     20.3%
Consumer Discretionary                                         18.0
Health Care                                                    14.3
Information Technology                                          9.3
Industrials                                                     8.4
Consumer Staples                                                8.2
Utilities                                                       8.1
Energy                                                          5.9
Telecommunication Services                                      5.6
Materials                                                       1.9
                                                              -----
                                                              100.0%
                                                              =====

10            See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $181,193,661) (Note 1)         $169,896,434
   Cash                                                             85,038
   Foreign currency, at value (cost $739,449) (Note 1)             224,224
   Dividends and interest receivable                               271,601
   Foreign taxes receivable                                         92,632
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                              4,309,467
   Receivable for expenses reimbursed by Manager (Note 2)           29,667
                                                              ------------

      Total assets                                             174,909,063
                                                              ------------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                                73,074
      Shareholder service fee                                       20,299
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                              2,167,589
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 39,102
   Accrued expenses                                                 73,316
                                                              ------------

      Total liabilities                                          2,373,380
                                                              ------------
NET ASSETS                                                    $172,535,683
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $182,569,041
   Accumulated undistributed net investment income               1,211,455
   Accumulated net realized loss                                (1,163,814)
   Net unrealized depreciation                                 (10,080,999)
                                                              ------------
                                                              $172,535,683
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $172,535,683
                                                              ============

SHARES OUTSTANDING:
   Class III                                                     9,203,414
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      18.75
                                                              ============

              See accompanying notes to the financial statements.             11

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $235,701)           $ 1,684,769
   Interest                                                        63,703
                                                              -----------

         Total income                                           1,748,472
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        343,069
   Custodian fees                                                 114,172
   Audit fees                                                      20,056
   Transfer agent fees                                             13,800
   Legal fees                                                       2,130
   Trustees fees (Note 2)                                             998
   Registration fees                                                  920
   Miscellaneous                                                      735
   Fees reimbursed by Manager (Note 2)                           (151,708)
                                                              -----------
                                                                  344,172
   Shareholder service fee (Note 2) - Class III                    95,297
                                                              -----------
      Net expenses                                                439,469
                                                              -----------

         Net investment income                                  1,309,003
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                              (1,580,548)
      Closed futures contracts                                     73,510
      Foreign currency, forward contracts and foreign
      currency related transactions                               681,609
                                                              -----------

         Net realized loss                                       (825,429)
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              (8,222,040)
      Open futures contracts                                     (401,846)
      Foreign currency, forward contracts and foreign
      currency related transactions                             1,561,626
                                                              -----------

         Net unrealized loss                                   (7,062,260)
                                                              -----------

      Net realized and unrealized loss                         (7,887,689)
                                                              -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(6,578,686)
                                                              ===========

12            See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED  PERIOD FROM NOVEMBER 30, 2001
                                                         AUGUST 31, 2002   (COMMENCEMENT OF OPERATIONS)
                                                           (UNAUDITED)       THROUGH FEBRUARY 28, 2002
                                                         ----------------  -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  1,309,003             $    52,612
   Net realized loss                                           (825,429)               (332,890)
   Change in net unrealized appreciation (depreciation)      (7,062,260)             (3,018,739)
                                                           ------------             -----------

   Net decrease in net assets from operations                (6,578,686)             (3,299,017)
                                                           ------------             -----------

Distributions to shareholders from:
   Net investment income
      Class III                                                (155,655)                     --
                                                           ------------             -----------
      Total distributions from net investment income           (155,655)                     --
                                                           ------------             -----------
   Net share transactions: (Note 5)
      Class III                                              94,386,058              88,182,983
                                                           ------------             -----------
   Increase in net assets resulting from net share
    transactions                                             94,386,058              88,182,983
                                                           ------------             -----------

      Total increase in net assets                           87,651,717              84,883,966
NET ASSETS:
   Beginning of period                                       84,883,966                      --
                                                           ------------             -----------
   End of period (including accumulated undistributed
    net investment income of $1,211,455 and $58,107,
    respectively)                                          $172,535,683             $84,883,966
                                                           ============             ===========

              See accompanying notes to the financial statements.             13

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                PERIOD FROM
                                                                             NOVEMBER 30, 2001
                                                         SIX MONTHS ENDED      (COMMENCEMENT
                                                         AUGUST 31, 2002   OF OPERATIONS) THROUGH
                                                           (UNAUDITED)       FEBRUARY 28, 2002
                                                         ----------------  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $   19.65             $  20.00
                                                            ---------             --------

Income from investment operations:
   Net investment income                                         0.21(b)              0.01(b)
   Net realized and unrealized loss                             (1.09)               (0.36)
                                                            ---------             --------

      Total from investment operations                          (0.88)               (0.35)
                                                            ---------             --------

Less distributions to shareholders:
   From net investment income                                   (0.02)                  --
                                                            ---------             --------

      Total distributions                                       (0.02)                  --
                                                            ---------             --------
NET ASSET VALUE, END OF PERIOD                              $   18.75             $  19.65
                                                            =========             ========
TOTAL RETURN(a)                                                 (4.47)%**            (1.75)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                        $ 172,536             $ 84,844
   Net expenses to average daily net assets                      0.69%*               0.69%*
   Net investment income to average daily net assets             2.06%*               0.36%*
   Portfolio turnover rate                                         21%                  15%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                                   0.24%*               0.65%*

*    Annualized
**   Not annualized.
(a) The total return would have been lower had certain expenses not been reimbursed during the period shown.
(b)  Computed using average shares outstanding throughout the period.

14            See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO International Growth Fund (the "Fund"), which commenced operations on November 30, 2001, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks a high total return through investing primarily in equity securities of non-U.S. issuers. The Fund's benchmark is the Salomon Smith Barney PMI Growth EPAC.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2002.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2002 there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premuims paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2002 there were no open purchased option contracts.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2002.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in the price of the security or index underlying these transactions. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreements. The Fund earns interest on cash set aside for collateral. At August 31, 2002, there were no open swap agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

      Income dividends and capital gain distrbutions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      The Fund has elected to defer to March 1, 2002 post-October capital losses of $255,460.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of the Fund at the annual rate of .15%.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002, was $998. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002 aggregated $120,204,350 and $24,091,567 respectively.

      At August 31, 2002 the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $181,193,661      $4,022,431       $(15,319,658)    $(11,297,227)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 56.8% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the outstanding shares of the Fund. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                      Period from
                                                                                   November 30, 2001
                                                           Six Months Ended         (commencement of
                                                            August 31, 2002       operations) through
                                                              (Unaudited)          February 28, 2002
                                                        -----------------------  ----------------------
                                                         Shares       Amount      Shares      Amount
         Class III:                                     ---------  ------------  ---------  -----------
         Shares sold                                    5,231,530  $101,524,302  4,406,481  $89,877,983
         Shares issued to shareholders in reinvestment
           of distributions                                 4,988       101,756         --           --
         Shares repurchased                              (353,499)   (7,240,000)   (86,086)  (1,695,000)
                                                        ---------  ------------  ---------  -----------
         Net increase                                   4,883,019  $ 94,386,058  4,320,395  $88,182,983
                                                        =========  ============  =========  ===========

      The Fund was formed with an initial tax-free contribution of securities in-kind, which had a market value of $41,670,412 on the date of contribution.

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at February 28, 2002 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                    Net Unrealized
         Settlement                        Units                     Appreciation
            Date     Deliver/Receive    of Currency       Value     (Depreciation)
         ----------  ----------------  --------------  -----------  --------------

            Buys
          10/25/02   CAD                   1,397,554   $   894,297   $    (5,703)
           9/27/02   CHF                   3,389,437     2,260,258       217,996
           9/27/02   DKK                  38,001,169     5,013,793       218,234
           9/27/02   EUR                  27,349,647    26,795,835     2,360,753
           9/27/02   GBP                   2,676,864     4,135,250       240,856
          10/25/02   HKD                   3,119,888       400,030            30
          10/25/02   JPY                 796,205,000     6,733,183       241,435

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CURRENCY CONTRACTS -- CONTINUED

                                                                    Net Unrealized
         Settlement                        Units                    Appreciation
           Date      Deliver/Receive    of Currency      Value      (Depreciation)
         ----------  ----------------  --------------  -----------  --------------
           9/27/02   NOK                  36,390,505   $ 4,815,217   $   757,954
          10/25/02   NZD                     598,372       278,150        16,242
           9/27/02   SEK                  44,019,880     4,681,855       246,754
          10/25/02   SGD                     882,250       504,868         4,868
                                                                     -----------
                                                                     $ 4,299,419
                                                                     ===========

           Sales
          10/25/02   AUD                   6,449,829   $ 3,537,090   $   (95,198)
          10/25/02   CAD                  13,092,524     8,377,928       (40,573)
           9/27/02   DKK                   2,549,610       336,390       (37,024)
           9/27/02   EUR                   8,087,479     7,923,713      (720,175)
           9/27/02   GBP                   3,505,073     5,414,676      (351,364)
          10/25/02   HKD                  19,110,610     2,450,349        (1,195)
          10/25/02   JPY               1,935,901,300    16,371,134      (733,394)
           9/27/02   NOK                   4,088,930       541,050       (40,888)
          10/25/02   NZD                   1,969,088       915,320        (7,594)
           9/27/02   SEK                  12,988,650     1,381,443      (134,481)
          10/25/02   SGD                     866,150       495,655         4,345
                                                                     -----------
                                                                     $(2,157,541)
                                                                     ===========

      CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krona
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                           Net Unrealized
         Number of                                            Contract      Appreciation
         Contracts       Type          Expiration Date         Value       (Depreciation)
         ---------  ---------------  --------------------  --------------  --------------

           Buys
              19    DAX              September 2002          $1,734,061      $(251,067)
             107    MSCI             September 2002           2,264,926        (41,669)
              14    S&P Toronto 60   September 2002             667,333          1,365
             126    SPI 200          September 2002           5,385,991        (74,419)
               2    TSI TOPIX        September 2002             158,310         (6,916)
                                                                             ---------
                                                                             $(372,706)
                                                                             =========

           Sales
              53    FTSE 100         September 2002          $3,476,194      $ (45,379)
              15    OMX              September 2002              84,469          1,217
                                                                             ---------
                                                                             $ (44,162)
                                                                             =========

      At August 31, 2002 , the Fund had cash and/or securities to cover margin requirements of the relevant broker or exchange.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                 VALUE ($)
---------------------------------------------------------------------------------------
               COMMON STOCKS -- 94.7%
               AUSTRALIA -- 4.6%
      659,158  Australia and New Zealand Banking Group Ltd                    6,884,323
       96,719  Australian Gas Light Co Ltd                                      532,777
      671,050  Boral Ltd                                                      1,589,486
      450,834  Caltex Australia Ltd*                                            432,115
      341,504  Coca Cola Amatil Ltd                                           1,190,784
      534,184  CSR Ltd                                                        1,933,257
    1,655,325  General Property Trust Units                                   2,507,548
    2,251,433  Goodman Fielder Ltd                                            2,033,931
      168,967  Jupiters Ltd                                                     522,153
       91,186  Leighton Holdings Ltd                                            559,058
      916,718  National Australia Bank Ltd                                   17,497,353
        1,200  National Australia Bank Ltd ADR                                  114,888
      406,141  Orica Ltd                                                      2,149,976
      215,230  PaperlinX Ltd                                                    608,210
    1,989,770  Qantas Airways Ltd                                             4,581,551
      831,485  Santos Ltd                                                     2,945,091
      803,581  Schroders Property                                             1,124,338
      214,213  St. George Bank Ltd                                            2,265,585
      238,587  Suncorp-Metway Ltd                                             1,648,078
      124,829  TABCORP Holdings Ltd                                             880,154
    1,311,432  Westfield Trust Units                                          2,362,256
      144,243  Westpac Banking Corp                                           1,201,379
      443,671  Woodside Petroleum Ltd                                         3,189,370
                                                                        ---------------
                                                                             58,753,661
                                                                        ---------------
               AUSTRIA -- 4.5%
      152,804  Austrian Airlines*                                             1,026,506
       17,385  Bau Holdings AG                                                  652,995
      153,537  Boehler Uddeholm (Bearer)                                      6,745,703
       79,010  Brau Union AG                                                  3,873,480
       10,345  EA-Generali AG                                                 1,488,626
      163,176  Erste Bank Der Oesterreichischen Sparkassen AG                10,933,024
       86,357  Flughafen Wien AG                                              2,709,243
       53,259  Mayr-Melnhof Karton AG (Bearer)                                3,316,675
       45,154  Oesterreichische Brau Beteiligungs AG                          2,333,689
      128,645  OMV AG                                                        11,480,756
      176,031  RHI AG*                                                        1,312,015
      309,099  Telekom Austria AG*                                            2,600,884

              See accompanying notes to the financial statements.              1

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                 VALUE ($)
---------------------------------------------------------------------------------------
               AUSTRIA -- CONTINUED
       81,913  VA Technologie AG (Bearer)                                     1,646,808
      219,353  Voest-Alpine Stahl AG                                          6,333,118
       91,276  Wienerberger Baustoffindustrie AG                              1,373,150
                                                                        ---------------
                                                                             57,826,672
                                                                        ---------------
               BELGIUM -- 2.5%
      149,631  Almanij NV                                                     5,774,342
       23,648  Bekaert SA                                                     1,092,092
       36,341  Delhaize-Le Lion                                               1,087,365
       32,885  Electrabel SA                                                  7,617,525
      135,425  Fortis B                                                       2,415,837
      290,195  Kredietbank NPV                                               10,490,144
       45,210  Solvay Et Cie                                                  3,128,007
                                                                        ---------------
                                                                             31,605,312
                                                                        ---------------
               CANADA -- 1.8%
      149,300  Bank of Montreal                                               3,579,372
      144,300  Bank of Nova Scotia                                            4,347,500
       26,300  Canadian Natural Resources                                       871,609
       79,000  EnCana Corp                                                    2,318,346
       47,500  Investors Group Inc                                              791,667
       27,400  Magna International Inc                                        1,737,441
      138,600  National Bank of Canada                                        2,615,631
       14,900  Precision Drilling Corp*                                         481,671
       75,300  Quebecor Inc                                                     831,679
       91,600  Royal Bank of Canada                                           3,288,205
       26,500  Shell Canada Ltd                                                 845,112
       38,000  Talisman Energy Inc                                            1,577,731
                                                                        ---------------
                                                                             23,285,964
                                                                        ---------------
               DENMARK -- 0.1%
       35,650  Topdanmark A/S*                                                  936,987
                                                                        ---------------
               FINLAND -- 1.0%
       53,700  Finnair Class A                                                  234,353
      431,800  Fortum Oyj                                                     2,447,635
       26,776  Instrumentarium Oyj                                              622,081
      121,400  Kesko Oyj                                                      1,308,436
       23,400  Metra AB Class A                                                 344,226

2             See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                 VALUE ($)
---------------------------------------------------------------------------------------
               FINLAND -- CONTINUED
       43,554  Rautaruukki Oyj                                                  182,386
      318,800  Sampo Oyj                                                      2,238,554
      271,600  Sonera Oyj*                                                    1,201,275
       38,100  Stockmann AB Class A                                             519,369
       18,250  Stockmann AB Class B                                             252,359
      162,500  Stora Enso Oyj                                                 1,794,436
       65,100  UPM-Kymmene Oyj                                                2,074,916
                                                                        ---------------
                                                                             13,220,026
                                                                        ---------------
               FRANCE -- 5.0%
       58,411  Air France                                                       783,641
       38,037  Assurances Generales de France (Bearer)                        1,495,473
      428,453  BNP Paribas                                                   19,983,944
       35,533  Bongrain SA                                                    1,567,776
      216,024  Cie de Saint-Gobain                                            6,461,569
       76,731  Credit Agricole SA                                             1,647,977
        5,470  Fromageries Bel                                                  627,102
        9,988  Imetal                                                         1,303,745
       54,979  Michelin SA Class B                                            1,968,004
       25,141  Pernod Ricard                                                  2,198,063
          183  Remy Cointreau SA                                                  5,452
       49,197  Renault SA                                                     2,378,602
        4,557  Skis Rossignol                                                    47,372
       88,620  Societe Eurafrance SA                                          4,058,680
      278,267  Societe Generale Class A                                      16,496,590
       15,435  Total Fina Elf SA                                              2,200,935
                                                                        ---------------
                                                                             63,224,925
                                                                        ---------------
               GERMANY -- 7.9%
       36,200  Adidas Salomon AG                                              2,580,947
      338,535  AGIV AG*                                                         697,203
      167,700  Bankgesellschaft Berlin AG*                                      353,596
       80,000  BASF AG                                                        3,306,920
        1,300  BASF AG ADR                                                       53,625
       46,250  Bayer AG                                                       1,097,648
       49,100  Bayerische Motoren Werke AG                                    1,849,051
      166,280  Berliner Kraft & Licht AG Class A                              2,522,705
      142,400  Commerzbank AG                                                 1,551,530
      173,556  Continental AG*                                                2,816,915

              See accompanying notes to the financial statements.              3

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                 VALUE ($)
---------------------------------------------------------------------------------------
               GERMANY -- CONTINUED
      732,650  DaimlerChrysler AG                                            31,542,583
       56,830  Degussa AG                                                     1,688,715
       42,800  Douglas Holdings AG                                              986,388
      404,740  E. On AG                                                      20,759,361
       12,700  Gehe AG                                                          557,979
       59,297  Heidelberg Port-Zement                                         2,593,605
       31,100  Linde AG                                                       1,296,240
       77,650  MAN AG                                                         1,553,488
      110,850  RWE AG                                                         4,060,341
       84,600  Schwarz Pharma AG                                              1,252,805
      132,000  Siemens AG                                                     6,239,606
       49,723  Sudzucker AG                                                     824,101
      417,908  Thyssen Krupp AG                                               5,491,888
      111,400  Volkswagen AG                                                  5,101,974
                                                                        ---------------
                                                                            100,779,214
                                                                        ---------------
               HONG KONG -- 2.6%
      661,000  Cathay Pacific Airways                                         1,025,404
      457,000  Cheung Kong Infrastructure Holdings Ltd                          796,826
    1,310,122  Chinese Estates Holdings Ltd*                                    136,052
    1,297,098  CLP Holdings Ltd                                               5,221,684
      623,409  Great Eagle Holdings Ltd                                         555,477
      170,000  Guoco Group                                                      967,699
    2,153,511  Hang Lung Development Co Ltd                                   1,946,455
      759,815  Henderson Land Development Co Ltd                              2,488,897
    1,083,500  Hong Kong Aircraft Engineering Co Ltd                          2,708,767
    1,903,969  Hong Kong Electric Holdings Ltd                                7,420,645
      622,700  Hong Kong Ferry Co Ltd                                           463,036
      726,000  Hong Kong Land Holdings                                        1,009,140
      641,362  Jardine Matheson Holdings Ltd                                  3,719,900
    2,089,862  Mandarin Oriental ADR                                            982,235
      468,500  Swire Pacific Ltd Class A                                      2,120,276
      210,961  Wheelock and Co Ltd                                              148,755
      291,200  Yue Yuen Industrial Holdings                                     910,939
                                                                        ---------------
                                                                             32,622,187
                                                                        ---------------
               IRELAND -- 1.4%
      680,415  Allied Irish Banks Plc                                         8,808,135
      503,363  Bank of Ireland                                                5,884,285

4             See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                 VALUE ($)
---------------------------------------------------------------------------------------
               IRELAND -- CONTINUED
      263,417  Irish Life & Permanent Plc                                     3,409,996
                                                                        ---------------
                                                                             18,102,416
                                                                        ---------------
               ITALY -- 2.4%
      171,235  Autostrade Concessioni e Costruzioni Autostrade SPA            1,467,710
      186,458  Banca Popolare di Bergamo Credit                               3,616,958
    1,069,100  Banca Popolare di Milano*                                      4,204,350
      822,132  ENI-Ente Nazionale Idrocarburi SPA                            12,448,729
      134,676  Fiat SPA (Savings Shares)                                        957,556
      588,000  Grassetto SPA(a)*                                                  5,767
      258,850  IFIL Finanziaria di Partecipazioni SPA                         1,104,266
      361,425  IFIL Finanziaria di Partecipazioni SPA (Savings Shares)        1,134,238
      118,216  Italcementi SPA                                                  575,035
       29,437  Italmobiliare SPA                                              1,014,741
       27,500  Natuzzi SPA ADR                                                  327,800
      893,691  Parmalat Finanziaria SPA                                       2,594,271
      115,000  Saipem Spa                                                       704,878
      982,472  SMI (Societa Metallurgica Italy)                                 501,025
                                                                        ---------------
                                                                             30,657,324
                                                                        ---------------
               JAPAN -- 20.9%
       78,200  Acom Co Ltd                                                    4,610,281
      159,000  Alps Electric Co Ltd                                           1,827,833
      480,000  Ashikaga Bank Ltd*                                               534,390
       42,600  Autobacs Seven                                                 1,203,644
       72,000  Best Denki Co Ltd                                                224,687
      325,000  Bridgestone Corp                                               4,180,197
      489,000  Brother Industries Ltd                                         2,977,759
       88,000  Canon Inc                                                      3,013,368
      244,000  Canon Sales Co Inc                                             1,749,251
      704,000  Chiba Bank                                                     2,351,318
      240,100  Chubu Electric Power Co Inc                                    4,495,610
       53,000  Chudenko Corp                                                    666,942
      192,700  Chugoku Electric Power Co Inc                                  2,745,079
    1,493,000  Cosmo Oil Co Ltd                                               2,304,382
      391,000  Daicel Chemical Industries Ltd                                 1,104,753
      425,000  Daido Steel Co Ltd                                               745,583
      145,000  Daiichi Pharmaceuticals Co Ltd                                 2,341,964
      306,000  Dainippon Printing Co Ltd                                      3,517,716

              See accompanying notes to the financial statements.              5

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                 VALUE ($)
---------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
      101,000  Daio Paper Corp                                                  726,631
    5,079,000  Daiwa Bank Holdings Inc*                                       3,726,842
      931,000  Daiwa House Industry Co Ltd                                    5,418,041
      192,000  Daiwa Kosho Lease Co Ltd                                         467,996
       36,000  Eisai Co Ltd                                                     935,183
      271,000  Ezaki Glico Co Ltd                                             1,483,397
       50,500  FamilyMart                                                     1,218,150
      401,000  Fuji Heavy Industries Ltd                                      1,586,210
       53,400  Fuji Photo Film Co Ltd                                         1,630,397
      208,000  Fukuyama Transporting Co Ltd                                     724,531
      384,000  General Sekiyu (KK)                                            2,429,047
      155,000  Gunze Ltd                                                        622,275
       38,200  Heiwa Corp                                                       708,810
      289,000  Hino Motors                                                      716,620
       66,300  Hitachi Chemical Co Ltd                                          566,456
      165,000  Hitachi Metals Ltd                                               477,333
      203,300  Hokkaido Electric Power                                        2,762,335
      101,000  Hokuriku Bank*                                                   129,482
      300,100  Honda Motor Co Ltd                                            12,706,127
      209,000  House Foods Corp                                               1,910,817
    1,134,000  Itochu Corp                                                    3,031,907
      184,000  Itoham Foods Inc                                                 521,435
       29,000  Japan Airport Terminal Co Ltd                                    210,593
    2,463,000  Japan Energy Co Ltd                                            2,949,825
      199,000  Japan Securities Finance Co                                      703,251
          674  Japan Tobacco Inc                                              4,576,140
      909,000  Kajima Corp                                                    2,576,005
      293,000  Kamigumi Co Ltd                                                1,351,756
      242,000  Kandenko Co                                                      828,676
      255,100  Kansai Electric Power                                          3,980,390
    2,117,000  Kawasaki Heavy Industries Ltd*                                 2,231,898
      159,000  Kinden Corp                                                      677,223
      159,000  Kissei Pharmaceutical Co Ltd                                   1,897,567
    3,188,000  Kobe Steel Ltd*                                                1,828,398
      106,000  Kokusai Electric                                                 389,795
      456,000  Komatsu Ltd                                                    1,549,935
      666,000  Kubota Corp                                                    1,909,838
       15,900  Kyocera Corp                                                   1,103,673
      268,000  Kyushu Electric Power Co Inc                                   3,955,636
      465,000  Maeda Corp                                                     1,321,680

6             See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                 VALUE ($)
---------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
      132,000  Maeda Road Construction                                          488,745
      102,000  Makita Corp                                                      600,481
       53,000  Maruichi Steel Tube                                              607,490
      466,000  Mazda Motor Corp                                               1,245,916
      155,000  Mitsubishi Corp                                                1,037,996
      731,000  Mitsubishi Material*                                           1,152,929
    1,077,000  Mitsubishi Motors*                                             2,525,248
            1  Mitsubishi Tokyo Finance Group Inc                                 1,382
      396,000  Mitsui Petrochemical Industries Ltd                            1,780,188
      325,000  Mitsui Trust Holding Inc                                         742,841
       40,000  Mitsumi Electric Co Ltd                                          553,620
        1,183  Mizuho Holding Inc                                             2,534,323
       79,000  Nagase & Co                                                      364,467
       63,000  National House Industrial                                        223,169
      125,700  Nichiei Co Ltd (Kyoto)                                           624,445
      643,000  Nippon Express Co Ltd                                          2,988,175
      113,000  Nippon Hodo Co                                                   445,081
      812,000  Nippon Light Metal                                               664,311
      474,000  Nippon Oil Co Ltd                                              2,094,851
      845,000  Nippon Shinpan Co                                              1,346,983
      390,000  Nippon Steel Corp                                                549,319
      495,000  Nippon Suisan Kaisha Ltd                                         872,559
          314  Nippon Telegraph & Telephone Corp                              1,234,125
            1  Nippon Unipac Holding                                              2,044
      597,000  Nishimatsu Construction                                        1,706,937
      350,000  Nissan Motor Co                                                2,556,404
      290,000  Nisshin Oil Mills Ltd                                            787,585
    1,053,000  Nisshin Steel Co Ltd*                                            479,585
      206,000  Nisshinbo Industries Inc                                         955,594
    2,403,000  Nissho Iwai Corp*                                              1,459,250
    6,193,000  NKK Corp*                                                      5,484,460
      243,000  Nomura Securities Co Ltd                                       3,203,382
      590,000  Obayashi Corp                                                  1,557,542
      389,000  Okumura Corp                                                   1,292,675
      122,000  Ono Pharmaceutical Co Ltd                                      4,486,316
      843,000  Onoda Cement Co Ltd                                            1,592,645
      778,000  Orient Corp*                                                     518,382
       88,900  Promise Co                                                     4,131,396
       32,600  Rinnai Corp                                                      756,125
      155,000  Royal Co Ltd                                                   1,205,330

              See accompanying notes to the financial statements.              7

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                 VALUE ($)
---------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
       93,000  Ryosan Co                                                      1,098,132
      435,000  Sankyo Co Ltd                                                  5,873,867
      242,000  Sanwa Shutter Corp                                               740,910
      346,000  Seino Transportation Co Ltd                                    2,042,761
      895,000  Sekisui Chemical                                               2,657,108
      366,000  Sekisui House Ltd                                              2,676,355
       69,000  Sharp Corp                                                       733,269
      294,400  Shikoku Electric Power                                         4,236,043
      562,000  Shimizu Corp                                                   1,720,626
      141,000  Shiseido Co Ltd                                                1,859,942
      252,000  Showa Shell Sekiyu                                             1,530,300
      167,600  Sony Corp                                                      7,308,160
      236,000  Sumitomo Chemical Co Ltd                                         943,482
      158,000  Sumitomo Forestry Co Ltd                                         932,822
    3,277,000  Sumitomo Metal Industries*                                     1,354,304
      320,000  Sumitomo Realty and Development Co Ltd                         1,692,236
      366,000  Suzuki Motor Corp                                              3,951,250
    1,253,000  Taisei Corp                                                    2,652,579
      223,000  Taisho Pharmaceutical Co Ltd                                   3,581,091
      115,000  Takeda Chemical Industries Ltd                                 4,859,360
      102,890  Takefuji Corp                                                  7,020,454
      123,000  Takuma Corp                                                      927,441
       39,500  TDK Corp                                                       1,805,676
       21,000  Teikoku Oil Co Ltd                                                83,068
      197,000  Toagosei Co Ltd                                                  264,184
      528,700  Tohoku Electric Power Co Inc                                   7,549,354
      407,000  Tokyo Electric Co Ltd*                                           916,535
      123,900  Tokyo Electric Power                                           2,555,016
      211,000  Tokyo Ink Manufacturing Co Ltd                                   594,391
      105,600  Tokyo Steel Manufacturing Co                                     364,276
      220,000  Tomen Corp*                                                      155,864
      423,000  Toppan Printing Co Ltd                                         3,803,129
    1,360,000  Toshiba Corp*                                                  4,645,553
      123,000  Toyo Seikan Kaisha                                             1,421,246
       60,000  Toyo Suisan Kaisha                                               610,804
      155,000  Victor Co of Japan Ltd*                                        1,000,084
      108,000  Wacoal Corp                                                      891,764
       76,000  Yamaha Corp                                                      729,456
      179,000  Yamazaki Baking Co Ltd                                           955,653

8             See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                 VALUE ($)
---------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
    4,161,000  Yasuda Trust & Banking*                                        2,035,491
                                                                        ---------------
                                                                            266,765,390
                                                                        ---------------
               LUXEMBOURG -- 0.1%
       98,642  Arcelor*                                                       1,199,554
                                                                        ---------------
               MALAYSIA -- 0.0%
      511,000  MBF Holdings Berhad(a)                                             6,724
      751,000  Promet Berhad(a)*                                                  1,976
      234,000  Saship Holdings(a)*                                                  616
       36,540  Silverstone(a)*                                                       96
                                                                        ---------------
                                                                                  9,412
                                                                        ---------------
               NETHERLANDS -- 4.1%
    1,008,333  ABN Amro Holdings NV                                          16,435,056
       87,327  Buhrmann NV                                                      625,184
      133,435  DSM NV                                                         5,820,640
       48,644  European Aeronautic Defense and Space Co                         650,221
       13,872  Gamma Holdings NV                                                423,093
      151,466  KLM-Royal Dutch Airlines NV                                    1,705,270
       43,435  Koninklijke Philips Electronics NV                               868,973
       47,757  Koninklijke Volker Wessels                                     1,030,376
      317,439  Koninklijke Wessanen NV                                        2,322,391
      108,759  Numico NV                                                      2,140,665
      287,653  OCE NV                                                         2,708,172
    2,230,103  Royal KPN NV*                                                 12,225,677
       41,677  Unilever NV                                                    2,462,576
        1,400  Unilever NV NY Shares                                             82,838
       68,840  VIB NV                                                         1,687,785
       25,754  Wereldhave NV                                                  1,275,476
                                                                        ---------------
                                                                             52,464,393
                                                                        ---------------
               NEW ZEALAND -- 0.7%
      544,100  BIL International Ltd (New Zealand Exchange)*                    172,572
      475,694  Lion Nathan Ltd                                                1,356,705
    2,933,844  Telecom Corp of New Zealand                                    6,940,897
                                                                        ---------------
                                                                              8,470,174
                                                                        ---------------

              See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                 VALUE ($)
---------------------------------------------------------------------------------------
               NORWAY -- 4.1%
       88,544  Bergesen D.Y. ASA Class A                                      1,598,692
       39,450  Bergesen D.Y. ASA Class B                                        628,485
    2,369,129  Den Norske Bank Class A                                       11,983,407
       79,010  Elkem AS Class A                                               1,741,233
      361,428  Fred Olsen Energy*                                               839,704
       70,250  Frontline Ltd                                                    443,003
       31,800  Gjensidige NOR Sparebank                                       1,030,110
    2,930,504  Kvaerner ASA*                                                  1,960,828
      505,800  Merkantildata ASA*                                               268,600
      335,137  Norsk Hydro AS                                                14,237,672
      236,964  Norske Skogindustrier AS Class A                               3,429,063
      208,054  Orkla ASA                                                      3,673,621
      109,750  Smedvig A/S Class A                                              623,613
      972,833  Statoil ASA                                                    8,265,800
      235,500  Storebrand*                                                      928,569
      284,542  Tandberg Data ASA*                                               109,550
                                                                        ---------------
                                                                             51,761,950
                                                                        ---------------
               PORTUGAL -- 0.2%
       43,637  Banco Espirito Santo e Commercial de Lisboa
                 (Registered)                                                   483,153
      906,967  Electricidade de Portugal SA                                   1,485,402
       99,076  Telecel-Comunicacoes Pessoai                                     757,878
                                                                        ---------------
                                                                              2,726,433
                                                                        ---------------
               SINGAPORE -- 2.3%
      284,457  BIL International Ltd (Singapore Exchange)*                       85,119
       90,000  Cerebos Pacific Ltd                                               96,694
    4,197,500  Comfort Group                                                  1,751,107
      150,800  Creative Technology Ltd                                        1,232,357
      491,000  DBS Group Holdings Ltd                                         3,339,086
      149,000  Fraser & Neave Ltd                                               655,656
      917,767  Haw Par Brothers International Ltd                             2,255,278
    1,075,104  Hotel Properties Ltd                                             632,830
    2,109,911  Jardine Strategic Holdings Ltd                                 5,738,958
    1,054,000  Keppel Corp Ltd                                                2,662,331
      400,000  Singapore Airlines Ltd (Registered)                            2,651,656
      179,000  Singapore Land Ltd                                               329,388
    2,732,000  Singapore Telecom                                              2,295,077
    2,053,201  Straits Trading Co Ltd                                         1,947,775

10            See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                 VALUE ($)
---------------------------------------------------------------------------------------
               SINGAPORE -- CONTINUED
    1,499,960  United Industrial Corp Ltd                                       540,032
      375,000  United Overseas Bank                                           2,828,814
                                                                        ---------------
                                                                             29,042,158
                                                                        ---------------
               SPAIN -- 2.2%
       48,419  Banco Popular Espanol                                          1,922,648
      158,449  Compania Espanola de Petroleos                                 2,686,709
      467,917  Endesa SA                                                      5,552,523
        5,800  Endesa SA ADR                                                     68,440
       62,053  Gas Natural SDG SA                                             1,123,390
      119,985  Iberdrola SA                                                   1,547,351
    1,017,955  Repsol YPF SA                                                 13,277,503
        3,200  Repsol YPF SA ADR                                                 41,792
       69,308  Tabacalera SA Class A                                          1,562,638
                                                                        ---------------
                                                                             27,782,994
                                                                        ---------------
               SWEDEN -- 2.0%
      157,900  Electrolux AB                                                  2,716,498
       61,000  Foreningssparbanken AB Class A                                   662,803
      369,632  Gambro AB Class A                                              1,893,954
      285,780  Gambro AB Class B                                              1,461,261
      111,900  Mo Och Domsjo AB Class B                                       2,407,887
      354,300  Nordbanken Holdings AB                                         1,664,426
       67,100  Sandvik AB                                                     1,558,238
      114,317  SAS AB*                                                          858,528
      330,500  Skandinaviska Enskilda Banken Class A                          3,062,989
       88,200  SKF AB Class B                                                 2,085,817
       92,500  Svenska Cellulosa Class B                                      3,158,090
      112,000  Svenska Handelsbanken Class A                                  1,556,981
       37,700  Svenska Kullagerfabriken AB                                      895,573
       89,100  Trelleborg AB Class B                                            802,027
       56,700  Volvo AB Class A                                                 896,942
                                                                        ---------------
                                                                             25,682,014
                                                                        ---------------
               SWITZERLAND -- 5.2%
      220,701  ABB Ltd*                                                       1,205,976
        3,584  Banque Cantonale Vaudoise (Bearer)*                              326,600
       15,522  BK Vision AG (Bearer)*                                         1,680,822
        9,399  Ciba Specialty Chemicals AG                                      673,303

              See accompanying notes to the financial statements.             11

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                 VALUE ($)
---------------------------------------------------------------------------------------
               SWITZERLAND -- CONTINUED
        6,591  Merkur Holding AG (Registered)                                 1,317,629
       31,135  Micronas Semiconductor Hold*                                     798,786
        1,282  Pargesa Holdings SA (Bearer)                                   2,152,827
       12,061  Pharma Vision 2000 AG*                                         1,022,732
       60,725  Roche Holding AG (Bearer)                                      7,223,145
      381,881  Roche Holding AG (Genusschein)                                27,419,903
        7,715  SIG Holding AG                                                   897,123
        2,035  Sika Finanz AG (Bearer)                                          514,632
       12,679  Sulzer Medica AG*                                              1,865,118
       23,000  Swiss Reinsurance Co                                           1,624,629
       57,630  Swisscom AG                                                   15,303,738
       21,834  Zurich Financial Services AG                                   2,160,630
                                                                        ---------------
                                                                             66,187,593
                                                                        ---------------
               UNITED KINGDOM -- 19.1%
    1,539,738  Abbey National Plc                                            17,768,383
        1,200  Abbey National Plc ADR                                            27,000
      301,563  Alliance & Leicester Plc                                       4,060,776
       71,135  Allied Domecq Plc                                                450,058
      840,748  Associated British Food                                        7,738,291
      492,063  AWG Plc*                                                       3,748,773
      174,929  BAA PLC                                                        1,501,817
    1,638,084  Barclays Plc                                                  11,757,538
      225,035  Barratt Development                                            1,461,178
      298,648  Billiton Plc                                                   1,409,035
      883,796  Boots Co                                                       7,491,949
      409,705  BPB Industries Plc                                             1,971,033
      589,055  British American Tobacco                                       6,843,181
      229,372  British Energy Plc                                               299,819
      511,082  British Energy Plc (Deferred Shares)(a)*                              --
    3,706,116  BT Group Plc                                                  11,465,982
        1,300  BT Group Plc ADR                                                  40,638
    1,239,927  BTR Siebe Plc                                                  1,476,893
      505,481  Coats Viyella                                                    435,925
      431,821  Diageo Plc                                                     5,223,634
        1,600  Diageo Plc ADR                                                    77,296
      132,195  Gallaher Group Plc                                             1,349,650
      194,365  Great Portland Estates Plc                                       658,452
      800,659  Great Universal Stores Plc                                     6,205,082
      179,792  Hanson Plc                                                     1,098,575

12            See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                 VALUE ($)
---------------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
    1,296,413  HBOS Plc                                                      14,519,250
      403,310  Imperial Tobacco Group Plc                                     6,725,429
      184,559  Inchcape Plc                                                   2,319,641
    1,922,941  Kingfisher Plc                                                 6,328,456
      215,470  Ladbroke Group                                                   636,623
      341,309  Land Securities                                                4,213,208
      941,568  Lattice Group Plc                                              2,505,200
    1,585,582  Lloyds TSB Group Plc                                          13,710,799
      473,314  Marks & Spencer Group Plc                                      2,507,680
      316,451  National Power*                                                  641,269
      139,259  Next Plc                                                       1,815,988
      690,699  Northern Foods Plc                                             1,690,810
      520,188  Northern Rock Plc                                              5,809,781
      163,786  Premier Farnell Plc                                              487,719
      526,032  Rank Group Plc                                                 2,160,424
      514,033  Rentokil Initial Plc                                           1,894,463
      127,001  Rexam Plc                                                        876,202
      170,903  RMC Group                                                      1,386,620
      591,233  Rolls-Royce                                                    1,287,269
      808,260  Royal & Sun Alliance Insurance Group                           1,556,620
      241,780  Royal Bank of Scotland Group                                   5,770,966
      819,040  Sainsbury (J)                                                  4,009,969
      613,463  Scottish & Newcastle Plc                                       5,224,057
      701,296  Scottish Hydro-Electric Plc                                    7,268,393
    1,461,906  Scottish Power Plc                                             8,322,034
        2,650  Scottish Power Plc ADR                                            60,341
      302,590  Severn Trent Plc                                               3,143,134
      828,004  Six Continents Plc                                             7,774,695
    1,092,180  Somerfield Plc                                                 1,778,192
      245,139  Southwest Water                                                2,571,013
      840,619  Stagecoach Holdings Plc                                          435,618
      474,454  Tate & Lyle                                                    2,693,534
      864,575  Taylor Woodrow Plc                                             2,300,347
      164,683  Tomkins Plc                                                      616,490
       45,173  Transport Development Group Plc                                  141,503
       96,661  Travis Perkins Plc                                             1,540,106
      714,335  United Utilities                                               6,917,330
      723,310  Viglen Technology Plc (Entitlement Letters)(a)*                       --
      316,054  Whitebread Plc                                                 2,591,191
      206,745  Wilson (Connolly) Holdings                                       534,089

              See accompanying notes to the financial statements.             13

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                 VALUE ($)
---------------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
      601,731  Wimpey (George)                                                2,659,812
      442,349  Wolseley                                                       4,030,348
      195,014  WPP Group Plc                                                  1,435,936
      524,165  Yorkshire Water                                                3,141,970
                                                                        ---------------
                                                                            242,595,477
                                                                        ---------------

               TOTAL COMMON STOCKS (COST $1,347,698,464)                  1,205,702,230
                                                                        ---------------
               PREFERRED STOCKS -- 0.8%
               GERMANY -- 0.5%
       89,446  RWE AG 4.35%                                                   2,543,871
        9,000  Villeroy & Boch AG (Non Voting) 5.78%                             89,145
      124,950  Volkswagen AG 5.30%                                            3,994,754
                                                                        ---------------
                                                                              6,627,770
                                                                        ---------------
               ITALY -- 0.3%
      135,802  Fiat SPA 4.95%                                                   982,876
       86,700  IFI Istituto Finanziario Industries 4.82%                      1,363,828
       88,449  Societa Assicuratrice Industriale SPA (SAI) 8.00%                539,535
                                                                        ---------------
                                                                              2,886,239
                                                                        ---------------

               TOTAL PREFERRED STOCKS (COST $12,406,430)                      9,514,009
                                                                        ---------------
               RIGHTS AND WARRANTS -- 0.1%
               FRANCE -- 0.0%
       42,538  Cap Gemini SA Warrants, Expires 3/31/03*                             834
    1,252,228  Eurotunnel SA Paris Warrants, Expires 10/31/03*                   24,561
                                                                        ---------------
                                                                                 25,395
                                                                        ---------------
               ITALY -- 0.1%
      274,456  Banca Intesa SPA Warrants, Expires 11/15/02*                   1,092,786
                                                                        ---------------
               UNITED KINGDOM -- 0.0%
    2,311,000  Eurotunnel SA Warrants, Expires 10/31/03*                          2,681
                                                                        ---------------

               TOTAL RIGHTS AND WARRANTS (COST $805,909)                      1,120,862
                                                                        ---------------

              See accompanying notes to the financial statements.
14

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                 VALUE ($)
---------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 11.9%
               CASH EQUIVALENTS -- 11.2%
  100,787,719  The Boston Global Investment Trust(b)                        100,787,719
$  41,700,000  Wachovia Bank Time Deposit, 1.81%, due 9/03/02                41,700,000
                                                                        ---------------
                                                                            142,487,719
                                                                        ---------------
               U.S. GOVERNMENT -- 0.7%
$   9,000,000  U.S. Treasury Bill, 1.61%, due 11/14/02(c)                     8,970,300
                                                                        ---------------

               TOTAL SHORT-TERM INVESTMENTS (COST $151,453,964)             151,458,019
                                                                        ---------------
               TOTAL INVESTMENTS -- 107.5%
               (Cost $1,512,364,767)                                      1,367,795,120

               Other Assets and Liabilities (net) -- (7.5%)                 (95,148,204)
                                                                        ---------------
               TOTAL NET ASSETS -- 100.0%                               $ 1,272,646,916
                                                                        ===============

               NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

*    Non-income producing security.

(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(b)  Represents investment of security lending collateral (Note 1).

(c) All or a portion of this security is held as collateral for open futures contracts (Note 6).

              See accompanying notes to the financial statements.             15

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

At August 31, 2002, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
--------------------------------------------------------------------
Banks                                                          20.8%
Consumer Discretionary                                         14.6
Utilities                                                      10.8
Industrials                                                    10.6
Consumer Staples                                                8.2
Materials                                                       7.9
Energy                                                          6.5
Health Care                                                     5.4
Diversified Financials                                          5.3
Telecommunication Services                                      4.3
Information Technology                                          2.2
Real Estate                                                     2.1
Insurance                                                       1.3
                                                              -----
                                                              100.0%
                                                              =====

16            See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $93,256,338 (cost $1,512,364,767) (Note 1)                $1,367,795,120
   Cash                                                               72,595
   Foreign currency, at value (cost $1,601,512) (Note 1)           1,605,126
   Receivable for Fund shares sold                                   126,471
   Dividends and interest receivable                               3,809,389
   Foreign taxes receivable                                        1,167,137
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                               54,025,949
   Receivable for expenses reimbursed by Manager (Note 2)            110,112
                                                              --------------

      Total assets                                             1,428,711,899
                                                              --------------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)             100,787,719
   Payable for Fund shares repurchased                            14,583,895
   Payable to affiliate for (Note 2):
      Management fee                                                 589,203
      Shareholder service fee                                        150,421
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                               39,647,196
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                    9,415
   Accrued expenses                                                  297,134
                                                              --------------

      Total liabilities                                          156,064,983
                                                              --------------
NET ASSETS                                                    $1,272,646,916
                                                              ==============
NET ASSETS CONSIST OF:
   Paid-in capital                                            $1,542,140,190
   Accumulated undistributed net investment income                14,717,805
   Accumulated net realized loss                                (151,023,071)
   Net unrealized depreciation                                  (133,188,008)
                                                              --------------
                                                              $1,272,646,916
                                                              ==============
NET ASSETS ATTRIBUTABLE TO:
   Class II shares                                            $   53,019,827
                                                              ==============
   Class III shares                                           $  912,381,593
                                                              ==============
   Class IV shares                                            $  307,245,496
                                                              ==============
SHARES OUTSTANDING:
   Class II                                                        2,951,839
                                                              ==============
   Class III                                                      50,531,738
                                                              ==============
   Class IV                                                       17,017,461
                                                              ==============
NET ASSET VALUE PER SHARE:
   Class II                                                   $        17.96
                                                              ==============
   Class III                                                  $        18.06
                                                              ==============
   Class IV                                                   $        18.05
                                                              ==============

              See accompanying notes to the financial statements.             17

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $3,479,707)         $26,013,084
   Interest (including securities lending income of
    $570,919)                                                   1,088,688
                                                              -----------

         Total income                                          27,101,772
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                      3,725,592
   Custodian fees                                                 572,332
   Audit fees                                                      36,432
   Legal fees                                                      30,832
   Transfer agent fees                                             27,140
   Trustees fees (Note 2)                                          12,592
   Registration fees                                                7,636
   Miscellaneous                                                   11,406
   Fees reimbursed by Manager (Note 2)                           (684,020)
                                                              -----------
                                                                3,739,942
   Shareholder service fee (Note 2) - Class II                     57,536
   Shareholder service fee (Note 2) - Class III                   761,776
   Shareholder service fee (Note 2) - Class IV                    140,329
                                                              -----------
      Net expenses                                              4,699,583
                                                              -----------

         Net investment income                                 22,402,189
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                             (19,769,940)
      Closed futures contracts                                 (3,736,850)
      Foreign currency, forward contracts and foreign
      currency related transactions                             2,361,205
                                                              -----------

         Net realized loss                                    (21,145,585)
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              39,068,277
      Open futures contracts                                   (2,896,060)
      Foreign currency, forward contracts and foreign
      currency related transactions                            13,028,621
                                                              -----------

         Net unrealized gain                                   49,200,838
                                                              -----------

      Net realized and unrealized gain                         28,055,253
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $50,457,442
                                                              ===========

18            See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   22,402,189    $   32,221,106
   Net realized loss                                         (21,145,585)     (103,502,172)
   Change in net unrealized appreciation (depreciation)       49,200,838       (84,795,934)
                                                          --------------    --------------

   Net increase (decrease) in net assets from
    operations                                                50,457,442      (156,077,000)
                                                          --------------    --------------

Distributions to shareholders from:
   Net investment income
      Class II                                                  (278,869)       (1,302,950)
      Class III                                               (5,303,073)      (45,392,797)
      Class IV                                                (1,925,757)       (9,503,029)
                                                          --------------    --------------
      Total distributions from net investment income          (7,507,699)      (56,198,776)
                                                          --------------    --------------

                                                              (7,507,699)      (56,198,776)
                                                          --------------    --------------
   Net share transactions: (Note 5)
      Class II                                                10,147,695        29,909,052
      Class III                                             (180,588,419)      (50,856,645)
      Class IV                                                55,959,432       125,957,168
                                                          --------------    --------------
   Increase (decrease) in net assets resulting from net
    share transactions                                      (114,481,292)      105,009,575
                                                          --------------    --------------

      Total decrease in net assets                           (71,531,549)     (107,266,201)
NET ASSETS:
   Beginning of period                                     1,344,178,465     1,451,444,666
                                                          --------------    --------------
   End of period (including accumulated undistributed
    net investment income of $14,717,805 and
    overdistributed net investment income of $176,685,
    respectively)                                         $1,272,646,916    $1,344,178,465
                                                          ==============    ==============

              See accompanying notes to the financial statements.             19

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS II SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ---------------------------------------------------------------
                                            (UNAUDITED)        2002         2001         2000         1999         1998
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 17.41         $ 20.30      $ 20.85      $ 20.33      $ 23.16      $ 24.36
                                              -------         -------      -------      -------      -------      -------

Income from investment operations:
   Net investment income(b)                      0.30            0.28         0.40         0.41         0.39         0.52
   Net realized and unrealized gain
     (loss)                                      0.35           (2.44)        1.11         1.33        (0.46)        1.94
                                              -------         -------      -------      -------      -------      -------

      Total from investment operations           0.65           (2.16)        1.51         1.74        (0.07)        2.46
                                              -------         -------      -------      -------      -------      -------

Less distributions to shareholders:
   From net investment income                   (0.10)          (0.73)       (0.22)       (0.56)       (0.48)       (0.74)
   From net realized gains                         --              --        (1.84)       (0.66)       (2.28)       (2.92)
                                              -------         -------      -------      -------      -------      -------

      Total distributions                       (0.10)          (0.73)       (2.06)       (1.22)       (2.76)       (3.66)
                                              -------         -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                $ 17.96         $ 17.41      $ 20.30      $ 20.85      $ 20.33      $ 23.16
                                              =======         =======      =======      =======      =======      =======
TOTAL RETURN(a)                                  3.70%**       (10.71)%       7.25%        8.09%       (0.76)%      11.60%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $53,020         $42,495      $15,284      $21,162      $18,295      $12,500
   Net expenses to average daily net
     assets                                      0.76%*          0.76%        0.76%        0.76%        0.76%        0.76%
   Net investment income to average
     daily net assets                            3.14%*          1.56%        1.88%        1.84%        1.71%        2.14%
   Portfolio turnover rate                         18%             51%          31%          53%          60%          68%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.10%*          0.10%        0.08%        0.09%        0.28%        0.30%

*    Annualized.
**   Not Annualized.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)  Computed using average shares outstanding throughout the period.

20            See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                      SIX MONTHS ENDED                         YEAR ENDED FEBRUARY 28/29,
                                      AUGUST 31, 2002   -------------------------------------------------------------------------
                                        (UNAUDITED)         2002           2001           2000           1999           1998
                                      ----------------  -------------  -------------  -------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD      $  17.50       $    20.37     $    20.91     $    20.38     $    23.20     $    24.37
                                          --------       ----------     ----------     ----------     ----------     ----------

Income from investment operations:
   Net investment income(b)                   0.31             0.44           0.44           0.47           0.42           0.54
   Net realized and unrealized gain
     (loss)                                   0.35            (2.59)          1.09           1.28          (0.47)          1.96
                                          --------       ----------     ----------     ----------     ----------     ----------

      Total from investment
        operations                            0.66            (2.15)          1.53           1.75          (0.05)          2.50
                                          --------       ----------     ----------     ----------     ----------     ----------

Less distributions to shareholders:
   From net investment income                (0.10)           (0.72)         (0.23)         (0.56)         (0.49)         (0.75)
   From net realized gains                      --               --          (1.84)         (0.66)         (2.28)         (2.92)
                                          --------       ----------     ----------     ----------     ----------     ----------

      Total distributions                    (0.10)           (0.72)         (2.07)         (1.22)         (2.77)         (3.67)
                                          --------       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD            $  18.06       $    17.50     $    20.37     $    20.91     $    20.38     $    23.20
                                          ========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN(a)                               3.74%**        (10.60)%         7.32%          8.20%         (0.68)%        11.71%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)      $912,382       $1,053,104     $1,280,603     $1,799,929     $1,998,447     $3,046,510
   Net expenses to average daily net
     assets                                   0.69%*           0.69%          0.69%          0.69%          0.69%          0.69%
   Net investment income to average
     daily net assets                         3.26%*           2.37%          2.07%          2.09%          1.84%          2.19%
   Portfolio turnover rate                      18%              51%            31%            53%            60%            68%
   Fees and expenses reimbursed by
     the Manager to average daily
     net assets:                              0.10%*           0.10%          0.08%          0.09%          0.28%          0.30%

*    Annualized.
**   Not Annualized.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)  Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.             21

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   -------------------------------------------------------------
                                            (UNAUDITED)        2002         2001         2000         1999        1998+
                                          ----------------  -----------  -----------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  17.50       $  20.37     $  20.90     $  20.37     $  23.19    $  20.61
                                              --------       --------     --------     --------     --------    --------

Income from investment operations:
   Net investment income(b)                       0.31           0.36         0.50         0.55         0.42        0.02
   Net realized and unrealized gain
     (loss)                                       0.35          (2.49)        1.05         1.21        (0.46)       2.56
                                              --------       --------     --------     --------     --------    --------

      Total from investment operations            0.66          (2.13)        1.55         1.76        (0.04)       2.58
                                              --------       --------     --------     --------     --------    --------

Less distributions to shareholders:
   From net investment income                    (0.11)         (0.74)       (0.24)       (0.57)       (0.50)         --
   From net realized gains                          --             --        (1.84)       (0.66)       (2.28)         --
                                              --------       --------     --------     --------     --------    --------

      Total distributions                        (0.11)         (0.74)       (2.08)       (1.23)       (2.78)         --
                                              --------       --------     --------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD                $  18.05       $  17.50     $  20.37     $  20.90     $  20.37    $  23.19
                                              ========       ========     ========     ========     ========    ========
TOTAL RETURN(a)                                   3.71%**      (10.52)%       7.45%        8.18%       (0.60)%     12.52%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $307,245       $248,579     $155,558     $291,894     $567,219    $682,952
   Net expenses to average daily net
     assets                                       0.63%*         0.63%        0.63%        0.63%        0.63%       0.63%*
   Net investment income to average
     daily net assets                             3.23%*         1.97%        2.34%        2.47%        1.85%       0.68%*
   Portfolio turnover rate                          18%            51%          31%          53%          60%         68%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.10%*         0.10%        0.08%        0.09%        0.28%       0.30%

+    Period from January 9, 1998 (commencement of operations) to February 28,
     1998.
*    Annualized.
**   Not Annualized.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)  Computed using average shares outstanding throughout the period.

22            See accompanying notes to the financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO International Intrinsic Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the SSB PMI Value EPAC Index.

      Throughout the six months ended August 31, 2002, the Fund had three classes of shares outstanding: Class II, Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Shares of mutual funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2002.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2002 there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2002 there were no open purchased option contracts.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2002.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS
      The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in the price of the security or index underlying these transactions. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. At August 31, 2002, there were no open swap agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund loaned securities having a market value of $93,256,338 collateralized by cash in the amount of $100,787,719 which was invested in a short-term instrument.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country tax treaty with the United States.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $63,430,844 expiring in 2010. The Fund has elected to defer to March 1, 2002 post-October capital losses of $51,410,334.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, and .09% for Class IV shares.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002, was $12,592. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $237,122,943. and $347,922,317, respectively.

      At August 31, 2002, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
         $1,511,802,676    $69,559,072      $(214,128,719)   $(144,569,647)

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2002, 11.5% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months Ended
                                                             August 31, 2002                Year Ended
                                                               (Unaudited)              February 28, 2002
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
         Class II:                                      -----------  -------------  -----------  -------------
         Shares sold                                      1,294,673  $  24,927,847    1,624,477  $  28,823,075
         Shares issued to shareholders in reinvestment
           of distributions                                  11,899        231,662       68,492      1,192,782
         Shares repurchased                                (795,139)   (15,011,814)      (5,596)      (106,805)
                                                        -----------  -------------  -----------  -------------
         Net increase                                       511,433  $  10,147,695    1,687,373  $  29,909,052
                                                        ===========  =============  ===========  =============

                                                             Six Months Ended
                                                             August 31, 2002                Year Ended
                                                               (Unaudited)              February 28, 2002
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
         Class III:                                     -----------  -------------  -----------  -------------
         Shares sold                                      4,512,941  $  86,231,272    9,555,643  $ 172,725,472
         Shares issued to shareholders in reinvestment
           of distributions                                 197,833      3,871,598    1,736,570     31,031,226
         Shares repurchased                             (14,364,750)  (270,691,289) (13,971,133)  (254,613,343)
                                                        -----------  -------------  -----------  -------------
         Net decrease                                    (9,653,976) $(180,588,419)  (2,678,920) $ (50,856,645)
                                                        ===========  =============  ===========  =============

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             Six Months Ended
                                                             August 31, 2002                Year Ended
                                                               (Unaudited)              February 28, 2002
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
         Class IV:                                      -----------  -------------  -----------  -------------
         Shares sold                                      5,622,895  $ 107,896,315    7,356,392  $ 140,727,918
         Shares issued to shareholders in reinvestment
           of distributions                                  82,428      1,613,117      387,104      6,911,650
         Shares repurchased                              (2,895,714)   (53,550,000)  (1,170,451)   (21,682,400)
                                                        -----------  -------------  -----------  -------------
         Net increase                                     2,809,609  $  55,959,432    6,573,045  $ 125,957,168
                                                        ===========  =============  ===========  =============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                      Net Unrealized
         Settlement                         Units                      Appreciation
            Date     Deliver/Receive     of Currency       Value      (Depreciation)
         ----------  ----------------  ---------------  ------------  --------------
            Buys
          10/25/02   AUD                   26,367,169   $ 14,459,769   $    433,589
          10/25/02   CAD                   33,675,899     21,549,265        208,437
           9/27/02   CHF                   59,073,265     39,393,218      3,770,801
           9/27/02   DKK                  528,021,536     69,666,027      7,501,120
           9/27/02   EUR                  253,968,473    248,825,777     23,360,760
           9/27/02   GBP                   38,521,871     59,509,013      3,996,242
          10/25/02   HKD                  273,439,950     35,060,281         26,274
          10/25/02   JPY                8,126,172,780     68,719,754      1,891,836
           9/27/02   NOK                  375,398,703     49,673,015      5,693,637
          10/25/02   NZD                   31,837,754     14,799,605        859,766
           9/27/02   SEK                  605,580,700     64,408,196      6,182,249
          10/25/02   SGD                    5,252,190      3,005,568        101,238
                                                                       ------------
                                                                       $ 54,025,949
                                                                       ============

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CURRENCY CONTRACTS -- CONTINUED

                                                                      Net Unrealized
         Settlement                        Units                      Appreciation
           Date      Deliver/Receive    of Currency        Value      (Depreciation)
         ----------  ----------------  ---------------  ------------  --------------
           Sales
          10/25/02   AUD                   47,106,771   $ 25,833,377   $   (540,342)
          10/25/02   CAD                   57,695,049     36,919,161       (251,582)
           9/27/02   CHF                   50,263,060     33,518,102     (2,690,043)
           9/27/02   DKK                  120,529,930     15,902,460       (650,497)
           9/27/02   EUR                  147,204,920    144,224,116    (10,215,691)
           9/27/02   GBP                   35,020,278     54,099,714     (3,708,181)
          10/25/02   HKD                  521,995,878     66,929,949        (51,123)
          10/25/02   JPY               17,927,974,913    151,609,628    (12,115,251)
           9/27/02   NOK                  348,849,355     46,159,987     (6,742,947)
          10/25/02   NZD                   47,090,887     21,889,940       (660,229)
           9/27/02   SEK                  333,985,036     35,521,894     (1,736,565)
          10/25/02   SGD                   24,819,240     14,202,822       (284,745)
                                                                       ------------
                                                                       $(39,647,196)
                                                                       ============

      CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krona
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar

      FUTURES CONTRACTS

                                                                     Net Unrealized
         Number of                                                    Appreciation
         Contracts      Type       Expiration Date   Contract Value  (Depreciation)
         ---------  ------------  -----------------  --------------  --------------
           Buys
               20   DAX           September 2002      $ 1,825,328     $  (331,327)
              470   FTSE 100      September 2002       30,826,623      (1,486,715)
              482   MSCI          September 2002       10,202,749        (187,704)
              147   SPI 200       September 2002        6,283,656        (216,252)

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS -- CONTINUED

                                                                     Net Unrealized
         Number of                                                   Appreciation
         Contracts     Type       Expiration Date    Contract Value  (Depreciation)
         ---------  ------------  -----------------  --------------  --------------
               58   HANG SENG     September 2002        3,732,473         (72,724)
              238   TSE TOPIX     September 2002       18,838,864      (2,338,342)
                                                                      -----------
                                                                      $(4,633,064)
                                                                      ===========
           Sales
            1,006   CAC40         September 2002      $33,297,217     $ 1,486,726
                                                                      -----------
                                                                      $ 1,486,726
                                                                      ===========

      At August 31, 2002 , the Fund had cash and/or securities to cover margin requirements of the relevant broker or exchange.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               COMMON STOCKS -- 94.3%
               AUSTRALIA -- 4.3%
       35,457  Australia and New Zealand Banking Group Ltd                  370,317
       40,507  Boral Ltd                                                     95,947
        4,182  Commonwealth Bank of Australia                                71,114
       44,017  CSR Ltd                                                      159,301
       62,539  Foster's Group Ltd                                           170,526
      146,306  General Property Trust Units                                 221,630
       69,989  Goodman Fielder Ltd                                           63,228
       54,765  National Australia Bank Ltd                                1,045,297
       22,203  Orica Ltd                                                    117,535
        7,070  Patrick Corp Ltd                                              62,195
      119,843  Qantas Airways Ltd                                           275,945
       46,890  Santos Ltd                                                   166,083
      110,100  Schroders Property                                           154,047
       10,407  St. George Bank Ltd                                          110,068
        9,680  TABCORP Holdings Ltd                                          68,253
      148,269  Westfield Trust Units                                        267,074
        8,820  Westpac Banking Corp                                          73,460
       31,355  Woodside Petroleum Ltd                                       225,398
                                                                        -----------
                                                                          3,717,418
                                                                        -----------
               AUSTRIA -- 3.3%
        7,208  Austrian Airlines*                                            48,422
          658  Bau Holdings AG                                               24,715
        2,793  Boehler Uddeholm (Bearer)                                    122,711
        1,166  Brau Union AG                                                 57,163
          256  EA-Generali AG                                                36,838
        9,269  Erste Bank Der Oesterreichischen Sparkassen AG               621,036
        4,667  Flughafen Wien AG                                            146,416
        6,153  Immofinanz Immobilien Anlagen AG*                             34,516
          446  Lenzing AG                                                    33,132
        2,444  Mayr-Melnhof Karton AG (Bearer)                              152,199
        1,661  Oesterreichische Brau Beteiligungs AG                         85,845
          367  Oesterreichische Elektrizitaetswirtschafts AG                 25,212
        7,299  OMV AG                                                       651,390
       36,625  Telekom Austria AG*                                          308,178
        5,625  VA Technologie AG (Bearer)                                   113,087
        6,833  Voest-Alpine Stahl AG                                        197,281

              See accompanying notes to the financial statements.              1

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               AUSTRIA -- CONTINUED
       10,046  Wienerberger Baustoffindustrie AG                            151,131
                                                                        -----------
                                                                          2,809,272
                                                                        -----------
               BELGIUM -- 2.8%
        8,377  AGFA-Gevaert NV                                              160,117
       10,875  Almanij NV                                                   419,672
          870  Bekaert SA                                                    40,178
        3,225  Colruyt SA                                                   153,077
          800  Compagnie Maritime Belge SA                                   39,267
        3,200  Delhaize-Le Lion                                              95,748
        1,975  Electrabel SA                                                457,492
       10,402  Fortis B                                                     185,561
       13,640  Kredietbank NPV                                              493,067
        2,327  Solvay Et Cie                                                161,001
        7,014  UCB SA                                                       200,237
                                                                        -----------
                                                                          2,405,417
                                                                        -----------
               BRAZIL -- 0.3%
    3,336,000  Electrobras                                                   24,520
        3,200  Petroleo Brasileiro SA (Petrobras) ADR                        51,040
          500  Souza Cruz (Registered)                                        2,439
    5,632,000  Tele Nordeste Celular Participacoes SA                         5,476
        6,000  Vale Do Rio Doce                                             148,319
                                                                        -----------
                                                                            231,794
                                                                        -----------
               CANADA -- 1.5%
        9,600  Bank of Montreal                                             230,154
        3,600  Bank of Nova Scotia                                          108,462
        7,100  EnCana Corp                                                  208,358
        3,400  Imperial Oil Ltd                                              96,028
        8,200  National Bank of Canada                                      154,749
        9,500  Royal Bank of Canada                                         341,026
       10,500  TransCanada PipeLines Ltd                                    155,817
                                                                        -----------
                                                                          1,294,594
                                                                        -----------
               CHINA -- 0.0%
       16,000  CNOOC Ltd                                                     22,257

2             See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               CHINA -- CONTINUED
       12,000  Cosco Pacific Ltd                                              8,231
                                                                        -----------
                                                                             30,488
                                                                        -----------
               CZECH REPUBLIC -- 0.5%
       35,000  Ceske Energeticke Zavody AS                                  107,988
        2,237  Ceske Radiokomunikace                                         18,791
        5,735  Ceski Telecom AS*                                             51,602
        3,000  Komercni Banka AS                                            160,892
          180  Philip Morris CR AS                                           66,005
                                                                        -----------
                                                                            405,278
                                                                        -----------
               DENMARK -- 0.0%
        1,600  DFDS A/S                                                      30,430
                                                                        -----------
               FINLAND -- 1.9%
       33,300  Finnair Class A                                              145,325
       31,200  Fortum Oyj                                                   176,856
       12,900  Kemira Oyj                                                    90,455
       47,300  Nokia Oyj                                                    631,792
        3,100  Orion-Yhtymae OY                                              68,708
       22,600  Rautaruukki Oyj                                               94,640
       27,300  Sampo Oyj                                                    191,695
        6,700  Stora Enso Oyj                                                73,986
        3,300  Stora Enso Oyj Class A                                        36,894
        3,300  UPM-Kymmene Oyj                                              105,180
                                                                        -----------
                                                                          1,615,531
                                                                        -----------
               FRANCE -- 3.7%
       16,196  BNP Paribas                                                  755,415
        3,555  Bongrain SA                                                  156,853
       11,119  Chargeurs International SA                                   261,160
        9,476  Cie de Saint-Gobain                                          283,440
        1,128  Eiffage SA                                                    89,051
          786  Elf Gabon                                                    122,099
        2,476  Eramet                                                        64,348
        3,398  Esso S.A.F.                                                  273,258
        1,561  L'Oreal SA                                                   112,596
        1,023  Renault SA                                                    49,461
        3,589  Sanofi-Synthelabo SA                                         215,232

              See accompanying notes to the financial statements.              3

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               FRANCE -- CONTINUED
       14,361  Societe Generale Class A                                     851,368
                                                                        -----------
                                                                          3,234,281
                                                                        -----------
               GERMANY -- 6.4%
        2,200  Altana AG                                                    108,309
       61,400  Bankgesellschaft Berlin AG*                                  129,462
        8,250  BASF AG                                                      341,026
        6,400  Bayer AG                                                     151,891
        8,400  Bayerische Motoren Werke AG                                  316,335
        8,150  Commerzbank AG                                                88,799
       36,750  DaimlerChrysler AG                                         1,582,188
        5,809  Degussa AG                                                   172,616
       17,200  E. On AG                                                     882,198
       10,800  IWKA AG                                                      118,625
        2,800  Merck KGaA                                                    55,743
        8,400  RWE AG                                                       307,685
        2,900  Schering AG                                                  160,688
        7,000  Siemens AG                                                   330,888
        3,900  Sudzucker AG                                                  64,638
       24,700  Thyssen Krupp AG                                             324,592
        5,700  T-Online International*                                       48,353
        8,100  Volkswagen AG                                                370,969
                                                                        -----------
                                                                          5,555,005
                                                                        -----------
               HONG KONG -- 1.7%
       50,000  Brilliance China Automotive Holdings Ltd                       6,987
       69,000  Cathay Pacific Airways                                       107,039
        4,000  China Mobile Ltd*                                             11,077
       30,000  China Unicom*                                                 22,116
       76,900  CLP Holdings Ltd                                             309,574
      100,000  Guangdong Investments Ltd*                                     9,231
      113,000  Hang Lung Development Co Ltd                                 102,135
       17,000  Henderson Land Development Co Ltd                             55,686
       97,500  Hong Kong Electric Holdings Ltd                              380,002
       57,000  Hong Kong Land Holdings                                       79,230
       37,700  Jardine Matheson Holdings Ltd                                218,660
       36,000  Li & Fung Ltd                                                 39,462
      177,000  Pacific Century CyberWorks Ltd*                               31,543
      168,000  Regal Hotels International Ltd*                                1,809

4             See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               HONG KONG -- CONTINUED
       29,000  Swire Pacific Ltd Class A                                    131,244
                                                                        -----------
                                                                          1,505,795
                                                                        -----------
               HUNGARY -- 0.1%
          123  Delmagyarorszagi Aramszol                                      4,760
          500  Matav Rt ADR                                                   8,365
          500  MOL Magyar Olaj es Gazipari Rt (New Shares)                   10,645
        2,900  OTP Bank Rt                                                   25,649
        1,300  Pannonplast Rt                                                 7,856
                                                                        -----------
                                                                             57,275
                                                                        -----------
               INDIA -- 0.1%
        1,300  Bajaj Auto Ltd GDR                                            11,245
          200  Infosys Technologies ADR                                      11,320
        1,700  Mahanagar Telephone Nigam*                                     8,925
          300  Ranbaxy Laboratories Ltd GDR                                   5,850
        1,500  Reliance Industries Ltd GDR 144A*                             15,750
          800  Satyam Computer Services Ltd ADR*                              8,320
        5,300  Silverline Technologies Ltd ADR*                               5,035
        1,000  State Bank of India Ltd GDR                                   11,650
        1,800  Tata Engineering & Locomotive GDR*                             5,148
                                                                        -----------
                                                                             83,243
                                                                        -----------
               INDONESIA -- 0.4%
       76,000  Astra International Tbk*                                      27,465
      433,000  Bank Central Asia Tbk                                        110,023
      987,000  Bentoel International Investama Tbk PT*                       14,490
       32,500  Gudang Garam                                                  31,014
       20,000  HM Sampoerna Tbk                                               8,752
      275,500  Indofood Sukses Makmur Tbk                                    28,779
      743,000  PT Matahari Putra Prima Tbk                                   46,149
      282,000  Telekomunikasi Tbk                                           115,443
                                                                        -----------
                                                                            382,115
                                                                        -----------
               IRELAND -- 0.8%
       28,801  Allied Irish Banks Plc                                       372,836
       15,946  Bank of Ireland                                              186,408
       16,000  Greencore Group                                               42,052

              See accompanying notes to the financial statements.              5

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               IRELAND -- CONTINUED
        6,661  Irish Life & Permanent Plc                                    86,228
                                                                        -----------
                                                                            687,524
                                                                        -----------
               ITALY -- 1.4%
       15,000  Autostrade Concessioni e Costruzioni Autostrade SPA          128,570
       38,250  Banco Ambrosiano Veneto SPA (Savings Shares)                  69,397
       56,317  ENI-Ente Nazionale Idrocarburi SPA                           852,752
       10,790  Fiat SPA (Savings Shares)                                     76,718
        3,800  Fila Holding SPA ADR*                                          4,636
       28,600  IFIL Finanziaria di Partecipazioni SPA (Savings Shares)       89,754
                                                                        -----------
                                                                          1,221,827
                                                                        -----------
               JAPAN -- 20.3%
        2,600  Acom Co Ltd                                                  153,283
       11,000  Alps Electric Co Ltd                                         126,454
        6,900  Aoki International                                            25,781
       14,000  Banyu Pharmaceutical Co Ltd                                  164,602
       19,000  Bridgestone Corp                                             244,381
       22,000  Brother Industries Ltd                                       133,969
        8,000  Canon Inc                                                    273,943
       17,800  Chubu Electric Power Co Inc                                  333,286
       12,700  Chugoku Electric Power Co Inc                                180,916
      141,000  Cosmo Oil Co Ltd                                             217,627
       17,000  Daiichi Pharmaceuticals Co Ltd                               274,575
       18,000  Dainippon Printing Co Ltd                                    206,924
       27,000  Daio Paper Corp                                              194,248
        3,400  Daito Trust Construction Co Ltd                               69,540
       37,000  Daiwa House Industry Co Ltd                                  215,325
        4,000  Eisai Co Ltd                                                 103,909
       29,000  Ezaki Glico Co Ltd                                           158,740
       36,000  Fuji Heavy Industries Ltd                                    142,403
        8,000  Fuji Photo Film Co Ltd                                       244,254
        5,000  Fujisawa Pharmaceutical Co Ltd                               106,271
       24,000  General Sekiyu (KK)                                          151,815
        1,800  Hirose Electric Co Ltd                                       136,634
       13,000  Hitachi Ltd                                                   69,405
       12,900  Honda Motor Co Ltd                                           546,181
        2,000  Hoya Corp                                                    125,501
       72,000  Itochu Corp                                                  192,502

6             See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               JAPAN -- CONTINUED
       41,000  Itoham Foods Inc                                             116,189
       18,000  Izumiya Co Ltd*                                               94,885
       40,000  JACCS Co                                                     132,586
           50  Japan Tobacco Inc                                            339,476
       66,000  Kajima Corp                                                  187,037
       49,000  Kamigumi Co Ltd                                              226,062
       41,000  Kandenko Co                                                  140,396
       20,600  Kansai Electric Power                                        321,427
       61,000  Kansai Paint Co                                              147,143
      109,000  Kawasaki Steel Corp*                                         127,786
          400  Keyence Corp                                                  69,801
       13,000  Kirin Brewery Co Ltd                                          84,755
        1,000  Kyocera Corp                                                  69,413
       50,000  Kyudenko Corp                                                177,540
       19,000  Kyushu Electric Power Co Inc                                 280,437
       27,000  Maeda Road Construction                                       99,970
       79,000  Mazda Motor Corp                                             211,217
       50,000  Misawa Homes                                                  64,100
        9,000  Mitsubishi Belting                                            21,330
       21,000  Mitsubishi Corp                                              140,632
       39,000  Mitsubishi Electric Corp*                                    134,863
       90,000  Mitsubishi Motors*                                           211,023
       72,000  Mitsubishi Paper Mills Ltd*                                   87,446
       10,000  Mitsui Marine & Fire Insurance                                49,846
       24,000  Mitsui Petrochemical Industries Ltd                          107,890
       14,000  Mitsui Trust Holding Inc                                      31,999
           68  Mizuho Holding Inc                                           145,675
       34,000  Mizuno Corp                                                   91,764
       10,000  MOS Food Services                                             77,595
        3,000  Murata Manufacturing Co Ltd                                  170,033
       60,000  Nagase & Co                                                  276,810
        2,100  Nidec Corp                                                   115,127
       38,000  Nippon Express Co Ltd                                        176,595
       27,000  Nippon Fire & Marine Insurance                               103,614
       34,000  Nippon Flour Mills Co Ltd                                     75,705
       57,000  Nippon Hodo Co                                               224,510
       27,000  Nippon Oil Co Ltd                                            119,327
       27,000  Nippon Paint Co                                               65,357
       53,000  Nippon Suisan Kaisha Ltd                                      93,426
           45  Nippon Telegraph & Telephone Corp                            176,865

              See accompanying notes to the financial statements.              7

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               JAPAN -- CONTINUED
       35,000  Nissan Motor Co                                              255,640
      303,000  Nisshin Steel Co Ltd*                                        138,000
       23,000  Nisshinbo Industries Inc                                     106,693
        5,000  Nitto Denko Corp                                             132,839
      207,000  NKK Corp*                                                    183,317
       48,000  NOF Corp                                                     127,120
       43,000  Okumura Corp                                                 142,892
        9,000  Ono Pharmaceutical Co Ltd                                    330,958
        6,100  Promise Co                                                   283,482
        2,100  Rohm Co Ltd                                                  286,577
        7,000  Ryosan Co                                                     82,655
       29,000  Sankyo Co Ltd                                                391,591
       29,000  Seino Transportation Co Ltd                                  171,214
       21,000  Sekisui House Ltd                                            153,561
        5,000  Sharp Corp                                                    53,135
        3,000  Shikoku Electric Power                                        43,166
       28,000  Shimizu Corp                                                  85,725
        5,000  Shin-Etsu Chemical Co Ltd                                    180,492
        6,000  Shiseido Co Ltd                                               79,146
        1,300  SMC Corp                                                     130,038
       13,100  Sony Corp                                                    571,223
       12,000  Suzuki Motor Corp                                            129,549
       17,000  Taisho Pharmaceutical Co Ltd                                 272,998
       11,000  Takeda Chemical Industries Ltd                               464,808
        4,430  Takefuji Corp                                                302,270
        2,000  TDK Corp                                                      91,427
       36,000  The Dai-Tokyo Fire & Marine Insurance Co                      78,337
       28,000  TOA Corp                                                      28,575
       40,700  Tohoku Electric Power Co Inc                                 581,159
       10,000  Tokyo Electric Power                                         206,216
        3,000  Tokyo Electron Ltd                                           138,405
       45,000  Tokyo Ink Manufacturing Co Ltd                               126,766
       20,000  Toppan Printing Co Ltd                                       179,817
       86,000  Toshiba Corp*                                                293,763
        2,000  Trend Micro Inc*                                              52,292
        6,000  Yamanouchi Pharmaceutical Co Ltd                             140,935
       12,000  Yasuda Fire & Marine Insurance                                72,264
       46,000  Yodogawa Steel Works                                         117,556
                                                                        -----------
                                                                         17,586,722
                                                                        -----------

              See accompanying notes to the financial statements.
8

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               LUXEMBOURG -- 0.4%
       24,934  Arcelor*                                                     303,214
                                                                        -----------
               NETHERLANDS -- 3.2%
       51,357  ABN Amro Holdings NV                                         837,080
        4,187  Boskalis Westminster NV                                      123,186
        2,309  Gamma Holdings NV                                             70,424
        1,253  Heineken NV                                                   50,947
       15,933  Koninklijke Philips Electronics NV                           318,760
        2,003  Koninklijke Ten Cate                                          51,073
        1,051  Koninklijke Volker Wessels                                    22,676
        7,193  Koninklijke Wessanen NV                                       52,624
        1,930  Nedlloyd NV                                                   28,183
      126,563  Royal KPN NV*                                                693,833
        5,993  Unilever NV                                                  354,109
        4,088  Van Ommeren Vopak*                                            44,501
        1,706  Wereldhave NV                                                 84,490
                                                                        -----------
                                                                          2,731,886
                                                                        -----------
               NEW ZEALAND -- 0.5%
       60,543  Fletcher Building Ltd                                         80,958
      149,114  Telecom Corp of New Zealand                                  352,774
                                                                        -----------
                                                                            433,732
                                                                        -----------
               NORWAY -- 2.8%
      127,986  Den Norske Bank Class A                                      647,372
        1,100  Fred Olsen Energy*                                             2,556
        1,450  Gjensidige NOR Sparebank                                      46,970
        3,400  Hafslund ASA Class B                                          10,788
      174,800  Kvaerner ASA*                                                116,960
       18,471  Norsk Hydro AS                                               784,706
       12,318  Norske Skogindustrier AS Class A                             178,252
       16,314  Orkla ASA                                                    288,057
       33,800  Statoil ASA                                                  287,186
       12,900  Storebrand*                                                   50,864
                                                                        -----------
                                                                          2,413,711
                                                                        -----------
               PHILIPPINES -- 0.3%
       93,046  Aboitiz Equity Ventures Inc*                                   4,092
      148,000  Ayala Corp                                                    14,844

              See accompanying notes to the financial statements.              9

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               PHILIPPINES -- CONTINUED
    1,320,000  Ayala Land Inc                                               140,033
       81,600  First Philippine Holdings*                                    20,461
        1,000  Globe Telecom Inc*                                             9,355
       18,520  La Tondena Distillers Inc                                     11,074
       23,000  Metropolitan Bank & Trust Co                                  15,083
      134,000  Petron Corp                                                    4,239
        8,940  Philippine Long Distance Telephone*                           49,145
      321,554  RFM Corp                                                       4,838
       24,000  San Miguel Corp Class B                                       24,072
                                                                        -----------
                                                                            297,236
                                                                        -----------
               POLAND -- 0.1%
        1,500  Bank Rozwoju Eksportu SA                                      32,288
        6,300  KGHM Polska Miedz SA*                                         16,761
        3,400  Polski Koncern Naftowy Orlen                                  14,103
       11,500  Telekomunikacja Polska SA*                                    36,018
                                                                        -----------
                                                                             99,170
                                                                        -----------
               PORTUGAL -- 0.2%
       80,841  Electricidade de Portugal SA                                 132,399
        1,400  Inapa-Invest Particip Gesta*                                   5,547
        1,964  Salvador Caetano Industrias                                    5,162
                                                                        -----------
                                                                            143,108
                                                                        -----------
               RUSSIA -- 0.9%
        3,200  AO Tatneft ADR                                                42,752
        6,000  JSC Mining & Smelting Co ADR*                                111,000
        2,900  Lukoil Holding Co ADR                                        184,875
          100  Sberbank RF                                                   15,200
        4,400  Sibneft ADR*                                                  81,840
        8,000  Surgutneftegaz ADR                                           138,000
        1,400  Unified Energy Systems ADR                                    12,600
        1,000  Vimpel-Communications ADR*                                    23,550
       22,000  Yukos Oil                                                    189,860
                                                                        -----------
                                                                            799,677
                                                                        -----------

              See accompanying notes to the financial statements.
10

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               SINGAPORE -- 3.0%
      123,900  Asia Food & Properties Ltd*                                    3,540
       30,000  Chartered Semiconductor Manufacturing Ltd*                    36,003
        6,800  Creative Technology Ltd                                       55,570
       18,000  Cycle & Carriage Ltd                                          44,232
       29,000  DBS Group Holdings Ltd                                       197,217
       27,000  Fraser & Neave Ltd                                           118,810
       45,000  Haw Par Brothers International Ltd                           110,581
      117,500  Hotel Properties Ltd                                          69,163
      167,000  Jardine Strategic Holdings Ltd                               454,240
       59,000  Keppel Corp Ltd                                              149,030
       63,100  Singapore Airlines Ltd (Registered)                          418,299
       17,000  Singapore Press Holdings Ltd                                 190,416
      248,100  Singapore Telecom                                            208,422
       35,000  ST Assembly Test Services Ltd*                                32,203
      173,680  Straits Trading Co Ltd                                       164,762
       26,000  United Overseas Bank                                         196,131
       12,478  Van Der Horst Ltd(a)*                                          5,290
       19,000  Venture Manufacturing Singapore Ltd                          140,069
                                                                        -----------
                                                                          2,593,978
                                                                        -----------
               SOUTH KOREA -- 1.7%
          500  Cheil Industries Inc                                           6,635
        5,100  Daegu Bank*                                                   25,841
        5,900  Dongbu Steel                                                  15,757
        1,300  Hyosung Corp                                                  14,169
          700  Korea Electric Power Corp                                     12,259
        5,700  Korea Exchange Bank*                                          28,501
        8,000  Korean Air Lines*                                            104,497
          900  KT Freetel*                                                   25,833
        2,200  LG Chemicals Ltd                                              79,621
          600  LG Electronics Co                                              8,436
        5,400  LG Electronics Inc*                                          201,722
        1,000  LG Engineering & Construction Ltd                             11,398
       14,300  LG Investment & Securities Co Ltd                            204,634
        1,500  Pacific Chemical Corp                                        159,740
        2,600  Pusan Bank*                                                   13,238
        1,640  Samsung Electronics                                          451,633
          100  Samsung SDI Co Ltd                                             7,945
        1,600  SK Global*                                                    14,843
          200  SK Telecom                                                    39,353

              See accompanying notes to the financial statements.             11

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               SOUTH KOREA -- CONTINUED
        5,300  Ssangyong Cement*                                              8,753
           50  Taekwang Industrial Co Ltd                                     5,408
        3,200  Taihan Electric Wire                                          14,217
                                                                        -----------
                                                                          1,454,433
                                                                        -----------
               SPAIN -- 1.9%
        3,170  Banco Popular Espanol                                        125,876
        7,799  Compania Espanola de Petroleos                               132,242
       28,507  Endesa SA                                                    338,277
       13,250  Iberdrola SA                                                 170,875
       61,694  Repsol YPF SA                                                804,694
        2,181  Tabacalera SA Class A                                         49,173
        8,837  Tableros Defibras Class B*                                    45,932
                                                                        -----------
                                                                          1,667,069
                                                                        -----------
               SWEDEN -- 1.6%
        9,100  Electrolux AB                                                156,556
       23,400  Gambro AB Class A                                            119,899
        3,600  Hennes & Mauritz AB                                           66,153
       42,300  Nordbanken Holdings AB                                       198,716
        2,100  Sandvik AB                                                    48,768
       13,400  Skandinaviska Enskilda Banken Class A                        124,188
        4,700  SSAB Swedish Steel Class A                                    47,313
        5,700  SSAB Swedish Steel Class B                                    53,737
        4,500  Svenska Cellulosa Class B                                    153,637
        9,900  Svenska Handelsbanken Class A                                137,626
        7,700  Svenska Handelsbanken Class B                                104,582
       17,500  Swedish Match AB                                             141,679
                                                                        -----------
                                                                          1,352,854
                                                                        -----------
               SWITZERLAND -- 5.5%
          692  BK Vision AG (Bearer)*                                        74,934
        7,110  Bobst Group AG (Registered)*                                 227,895
          517  Hero AG                                                       54,951
        3,055  Logitech International SA*                                   100,161
          266  Merkur Holding AG (Registered)                                53,177
        1,883  Micronas Semiconductor Hold*                                  48,309
          263  Movenpick Holdings (Bearer)*                                  94,639
          817  Nestle SA                                                    175,307

12            See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               SWITZERLAND -- CONTINUED
       11,724  Novartis AG                                                  475,788
           18  Pargesa Holdings SA (Bearer)                                  30,227
        4,392  Roche Holding AG (Bearer)                                    522,422
       25,400  Roche Holding AG (Genusschein)                             1,823,776
          840  SIG Holding AG                                                97,678
        1,137  Sulzer Medica AG*                                            167,256
        2,583  Swisscom AG                                                  685,920
        1,437  Zurich Financial Services AG                                 142,201
                                                                        -----------
                                                                          4,774,641
                                                                        -----------
               TAIWAN -- 1.7%
       62,040  Acer Communications & Multimedia Inc                         105,076
      217,800  Arima Computer Corp*                                         114,481
       13,000  Asustek Computer Inc                                          31,318
       19,000  AU Optronics Corp*                                            14,703
        1,200  AU Optronics Corp ADR*                                         9,192
       43,000  Cathay Financial Holding Co Ltd                               51,984
       84,000  Cheng Loong Corp*                                             18,642
      135,000  China Development Financial Holding Corp*                     78,055
      152,000  Chinatrust Financial Holding Co*                             118,511
       50,470  Evergreen Marine Corp                                         20,117
        9,000  GigaByte Technology Co Ltd*                                   19,842
      118,800  Inventec Co Ltd                                               86,034
      132,000  Lite-On Technology Corp                                      208,147
      266,400  Macronix International*                                      101,908
      254,660  Nan Ya Plastic Corp                                          233,503
       59,000  Tatung Co*                                                    13,955
      121,900  United Microelectronics*                                     100,026
      213,000  Walsin Lihwa Corp*                                            50,381
       19,000  WUS Printed Circuit Co Ltd*                                   10,542
      125,280  Yageo Corp*                                                   44,266
       34,980  Yulon Motor Co                                                26,354
                                                                        -----------
                                                                          1,457,037
                                                                        -----------
               THAILAND -- 0.9%
      118,000  Advanced Info Service Pcl (Foreign Registered)                81,109
        8,000  Bangkok Bank Pcl (Foreign Registered)*                        11,946
      332,000  Bangkok Expressway Pcl (Foreign Registered)                  129,054
       85,000  BIG C Supercenter Pcl NVDR*                                   41,100

              See accompanying notes to the financial statements.             13

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               THAILAND -- CONTINUED
       55,700  Delta Electronics Pcl (Foreign Registered)(a)                 36,293
       68,000  Electricity Generating Pcl (Foreign Registered)               60,038
       71,000  Land & House Pcl (Foreign Registered)                        120,325
       22,000  PTT Exploration & Production Pcl (Foreign
                 Registered)(a)*                                             63,617
       29,000  Quality House Co Ltd (Foreign Registered)*                     5,636
        1,000  Siam Cement Pcl NVDR                                          21,522
      135,000  Siam Commercial Bank Pcl (Foreign Registered)*                83,995
      196,000  Siam Industrial Credit Pcl NVDR*                              44,598
        8,000  Siam Panich Leasing Ltd (Foreign Registered)                   6,684
       12,000  Thai Airways International (Foreign Registered)*              10,524
       78,000  Thai Petrochemical (Foreign Registered)*                       7,099
       68,000  Thai Union Frozen Products Pcl (Foreign Registered)(a)        26,900
                                                                        -----------
                                                                            750,440
                                                                        -----------
               TURKEY -- 0.4%
   35,101,629  Akbank TAS*                                                  101,089
      600,000  Anadolu Efes Biracilik Ve Malt Sanayii AS*                     9,283
    9,080,100  Dogan Yayin Holding*                                          13,492
    1,925,000  Eregli Demir ve Celik Fabrikalari TAS*                        22,411
   30,000,000  Finansbank*                                                   12,868
   17,933,260  Hurriyet Gazeteci*                                            43,954
    4,977,333  Sabanci Holding*                                              11,894
   23,901,610  Trakya Cam Sanayii                                            69,567
    2,350,000  Turkcell Iletisim Hizmet AS*                                  12,384
   30,721,585  Turkiye Garanti Bankasi*                                      31,060
   27,726,000  Yapi VE Kredi Bankasi*                                        20,811
                                                                        -----------
                                                                            348,813
                                                                        -----------
               UNITED KINGDOM -- 19.7%
        6,292  3i Group Plc                                                  56,014
       80,484  Abbey National Plc                                           928,775
       12,645  Alliance & Leicester Plc                                     170,275
       21,900  Allied Domecq Plc                                            138,557
        8,154  Arriva Plc                                                    41,624
       28,069  Associated British Food                                      258,349
       15,099  AWG Plc*                                                     115,031
       29,581  BAA PLC                                                      253,962
       87,612  Barclays Plc                                                 628,845
       35,043  BG Group Plc                                                 146,091

14            See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
       16,817  BHP Billiton Plc                                              79,343
       70,499  Boots Co                                                     597,621
       34,350  British Aerospace                                            162,596
       41,175  British American Tobacco                                     478,339
      261,651  BT Group Plc                                                 809,496
      113,900  BTR Siebe Plc                                                135,668
       64,461  Cable & Wireless                                             160,042
       13,100  De Vere Group Plc                                             61,857
       34,052  Diageo Plc                                                   411,919
       24,073  Gallaher Group Plc                                           245,774
        3,750  GlaxoSmithKline Plc                                           70,539
       11,727  Great Portland Estates Plc                                    39,728
       57,428  Great Universal Stores Plc                                   445,065
       73,403  HBOS Plc                                                     822,081
       19,480  HSBC Holdings Plc                                            221,633
       37,150  Imperial Chemical Industries Plc                             146,398
       29,746  Imperial Tobacco Group Plc                                   496,032
       15,679  Inchcape Plc                                                 197,063
      131,625  Kingfisher Plc                                               433,182
       33,901  Laird Group                                                   78,138
       25,748  Land Securities                                              317,840
       78,425  Lattice Group Plc                                            208,663
       61,820  Legal & General Group Plc                                    117,385
      122,412  Lloyds TSB Group Plc                                       1,058,518
      118,196  Marks & Spencer Group Plc                                    626,218
       15,600  Next Plc                                                     203,430
       12,485  Northern Rock Plc                                            139,440
       10,250  Nycomed Amersham Plc                                          90,219
       28,182  Premier Farnell Plc                                           83,920
       11,689  Reckitt Benckiser Plc                                        216,257
       29,240  Reed International Plc                                       260,985
       37,626  Rentokil Initial Plc                                         138,670
       14,615  Rexam Plc                                                    100,831
       10,100  RMC Group                                                     81,946
      131,713  Rolls-Royce                                                  286,774
       64,415  Royal & Sun Alliance Insurance Group                         124,056
       13,394  Royal Bank of Scotland Group                                 319,697
       80,078  Sainsbury (J)                                                392,057
       43,538  Scottish & Newcastle Plc                                     370,756
       38,256  Scottish Hydro-Electric Plc                                  396,494

              See accompanying notes to the financial statements.             15

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
       71,361  Scottish Power Plc                                           406,229
       11,368  Severn Trent Plc                                             118,084
       55,326  Six Continents Plc                                           519,494
        4,387  Smiths Group Plc                                              49,540
       35,831  Somerfield Plc                                                58,337
       55,387  Stagecoach Holdings Plc                                       28,702
       28,471  Tate & Lyle                                                  161,633
       29,463  Taylor Woodrow Plc                                            78,391
       36,252  Thistle Hotels Plc                                            67,574
       25,696  United Utilities                                             248,830
      153,713  Vodafone Group Plc                                           246,101
       12,832  Whitebread Plc                                               105,204
       29,032  Wilson (Connolly) Holdings                                    74,999
       26,223  Wolseley                                                     238,924
       15,888  WPP Group Plc                                                116,987
       19,548  Yorkshire Water                                              117,175
                                                                        -----------
                                                                         17,000,397
                                                                        -----------

               TOTAL COMMON STOCKS (COST $88,301,104)                    81,475,405
                                                                        -----------
               PREFERRED STOCKS -- 1.6%
               BRAZIL -- 0.2%
    8,958,000  Electrobras Class B (Registered)                              64,365
        2,500  Embratel Participacoes SA ADR*                                 2,250
    3,845,710  Gerdau SA                                                     41,639
       76,363  Investimentos Itau SA                                         45,053
    1,505,000  Petrobras Distribuidora SA 1.62%                              20,338
          760  Petroleo Brasileiro SA (Petrobras) 3.01%                      11,022
   12,316,000  Tele Nordeste Celular Participacoes SA 1.88%                  10,392
                                                                        -----------
                                                                            195,059
                                                                        -----------
               GERMANY -- 1.3%
       16,200  Dyckerhoff AG (Non Voting) 11.72%                            153,313
        4,100  Krones AG 2.00%                                              208,683
          100  Porsche AG 0.83%                                              46,681
        2,068  RWE AG 4.35%                                                  58,814
       24,807  Villeroy & Boch AG (Non Voting) 5.78%                        245,715

16            See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               GERMANY -- CONTINUED
       11,014  Volkswagen AG 5.30%                                          352,127
                                                                        -----------
                                                                          1,065,333
                                                                        -----------
               ITALY -- 0.1%
       13,860  Fiat SPA 4.95%                                               100,313
                                                                        -----------
               SOUTH KOREA -- 0.0%
          150  Samsung Electronics (Non Voting)                              20,591
                                                                        -----------

               TOTAL PREFERRED STOCKS (COST $1,861,404)                   1,381,296
                                                                        -----------
               INVESTMENT FUNDS -- 0.1%
               TAIWAN -- 0.1%
       10,000  Taiwan Fund*                                                  92,700
                                                                        -----------

               TOTAL INVESTMENT FUNDS (COST $119,490)                        92,700
                                                                        -----------
               MUTUAL FUNDS -- 0.1%
               TAIWAN -- 0.1%
       23,000  R.O.C. Taiwan Fund*                                           88,320
                                                                        -----------

               TOTAL MUTUAL FUNDS (COST $123,970)                            88,320
                                                                        -----------
               RIGHTS AND WARRANTS -- 0.0%
               THAILAND -- 0.0%
       75,000  Quality House Co Ltd Warrants, Expires 04/19/03*               5,226
                                                                        -----------

               TOTAL RIGHTS AND WARRANTS (COST $0)                            5,226
                                                                        -----------

              See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
-----------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 0.4%
               CASH EQUIVALENTS -- 0.1%
      100,000  Societe Generale GC Time Deposit, 1.81%, due 9/03/02         100,000
                                                                        -----------
               U.S. GOVERNMENT -- 0.3%
      230,000  U.S. Treasury Bill, 1.61%, due 11/14/02(b)                   229,241
                                                                        -----------

               TOTAL SHORT-TERM INVESTMENTS (COST $329,138)                 329,241
                                                                        -----------
               TOTAL INVESTMENTS -- 96.5%
               (Cost $90,735,106)                                        83,372,188

               Other Assets and Liabilities (net) -- 3.5%                 3,062,144
                                                                        -----------
               TOTAL NET ASSETS -- 100.0%                               $86,434,332
                                                                        ===========

NOTES TO SCHEDULE OF INVESTMENTS:

ADR American Depositary Receipt

GDR Global Depository Receipt

NVDR Non-Voting Depositary Receipt

*    Non-income producing security.

(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(b) All or a portion of this security is held as collateral for open futures contracts. As of August 31, 2002, the Fund does not hold any open futures contracts.

18            See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

At August 31, 2002, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
--------------------------------------------------------------------
Financials                                                     23.9%
Consumer Discretionary                                         14.9
Industrials                                                    11.4
Consumer Staples                                                8.7
Utilities                                                       8.5
Health Care                                                     7.4
Materials                                                       7.4
Energy                                                          6.6
Information Technology                                          5.9
Telecommunication Services                                      4.9
Miscellaneous                                                   0.4
                                                              -----
                                                              100.0%
                                                              =====

              See accompanying notes to the financial statements.             19

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $90,735,106) (Note 1)          $83,372,188
   Cash                                                            42,831
   Foreign currency, at value (cost $2,741,080) (Note 1)        2,720,996
   Receivable for investments sold                                  6,980
   Dividends and interest receivable                              223,307
   Foreign taxes receivable                                        78,614
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                               307,755
   Receivable for expenses reimbursed by Manager (Note 2)          24,552
                                                              -----------
      Total assets                                             86,777,223
                                                              -----------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                               39,053
      Shareholder service fee                                      10,848
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                               237,497
   Accrued expenses                                                55,493
                                                              -----------
      Total liabilities                                           342,891
                                                              -----------
NET ASSETS                                                    $86,434,332
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $104,149,674
   Accumulated undistributed net investment income              1,076,944
   Accumulated net realized loss                              (11,485,117)
   Net unrealized depreciation                                 (7,307,169)
                                                              -----------
                                                              $86,434,332
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $86,434,332
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    8,907,354
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      9.70
                                                              ===========

20            See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $215,032)           $1,575,887
   Interest                                                       37,817
                                                              ----------

         Total income                                          1,613,704
                                                              ----------
EXPENSES:
   Management fee (Note 2)                                       231,768
   Custodian fees                                                109,296
   Audit fees                                                     19,136
   Transfer agent fees                                            13,800
   Legal fees                                                      1,544
   Registration fees                                               1,104
   Trustees fees (Note 2)                                          1,032
   Miscellaneous                                                   2,684
   Fees reimbursed by Manager (Note 2)                          (146,096)
                                                              ----------
                                                                 234,268
   Shareholder service fee (Note 2) - Class III                   64,420
                                                              ----------
      Net expenses                                               298,688
                                                              ----------

         Net investment income                                 1,315,016
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                             (1,511,008)
      Closed futures contracts                                  (286,762)
      Foreign currency, forward contracts and foreign
      currency related transactions                              628,716
                                                              ----------

         Net realized loss                                    (1,169,054)
                                                              ----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                               (529,509)
      Foreign currency, forward contracts and foreign
      currency related transactions                             (106,300)
                                                              ----------

         Net unrealized loss                                    (635,809)
                                                              ----------

      Net realized and unrealized loss                        (1,804,863)
                                                              ----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (489,847)
                                                              ==========

              See accompanying notes to the financial statements.             21

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $ 1,315,016        $ 1,808,064
   Net realized loss                                        (1,169,054)        (5,585,599)
   Change in net unrealized appreciation (depreciation)       (635,809)        (1,474,411)
                                                           -----------        -----------
   Net decrease in net assets from operations                 (489,847)        (5,251,946)
                                                           -----------        -----------

Distributions to shareholders from:
   Net investment income
      Class III                                               (314,930)        (2,315,695)
                                                           -----------        -----------
      Total distributions from net investment income          (314,930)        (2,315,695)
                                                           -----------        -----------
   Net share transactions: (Note 5)
      Class III                                             11,952,466          7,316,648
                                                           -----------        -----------
   Increase in net assets resulting from net share
    transactions                                            11,952,466          7,316,648
                                                           -----------        -----------
      Total increase (decrease) in net assets               11,147,689           (250,993)
NET ASSETS:
   Beginning of period                                      75,286,643         75,537,636
                                                           -----------        -----------
   End of period (including accumulated undistributed
    net investment income of $1,076,944 and $76,858,
    respectively)                                          $86,434,332        $75,286,643
                                                           ===========        ===========

22            See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED             YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   -------------------------------------------------
                                            (UNAUDITED)        2002         2001          2000        1999+
                                          ----------------  -----------  -----------  ------------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  9.70         $ 10.79      $ 10.43      $   9.71     $ 10.00
                                              -------         -------      -------      --------     -------

Income from investment operations:
   Net investment income                         0.16(b)         0.25(b)      0.23(b)       0.15(b)     0.04
   Net realized and unrealized gain
     (loss)                                     (0.12)          (1.03)        0.29          0.70       (0.28)
                                              -------         -------      -------      --------     -------

      Total from investment operations           0.04           (0.78)        0.52          0.85       (0.24)
                                              -------         -------      -------      --------     -------

Less distributions to shareholders:
   From net investment income                   (0.04)          (0.31)       (0.16)        (0.13)      (0.05)
                                              -------         -------      -------      --------     -------

      Total distributions                       (0.04)          (0.31)       (0.16)        (0.13)      (0.05)
                                              -------         -------      -------      --------     -------
NET ASSET VALUE, END OF PERIOD                $  9.70         $  9.70      $ 10.79      $  10.43     $  9.71
                                              =======         =======      =======      ========     =======
TOTAL RETURN(a)                                  0.34%**        (7.16)%       5.03%         8.65%      (2.44)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $86,434         $75,287      $75,538      $112,623     $18,529
   Net expenses to average daily net
     assets                                      0.69%*          0.69%        0.69%         0.69%       0.69%*
   Net investment income to average
     daily net assets                            3.06%*          2.49%        2.11%         1.36%       0.87%*
   Portfolio turnover rate                         26%             50%          56%            5%         20%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.34%*          0.41%        0.34%         0.34%       2.34%*

+    Period from July 29, 1998 (commencement of operations) to February 28,
     1999.
*    Annualized.
**   Not Annualized.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)  Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.             23

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Tax-Managed International Equities Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high after-tax total return primarily through investment in non-U.S. equity securities. The Fund's benchmark is the MSCI EAFE (After-Tax).

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2002.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 2002, there were no open futures contracts.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in the price of the security or index underlying these transactions. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. At August 31, 2002, there were no open swap agreements.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security, or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future,

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      security, or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security, or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2002 there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purhasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2002 there were no open purchased option contracts.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $323,163, $1,004,023, and $6,951,109 expiring in 2008, 2009, and
      2010, respectively. The Fund has elected to defer to March 1, 2002 post-October capital losses of $2,018,433.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002, was $1,032. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $32,517,833 and $20,787,749, respectively.

      At August 31, 2002, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $90,735,106       $5,687,552       $(13,050,470)    $(7,362,918)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 55.4% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                           Six Months Ended
                                                           August 31, 2002          Year Ended
                                                             (Unaudited)         February 28, 2002
                                                        ----------------------  -------------------
                                                         Shares      Amount     Shares     Amount
                          Class III:                    ---------  -----------  -------  ----------
         Shares sold                                    1,128,656  $11,785,097  597,030  $5,719,988
         Shares issued to shareholders in reinvestment
           of distributions                                18,900      198,640  171,255   1,632,167
         Shares repurchased                                (2,995)     (31,271)  (3,659)    (35,507)
                                                        ---------  -----------  -------  ----------
         Net increase                                   1,144,561  $11,952,466  764,626  $7,316,648
                                                        =========  ===========  =======  ==========

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                                                     Net Unrealized
         Settlement                                                                                   Appreciation
            Date                    Deliver/Receive                 Units of Currency     Value      (Depreciation)
         ----------  ---------------------------------------------  -----------------  ------------  --------------
           Buys
           4/17/03   EUR                                                  3,500,000     $3,400,180     $ 307,755
                                                                                                       =========
           Sales
           4/17/03   JPY                                                390,425,000     $3,329,922     $(237,497)
                                                                                                       =========

      CURRENCY ABBREVIATIONS:
      EUR - Euro
      JPY - Japanese Yen

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 86.8%
               AUSTRALIA -- 3.6%
      414,900  Amcor Ltd                                                   2,024,932
    1,393,304  Brazin Ltd                                                  1,611,753
      371,875  Brian McGuigan Wines Ltd                                      942,298
      480,797  Consolidated Rutile Ltd                                       270,144
    2,420,614  David Jones Ltd                                             1,466,735
       32,000  Foodland Associated Ltd*                                      331,391
      797,045  Insurance Australia Group Ltd                               1,404,967
      654,372  John Fairfax Holdings Ltd                                   1,088,592
      201,000  Lihir Gold Ltd*                                               135,079
        6,000  Lihir Gold Ltd ADR+*                                           81,594
      744,781  Lion Nathan Ltd                                             2,125,160
    1,508,112  MIM Holdings Ltd                                              988,585
      371,000  Oil Search Ltd*                                               177,798
      608,500  Pacifica Group Ltd                                          1,340,769
      825,000  Pasminco Ltd(a)*                                                   --
      501,000  Sons of Gwalia Ltd                                          1,299,846
                                                                        ------------
                                                                          15,289,643
                                                                        ------------
               AUSTRIA -- 0.9%
       14,550  Erste Bank Der Oesterreichischen Sparkassen AG                974,871
       26,248  Oesterreichische Brau Beteiligungs AG                       1,356,573
       15,480  OMV AG                                                      1,381,492
                                                                        ------------
                                                                           3,712,936
                                                                        ------------
               BELGIUM -- 1.0%
          167  Cie Francois D'Enterprises                                     37,669
       35,300  Fortis NV*                                                    634,561
       40,820  Omega Pharma SA                                             1,801,448
       21,490  Solvay Et Cie                                               1,486,858
        5,006  Unibra SA                                                     363,785
                                                                        ------------
                                                                           4,324,321
                                                                        ------------
               BRAZIL -- 0.7%
      479,600  Cia de Concessoes Rodoviarias*                              1,500,133
   49,060,000  Cia Saneamento Basico SAO PA                                1,376,235
                                                                        ------------
                                                                           2,876,368
                                                                        ------------

              See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CANADA -- 4.1%
      525,000  Atacama Minerals Corp*                                        198,558
      440,000  Hudson's Bay Co                                             2,180,256
       73,800  Inco Ltd*                                                   1,334,077
       90,600  KAP Resources Ltd(a)*                                             581
      479,100  Norske Skog Canada Ltd*                                     1,765,913
       20,000  Placer Dome Inc                                               199,359
       14,000  Rothmans Inc                                                  291,756
    1,000,000  SFK Pulp Fund*                                              6,858,974
      260,300  Teck Corp Class B                                           1,745,345
      237,600  Tembec Inc*                                                 1,777,431
      153,400  Timberwest Forest Corp                                      1,258,667
                                                                        ------------
                                                                          17,610,917
                                                                        ------------
               FINLAND -- 2.6%
      160,000  Asko Oyj                                                    3,240,233
      216,900  Aspocomp Group Oyj*                                         1,086,968
      252,000  Jaakko Poyry Group                                          3,758,945
      297,300  Metso Oyj                                                   3,297,567
                                                                        ------------
                                                                          11,383,713
                                                                        ------------
               FRANCE -- 5.5%
       39,100  Assurances Generales de France (Bearer)                     1,537,266
        6,800  Bail-Investissement                                           914,954
       22,800  BIC SA                                                        872,038
       20,216  Buffalo Grill                                                 317,213
      391,900  Canal Plus                                                  1,783,321
        7,012  Christian Dalloz*                                             529,503
        7,320  Christian Dior SA                                             237,257
       44,100  Cie Generale D'Optique Essilor International SA             1,734,280
       10,356  Clarins                                                       446,870
        5,900  Compagnie Fonciere Klepierre                                  691,443
        9,407  Credit National                                               710,359
        7,250  Damart SA                                                     696,787
        6,450  Damartex SA*                                                   72,743
        3,700  Etablissements Economiques du Casino Guichard-Perrachon
                 SA                                                          261,984
      369,100  Eurotunnel SA Units (Bearer)*                                 322,159
      161,900  Fimatex*                                                      279,445
        6,300  Gaumont SA*                                                   284,207

2             See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FRANCE -- CONTINUED
       55,200  GFI Industries SA                                             952,770
       90,469  GrandVision SA                                              1,490,546
        4,444  Groupe Partouche                                              326,431
        9,000  Guyenne et Gascogne SA                                        759,944
        5,400  Imetal                                                        704,868
        9,100  Lagardere Groupe                                              353,137
        1,351  SAGA*                                                          50,347
       18,500  Seb SA                                                      1,416,964
       34,169  Societe Eurafrance SA                                       1,564,895
       41,203  Sophia (EX-SFI)                                             1,232,841
        4,600  SPIE Batignolles                                              211,576
       51,872  Virbac SA                                                   1,424,384
       34,100  Worms et Compagnie SA                                         548,112
       42,400  Zodiac SA                                                     935,172
                                                                        ------------
                                                                          23,663,816
                                                                        ------------
               GERMANY -- 5.7%
        8,028  Aareal Bank AG*                                               130,299
       26,600  Adidas Salomon AG                                           1,896,497
       98,200  Bilfinger & Berger                                          2,109,074
        2,650  Brau und Brunnen*                                              97,197
       88,600  Commerzbank AG                                                965,348
      190,200  Continental AG*                                             3,087,057
      100,007  Fraport AG Frankfurt Airport Services Worldwide             2,442,114
       78,200  Gildemeister AG                                               521,497
       85,673  K&S AG                                                      1,638,380
      160,500  Lufthansa AG*                                               2,032,064
      119,840  Repower Systems AG*                                         3,149,726
       73,600  Stada Arzneimittel AG                                       2,908,835
       64,900  Stinnes AG                                                  2,068,541
      100,622  Sudzucker AG                                                1,667,692
                                                                        ------------
                                                                          24,714,321
                                                                        ------------
               GREECE -- 0.1%
       45,000  Greek Organization of Football Prognostics SA                 459,850
                                                                        ------------
               HONG KONG -- 3.0%
      843,401  Akai Holdings Ltd(a)(b)*                                        1,081

              See accompanying notes to the financial statements.              3

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               HONG KONG -- CONTINUED
    1,757,000  Amoy Properties Ltd                                         1,802,063
    1,080,000  Goldlion Holdings Ltd                                          65,770
    2,092,325  Great Eagle Holdings Ltd                                    1,864,327
    2,083,000  Hang Lung Development Co Ltd                                1,882,724
      228,650  Hanison Construction Holdings Ltd*                              7,329
    5,298,800  HKR International Ltd*                                      1,080,147
    2,266,993  Hysan Development Co Ltd                                    2,005,430
      145,200  Jardine Matheson Holdings Ltd                                 842,160
      329,000  Liu Chong Hing Bank Ltd                                       301,585
    3,186,490  New World Development Co Ltd                                2,083,488
      918,000  Orient Overseas International Ltd                             411,926
    1,104,000  South China Morning Post Ltd                                  470,618
                                                                        ------------
                                                                          12,818,648
                                                                        ------------
               INDIA -- 0.1%
      385,000  Aptech Ltd GDR*                                               221,375
       18,200  Videsh Sanchar Nigam Ltd ADR                                   96,642
                                                                        ------------
                                                                             318,017
                                                                        ------------
               INDONESIA -- 0.3%
      279,000  International Nickel*                                         163,840
    9,084,000  Surya Citra Media                                           1,154,094
                                                                        ------------
                                                                           1,317,934
                                                                        ------------
               IRELAND -- 1.5%
      493,173  Anglo Irish Bank Corp                                       3,116,403
        8,028  DePfa Bank Plc                                                425,145
    1,307,600  Fyffes Plc                                                  1,876,079
      246,000  Greencore Group                                               646,556
      379,440  IFG Group Plc                                                 446,540
                                                                        ------------
                                                                           6,510,723
                                                                        ------------
               ITALY -- 2.7%
      839,000  Banca Intesa SPA                                            2,048,790
      209,800  Benetton Group SPA                                          2,436,090
      174,200  Buzzi Unicem SPA                                            1,230,033
        9,700  Davide Campari-Milano Spa*                                    294,896

4             See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               ITALY -- CONTINUED
      663,800  ERG SPA                                                     2,356,579
        3,400  Ericsson SPA                                                   75,524
       57,716  Grouppo Editoriale L'Espresso                                 197,541
      718,852  Locazione Attrezzature SPA                                    453,301
      130,700  Marzotto (Gaetano&figli) SPA                                  735,739
       30,000  Pagnossin SPA                                                  66,786
      212,000  Parmalat Finanziaria SPA                                      615,409
      385,900  Rinascente per l'Esercizio di Grandi Magazzini SPA          1,275,384
                                                                        ------------
                                                                          11,786,072
                                                                        ------------
               JAPAN -- 22.4%
      112,000  Arisawa Manufacturing                                       2,172,648
      600,000  Bank of Yokohama                                            2,429,047
      106,300  Cawachi Ltd                                                 8,068,992
      600,000  Central Glass Co Ltd                                        3,137,520
      144,300  CSK Corp                                                    5,221,161
      365,000  Daikin Industries Ltd                                       6,449,416
      416,000  Dainippon Pharmaceutical Co Ltd                             4,041,935
      375,000  Daito Trust Construction Co Ltd                             7,669,844
      105,000  Funai Electric Co Ltd                                      11,486,105
      259,400  Izumi Co Ltd                                                3,651,487
    1,050,000  JACCS Co                                                    3,480,369
      129,500  Koei Co Ltd                                                 3,779,109
       98,600  Kose Corp                                                   3,110,226
    1,250,000  Nippon Paint Co                                             3,025,766
      240,000  Nissin Company Ltd                                          1,831,907
      210,000  Okamura Corp                                                1,062,708
        1,100  Orix REIT Inc*                                              4,583,140
      200,000  Sanyo Chemical Industries                                   1,379,834
    1,085,000  Showa Shell Sekiyu                                          6,588,791
      900,000  Sumitomo Realty and Development Co Ltd                      4,759,415
      265,000  Tokai Rubber Industries                                     2,362,459
      110,000  Tokyo Style Co Ltd                                            945,389
      480,000  Toyo Suisan Kaisha                                          4,886,434
                                                                        ------------
                                                                          96,123,702
                                                                        ------------
               MEXICO -- 0.4%
    1,346,700  Grupo Imsa SA                                               1,836,780
                                                                        ------------

              See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               NETHERLANDS -- 1.2%
        3,760  Fugro NV                                                      180,684
       14,704  Geveke                                                        351,853
       97,365  Hagemeyer NV                                                1,093,313
       49,800  Imtech NV                                                     825,377
       53,050  Kas Bank NV                                                   801,202
       27,200  Laurus NV*                                                     27,209
       36,021  Nutreco Holding NV                                            808,961
       54,741  Vendex NV                                                     569,056
       12,604  VNU NV                                                        309,019
       25,263  Wegener Arcade NV                                             148,653
                                                                        ------------
                                                                           5,115,327
                                                                        ------------
               NEW ZEALAND -- 0.5%
      230,000  Air New Zealand Class B*                                       64,522
    1,207,475  Evergreen Forests Ltd*                                        299,214
    1,927,200  Tourism Holdings Ltd                                          819,967
    1,376,000  Tranz Rail Holdings Ltd*                                    1,125,860
                                                                        ------------
                                                                           2,309,563
                                                                        ------------
               NORWAY -- 1.8%
      203,900  Ekornes AS                                                  2,327,996
      275,300  Hydralift ASA                                               1,538,703
      175,300  Nordlandsbanken                                             1,280,004
       51,800  Norske Skogindustrier AS Class A                              749,588
       60,500  Ocean RIG ASA*                                                 26,506
      900,300  PAN Fish ASA*                                                 298,809
       41,400  Prosafe ASA*                                                  604,588
      132,800  Smedvig A/S Class A                                           754,586
                                                                        ------------
                                                                           7,580,780
                                                                        ------------
               SINGAPORE -- 1.2%
    2,003,000  Allgreen Properties Ltd                                     1,327,817
    1,233,800  Singapore Land Ltd                                          2,270,387
    1,400,000  United Overseas Land                                        1,408,121
                                                                        ------------
                                                                           5,006,325
                                                                        ------------

              See accompanying notes to the financial statements.
6

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SOUTH AFRICA -- 0.9%
    9,202,800  Allan Gray Property Trust                                   1,987,381
   10,317,337  Marriott Property Fund                                      1,688,229
      123,700  Western Areas Gold Mining Co Ltd*                             388,346
                                                                        ------------
                                                                           4,063,956
                                                                        ------------
               SOUTH KOREA -- 2.6%
      100,000  Asia Cement Co Ltd                                          1,917,717
      225,000  Dongkuk Steel Mill                                            917,259
      263,920  Handsome Corp                                               2,371,426
       30,000  Hanil Cement Manufacturing                                    848,621
       75,000  Hanmi Pharmaceutical Industrial Co. Ltd                     1,372,769
      113,270  Korea Electric Terminal Co                                  1,677,446
       50,000  Sam Yang                                                      852,781
        2,490  Samil Pharmaceutical Co                                        65,567
      240,000  Woongjin.com Co Ltd                                           997,379
                                                                        ------------
                                                                          11,020,965
                                                                        ------------
               SPAIN -- 2.4%
       64,000  Actividades de Construccion y Servicios SA                  1,745,489
       60,000  Aguas de Barcelona                                            594,304
       70,000  Amadeus Global Travel Distribution                            381,002
       10,000  Cia de Distribucion Integral Logista SA                       192,708
      137,000  Cortefiel SA                                                  513,240
       90,000  FENOSA SA                                                   1,113,879
      106,800  Gas Natural SDG SA                                          1,933,478
       70,000  Red Electrica de Espana                                       690,609
       74,400  Tabacalera SA Class A                                       1,677,444
      265,034  Uralita SA                                                  1,465,942
                                                                        ------------
                                                                          10,308,095
                                                                        ------------
               SWEDEN -- 2.3%
      110,300  Autoliv Inc SDR                                             2,402,833
      124,000  Billerud AB                                                 1,169,014
      170,500  PerBio Science AB*                                          2,651,746
      324,200  SAAB AB Class B                                             3,505,369
                                                                        ------------
                                                                           9,728,962
                                                                        ------------

              See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SWITZERLAND -- 2.5%
        2,500  Belimo Automation AG                                          691,367
       16,470  Bobst Group AG (Registered)*                                  527,909
          700  Eichhof Holding AG                                            300,870
        2,120  Forbo Holdings AG (Registered)                                635,725
        6,110  Geberit International AG*                                   1,710,059
        4,990  Helvetia Patria Holding                                       548,662
        2,600  Hero AG                                                       276,347
        1,000  Jelmoli (Bearer)                                              798,987
        3,250  Jelmoli (Registered)                                          513,278
       24,970  Lonza Group AG                                              1,594,060
        6,250  Merkur Holding AG (Registered)                              1,249,459
        1,000  Schaffner Holding AG (Registered)                             157,932
        2,220  Sika Finanz AG (Bearer)                                       561,417
        3,880  Unique Zurich Airport*                                        253,384
        1,480  Valiant Holding                                               981,308
                                                                        ------------
                                                                          10,800,764
                                                                        ------------
               THAILAND -- 0.1%
      588,900  Electricity Generating Pcl (Foreign Registered)               519,946
                                                                        ------------
               UNITED KINGDOM -- 16.4%
      984,540  Aggregate Industries Plc                                    1,180,313
      175,000  Alliance & Leicester Plc                                    2,356,509
      161,800  Alliance Unichem Plc                                        1,439,158
      600,000  Amey Plc                                                    1,067,361
      574,400  BICC Group                                                  1,750,423
      549,800  Bodycote International Plc                                  1,233,204
      348,600  BPB Industries Plc                                          1,677,065
      200,000  Brambles Industries Plc                                       726,270
      866,436  Caradon Plc                                                 1,628,452
      839,100  Carphone Warehouse Group Plc*                               1,070,853
      402,711  Cattle's Plc                                                1,931,156
      130,000  Computacenter Plc                                             492,688
      260,000  Cookson Group Plc                                             119,653
      463,424  Crest Nicholson                                             1,652,387
      696,493  FKI Plc                                                     1,174,371
      200,000  Galen Holdings Plc                                          1,345,803
      127,400  Imperial Tobacco Group Plc                                  2,124,469

8             See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
      311,700  Jarvis Plc                                                  1,301,856
      850,000  John Wood Group Plc*                                        2,721,771
    1,540,000  Kidde Plc                                                   1,572,269
      262,344  Kier Group Plc                                              2,384,192
      205,000  Kingston Communications Plc*                                  174,413
       60,376  Lonmin Plc                                                    821,882
      362,200  Matalan Plc                                                 1,344,689
      314,600  Misys Plc                                                   1,099,840
      235,000  Morgan Crucible                                               267,188
      209,800  Mothercare Plc                                                486,809
      220,300  Northern Rock Plc                                           2,460,447
    1,050,000  PHS Group Plc                                               1,413,093
      220,000  Premier Farnell Plc                                           655,112
      135,000  Provident Financial Plc                                     1,169,456
      405,000  Rank Group Plc                                              1,663,343
      323,700  Rexam Plc                                                   2,233,263
      750,000  RM Plc                                                        916,538
      629,300  Smith (David S.) Holdings Plc                               1,392,054
      230,000  Smith (WH) Group Plc                                        1,201,671
      689,300  Somerfield Plc                                              1,122,258
      234,800  Southwest Water                                             2,462,578
      155,000  SSL International Plc                                         751,677
      288,600  Tate & Lyle                                                 1,638,418
      550,300  Tomkins Plc                                                 2,060,047
       90,000  Travis Perkins Plc                                          1,433,976
      195,000  Trinity Mirror Plc                                          1,176,417
      780,000  TT Group Plc                                                1,659,050
      230,700  Ultra Electronics Holdings                                  1,605,914
      315,000  Viridian Group Plc                                          2,404,695
      388,100  Westbury Plc                                                2,122,244
      165,100  William Hill Plc*                                             658,914
      167,800  Wolseley                                                    1,528,866
      245,000  Yorkshire Water                                             1,468,588
                                                                        ------------
                                                                          70,343,663
                                                                        ------------

              See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               UNITED STATES -- 0.3%
       77,000  Freeport-McMoran Copper & Gold*                             1,262,030
                                                                        ------------

               TOTAL COMMON STOCKS (COST $381,180,793)                   372,808,137
                                                                        ------------
               PREFERRED STOCKS -- 1.9%
               AUSTRALIA -- 0.2%
    1,150,000  Village Roadshow Ltd                                          608,138
                                                                        ------------
               BRAZIL -- 0.3%
      370,000  Tele Centro Oeste Celular SA ADR                            1,172,900
                                                                        ------------
               FRANCE -- 0.1%
        6,800  Etablissements Economiques du Casino Guichard Perrachon       352,111
                                                                        ------------
               GERMANY -- 1.1%
       37,530  Dyckerhoff AG (Non Voting) 11.72%                             355,175
       15,686  Koegel Fahrzeugwerke AG*                                       50,765
       10,000  Rheinmetall AG 2.51%                                          196,140
       57,826  Rheinmetall AG 3.92%                                          737,229
       10,000  Villeroy & Boch AG (Non Voting) 5.78%                          99,051
      100,000  Volkswagen AG 5.30%                                         3,197,082
                                                                        ------------
                                                                           4,635,442
                                                                        ------------
               ITALY -- 0.0%
       10,000  IFI Istituto Finanziario Industries 4.82%                     157,304
                                                                        ------------
               SOUTH KOREA -- 0.2%
       21,760  Samsung SDI Co Ltd 3.63%                                    1,037,354
                                                                        ------------

               TOTAL PREFERRED STOCKS (COST $8,343,493)                    7,963,249
                                                                        ------------
               CONVERTIBLE SECURITIES -- 0.1%
               JAPAN -- 0.1%
$  80,000,000  UMC Japan, 144A, Zero Coupon, due 03/26/07                    570,150
                                                                        ------------

               TOTAL CONVERTIBLE SECURITIES (COST $614,981)                  570,150
                                                                        ------------

              See accompanying notes to the financial statements.
10

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               RIGHTS AND WARRANTS -- 0.0%
               SINGAPORE -- 0.0%
       60,000  United Overseas Land Warrants, Expires 6/12/04*                22,288
                                                                        ------------

               TOTAL RIGHTS AND WARRANTS (COST $18,234)                       22,288
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 5.7%
               CASH EQUIVALENTS -- 5.7%
$  24,300,000  Royal Bank of Canada Time Deposit, 1.81%, due 9/03/02      24,300,000
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $24,300,000)            24,300,000
                                                                        ------------
               TOTAL INVESTMENTS -- 94.5%
               (Cost $414,457,501)                                       405,663,824

               Other Assets and Liabilities (net) -- 5.5%                 23,756,778
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $429,420,602
                                                                        ============

               NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

GDR - Global Depository Receipt

NVDR - Non-Voting Depositary Receipt

SDR - Swedish Depository Receipt

*    Non-income producing security.

+ Direct placement securities are restricted as to resale. They have been valued at fair value by the Trustees after consideration of restricitions as to resale, financial condition and prospects of the issuer, general market conditions, and pertinent information in accordance with the Fund's By-Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to those restricted securities.

              See accompanying notes to the financial statements.             11

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

Additional information on each restricted security is as follows:

                                                                         MARKET
                                                                       VALUE AS A      MARKET
                                                                       PERCENTAGE   VALUE AS OF
                                           ACQUISITION   ACQUISITION   OF FUND'S     AUGUST 31,
                   ISSUER, DESCRIPTION        DATE          COST       NET ASSETS       2002
                   -------------------     -----------   -----------   ----------   ------------
                   Lihir Gold Ltd ADR         7/03/00      $47,302        0.02%       $81,594

(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(b)  Bankrupt issuer.

12            See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

At August 31, 2002, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
--------------------------------------------------------------------
Industrials                                                    22.1%
Consumer Discretionary                                         20.7
Financials                                                     18.2
Materials                                                      14.6
Consumer Staples                                                8.6
Health Care                                                     5.1
Energy                                                          4.3
Utilities                                                       3.3
Information Technology                                          2.7
Telecommunication Services                                      0.4
                                                              -----
                                                              100.0%
                                                              =====

              See accompanying notes to the financial statements.             13

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $414,457,501) (Note 1)         $405,663,824
   Cash                                                             21,768
   Foreign currency, at value (cost $24,267,176) (Note 1)       24,222,932
   Receivable for investments sold                               1,150,898
   Dividends and interest receivable                               806,683
   Foreign taxes receivable                                         99,173
   Receivable for expenses reimbursed by Manager (Note 2)           32,519
                                                              ------------

      Total assets                                             431,997,797
                                                              ------------

LIABILITIES:
   Payable for investments purchased                             2,227,387
   Payable to affiliate for (Note 2):
      Management fee                                               246,621
      Shareholder service fee                                       45,844
   Accrued expenses                                                 57,343
                                                              ------------

      Total liabilities                                          2,577,195
                                                              ------------
NET ASSETS                                                    $429,420,602
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $436,432,714
   Accumulated undistributed net investment income               2,209,444
   Accumulated net realized loss                                  (386,714)
   Net unrealized depreciation                                  (8,834,842)
                                                              ------------
                                                              $429,420,602
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $228,209,119
                                                              ============
   Class IV shares                                            $201,211,483
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    23,093,092
                                                              ============
   Class IV                                                     20,349,674
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $       9.88
                                                              ============
   Class IV                                                   $       9.89
                                                              ============

14            See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $464,792)           $  3,483,479
   Interest                                                        287,602
                                                              ------------
         Total income                                            3,771,081
                                                              ------------
EXPENSES:
   Management fee (Note 2)                                         972,523
   Custodian fees                                                  131,284
   Audit fees                                                       18,676
   Transfer agent fees                                              13,984
   Legal fees                                                        3,590
   Trustees fees (Note 2)                                            1,838
   Registration fees                                                   736
   Miscellaneous                                                     1,930
   Fees reimbursed by Manager (Note 2)                            (170,108)
                                                              ------------
                                                                   974,453
   Shareholder service fee (Note 2) - Class III                    156,551
   Shareholder service fee (Note 2) - Class IV                      34,565
                                                              ------------
      Net expenses                                               1,165,569
                                                              ------------
         Net investment income                                   2,605,512
                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                 (157,984)
      Foreign currency, forward contracts and foreign
      currency related transactions                              1,095,727
                                                              ------------
         Net realized gain                                         937,743
                                                              ------------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                              (13,671,555)
      Foreign currency, forward contracts and foreign
      currency related transactions                                  9,082
                                                              ------------
         Net unrealized loss                                   (13,662,473)
                                                              ------------
      Net realized and unrealized loss                         (12,724,730)
                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(10,119,218)
                                                              ============

              See accompanying notes to the financial statements.             15

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  2,605,512      $  1,412,935
   Net realized gain                                            937,743           135,673
   Change in net unrealized appreciation (depreciation)     (13,662,473)        3,585,081
                                                           ------------      ------------

   Net increase (decrease) in net assets from
    operations                                              (10,119,218)        5,133,689
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                                      --        (2,447,282)
                                                           ------------      ------------
      Total distributions from net investment income                 --        (2,447,282)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                              76,614,336        85,636,249
      Class IV                                              213,359,202                --
                                                           ------------      ------------
   Increase in net assets resulting from net share
    transactions                                            289,973,538        85,636,249
                                                           ------------      ------------

      Total increase in net assets                          279,854,320        88,322,656
NET ASSETS:
   Beginning of period                                      149,566,282        61,243,626
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $2,209,444 and
    overdistributed net investment income of $396,068,
    respectively)                                          $429,420,602      $149,566,282
                                                           ============      ============

16            See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                    SIX MONTHS ENDED       FEBRUARY 28,
                                                    AUGUST 31, 2002   -----------------------
                                                      (UNAUDITED)        2002         2001
                                                    ----------------  -----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD                    $   9.59       $   9.68     $ 10.00+
                                                        --------       --------     -------

Income from investment operations:
   Net investment income                                    0.11           0.15        0.06
   Net realized and unrealized gain (loss)                  0.18(b)        0.00(c)    (0.33)(b)
                                                        --------       --------     -------

      Total from investment operations                      0.29           0.15       (0.27)
                                                        --------       --------     -------

Less distributions to shareholders:
   From net investment income                                 --          (0.24)      (0.05)
                                                        --------       --------     -------

      Total distributions                                     --          (0.24)      (0.05)
                                                        --------       --------     -------
NET ASSET VALUE, END OF PERIOD                          $   9.88       $   9.59     $  9.68
                                                        ========       ========     =======
TOTAL RETURN(a)                                             3.02%**        1.59%      (2.64)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                    $228,209       $149,566     $61,244
   Net expenses to average daily net assets                 0.85%*         0.86%(d)     0.85%*
   Net investment income to average daily net
     assets                                                 2.14%*         1.48%       1.08%*
   Portfolio turnover rate                                     9%            17%         16%
   Fees and expenses reimbursed by the Manager to
     average daily net assets                               0.13%          0.26%       0.43%

+    Period from June 30, 2000 (commencement of operations) to February 28,
     2001.
*    Annualized
**   Not annualized.
(a) Total return would have been lower had certain expenses not been reimbursed during the period shown.
(b) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)  Net realized and unrealized loss was less than $0.01 per share
(d) Includes transfer taxes not reimbursed by the Manager, which approximate .01% of average daily net assets.

              See accompanying notes to the financial statements.             17

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   PERIOD FROM
                                                                  JUNE 14, 2002
                                                                  (COMMENCEMENT
                                                              OF OPERATIONS) THROUGH
                                                                 AUGUST 31, 2002
                                                                   (UNAUDITED)
                                                              ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  10.60
                                                                     --------

Income from investment operations:
   Net investment income                                                 0.02
   Net realized and unrealized loss                                     (0.73)
                                                                     --------

      Total from investment operations                                  (0.71)
                                                                     --------
NET ASSET VALUE, END OF PERIOD                                       $   9.89
                                                                     ========
TOTAL RETURN(a)                                                         (6.70)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                 $201,211
   Net expenses to average daily net assets                              0.80%*
   Net investment income to average daily net assets                     1.06%*
   Portfolio turnover rate                                                  9%
   Fees and expenses reimbursed by the Manager to average
     daily net assets                                                    0.13%

*    Annualized
**   Not annualized.
(a) Total return would have been lower had certain expenses not been reimbursed during the period shown.

18            See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Foreign Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in a diversified portfolio of equity securities of non-U.S. issuers. The Fund's benchmark is the Salomon Smith Barney EMI World Ex-U.S. Index.

      Throughout the six months ended August 31, 2002, the Fund had one class of shares outstanding: Class III. Effective June 14, 2002, the Fund also had Class IV shares outstanding. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Shares of investment trusts and other Funds of the Trust are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no forward foreign currency contracts outstanding as of August 31, 2002.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold
      (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2002 there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premuims paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2002 there were no open purchased option contracts.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2002, there were no outstanding futures contracts.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS
      The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in the price of the security or index underlying these transactions. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreements. The Fund earns interest on cash set aside for collateral. At August 31, 2002, there were no open swap agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country tax treaty with the United States.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

      Income dividends and capital gain distrbutions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $506,847 and $777,168 expiring in 2009 and 2010, respectively. The Fund has elected to defer to March 1, 2002 post-October capital losses of $336,639.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .70% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .10% for Class IV shares.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002, was $1,838. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002 aggregated $272,440,552 and $22,074,497, respectively.

      At August 31, 2002 the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $414,457,501     $24,182,007       $(32,975,684)    $(8,793,677)

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 55.1% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2002             Year Ended
                                                              (Unaudited)           February 28, 2002
                                                        ------------------------  ----------------------
                                                          Shares       Amount      Shares      Amount
         Class III:                                     ----------  ------------  ---------  -----------
         Shares sold                                    11,073,214  $112,257,193  9,093,131  $84,040,770
         Shares issued to shareholders
           in reinvestment of distributions                     --            --    173,775    1,595,479
         Shares repurchased                             (3,571,429)  (35,642,857)        --           --
                                                        ----------  ------------  ---------  -----------
         Net increase                                    7,501,785  $ 76,614,336  9,266,906  $85,636,249
                                                        ==========  ============  =========  ===========

                                                                  Period from June 17, 2002
                                                                       (commencement of
                                                                         operations)
                                                                   through August 31, 2002
                                                                  --------------------------
                                                                    Shares        Amount
         Class IV:                                                -----------  -------------
         Shares sold                                              20,349,674   $213,359,202
         Shares issued to shareholders in reinvestment of
           distributions                                                  --             --
         Shares repurchased                                               --             --
                                                                  ----------   ------------
         Net increase                                             20,349,674   $213,359,202
                                                                  ==========   ============

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                       DEBT OBLIGATIONS -- 29.8%
                       ALBANIA -- 1.1%
USD        15,681,227  Republic of Albania Par Bond, Zero Coupon, due
                         08/31/25                                             3,214,652
                                                                           ------------
                       AUSTRIA -- 1.9%
GBP           500,000  Bank Austria AG Series EMTN, 8.38%, due 11/04/11         906,406
USD         4,175,000  Bank Austria AG, 144A, 7.25%, due 02/15/17             4,674,330
                                                                           ------------
                                                                              5,580,736
                                                                           ------------
                       BRAZIL -- 0.9%
USD        10,000,000  Brazil Discount Bond, Principal Strip, Series D1A,
                         0.00%, due 04/15/24(a)                               2,766,273
                                                                           ------------
                       CAYMAN ISLANDS -- 1.9%
CAD         4,000,000  Government of Canada (Cayman), 7.25%, due 06/01/08     2,858,974
USD         3,000,000  Pemex Finance Ltd. Series MKWL, AMBAC 144A, 6.30%,
                         due 05/15/10                                         3,043,710
                                                                           ------------
                                                                              5,902,684
                                                                           ------------
                       CHILE -- 0.3%
USD           750,000  Banco Santander, Series MBIA, 6.50%, due 11/01/05        799,427
                                                                           ------------
                       LUXEMBOURG -- 2.2%
USD         8,000,000  Tyco International Group SA, 5.80%, due 08/01/06       6,640,000
                                                                           ------------
                       UNITED STATES -- 21.5%
                       CORPORATE DEBT -- 0.5%
USD         1,600,000  Ford Motor Credit, 7.25%, due 10/25/11                 1,531,472
                                                                           ------------
                       U.S. GOVERNMENT -- 12.5%
USD        10,100,000  U.S. Treasury 0.00% Receipts, due 02/15/10(a)          7,047,009
USD        10,100,000  U.S. Treasury 0.00% Receipts, due 02/15/12(a)          6,178,857
USD        10,100,000  U.S. Treasury 0.00% Receipts, due 08/15/12(a)          5,973,303
USD        16,702,650  U.S. Treasury Inflation Indexed Note, 3.63%, due
                         01/15/08(b)                                         18,057,131
                                                                           ------------
                                                                             37,256,300
                                                                           ------------

              See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCY -- 8.5%
USD        25,000,000  Federal National Mortgage Association, TBA, 6.00%,
                         due 10/01/31                                        25,406,250
                                                                           ------------

                       TOTAL UNITED STATES                                   64,194,022
                                                                           ------------

                       TOTAL DEBT OBLIGATIONS (COST $87,046,097)             89,097,794
                                                                           ------------

           SHARES
        -------------
                       MUTUAL FUNDS -- 74.1%
            8,257,272  GMO Alpha LIBOR Fund(c)                              211,881,589
            1,067,977  GMO Emerging Country Debt Fund, Class III              9,526,355
                                                                           ------------
                       TOTAL MUTUAL FUNDS (COST $227,284,541)               221,407,944
                                                                           ------------

          PRINCIPAL
           AMOUNT
        -------------
                       CALL OPTIONS PURCHASED -- 1.0%
                       CROSS CURRENCY OPTIONS -- 1.0%
EUR        77,800,000  Euro Call/USD Put, Expires 09/19/02, Strike .95        2,372,900
GBP        11,100,000  GBP Call/JPY Put, Expires 04/14/03, Strike 181.00        362,150
USD         8,600,000  JPY Call/USD Put, Expires 07/03/03, Strike 117.30        327,847
                                                                           ------------
                                                                              3,062,897
                                                                           ------------

                       TOTAL CALL OPTIONS PURCHASED (COST $2,455,138)         3,062,897
                                                                           ------------
                       PUT OPTIONS PURCHASED -- 0.1%
                       CROSS CURRENCY OPTIONS -- 0.1%
GBP        19,500,000  GBP Put/USD Call, Expires 06/05/03, Strike 1.43          214,168
                                                                           ------------

                       TOTAL PUT OPTIONS PURCHASED (COST $796,887)              214,168
                                                                           ------------

              See accompanying notes to the financial statements.
2

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

           SHARES/
        PAR VALUE ($)  DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                       PREFERRED STOCKS -- 2.3%
                       UNITED STATES -- 2.3%
               10,000  Home Ownership Funding 2 Preferred 144A, 13.338%       6,732,940
                                                                           ------------

                       TOTAL PREFERRED STOCKS (COST $6,837,197)               6,732,940
                                                                           ------------
                       SHORT-TERM INVESTMENTS -- 0.3%
                       CASH EQUIVALENTS -- 0.1%
              113,081  Dreyfus Money Market Fund(d)                             113,081
USD           102,830  Harris Trust & Savings Bank Eurodollar Time
                         Deposit, 1.80%, due 9/18/02(d)                         102,830
               66,839  Merrimac Money Market Fund(d)                             66,839
                                                                           ------------
                                                                                282,750
                                                                           ------------
                       REPURCHASE AGREEMENTS -- 0.2%
USD           433,630  Morgan Stanley Dean Witter & Co. Repurchase
                       Agreement, dated 8/30/02, due 9/3/02, with a
                       maturity value of $433,671, and an effective yield
                       of 0.85%, collateralized by a U.S. Treasury Bond
                       with a rate of 0.00%, maturity date of 11/15/14,
                       and a market value, including accrued interest of
                       $444,787.                                                433,630
                                                                           ------------

                       TOTAL SHORT-TERM INVESTMENTS (COST $716,380)             716,380
                                                                           ------------
                       TOTAL INVESTMENTS -- 107.6%
                       (Cost $325,136,240)                                  321,232,123

                       Other Assets and Liabilities (net) -- (7.6%)         (22,569,163)
                                                                           ------------
                       TOTAL NET ASSETS -- 100.0%                          $298,662,960
                                                                           ============

              See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation

EMTN - Euromarket Medium Term Note

MBIA - Insured as to the payment of principal and interest by Municipal Bond Insurance Association

TBA - To Be Announced (Note 1)

CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
SEK - Swedish Krona
USD - United States Dollar

(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

(c) All or a portion of this security has been segregated to cover collateral requirements on TBA obligations (Note 1).

(d)  Represents investment of security lending collateral (Note 1).

4             See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $276,143 (cost $325,136,240) (Note 1)                     $321,232,123
   Cash                                                                239
   Receivable for investments sold                                 218,750
   Receivable for Fund shares sold                                  70,000
   Interest receivable                                             295,103
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                              1,973,817
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                161,914
   Net receivable for open swap contracts (Notes 1 and 6)        2,104,193
   Receivable for expenses reimbursed by Manager (Note 2)           22,809
                                                              ------------
      Total assets                                             326,078,948
                                                              ------------

LIABILITIES:
   Payable for forward commitments (Note 1)                     25,335,937
   Payable upon return of securities loaned (Note 1)               282,750
   Payable to affiliate for (Note 2):
      Management fee                                                64,345
      Shareholder service fee                                       38,607
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                              1,632,966
   Accrued expenses                                                 61,383
                                                              ------------
      Total liabilities                                         27,415,988
                                                              ------------
NET ASSETS                                                    $298,662,960
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $294,990,022
   Accumulated undistributed net investment income               1,038,207
   Accumulated net realized gain                                 4,770,839
   Net unrealized depreciation                                  (2,136,108)
                                                              ------------
                                                              $298,662,960
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $298,662,960
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    27,793,901
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      10.75
                                                              ============

              See accompanying notes to the financial statements.              5

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest (including securities lending income of $1,497)   $ 2,229,356
   Dividends from investment company shares                     1,859,738
                                                              -----------
      Total income                                              4,089,094
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        398,509
   Custodian and transfer agent fees                               67,712
   Audit fees                                                      20,148
   Legal fees                                                       7,321
   Trustees fees (Note 2)                                           3,903
   Registration fees                                                2,024
   Miscellaneous                                                    2,943
   Fees reimbursed by Manager (Note 2)                            (99,911)
                                                              -----------
                                                                  402,649
   Indirectly incurred fees reimbursed by Manager (Note 2)        (24,198)
                                                              -----------
                                                                  378,451
                                                              -----------
   Shareholder service fee (Note 2) - Class III                   239,105
   Shareholder service fee reimbursed (Note 2) - Class III         (8,911)
                                                              -----------
                                                                  230,194
                                                              -----------
      Net expenses                                                608,645
                                                              -----------
         Net investment income                                  3,480,449
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                (861,528)
      Realized gains distributions from investment company
      shares                                                      682,824
      Closed futures contracts                                  1,047,739
      Closed swap contracts                                     3,341,383
      Foreign currency, forward contracts and foreign
      currency related transactions                             2,533,363
                                                              -----------

         Net realized gain                                      6,743,781
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                               3,346,874
      Open futures contracts                                     (552,896)
      Open swap contracts                                       1,777,479
      Foreign currency, forward contracts and foreign
      currency related transactions                              (428,802)
                                                              -----------

         Net unrealized gain                                    4,142,655
                                                              -----------

      Net realized and unrealized gain                         10,886,436
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $14,366,885
                                                              ===========

6             See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  3,480,449      $ 15,863,393
   Net realized gain                                          6,743,781         5,916,925
   Change in net unrealized appreciation (depreciation)       4,142,655        (9,292,020)
                                                           ------------      ------------
   Net increase in net assets from operations                14,366,885        12,488,298
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                                (174,271)      (17,797,440)
                                                           ------------      ------------
      Total distributions from net investment income           (174,271)      (17,797,440)
                                                           ------------      ------------
   Net realized gains
      Class III                                              (3,979,180)         (130,656)
                                                           ------------      ------------
      Total distributions from net realized gains            (3,979,180)         (130,656)
                                                           ------------      ------------
                                                             (4,153,451)      (17,928,096)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                             (51,589,637)      189,067,102
                                                           ------------      ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                      (51,589,637)      189,067,102
                                                           ------------      ------------
      Total increase (decrease) in net assets               (41,376,203)      183,627,304
NET ASSETS:
   Beginning of period                                      340,039,163       156,411,859
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $1,038,207 and
    overdistributed net investment income of
    $2,267,971, respectively)                              $298,662,960      $340,039,163
                                                           ============      ============

              See accompanying notes to the financial statements.              7

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   -------------------------------------------------------------
                                            (UNAUDITED)        2002        2001(D)       2000         1999        1998*
                                          ----------------  -----------  -----------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  10.39       $  10.17     $   9.64     $  10.23     $  10.60    $  10.00
                                              --------       --------     --------     --------     --------    --------
Income from investment operations:
   Net investment income                          0.12(a)+       0.77(a)+      0.62(a)+      0.62+      0.64+       0.55+
   Net realized and unrealized gain
     (loss)                                       0.39           0.07         0.73        (0.40)       (0.58)       0.66
                                              --------       --------     --------     --------     --------    --------
      Total from investment operations            0.51           0.84         1.35         0.22         0.06        1.21
                                              --------       --------     --------     --------     --------    --------
Less distributions to shareholders:
   From net investment income                    (0.01)         (0.62)       (0.82)       (0.70)       (0.12)      (0.27)
   From net realized gains                       (0.14)            --(f)        --        (0.11)       (0.31)      (0.34)
                                              --------       --------     --------     --------     --------    --------
      Total distributions                        (0.15)         (0.62)       (0.82)       (0.81)       (0.43)      (0.61)
                                              --------       --------     --------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD                $  10.75       $  10.39     $  10.17     $   9.64     $  10.23    $  10.60
                                              ========       ========     ========     ========     ========    ========
TOTAL RETURN(b)                                   4.88%++        8.53%       14.52%        2.26%        0.44%      12.16%++
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $298,663       $340,039     $156,412     $120,276     $143,703    $228,386
   Net operating expenses to average
     daily net assets                             0.38%**(e)      0.38%(e)      0.39%(e)      0.40%      0.40%      0.40%**
   Interest expense to average daily net
     assets                                         --             --           --         0.01%(c)        --         --
   Total net expenses to average daily
     net assets                                   0.38%**        0.38%        0.39%        0.41%          --          --
   Net investment income to average
     daily net assets                             2.18%**(a)      7.39%(a)      6.34%(a)      6.19%      5.97%      6.05%**
   Portfolio turnover rate                          56%           113%         181%          40%         113%         58%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.08%**        0.09%        0.12%        0.10%        0.25%       0.30%**

(a) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets from 6.70% to 6.34%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(e) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
(f)  The distribution from net realized gains was less than $0.01 per share.
+    Calculated using average shares outstanding throughout the period.
++   Not annualized.
* For the period from April 30, 1997 (commencement of operations) to February 28, 1998.
**   Annualized.

8             See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Core Plus Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks a high total return relative to its performance benchmark through investment in U.S. investment grade securities. The Fund achieves exposure to international bond and currency markets by investing, directly or through other Funds of the Trust, in a combination of foreign bond and currency derivatives, effectively adding to or subtracting from the U.S. bond return the performance of the Fund's international bond and currency investments. The Fund's benchmark is the Lehman Brothers Aggregate Bond Index.

      At August 31, 2002, 70.9% of the net assets of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. GMO Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments. At August 31, 2002, 3.2% of the Fund is invested in GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. GMO Emerging Country Debt Fund invests primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe. The financial statements of the GMO Alpha LIBOR Fund and the GMO Emerging Country Debt Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of other Funds of the Trust are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund, or an underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2002.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2002.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2002 the Fund had no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. See the Schedule of Investments for all open purchased option contracts as of August 31, 2002.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2002.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. For the six months ended August 31, 2002, the Fund had not entered into any reverse repurchase agreements.

      DELAYED DELIVERY COMMITMENTS
      The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund loaned securities having a market value of $276,143 collateralized by cash in the amount of $282,750, which was invested in short term instruments.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      The Fund elected to defer to March 1, 2002 post-October losses of $1,552,882.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on an accrual basis and is adjusted for the amortization of premium and discount. Dividend income is recorded on the ex-dividend date. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of these securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund may invest in Class III shares of the GMO Emerging Country Debt Fund and the Class III shares of the GMO Alpha LIBOR Fund ("underlying funds"). Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in the underlying funds. For the six months ended August 31, 2002, shareholder service fees incurred indirectly by the Fund were 0.006% of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) and the amount of fees and operating expenses (excluding fund expenses, as defined above) incurred indirectly by the Fund through its investment in the underlying funds exceed the management fee. For the six months ended August 31, 2002, indirect operating expenses (excluding shareholder service fees and fund expenses) and indirect investment expenses incurred by the Fund were 0.016% and 0.020% of the Fund's average daily net assets, respectively.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002 was $3,903. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      For the six months ended August 31, 2002, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                   Purchases       Sales
                                                                  ------------  ------------
         U.S. Government securities                               $176,587,500  $192,822,656
         Investments (non-U.S. Government securities)               19,109,664    66,157,419

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $325,136,240      $4,885,833       $(8,789,950)     $(3,904,117)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 88.6% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                             August 31, 2002              Year Ended
                                                               (Unaudited)             February 28, 2002
                                                        -------------------------  -------------------------
                                                          Shares        Amount       Shares        Amount
         Class III:                                     -----------  ------------  -----------  ------------
         Shares sold                                        935,470  $  9,870,900   19,956,747  $216,580,773
         Shares issued to shareholders in reinvestment
           of distributions                                 391,307     4,104,818    1,654,864    16,728,562
         Shares repurchased                              (6,264,189)  (65,565,355)  (4,254,015)  (44,242,233)
                                                        -----------  ------------  -----------  ------------
         Net increase (decrease)                         (4,937,412) $(51,589,637)  17,357,596  $189,067,102
                                                        ===========  ============  ===========  ============

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                        Net Unrealized
         Settlement                                                      Appreciation
            Date     Deliver/Receive   Units of Currency     Value      (Depreciation)
         ----------  ----------------  -----------------  ------------  --------------
            Buys
           9/17/02   AUD                     30,100,000   $16,557,167    $   399,825
           9/24/02   CAD                     38,100,000    24,403,785       (234,243)
          10/29/02   CHF                    138,500,000    92,462,781        349,292
          10/22/02   EUR                      8,100,000     7,925,243         73,184
          10/15/02   GBP                      6,800,000    10,490,052        136,845
           9/10/02   JPY                  1,060,000,000     8,945,195         54,839
                                                                         -----------
                                                                         $   779,742
                                                                         ===========
           Sales
           9/17/02   AUD                     34,600,000   $19,032,491    $   126,740
           9/24/02   CAD                     29,500,000    18,895,319       (308,721)
           9/03/02   CHF                        260,669       173,720            408
          10/29/02   CHF                      5,300,000     3,538,287         29,703
          10/22/02   EUR                    102,100,000    99,897,192       (257,352)
          10/15/02   GBP                     29,200,000    45,045,518       (496,830)
           1/13/03   HKD                     38,974,500     4,997,178         (7,763)
           9/10/02   JPY                  4,870,000,000    41,097,266       (274,789)
                                                                         -----------
                                                                         $(1,188,604)
                                                                         ===========

         FORWARD CROSS CURRENCY CONTRACTS
                                                              Net Unrealized
         Settlement    Deliver/Units of       Receive/In       Appreciation
            Date           Currency          Exchange For     (Depreciation)
         ----------   ------------------   ----------------   --------------
           9/03/02    CHF     67,875,800   EUR   46,300,000        163,743
          11/05/02    CHF     67,829,500   EUR   46,300,000        (18,541)
           9/03/02    EUR     46,300,000   CHF   68,136,469          9,976
          10/08/02    EUR     25,300,000   SEK  239,085,000        629,262
          10/08/02    SEK     37,190,400   EUR    4,000,000        (34,727)
                                                               -----------
                                                               $   749,713
                                                               ===========

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                                              Net Unrealized
         Number of                                                               Contract      Appreciation
         Contracts                  Type                    Expiration Date        Value      (Depreciation)
         ---------  -------------------------------------  ------------------  -------------  --------------

           Buys
              52    Australian Government Bond 10 Yr.      September 2002       $ 2,929,507    $    96,537
             126    Australian Government Bond 3 Yr.       September 2002         7,084,125        100,408
             616    Canadian Government Bond 10 Yr.        December 2002         41,816,923        317,873
               7    Japanese Government Bond 10 Yr.        September 2002         8,342,260         (2,407)
             101    U.S. Long Bond                         December 2002         11,078,438        105,552
             197    U.S. Treasury Note 10 Yr.              December 2002         22,020,906        125,070
              64    U.S. Treasury Note 5 Yr.               December 2002          7,115,000         24,226
                                                                                               -----------
                                                                                               $   767,259
                                                                                               ===========

           Sales
              21    Euro BOBL                              September 2002       $ 2,236,996    $    (1,814)
              35    Euro Bund                              September 2002         3,805,900         (2,199)
              39    Japanese Government Bond 10 Yr.        September 2002        46,478,303     (1,088,859)
               7    Japanese Government Bond 10 Yr.        December 2002          8,296,209          2,316
             120    Swiss Government Bond                  September 2002         9,987,339       (334,909)
              53    Swiss Government Bond                  December 2002          4,365,163        (44,490)
             114    U.K. Gilt                              December 2002         20,890,154        (58,673)
                                                                                               -----------
                                                                                               $(1,528,628)
                                                                                               ===========

      At August 31, 2002, the Fund had sufficient cash and/or securities to cover margin requirements of the relevant broker or exchange.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      WRITTEN OPTION TRANSACTIONS

                                                                    Puts                           Calls
                                                        ----------------------------  --------------------------------
                                                        Principal Amount              Principal Amount
                                                          of Contracts                  of Contracts
                                                        (000's omitted)    Premiums   (000's omitted)      Premiums
                                                        ----------------  ----------  ----------------  --------------
         Outstanding, beginning of period                          --     $     --              --       $        --
         Options written                                           --           --         143,100         6,707,775
         Options closed                                            --           --              --                --
         Options exercised                                         --           --        (143,100)       (6,707,775)
         Options expired                                           --           --              --                --
         Options sold                                              --           --              --                --
                                                           ----------     ----------     ---------       -----------
         Outstanding, end of period                                --     $     --              --       $        --
                                                           ==========     ==========     =========       ===========

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

                                                                                                   Net Unrealized
               Notional          Expiration                                                         Appreciation
                Amount              Date                          Description                      (Depreciation)
         --------------------  --------------  --------------------------------------------------  --------------
         CREDIT DEFAULT SWAPS
           126,425,696 EUR          3/31/03    Agreement with Morgan Guaranty Trust Company dated    $   24,761
                                               10/31/01 to pay .07% per year times the notional
                                               amount. The Fund receives payment only upon a
                                               default event in Belgium, the notional amount
                                               times the difference between the par value and the
                                               then-market value of Kingdom of Belgium, 5.75% due
                                               3/28/08.

            76,846,993 EUR          3/31/03    Agreement with Morgan Guaranty Trust Company dated       (39,698)
                                               05/04/01 to pay 0.07% per year times the notional
                                               amount. The Fund receives payment only upon a
                                               default event in Belgium, the notional amount
                                               times the difference between the par value and the
                                               then-market value of Kingdom of Belgium, 5.75% due
                                               3/28/08.

            10,000,000 USD          1/17/07    Agreement with JP Morgan Chase Bank dated 1/14/02       (959,550)
                                               to receive 1.46% per year times the notional
                                               amount. The Fund makes payment of the notional
                                               amount times the difference between the par value
                                               upon a default event and the then-market value of
                                               AT&T Corp., 6.5% due 11/15/06.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                   Net Unrealized
               Notional          Expiration                                                         Appreciation
                Amount              Date                          Description                      (Depreciation)
         --------------------  --------------  --------------------------------------------------  --------------
            5,000,000 USD            4/2/07    Agreement with Lehman Brothers Special Financing         (46,538)
                                               Inc. dated 3/27/02 to receive .52% per year times
                                               the notional amount. The Fund makes payment of the
                                               notional amount times the difference between the
                                               par value and the then-market value upon a default
                                               event of General Electric Capital Corporation,
                                               5.875% due 2/15/12.

            3,000,000 USD           4/17/07    Agreement with UBS Warburg dated 4/12/02 to              (40,396)
                                               receive .8% per year times the notional amount.
                                               The Fund makes payment of the notional amount
                                               times the difference between the par value and the
                                               then-market value upon a default event of Equity
                                               Office Properties Trust, 6.75% due 2/15/12.

            3,000,000 USD           4/17/07    Agreement with UBS Warburg dated 4/12/02 to              (37,614)
                                               receive .47% per year times the notional amount.
                                               The Fund makes payment of the notional amount
                                               times the difference between the par value and the
                                               then-market value upon a default event of Goldman
                                               Sachs Group, Inc., 6.6% due 1/15/12.

            3,000,000 USD           4/17/07    Agreement with Bear Stearns dated 4/12/02 to             (61,264)
                                               receive 1.28% per year times the motional amount.
                                               The Fund makes payment of the notional amount
                                               times the difference between the par value and the
                                               then-market value upon a default event of National
                                               Rural Utilities Cooperative Finance Corp., 7.25%
                                               due 3/1/12.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                                   Net Unrealized
               Notional          Expiration                                                         Appreciation
                Amount              Date                          Description                      (Depreciation)
         --------------------  --------------  --------------------------------------------------  --------------
         TOTAL RETURN SWAPS
            28,000,000 USD           9/1/02    Agreement with Lehman Brothers Special Financing         181,028
                                               Inc. dated 10/31/01 to receive (pay) the notional
                                               amount multiplied by the change in market value
                                               (including accrued interest) of the Lehman
                                               Brothers MBS Fixed Rate Index and to pay initial
                                               market value multiplied by the 1 month LIBOR
                                               adjusted by a specified spread. +

            90,500,000 USD          12/2/02    Agreement with Goldman Sachs International dated       2,990,476
                                               11/07/01 to receive (pay) the notional amount
                                               multiplied by the change in market value
                                               (including accrued interest) of the Lehman
                                               Brothers Aggregate Index and to pay initial market
                                               value multiplied by the 3 month LIBOR adjusted by
                                               a specified spread.+

            28,000,000 USD           8/1/03    Agreement with UBS AG dated 6/28/02 to receive           183,058
                                               (pay) the notional amount multiplied by the return
                                               on the Lehman MBS Fixed Rate Index and to pay the
                                               notional amount multiplied by the 1 month LIBOR
                                               adjusted by a specific spread. +
                                                                                                     ----------
                                                                                                     $2,194,263
                                                                                                     ==========

         +    Swap agreements are fair valued (Note 1).

      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               MUTUAL FUNDS -- 80.3%
               UNITED STATES -- 80.3%
       53,955  GMO Emerging Countries Fund, Class III                          479,660
       60,622  GMO Emerging Markets Fund, Class III                            555,297
      193,906  GMO International Intrinsic Value Fund, Class III             3,501,949
       27,670  GMO International Small Companies Fund, Class III               288,873
       58,378  GMO Real Estate Fund, Class III                                 662,596
       42,154  GMO Small Cap Value Fund, Class III                             537,458
      299,277  GMO U.S. Core Fund, Class III                                 3,238,178
                                                                        --------------
                                                                             9,264,011
                                                                        --------------

               TOTAL MUTUAL FUNDS (COST $9,999,195)                          9,264,011
                                                                        --------------
               COMMON STOCKS -- 0.0%
               ITALY -- 0.0%
       12,500  Grassetto SPA(a)*                                                   123
                                                                        --------------
               UNITED KINGDOM -- 0.0%
       17,870  Viglen Technology Plc (Entitlement Letters)(a)*                      --
                                                                        --------------

               TOTAL COMMON STOCKS (COST $7,041)                                   123
                                                                        --------------
               SHORT-TERM INVESTMENTS -- 24.0%
               CASH EQUIVALENTS -- 17.3%
$     500,000  Bank One Corp Time Deposit, 1.80%, due 9/03/02                  500,000
$     500,000  Royal Bank of Canada Time Deposit, 1.81%, due 9/03/02           500,000
$     500,000  Societe Generale GC Time Deposit, 1.81%, due 9/03/02            500,000
$     500,000  Wachovia Bank Time Deposit, 1.81%, due 9/03/02                  500,000
                                                                        --------------
                                                                             2,000,000
                                                                        --------------

              See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               U.S. GOVERNMENT -- 6.7%
$     770,000  U.S. Treasury Bill, 1.61%, due 11/14/02(b)                      767,459
                                                                        --------------

               TOTAL SHORT-TERM INVESTMENTS (COST $2,767,224)                2,767,459
                                                                        --------------
               TOTAL INVESTMENTS -- 104.3%
               (Cost $12,773,460)                                           12,031,593

               Other Assets and Liabilities (net) -- (4.3%)                   (500,758)
                                                                        --------------
               TOTAL NET ASSETS -- 100.0%                               $   11,530,835
                                                                        ==============

               NOTES TO SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(b) All or a portion of this security is held as collateral for open futures contracts (Note 6).

2             See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $12,773,460) (Note 1)          $12,031,593
   Cash                                                            33,391
   Interest receivable                                                100
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                             1,196,218
   Receivable for expenses reimbursed by Manager (Note 2)          10,059
                                                              -----------

      Total assets                                             13,271,361
                                                              -----------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                                4,878
      Shareholder service fee                                       1,463
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                             1,676,905
   Payable for variation margin on open futures contracts
    (Notes 1 and 6)                                                27,504
   Accrued expenses                                                29,776
                                                              -----------

      Total liabilities                                         1,740,526
                                                              -----------
NET ASSETS                                                    $11,530,835
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $17,945,975
   Distributions in excess of net investment income              (279,484)
   Accumulated net realized loss                               (5,870,735)
   Net unrealized depreciation                                   (264,921)
                                                              -----------
                                                              $11,530,835
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $11,530,835
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    1,206,825
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      9.55
                                                              ===========

              See accompanying notes to the financial statements.              3

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $  81,186
   Interest                                                      18,206
                                                              ---------

         Total income                                            99,392
                                                              ---------
EXPENSES:
   Management fee (Note 2)                                       32,803
   Custodian fees                                                33,212
   Transfer agent fees                                           13,892
   Audit fees                                                    13,800
   Registration fees                                              1,472
   Legal fees                                                       198
   Trustees fees (Note 2)                                           170
   Miscellaneous                                                    734
   Fees reimbursed by Manager (Note 2)                          (30,084)
                                                              ---------
                                                                 66,197

   Indirectly incurred fees waived or borne by Manager (Note
    2)                                                          (27,053)
                                                              ---------
                                                                 39,144
                                                              ---------
   Shareholder service fee (Note 2) - Class III                   9,841
   Shareholder service fee waived (Note 2) - Class III           (8,456)
                                                              ---------
                                                                  1,385
                                                              ---------
      Net expenses                                               40,529
                                                              ---------

         Net investment income                                   58,863
                                                              ---------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                                 3,253
      Realized gains distributions from investment company
      shares                                                     17,602
      Closed futures contracts                                1,006,712
      Foreign currency, forward contracts and foreign
      currency related transactions                             215,499
                                                              ---------

         Net realized gain                                    1,243,066
                                                              ---------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                              (306,014)
      Open futures contracts                                    775,837
      Foreign currency, forward contracts and foreign
      currency related transactions                            (822,240)
                                                              ---------

         Net unrealized loss                                   (352,417)
                                                              ---------

      Net realized and unrealized gain                          890,649
                                                              ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 949,512
                                                              =========

4             See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    58,863       $    483,321
   Net realized gain                                         1,243,066          2,286,789
   Change in net unrealized appreciation (depreciation)       (352,417)           (38,162)
                                                           -----------       ------------

   Net increase in net assets from operations                  949,512          2,731,948
                                                           -----------       ------------
Distributions to shareholders from:
   Net investment income
      Class III                                               (525,883)        (1,324,504)
                                                           -----------       ------------
      Total distributions from net investment income          (525,883)        (1,324,504)
                                                           -----------       ------------
   Net share transactions: (Note 5)
      Class III                                             (5,520,827)       (41,278,455)
                                                           -----------       ------------
   Decrease in net assets resulting from net share
    transactions                                            (5,520,827)       (41,278,455)
                                                           -----------       ------------

      Total decrease in net assets                          (5,097,198)       (39,871,011)
NET ASSETS:
   Beginning of period                                      16,628,033         56,499,044
                                                           -----------       ------------
   End of period (including distributions in excess of
    net investment income of $279,484 and accumulated
    undistributed net investment income of $187,536,
    respectively)                                          $11,530,835       $ 16,628,033
                                                           ===========       ============

              See accompanying notes to the financial statements.              5

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                      YEAR ENDED FEBRUARY 28,
                                          AUGUST 31, 2002   ----------------------------------------------------------------
                                            (UNAUDITED)        2002         2001         2000         1999          1998
                                          ----------------  -----------  -----------  -----------  -----------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  9.23         $  8.73      $  7.72      $  7.59      $  8.72      $  10.69
                                              -------         -------      -------      -------      -------      --------

Income from investment operations:
   Net investment income(d)                      0.04(b)         0.17(b)      0.15         0.16         0.17(b)       0.35
   Net realized and unrealized
     gain (loss)                                 0.57            0.96         1.68         0.20        (0.88)        (0.52)
                                              -------         -------      -------      -------      -------      --------

      Total from investment operations           0.61            1.13         1.83         0.36        (0.71)        (0.17)
                                              -------         -------      -------      -------      -------      --------

Less distributions to shareholders:
   From net investment income                   (0.29)          (0.63)       (0.82)       (0.23)       (0.42)        (0.35)
   From net realized gains                         --              --           --           --           --         (1.45)
                                              -------         -------      -------      -------      -------      --------

      Total distributions                       (0.29)          (0.63)       (0.82)       (0.23)       (0.42)        (1.80)
                                              -------         -------      -------      -------      -------      --------
NET ASSET VALUE, END OF PERIOD                $  9.55         $  9.23      $  8.73      $  7.72      $  7.59      $   8.72
                                              =======         =======      =======      =======      =======      ========
TOTAL RETURN(a)                                  6.71%**        13.32%       24.84%        4.74%       (8.13)%       (1.63)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)(c)       $11,531         $16,628      $56,499      $46,718      $50,671      $170,706
   Net expenses to average daily net
     assets                                      0.62%*          0.37%        0.25%        0.21%        0.17%         0.58%
   Net investment income to average
     daily net assets(d)                         0.90%*          1.88%        1.80%        1.89%        1.99%         2.93%
   Portfolio turnover rate                         24%             22%          15%          13%          21%          277%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     1.00%*          0.78%        0.64%        0.54%        0.61%         0.37%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)  Computed using average shares outstanding throughout the period.
(c) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its reimbursement. Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
(d) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
*    Annualized.
**   Not Annualized.

6             See accompanying notes to the financial statements.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Global Hedged Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return consistent with minimal exposure to general equity market risk. The Fund invests a substantial portion of its assets in other Funds of the Trust ("underlying funds"). The Fund's benchmark is the Salomon Smith Barney 3 Month T-Bill Index.

      The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2002.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2002 there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2002 there were no open purchased option contracts.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2002.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in the price of the security or index underlying these transactions. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. At August 31, 2002, there were no open swap agreements.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward of $26,615,864. However, restrictions on annual utilization of this carryforward under the Code resulting from significant

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      shareholder activity are expected to limit maximum utilization to offset future capital gains prior to expiration to approximately $5,184,638 of which $4,248,415 expires in 2006 and $900,223 expires in 2007. The Fund has elected to defer to March 1, 2002 post-October capital losses of $712,608.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. See Note 2.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund will invest in Class III shares of each underlying fund being offered. Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      service fees paid in connection with the Fund's investment in shares of the underlying funds. For the six months ended August 31, 2002, shareholder service fees incurred indirectly by the Fund were .129% of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, custody fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed the management fee. Because GMO will not reimburse expenses incurred indirectly by the Fund to the extent they exceed .50%, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fee and fund expenses, as defined above) incurred indirectly by the Fund through its investment in the underlying funds may exceed .50% of the Fund's average daily net assets. For the six months ended August 31, 2002, indirect operating expenses (excluding shareholder service fees and fund expenses, as defined above) and indirect investment expenses incurred by the Fund were .443% and .001% of Class III's average daily net assets, respectively.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002, was $170. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002 aggregated $2,773,788 and $7,525,000, respectively.

      At August 31, 2002, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $12,773,460        $30,146          $(772,013)       $(741,867)

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 74.8% of the outstanding shares of the Fund were held by five shareholders, each holding in excess of 10% of the Fund's outstanding shares. Two of these shareholders are affiliates of the Manager. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                          Six Months Ended
                                                           August 31, 2002            Year Ended
                                                             (Unaudited)          February 28, 2002
                                                        ---------------------  ------------------------
                                                         Shares     Amount       Shares       Amount
         Class III:                                     --------  -----------  ----------  ------------
         Shares sold                                     231,836  $ 2,200,000     158,832  $  1,450,027
         Shares issued to shareholders in reinvestment
           of distributions                               54,717      509,414     131,282     1,152,335
         Shares repurchased                             (880,867)  (8,230,241) (4,957,264)  (43,880,817)
                                                        --------  -----------  ----------  ------------
         Net decrease                                   (594,314) $(5,520,827) (4,667,150) $(41,278,455)
                                                        ========  ===========  ==========  ============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      FUTURES CONTRACTS

                                                                     Net Unrealized
         Number of                                       Contract     Appreciation
         Contracts      Type        Expiration Date       Value      (Depreciation)
         ---------  -------------  ------------------  ------------  --------------

           Sales
              14    CAC40          September 2002       $  463,381      $ 20,690
               3    DAX            September 2002          273,799        49,781
              21    FTSE 100       September 2002        1,377,390       158,223
               1    HANG SENG      September 2002           64,353         1,195

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS -- CONTINUED

                                                                     Net Unrealized
         Number of                                      Contract     Appreciation
         Contracts     Type        Expiration Date       Value       (Depreciation)
         ---------  -------------  ------------------  ------------  --------------
               2    IBEX 35        September 2002       $  126,393      $ (4,584)
               2    MIB30          September 2002          250,971        23,904
              17    OMX            September 2002           95,732         1,379
               6    SPI 200        September 2002          256,476        12,350
              21    S&P 500        September 2002        4,809,525       486,248
              16    TSE TOPIX      September 2002        1,266,478       208,662
                                                                        --------
                                                                        $957,848
                                                                        ========

      At August 31, 2002, the Fund had sufficient cash and/or securities to cover margin requirements of the relevant broker or exchange.

      FORWARD CURRENCY CONTRACTS

                                                                 Net Unrealized
         Settlement                       Units                   Appreciation
            Date     Deliver/Receive   of Currency     Value     (Depreciation)
         ----------  ----------------  ------------  ----------  --------------

            Buys
          10/25/02   AUD                   263,639   $  144,580    $    4,245
           9/27/02   CHF                 1,904,130    1,269,776       112,516
           9/27/02   DKK                 1,549,792      204,476        22,355
           9/27/02   EUR                 4,690,855    4,595,868       469,031
           9/27/02   GBP                 2,623,192    4,052,336       332,775
          10/25/02   HKD                 2,574,662      330,121           246
          10/25/02   JPY               338,644,000    2,863,775       225,681
           9/27/02   SEK                 2,156,180      229,327        22,777
          10/25/02   SGD                   341,715      195,547         6,592
                                                                   ----------
                                                                   $1,196,218
                                                                   ==========

GMO GLOBAL HEDGED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CURRENCY CONTRACTS -- CONTINUED

                                                                 Net Unrealized
         Settlement                       Units                   Appreciation
            Date     Deliver/Receive   of Currency     Value     (Depreciation)
         ----------  ----------------  ------------  ----------  --------------

           Sales
          10/25/02   AUD                   717,398   $  393,421   $   (12,483)
           9/27/02   CHF                 2,333,848    1,556,335      (147,813)
           9/27/02   DKK                 2,161,810      285,225       (31,134)
           9/27/02   EUR                 6,377,657    6,248,514      (675,347)
           9/27/02   GBP                 3,341,930    5,162,650      (445,785)
          10/25/02   HKD                 3,878,896      497,349          (406)
          10/25/02   JPY               444,300,010    3,757,265      (300,563)
           9/27/02   NOK                   790,000      104,533       (16,872)
           9/27/02   SEK                 3,855,178      410,028       (40,211)
          10/25/02   SGD                   341,040      195,160        (6,291)
                                                                  -----------
                                                                  $(1,676,905)
                                                                  ===========

      CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CHF - Swiss Franc
DKK - Danish Krona
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
SEK - Swedish Krona
SGD - Singapore Dollar

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES      DESCRIPTION                                                     VALUE ($)
--------------------------------------------------------------------------------------------
                COMMON STOCKS -- 79.5%
                ARGENTINA -- 0.1%
       220,500  Perez Companc SA ADR*                                              1,102,500
        18,000  Siderca SAIC ADR                                                     338,400
                                                                              --------------
                                                                                   1,440,900
                                                                              --------------
                BRAZIL -- 2.1%
   131,170,000  Cesp-Cia Energetica Sao Paulo*                                       301,769
        46,000  Cia Vale do Rio Doce ADR*                                          1,177,600
   537,690,500  Companhia Siderurgica Nacional SA                                  7,177,477
   959,615,000  Electrobras                                                        7,053,202
        69,000  Petroleo Brasileiro SA (Petrobras)                                 1,098,451
       178,000  Petroleo Brasileiro SA (Petrobras) ADR                             2,839,100
       971,700  Souza Cruz (Registered)                                            4,740,000
   202,491,000  Tele Norte Leste Participacoes SA                                  1,358,171
       441,000  Vale Do Rio Doce                                                  10,901,450
                                                                              --------------
                                                                                  36,647,220
                                                                              --------------
                CHILE -- 0.4%
        97,400  Banco Santander Chile SA ADR                                       1,780,472
        81,400  Compania de Telecommunicaciones de Chile ADR                         820,512
        79,400  Cristalerias de Chile SA ADR                                       1,286,280
       236,681  Enersis SA ADR*                                                    1,384,584
       103,100  Masisa SA ADR                                                        792,839
        13,500  Sociedad Quimica y Minera de Chile ADR                               300,375
                                                                              --------------
                                                                                   6,365,062
                                                                              --------------
                CHINA -- 5.2%
    10,716,000  Brilliance China Automotive Holdings Ltd                           1,497,502
     4,271,000  Chaoda Modern Agriculture                                          1,368,919
    10,834,000  China Eastern Airlines Corp Ltd                                    1,444,543
     9,770,000  China Everbright Ltd                                               3,726,402
     4,188,000  China Insurance International Holdings Co Ltd                      1,731,588
     5,904,000  China Mobile Ltd*                                                 16,349,643
        64,800  China Mobile Ltd ADR*                                                897,480
    34,815,000  China Petroleum & Chemical Corp                                    5,311,553
     1,918,000  China Resources Enterprise                                         2,188,501
    16,511,000  China Unicom*                                                     12,171,649
       358,800  China Unicom ADR*                                                  2,637,180

              See accompanying notes to the financial statements.              1

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES      DESCRIPTION                                                     VALUE ($)
--------------------------------------------------------------------------------------------
                CHINA -- CONTINUED
     7,360,000  CNOOC Ltd                                                         10,238,014
     7,956,000  Cosco Pacific Ltd                                                  5,457,035
    21,320,800  Denway Investment Ltd                                              6,286,943
     3,956,000  Huaneng Power International Inc Class H                            2,992,378
     2,607,000  People's Food Holdings Ltd                                         1,623,928
    29,587,000  PetroChina Co Ltd                                                  6,031,235
     7,590,000  Shandong International Power Development Co Ltd                    1,722,357
     2,093,000  Shanghai Industrial Holdings                                       3,327,355
     5,121,847  TPV Technology Ltd                                                 1,707,293
     6,418,959  Zhejiang Southeast Electric Power Co-B                             4,634,488
                                                                              --------------
                                                                                  93,345,986
                                                                              --------------
                CZECH REPUBLIC -- 2.4%
     4,275,578  Ceske Energeticke Zavody AS                                       13,191,794
       402,476  Ceske Radiokomunikace                                              3,380,796
       632,565  Ceski Telecom AS*                                                  5,691,622
       259,700  Komercni Banka AS                                                 13,927,902
        48,000  Komercni Banka AS GDR                                                861,600
        14,530  Philip Morris CR AS                                                5,328,036
                                                                              --------------
                                                                                  42,381,750
                                                                              --------------
                EGYPT -- 0.5%
        12,000  Al Ahram Beverage Co*                                                101,025
       496,650  Al Ahram Beverage Co GDR*                                          3,749,707
        20,000  Al Ahram Beverage Co GDR 144A*                                       151,000
        94,175  Eastern Tobacco Co                                                   914,814
       523,336  Egyptian International Pharmaceuticals Industries Co                 929,747
       536,585  MobiNil-Egyptian Mobile Services Co                                3,331,286
                                                                              --------------
                                                                                   9,177,579
                                                                              --------------
                GREECE -- 0.0%
         8,940  Econ Viomihanies(a)*                                                      88
         4,200  National Bank of Greece SA                                            77,683
                                                                              --------------
                                                                                      77,771
                                                                              --------------
                HUNGARY -- 0.3%
        15,000  BorsodChem Rt                                                        300,150
         2,062  Delmagyarorszagi Aramszol                                             79,798

2             See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES      DESCRIPTION                                                     VALUE ($)
--------------------------------------------------------------------------------------------
                HUNGARY -- CONTINUED
         8,150  Gedeon Richter Rt                                                    439,179
         9,748  Globus Konzervipari Rt                                               103,966
        78,700  Matav Rt ADR                                                       1,316,651
        31,300  MOL Magyar Olaj es Gazipari Rt (New Shares)                          666,397
       182,500  OTP Bank Rt                                                        1,614,107
        26,900  Pannonplast Rt                                                       162,557
                                                                              --------------
                                                                                   4,682,805
                                                                              --------------
                INDIA -- 0.8%
       575,300  Bharat Heavy Electricals Ltd                                       2,102,035
         1,060  BSES Ltd                                                               4,965
           900  Cipla Ltd                                                             17,439
         3,000  Cipla Ltd (New Shares)                                                     1
           850  Escorts Ltd                                                              931
       133,200  e-Serve International Ltd                                          1,483,969
       203,900  Galaxy Entertainment Corp*                                            57,632
            87  Gesco Corp Ltd                                                            31
         1,318  Great Eastern Shipping Co                                                744
         2,990  HCL Infosytems Ltd                                                     6,601
           400  ITC Ltd                                                                5,776
        45,000  ITC Ltd GDR                                                          659,250
       299,750  Mahanagar Telephone Nigam*                                         1,573,687
        21,500  Mastek Ltd                                                           184,194
        21,275  NIIT Ltd                                                              63,557
       102,750  Polaris Software Lab*                                                417,614
        44,600  Ranbaxy Laboratories Ltd GDR                                         869,700
         8,029  Reliance Industries                                                   42,290
       179,500  Reliance Industries Ltd GDR 144A*                                  1,884,750
        95,400  Satyam Computer Services Ltd ADR*                                    992,160
       230,600  State Bank of India Ltd GDR                                        2,686,490
       339,900  Tata Engineering & Locomotive GDR*                                   972,114
       524,200  U TV Software Comm Ltd(a)+*                                          270,373
       206,046  Venky's (India) Ltd*                                                 177,692
           200  Wockhardt Life Sciences Ltd*                                             115
         2,100  Wockhardt Ltd                                                         19,540
                                                                              --------------
                                                                                  14,493,650
                                                                              --------------
                INDONESIA -- 5.5%
    16,057,100  Astra International Tbk*                                           5,802,679

              See accompanying notes to the financial statements.              3

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES      DESCRIPTION                                                     VALUE ($)
--------------------------------------------------------------------------------------------
                INDONESIA -- CONTINUED
    49,041,000  Bank Central Asia Tbk                                             12,461,011
   162,532,000  Bentoel International Investama Tbk PT*                            2,386,128
    30,109,200  Citra Marga Nusaphala Persad*                                      1,275,093
     5,577,500  Gudang Garam                                                       5,322,403
    36,085,500  HM Sampoerna Tbk                                                  15,791,227
    28,275,800  Indah Kiat Pulp & Paper(b)*                                          247,473
    43,384,500  Indofood Sukses Makmur Tbk                                         4,531,978
    29,868,000  Indorama Synthetics*                                               1,602,180
     1,253,000  Indosat Tbk                                                        1,294,743
     3,154,000  International Nickel*                                              1,852,151
    41,841,000  Mayora Indah Tbk                                                   1,842,800
    14,455,400  PT Bimantara Citra                                                 4,121,952
       186,900  PT Indosat (Persero) Tbk Class B ADR                               1,915,725
    25,036,000  PT Matahari Putra Prima Tbk                                        1,555,031
     2,680,000  Semen Gresik                                                       2,224,506
    13,626,500  Surya Citra Media                                                  1,731,204
       301,969  Telekomunikasi Indonesia Class B ADR                               2,385,555
    71,454,280  Telekomunikasi Tbk                                                29,251,470
    20,240,000  United Tractors*                                                     880,000
                                                                              --------------
                                                                                  98,475,309
                                                                              --------------
                ISRAEL -- 0.0%
        11,736  Clal Industries Ltd*                                                  41,531
                                                                              --------------
                LEBANON -- 0.0%
        24,118  Banque Libanaise*                                                    132,649
                                                                              --------------
                MALAYSIA -- 3.0%
       301,000  Affin Holdings Berhad                                                113,271
    18,636,000  Arab-Malaysian Corp Berhad*                                        5,885,053
       368,000  Berjaya Sports Toto                                                  364,126
       822,000  Edaran Otomobil Berhad                                             2,790,474
     4,310,000  Highlands and Lowlands Berhad                                      3,402,632
       788,000  Hong Leong Bank Berhad                                             1,130,158
     2,120,400  Hong Leong Credit Berhad                                           2,577,960
     1,598,000  Hume Industries-Malaysia Berhad                                    2,712,395
     3,051,000  IJM Corp Berhad Class A                                            4,094,763
     2,327,800  IOI Corp Berhad                                                    3,583,587
     1,439,873  Malakoff Berhad                                                    1,599,017

4             See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES      DESCRIPTION                                                     VALUE ($)
--------------------------------------------------------------------------------------------
                MALAYSIA -- CONTINUED
     1,379,000  Malayan Banking Berhad                                             3,175,329
     1,159,000  Malaysian International Shipping (Foreign Registered)              2,211,250
       632,000  Malaysian Oxygen Berhad                                            1,696,421
     2,467,000  Perusahaan Otomobil Nasional                                       6,427,184
     4,867,000  Renong Berhad*                                                     1,082,267
       419,000  Resorts World Berhad                                               1,146,737
     3,491,700  Saship Holdings(a)*                                                    9,189
       109,620  Silverstone(a)*                                                          288
     2,371,000  Sime Darby Berhad                                                  3,182,132
     1,206,000  Sime UEP Properties Berhad                                         1,275,821
     6,045,000  TA Enterprise Berhad                                               1,073,783
    14,130,000  Tan Chong International Ltd                                        1,902,128
       719,700  Tanjong                                                            1,808,720
                                                                              --------------
                                                                                  53,244,685
                                                                              --------------
                MEXICO -- 1.6%
     2,666,415  Altos Hornos de Mexico(a)(b)*                                          2,694
       461,410  America Movil SA de CV ADR                                         6,390,528
       157,747  Cemex SA de CV ADR (Participating Certificates)                    3,714,942
       280,524  Cemex SA de CV CPO                                                 1,337,718
       998,000  Corporacion GEO SA de CV Series B*                                 2,143,613
     2,814,000  Grupo Cementos de Chihuahua SA de CV*                              1,765,502
     8,232,755  Grupo Financiero Serfin SA de CV Class B(a)(b)*                        8,318
       681,607  Grupo Gigante*                                                       413,179
     4,900,000  Grupo Herdez SA de CV*                                             1,980,198
        80,200  Grupo Mexico Desarollo Class B ADR(a)*                                   200
     2,380,000  Grupo Posadas SA Class L*                                          1,118,105
     6,255,000  Grupo Situr SA de CV Class B(a)*                                       6,319
       154,300  Pepsi-Gemex SA GDS                                                 1,587,747
       232,400  Telefonos de Mexico Class L ADR                                    6,886,012
       292,000  TV Azteca SA ADR                                                   2,000,200
                                                                              --------------
                                                                                  29,355,275
                                                                              --------------
                PERU -- 0.0%
       146,238  Cervecerias                                                           39,595
                                                                              --------------
                PHILIPPINES -- 2.4%
    32,567,184  Ayala Corp                                                         3,266,455
   108,264,000  Ayala Land Inc                                                    11,485,235

              See accompanying notes to the financial statements.              5

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES      DESCRIPTION                                                     VALUE ($)
--------------------------------------------------------------------------------------------
                PHILIPPINES -- CONTINUED
     2,221,400  Bank of the Philippine Islands                                     1,863,842
    66,520,450  Filinvest Land Inc*                                                1,565,338
     8,528,960  First Philippine Holdings*                                         2,138,615
       189,212  Globe Telecom Inc*                                                 1,770,042
    14,673,043  Ionics Circuits Inc                                                1,301,881
     6,497,000  Ionics EMS Inc                                                       742,578
     2,245,000  Metropolitan Bank & Trust Co                                       1,472,273
       865,110  Philippine Long Distance Telephone*                                4,755,644
        50,000  Philippine Long Distance Telephone GDR 144A                          887,500
     6,506,851  San Miguel Corp Class B                                            6,526,304
    41,339,000  SM Prime Holdings                                                  4,544,938
                                                                              --------------
                                                                                  42,320,645
                                                                              --------------
                POLAND -- 0.1%
           900  Bank Rozwoju Eksportu SA                                              19,373
       858,700  Telekomunikacja Polska SA*                                         2,689,473
                                                                              --------------
                                                                                   2,708,846
                                                                              --------------
                RUSSIA -- 6.5%
       115,550  AO Tatneft ADR                                                     1,543,748
       632,610  Bashneft*                                                          1,897,830
     2,649,789  Chelabinsky Tube Works*                                              294,127
         7,500  Cherepovets MK Severstal*                                            397,500
        17,100  Dalmoreproduct                                                         3,420
        90,000  Divot Holdings NV(a)+*                                                44,730
       272,800  Electrosila*                                                         682,000
        29,221  Elsib                                                                 58,442
       472,700  Irkutskelectrosviaz*                                                 134,719
       308,287  JSC Mining & Smelting Co ADR*                                      5,703,309
       267,500  Lukoil Holding Co ADR                                             17,053,125
       785,700  North-West Telecom*                                                  306,423
       350,000  Onaco Oil Co*                                                        409,500
        40,000  Orenburgneft*                                                        352,000
       218,400  Rostelecom ADR                                                     1,428,336
       135,000  Russia Petroleum                                                     843,750
        68,500  Sberbank RF                                                       10,412,000
        10,000  Seversky Tube Works ADR*                                              62,000
       385,100  Sibneft ADR*                                                       7,162,860
       116,810  Sun Interbrew Ltd Class A GDR*                                       671,657

6             See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES      DESCRIPTION                                                     VALUE ($)
--------------------------------------------------------------------------------------------
                RUSSIA -- CONTINUED
       718,000  Sun Interbrew Ltd Class B GDR*                                     4,200,300
       919,900  Surgutneftegaz ADR                                                15,868,275
        37,000  Trade House GUM ADR                                                   88,800
         2,400  Udmurtneft*                                                          181,200
     1,418,180  United Heavy Machinery ADR*                                        6,353,446
       450,000  United Heavy Machinery ADR 144A*                                   2,016,000
       594,240  Uralmash Zavody*                                                   2,662,195
        64,200  Vimpel-Communications ADR*                                         1,511,910
       130,500  Yukos Corp ADR                                                    16,834,500
     1,913,900  Yukos Oil                                                         16,516,957
                                                                              --------------
                                                                                 115,695,059
                                                                              --------------
                SOUTH AFRICA -- 4.0%
     2,274,800  AECI Ltd                                                           5,191,690
     2,727,000  African Bank Investments Ltd                                       1,491,723
       111,345  AngloGold Ltd                                                      5,190,415
     1,592,493  Anglovaal Industries Inc                                           2,136,151
     2,904,000  Foschini Ltd                                                       2,624,554
       899,000  Gencor Ltd                                                         3,763,117
       543,900  Goldfields Ltd                                                     6,478,265
       122,000  Harmony Gold Mining Co Ltd                                         1,723,541
       139,000  Impala Platinum Holdings Ltd                                       7,061,409
     1,259,080  Iscor Ltd*                                                         2,713,044
     1,108,279  Kumba Resources Ltd*                                               3,795,657
       246,008  Liberty International Plc                                          2,281,861
     2,186,442  Nampak Ltd                                                         2,724,862
     2,793,200  Premier Group Ltd                                                      2,657
     1,201,770  Remgro Ltd                                                         7,984,742
     2,583,255  Sage Group Ltd                                                     1,007,596
     5,775,300  Sanlam Ltd                                                         4,516,288
       659,110  Sasol Ltd                                                          7,273,630
       843,200  Tongaat-Hulett Group                                               3,914,585
                                                                              --------------
                                                                                  71,875,787
                                                                              --------------
                SOUTH KOREA -- 19.7%
       117,200  Cheil Industries Inc                                               1,555,256
     2,279,500  Chohung Bank*                                                     10,734,199
        38,400  CJ39 Shopping                                                      2,958,393
     1,553,000  Daegu Bank*                                                        7,868,688

              See accompanying notes to the financial statements.              7

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES      DESCRIPTION                                                     VALUE ($)
--------------------------------------------------------------------------------------------
                SOUTH KOREA -- CONTINUED
             4  Daegu Department Store Co                                                 64
       154,020  Daelim Industrial Co Ltd                                           1,954,162
        12,330  Gwangju Shinsegae Co Ltd                                             639,094
       449,400  Hana Bank                                                          6,991,788
        78,450  Hanil Cement Manufacturing                                         2,219,144
       940,600  Hankook Tire Co Ltd                                                1,893,799
       221,840  Hanssem Co Ltd*                                                    1,854,896
       923,448  Hanwha Corp*                                                       2,135,850
        31,900  Hynix Semiconductor*                                                  14,199
       293,000  Hyosung Corp                                                       3,193,394
        89,500  Hyundai Fire & Marine Insurance Co                                 2,717,875
       493,000  Hyundai Merchant Marine*                                           1,304,330
        68,300  Hyundai Mobis                                                      1,622,335
       125,400  Hyundai Motor Co                                                   3,547,236
        33,700  Kangwon Land Inc                                                   4,093,515
       678,600  KIA Motors Corp*                                                   5,645,826
        33,074  Kookmin Bank                                                       1,546,453
        74,079  Kookmin Bank ADR*                                                  3,466,897
        96,130  Korea Computer Inc                                                 1,343,637
     1,074,370  Korea Electric Power Corp                                         18,815,665
     1,754,400  Korea Exchange Bank*                                               8,772,365
        62,590  Korea Reinsurance                                                  1,609,078
       384,700  Korean Air Lines*                                                  5,024,993
       512,200  KT Freetel*                                                       14,701,859
       300,820  Kyeryong Construction Industrial Co Ltd                            2,139,865
       371,300  LG Chemicals Ltd                                                  13,437,789
       451,410  LG Electronics Inc*                                               16,862,855
       252,400  LG Engineering & Construction Ltd                                  2,876,892
       123,950  LG Household & Health Care Ltd                                     4,228,088
     2,510,500  LG Investment & Securities Co Ltd                                 35,925,454
        35,980  Pacific Chemical Corp                                              3,831,640
       147,876  Pohang Iron & Steel                                               13,287,248
       274,800  Poongsan Corp                                                      2,972,170
       363,400  Pusan Bank*                                                        1,850,333
       475,800  Samsung Corp                                                       3,356,865
       312,000  Samsung Electronics                                               85,920,379
       113,860  Samsung Fire & Marine Insurance                                    7,815,175
        30,300  Samsung SDI Co Ltd                                                 2,407,463
        92,341  Shin Young Securities Co                                           1,129,342
        27,100  Shinsegae Co Ltd                                                   4,622,072

8             See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES      DESCRIPTION                                                     VALUE ($)
--------------------------------------------------------------------------------------------
                SOUTH KOREA -- CONTINUED
       449,470  SK Corp                                                            6,170,186
       438,268  SK Global*                                                         4,065,634
        21,400  SK Telecom                                                         4,210,741
       214,000  SK Telecom ADR                                                     4,656,640
     1,524,043  Ssangyong Cement*                                                  2,516,931
       270,710  Sungshin Cement Manufacturing Co Ltd                               3,063,069
       584,262  Taihan Electric Wire                                               2,595,748
        25,500  Tongyang Confectionery Co                                          1,135,031
       468,800  Woongjin.com Co Ltd                                                1,948,214
                                                                              --------------
                                                                                 351,250,814
                                                                              --------------
                SRI LANKA -- 0.0%
     1,981,170  Blue Diamonds Jewelry Ltd*                                            41,163
       333,600  Lanka Walltile Ltd                                                   100,503
     1,591,169  Millenium Information Technology(a)+*                                787,470
                                                                              --------------
                                                                                     929,136
                                                                              --------------
                TAIWAN -- 13.1%
    12,793,040  Acer Communications & Multimedia Inc                              21,667,289
    12,342,290  Ambassador Hotel*                                                  2,865,271
       334,010  Ambit Microsystems Corp                                              921,710
     7,219,050  Asustek Computer Inc                                              17,391,491
     3,604,000  AU Optronics Corp*                                                 2,788,903
       524,950  AU Optronics Corp ADR*                                             4,021,117
     6,115,000  Cathay Financial Holding Co Ltd                                    7,392,641
     5,547,055  Chang Hwa Bank                                                     2,332,533
    31,044,000  China Development Financial Holding Corp*                         17,949,225
    12,560,400  China Housing Food & Synthetic*                                    1,144,355
     5,118,000  China Manmade Fibers*                                              1,247,928
    26,084,000  Chinatrust Financial Holding Co*                                  20,337,065
     3,703,000  Chung Hwa Pulp*                                                    1,129,985
     3,643,110  Evergreen Marine Corp                                              1,452,138
     4,870,710  First Bank*                                                        2,929,964
     6,494,785  Formosa Taffeta Co                                                 2,626,742
     5,775,000  Formosan Rubber Group Inc*                                         1,500,876
     1,455,000  GigaByte Technology Co Ltd*                                        3,207,841
     1,036,288  Hon Hai Precision Industry Co Ltd                                  3,933,930
    12,539,880  Hsinchu International Bank*                                        3,808,286
     9,216,720  International Commercial Bank China                                5,167,500

              See accompanying notes to the financial statements.              9

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES      DESCRIPTION                                                     VALUE ($)
--------------------------------------------------------------------------------------------
                TAIWAN -- CONTINUED
    19,076,200  Inventec Co Ltd                                                   13,814,856
       271,000  Lite-On IT Corp*                                                   1,519,404
     6,024,000  Lite-On Technology Corp                                            9,499,080
    29,960,300  Macronix International*                                           11,460,941
     4,961,350  Megamedia Corp*                                                      738,878
     8,148,050  Nan Ya Plastic Corp                                                7,471,128
     6,861,100  Orient Semiconductor Electronics Ltd*                              1,803,180
    17,464,466  Pacific Construction*                                                780,278
     2,546,000  Prodisc Technology Inc*                                            1,420,020
     1,236,000  Sunplus Technology Co Ltd                                          2,309,943
    19,291,010  Taiwan Cement Corp*                                                5,745,899
     9,434,909  Taiwan Semiconductor*                                             13,748,050
    24,626,050  Tatung Co*                                                         5,824,821
    16,550,914  Teco Electric & Machinery*                                         5,340,564
     7,293,472  United Microelectronics*                                           5,984,715
       632,167  United Microelectronics ADR*                                       2,825,786
       637,000  Wan Yu Paper(a)(b)*                                                      186
    15,549,000  Waterland Financial Holdings*                                      2,747,013
    26,609,040  Yageo Corp*                                                        9,401,938
     6,990,810  Yang Ming Marine Transport                                         1,500,437
     6,460,000  Yieh Loong Co Ltd*                                                 1,094,116
     3,950,000  Yulon Motor Co                                                     2,975,909
                                                                              --------------
                                                                                 233,823,932
                                                                              --------------
                THAILAND -- 8.4%
     7,380,000  Advanced Info Service Pcl (Foreign Registered)                     5,072,766
       552,000  Advanced Info Service Pcl NVDR                                       369,614
     2,297,100  Ban Pu Coal Pcl (Foreign Registered)                               2,014,522
     1,410,000  Bangkok Bank Pcl (Foreign Registered)*                             2,105,475
     2,801,000  Bangkok Bank Pcl NVDR*                                             3,385,897
    16,767,700  Bangkok Expressway Pcl (Foreign Registered)                        6,517,902
    12,689,000  Bank of Ayudhya Pcl (Foreign Registered)*                          2,135,385
       853,400  BIG C Supercenter Pcl (Foreign Registered)*                          412,642
     9,633,400  BIG C Supercenter Pcl NVDR*                                        4,658,008
       900,100  Central Pattana Pcl NVDR*                                          2,048,106
    21,105,640  Charoen Pokphand Foods Pcl (Foreign Registered)                    2,281,150
     1,549,450  Delta Electronics Pcl (Foreign Registered)(a)                      1,009,585
       705,460  Electricity Generating Pcl (Foreign Registered)                      622,858
     4,394,000  Electricity Generating Pcl NVDR                                    3,879,509
     7,707,400  Italian-Thai Development Pcl (Foreign Registered)*                 5,617,505

10            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES      DESCRIPTION                                                     VALUE ($)
--------------------------------------------------------------------------------------------
                THAILAND -- CONTINUED
     1,482,200  Italian-Thai Development Pcl NVDR*                                 1,080,295
       630,000  KCE Electronics (Foreign Registered)*                                813,818
     2,389,000  Kiatnakin Finance & Securities (Foreign Registered)                1,953,555
       976,400  Land & House Pcl (Foreign Registered)                              1,654,719
     6,204,800  Land & House Pcl NVDR                                              9,927,092
       409,200  National Finance Pcl (Foreign Registered)*                           153,244
    38,412,200  National Finance Pcl NVDR*                                        12,564,313
     3,927,000  National Petrochemical (Foreign Registered)                        4,607,407
     1,376,000  Phatra Leasing Plc (Foreign Registered)                              880,588
     5,240,058  PTT Exploration & Production Pcl (Foreign Registered)*            15,152,574
     2,271,000  PTT PCL (Foreign Registered)                                       2,045,461
       590,000  Regional Container Lines (Foreign Registered)*                       727,187
     1,707,000  Saha Pathana International Holdings Pcl (Foreign Registered)       3,034,487
     1,547,500  Saha Union Pcl (Foreign Registered)                                  583,201
        64,570  Siam Cement Pcl (Foreign Registered)                               1,582,493
       895,100  Siam Cement Pcl NVDR                                              19,264,063
     7,449,300  Siam Commercial Bank Pcl (Foreign Registered)*                     4,634,845
    20,299,600  Siam Industrial Credit Pcl NVDR*                                   4,619,013
     3,108,050  Star Block Co Ltd (Foreign Registered)(a)*                               737
    11,882,000  Thai Farmers Bank NVDR*                                            7,181,583
     5,703,650  Thai German Ceramics Industry (Foreign Registered)                 4,326,068
     3,315,800  Thai Union Frozen Products Pcl (Foreign Registered)(a)             1,311,702
     2,315,000  Thai Union Frozen Products Pcl NVDR                                  910,856
    13,563,000  Tisco Finance Pcl (Foreign Registered)*                            7,779,678
                                                                              --------------
                                                                                 148,919,903
                                                                              --------------
                TURKEY -- 3.0%
 4,927,181,136  Akbank TAS*                                                       14,189,799
   230,279,000  Anadolu Isuzu Otomotiv Sanay*                                      1,157,039
   971,000,000  Dogan Sirketler Grubu Hldgs*                                       1,204,825
 1,033,980,000  Dogan Yayin Holding*                                               1,536,398
   550,149,000  Eregli Demir ve Celik Fabrikalari TAS*                             6,404,921
    78,619,000  Galatasaray Sportif Sinai ve Ticari Yatirimlar AS*                 2,119,630
 1,722,808,260  Hurriyet Gazeteci*                                                 4,222,569
   112,000,000  KOC Holding AS*                                                    1,115,196
    42,150,000  Medya Holding(a)*                                                         --
    93,017,000  Petrol Ofisi*                                                      1,424,893
 1,573,938,362  Trakya Cam Sanayii                                                 4,581,009
   757,881,000  Turkcell Iletisim Hizmet AS*                                       3,993,736
 4,979,810,415  Turkiye Garanti Bankasi*                                           5,034,735

              See accompanying notes to the financial statements.             11

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES      DESCRIPTION                                                     VALUE ($)
--------------------------------------------------------------------------------------------
                TURKEY -- CONTINUED
   505,000,000  Turkiye IS Bankasi*                                                1,144,914
 6,032,558,000  Yapi VE Kredi Bankasi*                                             4,528,115
                                                                              --------------
                                                                                  52,657,779
                                                                              --------------
                VENEZUELA -- 0.4%
        50,000  Banco Provincial*                                                     13,565
       479,712  Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR       5,276,832
           778  International Briquettes Holding*                                          8
        40,181  Mantex SA Class A ADR*                                               100,453
       328,533  Mercantil Servicios Financieros ADR                                  963,423
            32  Siderurgica Venezolana Sivensa SACA*                                      --
       723,926  Venepal SA Class B GDR 144A(a)*                                        7,239
                                                                              --------------
                                                                                   6,361,520
                                                                              --------------

                TOTAL COMMON STOCKS (COST $1,491,856,166)                      1,416,445,188
                                                                              --------------
                PREFERRED STOCKS -- 6.9%
                BRAZIL -- 4.5%
     5,020,000  Alpargatas de Sao Paolo 4.06%                                        190,260
     1,319,000  Aracruz Celulose SA 3.40%                                          2,282,383
 1,609,102,000  Banco Bradesco SA 1.23%                                            5,372,513
   875,838,000  Banco do Brasil SA 8.92%                                           3,273,567
   148,940,000  Banco Nacional(a)(b)*                                                    491
    20,801,000  Belgo Mineira (Registered)                                         1,954,156
   234,451,000  Brasil Telecom Participacoes SA 2.19%                              1,363,896
     1,035,000  Centrais Eletricas de Santa Catarina SA Class B*                     201,269
    73,317,908  Cia Energetica de Minas Gerais 2.88%                                 674,215
    54,737,000  Cia Energetica de Sao Paolo SA (Registered)*                         142,525
    34,000,000  Cia Energetica Perna Class A                                          89,651
       339,000  Cia Paranaense de Energia-Copel ADR 5.19%                          1,169,550
       470,000  Companhia Vale do Rio Doce                                        10,688,860
    13,238,000  Copene-Petroquimica do Nordeste SA Class A 12.04%                  1,374,413
   685,444,860  Electrobras Class B (Registered)                                   4,925,082
       429,500  Embratel Participacoes SA ADR*                                       386,550
   757,312,648  Gerasul 0.96%                                                        711,385
   534,492,000  Gerdau SA                                                          5,787,100
    12,013,178  Investimentos Itau SA                                              7,087,537
    60,204,000  Itaubanco SA (Registered)                                          2,916,937
    42,420,000  Mesbla (Registered)(a)(b)*                                               140

12            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES      DESCRIPTION                                                     VALUE ($)
--------------------------------------------------------------------------------------------
                BRAZIL -- CONTINUED
   335,746,000  Olvebra(a)(b)*                                                         1,107
       585,500  Petroleo Brasileiro SA (Petrobras) 3.01%                           8,491,101
       521,700  Petroleo Brasileiro SA ADR 6.93%                                   7,616,820
   290,003,000  Siderurgica de Tubarao                                             2,485,194
       682,000  Suzano (Registered) 4.28%                                          1,238,569
   346,549,000  Tele Centro Oeste Celular SA 6.78%                                   364,368
       407,300  Tele Centro Oeste Celular SA ADR                                   1,291,141
        74,732  Tele Norte Leste Participacoes ADR 4.11%                             650,168
   260,974,414  Tele Norte Leste Participacoes SA 3.44%                            2,270,839
        63,000  Telecomunicacoes Brasileiras SA ADR 0.21%                          1,319,220
     9,347,654  Unipar 2.52%                                                       2,926,919
    34,362,000  Votorantim Celulose e Papel SA 2.53%                               1,160,992
                                                                              --------------
                                                                                  80,408,918
                                                                              --------------
                RUSSIA -- 0.0%
       100,800  Krasny Oktyabr 144A 0.76%                                             95,760
                                                                              --------------
                SOUTH KOREA -- 2.4%
       242,100  LG Electronics Inc*                                                4,431,299
       275,163  Samsung Electronics (Non Voting)                                  37,773,530
                                                                              --------------
                                                                                  42,204,829
                                                                              --------------

                TOTAL PREFERRED STOCKS (COST $143,521,875)                       122,709,507
                                                                              --------------
                PRIVATE EQUITY SECURITIES -- 2.9%
                POLAND -- 2.9%
    21,635,077  CHP Investors(a)+*                                                28,980,186
    17,000,000  MHP Investors(a)+*                                                17,000,000
     9,204,400  Polimex Investment Partners(a)+*                                   6,145,778
                                                                              --------------
                                                                                  52,125,964
                                                                              --------------

                TOTAL PRIVATE EQUITY SECURITIES (COST $50,842,104)                52,125,964
                                                                              --------------
                RIGHTS AND WARRANTS -- 1.6%
                INDIA -- 1.3%
       205,900  Bajaj Auto Warrants, Expires 6/30/03*                              1,769,937
       161,200  Digital Globalsoft Warrants, Expires 6/30/03*                      2,039,905
       471,000  Hero Honda Warrants, Expires 6/5/03*                               2,612,684

              See accompanying notes to the financial statements.             13

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)   DESCRIPTION                                                     VALUE ($)
--------------------------------------------------------------------------------------------
                INDIA -- CONTINUED
       871,000  Hindustan Petroleum Warrants, Expires 6/30/03*                     4,881,432
       435,000  ICICI Bank Warrants, Expires 5/8/03*                               1,283,119
        39,230  Infosys Warrants, Expires 10/11/02*                                2,908,897
       399,115  Mahanagar Telephone Warrants, Expires 7/3/03*                      1,068,950
        91,500  Ranbaxy Warrants, Expires 2/14/03*                                 1,682,685
       545,000  Reliance Industries Warrants, Expires 7/3/03*                      2,849,097
       261,500  Satyam Computer Warrants, Expires 11/18/02*                        1,284,854
       619,000  Tata Engineering Warrants, Expires 7/3/03*                         1,774,487
                                                                              --------------
                                                                                  24,156,047
                                                                              --------------
                MALAYSIA -- 0.0%
       200,750  Affin Holdings Berhad Warrants, Expires 7/08/05*                      13,471
       265,600  IJM Corp Berhad Warrants, Expires 8/24/04*                           149,575
                                                                              --------------
                                                                                     163,046
                                                                              --------------
                THAILAND -- 0.3%
     1,098,500  Banpu Pcl Warrants, Expires 1/14/03*                                 184,863
     4,226,464  Charoen Pokphand Foods PCL Warrants, Expires 4/29/05
                  (Foreign Registered)*                                              360,637
       940,000  Kiatnakin Finance & Securities Warrants, Expires 01/19/11*           425,551
     1,250,000  Kiatnakin Finance Ltd Warrants, Expires 03/30/09*                    755,511
     3,056,900  Land & House Warrants, Expires 9/02/08 (Foreign Registered)*       2,952,564
     2,689,393  Telecomasia Corp Pcl Warrants, Expires 12/31/49(a)*                       --
                                                                              --------------
                                                                                   4,679,126
                                                                              --------------

                TOTAL RIGHTS AND WARRANTS (COST $31,192,072)                      28,998,219
                                                                              --------------
                DEBT OBLIGATION -- 1.5%
                UNITED STATES -- 1.5%
$   22,000,000  U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09(c)      26,560,314
                                                                              --------------

                TOTAL DEBT OBLIGATION (COST $24,680,816)                          26,560,314
                                                                              --------------

              See accompanying notes to the financial statements.
14

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES      DESCRIPTION                                                     VALUE ($)
--------------------------------------------------------------------------------------------
                EQUITY LINKED SECURITIES -- 1.2%
                RUSSIA -- 1.2%
    33,304,000  Renaissance Gazprom Note(a)(d)+*                                  21,504,393
                                                                              --------------

                TOTAL EQUITY LINKED SECURITIES (COST $17,523,956)                 21,504,393
                                                                              --------------
                INVESTMENT FUNDS -- 1.0%
                BRAZIL -- 0.0%
        18,400  Brazil Fund Inc                                                      210,312
                                                                              --------------
                CHILE -- 0.0%
        14,353  Chile Fund Inc                                                       110,518
                                                                              --------------
                INDIA -- 0.0%
           170  SPG Infinity Technology Fund I(a)+                                   242,420
     1,125,400  TDA India Technology Fund II LP(a)+*                                 394,543
        10,500  UTI Masterplus 1991 Units*                                             3,394
                                                                              --------------
                                                                                     640,357
                                                                              --------------
                KAZAKHSTAN -- 0.0%
       450,000  Kazakhstan Investment Fund(a)+*                                       44,809
                                                                              --------------
                POLAND -- 0.1%
     1,749,150  The Emerging Europe Fund II, LP(a)+*                                 944,891
                                                                              --------------
                ROMANIA -- 0.1%
         3,600  Romanian Investment Fund(a)+*                                      1,170,000
                                                                              --------------
                RUSSIA -- 0.7%
    10,000,000  New Century Holdings LP(a)+*                                      12,964,000
                                                                              --------------
                THAILAND -- 0.0%
            70  Thailand International Fund IDR*                                     542,500
                                                                              --------------
                UKRAINE -- 0.1%
        16,667  Societe Generale Thalmann Ukraine Fund(a)+*                          866,684
                                                                              --------------

                TOTAL INVESTMENT FUNDS (COST $24,563,114)                         17,494,071
                                                                              --------------

              See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)   DESCRIPTION                                                     VALUE ($)
--------------------------------------------------------------------------------------------
                MUTUAL FUNDS -- 0.6%
                UNITED STATES -- 0.6%
       401,529  GMO Alpha LIBOR Fund(c)                                           10,303,227
        87,053  Morgan Stanley Emerging Markets Fund*                                761,714
                                                                              --------------
                                                                                  11,064,941
                                                                              --------------

                TOTAL MUTUAL FUNDS (COST $11,492,635)                             11,064,941
                                                                              --------------
                CONVERTIBLE SECURITIES -- 0.3%
                INDONESIA -- 0.1%
$   26,000,000  APP Finance (VI), Zero Coupon, due 11/18/12                        1,354,080
                                                                              --------------
                MALAYSIA -- 0.2%
$    4,271,400  Berjaya Sports Toto BHD, 0.08%, due 06/25/12                       3,574,487
                                                                              --------------
                RUSSIA -- 0.0%
$       46,624  Divot Holdings(a)+*                                                   11,656
$      124,330  Divot Holdings NV(a)+*                                                31,083
                                                                              --------------
                                                                                      42,739
                                                                              --------------

                TOTAL CONVERTIBLE SECURITIES (COST $8,839,313)                     4,971,306
                                                                              --------------
                SHORT-TERM INVESTMENTS -- 5.4%
                CASH EQUIVALENTS -- 5.2%
$   66,600,000  Dresdner Bank GC Time Deposit, 1.81%, due 9/03/02                 66,600,000
    26,203,100  The Boston Global Investment Trust(e)                             26,203,100
                                                                              --------------
                                                                                  92,803,100
                                                                              --------------

              See accompanying notes to the financial statements.
16

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)   DESCRIPTION                                                     VALUE ($)
--------------------------------------------------------------------------------------------
                U.S. GOVERNMENT -- 0.2%
$    2,500,000  United States Treasury Bill, 1.62%, due 11/21/02(c)                2,490,947
                                                                              --------------

                TOTAL SHORT-TERM INVESTMENTS (COST $95,292,797)                   95,294,047
                                                                              --------------
                TOTAL INVESTMENTS -- 100.9%
                (Cost $1,899,804,848)                                          1,797,167,950

                Other Assets and Liabilities (net) -- (0.9%)                     (16,087,317)
                                                                              --------------
                TOTAL NET ASSETS -- 100.0%                                    $1,781,080,633
                                                                              ==============

NOTES TO SCHEDULE OF INVESTMENTS:
144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

GDR - Global Depository Receipt

GDS - Global Depository Share

NVDR - Non-Voting Depositary Receipt

*    Non-income producing security.

(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

+ Direct placement securities are restricted as to resale. They have been valued at fair value by the Trustees after consideration of restricitions as to resale, financial condition and prospects of the issuer, general market conditions, and pertinent information in accordance with the Fund's By-Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to those restricted securities.

              See accompanying notes to the financial statements.             17

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

               Additional information on each restricted security is as follows:

                                                                                    MARKET
                                                                                  VALUE AS A     MARKET
                                                                                  PERCENTAGE  VALUE AS OF
                                                   ACQUISITION       ACQUISITION  OF FUND'S    AUGUST 31,
ISSUER, DESCRIPTION                                    DATE             COST      NET ASSETS      2002
----------------------------------------------------------------------------------------------------------
CHP Investors                                   12/13/99 - 3/5/01    $22,825,006       1.63%  $ 28,980,186
Divot Holdings                                       3/27/02              46,624       0.00         11,656
Divot Holdings NV, Common Stocks                     6/26/00             124,330       0.00         31,083
Divot Holdings NV, Convertible Securities            9/21/01           1,502,100       0.00         44,730
Kazakhstan Investment Fund                           10/16/97          3,285,000       0.00         44,809
MHP Investors                                        11/27/01         18,310,093       0.95     17,000,000
Millenium Information Technology                     10/21/99          2,252,570       0.04        787,470
New Century Holdings LP                              1/21/97          10,000,000       0.73     12,964,000
Polimex Investment Partners                     7/07/99 - 9/21/01      9,707,005       0.35      6,145,778
Renaissance Gazprom Note                        5/24/01 - 1/17/02     17,523,955       1.21     21,504,393
Romanian Investment Fund                             5/12/97           3,600,000       0.07      1,170,000
Societe Generale Thalmann Ukraine Fund               7/15/97           1,666,700       0.05        866,684
SPG Infinity Technology Fund I                       12/23/99          1,105,000       0.01        242,420
TDA India Technology Fund II LP                 2/23/00 - 10/2/01      1,125,400       0.02        394,543
The Emerging Europe Fund II, LP                 12/05/97 - 3/17/00     1,749,150       0.05        944,891
U TV Software Comm Ltd                               2/29/00           3,004,959       0.02        270,373

(b)  Bankrupt issuer.

(c) All or a portion of this security is held as collateral for open swap contracts (Note 6).

(d) A derivative security whose price is linked to the return on the specified Russian security.

(e)  Represents investment of security lending collateral (Note 1).

18            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

At August 31, 2002, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
--------------------------------------------------------------------
Financials                                                     21.5%
Information Technology                                         17.2
Materials                                                      13.5
Energy                                                         11.0
Telecommunication Services                                      9.7
Consumer Discretionary                                          8.3
Industrials                                                     6.8
Consumer Staples                                                5.2
Utilities                                                       4.2
Health Care                                                     0.4
Miscellaneous                                                   2.2
                                                              -----
                                                              100.0%
                                                              =====

              See accompanying notes to the financial statements.             19

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $25,059,530 (cost $1,899,804,848) (Note 1)                $1,797,167,950
   Cash                                                              796,351
   Foreign currency, at value (cost $9,374,129) (Note 1)           9,387,858
   Receivable for investments sold                                 4,999,752
   Receivable for Fund shares sold                                    66,580
   Dividends and interest receivable                               4,605,903
   Foreign taxes receivable                                          991,876
   Receivable for expenses reimbursed by Manager (Note 2)             19,406
                                                              --------------
      Total assets                                             1,818,035,676
                                                              --------------

LIABILITIES:
   Payable for investments purchased                               3,443,653
   Payable upon return of securities loaned (Note 1)              26,203,100
   Payable to affiliate for (Note 2):
      Management fee                                               1,204,675
      Shareholder service fee                                        191,966
   Net payable for open swap contracts (Notes 1 and 6)             2,799,583
   Accrued expenses                                                3,112,066
                                                              --------------
      Total liabilities                                           36,955,043
                                                              --------------
NET ASSETS                                                    $1,781,080,633
                                                              ==============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $2,211,940,734
   Accumulated undistributed net investment income                 2,868,727
   Accumulated net realized loss                                (328,043,914)
   Net unrealized depreciation                                  (105,684,914)
                                                              --------------
                                                              $1,781,080,633
                                                              ==============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $  963,090,853
                                                              ==============
   Class IV shares                                            $  817,989,780
                                                              ==============

SHARES OUTSTANDING:
   Class III                                                     105,103,563
                                                              ==============
   Class IV                                                       89,366,153
                                                              ==============

NET ASSET VALUE PER SHARE:
   Class III                                                  $         9.16
                                                              ==============
   Class IV                                                   $         9.15
                                                              ==============

20            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $2,704,581)         $  21,318,606
   Interest (including securities lending income of $66,865)      1,930,454
   Dividends from investment company shares                         137,259
                                                              -------------
         Total income                                            23,386,319
                                                              -------------
EXPENSES:
   Management fee (Note 2)                                        7,405,407
   Custodian fees                                                 1,578,812
   Legal fees                                                        74,428
   Audit fees                                                        35,512
   Transfer agent fees                                               24,104
   Trustees fees (Note 2)                                            22,264
   Registration fees                                                  9,660
   Miscellaneous                                                     30,104
   Fees reimbursed by Manager (Note 2)                             (115,044)
                                                              -------------
                                                                  9,065,247

   Shareholder service fee (Note 2) - Class III                     714,780
   Shareholder service fee (Note 2) - Class IV                      459,614
                                                              -------------
      Net expenses                                               10,239,641
                                                              -------------
         Net investment income                                   13,146,678
                                                              -------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments (net of foreign capital gains tax of
       $13,349)                                                  29,533,304
      Realized gains distributions from investment company
       shares                                                        71,338
      Closed swap contracts                                      (1,653,502)
      Foreign currency, forward contracts and foreign
       currency related transactions                               (891,514)
                                                              -------------

         Net realized gain                                       27,059,626
                                                              -------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              (169,640,061)
      Open swap contracts                                        (4,373,220)
      Foreign currency, forward contracts and foreign
       currency related transactions                               (226,325)
                                                              -------------

         Net unrealized loss                                   (174,239,606)
                                                              -------------

      Net realized and unrealized loss                         (147,179,980)
                                                              -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(134,033,302)
                                                              =============

              See accompanying notes to the financial statements.             21

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   13,146,678    $   25,084,464
   Net realized gain (loss)                                   27,059,626      (109,659,468)
   Change in net unrealized appreciation (depreciation)     (174,239,606)      237,597,552
                                                          --------------    --------------
   Net increase (decrease) in net assets from
    operations                                              (134,033,302)      153,022,548
                                                          --------------    --------------
Distributions to shareholders from:
   Net investment income
      Class III                                               (8,303,460)      (12,628,140)
      Class IV                                                (7,799,045)      (10,389,852)
                                                          --------------    --------------
      Total distributions from net investment income         (16,102,505)      (23,017,992)
                                                          --------------    --------------
                                                             (16,102,505)      (23,017,992)
                                                          --------------    --------------
   Net share transactions: (Note 5)
      Class III                                              206,391,533       195,960,013
      Class IV                                               162,409,508       208,626,765
                                                          --------------    --------------
   Increase in net assets resulting from net share
    transactions                                             368,801,041       404,586,778
                                                          --------------    --------------
      Total increase in net assets                           218,665,234       534,591,334
NET ASSETS:
   Beginning of period                                     1,562,415,399     1,027,824,065
                                                          --------------    --------------
   End of period (including accumulated undistributed
    net investment income of $2,868,727 and $5,824,554,
    respectively)                                         $1,781,080,633    $1,562,415,399
                                                          ==============    ==============

22            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ---------------------------------------------------------------
                                            (UNAUDITED)        2002         2001         2000         1999         1998
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.84       $   9.04     $  11.16     $   6.31     $   9.56     $  12.49
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income                          0.07+          0.18+        0.17+        0.13+        0.25         0.16+
   Net realized and unrealized gain
     (loss)                                      (0.66)          0.80        (2.27)        4.77        (3.19)       (1.76)
                                              --------       --------     --------     --------     --------     --------
      Total from investment operations           (0.59)          0.98        (2.10)        4.90        (2.94)       (1.60)
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.09)         (0.18)       (0.02)       (0.05)       (0.19)       (0.25)
   From net realized gains                          --             --           --           --        (0.12)       (1.08)
                                              --------       --------     --------     --------     --------     --------
      Total distributions                        (0.09)         (0.18)       (0.02)       (0.05)       (0.31)       (1.33)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $   9.16       $   9.84     $   9.04     $  11.16     $   6.31     $   9.56
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(a)                                  (6.11)%**      11.15%      (18.79)%      77.43%      (30.96)%     (12.94)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $963,091       $826,960     $560,205     $727,197     $524,741     $913,615
   Net expenses to average daily net
     assets                                       1.14%*         1.19%(b)      1.23%       1.18%        1.16%        1.24%(b)
   Net investment income to average
     daily net assets                             1.43%*         2.32%        1.69%        1.41%        2.75%        1.30%
   Portfolio turnover rate                          34%            74%          90%          73%          76%          88%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.01%*         0.02%        0.02%        0.03%        0.21%        0.21%
   Purchase and redemption fees
     consisted of the following per
     share amounts:(c)                        $   0.03       $   0.05     $   0.03           --           --           --

*    Annualized.
**   Not Annualized.
+    Computed using average shares outstanding throughout the period.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
(b) Includes stamp duties and transfer taxes not reimbursed by the Manager, which approximate .035% of average daily net assets.
(c) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.             23

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   -------------------------------------------------------------
                                            (UNAUDITED)        2002         2001         2000         1999        1998*
                                          ----------------  -----------  -----------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.83       $   9.03     $  11.16     $   6.31     $   9.56    $   8.62
                                              --------       --------     --------     --------     --------    --------

Income from investment operations:
   Net investment income                          0.08+          0.17+        0.17+        0.13+        0.28        0.01+
   Net realized and unrealized gain
     (loss)                                      (0.67)          0.82        (2.28)        4.77        (3.21)       0.93
                                              --------       --------     --------     --------     --------    --------
      Total from investment operations           (0.59)          0.99        (2.11)        4.90        (2.93)       0.94
                                              --------       --------     --------     --------     --------    --------

Less distributions to shareholders:
   From net investment income                    (0.09)         (0.19)       (0.02)       (0.05)       (0.20)         --
   From net realized gains                          --             --           --           --        (0.12)         --
                                              --------       --------     --------     --------     --------    --------
      Total distributions                        (0.09)         (0.19)       (0.02)       (0.05)       (0.32)         --
                                              --------       --------     --------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD                $   9.15       $   9.83     $   9.03     $  11.16     $   6.31    $   9.56
                                              ========       ========     ========     ========     ========    ========
TOTAL RETURN(a)                                  (6.10)%***     11.22%      (18.82)%      77.76%      (31.01)%     10.90%***

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $817,990       $735,455     $467,619     $480,208     $261,187    $672,020
   Net expenses to average daily net
     assets                                       1.10%**        1.14%(b)      1.18%       1.13%        1.12%       1.22%**(b)
   Net investment income to average
     daily net assets                             1.45%**        2.27%        1.73%        1.45%        2.87%       0.65%**
   Portfolio turnover rate                          34%            74%          90%          73%          76%         88%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.01%**        0.02%        0.02%        0.03%        0.21%       0.21%
   Purchase and redemption fees
     consisted of the following per
     share amounts:(c)                        $   0.00(d)    $   0.03     $   0.03           --           --          --

*    Period from January 9, 1998 (commencement of operations) to February 28,
     1998.
**   Annualized.
***  Not annualized.
+    Computed using average shares outstanding throughout the period.
(a) The total return would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.
(c) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(d)  Purchase and redemption fees were less than $0.01 per share.

24            See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Emerging Markets Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa, and Europe ("Emerging Markets"). The Fund's benchmark is the IFC Investable Index.

      Throughout six months ended August 31, 2002, the Fund had two classes of shares outstanding: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus.

      At August 31, 2002, 0.6% of the Fund was invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. The financial statements of the GMO Alpha Libor Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      Indian regulators have alleged that the Fund violated certain conditions under which it was granted permission to operate in India and have restricted a portion of the Fund's locally held assets pending resolution of the dispute. The amount of these restricted assets is small relative to the size of the Fund, representing approximately 0.15% of the Fund's total assets as of August 31, 2002. The valuation of this possible claim and all matters relating to the Fund's response to these allegations are subject to the supervision and control of the Trust's Board of Trustees, and all costs in respect of this matter are being borne by the fund.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no forward foreign currency contracts outstanding as of August 31, 2002.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2002 there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2002 there were no open purchased option contracts.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2002, there were no outstanding futures contracts.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in the price of the security or index underlying these transactions. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreements. The Fund earns interest on cash set aside as collateral. See Note 6 for a summary of all open swap agreements as of August 31, 2002.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund loaned securities having a market value of $25,059,530 collateralized by cash in the amount of $26,203,100 which was invested in a short-term instrument.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $184,283,079 and $114,357,984 expiring in 2007 and 2010, respectively. The Fund has elected to defer to March 1, 2002 post-October capital losses of $35,544,915.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective April 1, 2002, the level of purchase premium and redemption fee charged to the Fund are each .80%. Prior to April 1, 2002, the premium on cash purchases of Fund shares was 1.20% of the amount invested and the fee for cash redemptions was .40% of the amount redeemed. If the Manager determines that any portion of a cash purchase or redemption fee is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. For the six months ended
      August 31, 2002 and the year ended February 28, 2002, the Fund received $3,043,521 and $4,883,014 in purchase premiums and $40,718 and $73,894 in redemption fees, respectively. There is no premium for reinvested distributions.

      INVESTMENT RISK
      Investments in securities of emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .105% for Class IV shares.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, custody fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) and the amount of fees and operating expenses (excluding fund expenses, as defined above) incurred indirectly by the Fund through its investment in the GMO Alpha LIBOR Fund exceed the management fee. For the six months ended August 31, 2002, indirect operating expenses (excluding shareholder service fees and fund expenses), and indirect investment expenses incurred by the Fund were less than 0.001% of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002, was $22,264. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, were as follows:

                                                                   Purchases       Sales
                                                                  ------------  ------------
         U.S. Government securities                               $ 59,611,605  $ 41,169,858
         Investments (non-U.S. Government securities)              852,527,557   543,348,359

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      At August 31, 2002, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
         $1,899,804,848    $203,492,194     $(306,129,092)   $(102,636,898)

4.    PRINCIPAL SHAREHOLDER

      At August 31, 2002, 12.8% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months Ended
                                                             August 31, 2002               Year Ended
                                                               (Unaudited)              February 28, 2002
                                                        --------------------------  -------------------------
                                                          Shares        Amount        Shares        Amount
         Class III:                                     -----------  -------------  -----------  ------------
         Shares sold                                     34,529,996  $ 357,682,636   32,338,323  $282,585,254
         Shares issued to shareholders in reinvestment
           of distributions                                 542,101      5,415,451    1,004,357     8,683,208
         Shares repurchased                             (14,040,338)  (156,706,554) (11,259,655)  (95,308,449)
                                                        -----------  -------------  -----------  ------------
         Net increase                                    21,031,759  $ 206,391,533   22,083,025  $195,960,013
                                                        ===========  =============  ===========  ============

                                                             Six Months Ended
                                                             August 31, 2002               Year Ended
                                                               (Unaudited)              February 28, 2002
                                                        --------------------------  -------------------------
                                                          Shares        Amount        Shares        Amount
         Class IV:                                      -----------  -------------  -----------  ------------
         Shares sold                                     15,059,977  $ 168,530,063   22,755,584  $206,010,111
         Shares issued to shareholders in reinvestment
           of distributions                                 398,811      3,980,135      303,239     2,616,654
         Shares repurchased                                (936,522)   (10,100,690)          --            --
                                                        -----------  -------------  -----------  ------------
         Net increase                                    14,522,266  $ 162,409,508   23,058,823  $208,626,765
                                                        ===========  =============  ===========  ============

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      TOTAL RETURN SWAP AGREEMENTS

                                                                                     Net Unrealized
          Notional   Expiration                                                       Appreciation
           Amount       Date                        Description                      (Depreciation)
         ----------  ----------  --------------------------------------------------  --------------
         $1,022,663   11/27/02   Agreement with Merrill Lynch International dated     $   (73,362)
                                 11/27/01 to receive the notional amount multiplied
                                 by the change in market value of Quanta Computer
                                 Inc. common stock (including dividends) and to pay
                                 the notional amount multiplied by 3 month LIBOR
                                 adjusted by a specified spread.

          2,666,823   12/14/02   Agreement with Morgan Stanley & Co. International        365,040
                                 Limited dated 12/14/01 to receive the notional
                                 amount multiplied by the change in market value of
                                 Benq Corporation common stock (including
                                 dividends) and to pay the notional amount
                                 multiplied by 3 month LIBOR adjusted by a
                                 specified spread.

          5,499,875    2/20/03   Agreement with Morgan Stanley & Co. International       (262,169)
                                 Limited dated 2/20/02 to receive the notional
                                 amount multiplied by the change in market value of
                                 Samsung Electronics common stock (including
                                 dividends) and to pay the notional amount
                                 multiplied by 1 month LIBOR adjusted by a
                                 specified spread.

          1,670,195    2/26/03   Agreement with Morgan Stanley & Co. International       (204,577)
                                 Limited dated 2/22/02 to receive the notional
                                 amount multiplied by the change in market value of
                                 Quanta Computer Inc. common stock (including
                                 dividends) and to pay the notional amount
                                 multiplied by 1 month LIBOR adjusted by a
                                 specified spread.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      TOTAL RETURN SWAP AGREEMENTS -- CONTINUED

                                                                                     Net Unrealized
          Notional   Expiration                                                       Appreciation
           Amount       Date                        Description                      (Depreciation)
         ----------  ----------  --------------------------------------------------  --------------
         $3,103,812    2/26/03   Agreement with Morgan Stanley & Co. International    $  (280,532)
                                 Limited dated 2/22/02 to receive the notional
                                 amount multiplied by the change in market value of
                                 Macronix International common stock (including
                                 dividends) and to pay the notional amount
                                 multiplied by 1 month LIBOR adjusted by a
                                 specified spread.

          1,187,972    2/28/03   Agreement with Morgan Stanley & Co. International        (66,465)
                                 Limited dated 2/25/02 to receive the notional
                                 amount multiplied by the change in market value of
                                 Macronix International common stock (including
                                 dividends) and to pay the notional amount
                                 multiplied by 3 month LIBOR adjusted by a
                                 specified spread.

            471,418    3/13/03   Agreement with Morgan Stanley & Co. International          3,206
                                 Limited dated 3/08/02 to receive the notional
                                 amount multiplied by the change in market value of
                                 Macronix International common stock (including
                                 dividends) and to pay the notional amount
                                 multiplied by 1 month LIBOR adjusted by a
                                 specified spread.

          2,888,608    3/17/03   Agreement with Morgan Stanley & Co. International       (968,618)
                                 Limited dated 3/12/02 to receive the notional
                                 amount multiplied by the change in market value of
                                 Macronix International common stock (including
                                 dividends) and to pay the notional amount
                                 multiplied by 3 month LIBOR adjusted by a
                                 specified spread.

          3,714,258    3/18/03   Agreement with Morgan Stanley & Co. International     (1,312,106)
                                 Limited dated 3/13/02 to receive the notional
                                 amount multiplied by the change in market value of
                                 Macronix International common stock (including
                                 dividends) and to pay the notional amount
                                 multiplied by 3 month LIBOR adjusted by a
                                 specified spread.
                                                                                      -----------
                                                                                      $(2,799,583)
                                                                                      ===========

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES       DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                 COMMON STOCKS -- 91.1%
                 AUSTRALIA -- 3.5%
      1,088,555  Amcor Ltd                                                    5,312,726
        411,040  Capral Aluminum Ltd                                            586,431
        535,709  Foodland Associated                                          5,630,418
        105,000  Foodland Associated Ltd*                                     1,087,378
      2,491,621  Insurance Australia Group Ltd                                4,392,030
      2,180,080  John Fairfax Holdings Ltd                                    3,626,709
        824,550  Lihir Gold Ltd*                                                554,128
         76,000  Lihir Gold Ltd ADR+*                                         1,033,524
      1,536,900  Lion Nathan Ltd                                              4,385,395
      3,204,100  Menzies Gold NL*                                                70,599
     14,515,766  MIM Holdings Ltd                                             9,515,252
         59,800  News Corp Ltd                                                1,094,340
      6,703,027  Oil Search Ltd*                                              3,212,355
     10,946,321  Pasminco Ltd(a)*                                                    --
        163,200  Publishing & Broadcasting Ltd                                  824,371
        562,000  Sons of Gwalia Ltd                                           1,458,111
        991,407  Westpac Banking Corp                                         8,257,282
                                                                          -------------
                                                                             51,041,049
                                                                          -------------
                 AUSTRIA -- 0.3%
         22,445  Erste Bank Der Oesterreichischen Sparkassen AG               1,503,847
          9,860  Flughafen Wien AG                                              309,334
          6,327  Oesterreichische Brau Beteiligungs AG                          326,998
         12,710  OMV AG                                                       1,134,287
          4,684  VA Technologie AG (Bearer)                                      94,169
         28,720  Wienerberger Baustoffindustrie AG                              432,062
                                                                          -------------
                                                                              3,800,697
                                                                          -------------
                 BELGIUM -- 1.9%
         18,864  Almanij NV                                                     727,972
         25,192  Cie Francois D'Enterprises                                   5,682,333
        290,770  Dexia                                                        3,838,229
         23,813  Electrabel SA                                                5,516,075
        133,045  Fortis B                                                     2,373,381
        103,850  Fortis NV*                                                   1,866,832
        100,135  Fortis Strip*                                                      982
         20,357  GIB Holdings Ltd                                               788,582
         30,515  Groupe Bruxelles Lambert SA                                  1,350,862

              See accompanying notes to the financial statements.              1

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES       DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                 BELGIUM -- CONTINUED
         17,933  Kredietbank NPV                                                648,253
         38,522  Solvay Et Cie                                                2,665,275
         68,479  UCB SA                                                       1,954,951
                                                                          -------------
                                                                             27,413,727
                                                                          -------------
                 BRAZIL -- 0.8%
        450,300  Cia de Concessoes Rodoviarias*                               1,408,486
     57,440,000  Cia Saneamento Basico SAO PA                                 1,611,311
        189,300  Petroleo Brasileiro SA (Petrobras) ADR                       3,019,335
        109,800  Ultrapar Participacoes SA ADR                                  736,758
        136,100  Unibanco SA GDR                                              1,732,553
        181,600  Votorantim Celulose e Papel SA ADR                           3,078,120
                                                                          -------------
                                                                             11,586,563
                                                                          -------------
                 CANADA -- 2.0%
        137,200  BCE Inc                                                      2,497,744
        622,000  Hudson's Bay Co                                              3,082,090
        100,840  Inco Ltd*                                                    1,822,877
        220,100  KAP Resources Ltd(a)*                                            1,411
        250,750  Norske Skog Canada Ltd*                                        924,239
      3,512,030  Nortel Networks Corp*                                        3,782,186
         55,800  Placer Dome Inc                                                556,212
        113,500  Rothmans Inc                                                 2,365,311
        393,740  Teck Corp Class B                                            2,640,077
        977,610  Tembec Inc*                                                  7,313,275
        435,860  Timberwest Forest Corp                                       3,576,287
         99,296  Trizec Canada Inc                                            1,145,723
                                                                          -------------
                                                                             29,707,432
                                                                          -------------
                 DENMARK -- 0.6%
        159,220  Carlsberg A/S Class B                                        8,138,222
                                                                          -------------
                 FINLAND -- 1.5%
        124,000  Asko Oyj                                                     2,511,180
      1,016,927  Metso Oyj                                                   11,279,467
        651,700  Nokia Oyj                                                    8,704,844
                                                                          -------------
                                                                             22,495,491
                                                                          -------------

              See accompanying notes to the financial statements.
2

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES       DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                 FRANCE -- 5.3%
         29,360  Accor SA                                                     1,022,164
         39,325  Alcatel SA                                                     199,772
         54,740  Assurances Generales de France (Bearer)                      2,152,172
         23,782  Aventis SA Class A                                           1,400,547
         56,940  Axa                                                            780,100
         13,299  Beghin-Say                                                     482,566
         71,905  BIC SA                                                       2,750,172
        111,182  BNP Paribas                                                  5,185,761
          6,082  Cap Gemini SA                                                  182,458
         25,220  Christian Dior SA                                              817,434
        131,360  Cie de Saint-Gobain                                          3,929,155
         17,910  Etablissements Economiques du Casino Guichard-Perrachon
                   SA                                                         1,268,145
        688,100  Eurotunnel SA Units (Bearer)*                                  600,590
         37,018  Groupe Danone                                                4,617,812
         11,875  Guyenne et Gascogne SA                                       1,002,704
         14,998  Imetal                                                       1,957,706
         11,290  Lafarge Coppee SA                                            1,044,653
         39,166  Lagardere Groupe                                             1,519,888
         57,804  Michelin SA Class B                                          2,069,126
         16,607  Pernod Ricard                                                1,451,940
        129,292  Peugeot SA                                                   5,784,464
         30,763  Sophia (EX-SFI)                                                920,465
         46,955  SPIE Batignolles                                             2,159,687
        533,220  Suez SA                                                     12,241,764
         18,010  Technip SA                                                   1,377,668
         69,614  Thomson CSF                                                  2,614,758
        115,563  Total Fina Elf SA                                           16,478,565
         73,731  Wendel Investissement                                        1,697,792
         25,496  Worms et Compagnie SA                                          409,814
                                                                          -------------
                                                                             78,119,842
                                                                          -------------
                 GERMANY -- 10.7%
         44,130  Aareal Bank AG*                                                716,256
        201,020  Adidas Salomon AG                                           14,332,101
         78,943  Allianz AG                                                  10,056,780
         40,952  Bankgesellschaft Berlin AG*                                     86,348
        118,640  Bilfinger & Berger                                           2,548,070
         35,380  Brau und Brunnen*                                            1,297,674
        112,290  Celanese AG*                                                 2,235,493
        333,910  Commerzbank AG                                               3,638,142

              See accompanying notes to the financial statements.              3

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES       DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                 GERMANY -- CONTINUED
        988,920  Continental AG*                                             16,050,750
        512,380  DaimlerChrysler AG                                          22,059,358
        151,715  Deutsche Bank AG                                             9,343,817
        340,720  Deutsche Post AG                                             3,712,341
      1,380,530  Deutsche Telekom                                            15,366,604
        188,350  Fraport AG Frankfurt Airport Services Worldwide              4,599,400
         94,499  Gehe AG                                                      4,151,848
        225,240  K&S AG                                                       4,307,411
         36,310  Koelnische Rueckversicherungs-Gesellschaft AG (New
                   Shares)*                                                   2,278,990
        112,710  Koelnische Rueckversicherungs-Gesellschaft AG
                   (Registered)*                                              7,079,747
        845,770  Lufthansa AG*                                               10,708,156
         90,590  Metallgesellschaft                                             677,862
         66,800  Munich Reinsurance AG                                       11,955,714
         73,713  Repower Systems AG*                                          1,937,381
        296,480  Stinnes AG                                                   9,449,633
                                                                          -------------
                                                                            158,589,876
                                                                          -------------
                 GREECE -- 0.0%
         68,000  Greek Organization of Football Prognostics SA                  694,885
                                                                          -------------
                 HONG KONG -- 5.1%
      7,460,882  Akai Holdings Ltd(a)(b)*                                         9,565
      5,747,420  Amoy Properties Ltd                                          5,894,828
      1,029,290  Beijing Enterprises Class H                                  1,042,493
        913,010  Cathay Pacific Airways                                       1,416,345
      3,346,440  China Mobile Ltd*                                            9,267,124
        883,340  Goldlion Holdings Ltd                                           53,793
      2,158,449  Great Eagle Holdings Ltd                                     1,923,246
      7,785,430  Hang Lung Development Co Ltd                                 7,036,876
        522,225  Hanison Construction Holdings Ltd*                              16,738
        558,690  Henderson Land Development Co Ltd                            1,830,080
      4,465,050  HKR International Ltd*                                         910,189
      6,164,001  Hong Kong Land Holdings                                      8,567,961
      3,491,865  Hysan Development Co Ltd                                     3,088,977
        109,859  Jardine Matheson Holdings Ltd                                  637,182
      1,263,016  Liu Chong Hing Bank Ltd                                      1,157,772
      7,881,323  New World Development Co Ltd                                 5,153,206
      2,528,790  New World Infrastructure*                                      515,487
     17,382,620  Pacific Century CyberWorks Ltd*                              3,097,692

4             See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES       DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                 HONG KONG -- CONTINUED
      3,190,166  Regal Hotels International Ltd*                                 34,356
      2,823,230  Shanghai Industrial Holdings                                 4,488,241
      7,336,440  South China Morning Post Ltd                                 3,127,413
        762,240  Swire Pacific Ltd Class A                                    3,449,647
      3,631,290  Swire Pacific Ltd Class B                                    2,467,431
      3,117,790  Wharf Holdings Ltd                                           6,495,437
      6,001,810  Wheelock and Co Ltd                                          4,232,073
                                                                          -------------
                                                                             75,914,152
                                                                          -------------
                 INDIA -- 0.7%
        435,000  Gas Authority of India Ltd GDR 144A*                         3,719,250
        155,800  Hindalco Industries Ltd GDR 144A                             2,084,604
        111,400  ICICI Banking Ltd ADR                                          738,582
        216,600  ITC Ltd GDR                                                  3,173,190
         44,500  State Bank of India Ltd GDR                                    518,425
        116,327  Videsh Sanchar Nigam Ltd ADR                                   617,696
                                                                          -------------
                                                                             10,851,747
                                                                          -------------
                 INDONESIA -- 0.2%
      1,776,500  Indosat Tbk                                                  1,835,683
        690,404  PT Daya Guna Samudera*                                           2,729
         35,700  PT Indosat (Persero) Tbk Class B ADR                           365,925
      2,982,000  PT Matahari Putra Prima Tbk                                    185,217
        300,000  Tambang Timah Persero (Foreign Registered)                      13,890
                                                                          -------------
                                                                              2,403,444
                                                                          -------------
                 IRELAND -- 0.8%
        439,737  Allied Irish Banks Plc                                       5,662,313
        389,070  Bank of Ireland                                              4,525,313
         44,130  DePfa Bank Plc                                               2,337,028
                                                                          -------------
                                                                             12,524,654
                                                                          -------------
                 ITALY -- 3.6%
        239,331  Assicurazioni Generali SPA                                   4,548,717
        549,466  Banca Intesa SPA                                             1,341,765
        160,039  Banca Nazionale Del Lavoro SPA*                                230,717
        247,438  Banca Toscana                                                  934,250
        433,859  Banco Ambrosiano Veneto SPA (Savings Shares)                   787,148

              See accompanying notes to the financial statements.              5

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES       DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                 ITALY -- CONTINUED
        106,354  Buzzi Unicem SPA                                               750,970
        168,447  Danieli and Co SPA (Savings Shares)                            248,620
        756,935  Enel SPA                                                     3,845,249
        999,721  ENI-Ente Nazionale Idrocarburi SPA                          15,137,783
         32,934  Ericsson SPA                                                   731,558
         98,310  Fiat SPA                                                     1,125,135
         83,946  Grouppo Editoriale L'Espresso                                  287,317
         89,553  IFIL Finanziaria di Partecipazioni SPA (Savings Shares)        281,039
        678,160  Industriali Riunite SPA                                        681,033
        192,770  Italcementi SPA                                                937,686
        657,651  Italgas SPA                                                  6,707,567
         58,000  Pagnossin SPA                                                  129,119
        194,481  RAS SPA                                                      2,231,512
        420,307  Rinascente per l'Esercizio di Grandi Magazzini SPA           1,389,097
         60,252  San Paolo IMI SPA                                              500,485
        361,206  Telecom Italia Mobile SPA (Savings Shares)                   1,438,193
        353,092  Telecom Italia SPA                                           2,808,309
        562,582  Telecom Italia SPA (Savings Shares)                          3,012,414
        875,632  UniCredito Italiano SPA                                      3,314,707
                                                                          -------------
                                                                             53,400,390
                                                                          -------------
                 JAPAN -- 21.2%
         61,500  Acom Co Ltd                                                  3,625,733
        311,000  Aisin Seiki Co Ltd                                           3,934,551
        497,000  Alps Electric Co Ltd                                         5,713,415
        159,803  Arisawa Manufacturing                                        3,099,961
        157,200  Bandai Co                                                    5,807,245
        444,000  Bank of Fukuoka Ltd                                          1,737,579
        537,000  Canon Inc                                                   18,388,395
        605,700  Chubu Electric Power Co Inc                                 11,341,070
        155,076  Circle K Japan Co Ltd                                        3,237,153
        174,600  Credit Saison Co                                             4,160,123
        268,300  CSK Corp                                                     9,707,814
        166,000  Daiichi Pharmaceuticals Co Ltd                               2,681,145
        480,000  Daikin Industries Ltd                                        8,481,424
        736,000  Daimaru Inc                                                  3,370,708
        338,000  Daiwa Securities Co Ltd                                      1,756,066
        431,000  Denso Corp                                                   6,852,233
          1,099  East Japan Railway Co                                        5,283,431
        599,500  Honda Motor Co Ltd                                          25,382,617

6             See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES       DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                 JAPAN -- CONTINUED
         86,000  Japan Airport Terminal Co Ltd                                  624,518
      1,262,000  Japan Energy Co Ltd                                          1,511,441
        336,000  Jusco Co Ltd                                                 8,756,716
        553,000  Kao Corp                                                    12,663,054
        142,100  Kirin Beverage Corp                                          2,456,922
        859,000  Konica Corp                                                  5,361,279
         48,000  Kose Corp                                                    1,514,106
        426,000  Minebea Co Ltd                                               2,450,403
      1,037,000  Mitsubishi Corp                                              6,944,528
      2,094,000  Mitsubishi Electric Corp*                                    7,241,091
        784,000  Mitsubishi Heavy Industries                                  2,268,056
      1,229,000  Mitsubishi Motors*                                           2,881,643
        455,000  Mitsubishi Rayon Co Ltd                                      1,262,556
        571,000  Mitsui & Co                                                  3,014,768
        611,000  Mitsui Fudosan Co Ltd                                        4,689,495
        589,000  Nikko Securities                                             2,459,031
         71,000  Nintendo Co Ltd                                              8,587,188
        137,000  Nippon Meat Packers Inc                                      1,076,911
        776,000  Nippon Oil Co Ltd                                            3,429,545
      1,420,000  Nissan Motor Co                                             10,371,695
        150,800  Nissin Food Products                                         3,039,784
          5,076  NTT Docomo Inc                                              10,788,614
         46,300  ORIX Corp                                                    3,291,941
        607,000  Ricoh Company Ltd                                           10,853,456
        117,000  Rinnai Corp                                                  2,713,701
        264,100  Sega Corp*                                                   6,337,153
        178,000  Sekisui House Ltd                                            1,301,615
         88,000  Shimachu Co                                                  1,514,106
        390,000  Shiseido Co Ltd                                              5,144,520
        308,000  Showa Corp                                                   2,673,065
        764,000  Sumitomo Chemical Co Ltd                                     3,054,325
        804,000  Sumitomo Trust & Banking                                     3,471,918
        302,000  Takeda Chemical Industries Ltd                              12,761,102
        388,000  Tanabe Seiyaku Co Ltd                                        3,112,116
        186,000  Tokyo Broadcasting System Inc                                3,333,614
      1,147,000  Tokyo Gas Co                                                 3,269,818
        352,000  Toppan Printing Co Ltd                                       3,164,779
        265,640  Tostem Corp                                                  4,021,624
         82,000  Tsubaki Nakashima Co Ltd                                       615,527
          1,970  UFJ Holdings Inc                                             4,436,301

              See accompanying notes to the financial statements.              7

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES       DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                 JAPAN -- CONTINUED
        287,000  Ushio Inc                                                    2,967,672
            734  West Japan Railway Co                                        2,686,763
        222,000  Yamaha Corp                                                  2,130,781
         98,000  Yamanouchi Pharmaceutical Co Ltd                             2,301,944
        137,000  Yamato Kogyo Co                                                744,132
                                                                          -------------
                                                                            313,855,980
                                                                          -------------
                 MALAYSIA -- 0.1%
      1,059,000  Maxis Communications BHD*                                    1,560,632
                                                                          -------------
                 NETHERLANDS -- 3.1%
        113,472  Aegon NV                                                     1,624,717
        101,802  Akzo Nobel NV                                                3,795,811
        180,042  Elsevier NV                                                  2,283,014
         15,499  Fugro NV                                                       744,794
         39,886  Hagemeyer NV                                                   447,880
        129,174  Hal Trust (Participating Units)                              2,375,268
        237,844  ING Groep NV                                                 5,192,225
        143,113  Koninklijke Ahold NV                                         2,387,369
         65,520  Koninklijke BAM NBM NV                                       1,204,790
        146,332  Koninklijke Philips Electronics NV                           2,927,559
         92,391  Koninklijke Philips Electronics NV ADR                       1,866,298
         95,487  Koninklijke Volker Wessels                                   2,060,170
         45,931  Koninklijke Wessanen NV                                        336,032
        168,820  Laurus NV*                                                     168,873
        176,570  Royal Dutch Petroleum                                        7,965,461
         69,352  TNT Post Group NV                                            1,367,752
         57,623  Unilever NV                                                  3,404,780
         21,060  Univar NV*                                                     139,411
         42,121  Van Ommeren Vopak*                                             458,520
        225,784  Vendex NV                                                    2,347,120
         24,321  VNU NV                                                         596,290
        111,910  Wegener Arcade NV                                              658,501
         32,487  Wereldhave NV                                                1,608,930
                                                                          -------------
                                                                             45,961,565
                                                                          -------------
                 NEW ZEALAND -- 1.3%
      1,898,386  Air New Zealand Class B*                                       532,554
      5,046,877  Carter Holt Harvey Ltd                                       4,082,225

8             See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES       DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                 NEW ZEALAND -- CONTINUED
      1,592,474  Fletcher Building Ltd                                        2,129,445
      4,719,987  Telecom Corp of New Zealand                                 11,166,559
      7,797,337  Trans Tasman Properties Ltd*                                   838,498
                                                                          -------------
                                                                             18,749,281
                                                                          -------------
                 NORWAY -- 2.1%
        222,800  Ekornes AS                                                   2,543,784
        203,000  Hydralift ASA                                                1,134,605
        358,910  Norske Skogindustrier AS Class A                             5,193,722
      1,590,300  PAN Fish ASA*                                                  527,820
        311,720  Prosafe ASA*                                                 4,552,228
        504,730  Smedvig A/S Class A                                          2,867,936
      1,733,320  Statoil ASA                                                 14,727,375
                                                                          -------------
                                                                             31,547,470
                                                                          -------------
                 PORTUGAL -- 0.1%
        217,420  Electricidade de Portugal SA                                   356,084
        264,863  Portugal Telecom SA                                          1,711,760
                                                                          -------------
                                                                              2,067,844
                                                                          -------------
                 SINGAPORE -- 1.2%
      2,471,840  Allgreen Properties Ltd                                      1,638,617
        937,780  DBS Group Holdings Ltd                                       6,377,451
      2,198,073  Jardine Strategic Holdings Ltd                               5,978,759
        868,450  Singapore Land Ltd                                           1,598,085
      6,039,820  SMRT Corp Ltd                                                2,174,522
                                                                          -------------
                                                                             17,767,434
                                                                          -------------
                 SOUTH AFRICA -- 0.2%
        273,500  Allied Technologies Ltd                                        559,411
        276,553  Liberty Life Association of Africa Ltd                       1,402,300
      1,065,539  Sun International Ltd*                                         161,177
        231,500  Western Areas Gold Mining Co Ltd*                              726,775
                                                                          -------------
                                                                              2,849,663
                                                                          -------------
                 SOUTH KOREA -- 1.5%
         19,865  Hansol Paper Manufacturing Ltd*                                116,518
        718,100  KT Corp ADR                                                 16,308,051

              See accompanying notes to the financial statements.              9

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES       DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                 SOUTH KOREA -- CONTINUED
        226,000  Samsung Corp                                                 1,594,476
         61,040  Samsung Fire & Marine Insurance                              4,189,692
                                                                          -------------
                                                                             22,208,737
                                                                          -------------
                 SPAIN -- 2.5%
         34,670  Actividades de Construccion y Servicios SA                     945,564
        140,000  Amadeus Global Travel Distribution                             762,004
        278,752  Banco Bilbao Vizcaya SA                                      2,736,455
         59,470  Banco Popular Espanol                                        2,361,467
        413,442  Banco Santander Central Hispano                              2,761,200
        362,618  Endesa SA                                                    4,302,996
         92,390  FENOSA SA                                                    1,143,459
        213,400  Gas Natural SDG SA                                           3,863,334
        316,433  Iberdrola SA                                                 4,080,785
         15,900  Inditex SA                                                     310,303
        116,650  Red Electrica de Espana                                      1,150,850
        367,480  Repsol YPF SA                                                4,793,156
         69,160  Tabacalera SA Class A                                        1,559,302
        612,804  Telefonica de Espana SA*                                     5,619,134
        114,877  Transportes Azkar SA                                           483,311
                                                                          -------------
                                                                             36,873,320
                                                                          -------------
                 SWEDEN -- 1.2%
        290,590  Autoliv Inc SDR                                              6,330,364
        503,700  Billerud AB                                                  4,748,647
        652,800  SAAB AB Class B                                              7,058,312
                                                                          -------------
                                                                             18,137,323
                                                                          -------------
                 SWITZERLAND -- 2.8%
        179,460  ABB Ltd*                                                       980,623
          2,822  Banque Cantonale Vaudoise (Bearer)*                            257,161
          2,186  Belimo Automation AG                                           604,531
         17,580  Bobst Group AG (Registered)*                                   563,488
        119,248  Credit Suisse Group*                                         2,773,302
          1,905  Fischer (George) AG (Registered)                               288,165
          5,017  Forbo Holdings AG (Registered)                               1,504,448
          9,058  Geberit International AG*                                    2,535,141
         21,980  Hero AG                                                      2,336,194
          4,935  Holcim Ltd                                                     917,512

10            See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES       DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                 SWITZERLAND -- CONTINUED
            640  Jelmoli (Bearer)                                               511,352
          3,706  Jelmoli (Registered)                                           585,294
          7,445  Kraftwerk Laufenberg (Bearer)                                1,786,026
          2,849  Merkur Holding AG (Registered)                                 569,553
         23,640  Nestle SA                                                    5,072,522
        127,010  Novartis AG                                                  5,154,372
            504  Schweizerische National-Versicherungs-Gesellschaft             224,687
          4,870  Societe Generale de Surveillance Holding SA
                   (Registered)                                               1,288,368
          1,674  Sulzer Gebrueder AG (Registered)*                              263,262
          5,866  Sulzer Medica AG*                                              862,906
         18,180  Swatch Group AG                                              1,353,823
         37,686  Swiss Reinsurance Co                                         2,661,990
         18,620  Swisscom AG                                                  4,944,571
          3,480  Unique Zurich Airport*                                         227,262
         42,410  Zellweger Luwa AG                                            1,948,602
         12,351  Zurich Financial Services AG                                 1,222,219
                                                                          -------------
                                                                             41,437,374
                                                                          -------------
                 TAIWAN -- 0.5%
      3,791,340  China Steel Corp                                             1,760,324
        258,480  Compal Electronics GDR 144A*                                 1,207,102
        646,070  Standard Foods Taiwan Ltd                                      157,532
      4,037,160  Taiwan Cement Corp*                                          1,202,483
        110,300  Taiwan Semiconductor Manufacturing Co ADR*                     901,151
      1,797,000  United Microelectronics*                                     1,474,542
                                                                          -------------
                                                                              6,703,134
                                                                          -------------
                 THAILAND -- 0.3%
      1,291,800  Jasmine International Pcl (Foreign Registered)*                 80,221
        821,000  PTT Exploration & Production Pcl (Foreign Registered)*       2,374,070
         81,000  Siam Cement Pcl (Foreign Registered)                         1,985,162
        487,700  Thai Telephone & Telecommunications (Foreign
                   Registered)*                                                  29,824
        214,800  Total Access Communication (Foreign Registered)*               173,988
                                                                          -------------
                                                                              4,643,265
                                                                          -------------
                 UNITED KINGDOM -- 15.7%
        467,440  Abbey National Plc                                           5,394,199
        624,591  Allied Domecq Plc                                            3,951,675
        121,400  AstraZeneca Plc                                              3,421,600

              See accompanying notes to the financial statements.             11

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES       DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                 UNITED KINGDOM -- CONTINUED
        207,827  AWG Plc*                                                     1,583,326
        497,428  BAA PLC                                                      4,270,566
        842,247  Barclays Plc                                                 6,045,326
        116,043  Berkley Group                                                1,211,672
      1,056,746  BG Group Plc                                                 4,405,464
        250,747  BHP Billiton Plc                                             1,183,036
        251,790  Boots Co                                                     2,134,427
      1,335,188  BP Amoco Plc                                                10,337,339
        349,833  BPB Industries Plc                                           1,682,997
        880,510  British Aerospace                                            4,167,906
        501,600  British Energy Plc (Deferred Shares)(a)*                            --
        697,876  British Sky Broadcasting Plc*                                6,585,221
      2,087,701  BT Group Plc                                                 6,458,929
      1,330,378  BTR Siebe Plc                                                1,584,631
        240,432  Cable & Wireless                                               596,938
        173,200  Cadbury Schweppes Plc                                        1,253,210
      1,086,964  Centrica Plc                                                 3,161,078
        556,622  Chubb Plc                                                    1,145,181
        457,906  Commercial Union Plc                                         3,534,591
        490,755  Cookson Group Plc                                              225,847
        585,883  Diageo Plc                                                   7,087,285
        233,822  Dixons Group Plc (New Shares)                                  593,187
        418,898  FKI Plc                                                        706,313
        510,400  Gallaher Group Plc                                           5,210,949
        451,696  GlaxoSmithKline Plc                                          8,496,539
        266,470  Great Portland Estates Plc                                     902,723
        469,989  Great Universal Stores Plc                                   3,642,400
        395,358  Hanson Plc                                                   2,415,738
        426,700  HBOS Plc                                                     4,778,851
        518,483  HSBC Holdings Plc                                            5,899,014
        302,193  Imperial Chemical Industries Plc                             1,190,860
        468,518  Imperial Tobacco Group Plc                                   7,812,810
        395,000  John Wood Group Plc*                                         1,264,823
         81,570  Johnson Matthey                                              1,123,008
        605,273  Kidde Plc                                                      617,956
      1,254,017  Kingfisher Plc                                               4,127,007
        532,860  Ladbroke Group                                               1,574,377
      1,569,186  Lattice Group Plc                                            4,175,083
        904,480  Legal & General Group Plc                                    1,717,444
        665,120  Lloyds TSB Group Plc                                         5,751,406

12            See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES       DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                 UNITED KINGDOM -- CONTINUED
         39,438  Lonmin Plc                                                     536,858
        318,669  Marks & Spencer Group Plc                                    1,688,351
      1,512,501  mmO2 Plc*                                                    1,158,145
         71,490  Morgan Crucible                                                 81,282
        211,600  National Grid Group Plc                                      1,477,868
        634,940  National Power*                                              1,286,667
        237,339  Nycomed Amersham Plc                                         2,089,025
        177,717  P&O Princess Cruises Plc                                     1,154,624
        377,717  Peninsular & Oriental Steam Navigation Co                    1,321,957
        330,596  Prudential Corp                                              2,603,021
        328,240  Rank Group Plc                                               1,348,088
        210,690  Reed International Plc                                       1,880,537
        792,020  Rentokil Initial Plc                                         2,918,981
        214,669  Reuters Holdings Plc                                           941,423
        102,200  Rexam Plc                                                      705,096
        125,441  RMC Group                                                    1,017,764
        124,300  Rolls-Royce                                                    270,634
        245,332  Royal & Sun Alliance Insurance Group                           472,483
        298,895  Royal Bank of Scotland Group                                 7,134,225
        578,000  Safeway Plc                                                  1,922,333
        221,370  Sainsbury (J)                                                1,083,814
        407,421  Scottish & Newcastle Plc                                     3,469,469
        336,960  Scottish Hydro-Electric Plc                                  3,492,331
        397,000  Scottish Power Plc                                           2,259,959
        452,863  Severn Trent Plc                                             4,704,084
      1,162,850  Shell Transport & Trading (Registered)                       7,797,853
        254,310  Six Continents Plc                                           2,387,890
        412,160  Smith (David S.) Holdings Plc                                  911,726
        130,000  South African Breweries Plc                                    917,002
        143,400  SSL International Plc                                          695,423
        140,434  Standard Chartered Plc                                       1,607,556
        213,417  THUS Group Plc*                                                 25,585
        226,228  TI Automotive Ltd(a)*                                               --
        389,546  Tomkins Plc                                                  1,458,265
        233,447  Trinity Mirror Plc                                           1,408,365
        477,632  Unilever Plc                                                 4,351,820
        338,384  United Utilities                                             3,276,773
        271,030  Viglen Technology Plc (Entitlement Letters)(a)*                     --
        325,980  Viridian Group Plc                                           2,488,516
      6,268,273  Vodafone Group Plc                                          10,035,765

              See accompanying notes to the financial statements.             13

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES       DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                 UNITED KINGDOM -- CONTINUED
        188,354  Whitebread Plc                                               1,544,233
        208,676  Wolseley                                                     1,901,297
                                                                          -------------
                                                                            231,250,020
                                                                          -------------
                 UNITED STATES -- 0.3%
        227,900  Freeport-McMoran Copper & Gold*                              3,735,281
                                                                          -------------

                 TOTAL COMMON STOCKS (COST $1,444,911,298)                1,346,030,494
                                                                          -------------
                 PREFERRED STOCKS -- 2.0%
                 AUSTRALIA -- 0.0%
        119,448  News Corporation Ltd 0.93%                                     518,488
                                                                          -------------
                 BRAZIL -- 0.1%
     88,610,000  Gerdau SA                                                      959,406
                                                                          -------------
                 FRANCE -- 0.1%
         16,158  Etablissements Economiques du Casino Guichard Perrachon        836,677
                                                                          -------------
                 GERMANY -- 1.6%
        276,660  Bayerische Motoren Werke AG 2.41%                            6,918,672
         55,000  Rheinmetall AG 2.51%                                         1,078,770
        187,604  Rheinmetall AG 3.92%                                         2,391,782
         53,890  Villeroy & Boch AG (Non Voting) 5.78%                          533,784
        410,749  Volkswagen AG 5.30%                                         13,131,982
                                                                          -------------
                                                                             24,054,990
                                                                          -------------
                 ITALY -- 0.1%
         90,433  Fiat SPA 4.95%                                                 654,515
         38,571  IFI Istituto Finanziario Industries 4.82%                      606,738
         70,578  Societa Assicuratrice Industriale SPA (SAI) 8.00%              430,523
                                                                          -------------
                                                                              1,691,776
                                                                          -------------
                 THAILAND -- 0.1%
      1,443,380  Siam Commercial Bank Ltd*                                      906,603
                                                                          -------------

                 TOTAL PREFERRED STOCKS (COST $28,768,249)                   28,967,940
                                                                          -------------

              See accompanying notes to the financial statements.
14

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES/
   PAR VALUE     DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                 CONVERTIBLE SECURITIES -- 0.4%
                 JAPAN -- 0.4%
 JPY456,000,000  Internet Initiative Japan Inc, 144A, 1.75%, due
                   03/31/05                                                   3,230,633
 JPY400,000,000  UMC Japan, 144A, Zero Coupon, due 03/26/07                   2,850,757
                                                                          -------------
                                                                              6,081,390
                                                                          -------------

                 TOTAL CONVERTIBLE SECURITIES (COST $7,121,880)               6,081,390
                                                                          -------------
                 DEBT OBLIGATIONS -- 0.0%
                 UNITED KINGDOM -- 0.0%
GBP   102,000    BG Transco Holdings Plc Index Linked, 4.186%, due
                   12/14/22                                                     190,776
GBP   102,000    BG Transco Holdings Plc, 4.98%, Variable Rate, due
                   12/14/09                                                     157,268
GBP   102,000    BG Transco Holdings Plc, 7.00%, due 12/16/24                   172,975
GBP    35,888    British Aerospace Plc, 7.45%, due 11/30/03                      26,092
                                                                          -------------
                                                                                547,111
                                                                          -------------

                 TOTAL DEBT OBLIGATIONS (COST $409,871)                         547,111
                                                                          -------------
                 INVESTMENT FUNDS -- 0.0%
                 UNITED STATES -- 0.0%
         38,500  Alliance Korean Investment Fund A*                             355,355
                                                                          -------------

                 TOTAL INVESTMENT FUNDS (COST $327,839)                         355,355
                                                                          -------------
                 RIGHTS AND WARRANTS -- 0.0%
                 FRANCE -- 0.0%
         85,957  Cap Gemini SA Warrants, Expires 3/31/03*                         1,686
                                                                          -------------
                 ITALY -- 0.0%
         68,334  Banca Intesa SPA Warrants, Expires 11/15/02*                   272,082
                                                                          -------------
                 THAILAND -- 0.0%
         24,385  Thai Telephone & Telecom Warrants, Expires 9/29/06
                   (Foreign Registered)*                                            647
                                                                          -------------

                 TOTAL RIGHTS AND WARRANTS (COST $237,238)                      274,415
                                                                          -------------

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

    SHARES/
   PAR VALUE     DESCRIPTION                                                VALUE ($)
---------------------------------------------------------------------------------------
                 SHORT-TERM INVESTMENTS -- 5.4%
                 CASH EQUIVALENTS -- 5.4%
USD  39,700,000  Royal Bank of Canada Time Deposit, 1.81%, due 9/03/02       39,700,000
     39,991,277  The Boston Global Investment Trust(c)                       39,991,277
                                                                          -------------
                                                                             79,691,277
                                                                          -------------

                 TOTAL SHORT-TERM INVESTMENTS (COST $79,691,277)             79,691,277
                                                                          -------------
                 TOTAL INVESTMENTS -- 98.9%
                 (Cost $1,561,467,652)                                    1,461,947,982

                 Other Assets and Liabilities (net) -- 1.1%                  15,640,236
                                                                          -------------
                 TOTAL NET ASSETS -- 100.0%                               $1,477,588,218
                                                                          =============

                 NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

GDR - Global Depository Receipt

SDR - Swedish Depository Receipt

*    Non-income producing security.

+ Direct placement securities are restricted as to resale. They have been valued at fair value by the Trustees after consideration of restricitions as to resale, financial condition and prospects of the issuer, general market conditions, and pertinent information in accordance with the Fund's By-Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to those restricted securities.

16            See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

Additional information on each restricted security is as follows:

                                                                         MARKET
                                                                       VALUE AS A      MARKET
                                                                       PERCENTAGE   VALUE AS OF
                                           ACQUISITION   ACQUISITION   OF FUND'S     AUGUST 31,
                   ISSUER, DESCRIPTION        DATE          COST       NET ASSETS       2002
                   -------------------     -----------   -----------   ----------   ------------
                   Lihir Gold Ltd ADR       10/07/99     $1,454,640       0.07%      $1,033,524

(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(b)  Bankrupt issuer.

(c)  Represents investment of security lending collateral (Note 1).

CURRENCY ABBREVIATIONS:

GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

              See accompanying notes to the financial statements.             17

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

At August 31, 2002, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
--------------------------------------------------------------------
Financials                                                     20.8%
Consumer Discretionary                                         19.2
Industrials                                                    13.0
Consumer Staples                                                8.6
Telecommunication Services                                      8.1
Energy                                                          7.9
Materials                                                       7.3
Utilities                                                       6.8
Information Technology                                          4.8
Health Care                                                     3.5
                                                              -----
                                                              100.0%
                                                              =====

18            See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $37,837,535 (cost $1,561,467,652)
    (Note 1)                                                  $1,461,947,982
   Cash                                                               13,354
   Foreign currency, at value (cost $55,317,004) (Note 1)         57,464,809
   Receivable for investments sold                                   914,655
   Receivable for Fund shares sold                                       152
   Dividends and interest receivable                               2,469,430
   Foreign taxes receivable                                          822,828
   Receivable for expenses reimbursed by Manager (Note 2)            109,058
                                                              --------------
      Total assets                                             1,523,742,268
                                                              --------------

LIABILITIES:
   Payable for investments purchased                               5,027,638
   Payable upon return of securities loaned (Note 1)              39,991,277
   Payable for Fund shares repurchased                                42,672
   Payable to affiliate for (Note 2):
      Management fee                                                 742,668
      Shareholder service fee                                        184,249
      12b-1 fee - Class M                                                 28
      Administration fee - Class M                                        16
   Accrued expenses                                                  165,502
                                                              --------------
      Total liabilities                                           46,154,050
                                                              --------------
NET ASSETS                                                    $1,477,588,218
                                                              ==============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $1,588,439,475
   Accumulated undistributed net investment income                16,753,129
   Accumulated net realized loss                                 (30,331,799)
   Net unrealized depreciation                                   (97,272,587)
                                                              --------------
                                                              $1,477,588,218
                                                              ==============

NET ASSETS ATTRIBUTABLE TO:
   Class II shares                                            $  155,725,825
                                                              ==============
   Class III shares                                           $1,112,871,692
                                                              ==============
   Class IV shares                                            $  208,878,541
                                                              ==============
   Class M shares                                             $      112,160
                                                              ==============

              See accompanying notes to the financial statements.             19

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED) -- AUGUST 31, 2002
(UNAUDITED)
--------------------------------------------------------------------------------

SHARES OUTSTANDING:
   Class II                                                       15,832,555
                                                              ==============
   Class III                                                     112,894,834
                                                              ==============
   Class IV                                                       21,182,414
                                                              ==============
   Class M                                                            11,406
                                                              ==============

NET ASSET VALUE PER SHARE:
   Class II                                                   $         9.84
                                                              ==============
   Class III                                                  $         9.86
                                                              ==============
   Class IV                                                   $         9.86
                                                              ==============
   Class M                                                    $         9.83
                                                              ==============

20            See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $2,819,819)         $  22,936,480
   Interest (including securities lending income of
    $787,465)                                                     2,282,455
                                                              -------------
      Total income                                               25,218,935
                                                              -------------
EXPENSES:
   Management fee (Note 2)                                        4,429,341
   Custodian fees                                                   474,260
   Transfer agent fees                                               31,464
   Audit fees                                                        26,220
   Legal fees                                                        27,158
   Trustees fees (Note 2)                                            15,898
   Registration fees                                                 12,144
   Miscellaneous                                                     14,168
   Fees reimbursed by Manager (Note 2)                             (584,844)
                                                              -------------
                                                                  4,445,809
   Shareholder service fee (Note 2) - Class II                      161,957
   Shareholder service fee (Note 2) - Class III                     852,706
   Shareholder service fee (Note 2) - Class IV                       86,513
                                                              -------------
   12B-1 fee (Note 2) - Class M                                          28
                                                              -------------
   Administration fee (Note 2) - Class M                                 23
                                                              -------------
      Net expenses                                                5,547,036
                                                              -------------
         Net investment income                                   19,671,899
                                                              -------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                                 1,313,841
      Foreign currency, forward contracts and foreign
       currency related transactions                              5,876,380
                                                              -------------

         Net realized gain                                        7,190,221
                                                              -------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                               (43,698,852)
      Foreign currency, forward contracts and foreign
       currency related transactions                              2,944,260
                                                              -------------

         Net unrealized loss                                    (40,754,592)
                                                              -------------

      Net realized and unrealized loss                          (33,564,371)
                                                              -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (13,892,472)
                                                              =============

              See accompanying notes to the financial statements.             21

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   19,671,899    $   22,627,904
   Net realized gain (loss)                                    7,190,221       (31,941,438)
   Change in net unrealized appreciation (depreciation)      (40,754,592)      (99,343,365)
                                                          --------------    --------------
   Net decrease in net assets from operations                (13,892,472)     (108,656,899)
                                                          --------------    --------------
Distributions to shareholders from:
   Net investment income
      Class II                                                (1,268,767)         (913,145)
      Class III                                               (9,304,745)      (11,258,163)
      Class IV                                                (1,854,709)       (1,559,674)
      Class M                                                        (51)               --
                                                          --------------    --------------
      Total distributions from net investment income         (12,428,272)      (13,730,982)
                                                          --------------    --------------
   Net realized gains
      Class II                                                        --          (667,887)
      Class III                                                       --       (10,672,198)
      Class IV                                                        --        (1,492,707)
                                                          --------------    --------------
      Total distributions from net realized gains                     --       (12,832,792)
                                                          --------------    --------------
                                                             (12,428,272)      (26,563,774)
                                                          --------------    --------------
   Net share transactions: (Note 4)
      Class II                                                60,182,565        43,713,899
      Class III                                               76,579,150       143,493,669
      Class IV                                                83,094,069         6,306,235
      Class M                                                    112,573               858
                                                          --------------    --------------
   Increase in net assets resulting from net share
    transactions                                             219,968,357       193,514,661
                                                          --------------    --------------
      Total increase in net assets                           193,647,613        58,293,988
NET ASSETS:
   Beginning of period                                     1,283,940,605     1,225,646,617
                                                          --------------    --------------
   End of period (including accumulated undistributed
    net investment income of $16,753,129 and
    $9,509,502, respectively)                             $1,477,588,218    $1,283,940,605
                                                          ==============    ==============

22            See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS II SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                  YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   -----------------------------------------------------------
                                            (UNAUDITED)        2002         2001        2000        1999        1998
                                          ----------------  -----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.94       $  11.21     $ 13.14     $ 11.79     $ 12.09     $ 10.65
                                              --------       --------     -------     -------     -------     -------

Income from investment operations:
   Net investment income(b)                       0.14           0.16        0.20        0.17        0.20        0.18
   Net realized and unrealized
     gain (loss)                                 (0.15)         (1.20)      (0.41)       2.89       (0.14)       1.48
                                              --------       --------     -------     -------     -------     -------

      Total from investment operations           (0.01)         (1.04)      (0.21)       3.06        0.06        1.66
                                              --------       --------     -------     -------     -------     -------

Less distributions to shareholders:
   From net investment income                    (0.09)         (0.11)      (0.29)      (0.21)      (0.25)      (0.22)
   From net realized gains                          --          (0.12)      (1.43)      (1.50)      (0.11)      (0.00)(c)
                                              --------       --------     -------     -------     -------     -------

      Total distributions                        (0.09)         (0.23)      (1.72)      (1.71)      (0.36)      (0.22)
                                              --------       --------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                $   9.84       $   9.94     $ 11.21     $ 13.14     $ 11.79     $ 12.09
                                              ========       ========     =======     =======     =======     =======
TOTAL RETURN(a)                                  (0.21)%**      (9.37)%     (1.84)%     25.63%       0.36%      15.94%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $155,726       $100,127     $61,681     $60,278     $33,780     $53,949
   Net expenses to average daily
     net assets                                   0.82%*         0.82%       0.82%       0.82%       0.82%       0.82%
   Net investment income to average
     daily net assets                             2.57%*         1.56%       1.63%       1.28%       1.64%       1.60%
   Portfolio turnover rate                          10%            22%         38%         35%         27%         19%
   Fees and expenses reimbursed by
     the Manager to average daily
     net assets:                                  0.08%*         0.09%       0.09%       0.10%       0.25%       0.25%

*    Annualized.
**   Not Annualized.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)  Computed using average shares outstanding throughout the period.
(c)  The distribution from net realized gains was less than $.01 per share.

              See accompanying notes to the financial statements.             23

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                     YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ----------------------------------------------------------------
                                            (UNAUDITED)         2002          2001          2000         1999        1998
                                          ----------------  ------------  ------------  ------------  ----------  ----------
NET ASSET VALUE, BEGINNING
 OF PERIOD                                   $     9.95      $    11.22    $    13.16    $    11.81    $  12.10    $  10.66
                                             ----------      ----------    ----------    ----------    --------    --------

Income from investment operations:
   Net investment income(b)                        0.14            0.19          0.21          0.20        0.20        0.21
   Net realized and unrealized gain
     (loss)                                       (0.14)          (1.23)        (0.43)         2.86       (0.12)       1.45
                                             ----------      ----------    ----------    ----------    --------    --------

      Total from investment operations             0.00           (1.04)        (0.22)         3.06        0.08        1.66
                                             ----------      ----------    ----------    ----------    --------    --------

Less distributions to shareholders:
   From net investment income                     (0.09)          (0.11)        (0.29)        (0.21)      (0.26)      (0.22)
   From net realized gains                           --           (0.12)        (1.43)        (1.50)      (0.11)      (0.00)(c)
                                             ----------      ----------    ----------    ----------    --------    --------

      Total distributions                         (0.09)          (0.23)        (1.72)        (1.71)      (0.37)      (0.22)
                                             ----------      ----------    ----------    ----------    --------    --------
NET ASSET VALUE, END OF PERIOD               $     9.86      $     9.95    $    11.22    $    13.16    $  11.81    $  12.10
                                             ==========      ==========    ==========    ==========    ========    ========
TOTAL RETURN(a)                                   (0.11)%**       (9.33)%       (1.85)%       25.65%       0.48%      15.95%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)         $1,112,872      $1,049,456    $1,019,541    $1,022,498    $927,108    $847,427
   Net expenses to average daily net
     assets                                        0.75%*          0.75%         0.75%         0.75%       0.75%       0.75%
   Net investment income to average
     daily net assets                              2.67%*          1.88%         1.71%         1.48%       1.60%       1.80%
   Portfolio turnover rate                           10%             22%           38%           35%         27%         19%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                       0.08%*          0.09%         0.09%         0.10%       0.25%       0.25%

*    Annualized.
**   Not Annualized.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)  Computed using average shares outstanding throughout the period.
(c)  The distribution from net realized gains was less than $.01 per share.

24            See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                            SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                            AUGUST 31, 2002     --------------------------------------------------------
                                              (UNAUDITED)         2002        2001        2000        1999       1998+
                                            ----------------    --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD            $   9.96        $  11.22    $  13.16    $  11.81    $  12.11    $  10.90
                                                --------        --------    --------    --------    --------    --------

Income from investment operations:
   Net investment income                            0.14            0.20        0.22        0.21        0.22        0.00(b)(c)
   Net realized and unrealized gain
     (loss)                                        (0.15)          (1.22)      (0.43)       2.86       (0.15)       1.21
                                                --------        --------    --------    --------    --------    --------

      Total from investment operations             (0.01)          (1.02)      (0.21)       3.07        0.07        1.21
                                                --------        --------    --------    --------    --------    --------

Less distributions to shareholders:
   From net investment income                      (0.09)          (0.12)      (0.30)      (0.22)      (0.26)         --
   From net realized gains                            --           (0.12)      (1.43)      (1.50)      (0.11)         --
                                                --------        --------    --------    --------    --------    --------

      Total distributions                          (0.09)          (0.24)      (1.73)      (1.72)      (0.37)         --
                                                --------        --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                  $   9.86        $   9.96    $  11.22    $  13.16    $  11.81    $  12.11
                                                ========        ========    ========    ========    ========    ========
TOTAL RETURN(a)                                    (0.19)%**       (9.19)%     (1.79)%     25.74%       0.53%      11.10%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)            $208,879        $134,357    $144,425    $141,175    $130,760    $219,785
   Net expenses to average daily net
     assets                                         0.69%*          0.69%       0.69%       0.69%       0.69%       0.69%*
   Net investment income to average
     daily net assets                               2.69%*          1.97%       1.77%       1.55%       1.81%       0.26%*
   Portfolio turnover rate                            10%             22%         38%         35%         27%         19%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                        0.08%*          0.09%       0.09%       0.10%       0.25%       0.25%

+    Period from January 9, 1998 (commencement of operations) to February 28,
     1998.
*    Annualized.
**   Not Annualized.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)  Net investment income earned was less than $.01 per share.
(c)  Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.             25

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                PERIOD FROM
                                                                              JANUARY 25, 2002
                                                         SIX MONTHS ENDED      (COMMENCEMENT
                                                         AUGUST 31, 2002   OF OPERATIONS) THROUGH
                                                           (UNAUDITED)       FEBRUARY 28, 2002
                                                         ----------------  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $      9.93           $     9.85
                                                           -----------           ----------

Income from investment operations:
   Net investment income                                          0.05                 0.00(b)(c)
   Net realized and unrealized gain (loss)                       (0.07)                0.08
                                                           -----------           ----------

      Total from investment operations                           (0.02)                0.08
                                                           -----------           ----------

Less distributions to shareholders:
   From net investment income                                    (0.08)                  --
                                                           -----------           ----------

      Total distributions                                        (0.08)                  --
                                                           -----------           ----------
NET ASSET VALUE, END OF PERIOD                             $      9.83           $     9.93
                                                           ===========           ==========
TOTAL RETURN(a)                                                  (0.26)%**             0.81%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                       $       112           $        1
   Net expenses to average daily net assets                       1.05%*               1.05%*
   Net investment income to average daily net assets              0.97%*               0.35%*
   Portfolio turnover rate                                          10%                  22%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                                    0.08%*               0.09%*

*    Annualized.
**   Not Annualized.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b)  Computed using average shares outstanding throughout the period.
(c)  Net investment income earned was less than $.01 per share.

26            See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Foreign Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the Morgan Stanley Capital International EAFE Index.

      Throughout the six months ended August 31, 2002, the Fund had four classes of shares outstanding: Class II, Class III, Class IV, and Class M.
      Class M shares bear an administrative fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee. (see Note 2) The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no forward foreign currency contracts outstanding as of August 31, 2002.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS
      The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in the price of the security or index underlying these transactions. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. At August 31, 2002, there were no open swap agreements.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2002 there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      the current value of the option. Premuims paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2002 there were no open purchased option contracts.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2002, there were no outstanding futures contracts.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund loaned securities having a market value of $37,837,535 collateralized by cash in the amount of $39,991,277 which was invested in a short-term instrument.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $23,898,414 expiring in 2010. The Fund has elected to defer to March 1, 2002 post-October capital losses of $11,953,014.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, and .09% for Class IV shares.

      The Fund pays GMO an administrative fee monthly at the annual rate of .20% of average daily Class M net assets for support services provided to Class M shareholders.

      Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of 0.25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees (Class II, Class III and Class IV only), administrative fee (Class M only), 12b-1 fee (Class M only) and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002, was $15,898. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002 aggregated $336,611,789 and $141,169,364, respectively.

      At August 31, 2002 the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
         $1,561,467,652    $118,807,798     $ (218,327,468)   $(99,519,670)

4.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             Six Months Ended
                                                             August 31, 2002                Year Ended
                                                               (Unaudited)              February 28, 2002
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
         Class II:                                      -----------  -------------  -----------  -------------
         Shares sold                                      6,722,597  $  70,231,796    6,901,919  $  66,851,376
         Shares issued to shareholders
           in reinvestment of distributions                 107,329      1,150,570      147,774      1,500,948
         Shares repurchased                              (1,075,195)   (11,199,801)  (2,475,524)   (24,638,425)
                                                        -----------  -------------  -----------  -------------
         Net increase                                     5,754,731  $  60,182,565    4,574,169  $  43,713,899
                                                        ===========  =============  ===========  =============

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             Six Months Ended
                                                             August 31, 2002                Year Ended
                                                               (Unaudited)              February 28, 2002
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
         Class III:                                     -----------  -------------  -----------  -------------
         Shares sold                                     18,907,527  $ 199,006,821   26,800,942  $ 274,364,642
         Shares issued to shareholders
           in reinvestment of distributions                 457,144      4,909,728    1,685,173     17,307,866
         Shares repurchased                             (11,901,226)  (127,337,399) (13,914,112)  (148,178,839)
                                                        -----------  -------------  -----------  -------------
         Net increase                                     7,463,445  $  76,579,150   14,572,003  $ 143,493,669
                                                        ===========  =============  ===========  =============

                                                             Six Months Ended
                                                             August 31, 2002                Year Ended
                                                               (Unaudited)              February 28, 2002
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
         Class IV:                                      -----------  -------------  -----------  -------------
         Shares sold                                      7,592,306  $  82,072,832      423,565  $   4,206,000
         Shares issued to shareholders
           in reinvestment of distributions                 106,181      1,141,442      203,713      2,100,235
         Shares repurchased                                 (11,514)      (120,205)          --             --
                                                        -----------  -------------  -----------  -------------
         Net increase                                     7,686,973  $  83,094,069      627,278  $   6,306,235
                                                        ===========  =============  ===========  =============

                                                                                     Period from January 25,
                                                                                               2002
                                                             Six Months Ended            (commencement of
                                                             August 31, 2002               operations)
                                                               (Unaudited)          through February 28, 2002
                                                        --------------------------  --------------------------
                                                          Shares        Amount        Shares        Amount
         Class M:                                       -----------  -------------  -----------  -------------
         Shares sold                                         11,313  $     112,522           87  $         858
         Shares issued to shareholders
           in reinvestment of distributions                       6             51           --             --
         Shares repurchased                                      --             --           --             --
                                                        -----------  -------------  -----------  -------------
         Net increase                                        11,319  $     112,573           87  $         858
                                                        ===========  =============  ===========  =============

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                       DEBT OBLIGATIONS -- 3.3%
                       CANADA -- 0.6%
GBP         1,000,000  Province of Quebec, 8.63%, due 11/04/11                1,902,996
                                                                           ------------
                       UNITED STATES -- 2.7%
                       STRUCTURED NOTES -- 1.4%
USD         4,200,000  Ford Motor Credit, 7.25%, due 10/25/11                 4,020,114
                                                                           ------------
                       U.S. GOVERNMENT -- 1.3%
USD         3,290,730  U.S. Treasury Inflation Indexed Note, 3.88%, due
                         01/15/09(a)                                          3,621,860
                                                                           ------------

                       TOTAL UNITED STATES                                    7,641,974
                                                                           ------------

                       TOTAL DEBT OBLIGATIONS (COST $9,363,804)               9,544,970
                                                                           ------------

           SHARES
        -------------
                       MUTUAL FUNDS -- 94.3%
           10,151,922  GMO Alpha LIBOR Fund                                 260,498,307
            1,039,631  GMO Emerging Country Debt Fund, Class III              9,273,507
                                                                           ------------
                       TOTAL MUTUAL FUNDS (COST $273,134,922)               269,771,814
                                                                           ------------

          PRINCIPAL
           AMOUNT
        -------------
                       CALL OPTIONS PURCHASED -- 1.0%
                       CROSS CURRENCY OPTIONS -- 1.0%
EUR        70,500,000  Euro Call/USD Put, Expires 09/19/02, Strike .95        2,150,250
GBP         9,600,000  GBP Call/JPY Put, Expires 04/14/03, Strike 181.00        313,211
USD         8,000,000  JPY Call/USD Put, Expires 07/03/03, Strike 117.30        304,973
                                                                           ------------
                                                                              2,768,434
                                                                           ------------

                       TOTAL CALL OPTIONS PURCHASED (COST $2,207,474)         2,768,434
                                                                           ------------

              See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

          PRINCIPAL
           AMOUNT      DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                       PUT OPTIONS PURCHASED -- 0.1%
                       CROSS CURRENCY OPTIONS -- 0.1%
GBP        17,600,000  GBP Put/USD Call, Expires 06/05/03, Strike 1.43          193,301
                                                                           ------------

                       TOTAL PUT OPTIONS PURCHASED (COST $719,242)              193,301
                                                                           ------------

        PAR VALUE ($)
        -------------
                       SHORT-TERM INVESTMENTS -- 0.9%
                       COMMERCIAL PAPER -- 0.9%
USD         2,569,000  Insured Asset Funding, 144A, 1.95%, due 9/03/02        2,568,583
                                                                           ------------
                       REPURCHASE AGREEMENTS -- 0.0%
USD             1,544  Morgan Stanley Dean Witter & Co. Repurchase
                       Agreement, dated 8/30/02, due 9/3/02, with a
                       maturity value of $1,545, and an effective yield
                       of 0.85%, collateralized by a U.S. Treasury Bond
                       with a rate of 0.00%, maturity date of 11/15/14,
                       and a market value of $5,491.                              1,544
                                                                           ------------

                       TOTAL SHORT-TERM INVESTMENTS (COST $2,570,127)         2,570,127
                                                                           ------------
                       TOTAL INVESTMENTS -- 99.6%
                       (Cost $287,995,569)                                  284,848,646

                       Other Assets and Liabilities (net) -- 0.4%             1,194,695
                                                                           ------------
                       TOTAL NET ASSETS -- 100.0%                          $286,043,341
                                                                           ============

              See accompanying notes to the financial statements.
2

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
SEK - Swedish Krona
USD - United States Dollar

(a) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

              See accompanying notes to the financial statements.              3

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $287,995,569) (Note 1)         $284,848,646
   Interest receivable                                             468,287
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                              2,642,260
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                261,695
   Net receivable for open swap contracts (Notes 1 and 6)          911,024
   Receivable for expenses reimbursed by Manager (Note 2)           18,915
                                                              ------------
      Total assets                                             289,150,827
                                                              ------------

LIABILITIES:
   Payable for investments purchased                               800,000
   Payable for Fund shares repurchased                           1,000,000
   Payable to affiliate for (Note 2):
      Management fee                                                46,286
      Shareholder service fee                                       36,542
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                              1,169,104
   Accrued expenses                                                 55,554
                                                              ------------
      Total liabilities                                          3,107,486
                                                              ------------
NET ASSETS                                                    $286,043,341
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $259,235,535
   Distribution in excess of net investment income                (651,755)
   Accumulated net realized gain                                26,261,780
   Net unrealized appreciation                                   1,197,781
                                                              ------------
                                                              $286,043,341
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $286,043,341
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    26,868,948
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      10.65
                                                              ============

4             See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends from investment company shares                   $ 1,743,639
   Interest (including securities lending income of $61)          658,045
                                                              -----------
      Total income                                              2,401,684
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        270,985
   Custodian and transfer agent fees                               53,452
   Audit fees                                                      20,516
   Legal fees                                                       6,247
   Trustees fees (Note 2)                                           2,585
   Registration fees                                                1,472
   Miscellaneous                                                    2,484
   Fees reimbursed by Manager (Note 2)                            (83,812)
                                                              -----------
                                                                  273,929
   Indirectly incurred fees reimbursed by Manager (Note 2)        (19,205)
                                                              -----------
                                                                  254,724
                                                              -----------
   Shareholder service fee (Note 2) - Class III                   213,936
   Shareholder service fee reimbursed (Note 2) - Class III         (7,062)
                                                              -----------
                                                                  206,874
                                                              -----------
      Net expenses                                                461,598
                                                              -----------
         Net investment income                                  1,940,086
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
      Investments                                                 106,397
      Realized gains distributions from investment company
      shares                                                      780,570
      Closed futures contracts                                  2,868,371
      Closed swap contracts                                     3,025,722
      Foreign currency, forward contracts and foreign
      currency related transactions                            20,722,251
                                                              -----------

         Net realized gain                                     27,503,311
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                (640,186)
      Open futures contracts                                    2,912,177
      Open swap contracts                                         762,556
      Foreign currency, forward contracts and foreign
      currency related transactions                             5,053,876
                                                              -----------

         Net unrealized gain                                    8,088,423
                                                              -----------

      Net realized and unrealized gain                         35,591,734
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $37,531,820
                                                              ===========

              See accompanying notes to the financial statements.              5

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  1,940,086      $ 14,901,012
   Net realized gain (loss)                                  27,503,311        (6,033,954)
   Change in net unrealized appreciation (depreciation)       8,088,423       (13,106,609)
                                                           ------------      ------------
   Net increase (decrease) in net assets from
    operations                                               37,531,820        (4,239,551)
                                                           ------------      ------------

Distributions to shareholders from:
   Net investment income
      Class III                                                      --       (10,755,169)
                                                           ------------      ------------
      Total distributions from net investment income                 --       (10,755,169)
                                                           ------------      ------------
   Net realized gains
      Class III                                                      --        (5,266,132)
                                                           ------------      ------------
      Total distributions from net realized gains                    --        (5,266,132)
                                                           ------------      ------------
                                                                     --       (16,021,301)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                             (24,562,321)        2,222,393
                                                           ------------      ------------
   Increase (decrease) in net assets resulting from net
    share transactions                                      (24,562,321)        2,222,393
                                                           ------------      ------------
      Total increase (decrease) in net assets                12,969,499       (18,038,459)
NET ASSETS:
   Beginning of period                                      273,073,842       291,112,301
                                                           ------------      ------------
   End of period (including distribution in excess of
    net investment income of $651,755 and $2,591,841,
    respectively)                                          $286,043,341      $273,073,842
                                                           ============      ============

6             See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ---------------------------------------------------------------
                                            (UNAUDITED)        2002        2001(D)       2000         1999         1998
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.33       $  10.04     $   9.41     $   9.87     $  10.15     $  10.16
                                              --------       --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income                          0.07(a)+       0.53(a)+      0.51(a)+      0.51       0.55         0.65+
   Net realized and unrealized gain
     (loss)                                       1.25          (0.66)        0.12        (0.71)       (0.25)        0.36
                                              --------       --------     --------     --------     --------     --------
      Total from investment operations            1.32          (0.13)        0.63        (0.20)        0.30         1.01
                                              --------       --------     --------     --------     --------     --------
Less distributions to shareholders:
   From net investment income                       --          (0.39)          --        (0.26)       (0.46)       (0.56)
   From net realized gains                          --          (0.19)          --           --        (0.12)       (0.46)
                                              --------       --------     --------     --------     --------     --------
      Total distributions                           --          (0.58)          --        (0.26)       (0.58)       (1.02)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  10.65       $   9.33     $  10.04     $   9.41     $   9.87     $  10.15
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(b)                                  14.15%**       (1.34)%       6.70%       (2.07)%       2.69%       10.19%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $286,043       $273,074     $291,112     $182,730     $163,210     $105,052
   Net operating expenses to average
     daily net assets                             0.32%*(e)      0.32%(e)      0.33%(e)      0.34%      0.34%        0.34%
   Interest expense to average daily
     net assets                                     --             --           --         0.16%(c)        --          --
   Total net expenses to average daily
     net assets                                   0.32%*         0.32%        0.33%        0.50%        0.34%        0.34%
   Net investment income to average
     daily net assets                             1.36%*(a)      5.36%(a)      5.34%(a)      5.09%      5.86%        6.21%
   Portfolio turnover rate                          11%            28%          35%         116%          75%         103%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.08%*         0.08%        0.08%        0.08%        0.28%        0.37%

*    Annualized.
**   Not annualized.
+    Computed using average shares outstanding throughout the period.
(a) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share. The effect of this change decreased the ratio of net investment income to average net assets from 5.36% to 5.34%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(e) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.

              See accompanying notes to the financial statements.              7

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Global Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in global bond and currency markets. The Fund's benchmark is the J.P. Morgan Global Government Bond Index.

      At August 31, 2002, 91.1% of the net assets of the Fund was invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. GMO Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments. At August 31, 2002, 3.2% of the net assets of the Fund was invested in GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. GMO Emerging Country Debt Fund invests in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe. The financial statements of the GMO Alpha LIBOR Fund and the GMO Emerging Country Debt Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of other Funds of the Trust are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund, or an underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2002.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2002.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2002, the Fund had no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. See the Schedule of Investments for all open purchased option contracts as of August 31, 2002.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2002.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. For the six months ended August 31, 2002, the Fund did not enter into any reverse repurchase agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      The Fund elected to defer to March 1, 2002 post-October losses of $7,396,659.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on an accrual basis, and is adjusted for the amortization of premiums and of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .19% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund may invest in Class III shares of the GMO Emerging Country Debt Fund and the Class III shares of the GMO Alpha LIBOR Fund

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      ("underlying funds"). Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in the underlying funds. For the six months ended August 31, 2002, shareholder service fees incurred indirectly by the Fund were 0.005% of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) and the amount of fees and operating expenses (excluding Fund expenses, as defined above) incurred indirectly by the Fund through its investment in the underlying funds exceed the management fee. For the six months ended August 31, 2002, indirect operating expenses (excluding shareholder service fees and fund expenses) and indirect investment expenses incurred by the Fund were 0.014% and 0.023% of the Fund's average daily net assets, respectively.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002, was $2,585. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $36,424,208 and $30,988,497, respectively.

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $287,995,569      $1,114,917       $(4,261,840)     $(3,146,923)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 62.3% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                             August 31, 2002              Year Ended
                                                               (Unaudited)             February 28, 2002
                                                        -------------------------  -------------------------
                                                          Shares        Amount       Shares        Amount
         Class III:                                     -----------  ------------  -----------  ------------
         Shares sold                                      1,013,375  $ 10,380,000    1,298,968  $ 12,839,268
         Shares issued to shareholders in reinvestment
           of distributions                                      --            --    1,624,503    15,156,606
         Shares repurchased                              (3,427,876)  (34,942,321)  (2,644,157)  (25,773,481)
                                                        -----------  ------------  -----------  ------------
         Net increase (decrease)                         (2,414,501) $(24,562,321)     279,314  $  2,222,393
                                                        ===========  ============  ===========  ============

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                    Net Unrealized
         Settlement                        Units                     Appreciation
            Date     Deliver/Receive    of Currency       Value     (Depreciation)
         ----------  ----------------  --------------  -----------  --------------
            Buys
           9/17/02   AUD                  28,900,000   $15,897,081    $  401,853
           9/24/02   CAD                  54,200,000    34,716,145      (333,228)
          10/29/02   CHF                 121,700,000    81,247,079       306,923
          10/22/02   EUR                  36,600,000    35,810,355       150,381
          10/15/02   GBP                   6,400,000     9,872,990       128,744
           9/10/02   JPY               8,380,000,000    70,717,678       641,914
                                                                      ----------
                                                                      $1,296,587
                                                                      ==========
           Sales
           9/17/02   AUD                  31,300,000   $17,217,254    $  114,652
           9/24/02   CAD                  32,100,000    20,560,669      (358,263)
           9/03/02   CHF                     200,991       133,948           315
          10/29/02   CHF                   5,600,000     3,738,567        31,385
          10/22/02   EUR                   6,000,000     5,870,550        43,650
          10/15/02   GBP                  19,300,000    29,773,236      (328,384)
           1/13/03   HKD                  62,359,200     7,995,485         4,515
           9/10/02   JPY               2,530,000,000    21,350,325       (93,260)
                                                                      ----------
                                                                      $ (585,390)
                                                                      ==========

         FORWARD CROSS CURRENCY CONTRACTS
                                                             Net Unrealized
         Settlement   Deliver/Units of       Receive/In       Appreciation
            Date          Currency          Exchange For     (Depreciation)
         ----------   -----------------   ----------------   --------------
           9/03/02    CHF   52,336,200    EUR   35,700,000       126,256
           9/03/02    EUR   35,700,000    CHF   52,537,191         7,692
          11/05/02    CHF   52,300,500    EUR   35,700,000       (14,297)
          10/08/02    EUR   27,500,000    SEK  259,875,000       683,980
          10/08/02    SEK   44,628,480    EUR    4,800,000       (41,672)
                                                                --------
                                                                $761,959
                                                                ========

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                                              Net Unrealized
         Number of                                                               Contract      Appreciation
         Contracts                  Type                    Expiration Date        Value      (Depreciation)
         ---------  -------------------------------------  ------------------  -------------  --------------

           Buys
              54    Australian Goernment Bond 10 Yr.       September 2002       $ 3,042,180     $   99,984
             129    Australian Government Bond 3 Yr.       September 2002         7,252,795        104,907
             665    Canadian Government Bond 10 Yr.        December 2002         45,143,269        343,161
              92    Euro BOBL                              September 2002         9,800,173        227,993
             237    Euro Bund                              September 2002        25,771,379        930,433
               1    Japanese Government Bond 10 Yr.        September 2002         1,191,751           (344)
             236    U.S. Long Bond                         December 2002         25,886,250        261,244
             131    U.S. Treasury Note 10 Yr.              December 2002         14,643,344         83,169
              82    U.S. Treasury Note 5 Yr.               December 2002          9,116,094         52,060
                                                                                                ----------
                                                                                                $2,102,607
                                                                                                ==========

           Sales
               4    Japanese Government Bond 10 Yr.        September 2002       $ 4,767,005     $  (75,493)
               1    Japanese Government Bond 10 Yr.        December 2002          1,185,173            331
              34    Swiss Government Bond                  September 2002         2,829,746        (94,733)
              14    Swiss Government Bond                  December 2002          1,153,062        (11,752)
              65    U.K. Gilt                              December 2002         11,911,053        (33,454)
                                                                                                ----------
                                                                                                $ (215,101)
                                                                                                ==========

      At August 31, 2002, the Fund had sufficient cash and/or securities to cover margin requirements of the relevant broker or exchange.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      WRITTEN OPTION TRANSACTIONS

                                                                    Puts                           Calls
                                                        ----------------------------  --------------------------------
                                                        Principal Amount              Principal Amount
                                                          of Contracts                  of Contracts
                                                        (000's omitted)    Premiums   (000's omitted)      Premiums
                                                        ----------------  ----------  ----------------  --------------
         Outstanding, beginning of period                          --     $     --              --       $        --
         Options written                                           --           --         122,100         5,706,685
         Options closed                                            --           --              --                --
         Options exercised                                         --           --        (122,100)       (5,706,685)
         Options expired                                           --           --              --                --
         Options sold                                              --           --              --                --
                                                           ----------     ----------     ---------       -----------
         Outstanding, end of period                                --     $     --              --       $        --
                                                           ==========     ==========     =========       ===========

      SWAPS

                                                                                                   Net Unrealized
               Notional          Expiration                                                         Appreciation
                Amount              Date                          Description                      (Depreciation)
         --------------------  --------------  --------------------------------------------------  --------------
         CREDIT DEFAULT SWAPS
            85,188,610 EUR          3/31/03    Agreement with Morgan Guaranty Trust Company dated     $ 24,107
                                               5/04/01 to pay .07% per year times the notional
                                               amount. The Fund receives payment only upon a
                                               default event in Belgium, the notional amount
                                               times the difference between the par value and the
                                               then-market value of Kingdom of Belgium, 5.75% due
                                               3/28/08.

            56,110,669 EUR          3/31/03    Agreement with Morgan Guaranty Trust Company dated      (28,986)
                                               3/26/98 to pay .07% per year times the notional
                                               amount. The Fund receives payment only upon a
                                               default event in Belgium, the notional amount
                                               times the difference between the par value and the
                                               then-market value of Kingdom of Belgium, 5.75% due
                                               3/28/08.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAPS -- CONTINUED

                                                                                                   Net Unrealized
               Notional          Expiration                                                         Appreciation
                Amount              Date                          Description                      (Depreciation)
         --------------------  --------------  --------------------------------------------------  --------------
         INTEREST RATE SWAPS
            15,000,000 EUR          3/21/05    Agreement with UBS AG dated 3/17/00 to receive the      517,629
                                               notional amount multiplied by 5.222% and to pay
                                               the notional amount multiplied by the 3 month
                                               Floating Rate EURIBOR adjusted by a specified
                                               spread.

            11,500,000 CHF          5/11/11    Agreement with Morgan Guaranty Trust Company dated     (322,875)
                                               5/09/01 to pay the notional amount multiplied by
                                               3.73% and to receive the notional amount
                                               multiplied by the 6 month Floating Rate Swiss
                                               LIBOR adjusted by a specified spread.

            3,000,000 EUR           3/21/30    Agreement with UBS AG dated 3/17/00 to receive the      349,363
                                               notional amount multiplied by 5.895% and to pay
                                               the notional amount multiplied by the 3 month
                                               Floating Rate EURIBOR adjusted by a specified
                                               spread.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAPS -- CONTINUED

                                                                                                   Net Unrealized
               Notional          Expiration                                                         Appreciation
                Amount              Date                          Description                      (Depreciation)
         --------------------  --------------  --------------------------------------------------  --------------
         TOTAL RETURN SWAPS
            30,000,000 USD          7/24/03    Agreement with Morgan Guaranty Trust Company dated       78,225
                                               7/18/01 to receive (pay) the notional amount
                                               multiplied by the return on the JP Morgan Non-U.S.
                                               Traded Total Return Government Bond Index and to
                                               pay the notional amount multiplied by the 1 month
                                               LIBOR adjusted by a specified spread. +

            75,000,000 USD          9/24/03    Agreement with Morgan Guaranty Trust Company dated      361,674
                                               9/20/01 to receive (pay) the notional amount
                                               multiplied by the return on the JP Morgan Hedged
                                               Government Bond Index and to pay the notional
                                               amount multiplied by the 1 month LIBOR adjusted by
                                               a specific spread. +
                                                                                                      --------
                                                                                                      $979,137
                                                                                                      ========

         +    Swap agreements are fair valued (Note 1).

      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                       DEBT OBLIGATIONS -- 28.6%
                       BULGARIA -- 2.0%
USD        10,000,000  Bulgaria Discount Strips, 0.00%, due 07/28/24(a)       2,726,799
                                                                           ------------
                       CANADA -- 6.0%
CAD         2,000,000  Province of British Columbia, 7.88%, due 11/30/23      1,547,436
GBP         3,500,000  Province of Quebec, 8.63%, due 11/04/11                6,660,487
                                                                           ------------
                                                                              8,207,923
                                                                           ------------
                       CAYMAN ISLANDS -- 12.6%
GBP         4,000,000  BA Credit Card Corp Series 97-1, 7.13%, due
                         09/15/02                                             6,192,550
CAD         2,000,000  Government of Canada (Cayman), 7.25%, due 06/01/08     1,429,487
EUR        10,000,000  MBNA America Euro Structured Offering, Variable
                         Rate, 3 mo. EURIBOR + .14%, 3.48%, due 05/19/04      9,811,904
                                                                           ------------
                                                                             17,433,941
                                                                           ------------
                       JAPAN -- 0.8%
USD         1,030,000  Japan Highway Public Corporation, 7.63%, due
                         09/22/04                                             1,127,335
                                                                           ------------
                       SUPRA NATIONAL -- 0.4%
CAD           700,000  European Investment Bank, 8.50%, due 08/30/05            502,340
                                                                           ------------
                       UNITED STATES -- 6.8%
                       STRUCTURED NOTES -- 2.1%
USD         3,000,000  Ford Motor Credit, 7.25%, due 10/25/11                 2,871,510
                                                                           ------------
                       U.S. GOVERNMENT -- 3.5%
USD         4,454,040  U.S. Treasury Inflation Indexed Note, 3.63%, due
                         01/15/08(b)                                          4,815,235
                                                                           ------------
                       U.S. GOVERNMENT AGENCY -- 1.2%
AUD         3,000,000  Federal National Mortgage Association,
                         Series EMTN, 6.38%, due 08/15/07                     1,697,795
                                                                           ------------

                       TOTAL UNITED STATES                                    9,384,540
                                                                           ------------

                       TOTAL DEBT OBLIGATIONS (COST $38,092,277)             39,382,878
                                                                           ------------

              See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

           SHARES      DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                       MUTUAL FUNDS -- 67.1%
            3,430,511  GMO Alpha LIBOR Fund                                  88,026,912
              483,966  GMO Emerging Country Debt Fund, Class III              4,316,978
                                                                           ------------
                       TOTAL MUTUAL FUNDS (COST $93,764,082)                 92,343,890
                                                                           ------------

          PRINCIPAL
           AMOUNT
        -------------
                       CALL OPTIONS PURCHASED -- 1.0%
                       CROSS CURRENCY OPTIONS -- 1.0%
EUR        36,300,000  Euro Call/USD Put, Expires 09/19/02, Strike .95        1,107,150
GBP         4,700,000  GBP Call/JPY Put, Expires 04/14/03, Strike 181.00        153,343
USD         4,200,000  JPY Call/USD Put, Expires 07/03/03, Strike 117.30        160,111
                                                                           ------------
                                                                              1,420,604
                                                                           ------------

                       TOTAL CALL OPTIONS PURCHASED (COST $1,126,397)         1,420,604
                                                                           ------------
                       PUT OPTIONS PURCHASED -- 0.1%
                       CROSS CURRENCY OPTIONS -- 0.1%
GBP         9,100,000  GBP Put/USD Call, Expires 06/05/03, Strike 1.43           99,945
                                                                           ------------

                       TOTAL PUT OPTIONS PURCHASED (COST $371,881)               99,945
                                                                           ------------

        PAR VALUE ($)
        -------------
                       SHORT-TERM INVESTMENTS -- 0.6%
                       COMMERCIAL PAPER -- 0.6%
USD           850,000  Insured Asset Funding, 144A, 1.95%, due 9/03/02          849,862
                                                                           ------------

              See accompanying notes to the financial statements.
2

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

        PAR VALUE ($)  DESCRIPTION                                          VALUE ($)
---------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENTS -- 0.0%
USD               821  Morgan Stanley Dean Witter & Co. Repurchase
                       Agreement, dated 8/30/02, due 9/3/02, with a
                       maturity value of $822, and an effective yield of
                       0.85%, collateralized by a U.S. Treasury Strip
                       with a rate of 0.00%, maturity date of 11/15/14,
                       and a market value, including accrued interest of
                       $5,491.                                                      821
                                                                           ------------

                       TOTAL SHORT-TERM INVESTMENTS (COST $850,683)             850,683
                                                                           ------------
                       TOTAL INVESTMENTS -- 97.4%
                       (Cost $134,205,320)                                  134,098,000

                       Other Assets and Liabilities (net) -- 2.6%             3,635,429
                                                                           ------------
                       TOTAL NET ASSETS -- 100.0%                          $137,733,429
                                                                           ============

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2002, which are subject to change based on the terms of the security.

CURRENCY ABBREVIATIONS:
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
USD - United States Dollar

(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(b) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 6).

              See accompanying notes to the financial statements.              3

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $134,205,320) (Note 1)         $134,098,000
   Interest receivable                                           1,487,513
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                              1,545,266
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 92,743
   Net receivable for open swap contracts (Notes 1 and 6)        1,367,572
   Receivable for expenses reimbursed by Manager (Note 2)           13,011
                                                              ------------
      Total assets                                             138,604,105
                                                              ------------

LIABILITIES:
   Payable for Fund shares repurchased                                 948
   Payable to affiliate for (Note 2):
      Management fee                                                29,978
      Shareholder service fee                                       17,987
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                                770,930
   Accrued expenses                                                 50,833
                                                              ------------
      Total liabilities                                            870,676
                                                              ------------
NET ASSETS                                                    $137,733,429
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $126,769,121
   Distribution in excess of net investment income                (451,811)
   Accumulated net realized gain                                 8,839,140
   Net unrealized appreciation                                   2,576,979
                                                              ------------
                                                              $137,733,429
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $137,733,429
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    12,985,054
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      10.61
                                                              ============

4             See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest (including securities lending income of $835)     $ 1,512,094
   Dividends from investment company shares                       728,749
                                                              -----------

         Total income                                           2,240,843
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        179,811
   Custodian and transfer agent fees                               35,880
   Audit fees                                                      21,528
   Legal fees                                                       3,144
   Registration fees                                                1,748
   Trustees fees (Note 2)                                           1,548
   Miscellaneous                                                    1,564
   Fees reimbursed by Manager (Note 2)                            (63,664)
                                                              -----------
                                                                  181,559
   Indirectly incurred fees reimbursed by Manager (Note 2)        (12,202)
                                                              -----------
                                                                  169,357
                                                              -----------
   Shareholder service fee (Note 2) - Class III                   107,887
   Shareholder service fee reimbursed (Note 2) - Class III         (4,496)
                                                              -----------
                                                                  103,391
                                                              -----------
      Net expenses                                                272,748
                                                              -----------

         Net investment income                                  1,968,095
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                              (1,589,728)
      Realized gains distributions from investment company
      shares                                                      295,748
      Closed futures contracts                                   (335,322)
      Closed swap contracts                                     1,435,576
      Foreign currency, forward contracts and foreign
      currency related transactions                            11,393,690
                                                              -----------

         Net realized gain                                     11,199,964
                                                              -----------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                               4,417,975
      Open futures contracts                                    1,041,488
      Open swap contracts                                         722,541
      Foreign currency, forward contracts and foreign
      currency related transactions                             3,169,608
                                                              -----------

         Net unrealized gain                                    9,351,612
                                                              -----------

      Net realized and unrealized gain                         20,551,576
                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $22,519,671
                                                              ===========

              See accompanying notes to the financial statements.              5

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002        YEAR ENDED
                                                           (UNAUDITED)      FEBRUARY 28, 2002
                                                         ----------------  --------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  1,968,095        $  8,164,480
   Net realized gain (loss)                                  11,199,964         (10,470,647)
   Change in net unrealized appreciation (depreciation)       9,351,612          (4,431,557)
                                                           ------------        ------------

   Net increase (decrease) in net assets from
    operations                                               22,519,671          (6,737,724)
                                                           ------------        ------------

Distributions to shareholders from:
   Net investment income
      Class III                                                      --            (499,961)
                                                           ------------        ------------
      Total distributions from net investment income                 --            (499,961)
                                                           ------------        ------------
   Net share transactions: (Note 5)
      Class III                                             (19,834,046)        (70,305,217)
                                                           ------------        ------------
   Decrease in net assets resulting from net share
    transactions                                            (19,834,046)        (70,305,217)
                                                           ------------        ------------

      Total increase (decrease) in net assets                 2,685,625         (77,542,902)
NET ASSETS:
   Beginning of period                                      135,047,804         212,590,706
                                                           ------------        ------------
   End of period (including distribution in excess of
    net investment income of $451,811 and $2,419,906,
    respectively)                                          $137,733,429        $135,047,804
                                                           ============        ============

6             See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ---------------------------------------------------------------
                                            (UNAUDITED)        2002        2001(D)       2000         1999         1998
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.05       $   9.44     $   9.19     $  10.06     $  10.45     $  10.78
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income                        0.14(a)+       0.45(a)+     0.63(a)+     0.70(a)        0.71         0.59
   Net realized and unrealized gain
     (loss)                                       1.42          (0.81)       (0.34)       (0.99)       (0.42)        0.08
                                              --------       --------     --------     --------     --------     --------
      Total from investment operations            1.56          (0.36)        0.29        (0.29)        0.29         0.67
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                       --          (0.03)          --        (0.39)       (0.45)       (0.54)
   From net realized gains                          --             --        (0.04)       (0.19)       (0.23)       (0.46)
                                              --------       --------     --------     --------     --------     --------
      Total distributions                           --          (0.03)       (0.04)       (0.58)       (0.68)       (1.00)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  10.61       $   9.05     $   9.44     $   9.19     $  10.06     $  10.45
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(b)                                  17.24%++       (3.80)%       3.20%       (2.98)%       2.48%        6.32%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $137,733       $135,048     $212,591     $145,373     $181,829     $293,022
   Net operating expenses to average
     daily net assets                             0.38%**(e)      0.38%(e)      0.39%(e)      0.40%      0.40%       0.40%
   Interest expense to average daily
     net assets                                     --             --           --         0.03%(c)        --          --
   Total net expenses to average daily
     net assets                                   0.38%**        0.38%        0.39%        0.43%        0.40%        0.40%
   Net investment income to average
     daily net assets                             2.74%**(a)      4.85%(a)      6.82%(a)      6.51%(a)      6.45%      6.24%
   Portfolio turnover rate                          16%            36%         114%          39%         106%         105%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.11%**        0.11%        0.04%        0.98%        0.24%        0.25%

(a) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(d) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.97% to 6.82%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(e) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.
**   Annualized.

              See accompanying notes to the financial statements.              7

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in foreign bond and currency markets. The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index.

      At August 31, 2002, 63.9% of the net assets of the Fund was invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. GMO Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments. At August 31, 2002, 3.2% of the net assets of the Fund was invested in GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. GMO Emerging Country Debt Fund invests primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa, and Europe. The financial statements of the GMO Alpha LIBOR Fund and the GMO Emerging Country Debt Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund, or an underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2002.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2002.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2002, the Fund had no written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. See the Schedule of Investments for all open purchased option contracts as of August 31, 2002.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. At August 31, 2002, $201,083 was set aside as collateral for swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2002.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. For the six months ended August 31, 2002, the Fund did not enter into any reverse repurchase agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $2,090,500 expiring in 2009. The Fund elected to defer to March 1, 2002 post-October losses of $4,665,510.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on an accrual basis, and is adjusted for the amortization of premium and discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund may invest in Class III shares of the GMO Emerging Country Debt Fund and Class III shares of the GMO Alpha LIBOR Fund ("underlying funds"). Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in the underlying funds. For the six months ended August 31, 2002, the shareholder service fees incurred indirectly by the Fund were 0.006% of the Fund's average daily net assets.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) and the amount of fees and operating expenses (excluding fund expenses, as defined above) incurred indirectly by the Fund through its investment in the underlying funds exceed the management fee. For the six months ended August 31, 2002, indirect operating expenses (excluding shareholder service fees and fund expenses) and indirect investment expenses incurred by the Fund were 0.017% and 0.018% of the Fund's average daily net assets, respectively

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002, was $1,548. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $22,399,497 and $27,591,689, respectively.

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $134,205,320      $1,953,066       $(2,060,386)      $(107,320)

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 74.8% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2002              Year Ended
                                                              (Unaudited)             February 28, 2002
                                                        ------------------------  -------------------------
                                                          Shares       Amount       Shares        Amount
         Class III:                                     ----------  ------------  -----------  ------------
         Shares sold                                       257,372  $  2,626,420    2,426,506  $ 22,049,789
         Shares issued to shareholders
           in reinvestment of distributions                     --            --       49,148       450,690
         Shares repurchased                             (2,187,170)  (22,460,466) (10,077,404)  (92,805,696)
                                                        ----------  ------------  -----------  ------------
         Net decrease                                   (1,929,798) $(19,834,046)  (7,601,750) $(70,305,217)
                                                        ==========  ============  ===========  ============

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                        Net Unrealized
         Settlement                                                      Appreciation
            Date     Deliver/Receive   Units of Currency     Value      (Depreciation)
         ----------  ----------------  -----------------  ------------  --------------
            Buys
           9/17/02   AUD                     15,000,000   $ 8,251,080     $ 202,659
           9/24/02   CAD                     25,200,000    16,141,086      (154,932)
          10/29/02   CHF                     61,200,000    40,857,200       154,344
          10/22/02   EUR                     21,900,000    21,427,507        85,479
          10/15/02   GBP                      3,200,000     4,936,495        64,227
           9/10/02   JPY                  6,260,000,000    52,827,287       493,895
                                                                          ---------
                                                                          $ 845,672
                                                                          =========

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CURRENCY CONTRACTS -- CONTINUED

           Sales
           9/17/02   AUD                     18,900,000   $10,396,361     $  69,231
           9/24/02   CAD                     16,800,000    10,760,724      (186,846)
           9/03/02   CHF                        107,533        71,664           168
          10/29/02   CHF                      2,400,000     1,602,243        13,451
          10/22/02   EUR                      2,300,000     2,250,377        16,733
          10/15/02   GBP                     15,600,000    24,065,414      (265,430)
           1/13/03   HKD                     38,974,500     4,997,178         2,822
           9/10/02   JPY                  1,870,000,000    15,780,675      (123,951)
                                                                          ---------
                                                                          $(473,822)
                                                                          =========

      FORWARD CROSS CURRENCY CONTRACTS

                                                                         Net Unrealized
         Settlement                                                       Appreciation
            Date     Deliver/Units of Currency  Receive/In Exchange For  (Depreciation)
         ----------  -------------------------  -----------------------  --------------
           9/03/02        CHF     28,000,600      EUR      19,100,000         67,549
          11/05/02        CHF     27,981,500      EUR      19,100,000         (7,649)
           9/03/02        EUR     19,100,000      CHF      28,108,133          4,115
          10/08/02        EUR     14,900,000      SEK     140,805,000        370,593
          10/08/02        SEK     34,401,120      EUR       3,700,000        (32,122)
                                                                            --------
                                                                            $402,486
                                                                            ========

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                                              Net Unrealized
         Number of                                                               Contract      Appreciation
         Contracts                  Type                    Expiration Date        Value      (Depreciation)
         ---------  -------------------------------------  ------------------  -------------  --------------

           Buys
              21    Australian Government Bond 10 Yr.      September 2002       $ 1,183,070     $  37,632
              30    Australian Government Bond 3 Yr.       September 2002         1,686,696        20,582
             274    Canadian Government Bond 10 Yr.        December 2002         18,600,385       141,564
              20    Euro BOBL                              September 2002         2,130,472        29,987
             115    Euro Bund                              September 2002        12,505,100       410,662
               5    Japanese Government Bond 10 Yr.        September 2002         5,958,757       136,477
               5    Japanese Government Bond 10 Yr.        December 2002          5,925,863        (1,719)
               3    U.S. Long Bond                         December 2002            329,063           733
                                                                                                ---------
                                                                                                $ 775,918
                                                                                                =========

           Sales
               5    Japanese Government Bond 10 Yr.        September 2002       $ 5,958,757     $   1,654
              51    Swiss Government Bond                  September 2002         4,244,619      (142,138)
              21    Swiss Government Bond                  December 2002          1,729,593       (17,628)
              50    U.K. Gilt                              December 2002          9,162,348       (25,733)
               1    U.S. Treasury Note 10 Yr.              December 2002            111,781          (647)
              32    U.S. Treasury Note 5 Yr.               December 2002          3,557,500       (20,684)
                                                                                                ---------
                                                                                                $(205,176)
                                                                                                =========

      At August 31, 2002, the Fund had sufficient cash and/or securities to cover margin requirements of the relevant broker or exchange.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      WRITTEN OPTIONS TRANSACTIONS

                                                                     Puts                            Calls
                                                        ------------------------------  --------------------------------
                                                        Principal Amount                Principal Amount
                                                          of Contracts                    of Contracts
                                                        (000's omitted)     Premiums    (000's omitted)      Premiums
                                                        ----------------  ------------  ----------------  --------------
         Outstanding, beginning of period                          --       $     --                --     $        --
         Options written                                           --             --            60,900       2,846,153
         Options closed                                            --             --                --              --
         Options exercised                                         --             --           (60,900)     (2,846,153)
         Options expired                                           --             --                --              --
         Options sold                                              --             --                --              --
                                                          -----------       --------      ------------     -----------
         Outstanding, end of period                                --       $     --                --     $        --
                                                          ===========       ========      ============     ===========

      SWAP AGREEMENTS

                                                                                                   Net Unrealized
            Notional        Expiration                                                              Appreciation
             Amount            Date                       Description                              (Depreciation)
         ---------------  ---------------   ---------------------------------------  ------------------------------------------
         CREDIT DEFAULT SWAPS

         100,117,997 EUR        3/31/03     Agreement with Morgan Guaranty Trust                     $  (51,719)
                                            Company dated 5/4/01 to pay .07% per
                                            year times the notional amount. The
                                            Fund receives payment only upon a
                                            default event in Belgium, the notional
                                            amount times the difference between the
                                            par value and the then-market value of
                                            Kingdom of Belgium, 5.75% due 3/28/08.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

         INTEREST RATE SWAPS
                                                                                                   Net Unrealized
            Notional        Expiration                                                              Appreciation
             Amount            Date                       Description                              (Depreciation)
         ---------------  ---------------   ---------------------------------------  ------------------------------------------

          20,000,000 EUR        3/21/05     Agreement with UBS AG dated 3/17/00 to                      700,734
                                            receive the notional amount multiplied
                                            by 5.222% and to pay the notional
                                            amount multiplied by the 3 month
                                            Floating Rate EURIBOR adjusted by a
                                            specified spread.

           5,000,000 EUR        3/21/30     Agreement with UBS AG dated 3/17/00 to                      582,967
                                            receive the notional amount multiplied
                                            by 5.895% and to pay the notional
                                            amount multiplied by the 3 month
                                            Floating Rate EURIBOR adjusted by a
                                            specified spread.

         TOTAL RETURN SWAPS

          52,000,000 USD        7/24/03     Agreement with Morgan Guaranty Trust                        135,590
                                            Company dated 7/18/01 to receive (pay)
                                            the notional amount multiplied by the
                                            return on the JP Morgan Non-U.S. Traded
                                            Total Return Government Bond Index and
                                            to pay the notional amount multiplied
                                            by the 1 month LIBOR adjusted by a
                                            specified spread.+
                                                                                                     ----------
                                                                                                     $1,367,572
                                                                                                     ==========

      + Swap agreement is fair valued (Note 1).

      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               COMMON STOCKS -- 95.3%
               AUSTRALIA -- 4.4%
       32,600  Australia and New Zealand Banking Group Ltd                    340,478
       42,288  BHP Billiton Ltd                                               212,211
       11,485  Commonwealth Bank of Australia                                 195,299
       45,600  CSR Ltd                                                        165,030
       86,717  General Property Trust Units                                   131,362
       13,869  Leighton Holdings Ltd                                           85,030
       42,800  National Australia Bank Ltd                                    816,922
       33,234  Orica Ltd                                                      175,930
       91,500  Qantas Airways Ltd                                             210,684
       18,379  St. George Bank Ltd                                            194,382
       20,212  TABCORP Holdings Ltd                                           142,512
       86,993  Westfield Trust Units                                          156,699
       23,608  Woodside Petroleum Ltd                                         169,708
       27,622  Woolworths Ltd                                                 182,587
                                                                        -------------
                                                                            3,178,834
                                                                        -------------
               AUSTRIA -- 3.7%
       10,500  Austrian Airlines*                                              70,537
        1,600  Bau Holdings AG                                                 60,097
        2,800  Boehler Uddeholm (Bearer)                                      123,019
        2,500  Brau Union AG                                                  122,563
          640  EA-Generali AG                                                  92,095
        7,002  Erste Bank Der Oesterreichischen Sparkassen AG                 469,144
        3,600  Flughafen Wien AG                                              112,941
        3,800  Mayr-Melnhof Karton AG (Bearer)                                236,643
        2,900  Oesterreichische Brau Beteiligungs AG                          149,880
          927  Oesterreichische Elektrizitaetswirtschafts AG                   63,683
        6,115  OMV AG                                                         545,725
       39,900  Telekom Austria AG*                                            335,735
        4,200  VA Technologie AG (Bearer)                                      84,438
        4,504  Voest-Alpine Stahl AG                                          130,039
        8,900  Wienerberger Baustoffindustrie AG                              133,891
                                                                        -------------
                                                                            2,730,430
                                                                        -------------
               BELGIUM -- 2.8%
       11,899  Almanij NV                                                     459,189
        1,988  Bekaert SA                                                      91,808
        2,393  Delhaize-Le Lion                                                71,601

              See accompanying notes to the financial statements.              1

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               BELGIUM -- CONTINUED
        2,466  Electrabel SA                                                  571,228
        6,711  Interbrew                                                      179,082
       12,294  Kredietbank NPV                                                444,411
        3,547  Solvay Et Cie                                                  245,411
                                                                        -------------
                                                                            2,062,730
                                                                        -------------
               CANADA -- 1.0%
       11,000  Bank of Montreal                                               263,718
        3,200  EnCana Corp                                                     93,908
        2,400  Magna International Inc                                        152,185
        7,000  Royal Bank of Canada                                           251,282
                                                                        -------------
                                                                              761,093
                                                                        -------------
               FINLAND -- 1.7%
       75,500  Nokia Oyj                                                    1,008,464
       23,400  Sampo Oyj                                                      164,310
        1,800  UPM-Kymmene Oyj                                                 57,371
                                                                        -------------
                                                                            1,230,145
                                                                        -------------
               FRANCE -- 4.0%
        4,403  Assurances Generales de France (Bearer)                        173,110
       19,003  BNP Paribas                                                    886,340
        6,600  Cie de Saint-Gobain                                            197,415
        4,362  L'Oreal SA                                                     314,633
        1,400  Pernod Ricard                                                  122,401
        8,746  Sanofi-Synthelabo SA                                           524,496
       11,900  Societe Generale Class A                                       705,471
                                                                        -------------
                                                                            2,923,866
                                                                        -------------
               GERMANY -- 8.2%
        3,800  Adidas Salomon AG                                              270,928
        1,900  Altana AG                                                       93,539
       87,200  Bankgesellschaft Berlin AG*                                    183,862
        8,400  BASF AG                                                        347,227
        5,500  Bayer AG                                                       130,531
       10,300  Bayerische Motoren Werke AG                                    387,886
       15,000  Continental AG*                                                243,459
       22,400  DaimlerChrysler AG                                             964,381

2             See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               GERMANY -- CONTINUED
        5,400  Degussa AG                                                     160,462
       17,300  E. On AG                                                       887,328
       10,500  Infineon Technologies AG*                                      120,685
        2,300  Linde AG                                                        95,863
       10,200  RWE AG                                                         373,617
        4,700  Schering AG                                                    260,425
       12,400  Siemens AG                                                     586,145
        6,900  Sudzucker AG                                                   114,359
       26,100  Thyssen Krupp AG                                               342,990
        8,700  Volkswagen AG                                                  398,449
                                                                        -------------
                                                                            5,962,136
                                                                        -------------
               HONG KONG -- 1.9%
       81,500  CLP Holdings Ltd                                               328,092
      115,000  Hang Lung Development Co Ltd                                   103,943
       50,000  Henderson Land Development Co Ltd                              163,783
       90,500  Hong Kong Electric Holdings Ltd                                352,720
       45,000  Hong Kong Land Holdings                                         62,550
      655,000  Pacific Century CyberWorks Ltd*                                116,725
       93,000  Yue Yuen Industrial Holdings                                   290,925
                                                                        -------------
                                                                            1,418,738
                                                                        -------------
               IRELAND -- 1.1%
       30,943  Allied Irish Banks Plc                                         400,565
       22,299  Bank of Ireland                                                260,674
       13,485  Irish Life & Permanent Plc                                     174,567
                                                                        -------------
                                                                              835,806
                                                                        -------------
               ITALY -- 1.8%
       47,238  Autostrade Concessioni e Costruzioni Autostrade SPA            404,892
       60,507  ENI-Ente Nazionale Idrocarburi SPA                             916,197
                                                                        -------------
                                                                            1,321,089
                                                                        -------------
               JAPAN -- 22.3%
        6,400  Acom Co Ltd                                                    377,312
       17,000  Bridgestone Corp                                               218,656
       39,000  Brother Industries Ltd                                         237,490
       16,000  Canon Inc                                                      547,885

              See accompanying notes to the financial statements.              3

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
       27,000  Canon Sales Co Inc                                             193,565
       14,600  Chubu Electric Power Co Inc                                    273,369
       13,200  Chugoku Electric Power Co Inc                                  188,039
       72,000  Cosmo Oil Co Ltd                                               111,129
       15,000  Daiichi Pharmaceuticals Co Ltd                                 242,272
       20,000  Dainippon Printing Co Ltd                                      229,916
      171,000  Daiwa Bank Holdings Inc*                                       125,475
       59,000  Daiwa House Industry Co Ltd                                    343,356
       31,000  Fuji Heavy Industries Ltd                                      122,625
       16,700  Honda Motor Co Ltd                                             707,072
        3,000  Hoya Corp                                                      188,251
       49,000  Itochu Corp                                                    131,008
      163,000  Japan Energy Co Ltd                                            195,218
           52  Japan Tobacco Inc                                              353,055
      102,000  Kajima Corp                                                    289,057
       15,800  Kansai Electric Power                                          246,531
      154,000  Kawasaki Heavy Industries Ltd*                                 162,358
           67  KDDI Corp                                                      193,261
      436,000  Kobe Steel Ltd*                                                250,057
       29,000  Komatsu Ltd                                                     98,570
       11,700  Kyushu Electric Power Co Inc                                   172,690
       84,000  Mazda Motor Corp                                               224,586
       44,000  Mitsubishi Corp                                                294,657
      115,000  Mitsubishi Motors*                                             269,641
           34  Mizuho Holding Inc                                              72,838
        4,700  Nidec Corp                                                     257,665
       63,000  Nippon Express Co Ltd                                          292,776
           48  Nippon Telegraph & Telephone Corp                              188,656
           43  Nippon Unipac Holding                                          219,778
       14,000  Nitto Denko Corp                                               371,948
      331,000  NKK Corp*                                                      293,130
        9,000  Ono Pharmaceutical Co Ltd                                      330,958
      100,000  Onoda Cement Co Ltd                                            188,926
        2,600  Oriental Land Co Ltd                                           174,554
        2,800  ORIX Corp                                                      199,081
        5,800  Promise Co                                                     269,540
        1,000  Ricoh Company Ltd                                               17,880
        3,700  Rohm Co Ltd                                                    504,921
       25,000  Sankyo Co Ltd                                                  337,579
       76,000  Sekisui Chemical                                               225,632

4             See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
       13,000  Sekisui House Ltd                                               95,062
        6,000  Seven - Eleven Japan                                           220,132
        4,700  Shikoku Electric Power                                          67,627
       63,000  Shimizu Corp                                                   192,882
        5,000  Shin-Etsu Chemical Co Ltd                                      180,492
       10,000  Showa Shell Sekiyu                                              60,726
        3,300  SMC Corp                                                       330,097
       17,700  Sony Corp                                                      771,805
      503,000  Sumitomo Metal Industries*                                     207,878
       13,000  Suzuki Motor Corp                                              140,345
      110,000  Taisei Corp                                                    232,868
       15,000  Taisho Pharmaceutical Co Ltd                                   240,881
       17,000  Takeda Chemical Industries Ltd                                 718,340
        5,500  Takefuji Corp                                                  375,279
       12,300  Tohoku Electric Power Co Inc                                   175,633
       11,000  Tokyo Electric Power                                           226,838
        5,000  Tokyo Electron Ltd                                             230,675
       17,000  Toppan Printing Co Ltd                                         152,844
       80,000  Toshiba Corp*                                                  273,268
        4,500  Trend Micro Inc*                                               117,657
        4,600  Uni-Charm Corp                                                 170,708
       23,000  Yasuda Fire & Marine Insurance                                 138,506
                                                                        -------------
                                                                           16,253,506
                                                                        -------------
               NETHERLANDS -- 3.4%
       45,127  ABN Amro Holdings NV                                           735,536
       10,999  ASML Holding NV*                                               112,505
        2,876  DSM NV                                                         125,456
       24,769  Koninklijke Philips Electronics NV                             495,536
      110,494  Royal KPN NV*                                                  605,741
        7,135  Unilever NV                                                    421,587
          410  Wolters Kluwer NV                                                7,334
                                                                        -------------
                                                                            2,503,695
                                                                        -------------
               NEW ZEALAND -- 0.5%
      147,183  Telecom Corp of New Zealand                                    348,206
                                                                        -------------
               NORWAY -- 3.1%
      112,100  Den Norske Bank Class A                                        567,018

              See accompanying notes to the financial statements.              5

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               NORWAY -- CONTINUED
        6,800  Elkem AS Class A                                               149,859
      160,500  Kvaerner ASA*                                                  107,392
       12,580  Norsk Hydro AS                                                 534,438
       10,750  Norske Skogindustrier AS Class A                               155,561
       17,300  Orkla ASA                                                      305,467
       39,800  Statoil ASA                                                    338,166
        8,400  Tandberg ASA*                                                   99,809
                                                                        -------------
                                                                            2,257,710
                                                                        -------------
               PORTUGAL -- 0.5%
       55,833  Electricidade de Portugal SA                                    91,442
       38,105  Portugal Telecom SA                                            246,265
                                                                        -------------
                                                                              337,707
                                                                        -------------
               SINGAPORE -- 2.0%
       49,000  DBS Group Holdings Ltd                                         333,229
        3,000  Great Eastern Holdings Ltd                                      15,944
       53,000  Singapore Airlines Ltd (Registered)                            351,344
       27,000  Singapore Press Holdings Ltd                                   302,426
       35,000  United Overseas Bank                                           264,023
       26,000  Venture Manufacturing Singapore Ltd                            191,674
                                                                        -------------
                                                                            1,458,640
                                                                        -------------
               SPAIN -- 2.5%
        1,500  Banco Popular Espanol                                           59,563
       14,600  Compania Espanola de Petroleos                                 247,562
       32,270  Endesa SA                                                      382,931
       10,300  Gas Natural SDG SA                                             186,468
       48,141  Repsol YPF SA                                                  627,918
       14,526  Tabacalera SA Class A                                          327,507
                                                                        -------------
                                                                            1,831,949
                                                                        -------------
               SWEDEN -- 1.2%
       13,300  Hennes & Mauritz AB                                            244,397
        9,300  Sandvik AB                                                     215,970
        8,600  Securitas AB                                                   133,754
        8,000  Svenska Cellulosa Class B                                      273,132
                                                                        -------------
                                                                              867,253
                                                                        -------------

              See accompanying notes to the financial statements.
6

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               SWITZERLAND -- 6.6%
        1,060  BK Vision AG (Bearer)*                                         114,784
        4,004  Logitech International SA*                                     131,274
        1,999  Nestle SA                                                      428,933
       23,687  Novartis AG                                                    961,276
        4,943  Roche Holding AG (Bearer)                                      587,962
       24,083  Roche Holding AG (Genusschein)                               1,729,213
        2,533  Swisscom AG                                                    672,642
        2,076  Zurich Financial Services AG                                   205,435
                                                                        -------------
                                                                            4,831,519
                                                                        -------------
               UNITED KINGDOM -- 22.6%
       52,100  Abbey National Plc                                             601,227
       17,100  Alliance & Leicester Plc                                       230,265
       40,300  Associated British Food                                        370,923
       23,632  BAA PLC                                                        202,888
      100,400  Barclays Plc                                                   720,633
      127,484  BG Group Plc                                                   531,467
       42,416  BHP Billiton Plc                                               200,121
       55,300  Boots Co                                                       468,779
       44,383  British American Tobacco                                       515,607
       17,998  British Sky Broadcasting Plc*                                  169,831
      238,488  BT Group Plc                                                   737,834
      145,055  BTR Siebe Plc                                                  172,777
       34,768  Carlton Communications Plc                                      79,195
      125,500  Corus Group Plc*                                               106,775
       43,400  Diageo Plc                                                     524,999
       27,297  GlaxoSmithKline Plc                                            513,465
       51,300  Great Universal Stores Plc                                     397,573
       75,434  HBOS Plc                                                       844,827
       37,869  Imperial Chemical Industries Plc                               149,231
       37,055  Imperial Tobacco Group Plc                                     617,914
      123,552  Kingfisher Plc                                                 406,613
       14,800  Land Securities                                                182,695
      135,287  Legal & General Group Plc                                      256,886
       89,221  Lloyds TSB Group Plc                                           771,509
      116,328  Marks & Spencer Group Plc                                      616,321
       23,272  Next Plc                                                       303,475
       23,702  Nycomed Amersham Plc                                           208,622
       15,452  Reckitt Benckiser Plc                                          285,876
       39,916  Reed International Plc                                         356,275

              See accompanying notes to the financial statements.              7

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
      115,679  Rentokil Initial Plc                                           426,334
      109,221  Rolls-Royce                                                    237,803
       87,855  Royal & Sun Alliance Insurance Group                           169,199
       25,932  Royal Bank of Scotland Group                                   618,962
       50,856  Sainsbury (J)                                                  248,988
       31,204  Scottish & Newcastle Plc                                       265,723
       40,276  Scottish Hydro-Electric Plc                                    417,430
       80,009  Scottish Power Plc                                             455,459
       20,376  Severn Trent Plc                                               211,654
       42,331  Six Continents Plc                                             397,475
       14,349  Smiths Group Plc                                               162,034
       47,200  Tate & Lyle                                                    267,960
       42,734  THUS Group Plc*                                                  5,123
      351,385  Vodafone Group Plc                                             562,582
       35,445  Wolseley                                                       322,948
       26,625  WPP Group Plc                                                  196,046
                                                                        -------------
                                                                           16,510,323
                                                                        -------------

               TOTAL COMMON STOCKS (COST $71,722,406)                      69,625,375
                                                                        -------------
               PREFERRED STOCKS -- 0.4%
               GERMANY -- 0.4%
        1,800  RWE AG 4.35%                                                    51,193
        7,800  Volkswagen AG 5.30%                                            249,372
                                                                        -------------
                                                                              300,565
                                                                        -------------

               TOTAL PREFERRED STOCKS (COST $295,433)                         300,565
                                                                        -------------
               SHORT-TERM INVESTMENTS -- 2.6%
               CASH EQUIVALENTS -- 2.2%
$   1,600,000  Societe Generale GC Time Deposit, 1.81%, due 9/03/02         1,600,000
                                                                        -------------

              See accompanying notes to the financial statements.
8

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               U.S. GOVERNMENT -- 0.4%
$     290,000  U.S. Treasury Bill, 1.61%, due 11/14/02(a)                     289,043
                                                                        -------------

               TOTAL SHORT-TERM INVESTMENTS (COST $1,888,926)               1,889,043
                                                                        -------------
               TOTAL INVESTMENTS -- 98.3%
               (Cost $73,906,765)                                          71,814,983

               Other Assets and Liabilities (net) -- 1.7%                   1,210,533
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $  73,025,516
                                                                        =============

               NOTES TO SCHEDULE OF INVESTMENTS:

*    Non-income producing security.

(a) All or a portion of this security is held as collateral for open futures contracts (Note 6).

              See accompanying notes to the financial statements.              9

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

At August 31, 2002, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
--------------------------------------------------------------------
Financials                                                     21.9%
Consumer Discretionary                                         16.2
Industrials                                                    10.7
Health Care                                                     9.6
Consumer Staples                                                9.4
Utilities                                                       8.2
Materials                                                       6.7
Information Technology                                          6.3
Energy                                                          5.5
Telecommunication Services                                      5.5
                                                              -----
                                                              100.0%
                                                              =====

10            See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $73,906,765) (Note 1)          $71,814,983
   Cash                                                            40,615
   Foreign currency, at value (cost $258,137) (Note 1)            218,062
   Dividends and interest receivable                              144,660
   Foreign taxes receivable                                        63,850
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                             1,786,299
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 7,684
   Receivable for expenses reimbursed by Manager (Note 2)          35,464
                                                              -----------

      Total assets                                             74,111,617
                                                              -----------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                               24,759
      Shareholder service fee                                       9,284
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                               961,380
   Accrued expenses                                                90,678
                                                              -----------

      Total liabilities                                         1,086,101
                                                              -----------
NET ASSETS                                                    $73,025,516
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $73,617,587
   Accumulated undistributed net investment income                938,061
   Accumulated net realized loss                                 (115,299)
   Net unrealized depreciation                                 (1,414,833)
                                                              -----------
                                                              $73,025,516
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $73,025,516
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    3,591,792
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $     20.33
                                                              ===========

              See accompanying notes to the financial statements.             11

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $174,843)           $ 1,159,000
   Interest                                                        24,116
                                                              -----------

         Total income                                           1,183,116
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        151,660
   Custodian fees                                                 139,656
   Audit fees                                                      22,816
   Transfer agent fees                                             14,260
   Legal fees                                                       1,372
   Registration fees                                                1,288
   Trustees fees (Note 2)                                             560
   Miscellaneous                                                      457
   Fees reimbursed by Manager (Note 2)                           (179,768)
                                                              -----------
                                                                  152,301
   Shareholder service fee (Note 2) Class III                      56,872
                                                              -----------
      Net expenses                                                209,173
                                                              -----------

         Net investment income                                    973,943
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                 (99,162)
      Closed futures contracts                                   (172,516)
      Foreign currency, forward contracts and foreign
      currency related transactions                               182,434
                                                              -----------

         Net realized loss                                        (89,244)
                                                              -----------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              (2,986,909)
      Open futures contracts                                     (139,733)
      Foreign currency, forward contracts and foreign
      currency related transactions                               772,685
                                                              -----------

         Net unrealized loss                                   (2,353,957)
                                                              -----------

      Net realized and unrealized loss                         (2,443,201)
                                                              -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(1,469,258)
                                                              ===========

12            See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED  PERIOD FROM JANUARY 29, 2002
                                                         AUGUST 31, 2002   (COMMENCEMENT OF OPERATIONS)
                                                           (UNAUDITED)      THROUGH FEBRUARY 28, 2002
                                                         ----------------  ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $   973,943             $    53,760
   Net realized loss                                           (89,244)                (11,583)
   Change in net unrealized appreciation (depreciation)     (2,353,957)                939,124
                                                           -----------             -----------

   Net increase (decrease) in net assets from
    operations                                              (1,469,258)                981,301
                                                           -----------             -----------

Distributions to shareholders from:
   Net investment income
      Class III                                               (104,114)                     --
                                                           -----------             -----------
      Total distributions from net investment income          (104,114)                     --
                                                           -----------             -----------
   Net share transactions: (Note 5)
      Class III                                             27,517,587              46,100,000
                                                           -----------             -----------
   Increase in net assets resulting from net share
    transactions                                            27,517,587              46,100,000
                                                           -----------             -----------

      Total increase in net assets                          25,944,215              47,081,301
NET ASSETS:
   Beginning of period                                      47,081,301                      --
                                                           -----------             -----------
   End of period (including accumulated undistributed
    net investment income of $938,061 and $68,232,
    respectively)                                          $73,025,516             $47,081,301
                                                           ===========             ===========

              See accompanying notes to the financial statements.             13

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                                                PERIOD FROM
                                                                              JANUARY 29, 2002
                                                         SIX MONTHS ENDED      (COMMENCEMENT
                                                         AUGUST 31, 2002   OF OPERATIONS) THROUGH
                                                           (UNAUDITED)       FEBRUARY 28, 2002
                                                         ----------------  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 20.40              $ 20.00
                                                             -------              -------

Income from investment operations:
   Net investment income+                                       0.28                 0.02
   Net realized and unrealized gain (loss)                     (0.32)                0.38
                                                             -------              -------

      Total from investment operations                         (0.04)                0.40
                                                             -------              -------

Less distributions to shareholders:
   From net investment income                                  (0.03)                  --
                                                             -------              -------

      Total distributions                                      (0.03)                  --
                                                             -------              -------
NET ASSET VALUE, END OF PERIOD                               $ 20.33              $ 20.40
                                                             =======              =======
TOTAL RETURN(a)                                                (0.21)%**             2.00%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                         $73,026              $47,081
   Net expenses to average daily net assets                     0.55%*               0.55%*
   Net investment income to average daily net assets            2.57%*               1.56%*
   Portfolio turnover rate                                        35%                   0%(b)
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                                  0.47%*               1.89%*

*    Annualized
**   Not annualized
+    Computed using average shares outstanding throughout the period.
(a) Total return would have been lower had certain expenses not been reimbursed during the period shown.
(b)  Portfolio turnover rate was less than 1%.

14            See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO International Disciplined Equity Fund (the "Fund"), which commenced operations on January 29, 2002, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the Morgan Stanley Capital International EAFE Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2002.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2002 there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premuims paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2002 there were no open purchased option contracts.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2002.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in the price of the security or index underlying these transactions. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreements. The Fund earns interest on cash set aside as collateral. At August 31, 2002, there were no open swap agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      The Fund has elected to defer to March 1, 2002 post-October capital losses of $26,055.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .40% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of the Fund at the annual rate of .15%.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund for the Fund's total annual operating expenses (excluding shareholder service fees and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002, was $560. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002 aggregated $52,133,664 and $24,019,318, respectively.

      At August 31, 2002 the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $73,906,765       $3,290,871       $(5,382,653)     $(2,091,782)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 98.9% of the outstanding shares of the Fund were held by two shareholders. Investment activities of these shareholders may have a material effect on the Fund.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                     Period from
                                                                                   January 29, 2002
                                                           Six Months Ended        (commencement of
                                                           August 31, 2002       operations) through
                                                             (Unaudited)          February 28, 2002
                                                        ----------------------  ----------------------
                                                         Shares      Amount      Shares      Amount
         Class III:                                     ---------  -----------  ---------  -----------
         Shares sold                                    1,282,101  $27,480,406  2,308,021  $46,100,000
         Shares issued to shareholders
           in reinvestment of distributions                 1,670       37,181         --           --
         Shares repurchased                                    --           --         --           --
                                                        ---------  -----------  ---------  -----------
         Net increase                                   1,283,771  $27,517,587  2,308,021  $46,100,000
                                                        =========  ===========  =========  ===========

      The Fund was formed with a $12,023,655 purchase and an initial taxable contribution of securities in-kind, which had a market value of $34,076,345 on the date of contribution.

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      FUTURES CONTRACTS

                                                                Net Unrealized
         Number of                                   Contract    Appreciation
         Contracts     Type      Expiration Date      Value     (Depreciation)
         ---------  ----------  ------------------  ----------  --------------

           Buys
               4      CAC40     September 2002       $132,394     $  (5,200)
              11     FTSE100    September 2002        721,474       (78,447)
              34       MSCI     September 2002        719,696       (13,240)
               3     SPI 200    September 2002        128,238        (4,413)
               1      TOPIX     September 2002         79,155       (10,796)
                                                                  ---------
                                                                  $(112,096)
                                                                  =========

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS -- CONTINUED
      At August 31, 2002, the Fund had sufficient cash and/or securities to cover margin requirements of the relevant broker or exchange.

      FORWARD CURRENCY CONTRACTS

                                                                 Net Unrealized
         Settlement                      Units of                 Appreciation
            Date     Deliver/Receive     Currency      Value     (Depreciation)
         ----------  ----------------  ------------  ----------  --------------

            Buys
          10/25/02   CAD                   206,863   $  132,372    $    1,280
           9/27/02   CHF                 2,377,270    1,585,291       149,741
           9/27/02   DKK                 9,238,520    1,218,911        66,157
           9/27/02   EUR                 9,605,675    9,411,166       935,705
           9/27/02   GBP                 1,835,356    2,835,278       135,278
          10/25/02   HKD                 3,119,748      400,012            12
          10/25/02   JPY               181,046,900    1,531,040        31,040
           9/27/02   NOK                 7,120,500      942,189       139,378
          10/25/02   NZD                   435,709      202,537        11,697
           9/27/02   SEK                30,444,300    3,237,987       296,813
          10/25/02   SGD                   792,761      453,658         3,658
                                                                   ----------
                                                                   $1,770,759
                                                                   ==========

           Sales
          10/25/02   CAD                   854,237   $  546,628    $   (4,686)
           9/27/02   CHF                   369,925      246,686         3,314
           9/27/02   EUR                 2,166,569    2,122,697       (22,697)
           9/27/02   GBP                 3,422,118    5,286,525      (440,847)
          10/25/02   HKD                13,261,160    1,700,337          (930)
          10/25/02   JPY               641,818,000    5,427,595      (403,588)
           9/27/02   NOK                 4,766,460      630,701       (30,701)
          10/25/02   NZD                   834,202      387,774        12,226
           9/27/02   SEK                11,417,350    1,214,324       (14,324)
          10/25/02   SGD                 3,188,863    1,824,828       (43,607)
                                                                   ----------
                                                                   $ (945,840)
                                                                   ==========

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      CURRENCY ABBREVIATIONS:

CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krona
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 92.5%
               AUSTRALIA -- 4.7%
      231,111  Ansell Ltd*                                                   886,060
      628,307  Australian Gas Light Co Ltd                                 3,461,029
      103,762  Bank of Western Australia                                     237,774
      844,580  Boral Ltd                                                   2,000,519
    1,216,333  BT Office Trust                                               964,825
       83,588  Coca Cola Amatil Ltd                                          291,461
      569,974  Colonial First State Property Trust Group                     756,668
    1,776,379  General Property Trust Units                                2,690,926
       96,799  James Hardie Industries NV*                                   361,521
      199,409  Leighton Holdings Ltd                                       1,222,569
      574,984  Lihir Gold Ltd*                                               386,411
       24,265  Macquarie Infrastructure Group Unit                            38,762
      395,661  Mayne Nickless Ltd                                            808,594
      383,591  Orica Ltd                                                   2,030,604
       57,517  Patrick Corp Ltd                                              505,981
      178,421  QBE Insurance Group Ltd                                       724,347
      546,637  Santos Ltd                                                  1,936,169
    1,011,219  Schroders Property                                          1,414,856
      674,495  Stockland Trust Group Units                                 1,642,231
      184,940  TABCORP Holdings Ltd                                        1,303,990
                                                                        ------------
                                                                          23,665,297
                                                                        ------------
               AUSTRIA -- 2.9%
       74,886  Austrian Airlines*                                            503,069
       11,261  Bau Holdings AG                                               422,971
       56,328  Boehler Uddeholm (Bearer)                                   2,474,791
       11,136  Brau Union AG                                                 545,945
          106  BWT AG                                                          1,684
       52,603  Flughafen Wien AG                                           1,650,292
       14,591  Immofinanz Immobilien Anlagen AG*                              81,850
       43,955  Mayr-Melnhof Karton AG (Bearer)                             2,737,273
       12,952  Oesterreichische Brau Beteiligungs AG                         669,397
       45,237  RHI AG*                                                       337,166
       75,834  VA Technologie AG (Bearer)                                  1,524,593
       80,903  Voest-Alpine Stahl AG                                       2,335,816
       85,528  Wienerberger Baustoffindustrie AG                           1,286,678
                                                                        ------------
                                                                          14,571,525
                                                                        ------------

              See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               BELGIUM -- 1.7%
       15,491  AGFA-Gevaert NV                                               296,093
       15,966  Barco NV                                                      676,419
       21,174  Bekaert SA                                                    977,840
       29,564  Colruyt SA                                                  1,403,281
        4,660  Compagnie Maritime Belge SA                                   228,732
       42,621  Delhaize-Le Lion                                            1,275,270
       10,370  Sofina SA                                                     376,285
        8,021  Solvay Et Cie                                                 554,960
       22,126  Tessenderlo Chemie                                            618,421
       65,259  UCB SA                                                      1,863,025
        5,870  Union Miniere NPV                                             233,435
                                                                        ------------
                                                                           8,503,761
                                                                        ------------
               BRAZIL -- 0.1%
       19,000  Vale Do Rio Doce                                              469,677
                                                                        ------------
               CANADA -- 5.4%
      107,800  Air Canada*                                                   380,064
      146,900  ATI Technologies Inc*                                         861,625
      158,500  Brascan Corp                                                3,373,205
       23,601  Canadian Natural Resources                                    782,161
      122,900  Canadian Tire Corp                                          2,372,128
       94,700  CGI Group Inc*                                                381,835
       55,300  Cognos Inc*                                                 1,004,262
       20,560  Cott Corp*                                                    339,240
       77,000  Dofasco Inc                                                 1,504,955
       39,000  Extendicare Inc*                                              124,500
        7,400  Fairfax Financial Holdings Ltd                                635,641
       38,400  Fairmont Hotels & Resorts Inc                                 924,308
       94,800  Hudson's Bay Co                                               469,746
       64,900  MDS Inc                                                     1,021,343
       91,300  Methanex Corp*                                                740,935
       84,800  Moore Corp Ltd*                                             1,030,646
      107,000  National Bank of Canada                                     2,019,282
       58,100  Nexen Inc                                                   1,465,535
       43,600  Nova Chemicals Corp                                           911,967
      148,800  Onex Corp                                                   1,923,908
      134,300  Quebecor Inc                                                1,483,326
       23,300  Quebecor World Inc                                            594,449
       16,900  Rio Alto Resources International Inc*                           8,450
       25,000  Saputo Inc                                                    432,212

2             See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CANADA -- CONTINUED
       72,300  Sears Canada Inc                                              811,058
       29,800  Sobeys Inc                                                    754,551
       34,400  Torstar Corp                                                  539,154
       18,400  TransAlta Corp                                                234,128
                                                                        ------------
                                                                          27,124,614
                                                                        ------------
               CHINA -- 0.5%
    1,112,000  China Eastern Airlines Corp Ltd                               148,268
    2,256,000  China Petroleum & Chemical Corp                               344,187
      270,000  China Resources Enterprise                                    308,079
      586,000  China Southern Airlines Co Ltd                                176,552
      404,000  Cosco Pacific Ltd                                             277,104
      382,000  Huaneng Power International Inc Class H                       288,951
      762,000  Legend Holdings Ltd                                           283,309
    2,356,000  PetroChina Co Ltd                                             480,265
      542,000  Yanzhou Coal Mining Co Ltd                                    189,354
                                                                        ------------
                                                                           2,496,069
                                                                        ------------
               CZECH REPUBLIC -- 0.4%
      175,900  Ceske Energeticke Zavody AS                                   542,719
       20,600  Ceske Radiokomunikace                                         173,040
       49,700  Ceski Telecom AS*                                             447,185
        6,700  Komercni Banka AS                                             359,326
        1,600  Philip Morris CR AS                                           586,707
      143,900  Unipetrol*                                                    146,446
                                                                        ------------
                                                                           2,255,423
                                                                        ------------
               DENMARK -- 0.0%
          800  Hafnia Holdings (Registered) Class A(a)(b)*                         1
                                                                        ------------
               FINLAND -- 3.5%
       22,850  Amer Group Class A                                            683,474
       45,400  Asko Oyj                                                      919,416
      133,750  Elisa Communications Oyj*                                     767,336
       57,900  Finnair Class A                                               252,682
      253,400  Huhtamaki Oyj Class I                                       2,969,687
      122,100  Instrumentarium Oyj                                         2,836,723
       13,500  KCI Konecranes International                                  362,761
      174,200  Kemira Oyj                                                  1,221,491
       69,900  Kesko Oyj                                                     753,375

              See accompanying notes to the financial statements.              3

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               FINLAND -- CONTINUED
        5,700  Metra AB Class A                                               83,850
       73,100  Metra AB Class B                                            1,057,415
       34,600  Metso Oyj                                                     383,773
       22,500  Orion-Yhtymae OY                                              498,686
      161,200  Outokumpu Class A                                           1,724,749
      127,200  Pohjola Group Plc                                           1,747,678
      191,429  Rautaruukki Oyj                                               801,626
       59,400  Sponda Oyj                                                    334,958
        3,200  Stockmann AB Class A                                           43,622
       27,347  Stockmann AB Class B                                          378,151
                                                                        ------------
                                                                          17,821,453
                                                                        ------------
               FRANCE -- 4.8%
       82,750  Air France                                                  1,110,172
      253,956  Alstom*                                                     1,877,872
       44,345  Altran Technologies SA                                        730,618
       46,889  Business Objects SA*                                          889,791
       52,064  Cie Generale D'Optique Essilor International SA             2,047,472
        1,321  Credit National                                                99,754
       20,635  Dassault Systemes SA                                          668,420
        9,095  Eiffage SA                                                    718,017
      219,872  Euro Disney SCA*                                              142,315
      186,764  Havas Advertising                                             815,060
        5,097  Hermes International                                          706,806
       44,824  Infogrames Entertainment*                                     181,550
      100,022  JC Decaux SA*                                               1,177,099
      130,809  Michelin SA Class B                                         4,682,380
       40,282  Pernod Ricard                                               3,521,831
        7,693  Remy Cointreau SA                                             229,203
       91,876  Rhodia SA                                                     781,191
       37,415  SCOR SA                                                       716,612
        2,210  Seb SA                                                        169,270
        3,963  Simco Union Habit (Registered)                                330,742
       12,258  Societe Eurafrance SA                                         561,400
       25,703  Valeo SA                                                      990,632
        5,141  Vallourec                                                     268,223
        2,456  Vivarte*                                                       81,772
      160,322  Wanadoo*                                                      753,121
                                                                        ------------
                                                                          24,251,323
                                                                        ------------

              See accompanying notes to the financial statements.
4

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               GERMANY -- 4.0%
       36,530  Adidas Salomon AG                                           2,604,475
      318,900  AGIV AG*                                                      656,765
          250  AMB Aachener & Muenchener Beteiligungs AG                      20,104
        4,000  AVA Allg Handels DER Verbrau                                  113,761
       78,570  Bankgesellschaft Berlin AG*                                   165,665
        9,550  Bayerische Hypotheken und Wechsel-Bank AG                      95,998
       38,670  Berliner Kraft & Licht AG Class A                             586,679
       65,950  Bilfinger & Berger                                          1,416,430
       24,110  Buderus AG                                                    508,361
       20,592  Celanese AG*                                                  409,950
      159,080  Continental AG*                                             2,581,961
       36,200  Deutsche Boerse AG                                          1,396,978
       19,290  Douglas Holdings AG                                           444,566
        8,960  Gehe AG                                                       393,661
       21,895  Heidelberg Port-Zement                                        957,670
       32,480  Hochtief AG                                                   571,764
       17,600  IKB Deutsche Industriebank AG                                 241,644
       46,375  IWKA AG                                                       509,376
       18,700  Karstadt Quelle AG                                            396,124
       87,500  Lufthansa AG*                                               1,107,823
       30,450  MAN AG                                                        609,191
       33,600  Merck KGaA                                                    668,916
       83,390  Metallgesellschaft                                            623,986
       77,240  Schwarz Pharma AG                                           1,143,814
        1,893  Springer (Axel) Verlag AG*                                     94,123
       51,168  Sudzucker AG                                                  848,050
      168,200  WCM Beteiligungs & Grundbesi*                                 506,408
        8,521  Wella AG                                                      370,195
                                                                        ------------
                                                                          20,044,438
                                                                        ------------
               HONG KONG -- 2.6%
      868,000  Amoy Properties Ltd                                           890,262
      192,000  Asia Satellite Telecom                                        285,540
      109,000  ASM Pacific Technology                                        198,437
      924,000  Chinese Estates Holdings Ltd*                                  95,954
       48,400  Dah Sing Financial Services                                   212,217
      248,000  Esprit Holdings Ltd                                           403,797
      259,000  Great Eagle Holdings Ltd                                      230,777
      345,000  Guoco Group                                                 1,963,859
    1,362,000  Hang Lung Development Co Ltd                                1,231,046
       93,500  Hanison Construction Holdings Ltd*                              2,997

              See accompanying notes to the financial statements.              5

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               HONG KONG -- CONTINUED
    1,603,200  HKR International Ltd*                                        326,808
       85,500  Hong Kong Aircraft Engineering Co Ltd                         213,751
      681,000  Hopewell Holdings Ltd                                         462,734
      184,800  Kowloon Motor Bus Holdings Ltd                                902,683
       28,000  Mandarin Oriental ADR                                          13,160
    1,629,000  New World Development Co Ltd                                1,065,122
    1,112,400  New World Infrastructure*                                     226,760
    1,801,000  QPL International Holdings Ltd*                               457,180
      108,000  Shanghai Industrial Holdings                                  171,693
    3,023,000  Shun Tak Holdings Ltd                                         499,961
    1,238,000  Sino Land                                                     404,733
       34,000  South China Morning Post Ltd                                   14,494
      308,000  Television Broadcasts Ltd                                     997,058
    1,842,000  Tom.com Ltd*                                                  625,812
      457,000  Yue Yuen Industrial Holdings                                1,429,599
                                                                        ------------
                                                                          13,326,434
                                                                        ------------
               HUNGARY -- 0.0%
       12,900  Matav Rt ADR                                                  215,817
                                                                        ------------
               INDONESIA -- 0.4%
      970,000  Astra International Tbk*                                      350,536
    1,459,000  Bank Central Asia Tbk                                         370,723
      435,000  HM Sampoerna Tbk                                              190,359
    2,739,000  Indofood Sukses Makmur Tbk                                    286,118
      328,000  Indosat Tbk                                                   338,927
    1,181,000  Telekomunikasi Tbk                                            483,470
                                                                        ------------
                                                                           2,020,133
                                                                        ------------
               IRELAND -- 0.5%
       59,080  DCC Ord                                                       631,543
      497,945  Fyffes Ord                                                    712,969
      126,997  Independent News & Media Plc                                  210,483
       91,196  Irish Life & Permanent Plc                                  1,180,554
                                                                        ------------
                                                                           2,735,549
                                                                        ------------
               ITALY -- 1.0%
       54,908  Banca Popolare di Bergamo Credit                            1,065,119
      400,616  Banca Popolare di Milano*                                   1,575,465
      102,000  Fornara SPA(b)*                                                    --

6             See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               ITALY -- CONTINUED
      213,400  Grassetto SPA(b)*                                               2,093
      107,032  Olivetti SPA                                                1,611,232
      225,300  Parmalat Finanziaria SPA                                      654,017
                                                                        ------------
                                                                           4,907,926
                                                                        ------------
               JAPAN -- 18.6%
      154,000  Alps Electric Co Ltd                                        1,770,354
       56,400  Aoyama Trading                                                670,721
      358,000  Brother Industries Ltd                                      2,180,036
      104,000  Canon Sales Co Inc                                            745,583
       17,000  Chudenko Corp                                                 213,925
       52,000  Citizen Watch Co Ltd                                          315,776
      647,000  Cosmo Oil Co Ltd                                              998,617
      174,000  Daido Steel Co Ltd                                            305,250
      628,500  Daiei Inc*                                                  1,038,974
       28,600  Daiichikosho Co Ltd                                           644,052
       39,000  Daimaru Inc                                                   178,611
       83,000  Dainippon Screen Manufacturing Co Ltd*                        389,921
       17,000  Daio Paper Corp                                               122,304
       49,800  Daito Trust Construction Co Ltd                             1,018,555
      197,000  Daiwa House Industry Co Ltd                                 1,146,460
       59,000  Dowa Mining Co                                                265,230
       42,000  Enix Corp                                                     804,116
       51,000  Ezaki Glico Co Ltd                                            279,163
      106,200  FamilyMart                                                  2,561,734
       39,100  Fast Retailing Co Ltd                                       1,131,135
      214,000  Furukawa Electric Co Ltd                                      610,062
       86,000  Gunze Ltd                                                     345,262
       12,800  H I S Co Ltd                                                  239,666
       56,000  Hankyu Department Stores Inc                                  361,793
      332,400  Haseko Corp*                                                  199,050
       26,100  Heiwa Corp                                                    484,291
       85,000  Hino Motors                                                   210,770
       58,000  Hitachi Metals Ltd                                            167,790
    1,498,000  Hitachi Zosen Corp*                                           758,065
       67,300  Hokkaido Electric Power                                       914,438
       29,000  House Foods Corp                                              265,137
       61,000  Ibiden Co Ltd                                                 748,577
    1,272,000  Isuzu Motors Ltd*                                             718,796
      101,000  Itoham Foods Inc                                              286,223
       72,000  Izumiya Co Ltd*                                               379,539

              See accompanying notes to the financial statements.              7

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
        4,000  Japan Airport Terminal Co Ltd                                  29,047
    2,172,000  Japan Energy Co Ltd                                         2,601,307
       48,000  Japan Securities Finance Co                                   169,628
       54,000  Japan Synthetic Rubber Co Ltd                                 424,021
      972,000  Kajima Corp                                                 2,754,540
       32,000  Kaken Pharmaceutical Co Ltd                                   160,587
      238,000  Kamigumi Co Ltd                                             1,098,014
      144,000  Kandenko Co                                                   493,097
      525,000  Kanebo Ltd*                                                   841,311
    1,623,000  Kawasaki Heavy Industries Ltd*                              1,711,087
       61,000  Keihin Electric Express Railway Co Ltd                        281,938
      292,000  Keisei Electric Railway Co                                    911,230
       31,000  Kissei Pharmaceutical Co Ltd                                  369,966
    4,084,000  Kobe Steel Ltd*                                             2,342,276
       60,000  Kureha Chemical Industry Co Ltd                               199,890
       54,000  Kyudenko Corp                                                 191,743
      187,000  Maeda Corp                                                    531,514
       61,000  Maeda Road Construction                                       225,859
       39,000  Makita Corp                                                   229,596
      900,000  Marubeni Corp*                                              1,085,481
       16,200  Matsumotokiyoshi Co Ltd                                       717,328
      250,000  Mazda Motor Corp                                              668,410
      419,000  Minolta Co Ltd*                                             1,127,323
      152,000  Mitsubishi Gas Chemical Co Inc                                257,681
      569,000  Mitsubishi Material*                                          897,423
       93,000  Mitsubishi Paper Mills Ltd*                                   112,951
      362,000  Mitsui Engineer & Shipbuilding*                               427,445
      786,000  Mitsui Trust Holding Inc                                    1,796,534
       18,000  Mitsumi Electric Co Ltd                                       249,129
       70,000  Nagase & Co                                                   322,945
      291,000  Nagoya Railroad Co Ltd                                        785,392
        9,000  Nankai Electric Railway Co Ltd*                                24,139
      637,000  New Japan Securities Co Ltd*                                1,010,045
       87,000  Nichiei Co Ltd (Kyoto)                                        432,193
       14,300  Nichii Gakkan Co                                              808,080
      619,000  Nichimen Corp*                                                412,440
      193,000  Nichiro Corp                                                  193,708
      121,000  Nippon Chemi-Con Corp*                                        467,406
       96,000  Nippon Hodo Co                                                378,122
      932,000  Nippon Light Metal                                            762,485
        5,000  Nippon Paint Co                                                12,103

8             See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
      752,000  Nippon Shinpan Co                                           1,198,735
       95,000  Nippon Soda Co Ltd*                                           195,505
      337,000  Nippon Suisan Kaisha Ltd                                      594,045
      508,000  Nishimatsu Construction                                     1,452,469
       52,000  Nisshin Oil Mills Ltd                                         141,222
    1,328,000  Nisshin Steel Co Ltd*                                         604,833
    1,558,000  Nissho Iwai Corp*                                             946,114
    2,936,000  NKK Corp*                                                   2,600,093
        6,000  Noritake Co Ltd                                                19,837
       71,000  NSK Ltd                                                       250,909
      135,000  Obayashi Corp                                                 356,387
       25,000  Okamoto Industries Inc                                         48,497
       76,000  Okasan Securities Co Ltd                                      265,373
       69,000  Okumura Corp                                                  229,292
      945,600  Onoda Cement Co Ltd                                         1,786,483
       50,000  Onward Kashiyama Co Ltd                                       465,989
      872,000  Orient Corp*                                                  581,015
       22,000  Royal Co Ltd                                                  171,079
       93,000  Ryobi Ltd*                                                    121,579
       36,300  Ryosan Co                                                     428,626
       21,000  Sanki Engineering                                             108,750
       55,700  Sankyo Co Ltd                                               1,644,246
       14,000  Sanrio Co Ltd                                                 110,640
      145,000  Sanyo Securities Co Ltd(a)(b)*                                  1,223
            6  Sapporo Hokuyo Holdings Inc                                    21,406
      182,000  Seino Transportation Co Ltd                                 1,074,516
      482,000  Sekisui Chemical                                            1,430,979
       30,700  Shimachu Co                                                   528,217
       13,800  Shimamura Co Ltd                                              949,758
      524,000  Shimizu Corp                                                1,604,285
       23,300  Shinko Electric Industries                                    409,737
        7,890  Shohkoh Fund & Co                                             848,459
      325,000  Showa Denko*                                                  501,624
      146,000  Showa Shell Sekiyu                                            886,602
       99,500  Snow Brand Milk Products Co Ltd*                              169,519
      843,000  Sumitomo Heavy Industries Ltd*                                767,883
    5,733,000  Sumitomo Metal Industries*                                  2,369,308
       66,000  Sumitomo Metal Mining Co Ltd                                  273,875
      294,000  Sumitomo Realty and Development Co Ltd                      1,554,742
      140,000  Sumitomo Rubber Industries                                    629,359
    1,255,000  Taisei Corp                                                 2,656,813

              See accompanying notes to the financial statements.              9

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
       50,000  Taiyo Yuden Co Ltd                                            751,487
       39,000  Takuma Corp                                                   294,067
       61,000  Tanabe Seiyaku Co Ltd                                         489,276
      508,000  The Dai-Tokyo Fire & Marine Insurance Co                    1,105,419
       71,300  THK Co Ltd                                                  1,150,999
      271,000  Toda Corp                                                     516,561
      147,000  Toho Gas Co Ltd                                               334,753
       35,000  Tokuyama Corp                                                 102,728
      142,000  Tokyo Electric Co Ltd*                                        319,774
      127,000  Tokyo Ink Manufacturing Co Ltd                                357,762
      225,000  Tokyu Land Corp*                                              296,040
       50,000  Toshiba Ceramics Co Ltd*                                      128,621
       35,000  Toshiba Tungaloy Co Ltd                                        81,474
       17,000  Toyo Suisan Kaisha                                            173,061
       29,800  Uni-Charm Corp                                              1,105,891
       34,000  UNY Co Ltd                                                    368,777
      162,000  Victor Co of Japan Ltd*                                     1,045,249
       66,000  Wacoal Corp                                                   544,967
      160,000  Yamaha Motor Co                                             1,234,766
       62,000  Yodogawa Steel Works                                          158,445
      192,000  Yokohama Rubber Co*                                           438,848
                                                                        ------------
                                                                          93,984,378
                                                                        ------------
               LUXEMBOURG -- 1.1%
      450,468  Arcelor*                                                    5,477,997
                                                                        ------------
               MALAYSIA -- 0.1%
      170,000  Berjaya Sports Toto                                           168,211
       49,000  Genting Berhad                                                183,105
       88,000  Perusahaan Otomobil Nasional                                  229,263
      357,000  Promet Berhad(b)*                                                 939
      312,000  Rekapacific Berhad(b)*                                            821
                                                                        ------------
                                                                             582,339
                                                                        ------------
               MEXICO -- 0.1%
       21,000  America Movil SA de CV ADR                                    290,850
                                                                        ------------
               NETHERLANDS -- 4.0%
      241,701  Buhrmann NV                                                 1,730,364
       65,601  CSM                                                         1,524,737

10            See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               NETHERLANDS -- CONTINUED
       45,381  DSM NV                                                      1,979,589
      770,191  Getronics NV*                                                 747,773
      176,649  Hagemeyer NV                                                1,983,594
       20,683  Hunter Douglas NV                                             578,089
       83,872  KLM-Royal Dutch Airlines NV                                   944,268
       25,054  Koninklijke Volker Wessels                                    540,550
      177,450  Numico NV                                                   3,492,686
      134,383  OCE NV                                                      1,265,178
       95,438  Randstad Holdings NV                                          921,921
      162,283  Vendex NV                                                   1,687,000
       64,716  VIB NV                                                      1,586,675
       23,425  Wereldhave NV                                               1,160,131
                                                                        ------------
                                                                          20,142,555
                                                                        ------------
               NEW ZEALAND -- 0.1%
      296,811  Fletcher Building Ltd                                         396,894
       85,686  Sky City Entertainment Group Ltd                              280,037
                                                                        ------------
                                                                             676,931
                                                                        ------------
               NORWAY -- 0.2%
       27,350  Gjensidige NOR Sparebank                                      885,959
                                                                        ------------
               PHILIPPINES -- 0.2%
    2,309,000  Ayala Land Inc                                                244,951
      293,000  Bank of the Philippine Islands                                245,839
        6,700  La Tondena Distillers Inc                                       4,006
       41,000  Philippine Long Distance Telephone*                           225,383
    1,415,000  SM Prime Holdings                                             155,569
                                                                        ------------
                                                                             875,748
                                                                        ------------
               POLAND -- 0.2%
        9,900  Bank Pekao SA*                                                210,944
       58,400  KGHM Polska Miedz SA*                                         155,368
       69,000  Polski Koncern Naftowy Orlen                                  286,200
      140,600  Telekomunikacja Polska SA*                                    440,363
                                                                        ------------
                                                                           1,092,875
                                                                        ------------

              See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               PORTUGAL -- 0.2%
      101,885  Multimedia Servicos de Telecomunicacoes e Multimedia
                 SGPS SA PT*                                                 714,418
       39,025  Telecel-Comunicacoes Pessoai                                  298,520
                                                                        ------------
                                                                           1,012,938
                                                                        ------------
               RUSSIA -- 0.4%
       28,500  AO Tatneft ADR                                                380,760
       16,400  JSC Mining & Smelting Co ADR*                                 303,400
        7,500  Mobile Telesystems ADR                                        220,875
       84,900  Mosenergo ADR                                                 212,250
       55,300  Rostelecom ADR                                                361,662
       37,700  Unified Energy Systems GDR                                    338,169
       12,000  Vimpel-Communications ADR*                                    282,600
                                                                        ------------
                                                                           2,099,716
                                                                        ------------
               SINGAPORE -- 1.5%
      458,000  Comfort Group                                                 191,068
      321,750  Creative Technology Ltd                                     2,629,383
      345,000  Datacraft Asia Ltd*                                           257,025
      343,000  Elec & Eltek International Co Ltd                             706,580
      240,000  Hotel Properties Ltd                                          141,269
      115,000  Marco Polo Developments Ltd                                   121,582
      309,000  NatSteel Ltd                                                  312,558
    3,557,000  Neptune Orient Lines Ltd*                                   1,544,887
    4,904,100  Pacific Century Region Developments Ltd*                      924,852
      194,000  ST Assembly Test Services Ltd*                                178,495
       15,057  Van Der Horst Ltd(b)*                                           6,384
    1,443,000  Want Want Holdings Ltd                                        779,220
                                                                        ------------
                                                                           7,793,303
                                                                        ------------
               SOUTH AFRICA -- 0.1%
        4,000  Impala Platinum Holdings Ltd                                  203,206
       18,000  Nedcor Ltd                                                    179,461
       38,000  Remgro Ltd                                                    252,478
                                                                        ------------
                                                                             635,145
                                                                        ------------
               SOUTH KOREA -- 1.7%
       47,900  Dongkuk Steel Mill                                            195,274
       20,200  Hana Bank                                                     314,273

12            See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SOUTH KOREA -- CONTINUED
        5,000  Hankuk Electric Glass                                         269,562
       46,100  Hansol Paper Manufacturing Ltd*                               270,398
      565,900  Hynix Semiconductor*                                          251,888
        8,900  Hyundai Department Store Co Ltd                               247,685
       22,400  Hyundai Mobis                                                 532,069
       24,300  Hyundai Motor Co                                              687,383
       44,300  Inchon Iron & Steel Co                                        211,926
       48,900  KIA Motors Corp*                                              406,839
       48,400  Korea Exchange Bank*                                          242,010
       21,300  Korean Air Lines*                                             278,223
       13,200  KT Freetel*                                                   378,884
        8,900  LG Chemicals Ltd                                              322,102
       16,800  LG Electronics Co                                             236,216
       12,500  LG Electronics Inc*                                           466,950
        8,500  LG Household & Health Care Ltd                                289,946
       27,500  LG Investment & Securities Co Ltd                             393,527
       40,600  Samsung Corp                                                  286,441
        6,300  Samsung Electro Mechanics                                     301,385
        7,600  Samsung SDI Co Ltd                                            603,852
       24,700  Shinhan Financial Group Co Ltd                                347,294
        1,700  Shinsegae Co Ltd                                              289,946
       33,700  SK Corp                                                       462,623
       20,300  SK Global*                                                    188,315
                                                                        ------------
                                                                           8,475,011
                                                                        ------------
               SPAIN -- 2.3%
       14,124  Acciona SA                                                    549,901
       34,090  Aurea Concesiones de Infraestructuras del Estado SA           740,520
       42,822  Azucarera Ebro Agricolas                                      436,754
      105,414  Corp Mapfre Compania Internacional de Reaseguros              649,223
       19,470  Fomento de Construcciones y Contratas SA                      400,979
       36,685  Grupo Ferrovial SA                                            899,424
    1,627,931  Iberia (Lineas AER DE Espana)                               2,825,826
       59,474  Metrovacesa SA                                              1,086,616
       30,404  Prosegur Comp Securidad                                       351,843
       42,878  Sogecable SA*                                                 518,062
      116,200  Sol Melia SA                                                  569,787
      146,076  Telefonica Publicidad e Informacion SA                        497,101
      256,606  Vallehermoso SA                                             2,013,228

              See accompanying notes to the financial statements.             13

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SPAIN -- CONTINUED
       26,762  Zardoya-Otis SA                                               317,046
                                                                        ------------
                                                                          11,856,310
                                                                        ------------
               SWEDEN -- 3.7%
       19,900  Custos AB                                                     324,339
       72,700  Europolitan Holdings AB*                                      347,725
      313,048  Gambro AB Class A                                           1,604,023
      209,712  Gambro AB Class B                                           1,072,307
       28,500  Getinge Industrier AB Class B                                 531,297
       25,310  Kinnevik Investment Class B                                   204,909
       29,800  Lundbergforetagen AB                                          546,008
       38,170  Mo Och Domsjo AB Class B                                      821,350
        5,600  Nobel Biocare AB                                              243,211
       49,800  SAAB AB Class B                                               538,456
      262,600  Skanska AB Class B                                          1,594,499
       83,900  SKF AB Class B                                              1,984,128
       47,370  SSAB Swedish Steel Class A                                    476,859
       20,935  Svenska Kullagerfabriken AB                                   497,316
      657,200  Swedish Match AB                                            5,320,664
       72,775  Tele2 AB Class B*                                           1,368,301
      373,200  Telelogic AB*                                                 268,349
        1,298  Transcom WorldWide SA Class A*                                  1,272
        2,412  Transcom WorldWide SA Class B*                                  2,903
      125,500  Trelleborg AB Class B                                       1,129,679
                                                                        ------------
                                                                          18,877,595
                                                                        ------------
               SWITZERLAND -- 2.4%
        8,186  BK Vision AG (Bearer)*                                        886,433
        1,252  Forbo Holdings AG (Registered)                                375,437
        3,006  Givaudan                                                    1,259,970
        1,393  Helvetia Patria Holding                                       153,164
           12  Hilti AG (Participating Certificate)                            7,997
          299  Intershop Holdings AG (Bearer)*                               158,401
          190  Jelmoli (Registered)                                           30,007
        2,829  Kuoni Reisen Holdings AG (Registered)*                        631,536
       46,617  Logitech International SA*                                  1,528,375
        2,736  Merkur Holding AG (Registered)                                546,963
       27,418  Micronas Semiconductor Hold*                                  703,424
           50  Motor-Columbus (Bearer)                                        84,630

14            See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SWITZERLAND -- CONTINUED
          848  Movenpick Holdings (Bearer)*                                  305,148
        6,400  Nobel Biocare Holding AG*                                     308,840
          353  Pargesa Holdings SA (Bearer)                                  592,783
        5,425  Pharma Vision 2000 AG*                                        460,021
        5,364  Schweizerische Lebensversicherungs-und Rentenanstalt*         812,294
        2,508  SIG Holding AG                                                291,638
          457  Sika Finanz AG (Bearer)                                       115,571
        3,473  Societe Generale de Surveillance Holding SA
                 (Registered)                                                918,789
        5,256  Sulzer Gebrueder AG (Registered)*                             826,586
        5,527  Sulzer Medica AG*                                             813,038
       27,005  Vontobel Holdings AG                                          493,977
                                                                        ------------
                                                                          12,305,022
                                                                        ------------
               TAIWAN -- 1.2%
       98,000  Ambit Microsystems Corp                                       270,434
      117,000  Asustek Computer Inc                                          281,866
      911,000  Cheng Loong Corp*                                             202,178
      731,000  China Development Financial Holding Corp*                     422,654
    1,600,000  China Petrochemical Development Corp*                         195,766
      567,000  China Steel Corp                                              263,259
      462,000  Chinatrust Financial Holding Co*                              360,210
      371,000  Compal Electronics Inc                                        349,928
      197,000  Delta Electronics Inc                                         272,676
      102,000  Elitegroup Computer Systems                                   269,558
      258,000  Formosa Chemicals & Fibre Co                                  237,319
      216,000  Formosa Plastics Corp                                         259,238
      273,000  Fubon Financial Holding Co Ltd                                242,348
      101,000  GigaByte Technology Co Ltd*                                   222,675
      521,220  International Commercial Bank China                           292,230
      513,000  Inventec Co Ltd                                               371,511
      322,000  Nan Ya Plastic Corp                                           295,249
      393,000  Prodisc Technology Inc*                                       219,194
      121,000  Quanta Computer Inc                                           268,536
      128,000  Sunplus Technology Co Ltd                                     239,217
      735,000  Taiwan Cement Corp*                                           218,922
      428,000  Yulon Motor Co                                                322,453
                                                                        ------------
                                                                           6,077,421
                                                                        ------------

              See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               THAILAND -- 0.8%
      346,000  Advanced Info Service Pcl (Foreign Registered)                237,829
      232,000  Bangkok Bank Pcl NVDR*                                        280,446
      522,000  Bangkok Expressway Pcl (Foreign Registered)                   202,911
    2,200,000  Charoen Pokphand Foods Pcl (Foreign Registered)               237,781
    3,845,000  Jasmine International Pcl (Foreign Registered)*               238,775
    3,079,400  KGI Securities One Pcl (Foreign Registered)*                  262,760
      228,000  Kiatnakin Finance & Securities (Foreign Registered)           186,442
      211,000  Land & House Pcl NVDR                                         337,580
      947,000  National Finance Pcl NVDR*                                    309,756
      104,000  PTT Exploration & Production Pcl (Foreign Registered)*        300,735
      290,000  PTT PCL (Foreign Registered)                                  261,199
       15,000  Siam Cement Pcl NVDR                                          322,825
      395,000  Siam Commercial Bank Pcl (Foreign Registered)*                245,763
      491,000  Thai Farmers Bank NVDR*                                       296,765
    1,050,000  Thai Petrochemical (Foreign Registered)*                       95,568
                                                                        ------------
                                                                           3,817,135
                                                                        ------------
               TURKEY -- 0.2%
  100,000,000  Akbank TAS*                                                   287,990
   19,000,000  Aksa Akrilik Kimya Sanayii                                    171,722
   61,000,000  Hurriyet Gazeteci*                                            149,510
   61,990,000  Trakya Cam Sanayii                                            180,424
  174,503,000  Turkiye Garanti Bankasi*                                      176,428
  122,000,000  Vestel Elektronik Sanayi*                                     224,265
                                                                        ------------
                                                                           1,190,339
                                                                        ------------
               UNITED KINGDOM -- 20.9%
       44,034  3i Group Plc                                                  392,009
      408,922  Aegis Group Plc                                               468,095
      252,320  Airtours Plc                                                  539,609
       22,484  Alliance & Leicester Plc                                      302,764
      114,863  ARM Holdings Plc*                                             272,741
      183,803  Arriva Plc                                                    938,272
       27,313  Associated British Ports                                      172,171
      321,577  AWG Plc*                                                    2,449,929
      358,729  Barratt Development                                         2,329,268
      502,485  Berisford International*                                      446,944
       37,766  Berkley Group                                                 394,337
      160,429  BICC Group                                                    488,890

16            See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
      257,251  BPB Industries Plc                                          1,237,598
      129,885  Britannic Plc                                                 723,309
      244,100  British Energy Plc                                            319,071
    1,335,015  BTR Siebe Plc                                               1,590,154
      387,679  Caradon Plc                                                   728,636
      399,385  Carlton Communications Plc                                    909,723
        1,500  Carlton Communications Plc ADR                                 17,233
       64,897  Charter Plc (Registered)*                                     154,599
      145,200  Chubb Plc                                                     298,731
      531,582  Coats Viyella                                                 458,435
       30,373  Cobham Group Plc                                              482,761
      844,622  Cookson Group Plc                                             388,697
      811,951  Cordiant Communications Group Plc*                            697,084
    2,324,053  Corus Group Plc*                                            1,977,293
       41,344  Daily Mail & General Trust Plc                                360,067
       63,386  De La Rue Plc                                                 298,077
       98,620  De Vere Group Plc                                             465,675
      213,150  Debenhams Plc                                                 985,868
        8,347  Egg Plc*                                                       18,690
       91,218  Eidos Plc*                                                    169,326
       58,268  Emap Plc                                                      634,549
      306,943  EMI Group Plc                                                 845,162
       51,962  Express Dairies Plc*                                           20,698
      106,218  Gallaher Group Plc                                          1,084,437
      241,603  GKN Plc                                                     1,027,773
      761,702  Granada Compass Plc                                           942,621
      376,723  IMI Plc                                                     1,509,330
      373,239  Imperial Chemical Industries Plc                            1,470,833
       97,358  Inchcape Plc                                                1,223,650
       69,529  Jarvis Plc                                                    290,397
      165,717  Laird Group                                                   381,958
       73,980  Lex Service                                                   502,390
      215,244  London Stock Exchange Plc                                   1,215,307
       55,645  MAN Group Plc                                                 911,558
      230,998  Morgan Crucible                                               262,638
       98,120  Mothercare Plc                                                227,673
      302,880  National Power*                                               613,768
      363,459  Next Plc                                                    4,739,639
      599,466  Northern Foods Plc                                          1,467,474
      356,250  Northern Rock Plc                                           3,978,820

              See accompanying notes to the financial statements.             17

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
       22,702  Nycomed Amersham Plc                                          199,820
       35,962  Ocean Group Plc                                               410,547
       42,652  P&O Princess Cruises Plc                                      277,109
      719,345  Peninsular & Oriental Steam Navigation Co                   2,517,608
      134,942  Premier Farnell Plc                                           401,828
      146,093  Provident Financial Plc                                     1,265,551
      425,422  Rank Group Plc                                              1,747,216
      366,195  Rexam Plc                                                   2,526,443
      152,614  RMC Group                                                   1,238,232
    1,706,223  Rolls-Royce                                                 3,714,894
      787,449  Royal & Sun Alliance Insurance Group                        1,516,541
       96,027  Safeway Plc                                                   319,370
      360,318  Sage Group Plc                                                719,015
      630,646  Severn Trent Plc                                            6,550,793
      204,928  Shire Pharmaceuticals Plc*                                  1,968,589
      632,929  Signet Group Plc                                              822,425
      185,110  Slough Estates                                                963,557
      134,970  Smith & Nephew Plc                                            777,724
      106,482  Smith (WH) Group Plc                                          556,332
      549,912  Somerfield Plc                                                895,318
      151,164  Southwest Water                                             1,585,405
    1,319,263  Stagecoach Holdings Plc                                       683,657
      499,171  Tate & Lyle                                                 2,833,855
      738,925  Taylor Woodrow Plc                                          1,966,034
    1,397,019  THUS Group Plc*                                               167,481
      664,239  Tomkins Plc                                                 2,486,577
       72,314  Transport Development Group Plc                               226,522
       72,681  Travis Perkins Plc                                          1,158,031
      202,194  Trinity Mirror Plc                                          1,219,818
      280,959  United Business Media Plc                                   1,238,654
      303,530  United Utilities                                            2,939,261
       96,926  Viglen Technology Plc (Entitlement Letters)(b)*                    --
      501,912  Whitebread Plc                                              4,114,961
      215,283  Wilson (Connolly) Holdings                                    556,146
      509,257  Wimpey (George)                                             2,251,052
      433,460  Wolseley                                                    3,949,359
      679,673  Yorkshire Water                                             4,074,121
                                                                        ------------
                                                                         105,666,577
                                                                        ------------

               TOTAL COMMON STOCKS (COST $511,150,231)                   468,225,584
                                                                        ------------

              See accompanying notes to the financial statements.
18

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               PREFERRED STOCKS -- 1.2%
               BRAZIL -- 0.4%
       21,000  Companhia Vale do Rio Doce                                    477,587
   26,912,000  Electrobras Class B (Registered)                              193,369
    4,478,000  Itaubanco SA (Registered)                                     216,963
   15,325,000  Petrobras Distribuidora SA 1.62%                              207,095
       36,000  Petroleo Brasileiro SA (Petrobras) 3.01%                      522,083
   35,702,000  Tele Norte Leste Participacoes SA 3.44%                       310,657
                                                                        ------------
                                                                           1,927,754
                                                                        ------------
               GERMANY -- 0.7%
       48,100  Dyckerhoff AG (Non Voting) 11.72%                             455,207
        4,580  Fresenius Medical Care AG (Non Voting) 4.08%                  146,876
       10,100  Hugo Boss AG 8.17%                                            108,956
        5,300  Porsche AG 0.83%                                            2,474,110
       35,500  Rheinmetall AG 3.92%                                          452,593
        1,521  Wella AG 1.24%                                                 71,002
                                                                        ------------
                                                                           3,708,744
                                                                        ------------
               ITALY -- 0.0%
       14,456  IFI Istituto Finanziario Industries 4.82%                     227,399
                                                                        ------------
               SOUTH KOREA -- 0.1%
       20,000  Hyundai Motor Co Pfd 5.05%                                    253,754
                                                                        ------------

               TOTAL PREFERRED STOCKS (COST $6,643,000)                    6,117,651
                                                                        ------------
               RIGHTS AND WARRANTS -- 0.0%
               FRANCE -- 0.0%
       13,893  Cap Gemini SA Warrants, Expires 3/31/03*                          272
                                                                        ------------

               TOTAL RIGHTS AND WARRANTS (COST $31,230)                          272
                                                                        ------------

              See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 14.5%
               CASH EQUIVALENTS -- 13.5%
$   9,600,000  Bank One Corp Time Deposit, 1.80%, due 9/03/02              9,600,000
$  10,000,000  Societe Generale GC Time Deposit, 1.81%, due 9/03/02       10,000,000
   48,592,549  The Boston Global Investment Trust(c)                      48,592,549
                                                                        ------------
                                                                          68,192,549
                                                                        ------------
               U.S. GOVERNMENT -- 1.0%
$   5,025,000  U.S. Treasury Bill, 1.61%, due 11/14/02(d)                  5,008,418
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $73,200,269)            73,200,967
                                                                        ------------
               TOTAL INVESTMENTS -- 108.2%
               (Cost $591,024,730)                                       547,544,474

               Other Assets and Liabilities (net) -- (8.2%)              (41,716,858)
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $505,827,616
                                                                        ============

               NOTES TO SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

*    Non-income producing security.

(a)  Bankrupt issuer.

(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(c)  Represents investment of security lending collateral (Note 1).

(d) All or a portion of this security is held as collateral for open futures contracts (Note 6).

20            See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

At August 31, 2002, industry sector diversification of the Fund's equity investments was as follows:

INDUSTRY SECTOR
--------------------------------------------------------------------
Consumer Discretionary                                         20.7%
Industrials                                                    20.7
Financials                                                     15.2
Materials                                                      13.4
Consumer Staples                                                8.8
Information Technology                                          7.1
Utilities                                                       5.4
Health Care                                                     4.5
Energy                                                          2.5
Telecommunication Services                                      1.7
                                                              -----
                                                              100.0%
                                                              =====

              See accompanying notes to the financial statements.             21

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value, including securities on loan of
    $44,618,101 (cost $591,024,730) (Note 1)                  $547,544,474
   Cash                                                             30,340
   Foreign currency, at value (cost $1,167,524) (Note 1)           607,965
   Receivable for Fund shares sold                                  50,000
   Dividends and interest receivable                               906,599
   Foreign taxes receivable                                        203,509
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                             17,659,869
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                 55,547
   Receivable for expenses reimbursed by Manager (Note 2)           44,981
                                                              ------------
      Total assets                                             567,103,284
                                                              ------------

LIABILITIES:
   Payable upon return of securities loaned (Note 1)            48,592,549
   Payable for Fund shares repurchased                             701,493
   Payable to affiliate for (Note 2):
      Management fee                                               252,274
      Shareholder service fee                                       63,068
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                             11,579,055
   Accrued expenses                                                 87,229
                                                              ------------
      Total liabilities                                         61,275,668
                                                              ------------
NET ASSETS                                                    $505,827,616
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $561,266,530
   Accumulated undistributed net investment income               3,738,770
   Accumulated net realized loss                               (19,285,588)
   Net unrealized depreciation                                 (39,892,096)
                                                              ------------
                                                              $505,827,616
                                                              ============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $505,827,616
                                                              ============

SHARES OUTSTANDING:
   Class III                                                    48,436,950
                                                              ============

NET ASSET VALUE PER SHARE:
   Class III                                                  $      10.44
                                                              ============

22            See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $651,826)           $  5,384,915
   Interest (including securities lending income of
    $149,813)                                                      538,943
                                                              ------------
         Total income                                            5,923,858
                                                              ------------
EXPENSES:
   Management fee (Note 2)                                       1,169,051
   Custodian fees                                                  198,628
   Audit fees                                                       26,588
   Transfer agent fees                                              14,168
   Legal fees                                                        6,014
   Trustees fees (Note 2)                                            2,450
   Registration fees                                                 1,104
   Miscellaneous                                                     2,671
   Fees reimbursed by Manager (Note 2)                            (248,676)
                                                              ------------
                                                                 1,171,998
   Shareholder service fee (Note 2) Class III                      292,263
                                                              ------------
      Net expenses                                               1,464,261
                                                              ------------
         Net investment income                                   4,459,597
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                               (1,378,303)
      Closed futures contracts                                  (9,548,973)
      Foreign currency, forward contracts and foreign
      currency related transactions                              1,109,665
                                                              ------------

         Net realized loss                                      (9,817,611)
                                                              ------------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                              (18,385,156)
      Open futures contracts                                    (2,023,959)
      Foreign currency, forward contracts and foreign
      currency related transactions                              5,555,445
                                                              ------------

         Net unrealized loss                                   (14,853,670)
                                                              ------------

      Net realized and unrealized loss                         (24,671,281)
                                                              ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(20,211,684)
                                                              ============

              See accompanying notes to the financial statements.             23

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $  4,459,597      $  4,386,723
   Net realized loss                                         (9,817,611)       (4,506,586)
   Change in net unrealized appreciation (depreciation)     (14,853,670)      (14,191,285)
                                                           ------------      ------------
   Net decrease in net assets from operations               (20,211,684)      (14,311,148)
                                                           ------------      ------------
Distributions to shareholders from:
   Net investment income
      Class III                                                (927,772)       (7,227,558)
                                                           ------------      ------------
      Total distributions from net investment income           (927,772)       (7,227,558)
                                                           ------------      ------------

   Net realized gains
      Class III                                                      --            (9,648)
                                                           ------------      ------------
      Total distributions from net realized gains                    --            (9,648)
                                                           ------------      ------------
                                                               (927,772)       (7,237,206)
                                                           ------------      ------------
   Net share transactions: (Note 5)
      Class III                                             273,354,690        88,068,118
                                                           ------------      ------------
   Increase in net assets resulting from net share
    transactions                                            273,354,690        88,068,118
                                                           ------------      ------------
      Total increase in net assets                          252,215,234        66,519,764
NET ASSETS:
   Beginning of period                                      253,612,382       187,092,618
                                                           ------------      ------------
   End of period (including accumulated undistributed
    net investment income of $3,738,770 and $206,945,
    respectively)                                          $505,827,616      $253,612,382
                                                           ============      ============

24            See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ---------------------------------------------------------------
                                            (UNAUDITED)        2002         2001         2000         1999         1998
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  10.44       $  11.68     $  11.54     $  11.02     $  12.22     $  13.46
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income                          0.09           0.22         0.23         0.25         0.55         0.27
   Net realized and unrealized
     gain (loss)                                 (0.07)         (1.11)        1.02         0.83        (1.15)        0.42
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations            0.02          (0.89)        1.25         1.08        (0.60)        0.69
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.02)         (0.35)       (0.25)       (0.15)       (0.21)       (0.26)
   From net realized gains                          --          (0.00)(c)     (0.86)      (0.41)       (0.39)       (1.67)
                                              --------       --------     --------     --------     --------     --------

      Total distributions                        (0.02)         (0.35)       (1.11)       (0.56)       (0.60)       (1.93)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $  10.44       $  10.44     $  11.68     $  11.54     $  11.02     $  12.22
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(a)                                   0.18%**       (7.57)%      11.09%        9.62%       (5.06)%       6.92%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $505,828       $253,612     $187,093     $173,362     $158,142     $234,155
   Net expenses to average daily
     net assets                                   0.75%*         0.75%        0.75%        0.75%        0.75%        0.75%
   Net investment income to average
     daily net assets                             2.29%*         2.02%        2.05%        2.19%        1.67%        1.93%
   Portfolio turnover rate                          13%            34%          60%          55%           8%          79%
   Fees and expenses reimbursed by the
     Manager to average daily
     net assets:                                  0.13%*         0.22%        0.22%        0.24%        0.81%        0.86%
   Purchase and redemption fees
     consisted of the following per
     share amounts:                           $   0.04(b)    $   0.05(b)  $   0.04(b)        --           --           --

*    Annualized.
**   Not Annualized.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
(b) Effective March 1, 2000 the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(c)  The distribution from net realized gains was less than $.01 per share.

              See accompanying notes to the financial statements.             25

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO International Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van
      Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the Salomon Smith Barney EMI World Ex-U.S. Index.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which quotations are not readily available or whose values the Manger has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2002.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2002 there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2002 there were no open purchased option contracts.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2002.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      contractual terms in the agreements, that there may be unfavorable changes in the price of the security or index underlying these transactions. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. At August 31, 2002, there were no open swap agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund loaned securities having a market value of $44,618,101 collateralized by cash in the amount of $48,592,549, which was invested in a short-term instrument.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $6,078,276 expiring in 2010. The Fund has elected to defer to March 1, 2002 post-October capital losses of $3,265,822.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective June 13, 2002, the premium on cash purchases of Fund shares is .60% of the amount invested. Prior to June 13, 2002, the premium on cash purchases of Fund shares was 1.00% of the amount invested. In the case of cash redemptions, the fee is .60% of the amount redeemed. If the Manager determines that any portion of a cash purchase or redemption fee is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2002 and the year ended February 28, 2002, the Fund received $2,064,299 and $879,541 in purchase premiums and $16,115 and $24,542 in redemption fees, respectively. There is no premium for reinvested distributions.

      INVESTMENT RISK
      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      GMO has entered into a binding agreement effective until June 30, 2003 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed the management fee.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002, was $2,450. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $305,480,299 and $44,142,931, respectively.

      At August 31, 2002, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $591,024,730     $25,417,612       $(68,897,868)    $(43,480,256)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 42.0% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                             August 31, 2002             Year Ended
                                                               (Unaudited)            February 28, 2002
                                                        -------------------------  -----------------------
                                                          Shares        Amount       Shares      Amount
         Class III:                                     -----------  ------------  ----------  -----------
         Shares sold                                     24,527,510  $277,572,056   8,537,304  $91,049,348
         Shares issued to shareholders in reinvestment
           of distributions                                  36,633       426,401     220,972    2,296,421
         Shares repurchased                                (424,228)   (4,643,767)   (480,530)  (5,277,651)
                                                        -----------  ------------  ----------  -----------
         Net increase                                    24,139,915  $273,354,690   8,277,746  $88,068,118
                                                        ===========  ============  ==========  ===========

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                                                      Net Unrealized
         Settlement                    Deliver/                                                        Appreciation
            Date                        Receive                     Units of Currency      Value      (Depreciation)
         ----------  ---------------------------------------------  -----------------  -------------  --------------
            Buys
          10/25/02   AUD                                                  18,598,316   $ 10,199,326    $    194,593
          10/25/02   CAD                                                   9,140,861      5,849,253          59,041
           9/27/02   CHF                                                  49,977,548     33,327,706       2,333,348
           9/27/02   DKK                                                 119,924,800     15,822,621       1,303,541
           9/27/02   EUR                                                 105,991,062    103,844,812       5,756,179
           9/27/02   GBP                                                  39,521,829     61,053,760       3,462,531
          10/25/02   HKD                                                  38,157,820      4,892,569           3,415
          10/25/02   JPY                                               3,848,871,250     32,548,346         945,514
           9/27/02   NOK                                                 148,974,219     19,712,371       2,341,867
          10/25/02   NZD                                                   7,505,122      3,488,715         202,514
           9/27/02   SEK                                                 107,611,320     11,445,297         903,838
          10/25/02   SGD                                                  11,625,120      6,652,481         148,535
                                                                                                       ------------
                                                                                                       $ 17,654,916
                                                                                                       ============

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CURRENCY CONTRACTS -- CONTINUED

           Sales
          10/25/02   AUD                                                  15,818,906   $  8,675,096    $      4,953
          10/25/02   CAD                                                  50,905,679     32,574,631        (136,115)
           9/27/02   CHF                                                  21,412,402     14,278,937        (956,794)
           9/27/02   DKK                                                  16,344,470      2,156,454        (235,513)
           9/27/02   EUR                                                  55,635,351     54,508,772      (1,849,365)
           9/27/02   GBP                                                  50,770,587     78,430,966      (4,288,165)
          10/25/02   HKD                                                  96,773,282     12,408,203          (8,798)
          10/25/02   JPY                                               7,327,561,326     61,966,221      (3,031,168)
           9/27/02   NOK                                                  28,340,644      3,750,054        (598,116)
          10/25/02   NZD                                                   6,926,482      3,219,737          (1,172)
           9/27/02   SEK                                                  72,466,728      7,707,398        (450,934)
          10/25/02   SGD                                                   1,187,865        679,756         (22,915)
                                                                                                       ------------
                                                                                                       $(11,574,102)
                                                                                                       ============

      CURRENCY ABBREVIATIONS:

AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
DKK Danish Krona
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

                                                                      Net Unrealized
         Number of                                                     Appreciation
         Contracts      Type       Expiration Date    Contract Value  (Depreciation)
         ---------  ------------  ------------------  --------------  --------------
           Buys
             145    DAX           September 2002       $13,233,627     $(1,706,068)
             128    TSE TOPIX     September 2002        10,131,827        (644,635)
             231    MSCI          September 2002         4,889,699         (89,957)
                                                                       -----------
                                                                       $(2,440,660)
                                                                       ===========
           Sales
             349    CAC40         September 2002       $11,551,420     $   515,773
              35    FTSE 100      September 2002         2,295,600         (32,690)
                                                                       -----------
                                                                       $   483,083
                                                                       ===========

      At August 31, 2002 , the Fund had sufficient cash and/or securities to cover margin requirements of the relevant broker or exchange.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       DEBT OBLIGATIONS -- 77.3%
                       ARGENTINA -- 3.7%
ARS           113,873  Lecop Letras de Cancelacion de Obligation Series
                         1, PIK,
                         Variable Rate, 1 mo. Peso Deposit Rate, 5.42%,
                         due 04/01/09(a)(b)                                       24,000
ARS        20,260,256  Prestamos Garantizados, 5.42%, due 04/01/10(a)(b)       1,077,846
ARS         6,400,000  Provincia Corrientes Series 1, PIK,
                         Variable Rate, 1 mo. Peso Deposit Rate, 3.21%,
                         due 04/01/09(a)(b)                                      178,560
ARS         2,500,000  Provincia Corrientes Series 2, PIK,
                         Variable Rate, 1 mo. Peso Deposit Rate, 3.21%,
                         due 04/01/09(a)(b)                                       69,750
DEM         5,000,000  Republic of Argentina, 9.00%, due 11/19/08(a)(b)          476,353
USD        32,000,000  Republic of Argentina Discount Bond Series L-GL,
                         Variable Rate, 6 mo. LIBOR + .81%, 2.94%, due
                         03/31/23(a)                                          15,520,000
DEM         3,830,000  Republic of Argentina Discount Bond,
                         Variable Rate, 6 mo. DEM LIBOR + .81%, 4.50%,
                         due 03/31/23(a)                                         835,397
USD        25,825,900  Republic of Argentina Global Bond, 12.25%, due
                         06/19/18(c)(a)                                        5,423,439
USD        24,445,000  Republic of Argentina Global Bond, 12.13%, due
                         02/25/19(a)                                           4,766,775
USD         4,040,000  Republic of Argentina Global Bond, 8.88%, due
                         03/01/29(a)                                             656,662
ARS        27,436,201  Republic of Argentina INDER Certificates, 6.00%,
                         due 04/15/06(a)(b)                                      605,489
USD         2,000,000  Republic of Argentina Pro 4, 2.00%, due
                         12/28/10(a)                                             143,600
EUR         2,500,000  Republic of Argentina Series EMTN,
                         Variable Rate, 3 mo. EURIBOR +5.10%, 8.57%, due
                         12/22/04(a)                                             441,315
USD        63,210,000  Republic of Argentina, 12% Capitalization Bond,
                         PIK,
                         due 06/19/31(a)                                      12,009,900
                                                                           -------------
                                                                              42,229,086
                                                                           -------------
                       BOSNIA & HERZEGOVINA -- 0.4%
DEM        25,244,000  Bosnia & Herzegovina Series A, Step Up, 3.00%, due
                         12/11/17                                              4,620,150
                                                                           -------------
                       BRAZIL -- 15.1%
USD           307,853  Brazil Capitalization Bond Series L, PIK, 8.00%,
                         due 04/15/14                                            190,484
USD        90,000,000  Brazil DCB (Bearer),
                         Variable Rate, 6 mo. LIBOR + .88%, 3.13%, due
                         04/15/12                                             44,325,000
USD        67,500,000  Brazil DCB (Registered) Series RG,
                         Variable Rate, 6 mo. LIBOR + .88%, 3.13%, due
                         04/15/12                                             33,243,750
USD        73,025,000  Brazil Discount ZL Bond,
                         Variable Rate, 6 mo. LIBOR + .81%, 3.06%, due
                         04/15/24                                             42,719,625
USD        52,320,000  Brazil FLIRB (Registered),
                         Variable Rate, Step Up, 3.06%, due 04/15/09          28,514,400

              See accompanying notes to the financial statements.              1

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       BRAZIL -- CONTINUED
USD         9,410,661  Brazil MYDFA Trust Certificates Reg S,
                         Variable Rate, 6 mo. LIBOR + .81%, 3.06%, due
                         09/15/07                                              5,811,083
USD        19,764,720  Brazil New Money Bond Series L,
                         Variable Rate, 6 mo. LIBOR + .88%, 3.13%, due
                         04/15/09                                             12,056,479
USD         5,700,000  Republic of Brazil Global Bonds, 11.00%, due
                         08/17/40                                              3,194,850
                                                                           -------------
                                                                             170,055,671
                                                                           -------------
                       BULGARIA -- 5.2%
USD         5,000,000  Bulgaria Discount Bond Series A,
                         Variable Rate, 6 mo. LIBOR + .81%, 2.69%, due
                         07/28/24                                              4,506,250
USD         9,809,153  Bulgaria Discount Bond Series B,
                         Variable Rate, 6 mo. LIBOR + 1.31%, 3.19%, due
                         07/28/24                                              8,828,238
USD        42,000,000  Bulgaria Discount Bond, Interest Strips, Series
                         62, 0.00%,
                         due 01/28/10                                          7,949,760
USD        42,000,000  Bulgaria Discount Bond, Interest Strips, Series
                         63, 0.00%,
                         due 01/28/17                                          5,131,980
USD        31,822,000  Republic of Bulgaria Reg S, 8.25%, due 01/15/15(c)     32,736,883
                                                                           -------------
                                                                              59,153,111
                                                                           -------------
                       COLOMBIA -- 0.6%
USD         2,000,000  Republic of Colombia, 11.85%, due 03/09/28              1,560,000
USD         8,000,000  Republic of Colombia, 8.70%, due 02/15/16               5,520,000
                                                                           -------------
                                                                               7,080,000
                                                                           -------------
                       COSTA RICA -- 0.1%
USD           800,000  Central Bank of Costa Rica Principal Bond Series
                         A, 6.25%,
                         due 05/21/10                                            808,000
                                                                           -------------
                       DOMINICAN REPUBLIC -- 2.7%
USD        29,807,000  Dominican Republic Discount Bond,
                         Variable Rate, 6 mo. LIBOR + .81%, 2.94%, due
                         08/30/24                                             24,739,810
USD         5,000,000  Dominican Republic Reg S, 9.50%, due 09/27/06           5,225,000
                                                                           -------------
                                                                              29,964,810
                                                                           -------------
                       ECUADOR -- 1.1%
USD           546,000  Republic of Ecuador Global Bond Reg S, 12.00%, due
                         11/15/12                                                313,950
USD         2,900,628  Republic of Ecuador PDI (Global Bearer
                         Capitalization Bond), PIK,
                         Variable Rate, 6 mo. LIBOR + .81%, 2.63%, due
                         02/27/15(b)                                             926,589

2             See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       ECUADOR -- CONTINUED
USD        25,587,000  Republic of Ecuador Reg S,
                         Variable Rate, Step Up, 6.00%, due 08/15/30          10,746,540
                                                                           -------------
                                                                              11,987,079
                                                                           -------------
                       EGYPT -- 0.2%
USD         2,000,000  Arab Republic of Egypt, 8.75%, due 07/11/11(c)          2,005,000
                                                                           -------------
                       EL SALVADOR -- 0.6%
USD         6,000,000  Republic of El Salvador, 144A, 8.50%, due 07/25/11      6,480,000
                                                                           -------------
                       IVORY COAST -- 2.3%
FRF        37,500,000  Ivory Coast Discount Bond,
                         Variable Rate, Step Up, 3.00%, due 03/31/28(a)        1,674,943
USD        79,600,000  Ivory Coast FLIRB Series YR20,
                         Variable Rate, Step Up, 2.00%, due 03/29/18(a)       15,323,000
FRF        34,905,000  Ivory Coast FLIRB,
                         Variable Rate, Step Up, 2.00%, due 03/29/18(a)          965,429
FRF       256,889,500  Ivory Coast PDI,
                         Variable Rate, Step Up, 1.90%, due 03/29/18(a)        8,257,444
                                                                           -------------
                                                                              26,220,816
                                                                           -------------
                       JAMAICA -- 0.3%
USD         3,000,000  Government of Jamaica Global Bond, 11.63%, due
                         01/15/22                                              3,405,000
                                                                           -------------
                       JORDAN -- 1.3%
USD         2,486,841  Hashemite Kingdom of Jordan IAB,
                         Variable Rate, 6 mo. LIBOR + .81%, 2.81%, due
                         12/23/05                                              2,399,801
USD        14,750,000  Hashemite Kingdom of Jordan Par Bond,
                         Variable Rate, Step Up, 6.00%, due 12/23/23          11,947,500
                                                                           -------------
                                                                              14,347,301
                                                                           -------------
                       KAZAKHSTAN -- 0.3%
USD         4,000,000  Kaztransoil Reg S, 8.50%, due 07/06/06                  3,930,000
                                                                           -------------
                       MACEDONIA -- 1.2%
USD        19,445,786  Macedonia Capitalization Bond, PIK,
                         Variable Rate, 6 mo. LIBOR + .81%, 2.77%, due
                         07/13/12                                             13,806,508
                                                                           -------------
                       MALAYSIA -- 0.8%
USD         8,000,000  Malaysia Global Bond, 7.50%, due 07/15/11               9,024,581
                                                                           -------------

              See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       MEXICO -- 6.5%
USD        71,500,000  Mexico Global Bond Series MTN, 8.30%, due 08/15/31     70,606,250
DEM         5,000,000  Mexico Par Bond, 5.01%, due 12/31/19                    2,105,981
USD           159,000  Mexico Par Bond, Series B Odd Lot, 6.25%, due
                         12/31/19(b)                                             146,280
                                                                           -------------
                                                                              72,858,511
                                                                           -------------
                       NIGERIA -- 2.5%
USD        22,698,569  Central Bank of Nigeria Par Bond Odd Lot,
                         Variable Rate, Step Up, 6.25%, due 11/15/20(b)       12,257,226
USD        27,000,000  Central Bank of Nigeria Par Bond Series WW,
                         Variable Rate, Step Up, 6.25%, due 11/15/20          15,930,000
                                                                           -------------
                                                                              28,187,226
                                                                           -------------
                       PANAMA -- 2.2%
USD        15,000,000  Republic of Panama, 9.63%, due 02/08/11                14,775,000
USD         5,000,000  Republic of Panama, 9.38%, due 07/23/12                 4,875,000
USD         8,000,000  Republic of Panama Par Bond,
                         Variable Rate, Step Up, 4.75%, due 07/17/26           4,840,000
                                                                           -------------
                                                                              24,490,000
                                                                           -------------
                       PERU -- 1.7%
USD         4,325,000  Peru Discount Bond,
                         Variable Rate, 6 mo. LIBOR + .81%, 2.94%, due
                         03/07/27                                              2,984,250
USD        12,925,000  Peru FLIRB,
                         Variable Rate, Step Up, 4.00%, due 03/07/17           8,175,062
USD        19,000,000  Peru Par Bond,
                         Variable Rate, Step Up, 3.00%, due 03/07/27           8,550,000
                                                                           -------------
                                                                              19,709,312
                                                                           -------------
                       PHILIPPINES -- 1.5%
USD         4,310,000  Central Bank of the Philippines Par Bond Series B,
                         Variable Rate, Step Up, 6.50%, due 12/01/17           4,051,400
USD        15,375,000  Central Bank of the Philippines Series A, 8.60%,
                         due 06/15/27                                         12,607,500
                                                                           -------------
                                                                              16,658,900
                                                                           -------------
                       POLAND -- 0.6%
USD         6,000,000  Poland Government International Bond, 6.25%, due
                         07/03/12                                              6,330,000
                                                                           -------------
                       RUSSIA -- 15.3%
RUB        82,710,346  Russia Federal Loan Bond Series 26003, 10.00%, due
                         03/15/05(b)                                           2,054,851

4             See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       RUSSIA -- CONTINUED
USD       243,685,961  Russia Federation Reg S,
                         Variable Rate, Step Up, 5.00%, due 03/31/30         170,580,173
                                                                           -------------
                                                                             172,635,024
                                                                           -------------
                       SOUTH KOREA -- 0.6%
USD         6,000,000  Export Import Bank of Korea, 7.10%, due 03/15/07        6,705,180
                                                                           -------------
                       TRINIDAD & TOBAGO -- 0.3%
USD         3,000,000  Republic of Trinidad & Tobago, 144A , 9.88%, due
                         10/01/09                                              3,405,000
                                                                           -------------
                       TUNISIA -- 0.1%
JPY       200,000,000  Banque Centrale De Tunisie Series 6RG, 4.35%, due
                         08/15/17                                              1,665,753
                                                                           -------------
                       TURKEY -- 0.5%
USD         2,000,000  Republic of Turkey, 11.88%, due 01/15/30                1,740,000
USD         4,000,000  Republic of Turkey Global Bond, 12.00%, due
                         12/15/08                                              4,040,000
                                                                           -------------
                                                                               5,780,000
                                                                           -------------
                       UKRAINE -- 0.2%
USD         1,780,000  Ukraine Government International Bond, 11.00%, due
                         03/15/07                                              1,837,850
                                                                           -------------
                       UNITED STATES -- 1.4%
                       CORPORATE DEBT -- 1.0%
USD        12,000,000  Pemex Master Trust, 8.63%, due 02/01/22                11,820,000
                                                                           -------------
                       U.S. GOVERNMENT -- 0.4%
USD         4,454,040  U.S. Treasury Inflation Indexed Note, 3.63%, due
                         01/15/08(d)                                           4,815,235
                                                                           -------------

                       TOTAL UNITED STATES                                    16,635,235
                                                                           -------------
                       URUGUAY -- 0.3%
USD         5,250,000  Banco Central Del Uruguay Series B, 6.75%, due
                         03/21/21                                              3,570,000
                                                                           -------------
                       VENEZUELA -- 5.9%
DEM           665,000  Banco Central Venezuela New Money Bond Series B,
                         Variable Rate, DEM 6 mo. LIBOR + .88%, 4.50%,
                         due 12/18/05(b)                                         220,075
USD         1,134,574  Republic of Venezuela DCB DL Odd Lot,
                         Variable Rate, 6 mo. LIBOR + .88%, 2.88%, due
                         12/18/07(b)                                             839,585

              See accompanying notes to the financial statements.              5

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       VENEZUELA -- CONTINUED
USD         9,326,087  Republic of Venezuela DCB IL,
                         Variable Rate, 6 mo. LIBOR + .88%, 2.88%, due
                         12/18/08                                              6,994,565
USD        19,107,000  Republic of Venezuela Discount Bond Series W-A,
                         Variable Rate, 6 mo. LIBOR + .81%, 3.00%, due
                         03/31/20                                             13,661,505
USD         5,225,000  Republic of Venezuela Discount Bond Series W-B,
                         Variable Rate, 6 mo. LIBOR + .81%, 2.94%, due
                         03/31/20                                              3,735,875
DEM        34,500,000  Republic Of Venezuela Discount Bond,
                         Variable Rate, 6mo. LIBOR + 81.25%, 4.38%, due
                         03/31/20                                             12,109,388
USD           121,429  Republic of Venezuela FLIRB Series A Odd Lot,
                         Variable Rate, 6 mo. LIBOR + .88%, 3.31%, due
                         03/31/07(b)                                              91,072
USD           348,571  Republic of Venezuela FLIRB Series B Odd Lot,
                         Variable Rate, 6 mo. LIBOR + .88%, 3.31%, due
                         03/31/07(b)                                             261,428
CHF        19,047,544  Republic of Venezuela FLIRB Series Sfr,
                         Variable Rate, CHF 6 mo. LIBOR + .88%, 2.75%,
                         due 03/31/07                                          9,138,557
USD         5,114,342  Republic of Venezuela New Money Bond Series A Odd
                         Lot,
                         Variable Rate, 6 mo. LIBOR + 1%, 3.00%, due
                         12/18/05(b)                                           3,886,899
USD         3,582,352  Republic of Venezuela New Money Bond Series A,
                         Variable Rate, 6 mo. LIBOR + 1%, 3.00%, due
                         12/18/05                                              2,901,705
USD         1,072,238  Republic of Venezuela New Money Bond Series B Odd
                         Lot,
                         Variable Rate, 6 mo. LIBOR + .88%, 2.88%, due
                         12/18/05(b)                                             814,901
USD           411,765  Republic of Venezuela New Money Bond Series B,
                         Variable Rate, 6 mo. LIBOR + .88%, 2.88%, due
                         12/18/05                                                333,529
DEM        15,000,000  Republic of Venezuela Par Bond , 6.66%, due
                         03/31/20                                              5,114,524
FRF        54,175,000  Republic of Venezuela Par Bond Series WOIL, 7.71%,
                         due 03/31/20                                          6,489,747
                                                                           -------------
                                                                              66,593,355
                                                                           -------------
                       VIETNAM -- 1.7%
USD        19,750,000  Vietnam Par Bond,
                         Variable Rate, Step Up, 3.50%, due 03/12/28          11,060,000
USD         4,000,000  Vietnam Discount Bond,
                         Variable Rate, 6 mo. LIBOR + .81%, 3.06%, due
                         03/13/28                                              3,080,000
USD         6,000,000  Vietnam PDI,
                         Variable Rate, Step Up, 4.00%, due 03/14/16           4,800,000
                                                                           -------------
                                                                              18,940,000
                                                                           -------------
                       YUGOSLAVIA -- 0.1%
USD         4,000,000  Second Emerging Markets Series EMTN, 0.00%, due
                         07/15/06                                              1,015,001
                                                                           -------------

                       TOTAL DEBT OBLIGATIONS (COST $967,875,853)            872,133,460
                                                                           -------------

              See accompanying notes to the financial statements.
6

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       LOAN ASSIGNMENTS -- 10.4%
                       ALGERIA -- 3.8%
JPY       342,990,054  Algeria Tranche 1, JPY 6 mo. LIBOR + .8125%,
                         (0.9375%)                                             2,574,631
JPY     5,600,155,681  Algeria Tranche 3 Loan Agreement, JPY LIBOR +
                         .8125% (0.9375%)                                     39,675,543
                                                                           -------------
                                                                              42,250,174
                                                                           -------------
                       CAMEROON -- 0.1%
NLG        23,084,718  Cameroon Loan Agreement, (No Tranche specified,
                         dated January 31, 1981)*                              1,130,053
FRF        18,396,841  Republic of Cameroon Tranche B, (dated January 30,
                         1979)*                                                  302,550
                                                                           -------------
                                                                               1,432,603
                                                                           -------------
                       CONGO REPUBLIC (BRAZZAVILLE) -- 0.2%
FRF       102,097,963  Republic of Congo Loan Agreement*                       1,297,468
USD         7,689,405  Republic of Congo Loan Agreement*                         653,599
EUR         8,195,761  Republic of Congo Loan Agreement*                         683,195
                                                                           -------------
                                                                               2,634,262
                                                                           -------------
                       INDONESIA -- 1.7%
JPY       265,140,000  Republic of Indonesia Loan Agreement, dated
                         January 1, 1994 (1.00417%)                            1,162,846
USD         2,455,000  Republic of Indonesia Loan Agreement, dated
                         January 1, 1994 (3.3125%)                             1,227,500
USD         3,900,000  Republic of Indonesia Loan Agreement, dated June
                         14, 1995 LIBOR + .625% (2.85875%)                     1,677,000
USD         5,200,000  Republic of Indonesia Loan Agreement, dated June
                         14, 1995 LIBOR + .625%, (2.8125%)                     2,236,000
USD         3,900,000  Republic of Indonesia Loan Agreement, dated June
                         14, 1995 LIBOR + .625%, (2.925%)                      1,677,000
USD         3,800,000  Republic of Indonesia Loan Agreement, dated March
                         25, 1997 LIBOR + .625%, (2.8125%)                     1,900,000
USD         2,850,000  Republic of Indonesia Loan Agreement, dated March
                         25, 1997 LIBOR + .625%, (2.83125%)                    1,425,000
USD         2,850,000  Republic of Indonesia Loan Agreement, dated March
                         25, 1997 LIBOR + .625%, (2.925%)                      1,425,000
USD         5,320,000  Republic of Indonesia Loan Agreement, dated May
                         21, 1996 LIBOR + .625%, (2.8125%)                     2,633,400
USD         3,990,000  Republic of Indonesia Loan Agreement, dated May
                         21, 1996 LIBOR + .625%, (2.83125%)                    1,975,050

              See accompanying notes to the financial statements.              7

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       INDONESIA -- CONTINUED
USD         3,990,000  Republic of Indonesia Loan Agreement, dated May
                         21, 1996 LIBOR + .625%, (2.925%)                      1,975,250
                                                                           -------------
                                                                              19,314,046
                                                                           -------------
                       JAMAICA -- 0.0%
USD           173,861  Jamaica Refinancing Agreement Tranche B, LIBOR +
                         .8125%, (2.625%)                                        165,168
                                                                           -------------
                       MOROCCO -- 0.8%
USD         9,750,000  Morocco Restructuring and Consolidating Agreement
                         Tranche A, 6 mo. LIBOR + .8125%, (2.5625%)            8,799,375
                                                                           -------------
                       RUSSIA -- 3.7%
EUR         5,000,000  International Bank for Economic Cooperation Loan
                         Agreement*                                            3,588,774
DEM        15,000,000  International Bank for Economic Cooperation Loan
                         Agreement*                                            5,504,732
USD         5,000,000  International Investment Bank Loan Agreement*           3,712,500
DEM        14,789,560  Russia Foreign Trade Obligations*(b)                    5,279,336
ATS         9,298,112  Russia Foreign Trade Obligations*(b)                      471,761
USD        23,431,775  Russia Foreign Trade Obligations*(b)                   16,681,081
ITL     5,150,000,000  Russia Foreign Trade Obligations*(b)                    1,856,934
SEK        13,835,548  Russia Foreign Trade Obligations(b)*                    1,049,228
CHF         2,450,481  Russia Foreign Trade Obligations*(b)                    1,162,456
EUR         4,147,629  Russia Foreign Trade Obligations*(b)                    2,895,710
                                                                           -------------
                                                                              42,202,512
                                                                           -------------
                       YUGOSLAVIA -- 0.1%
USD         1,400,368  Yugoslavia New Financing Agreement Tranche A*             560,147
USD         1,499,573  Yugoslavia New Financing Agreement Tranche C*             599,828
                                                                           -------------
                                                                               1,159,975
                                                                           -------------

                       TOTAL LOAN ASSIGNMENTS (COST $94,679,825)             117,958,115
                                                                           -------------
                       LOAN PARTICIPATIONS -- 7.5%
                       ALGERIA -- 1.0%
JPY       200,000,000  Algeria Tranche 3 Loan Agreement, JPY Long Term
                         Prime +.8125% (2.35479%), (Participation with
                         Salomon)                                              1,416,944
JPY     1,345,263,159  Algeria Tranche S1, JPY Long Term Prime + .8125%,
                         (3.0125%), (Participation with Merrill Lynch)         9,445,718
                                                                           -------------
                                                                              10,862,662
                                                                           -------------

              See accompanying notes to the financial statements.
8

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       CAMEROON -- 0.0%
NLG         4,968,184  Cameroon Loan Agreement, (No Tranche specified, dated January 31, 1981), (Participation with
                         Salomon)*                                               243,205
                                                                           -------------
                       INDONESIA -- 0.4%
USD         1,669,868  Republic of Indonesia Loan Agreement, 6 mo. LIBOR
                         +.70%, (3.00%), (Participation with Deutsche
                         Bank)                                                 1,419,388
USD           480,000  Republic of Indonesia Loan Agreement, dated June
                         14, 1995 LIBOR + .625% (2.85875%),
                         (Participation with Salomon)                            206,400
USD           640,000  Republic of Indonesia Loan Agreement, dated June
                         14, 1995 LIBOR + .625%, (2.8125%),
                         (Participation with Salomon)                            275,000
USD           480,000  Republic of Indonesia Loan Agreement, dated June
                         14, 1995 LIBOR + .625%, (2.925%), (Participation
                         with Salomon)                                           206,400
USD           744,000  Republic of Indonesia Loan Agreement, dated March
                         25, 1997 LIBOR + .625%, (2.8125%),
                         (Participation with Salomon)                            372,000
USD           558,000  Republic of Indonesia Loan Agreement, dated March
                         25, 1997 LIBOR + .625%, (2.83125%),
                         (Participation with Salomon)                            279,000
USD           558,000  Republic of Indonesia Loan Agreement, dated March
                         25, 1997 LIBOR + .625%, (2.925%), (Participation
                         with Salomon)                                           279,000
USD           760,000  Republic of Indonesia Loan Agreement, dated May
                         21, 1996 LIBOR + .625%, (2.8125%),
                         (Participation with Salomon)                            376,200
USD           570,000  Republic of Indonesia Loan Agreement, dated May
                         21, 1996 LIBOR + .625%, (2.83125%),
                         (Participation with Salomon)                            282,150
USD           570,000  Republic of Indonesia Loan Agreement, dated May
                         21, 1996 LIBOR + .625%, (2.925%), (Participation
                         with Salomon)                                           282,150
                                                                           -------------
                                                                               3,977,688
                                                                           -------------
                       JAMAICA -- 0.1%
USD           281,250  Jamaica Refinancing Agreement Tranche B, LIBOR +
                         .8125% (7.5225%), (Participation with Chase
                         Manhattan Bank)                                         267,188
USD         1,406,250  Jamaica Refinancing Agreement Tranche B, LIBOR +
                         .8125%, (2.625%), (Participation with Salomon)        1,335,938
                                                                           -------------
                                                                               1,603,126
                                                                           -------------
                       RUSSIA -- 5.9%
DEM         3,500,000  International Bank for Economic Cooperation Loan
                         Agreement, (Participation with Salomon)*              1,284,438
USD         2,000,000  International Bank for Economic Cooperation Loan
                         Agreement, (Participation with UBS)*                  1,495,000
JPY       900,000,000  International Investment Bank Loan Agreement,
                         (Participation with Bank of America)*                 5,522,287

              See accompanying notes to the financial statements.              9

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       RUSSIA -- CONTINUED
DEM         7,500,000  International Investment Bank Loan Agreement,
                         (Participation with Mizuho)*                          2,867,518
EUR        11,671,592  Russia Paris Club Debt,
                         Variable Rate, (6.45%), (Participation with
                         Deutsche Bank)                                        7,068,109
EUR        16,985,125  Russia Paris Club Debt,
                         Variable Rate, (6.45%), (Participation with
                         Deutsche Bank)                                       10,534,084
EUR        12,000,000  Russia Paris Club Debt,
                         Variable Rate, (6.45%), (Participation with
                         Deutsche Bank)                                        7,266,987
EUR        49,314,603  Russia Paris Club Debt,
                         Variable Rate, (6.70%), (Participation with
                         Deutsche Bank)*                                      30,816,796
                                                                           -------------
                                                                              66,855,219
                                                                           -------------
                       YUGOSLAVIA -- 0.1%
USD         2,100,416  Yugoslavia New Financing Agreement Tranche B,
                         (Participation with Chase Manhattan Bank)*              840,166
USD           352,445  Yugoslavia New Financing Agreement Tranche C,
                         (Participation with Chase Manhatten Bank)*              140,978
                                                                           -------------
                                                                                 981,144
                                                                           -------------

                       TOTAL LOAN PARTICIPATIONS (COST $72,416,063)           84,523,044
                                                                           -------------
                       PROMISSORY NOTES -- 0.2%
                       KENYA -- 0.1%
GBP           672,890  Republic of Kenya Promissory Notes, 0.00%, due
                         1/30/03(b)                                              156,134
GBP           672,890  Republic of Kenya Promissory Notes, 0.00%, due
                         1/30/02                                                 156,134
GBP         1,856,250  Republic of Kenya Promissory Notes, 0.00%, due
                         7/30/01                                                 430,715
GBP         1,856,250  Republic of Kenya Promissory Notes, 0.00%, due
                         7/30/02                                                 430,715
                                                                           -------------
                                                                               1,173,698
                                                                           -------------
                       NIGERIA -- 0.1%
USD         3,000,000  Central Bank of Nigeria Promissory Notes Series
                         RC, 5.09%,
                         due 1/5/10*                                             780,000
                                                                           -------------

                       TOTAL PROMISSORY NOTES (COST $6,661,791)                1,953,698
                                                                           -------------

              See accompanying notes to the financial statements.
10

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

           SHARES      DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       MUTUAL FUND -- 3.7%
            1,613,460  GMO Alpha LIBOR Fund                                   41,401,372
                                                                           -------------

                       TOTAL MUTUAL FUND (COST $41,549,585)                   41,401,372
                                                                           -------------

          PRINCIPAL
           AMOUNT
        -------------
                       CALL OPTIONS PURCHASED -- 0.0%
                       OPTIONS ON BONDS -- 0.0%
USD        10,000,000  China, 6.8%, 5/23/11, Expires 11/12/02, Strike
                         99.50                                                        51
USD        30,000,000  Malaysia Global Bond, 7.5%, 2011, Expires
                         09/13/02, Strike 100.00                                      --
                                                                           -------------
                                                                                      51
                                                                           -------------

                       TOTAL CALL OPTIONS PURCHASED (COST $410,500)                   51
                                                                           -------------
                       PUT OPTIONS PURCHASED -- 0.5%
                       OPTIONS ON INTEREST RATE SWAPS -- 0.5%
USD        50,000,000  KRW Swaption, Expires 06/01/05, Strike 7.5              2,147,602
USD        75,000,000  KRW Swaption, Expires 06/07/05, Strike 7.42             3,167,526
                                                                           -------------
                                                                               5,315,128
                                                                           -------------

                       TOTAL PUT OPTIONS PURCHASED (COST $4,025,000)           5,315,128
                                                                           -------------

           SHARES
        -------------
                       RIGHTS AND WARRANTS -- 0.0%
                       MEXICO -- 0.0%
           33,077,000  Mexico Par Bond Series B Warrants, Expires
                         6/30/04**                                                49,615
           33,077,000  Mexico Par Bond Series C Warrants, Expires
                         6/30/05**                                                13,231
           33,077,000  Mexico Par Bond Series D Warrants, Expires
                         6/30/06**                                                13,231
               29,000  United Mexican States Recovery Warrants Odd Lot,
                         Expires 6/30/03**                                            73
          192,813,000  United Mexican States Warrants, Expires 6/30/03**         482,032
                                                                           -------------
                                                                                 558,182
                                                                           -------------

              See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

           SHARES/
        PAR VALUE ($)  DESCRIPTION                                           VALUE ($)
----------------------------------------------------------------------------------------
                       NIGERIA -- 0.0%
               45,224  Central Bank of Nigeria Payment Adjusted Warrants,
                         Expires 11/15/20**                                           --
                                                                           -------------
                       URUGUAY -- 0.0%
            4,000,000  Banco Central Del Uruguay Warrants, Expires
                         1/2/21**                                                     --
                                                                           -------------
                       VENEZUELA -- 0.0%
              164,215  Republic of Venezuela Bond Warrants, Expires
                         4/18/20**                                                    --
              277,160  Republic of Venezuela Recovery Warrants, Expires
                         4/15/20**                                                    --
                                                                           -------------
                                                                                      --
                                                                           -------------

                       TOTAL RIGHTS AND WARRANTS (COST $20,880)                  558,182
                                                                           -------------
                       SHORT-TERM INVESTMENTS -- 0.3%
                       COMMERCIAL PAPER -- 0.3%
USD         3,372,000  Insured Asset Funding, 144A, 1.95%, due 9/03/02         3,371,452
                                                                           -------------

                       TOTAL SHORT-TERM INVESTMENTS (COST $3,371,452)          3,371,452
                                                                           -------------
                       TOTAL INVESTMENTS -- 99.9%
                       (Cost $1,191,010,949)                               1,127,214,502

                       Other Assets and Liabilities (net) -- 0.1%              1,607,178
                                                                           -------------
                       TOTAL NET ASSETS -- 100.0%                          $1,128,821,680
                                                                           =============

              See accompanying notes to the financial statements.
12

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

DCB - Debt Conversion Bond

EMTN - Euromarket Medium Term Note

FLIRB - Front Loaded Interest Reduction Bond

PDI - Past Due Interest

PIK - Payment In Kind

Variable and step up rates - The rates shown on variable and step up rate notes are the current interest rates at August
  31, 2002, which are subject to change based on the terms of the security, including varying reset dates.

CURRENCY ABBREVIATIONS:
ARS - Argentine Peso
ATS - Austrian Schilling
CHF - Swiss Franc
DEM - German Mark
EUR - Euro
FRF - French Franc
GBP - British Pound
HKD - Hong Kong Dollar
ITL - Italian Lira
JPY - Japanese Yen
KRW - South Korean Won
NLG - Netherlands Guilder
RUB - Russian Ruble
SEK - Swedish Krona
USD - United States Dollar

(a)  Security is in default.

(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(c) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 6).

(d) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 6).

*    Non-performing. Borrower not currently paying interest.

**   Non-income producing security.

              See accompanying notes to the financial statements.             13

                 (THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.)

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $1,191,010,949) (Note 1)       $1,127,214,502
   Cash                                                                1,006
   Receivable for investments sold                                10,092,791
   Receivable for Fund shares sold                                    22,581
   Interest receivable                                            17,674,034
   Receivable for open forward foreign currency contracts
    (Notes 1 and 6)                                                   20,226
   Receivable for variation margin on open futures contracts
    (Notes 1 and 6)                                                  201,118
   Net receivable for open swap contracts (Notes 1 and 6)         23,074,826
                                                              --------------
      Total assets                                             1,178,301,084
                                                              --------------

LIABILITIES:
   Payable for investments purchased                               9,635,641
   Payable for Fund shares repurchased                                   900
   Payable to affiliate for (Note 2):
      Management fee                                                 323,062
      Shareholder service fee                                        118,402
   Payable for open forward foreign currency contracts
    (Notes 1 and 6)                                                  859,949
   Payable for reverse repurchase agreements (Notes 1 and 6)      38,200,378
   Accrued expenses                                                  341,072
                                                              --------------
      Total liabilities                                           49,479,404
                                                              --------------
NET ASSETS                                                    $1,128,821,680
                                                              ==============
NET ASSETS CONSIST OF:
   Paid-in capital                                            $1,149,249,397
   Accumulated undistributed net investment income                20,570,147
   Accumulated net realized gain                                   3,715,065
   Net unrealized depreciation                                   (44,712,929)
                                                              --------------
                                                              $1,128,821,680
                                                              ==============
NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $  632,610,753
                                                              ==============
   Class IV shares                                            $  496,210,927
                                                              ==============
SHARES OUTSTANDING:
   Class III                                                      70,936,579
                                                              ==============
   Class IV                                                       55,619,139
                                                              ==============
NET ASSET VALUE PER SHARE:
   Class III                                                  $         8.92
                                                              ==============
   Class IV                                                   $         8.92
                                                              ==============

              See accompanying notes to the financial statements.             15

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $ 53,630,983
   Dividends from investment company shares                        239,836
                                                              ------------
         Total income                                           53,870,819
                                                              ------------
EXPENSES:
   Management fee (Note 2)                                       1,901,910
   Interest expense (Notes 1 and 6)                                561,101
   Custodian fees                                                  291,548
   Audit fees                                                       41,032
   Legal fees                                                       19,980
   Transfer agent fees                                              17,664
   Trustees fees (Note 2)                                           13,140
   Registration fees                                                 1,748
   Miscellaneous                                                     8,832
   Fees reimbursed by Manager (Note 2)                             (60,430)
                                                              ------------
                                                                 2,796,525
   Shareholder service fee (Note 2) - Class III                    456,143
   Shareholder service fee (Note 2) - Class IV                     242,379
                                                              ------------
      Net expenses                                               3,495,047
                                                              ------------
         Net investment income                                  50,375,772
                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                               27,460,425
      Realized gains distributions from investment company
      shares                                                       124,651
      Closed futures contracts                                     (37,283)
      Closed swap contracts                                        475,339
      Written options                                              911,250
      Foreign currency, forward contracts and foreign
      currency related transactions                            (10,983,067)
                                                              ------------

         Net realized gain                                      17,951,315
                                                              ------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                              (87,870,044)
      Open futures contracts                                       (90,400)
      Open swap contracts                                       10,881,475
      Written options                                             (768,963)
      Foreign currency, forward contracts and foreign
      currency related transactions                             (3,012,451)
                                                              ------------

         Net unrealized loss                                   (80,860,383)
                                                              ------------

      Net realized and unrealized loss                         (62,909,068)
                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(12,533,296)
                                                              ============

16            See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $   50,375,772    $  110,823,631
   Net realized gain                                          17,951,315        49,361,236
   Change in net unrealized appreciation (depreciation)      (80,860,383)        7,066,008
                                                          --------------    --------------

   Net increase (decrease) in net assets from
    operations                                               (12,533,296)      167,250,875
                                                          --------------    --------------

Distributions to shareholders from:
   Net investment income
      Class III                                              (10,550,493)      (58,047,624)
      Class IV                                                (8,039,854)      (65,295,506)
                                                          --------------    --------------
      Total distributions from net investment income         (18,590,347)     (123,343,130)
                                                          --------------    --------------

   Net realized gains
      Class III                                               (5,510,448)               --
      Class IV                                                (4,172,583)               --
                                                          --------------    --------------
      Total distributions from net realized gains             (9,683,031)               --
                                                          --------------    --------------

                                                             (28,273,378)     (123,343,130)
                                                          --------------    --------------
   Net share transactions: (Note 5)
      Class III                                               85,495,223       115,721,050
      Class IV                                                24,059,654      (109,470,121)
                                                          --------------    --------------
   Increase in net assets resulting from net share
    transactions                                             109,554,877         6,250,929
                                                          --------------    --------------

      Total increase in net assets                            68,748,203        50,158,674
NET ASSETS:
   Beginning of period                                     1,060,073,477     1,009,914,803
                                                          --------------    --------------
   End of period (including accumulated undistributed
    net investment income of $20,570,147 and
    overdistributed net investment income of
    $11,215,278, respectively)                            $1,128,821,680    $1,060,073,477
                                                          ==============    ==============

              See accompanying notes to the financial statements.             17

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ---------------------------------------------------------------
                                            (UNAUDITED)        2002        2001(B)       2000         1999         1998
                                          ----------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.30       $   8.96     $   8.74     $   6.89     $  11.64     $  14.09
                                              --------       --------     --------     --------     --------     --------

Income from investment operations:
   Net investment income                          0.43+          1.01+        1.13+        0.84+        0.92+        1.13+
   Net realized and unrealized gain
     (loss)                                      (0.57)          0.52         0.41         2.20        (4.41)        1.51
                                              --------       --------     --------     --------     --------     --------

      Total from investment operations           (0.14)          1.53         1.54         3.04        (3.49)        2.64
                                              --------       --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                    (0.16)         (1.19)       (1.32)       (1.07)       (0.23)       (0.84)
   From net realized gains                       (0.08)            --           --        (0.12)       (1.03)       (4.25)
                                              --------       --------     --------     --------     --------     --------

      Total distributions                        (0.24)         (1.19)       (1.32)       (1.19)       (1.26)       (5.09)
                                              --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                $   8.92       $   9.30     $   8.96     $   8.74     $   6.89     $  11.64
                                              ========       ========     ========     ========     ========     ========
TOTAL RETURN(a)                                  (1.43)%*       18.53%       18.78%       46.81%      (32.94)%      22.27%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $632,611       $570,459     $430,003     $378,593     $450,336     $460,387
   Net operating expenses to average
     daily net assets                             0.57%(f)++      0.57%(f)      0.56%      0.56%        0.56%        0.53%
   Interest expense to average daily net
     assets                                       0.10%(d)++      0.14%(d)        --         --           --           --
   Total net expenses to average daily
     net assets                                   0.67%++        0.71%        0.56%        0.56%        0.56%        0.53%
   Net investment income to average
     daily net assets                             9.26%++       11.17%       12.57%       10.82%       10.99%        8.62%
   Portfolio turnover rate                          43%           130%         139%         123%         272%         255%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.01%++        0.02%        0.03%        0.03%        0.18%        0.19%
   Purchase and redemption fees
     consisted of the following per
     share amounts:(c)                            --(e)          --(e)    $   0.01          N/A          N/A    N/A

18            See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS -- (CONTINUED)
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

+    Computed using average shares outstanding throughout the period.
++   Annualized.
*    Not annualized.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
(b) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities.The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 13.06% to 12.57%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(c) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.
(d) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(e)  Purchase and redemption fees were less than $0.01 per share.
(f) Net expenses exclude expenses incurred indirectly through investment in GMO Alpha LIBOR Fund. See Note 2.

              See accompanying notes to the financial statements.             19

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                      YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   ------------------------------------------------------------------
                                            (UNAUDITED)        2002        2001(B)       2000         1999          1998**
                                          ----------------  -----------  -----------  -----------  -----------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.29       $   8.95     $   8.74     $   6.90     $  11.63       $  10.99
                                              --------       --------     --------     --------     --------       --------

Income from investment operations:
   Net investment income                          0.43+          1.01+        1.14+        0.84+        0.91+          0.10+
   Net realized and unrealized gain
     (loss)                                      (0.56)          0.52         0.40         2.20        (4.37)          0.54
                                              --------       --------     --------     --------     --------       --------

      Total from investment operations           (0.13)          1.53         1.54         3.04        (3.46)          0.64
                                              --------       --------     --------     --------     --------       --------

Less distributions to shareholders:
   From net investment income                    (0.16)         (1.19)       (1.33)       (1.08)       (0.24)            --
   From net realized gains                       (0.08)            --           --        (0.12)       (1.03)            --
                                              --------       --------     --------     --------     --------       --------

      Total distributions                        (0.24)         (1.19)       (1.33)       (1.20)       (1.27)          0.00
                                              --------       --------     --------     --------     --------       --------
NET ASSET VALUE, END OF PERIOD                $   8.92       $   9.29     $   8.95     $   8.74     $   6.90       $  11.63
                                              ========       ========     ========     ========     ========       ========
TOTAL RETURN(a)                                  (1.32)%++      18.60%       18.71%       47.00%      (32.82)%         5.82%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $496,211       $489,615     $579,912     $545,869     $323,285       $310,580
   Net operating expenses to average
     daily net assets                             0.51%(f)*      0.52%(f)      0.51%       0.51%        0.51%          0.50%*
   Interest expense to average daily net
     assets                                       0.10%(d)*      0.14%(d)        --          --           --             --
   Total net expenses to average daily
     net assets                                   0.61%*         0.66%        0.51%        0.51%        0.51%          0.50%*
   Net investment income to average
     daily net assets                             9.29%*        11.22%       12.62%       10.87%       10.87%          7.17%*
   Portfolio turnover rate                          43%           130%         139%         123%         272%           255%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                      0.01%*         0.02%        0.03%        0.03%        0.18%          0.19%*
   Purchase and redemption fees
     consisted of the following per
     share amounts:(c)                            --(e)          --(e)    $   0.01          N/A          N/A    N/A

20            See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS -- (CONTINUED)
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

*    Annualized.
**   Period from January 9, 1998 (commencement of operations ) to February
     28, 1998.
+    Computed using average shares outstanding throughout the period.
++   Not annualized.
(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees.
(b) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 13.11% to 12.62%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(c) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(d) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(e)  Purchase and redemption fees were less than $0.01 per share.
(f) Net expenses exclude expenses incurred indirectly through invesment in GMO Alpha LIBOR Fund. See Note 2.

              See accompanying notes to the financial statements.             21

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Emerging Country Debt Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks to earn high total return through investment in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe. The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global.

      Throughout the six months ended August 31, 2002, the Fund had two classes of shares outstanding: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

      At August 31, 2002, 3.7% of the Fund was invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. GMO Alpha LIBOR Fund invests primarily in relatively high quality, low volatility fixed income instruments. The financial statements of the GMO Alpha LIBOR Fund should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other GMO Funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund, or underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 2002.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2002.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2002, the Fund had no open written options contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. See the Schedule of Investments for all open purchased option contracts as of August 31, 2002.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. See Note 6 for a summary of open swap agreements as of August 31, 2002.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. At August 31, 2002, the Fund had entered into reverse repurchase agreements having a market value of $38,200,378, collateralized by securities with a market value of $39,432,233. See Note 6 for a summary of open reverse repurchase agreements as of August 31, 2002.

      DELAYED DELIVERY COMMITMENTS
      The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2002, the Fund had no securities on loan.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earinings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on an accrual basis, and is adjusted for the amortization of premium and discounts. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      The premium on cash purchases of Fund shares is .50% of the amount invested. In the case of cash redemptions, the fee is .25% of the amount redeemed. If the Manager determines that any portion of

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      a cash purchase is offset by a corresponding cash redemption occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is substantially underweighted/overweighted in cash so that a purchase or redemption will not require a securities transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital. For the six months ended August 31, 2002 and the year ended February 28, 2002, the Fund received $509,609 and $142,331 in purchase premiums and $45,170 and $365,848 in redemption fees, respectively. There is no premium for reinvested distributions.

      INVESTMENT RISK
      Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in the Fund's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

      GMO Emerging Country Debt Fund owns loans and bonds representing significant exposure to the risk of default in many countries, but has the most sizeable of such positions relating to Russia and Brazil. The Fund's financial position would be substantially adversely affected in the case of a default by either of these countries on obligations held by the Fund, or on obligations issued by those countries generally. The Fund has purchased default protection in the form of credit default swap agreements with respect to both countries, which may offset some of the losses that the Fund might experience in the case of a default on bonds issued by such countries. However, it is important to note that (i) such protection would not cover losses due to defaults on loan instruments, (ii) such protection will generally not be sufficient to cover all of the Fund's losses in the case of default, and (iii) due to the privately negotiated nature of such instruments, under some circumstances, the protection offered by such instruments may not be realized, despite that the Fund incurs substantial losses due to weakening of the credit or virtual default by the countries.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .35% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
      service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .10% for Class IV shares.

      Effective June 30, 2002, the Manager will no longer reimburse any Fund fees or expenses. Prior to June 30, 2002, GMO had an agreement to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, custody fees and the following expenses: fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed the management fee. The Fund incurs fees and operating expenses indirectly through its investment in the GMO Alpha LIBOR Fund. For the six months ended
      August 31, 2002, indirect operating expenses (excluding shareholder service fees and fund expenses) rounded to less than 0.001% of the Fund's average daily net assets, and indirect investment expenses incurred by the Fund were 0.001% of the Fund's average daily net assets.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002, was $13,140. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, aggregated $523,833,116 and $480,209,927, respectively.

      At August 31, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
         $1,191,010,949    $101,264,015     $(165,060,462)    $(63,796,447)

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 32.5% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's shares outstanding. Investment activities of these shareholders may have a material effect on the Fund.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                            Six Months Ended
                                                            August 31, 2002              Year Ended
                                                              (Unaudited)             February 28, 2002
                                                        ------------------------  -------------------------
                                                          Shares       Amount       Shares        Amount
         Class III:                                     ----------  ------------  -----------  ------------
         Shares sold                                    15,840,188  $144,272,152   18,610,565  $166,106,864
         Shares issued to shareholders in reinvestment
           of distributions                              1,579,040    13,643,483    5,226,345    44,398,759
         Shares repurchased                             (7,844,295)  (72,420,412) (10,466,626)  (94,784,573)
                                                        ----------  ------------  -----------  ------------
         Net increase                                    9,574,933  $ 85,495,223   13,370,284  $115,721,050
                                                        ==========  ============  ===========  ============

                                                            Six Months Ended
                                                            August 31, 2002               Year Ended
                                                              (Unaudited)             February 28, 2002
                                                        ------------------------  --------------------------
                                                          Shares       Amount       Shares        Amount
         Class IV:                                      ----------  ------------  -----------  -------------
         Shares sold                                     5,134,685  $ 46,014,362    3,577,633  $  31,523,144
         Shares issued to shareholders in reinvestment
           of distributions                              1,381,389    11,935,198    7,423,129     63,116,014
         Shares repurchased                             (3,581,494)  (33,889,906) (23,086,937)  (204,109,279)
                                                        ----------  ------------  -----------  -------------
         Net increase (decrease)                         2,934,580  $ 24,059,654  (12,086,175) $(109,470,121)
                                                        ==========  ============  ===========  =============

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:

      FORWARD CURRENCY CONTRACTS

         Settlement                                              Appreciation
            Date     Deliver  Units of Currency      Value      (Depreciation)
         ----------  -------  -----------------  -------------  --------------

           Sales
          10/29/02   CHF             2,800,000   $  1,869,284     $  (7,061)
          10/22/02   EUR            69,900,000     68,391,908      (211,448)
          10/15/02   GBP             1,500,000      2,313,982       (25,522)
           5/27/03   HKD           194,972,500     24,996,314         3,686
          12/16/02   HKD           194,852,000     24,983,460        16,540
           9/10/02   JPY         6,100,000,000     51,477,068      (499,724)
          12/10/02   KRW         5,061,875,000      4,178,694      (116,194)
                                                                  ---------
                                                                  $(839,723)
                                                                  =========

      FUTURES CONTRACTS

         Number of                                                                     Contract     Appreciation
         Contracts                      Type                        Expiration Date      Value     (Depreciation)
         ---------  ---------------------------------------------  -----------------  -----------  --------------

           Buys
                1   Japanese Government Bond 10 Yr.                  September 2002   $1,191,751     $    (344)
                7   U.S. Treasury Note 10 Yr.                         December 2002      782,469         4,444
                                                                                                     ---------
                                                                                                     $   4,100
                                                                                                     =========

           Sales
                6   Japanese Government Bond 10 Yr.                  September 2002   $7,150,508     $(171,858)
                1   Japanese Government Bond 10 Yr.                   December 2002    1,185,173           331
                                                                                                     ---------
                                                                                                     $(171,527)
                                                                                                     =========

      At August 31, 2002, the Fund had sufficient cash and/or securities to cover margin requirements of the relevant broker or exchange.

32
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GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      WRITTEN OPTION TRANSACTIONS

                                                                   Puts                         Calls
                                                        --------------------------  ------------------------------
                                                        Principal Amount            Principal Amount
                                                          of Contracts                of Contracts
                                                        (000's omitted)   Premiums  (000's omitted)     Premiums
                                                        ----------------  --------  ----------------  ------------
         Outstanding, beginning of period                          --       $ --            27,000     $ 911,250
         Options written                                           --         --
         Options closed                                            --         --                --            --
         Options exercised                                         --         --
         Options expired                                                                   (27,000)     (911,250)
         Options sold                                              --         --
                                                           ----------       ----      ------------     ---------
         Outstanding, end of period                                --       $ --                --     $      --
                                                           ==========       ====      ============     =========

      REVERSE REPURCHASE AGREEMENTS

         Face Value                         Description                        Market Value
         -----------  -------------------------------------------------------  ------------
                      J.P Morgan Chase & Co., 0.45%, dated 7/23/02, to be
                      repurchased on 9/3/02 at face value plus accrued
         $31,887,633  interest.                                                $ 31,887,633
                      J.P Morgan Chase & Co., 0.40%, dated 8/15/02, to be
                      repurchased on 9/1/02 at face value plus accrued
           4,325,801  interest.                                                   4,325,801
                      J.P Morgan Chase & Co., 0.00%, dated 7/11/02, to be
                      repurchased on 9/1/02 at face value plus accrued
           1,986,944  interest.                                                   1,986,944
                                                                               ------------
                                                                               $ 38,200,378
                                                                               ============

         Average balance outstanding                                   $78,116,150
         Average interest rate                                                1.30%
         Maximum balance outstanding                                   $124,075,330
         Average shares outstanding                                    117,824,207
         Average balance per share outstanding                         $       .66

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

                                                                                         Net Unrealized
                              Expiration                                                  Appreciation
           Notional Amount       Date                      Description                   (Depreciation)
         -------------------  ----------  ---------------------------------------------  --------------

         CREDIT DEFAULT SWAPS
             5,000,000   USD    4/18/03   Agreement with Deutsche Bank AG dated           $   (45,725)
                                          04/12/01 to pay 2.75% per year times the
                                          notional amount. The fund receives payment
                                          only upon a default event in the Philippines,
                                          the notional amount times the difference
                                          between the par value and the then-market
                                          value of Republic of the Philippines, 8.875%
                                          due 04/15/08.

             5,000,000   USD    4/21/03   Agreement with UBS AG, dated 10/16/01 to pay        435,352
                                          7.30% per year times the notional amount. The
                                          Fund receives payment only upon a default
                                          event, the notional amount times the
                                          difference between the par value and the
                                          then-market value of the Republic of Brazil,
                                          11.625% due 4/15/04.

            15,000,000   USD    6/20/03   Agreement with Goldman Sachs International          684,311
                                          dated 1/14/99 to receive 11.60% per year
                                          times the notional amount. The Fund pays only
                                          upon a default event in Colombia, the
                                          notional amount times the difference between
                                          the par value and the then-market value of
                                          Republic of Colombia, 7.625% due 2/15/07.

             7,500,000   USD    7/23/03   Agreement with Goldman Sachs International           85,602
                                          dated 7/18/01 to pay 4.80% per year times the
                                          notional amount. The fund receives payment
                                          only upon a default event in Colombia, the
                                          notional amount times the difference between
                                          the par value and the then-market value of
                                          Republic of Colombia, 9.75% due 4/23/09.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                         Net Unrealized
                              Expiration                                                 Appreciation
          Notional Amount       Date                      Description                    (Depreciation)
         -------------------  ----------  ---------------------------------------------  --------------
             5,000,000   USD   10/16/03   Agreement with Deutsche Bank AG dated           $   (58,961)
                                          10/11/00 to pay 2.83% per year times the
                                          notional amount. The Fund receives payment
                                          only upon a default event in the Philippines,
                                          the notional amount times the difference
                                          between the par value and the then-market
                                          value of Republic of Philippines, 8.875% due
                                          4/15/08.

             5,000,000   USD    4/13/04   Agreement with Goldman Sachs International         (130,764)
                                          dated 4/04/01 to pay 11.50% per year times
                                          the notional amount. The fund receives
                                          payment only upon a default event in Turkey,
                                          the notional amount times the difference
                                          between the par value and the then-market
                                          value of Republic of Turkey, 11.50% due
                                          6/15/10.

             8,000,000   USD    4/15/04   Agreement with Morgan Guaranty Trust Company      1,905,453
                                          dated 3/13/02 to pay 5.75% per year times the
                                          notional amount. The fund receives payment
                                          only upon a default event in Brazil, the
                                          notional amount times the difference between
                                          the par value and the then-market value of
                                          the Federative Republic of Brazil, 8.00% due
                                          4/15/14

             5,000,000   USD    4/15/04   Agreement with Bank of America N.A. dated         1,036,600
                                          11/28/01 to pay 7.95% per year times the
                                          notional amount. The Fund receives payment
                                          only upon a default event, the notional
                                          amount times the difference between the par
                                          value and the then-market value of the
                                          Republic of Brazil, 8.00% due 4/15/14.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                         Net Unrealized
                              Expiration                                                 Appreciation
          Notional Amount       Date                      Description                    (Depreciation)
         -------------------  ----------  ---------------------------------------------  --------------
             5,000,000   USD    6/18/05   Agreement with Deutsche Bank AG dated           $   103,239
                                          06/18/02 to pay 2.35% per year times the
                                          notional amount. The fund receives payment
                                          only upon a default event in the Philippines,
                                          the notional amount times the difference
                                          between the par value and the then-market
                                          value of Republic of the Philippines, 8.875%
                                          due 04/15/08.

            12,000,000   USD    7/15/05   Agreement with BNP Paribas dated 7/10/02 to         759,087
                                          pay 10.00% per year times the notional
                                          amount. The fund receives payment only upon a
                                          default event, the notional amount times the
                                          difference between the par value and the
                                          then-market value of Banco Latinoamericano de
                                          Exportaciones, S.A., 7.71% due 9/22/05.

             7,000,000   USD     8/5/05   Agreement with Deutsche Bank to pay 3.35% per        23,885
                                          year times the notional amount. The fund
                                          receives payment only upon a default event in
                                          the Philippines, the notional amount times
                                          the difference between the par value and the
                                          then-market value of Republic of Philippines,
                                          8.875%, 4/15/08.

            15,000,000   USD     4/3/06   Agreement Morgan Guaranty Trust Company dated       118,685
                                          3/29/01 to pay 0.25% per year times the
                                          notional amount. The fund receives payment
                                          only upon a default event, the notional
                                          amount times the difference between the par
                                          value and the then-market value of any series
                                          of Banco Santander Senior Bonds or Loans.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                         Net Unrealized
                              Expiration                                                 Appreciation
          Notional Amount       Date                      Description                    (Depreciation)
         -------------------  ----------  ---------------------------------------------  --------------
            15,000,000   USD     4/6/06   Agreement with Morgan Guaranty Trust Company    $   114,960
                                          dated 04/03/01 to pay 0.26% per year times
                                          the notional amount. The Fund receives
                                          payment only upon a default event, the
                                          notional amount times the difference between
                                          and the par value and the then-market value
                                          of any series of Banco Santander Senior Bonds
                                          or Loans.

            30,000,000   USD    4/10/06   Agreement with Morgan Guaranty Trust Company        217,480
                                          dated 4/05/01 to pay 0.275% per year times
                                          the notional amount. The fund receives
                                          payment only upon a default event, the
                                          notional amount times the difference between
                                          the par value and the then-market value of
                                          any series of Banco Santander Senior Bonds or
                                          Loans.

            10,000,000   USD    4/10/06   Agreement with Morgan Guaranty Trust Company         76,941
                                          dated 4/04/01 to pay 0.26% per year times the
                                          notional amount. The fund receives payment
                                          only upon a default event, the notional
                                          amount times the difference between the par
                                          value and the then-market value of any series
                                          of Banco Santander Bonds or Loans.

            25,000,000   USD     5/1/06   Agreement with Morgan Guaranty Trust Company         38,689
                                          dated 4/25/01 to pay 0.27% per year times the
                                          notional amount. The fund receives payment
                                          only upon a default event, the notional
                                          amount times the difference between the par
                                          value and the then-market value of Banco
                                          Bilbao y Vizcaya Senior Bonds or Loans.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                         Net Unrealized
                              Expiration                                                 Appreciation
          Notional Amount       Date                      Description                    (Depreciation)
         -------------------  ----------  ---------------------------------------------  --------------
            15,000,000   USD     6/8/06   Agreement with Morgan Guaranty Trust Company    $  (180,885)
                                          dated 6/05/01 to receive 2.95% per year times
                                          the notional amount. The fund makes payment
                                          only upon a default event in Mexico, the
                                          notional amount times the difference between
                                          the par value and the then-market value of
                                          United Mexican States, 8.375% due 1/14/11.

            20,000,000   USD     8/9/06   Agreement with JPMorgan Chase Bank dated             65,001
                                          8/6/02 to pay 0.420% per year times the
                                          notional amount. The fund makes a payment
                                          only upon a default event, the notional
                                          amount times the difference between the par
                                          value and the then-market value of Banco
                                          Bilbao Vizcaya Argentaria SA, 5% due 6/24/08.

            10,000,000   USD    2/18/07   Agreement with Morgan Guaranty Trust Company        288,691
                                          dated 2/13/02 to pay 4.6% per year times the
                                          notional amount. The Fund receives payment
                                          only upon a default event in Russia, the
                                          notional amount times the difference between
                                          the par value and the then-market value of
                                          Russia Eurobond, 5.0% due 3/31/30.

            10,000,000   USD    2/26/07   Agreement Salomon Brothers International             30,700
                                          Limited dated 2/21/02 to pay 2.15% per year
                                          times the notional amount. The fund receives
                                          payment only upon a default event in South
                                          Africa, the notional amount times the
                                          difference between the par value and the
                                          then-market value of the Republic of the
                                          Philippines, 9.125% due 05/19/09.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                         Net Unrealized
                              Expiration                                                 Appreciation
          Notional Amount       Date                      Description                    (Depreciation)
         -------------------  ----------  ---------------------------------------------  --------------
            10,000,000   USD    6/27/07   Agreement with JPMorgan Chase Bank dated        $    35,127
                                          06/24/02 to pay 0.330% per quarter times the
                                          notional amount. The fund receives payment
                                          only upon a default event, the notional
                                          amount times the difference between the par
                                          value and the then-market value of Banco
                                          Bilbao Vizcaya of Spain.

            10,000,000   USD     7/2/07   Agreement with Citibank N.A. dated 6/27/02 to        89,100
                                          pay 0.640% per year times the notional
                                          amount. The fund receives payment only upon a
                                          default event in China, the notional amount
                                          times the difference between the par value
                                          and the then-market value of the Bank of
                                          China.

             3,000,000   USD     7/2/07   Agreement with Deutsche Bank AG dated 6/27/02        26,694
                                          to pay 0.640% per year times the notional
                                          amount. The fund receives payment only upon a
                                          default event in China, the notional amount
                                          times the difference between the par value
                                          and the then-market value of the Bank of
                                          China, 8.25% due 03/15/14.

             5,000,000   USD    7/30/12   Agreement with JPMorgan Chase Bank dated            (45,120)
                                          7/25/02 to receive 3.05% per year times the
                                          notional amount. The fund receives payment
                                          only upon a default event in Chile, the
                                          notional amount times the difference between
                                          the par value and the then-market value of
                                          Republic of Chile, 7.125%, due 1/11/12.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                         Net Unrealized
                              Expiration                                                 Appreciation
          Notional Amount       Date                      Description                    (Depreciation)
         -------------------  ----------  ---------------------------------------------  --------------
            10,000,000   USD    8/12/12   Agreement with JPMorgan Chase Bank dated        $   300,892
                                          8/7/02 to receive 4.42% per year times the
                                          notional amount. The fund only pays upon a
                                          default event in Mexico, the notional amount
                                          times the difference between the par value
                                          and the then-market value of United Mexican
                                          States, 7.5%, due 1/14/12.

                                      INTEREST RATE SWAPS
         1,000,000,000   HKD    4/03/03   Agreement with Morgan Guaranty Trust Company     (3,978,738)
                                          dated 3/30/00 to pay the notional amount
                                          multiplied by 7.12% and to receive the
                                          notional amount multiplied by the 3 month
                                          Floating Rate Hong Kong HIBOR adjusted by a
                                          specified spread.

           129,500,000   USD    4/03/03   Agreement with Morgan Guaranty Trust Company      4,087,031
                                          dated 3/30/00 to receive the notional amount
                                          multiplied by 7.23% and to pay the notional
                                          amount multiplied by the 3 month LIBOR
                                          adjusted by a specified spread.

         1,000,000,000   HKD    8/09/04   Agreement with Morgan Guaranty Trust Company     (5,699,750)
                                          dated 8/03/01 to pay the notional amount
                                          multiplied by 4.75% and to receive the
                                          notional amount multiplied by 3 month
                                          Floating Rate Hong Kong HIBOR adjusted by a
                                          specified spread.

           130,600,000   USD    8/09/04   Agreement with Morgan Guaranty Trust Company      5,906,675
                                          dated 8/03/01 to receive the notional amount
                                          multiplied by 4.835% and to pay the notional
                                          amount multiplied by the 3 month LIBOR
                                          adjusted by a specified spread.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS -- CONTINUED

                                                                                         Net Unrealized
                              Expiration                                                 Appreciation
          Notional Amount       Date                      Description                    (Depreciation)
         -------------------  ----------  ---------------------------------------------  --------------
            15,000,000   EUR    2/22/07   Agreement with UBS AG dated 2/18/00 to pay      $  (950,516)
                                          the notional amount multiplied by 5.76% and
                                          to receive the notional amount multiplied by
                                          the 6 month EURIBOR.

            26,000,000   USD    3/31/10   Agreement with UBS AG dated 3/29/00 to            5,286,037
                                          receive the notional amount multiplied by
                                          7.406% and to pay the notional amount
                                          multiplied by the 3 month LIBOR adjusted by a
                                          specified spread.

            35,000,000   USD    9/13/10   Agreement with Bear Stearns Bank Plc dated        6,300,571
                                          9/08/00 to receive the notional amount
                                          multiplied by 7.01% and to pay the notional
                                          amount multiplied by the 3 month LIBOR
                                          adjusted by a specified spread.

            20,000,000   USD    1/24/11   Agreement with UBS AG dated 1/22/01 to            2,388,017
                                          receive the notional amount multiplied by
                                          6.12% and to pay the notional amount
                                          multiplied by the 3 month LIBOR adjusted by a
                                          specified spread.

            30,000,000   USD    1/25/11   Agreement with Bear Stearns Bank Plc dated        3,760,465
                                          1/23/01 to receive the notional amount
                                          multiplied by 6.201% and to pay the notional
                                          amount multiplied by the 3 month LIBOR
                                          adjusted by a specified spread.
                                                                                          -----------
                                                                                          $23,074,826
                                                                                          ===========

      See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2002

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               COMMON STOCKS -- 88.1%
               ARGENTINA -- 0.8%
       41,500  Perez Companc SA ADR*                                         207,500
       16,700  Siderca SAIC ADR                                              313,960
                                                                        ------------
                                                                             521,460
                                                                        ------------
               BRAZIL -- 2.8%
      174,443  Cia Saneamento Basico SAO PA                                    4,893
   42,338,000  Companhia Siderurgica Nacional SA                             565,158
   45,443,000  Electrobras                                                   334,008
       26,500  Petroleo Brasileiro SA (Petrobras) ADR                        422,675
       40,023  Souza Cruz (Registered)                                       195,234
   11,049,000  Tele Norte Leste Participacoes SA                              74,109
       15,000  Vale Do Rio Doce                                              370,798
                                                                        ------------
                                                                           1,966,875
                                                                        ------------
               CHINA -- 6.0%
    2,214,000  Brilliance China Automotive Holdings Ltd                      309,394
      280,000  China Everbright Ltd                                          106,796
      278,000  China Mobile Ltd*                                             769,851
        9,600  China Mobile Ltd ADR*                                         132,960
      546,000  China Petroleum & Chemical Corp                                83,301
       88,000  China Resources Enterprise                                    100,411
      294,000  China Southern Airlines Co Ltd                                 88,578
      462,000  China Unicom*                                                 340,579
       34,000  China Unicom ADR*                                             249,900
      262,000  CNOOC Ltd                                                     364,451
        7,500  CNOOC Ltd ADR                                                 212,250
      338,000  Cosco Pacific Ltd                                             231,835
      526,000  Founder Holdings Ltd*                                          53,275
    3,194,000  Guangdong Investments Ltd*                                    294,833
        3,600  Huaneng Power International Inc ADR                           108,000
       88,000  Huaneng Power International Inc Class H                        66,565
    1,460,000  PetroChina Co Ltd                                             297,617
      368,000  Shandong International Power Development Co Ltd                83,508
      102,000  Tsingtao Brewing Co Ltd                                        44,789
      190,000  Yanzhou Coal Mining Co Ltd                                     66,379
      212,000  Zhejiang Southeast Electric Power Co-B                        153,064
                                                                        ------------
                                                                           4,158,336
                                                                        ------------

              See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               CZECH REPUBLIC -- 3.3%
      217,979  Ceske Energeticke Zavody AS                                   672,549
       15,380  Ceske Radiokomunikace                                         129,192
       33,355  Ceski Telecom AS*                                             300,118
       14,925  Komercni Banka AS                                             800,439
          767  Philip Morris CR AS                                           281,253
       95,500  Unipetrol*                                                     97,190
                                                                        ------------
                                                                           2,280,741
                                                                        ------------
               EGYPT -- 1.0%
       71,400  AIC*                                                           28,514
       43,500  Al Ahram Beverage Co GDR*                                     328,425
       23,500  Export Development Bank of Egypt                               96,435
       25,600  MobiNil-Egyptian Mobile Services Co                           158,933
       32,500  Orascom Telecom Holding SAE*                                   64,895
                                                                        ------------
                                                                             677,202
                                                                        ------------
               HUNGARY -- 1.4%
          800  Delmagyarorszagi Aramszol                                      30,959
        1,500  Gedeon Richter Rt                                              80,830
       19,400  Matav Rt ADR                                                  324,562
        6,900  MOL Magyar Olaj es Gazipari Rt (New Shares)                   146,905
       34,200  OTP Bank Rt                                                   302,479
       18,900  Pannonplast Rt                                                114,213
                                                                        ------------
                                                                             999,948
                                                                        ------------
               INDIA -- 1.5%
        2,200  Indian Petrochemicals GDR                                      11,440
        1,300  Infosys Technologies ADR                                       73,580
        4,300  ITC Ltd GDR                                                    62,995
       18,100  Mahanagar Telephone Nigam*                                     95,025
       42,300  Mahindra & Mahindra Ltd GDR*                                   76,140
        3,700  Ranbaxy Laboratories Ltd GDR                                   72,150
       20,500  Reliance Industries Ltd GDR 144A*                             215,250
       11,000  Satyam Computer Services Ltd ADR*                             114,400
       88,000  Silverline Technologies Ltd ADR*                               83,600
       12,900  State Bank of India Ltd GDR                                   150,285
       23,500  Tata Engineering & Locomotive GDR*                             67,210
                                                                        ------------
                                                                           1,022,075
                                                                        ------------

              See accompanying notes to the financial statements.
2

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               INDONESIA -- 6.1%
      568,000  Astra International Tbk*                                      205,263
    4,432,700  Bank Central Asia Tbk                                       1,126,321
  147,576,000  Bank Internasional Indonesia (Entitlement Letters)(a)+*            --
   13,434,000  Bentoel International Investama Tbk PT*                       197,224
    1,000,000  Gajah Tunggal Tbk*                                             25,409
    1,621,500  HM Sampoerna Tbk                                              709,578
      632,000  Indofood Sukses Makmur Tbk                                     66,019
      652,000  Jakarta International Hotel & Development Tbk PT*              49,701
    8,115,000  Lippo Bank Tbk PT*                                             50,404
       10,100  PT Indosat (Persero) Tbk Class B ADR                          103,525
    2,103,000  PT Matahari Putra Prima Tbk                                   130,621
      496,000  Sinar Mas Agro Resources and Technology Tbk*                   47,612
    3,644,112  Telekomunikasi Tbk                                          1,491,802
                                                                        ------------
                                                                           4,203,479
                                                                        ------------
               ISRAEL -- 0.0%
        8,789  Bank Hapoalim Ltd*                                             14,119
        9,211  Bank Leumi Le-Israel*                                          11,794
        5,400  Bezeq*                                                          6,011
            1  IDB Development Corp Ltd*                                           3
        5,049  Israel Discount Bank Class A*                                   3,154
                                                                        ------------
                                                                              35,081
                                                                        ------------
               MALAYSIA -- 1.4%
      168,000  Arab-Malaysian Corp Berhad*                                    53,053
       32,900  Edaran Otomobil Berhad                                        111,687
       41,400  Hong Leong Credit Berhad                                       50,334
       25,000  Malayan Banking Berhad                                         57,566
      203,000  Malaysia Mining Corp                                          123,937
       77,000  Perusahaan Otomobil Nasional                                  200,605
      562,000  Renong Berhad*                                                124,971
       36,000  Resorts World Berhad                                           98,526
      264,000  Tan Chong International Ltd                                    35,539
       33,000  Tenaga Nasional Berhad                                         85,539
                                                                        ------------
                                                                             941,757
                                                                        ------------
               PHILIPPINES -- 3.4%
      571,140  Aboitiz Equity Ventures Inc*                                   25,117
    9,444,900  Ayala Land Inc                                              1,001,966

              See accompanying notes to the financial statements.              3

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               PHILIPPINES -- CONTINUED
      192,000  Bank of the Philippine Islands                                161,096
    2,612,200  Filinvest Land Inc*                                            61,469
      354,000  First Philippine Holdings*                                     88,765
       14,612  Globe Telecom Inc*                                            136,692
      362,738  La Tondena Distillers Inc                                     216,894
       58,200  Philippine Long Distance Telephone*                           319,934
    3,280,000  SM Prime Holdings                                             360,613
                                                                        ------------
                                                                           2,372,546
                                                                        ------------
               POLAND -- 3.5%
       22,400  Bank Pekao SA*                                                477,287
       18,600  Bank Rozwoju Eksportu SA                                      400,368
      113,700  Elektrim SA (Bearer)*                                          72,322
       96,600  KGHM Polska Miedz SA*                                         256,996
       20,100  Orbis SA                                                       87,989
       68,700  Polski Koncern Naftowy Orlen                                  284,955
        3,200  Prokom Software SA*                                            86,681
      234,200  Telekomunikacja Polska SA*                                    733,521
                                                                        ------------
                                                                           2,400,119
                                                                        ------------
               RUSSIA -- 9.7%
       61,700  AO Tatneft ADR                                                824,312
        3,800  Golden Telecom Inc*                                            51,300
       22,300  JSC Mining & Smelting Co ADR*                                 412,550
       12,675  Lukoil Holding Co ADR                                         808,031
       44,500  Mosenergo ADR                                                 111,250
          800  Sberbank RF                                                   121,600
       76,750  Surgutneftegaz ADR                                          1,323,938
       12,700  Vimpel-Communications ADR*                                    299,085
       21,270  Yukos Corp ADR                                              2,743,830
                                                                        ------------
                                                                           6,695,896
                                                                        ------------
               SOUTH AFRICA -- 0.8%
       38,000  Gencor Ltd                                                    159,064
        5,000  Harmony Gold Mining Co Ltd                                     70,637
       82,000  Pick'n Pay Stores Ltd                                          99,072
      258,000  Sanlam Ltd                                                    201,756
                                                                        ------------
                                                                             530,529
                                                                        ------------

              See accompanying notes to the financial statements.
4

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               SOUTH KOREA -- 19.1%
        2,800  Cheil Industries Inc                                           37,156
      142,600  Chohung Bank*                                                 671,505
       98,600  Daegu Bank*                                                   499,583
       19,000  Daegu Department Store Co                                     302,716
       14,300  Hana Bank                                                     222,480
       16,600  Hanjin Heavy Industry                                          41,433
       26,200  Hanwha Corp*                                                   60,598
      364,800  Hynix Semiconductor*                                          162,376
        3,400  Hyosung Corp                                                   37,056
        1,900  Hyundai Fire & Marine Insurance Co                             57,698
        6,000  Hyundai Mobis                                                 142,518
        5,600  KIA Motors Corp*                                               46,591
       11,848  Kookmin Bank                                                  553,981
       29,000  Korea Electric Power Corp                                     507,883
       28,000  Korea Electric Power Corp ADR                                 280,000
       83,900  Korea Exchange Bank*                                          419,517
        2,950  Korea Reinsurance                                              75,839
       16,200  Korean Air Lines*                                             211,606
       29,000  KT Freetel*                                                   832,397
       41,700  KTBNetwork                                                    117,958
       79,500  Kumho Industrial Co Ltd*                                      171,309
       16,100  LG Chemicals Ltd                                              582,678
       33,300  LG Electronics Inc*                                         1,243,954
       20,000  LG Engineering & Construction Ltd                             227,963
       11,800  LG Household & Health Care Ltd                                402,513
       39,800  LG Investment & Securities Co Ltd                             569,541
       17,800  LG Telecom Co Ltd*                                             92,262
        1,200  Pacific Chemical Corp                                         127,792
        9,490  Pohang Iron & Steel                                           852,714
       13,700  Pusan Bank*                                                    69,757
       10,124  Samsung Electronics                                         2,788,006
        1,614  Samsung Electronics GDS 144A (Non Voting)                     110,559
       13,936  SK Corp                                                       191,309
       15,400  SK Global*                                                    142,860
       65,200  Ssangyong Cement*                                             107,677
       33,700  Woongjin.com Co Ltd                                           140,049
        1,084  Yuhan Corp                                                     47,889
                                                                        ------------
                                                                          13,149,723
                                                                        ------------

              See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               TAIWAN -- 13.5%
      351,680  Acer Communications & Multimedia Inc                          595,633
      219,750  Asustek Computer Inc                                          529,402
      218,000  AU Optronics Corp*                                            168,696
      368,000  Cathay Financial Holding Co Ltd                               444,888
      328,000  Cheng Loong Corp*                                              72,793
    1,894,000  China Development Financial Holding Corp*                   1,095,085
    1,190,000  Chinatrust Financial Holding Co*                              927,814
      238,000  Federal Corp*                                                 157,763
      360,950  First Bank*                                                   217,129
      233,580  Hsinchu International Bank*                                    70,937
    1,580,700  Inventec Co Ltd                                             1,144,732
      301,000  Lite-On Technology Corp                                       474,639
    3,982,400  Macronix International*                                     1,523,418
      496,480  Nan Ya Plastic Corp                                           455,234
      165,000  Prodisc Technology Inc*                                        92,028
       73,000  Ritek Corp                                                     34,747
       85,000  Sunplus Technology Co Ltd                                     158,855
      323,000  Taiwan Cement Corp*                                            96,207
      274,000  Taiwan Pulp & Paper Corp*                                      35,605
       43,636  Taiwan Semiconductor*                                          63,584
      302,000  Taiwan Synthetic Rubber Corp*                                  63,495
      520,950  Tatung Co*                                                    123,221
       28,200  Via Technologies Inc                                           48,173
      458,000  Walsin Lihwa Corp*                                            108,331
    1,200,960  Yageo Corp*                                                   424,343
      326,000  Yieh Loong Co Ltd*                                             55,214
      184,000  Yulon Motor Co                                                138,625
                                                                        ------------
                                                                           9,320,591
                                                                        ------------
               THAILAND -- 10.5%
      265,500  Adkinson Securities Ltd (Foreign Registered)*                  78,033
      422,000  Advanced Info Service Pcl (Foreign Registered)                290,069
      260,000  BIG C Supercenter Pcl NVDR*                                   125,717
      124,300  Electricity Generating Pcl NVDR                               109,746
      426,000  Italian-Thai Development Pcl (Foreign Registered)*            310,488
      164,000  Italian-Thai Development Pcl NVDR*                            119,531
      990,000  Jasmine International Pcl (Foreign Registered)*                61,479
      122,200  Land & House Pcl (Foreign Registered)                         207,094
      270,400  Land & House Pcl NVDR                                         432,614
      130,000  Loxley Co Ltd (Foreign Registered)*                            31,121

6             See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               THAILAND -- CONTINUED
    1,950,000  National Finance Pcl NVDR*                                    637,829
      386,240  PTT Exploration & Production Pcl (Foreign Registered)*      1,116,883
      498,000  Quality House Co Ltd NVDR*                                     96,791
      145,000  Shin Satellite (Foreign Registered)*                           69,424
        9,000  Siam Cement Pcl (Foreign Registered)                          220,574
       33,600  Siam Cement Pcl NVDR                                          723,129
    1,090,250  Siam Commercial Bank Pcl (Foreign Registered)*                678,338
    2,249,300  Siam Industrial Credit Pcl NVDR*                              511,810
       61,000  Siam Panich Leasing Ltd (Foreign Registered)                   50,966
      238,000  Thai Airways International (Foreign Registered)*              208,722
      710,000  Thai Farmers Bank NVDR*                                       429,130
    1,689,000  Thai Petrochemical (Foreign Registered)*                      153,727
       95,200  Thai Union Frozen Products Pcl (Foreign Registered)(a)         37,660
      250,000  Thai Union Frozen Products Pcl NVDR                            98,365
      224,000  Tipco Asphalt Pcl (Foreign Registered)*                       164,589
      236,000  Tisco Finance Pcl (Foreign Registered)*                       135,369
      270,000  TPI Polene Co (Foreign Registered)*                            96,634
      304,000  Vinythai Pcl (Foreign Registered)*                             61,607
                                                                        ------------
                                                                           7,257,439
                                                                        ------------
               TURKEY -- 3.3%
  215,808,235  Akbank TAS*                                                   621,507
   75,413,280  Dogan Yayin Holding*                                          112,057
   19,871,000  Eregli Demir ve Celik Fabrikalari TAS*                        231,341
  101,800,715  Hurriyet Gazeteci*                                            249,512
    5,500,000  KOC Holding AS*                                                54,764
    3,741,000  Petrol Ofisi*                                                  57,307
   42,855,999  Sabanci Holding*                                              102,413
   97,625,501  Trakya Cam Sanayii                                            284,143
   25,608,000  Turkcell Iletisim Hizmet AS*                                  134,944
  176,978,000  Turkiye Garanti Bankasi*                                      178,930
  310,584,000  Yapi VE Kredi Bankasi*                                        233,128
                                                                        ------------
                                                                           2,260,046
                                                                        ------------

               TOTAL COMMON STOCKS (COST $62,839,146)                     60,793,843
                                                                        ------------
               PREFERRED STOCKS -- 6.5%
               BRAZIL -- 3.0%
       49,000  Aracruz Celulose SA 3.40%                                      84,789

              See accompanying notes to the financial statements.              7

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

   SHARES      DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               BRAZIL -- CONTINUED
   20,970,098  Banco Bradesco SA 1.23%                                        70,016
   10,763,198  Cia Energetica de Minas Gerais 2.88%                           98,976
       15,300  Companhia Vale do Rio Doce                                    347,956
   22,622,000  Electrobras Class B (Registered)                              162,544
  112,723,000  Embratel Participacoes SA*                                    107,001
   32,918,000  Gerdau SA                                                     356,413
      524,754  Investimentos Itau SA                                         309,594
    1,808,000  Itaubanco SA (Registered)                                      87,599
   15,070,000  Petrobras Distribuidora SA 1.62%                              203,649
       10,800  Petroleo Brasileiro SA (Petrobras) 3.01%                      156,625
  124,395,000  Tele Nordeste Celular Participacoes SA 1.88%                  104,961
        3,000  Usinas Siderrurgicas de Minas Gerais SA 4.57%                   5,686
                                                                        ------------
                                                                           2,095,809
                                                                        ------------
               RUSSIA -- 0.1%
      822,000  Unified Energy Systems 5.68%                                   64,938
                                                                        ------------
               SOUTH KOREA -- 3.4%
       33,000  Dongbu Steel 11.70%                                            68,638
       15,300  Samsung Electronics (Non Voting)                            2,100,337
        3,000  Samsung SDI Co Ltd 3.63%                                      143,018
                                                                        ------------
                                                                           2,311,993
                                                                        ------------

               TOTAL PREFERRED STOCKS (COST $4,692,572)                    4,472,740
                                                                        ------------
               MUTUAL FUNDS -- 1.7%
               TAIWAN -- 0.2%
       34,900  R.O.C. Taiwan Fund*                                           134,016
                                                                        ------------
               UNITED STATES -- 1.5%
       35,363  GMO Alpha LIBOR Fund(b)                                       907,420
       18,288  Morgan Stanley Emerging Markets Fund*                         160,020
                                                                        ------------
                                                                           1,067,440
                                                                        ------------

               TOTAL MUTUAL FUNDS (COST $1,431,943)                        1,201,456
                                                                        ------------

              See accompanying notes to the financial statements.
8

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)


   SHARES/
PAR VALUE ($)  DESCRIPTION                                               VALUE ($)
------------------------------------------------------------------------------------
               RIGHTS AND WARRANTS -- 0.4%
               THAILAND -- 0.4%
      132,750  Adkinson Sec - Warrants Exp. 6/14/03*                           7,552
      132,750  Adkinson Sec - Warrants Exp. 6/14/05*                           7,551
      266,500  Land & House Warrants, Expires 9/02/08 (Foreign
                 Registered)*                                                257,404
      116,526  Telecomasia Corp Pcl Warrants, Expires 12/31/49(a)*                --
                                                                        ------------
                                                                             272,507
                                                                        ------------

               TOTAL RIGHTS AND WARRANTS (COST $28,025)                      272,507
                                                                        ------------
               DEBT OBLIGATION -- 0.2%
               UNITED STATES -- 0.2%
$     140,000  U.S. Treasury Inflation Indexed Bond, 3.50%, due
                 01/15/11(b)                                                 156,891
                                                                        ------------

               TOTAL DEBT OBLIGATION (COST $147,847)                         156,891
                                                                        ------------
               CONVERTIBLE SECURITIES -- 0.2%
               MALAYSIA -- 0.2%
$     149,850  Berjaya Sports Toto BHD, 0.08%, due 06/25/12                  125,401
                                                                        ------------

               TOTAL CONVERTIBLE SECURITIES (COST $121,712)                  125,401
                                                                        ------------
               SHORT-TERM INVESTMENTS -- 2.5%
               CASH EQUIVALENTS -- 2.5%
$   1,700,000  Societe Generale GC Time Deposit, 1.81%, due 9/03/02        1,700,000
                                                                        ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $1,700,000)              1,700,000
                                                                        ------------
               TOTAL INVESTMENTS -- 99.6%
               (Cost $70,961,245)                                         68,722,838

               Other Assets and Liabilities (net) -- 0.4%                    280,281
                                                                        ------------
               TOTAL NET ASSETS -- 100.0%                               $ 69,003,119
                                                                        ============


              See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

               NOTES TO SCHEDULE OF INVESTMENTS:


144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

GDR - Global Depository Receipt

GDS - Global Depository Share

NVDR - Non-Voting Depositary Receipt


*    Non-income producing security.
(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).
+ Direct placement securities are restricted as to resale. They have been valued at fair value by the Trustees after consideration of restricitions as to resale, financial condition and prospects of the issuer, general market conditions, and pertinent information in accordance with the Fund's By-Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to those restricted securities.
Additional information on each restricted security is as follows:


                                                                         MARKET
                                                                       VALUE AS A     MARKET
                                                                       PERCENTAGE   VALUE AS OF
                                           ACQUISITION   ACQUISITION   OF FUND'S    AUGUST 31,
                   ISSUER, DESCRIPTION        DATE          COST       NET ASSETS      2002
                   -------------------     -----------   -----------   ----------   -----------
                   Bank Internasional
                   Indonesia
                   (Entitlement Letters)      3/17/99        $0           0.00%         $0



(b) All or a portion of this security is held as collateral for open swap contracts (Note 6).


10            See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2002 (UNAUDITED)

At August 31, 2002, industry sector diversification of the Fund's equity investments was as follows:


INDUSTRY SECTOR
--------------------------------------------------------------------
Financials                                                     23.6%
Information Technology                                         16.6
Energy                                                         14.1
Materials                                                      12.4
Telecommunication Services                                     11.2
Consumer Discretionary                                          7.7
Utilities                                                       4.4
Industrials                                                     4.1
Consumer Staples                                                3.9
Health Care                                                     0.3
Telecommunications                                              0.1
Miscellaneous                                                   1.6
                                                              -----
                                                              100.0%
                                                              =====


              See accompanying notes to the financial statements.             11

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND)
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS:
   Investments, at value (cost $70,961,245) (Note 1)          $68,722,838
   Cash                                                            10,436
   Foreign currency, at value (cost $135,036) (Note 1)            133,819
   Receivable for investments sold                                 78,191
   Dividends and interest receivable                              256,012
   Foreign taxes receivable                                           335
   Receivable for expenses reimbursed by Manager (Note 2)          22,010
                                                              -----------

      Total assets                                             69,223,641
                                                              -----------

LIABILITIES:
   Payable to affiliate for (Note 2):
      Management fee                                               37,167
      Shareholder service fee                                       8,576
      12b-1 fee -- Class M                                              2
      Administration fee -- Class M                                     2
   Net payable for open swap contracts (Notes 1 and 6)             95,963
   Accrued expenses                                                78,812
                                                              -----------

      Total liabilities                                           220,522
                                                              -----------
NET ASSETS                                                    $69,003,119
                                                              ===========

NET ASSETS CONSIST OF:
   Paid-in capital                                            $76,708,814
   Accumulated undistributed net investment income                202,220
   Accumulated net realized loss                               (5,561,758)
   Net unrealized depreciation                                 (2,346,157)
                                                              -----------
                                                              $69,003,119
                                                              ===========

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                           $68,986,012
                                                              ===========
   Class M shares                                             $    17,107
                                                              ===========

SHARES OUTSTANDING:
   Class III                                                    7,758,553
                                                              ===========
   Class M                                                          1,926
                                                              ===========

NET ASSET VALUE PER SHARE:
   Class III                                                  $      8.89
                                                              ===========
   Class M                                                    $      8.88
                                                              ===========


12            See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND)
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME:
   Dividends (net of withholding taxes of $127,229)           $   840,209
   Interest                                                        23,189
   Dividends from investment company shares                         6,589
                                                              -----------

         Total income                                             869,987
                                                              -----------
EXPENSES:
   Management fee (Note 2)                                        241,551
   Custodian fees                                                 210,956
   Audit fees                                                      23,184
   Transfer agent fees                                             14,352
   Legal fees                                                       3,705
   Registration fees                                                1,012
   Trustees fees (Note 2)                                             895
   Miscellaneous                                                    3,036
   Fees reimbursed by Manager (Note 2)                            (83,937)
                                                              -----------
                                                                  414,754
   Shareholder service fee (Note 2) - Class III                    55,741
      12B-1 fee (Note 2) - Class M                                      2
      Administration fee (Note 2) - Class M                             2
                                                              -----------
      Net expenses                                                470,499
                                                              -----------

         Net investment income                                    399,488
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                               6,724,957
      Realized gains distributions from investment company
      shares                                                        3,425
      Closed swap contracts                                       (60,384)
      Foreign currency, forward contracts and foreign
      currency related transactions                               (22,215)
                                                              -----------
         Net realized gain                                      6,645,783
                                                              -----------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                             (10,501,589)
      Open swap contracts                                        (131,451)
      Foreign currency, forward contracts and foreign
      currency related transactions                               (15,525)
                                                              -----------

         Net unrealized loss                                  (10,648,565)
                                                              -----------

      Net realized and unrealized loss                         (4,002,782)
                                                              -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(3,603,294)
                                                              ===========


              See accompanying notes to the financial statements.             13

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND)
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                         AUGUST 31, 2002      YEAR ENDED
                                                           (UNAUDITED)     FEBRUARY 28, 2002
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                   $    399,488       $ 1,029,438
   Net realized gain (loss)                                   6,645,783        (6,820,591)
   Change in net unrealized appreciation (depreciation)     (10,648,565)       10,978,483
                                                           ------------       -----------

   Net increase (decrease) in net assets from
    operations                                               (3,603,294)        5,187,330
                                                           ------------       -----------

Distributions to shareholders from:
   Net investment income
      Class III                                              (1,010,952)         (414,875)
                                                           ------------       -----------
      Total distributions from net investment income         (1,010,952)         (414,875)
                                                           ------------       -----------
   Net share transactions: (Note 5)
      Class III                                               1,195,442        15,393,038
      Class M                                                    17,231                --
                                                           ------------       -----------
   Increase in net assets resulting from net share
    transactions                                              1,212,673        15,393,038
                                                           ------------       -----------

      Total increase (decrease) in net assets                (3,401,573)       20,165,493
NET ASSETS:
   Beginning of period                                       72,404,692        52,239,199
                                                           ------------       -----------
   End of period (including accumulated undistributed
    net investment income of $202,220 and $813,684,
    respectively)                                          $ 69,003,119       $72,404,692
                                                           ============       ===========

14            See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND)
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------


                                          SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2002   -------------------------------------------------------------
                                            (UNAUDITED)        2002         2001         2000         1999        1998+
                                          ----------------  -----------  -----------  -----------  -----------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD          $  9.65         $  8.81      $ 11.41      $  5.74      $  8.61     $ 10.00
                                              -------         -------      -------      -------      -------     -------

Income from investment operations:
   Net investment income                         0.07            0.14         0.08         0.05         0.23        0.03*
   Net realized and unrealized gain
     (loss)                                     (0.68)           0.77        (2.48)        5.63        (2.94)      (1.42)
                                              -------         -------      -------      -------      -------     -------
      Total from investment operations          (0.61)           0.91        (2.40)        5.68        (2.71)      (1.39)
                                              -------         -------      -------      -------      -------     -------

Less distributions to shareholders:
   From net investment income                   (0.15)          (0.07)          --           --        (0.16)         --
   From net realized gains                         --              --        (0.20)       (0.01)          --          --
                                              -------         -------      -------      -------      -------     -------
      Total distributions                       (0.15)          (0.07)       (0.20)       (0.01)       (0.16)         --
                                              -------         -------      -------      -------      -------     -------
NET ASSET VALUE, END OF PERIOD                $  8.89         $  9.65      $  8.81      $ 11.41      $  5.74     $  8.61
                                              =======         =======      =======      =======      =======     =======
TOTAL RETURN(a)                                 (6.47)%***      10.49%      (21.27)%      98.96%      (31.60)%    (13.90)%***
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)          $68,986         $72,405      $52,239      $65,191      $31,718     $39,698
   Net expenses to average daily net
     assets                                      1.27%**(b)      1.40%        1.40%        1.28%        1.27%       1.65%**(b)
   Net investment income to average
     daily net assets                            1.07%**         2.12%        0.91%        0.54%        3.65%       0.78%**
   Portfolio turnover rate                         65%            109%          98%         157%         158%         56%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.23%           0.17%        0.15%        0.17%        0.34%       0.66%
   Purchase and redemption fees
     consisted of the following per
     share amounts:(c)                        $  0.00(d)      $  0.04      $  0.02           --           --          --



+    Period from August 29, 1997 (commencement of operations) to February 28,
     1998.
*    Computed using average shares outstanding throughout the period.
**   Annualized.
***  Not Annualized.
(a) The total returns would have been lower had certain expenses not been reimbursd during the periods shown.
(b) Include stamp duties and transfer taxes which approximate .16% of average daily net assets.
(c) Effective March 1, 2000 the fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(d)  Purchase and redemption fees were less than $0.01 per share.



              See accompanying notes to the financial statements.             15

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND)
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                PERIOD FROM JULY 9, 2002
                                                              (COMMENCEMENT OF OPERATIONS)
                                                                THROUGH AUGUST 31, 2002
                                                                      (UNAUDITED)
                                                              ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $            9.85
                                                                   -----------------

Income from investment operations:
   Net investment income                                                        0.00(b)
   Net realized and unrealized loss                                            (0.97)
                                                                   -----------------

      Total from investment operations                                         (0.97)
                                                                   -----------------
NET ASSET VALUE, END OF PERIOD                                     $            8.88
                                                                   =================
TOTAL RETURN(a)                                                                (9.85)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                               $              17
   Net expenses to average daily net assets                                     1.56%*
   Net investment income to average daily net assets                            0.11%*
   Portfolio turnover rate                                                        65%
   Fees and expenses reimbursed by the Manager to average
     daily net assets:                                                          0.23%


*    Annualized.
**   Not annualized.
(a) The total returns would have been lower had certain expenses not been reimbursd during the periods shown. Calculation excludes purchase premiums and redemption fees.
(b)  Net investment income earned was less than $.01 per share.

16            See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------


1.    SIGNIFICANT ACCOUNTING POLICIES


      GMO Emerging Countries Fund (the "Fund") (formerly GMO Evolving Countries
      Fund) is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries of Asia, Latin America, the Middle East, Africa and Europe ("Emerging Markets"). The Fund's benchmark is the IFC Investable Composite.

      At August 31, 2002 1.3% of the Fund is invested in GMO Alpha LIBOR Fund, a separate fund of GMO Trust managed by GMO. Shares of GMO Alpha LIBOR Fund are not publicly available for direct purchase. The financial statements of the GMO Alpha Libor Fund should be read in conjunction with the Fund's financial statements.

      Throughout the six months ended August 31, 2002, the Fund had one class of shares outstanding: Class III. Effective July 9, 2002, the Fund also had Class M shares outstanding. Class III shares bear a shareholder service fee while Class M shares bear an administrative fee and a 12-b1 fee. (See
      Note 2)

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
      sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.


      FORWARD CURRENCY CONTRACTS

      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no forward foreign currency contracts outstanding as of August 31, 2002.

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2002, there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premuims paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2002 there were no open purchased option contracts.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
      for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2002, there were no outstanding futures contracts.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.


      SWAP AGREEMENTS

      The Fund may invest in swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in the price of the security or index underlying these transactions. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreements. The Fund earns interest on cash set aside as collateral. See Note 6 for a summary of the open swap agreement as of August 31, 2002.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
      purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

      The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      At February 28, 2002, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code of $1,253,194 and $7,353,298 expiring in 2009 and 2010, respectively. The Fund has elected to defer to March 1, 2002 post-October capital losses of $2,900,513.


      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

      Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

      ALLOCATION OF OPERATING ACTIVITY
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
      things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

      PURCHASES AND REDEMPTIONS OF FUND SHARES
      Effective April 1, 2002 the Fund ceased charging a purchase premium or redemption fee in connection with the purchase or sale of Fund shares. Prior to April 1, 2002, the premium on cash purchases of Fund shares was 1.20% of the amount invested. In the case of cash redemptions, the fee was .40% of the amount redeemed. All purchase premiums and redemption fees were paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2002 and year ended February 28, 2002 and the Fund received $0 and $230,775 in purchase premiums and $1,000 and $15,444 in redemption fees, respectively.


      INVESTMENT RISK

      Investments in securities of issuers in emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO earns a management fee paid monthly at the annual rate of .65% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

      The Fund pays GMO an administrative fee monthly at an annual rate of .20% of average daily Class M net assets for support services provided to Class M shareholders.

      Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee at the annual rate of

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
      .25% of average daily Class M net assets for any activities or expenses intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.


      The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (excluding expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes ("fund expenses")) exceed 1.25% and 1.55% of the Fund's average daily net assets for class III and class M respectively. For the six months ended August 31, 2002, indirect operating expenses incurred indirectly through the investment in the GMO Alpha Libor fund, and indirect investment expenses incurred by the Fund rounded to less than 0.001% of the Fund's average daily net assets.


      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 2002, was $895.

3.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2002, were as follows:

                                                                   Purchases      Sales
                                                                  -----------  -----------
         U.S. Government securities                               $   147,847  $        --
         Investments (non-U.S. Government securities)              47,473,387   45,854,933

      At August 31, 2002, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $70,961,245       $7,179,163       $(9,417,570)     $(2,238,407)

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

4.    PRINCIPAL SHAREHOLDERS

      At August 31, 2002, 43.9% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

5.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                            Six Months Ended
                                                             August 31, 2002             Year Ended
                                                               (Unaudited)            February 28, 2002
                                                        -------------------------  -----------------------
                                                          Shares        Amount       Shares      Amount
         Class III:                                     -----------  ------------  ----------  -----------
         Shares sold                                      1,874,233  $ 18,476,769   2,036,289  $18,983,825
         Shares issued to shareholders
           in reinvestment of distributions                  99,670       970,789      47,640      393,508
         Shares repurchased                              (1,715,835)  (18,252,116)   (514,676)  (3,984,295)
                                                        -----------  ------------  ----------  -----------
         Net increase                                       258,068  $  1,195,442   1,569,253  $15,393,038
                                                        ===========  ============  ==========  ===========



                                                                   Period from July 10, 2002
                                                                       (commencement of
                                                                          operations)
                                                                    through August 31, 2002
                                                                          (Unaudited)
                                                                  ---------------------------
                                                                     Shares        Amount
         Class M:                                                 ------------  -------------
         Shares sold                                                    2,273        $20,382
         Shares issued to shareholders
           in reinvestment of distributions                                --             --
         Shares repurchased                                              (347)        (3,151)
                                                                  -----------   ------------
         Net increase                                                   1,926        $17,231
                                                                  ===========   ============

GMO EMERGING COUNTRIES FUND (FORMERLY GMO EVOLVING COUNTRIES FUND) (A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------

6.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at August 31, 2002 is as follows:


      TOTAL RETURN SWAP AGREEMENT



                          Expiration                                                      Net Unrealized
         Notional Amount     Date                        Description                       Depreciation
         ---------------  ----------  --------------------------------------------------  --------------
           $1,059,590      10/02/02   Agreement with Credit Agricole Indosuez (W.I.          $(95,963)
                                      Carr) dated 8/17/01 to receive (pay) the notional
                                      amount multiplied by the return on the MSCI Taiwan
                                      Index and to pay the notional amount multiplied by
                                      3 month LIBOR adjusted by a specified spread.
                                                                                             --------
                                                                                             $(95,963)
                                                                                             ========


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